Schedule of Investments
California Municipal Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 12
iShares California Muni Bond ETF 702 41
$ 53
TOTAL INVESTMENT COMPANIES $ 53
MUNICIPAL BONDS - 101 .61%
Principal
Amount (000's) Value (000's)
California - 97 .01%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
$ 1,000 $ 1,013
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 951
5.00%, 10/01/2035 5,270 5,419
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2043
(a),(c)
1,000 1,132
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,864
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,040 1,742
California Community Choice Financing Authority
4.00%, 08/01/2030 1,500 1,530
4.00%, 08/01/2031 1,245 1,259
4.00%, 02/01/2052
(d)
1,850 1,866
4.00%, 10/01/2052
(d)
6,115 6,129
4.00%, 05/01/2053
(d)
3,150 3,169
5.00%, 02/01/2054
(d)
5,000 5,368
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,485 1,416
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,034
5.00%, 10/01/2045 1,000 1,024
5.00%, 06/01/2046 3,000 3,732
5.00%, 05/01/2049 3,000 3,724
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,850
5.00%, 08/15/2034 2,000 2,105
5.00%, 02/01/2035 2,000 2,037
5.00%, 06/01/2041
(d)
10,000 11,170
5.00%, 11/15/2046 4,500 4,668
5.00%, 11/15/2048 2,785 2,887
California Housing Finance Agency
3.50%, 11/20/2035 9,480 8,932
4.25%, 01/15/2035 8,375 8,388
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
4,552 4,484
California Infrastructure & Economic Development
Bank
3.95%, 01/01/2050
(d),(e)
3,500 3,500
5.00%, 08/01/2036 2,250 2,505
5.00%, 08/01/2037 1,000 1,107
5.00%, 08/01/2038 1,175 1,295
5.00%, 08/01/2039 1,130 1,240
8.00%, 01/01/2050
(d),(e)
9,000 9,108
California Municipal Finance Authority
2.40%, 10/01/2044
(d)
4,000 3,727
4.00%, 07/15/2029 11,700 11,681
4.00%, 10/01/2039 2,150 2,158
4.00%, 10/01/2046 1,930 1,800
4.38%, 09/01/2053
(d)
1,700 1,773
4.50%, 10/01/2045
(d)
1,000 1,000
5.00%, 05/15/2033 1,000 1,067
5.00%, 05/15/2034 1,000 1,065
5.00%, 12/31/2034 7,550 7,871
5.00%, 12/31/2036 8,000 8,275
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
5.00%, 05/15/2038 $ 2,000 $ 2,094
5.00%, 10/01/2044 1,000 1,025
5.25%, 11/01/2036 2,100 2,125
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2046
(a)
2,000 1,943
5.00%, 05/15/2031
(a)
400 446
5.00%, 05/15/2043
(a)
600 629
5.00%, 05/15/2044
(a)
5,000 5,228
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,769
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,313
3.25%, 12/01/2027
(d)
2,000 1,991
3.38%, 07/01/2025 2,000 2,002
4.30%, 07/01/2040 3,600 3,604
5.00%, 07/01/2029
(e)
1,000 1,047
5.00%, 07/01/2029
(e)
1,000 1,067
5.00%, 07/01/2030
(e)
2,000 2,010
5.00%, 07/01/2030
(e)
565 607
5.00%, 07/01/2031
(e)
1,000 1,082
5.00%, 07/01/2037
(e)
11,000 11,010
5.00%, 07/01/2039
(e)
8,500 8,761
5.00%, 11/21/2045
(e)
2,250 2,290
California Public Finance Authority
5.00%, 11/15/2036
(e)
275 248
5.00%, 11/15/2046
(e)
500 411
5.00%, 11/15/2051
(e)
250 199
5.00%, 11/15/2056
(e)
750 586
California School Finance Authority
5.00%, 07/01/2035
(e)
1,925 1,954
5.00%, 08/01/2038
(e)
1,000 1,028
California State Public Works Board
5.00%, 10/01/2039 4,500 4,538
California State University
5.00%, 11/01/2037 2,000 2,129
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
750 693
3.80%, 08/01/2034
(d)
1,100 1,100
4.00%, 09/02/2029 1,000 1,017
4.00%, 07/01/2048 1,800 1,805
5.00%, 10/01/2028 1,875 1,917
5.00%, 11/01/2032
(e)
1,135 1,161
5.00%, 05/15/2034 5,210 5,315
5.00%, 06/01/2034
(e)
375 382
5.00%, 09/02/2034 1,000 1,073
5.00%, 12/01/2036
(e)
5,000 5,084
5.00%, 09/02/2038 3,000 3,135
5.00%, 06/01/2039
(e)
475 473
5.00%, 09/02/2039 745 780
5.00%, 09/02/2039 900 935
5.00%, 09/02/2039 945 1,001
5.00%, 05/15/2040 3,840 3,876
5.00%, 09/02/2040 1,000 1,030
5.00%, 12/01/2041
(e)
4,040 4,051
5.00%, 09/02/2044 1,425 1,471
5.00%, 09/02/2048 940 974
5.00%, 09/02/2049 600 620
5.00%, 06/01/2051
(e)
1,950 1,821
5.25%, 12/01/2034 3,500 3,528
5.25%, 12/01/2038
(e)
1,000 1,031
5.25%, 12/01/2043
(e)
3,825 3,922

Schedule of Investments
California Municipal Fund
January 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
$ 3,000 $ 3,107
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,097
6.00%, 05/01/2043 1,550 1,586
Chino Valley Unified School District
5.00%, 08/01/2055
(f)
6,570 7,092
5.25%, 08/01/2047 2,000 2,118
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,253
City of Irvine CA
4.00%, 09/02/2038 1,000 1,003
5.00%, 09/01/2049 2,000 2,009
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,893
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,056
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 584
5.00%, 05/15/2026 1,000 1,017
5.00%, 05/15/2026 415 433
5.00%, 05/15/2026 3,085 3,196
5.00%, 05/15/2029 1,875 2,036
5.00%, 05/15/2036 1,500 1,521
5.00%, 05/15/2036 5,000 5,368
5.00%, 05/15/2036 235 266
5.00%, 05/15/2037
(f)
4,225 4,659
5.00%, 05/15/2042
(f)
3,500 3,583
5.00%, 05/15/2044
(f)
550 568
5.00%, 05/15/2044
(f)
3,100 3,170
5.00%, 05/15/2044
(f)
4,090 4,280
5.50%, 05/15/2040
(f)
5,000 5,656
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,097
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,165
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 7,960
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2036 1,350 1,411
5.00%, 07/01/2037 2,000 2,088
CSCDA Community Improvement Authority
5.00%, 01/01/2054
(e)
5,000 3,965
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,031
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 10
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 478
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,865
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,054
5.00%, 06/01/2028 5,000 5,401
5.00%, 06/01/2051 5,035 5,270
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,001
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
La Verne Public Financing Authority
7.25%, 09/01/2026 $ 290 $ 291
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,865
5.50%, 11/15/2030 1,010 1,118
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 1,695 1,971
5.00%, 07/01/2038 960 1,154
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,079
Los Angeles County Sanitation Districts Financing
Authority
5.00%, 10/01/2035 4,500 4,662
Los Angeles Department of Water & Power
5.00%, 07/01/2042
(f)
5,500 6,270
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 2,946
5.25%, 07/01/2042 8,350 9,000
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,574
Metropolitan Water District of Southern California
5.00%, 07/01/2039 1,000 1,138
5.00%, 07/01/2040 5,000 5,659
5.00%, 10/01/2045 1,410 1,549
Mizuho Floater/Residual Trust
3.70%, 10/15/2037
(d),(e)
2,000 2,000
4.30%, 12/01/2026
(d),(e)
500 500
4.30%, 05/01/2031
(d),(e)
1,000 1,000
Mountain View Shoreline Regional Park
Community (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,162
M-S-R Energy Authority
6.13%, 11/01/2029 1,975 2,130
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,002
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,072
5.00%, 03/01/2047 1,500 1,562
Nuveen California AMT-Free Quality Municipal
Income Fund
5.00%, 10/01/2047
(d),(e)
14,000 14,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,515
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
4.00%, 08/01/2037
(a)
1,505 1,550
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,046
5.00%, 09/01/2029
(a)
1,000 1,047
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,000
Port of Los Angeles
5.00%, 08/01/2025 1,210 1,245
5.00%, 08/01/2032 1,740 1,748
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,600

Schedule of Investments
California Municipal Fund
January 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 $ 4,540 $ 4,789
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,074
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,317
5.00%, 11/01/2037
(a)
3,660 4,027
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,553
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,933
4.00%, 06/01/2046 2,980 2,951
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,128
Salinas Valley Solid Waste Authority (credit support
from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,288
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,599
5.00%, 07/01/2037 2,300 2,442
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 11,253
5.00%, 07/01/2025 955 976
5.00%, 07/01/2039 2,000 2,189
5.00%, 07/01/2042 5,000 5,115
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,015
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,194
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2036 3,035 3,145
4.00%, 07/01/2039 2,075 2,112
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,053
5.00%, 05/01/2035 1,000 1,075
5.00%, 05/01/2036 3,000 3,213
5.50%, 05/01/2043 4,000 4,501
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 7,954
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,002
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,033
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 686
Santa Monica-Malibu Unified School District
4.00%, 08/01/2038 2,975 3,038
4.00%, 08/01/2039 1,510 1,537
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,260
5.00%, 11/01/2029 2,725 2,885
State of California
5.00%, 09/01/2028 5,030 5,583
5.00%, 09/01/2034 5,000 5,257
State of California (credit support from Assured
Guaranty Municipal Corp )
5.25%, 08/01/2032
(a)
5,000 5,988
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Tender Option Bond Trust Receipts/Certificates
4.15%, 04/01/2043
(d),(e)
$ 1,000 $ 1,000
4.15%, 04/01/2043
(d),(e)
1,000 1,000
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,629
5.00%, 06/01/2048 5,000 5,181
Transbay Joint Powers Authority
5.00%, 10/01/2037 700 738
Travis Unified School District (credit support from
Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,039
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,000
University of California
4.00%, 05/15/2037 3,365 3,599
5.00%, 05/15/2044 705 708
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,557
$ 594,110
Guam - 1 .49%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,115
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,020
$ 9,135
Puerto Rico - 2 .06%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(b)
66 65
0.00%, 07/01/2033
(b)
526 335
0.00%, 11/01/2043
(b),(d)
1,806 1,000
4.00%, 07/01/2033 5,500 5,336
4.00%, 07/01/2037 316 296
4.00%, 07/01/2041 429 391
4.00%, 07/01/2046 446 396
5.38%, 07/01/2025 456 463
5.63%, 07/01/2027 451 477
5.63%, 07/01/2029 444 481
5.75%, 07/01/2031 431 480
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 2,888 2,900
$ 12,620
Virgin Islands - 1 .05%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 6,250 6,409
TOTAL MUNICIPAL BONDS $ 622,274
Total Investments $ 622,327
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.63)%
Notes with interest rates of 4.56% - 4.60% at
January 31, 2024 and contractual maturities of
collateral of 2027-2030.
(g)
$ (22,240) (22,240)
Total Net Investments $ 600,087
Other Assets and Liabilities -  2.01% 12,331
TOTAL NET ASSETS - 100.00% $ 612,418
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Security purchased on a when-issued basis.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
California Municipal Fund
January 31, 2024 (unaudited)
See accompanying notes.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $94,951 or 15.50% of net assets.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2024.
Portfolio Summary
Sector Percent
Revenue Bonds 70 .44%
Insured 10 .67%
General Obligation Unlimited 9 .27%
Prerefunded 5 .40%
Special Assessment 2 .48%
Tax-exempt Preferreds 2 .29%
Tax Allocation 0 .46%
Special Tax 0 .33%
Notes 0 .16%
Certificate Participation 0 .11%
Exchange-Traded Funds 0 .01%
Liability For Floating Rate Notes Issued ( 3 .63 ) %
Other Assets and Liabilities
2 .01%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .19 % Shares Held Value (000's)
Money Market Funds - 1 .19%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
6,309,592 $ 6,310
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b),(c)
117,609,335 117,609
$ 123,919
TOTAL INVESTMENT COMPANIES $ 123,919
COMMON STOCKS - 0 .23 % Shares Held Value (000's)
Transportation - 0 .23%
Trailer Bridge Inc
(d),(e)
178,279 $ 24,212
TOTAL COMMON STOCKS $ 24,212
BONDS - 53 .50%
Principal
Amount (000's) Value (000's)
Airlines - 0 .56%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(f)
$ 22,945 $ 22,423
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(f)
24,492 24,118
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027 5,328 5,196
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,501 6,427
$ 58,164
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 13,875
Automobile Asset Backed Securities - 2 .13%
BMW Vehicle Owner Trust 2023-A
5.77%, 04/27/2026 24,000 24,016
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
Carvana Auto Receivables Trust 2021-P4
1.31%, 01/11/2027 12,976 12,603
Ford Credit Auto Owner Trust 2022-B
5.95%, 02/15/2025 570 570
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Ford Credit Auto Owner Trust 2022-C
5.87%, 04/15/2025 6,952 6,953
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
6.07%, 03/15/2026 9,647 9,668
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.72%
GM Financial Consumer Automobile Receivables
Trust 2022-3
5.95%, 09/16/2025 5,496 5,497
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
GM Financial Consumer Automobile Receivables
Trust 2022-4
6.00%, 11/17/2025 14,478 14,486
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.65%
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.97%, 03/16/2026 11,450 11,464
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.88%, 11/16/2026 45,000 45,026
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.53%
Tesla Electric Vehicle Trust 2023-1
5.87%, 12/21/2026
(f)
35,000 35,021
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Receivables 2022-C Owner Trust
5.92%, 08/15/2025 $ 4,833 $ 4,834
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.57%
Toyota Auto Receivables 2023-C Owner Trust
5.75%, 08/17/2026 28,500 28,493
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.40%
Toyota Auto Receivables 2024-A Owner Trust
5.69%, 12/15/2026 24,000 24,005
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.35%
$ 222,636
Automobile Floor Plan Asset Backed Securities - 0 .19%
Ford Credit Floorplan Master Owner Trust A
6.60%, 05/15/2028
(f)
20,000 20,129
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
Automobile Manufacturers - 0 .75%
American Honda Finance Corp
0.55%, 07/12/2024 15,000 14,675
2.30%, 09/09/2026 7,000 6,625
4.75%, 01/12/2026 9,000 9,020
5.80%, 10/03/2025 47,000 47,778
$ 78,098
Banks - 8 .59%
Bank of America Corp
2.46%, 10/22/2025
(g)
35,000 34,182
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
3.19%, 07/23/2030
(g)
8,000 7,299
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.88%, 08/01/2025 10,000 9,872
3.97%, 02/07/2030
(g)
8,000 7,633
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
5.08%, 01/20/2027
(g)
20,000 20,003
Secured Overnight Financing Rate + 1.29%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031 10,000 8,201
2.10%, 10/24/2024 50,000 48,911
2.80%, 05/04/2026 8,000 7,684
3.00%, 10/30/2028 9,000 8,384
Citigroup Inc
2.98%, 11/05/2030
(g)
51,000 45,768
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,651
4.45%, 09/29/2027 8,000 7,843
6.08%, 10/30/2024 9,000 9,014
Secured Overnight Financing Rate + 0.69%
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,592
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 57,277
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(g)
15,000 12,208
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,297
3.81%, 04/23/2029
(g)
13,000 12,379
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.25%, 10/21/2025 23,500 23,165

Schedule of Investments
Core Fixed Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.05%, 11/19/2026
(g)
$ 9,000 $ 8,368
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(g)
9,000 6,423
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(g)
47,000 41,840
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
3.63%, 05/13/2024 15,900 15,817
3.90%, 07/15/2025 8,000 7,898
KeyCorp
2.25%, 04/06/2027 30,000 27,120
2.55%, 10/01/2029 50,000 43,002
Morgan Stanley
0.86%, 10/21/2025
(g)
7,500 7,245
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(g)
10,000 8,028
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(g)
6,250 5,042
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(g)
38,000 33,389
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(g)
12,000 11,834
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 9,732
4.00%, 07/23/2025 5,000 4,936
5.12%, 02/01/2029
(g)
18,000 18,066
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,132
PNC Bank NA
2.70%, 10/22/2029 53,000 46,888
2.95%, 02/23/2025 10,000 9,773
3.10%, 10/25/2027 4,750 4,472
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(g)
15,000 12,456
Secured Overnight Financing Rate + 0.98%
Truist Bank
2.64%, 09/17/2029
(g)
52,000 49,227
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
3.30%, 05/15/2026 5,000 4,792
Truist Financial Corp
1.27%, 03/02/2027
(g)
5,500 5,068
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(g)
29,000 22,751
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,418
3.15%, 04/27/2027 3,800 3,608
3.60%, 09/11/2024 12,000 11,851
3.90%, 04/26/2028 5,000 4,837
4.84%, 02/01/2034
(g)
25,000 24,031
Secured Overnight Financing Rate + 1.60%
US Bank NA/Cincinnati OH
2.80%, 01/27/2025 7,000 6,845
Wells Fargo & Co
2.41%, 10/30/2025
(g)
32,000 31,257
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.88%, 10/30/2030
(g)
32,000 28,499
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
$ 898,008
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0 .53%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 $ 34,000 $ 33,587
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,557
$ 55,144
Biotechnology - 2 .13%
Amgen Inc
1.65%, 08/15/2028 20,000 17,670
2.20%, 02/21/2027 11,500 10,716
2.45%, 02/21/2030 40,000 35,428
5.25%, 03/02/2033 19,000 19,383
Biogen Inc
2.25%, 05/01/2030 65,000 55,407
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 16,924
2.60%, 10/01/2040 19,000 13,827
3.50%, 02/01/2025 10,000 9,833
3.65%, 03/01/2026 21,000 20,533
5.25%, 10/15/2033
(h)
22,000 22,834
$ 222,555
Chemicals - 0 .74%
Air Liquide Finance SA
2.25%, 09/10/2029
(f)
24,000 21,576
Westlake Corp
2.88%, 08/15/2041 15,000 10,499
3.38%, 06/15/2030 4,500 4,111
3.60%, 08/15/2026 43,000 41,615
$ 77,801
Commercial Services - 0 .75%
ERAC USA Finance LLC
4.60%, 05/01/2028
(f)
38,500 38,308
7.00%, 10/15/2037
(f)
13,000 15,188
United Rentals North America Inc
6.00%, 12/15/2029
(f)
24,000 24,329
$ 77,825
Computers - 0 .98%
Apple Inc
1.13%, 05/11/2025 10,000 9,575
2.05%, 09/11/2026 30,000 28,275
2.38%, 02/08/2041 20,000 14,577
3.20%, 05/11/2027 13,000 12,564
3.25%, 02/23/2026 13,000 12,698
4.15%, 05/10/2030 24,500 24,517
$ 102,206
Credit Card Asset Backed Securities - 0 .53%
CARDS II Trust
0.60%, 04/15/2027
(f)
55,500 54,916
Diversified Financial Services - 0 .59%
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 24,937
2.75%, 10/15/2032 8,000 6,565
4.15%, 01/23/2030 19,000 17,960
4.85%, 01/15/2027 1,750 1,752
6.25%, 01/15/2036 10,325 10,909
$ 62,123
Electric - 8 .88%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 16,748
5.40%, 03/15/2053 23,000 23,431
Alabama Power Co
1.45%, 09/15/2030 25,000 20,482
3.13%, 07/15/2051 19,000 13,376
3.45%, 10/01/2049 42,000 31,650
Alliant Energy Finance LLC
1.40%, 03/15/2026
(f)
4,500 4,116
5.95%, 03/30/2029
(f)
10,000 10,399

Schedule of Investments
Core Fixed Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
American Electric Power Co Inc
1.00%, 11/01/2025 $ 11,450 $ 10,672
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 15,344
4.05%, 04/15/2025 10,000 9,901
Black Hills Corp
2.50%, 06/15/2030 15,000 12,668
3.05%, 10/15/2029 39,500 35,431
3.15%, 01/15/2027 7,500 7,132
4.35%, 05/01/2033 8,000 7,448
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,518
Entergy Corp
2.40%, 06/15/2031 24,000 20,131
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 12,101
3.25%, 04/01/2028 12,000 11,320
4.20%, 09/01/2048 31,000 25,851
Florida Power & Light Co
2.85%, 04/01/2025
(h)
3,000 2,937
2.88%, 12/04/2051 20,000 13,547
3.15%, 10/01/2049 25,000 18,042
5.05%, 04/01/2028 14,500 14,848
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,122
3.50%, 09/30/2049 66,000 47,912
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,931
Metropolitan Edison Co
4.30%, 01/15/2029
(f)
14,000 13,639
Monongahela Power Co
3.55%, 05/15/2027
(f)
20,000 19,133
5.85%, 02/15/2034
(f)
10,500 10,954
Nevada Power Co
2.40%, 05/01/2030 20,500 17,797
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 45,659
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 12,681
5.10%, 05/15/2053 28,500 28,250
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 12,141
2.70%, 11/15/2051 15,000 9,662
2.95%, 04/01/2025 7,000 6,844
3.10%, 09/15/2049 33,500 23,954
4.10%, 11/15/2048 5,000 4,244
5.65%, 11/15/2033 24,000 25,427
5.75%, 03/15/2029 21,000 22,113
PacifiCorp
5.25%, 06/15/2035 5,750 5,723
5.35%, 12/01/2053 34,000 32,159
6.25%, 10/15/2037 2,500 2,664
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,995
4.85%, 02/15/2034 19,000 19,058
5.25%, 05/15/2053 47,000 47,355
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,424
3.20%, 03/01/2050 15,000 10,507
Solar Star Funding LLC
3.95%, 06/30/2035
(f)
4,943 4,515
5.38%, 06/30/2035
(f)
17,782 17,571
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 22,437
2.75%, 10/01/2026 10,000 9,425
3.85%, 02/01/2048 12,500 9,401
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tucson Electric Power Co
3.05%, 03/15/2025 $ 2,000 $ 1,954
3.25%, 05/01/2051 18,000 12,331
4.85%, 12/01/2048 7,000 6,372
Xcel Energy Inc
2.60%, 12/01/2029 32,000 28,600
3.50%, 12/01/2049 24,000 17,439
$ 928,486
Electronics - 0 .42%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 43,358
Environmental Control - 0 .71%
Republic Services Inc
1.75%, 02/15/2032 29,500 23,685
2.30%, 03/01/2030 16,500 14,445
3.20%, 03/15/2025 13,000 12,740
4.88%, 04/01/2029 23,500 23,795
$ 74,665
Food - 0 .19%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 19,938
Gas - 0 .38%
NiSource Inc
2.95%, 09/01/2029 29,000 26,557
3.60%, 05/01/2030 14,000 13,047
$ 39,604
Healthcare - Services - 0 .49%
HCA Inc
4.13%, 06/15/2029 14,000 13,370
5.63%, 09/01/2028 2,000 2,038
7.50%, 11/06/2033 1,950 2,199
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,732
2.88%, 08/15/2029 15,000 13,802
3.50%, 08/15/2039 14,000 11,836
$ 50,977
Insurance - 1 .97%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 30,518
1.85%, 03/12/2030 8,000 6,971
2.50%, 01/15/2051 12,500 8,111
2.85%, 10/15/2050 30,500 21,068
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 28,662
4.50%, 08/15/2028 39,500 38,437
First American Financial Corp
2.40%, 08/15/2031 22,000 17,512
4.00%, 05/15/2030 28,000 25,401
4.60%, 11/15/2024 5,000 4,957
Prudential Financial Inc
2.10%, 03/10/2030 23,000 20,131
3.88%, 03/27/2028 4,550 4,429
$ 206,197
Internet - 0 .84%
Amazon.com Inc
2.80%, 08/22/2024 44,000 43,398
2.88%, 05/12/2041 20,000 15,527
4.05%, 08/22/2047 32,650 29,136
$ 88,061
Lodging - 0 .96%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 37,360
3.70%, 01/15/2031 11,000 9,581
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 29,669

Schedule of Investments
Core Fixed Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Travel + Leisure Co
4.50%, 12/01/2029
(f)
$ 26,500 $ 24,178
$ 100,788
Media - 1 .79%
Comcast Corp
2.65%, 02/01/2030 33,000 29,678
3.30%, 02/01/2027 10,000 9,662
3.95%, 10/15/2025 15,000 14,813
4.25%, 10/15/2030 4,500 4,404
4.65%, 02/15/2033
(h)
30,000 29,941
6.45%, 03/15/2037 1,800 2,029
Discovery Communications LLC
3.63%, 05/15/2030 9,000 8,156
4.13%, 05/15/2029 22,000 20,879
5.30%, 05/15/2049 13,000 11,263
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,386
6.75%, 06/15/2039 6,000 5,960
7.30%, 07/01/2038 7,750 8,126
Walt Disney Co/The
2.00%, 09/01/2029 28,000 24,661
6.40%, 12/15/2035 8,900 10,110
$ 187,068
Oil & Gas - 1 .35%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,673
3.41%, 02/11/2026 13,000 12,692
3.94%, 09/21/2028 13,000 12,666
4.70%, 04/10/2029 39,000 39,239
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,609
3.80%, 04/15/2024 35,000 34,849
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,564
Phillips 66
1.30%, 02/15/2026 11,500 10,709
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,574
$ 140,575
Oil & Gas Services - 0 .31%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(f)
33,000 32,501
Other Asset Backed Securities - 1 .77%
PFS Financing Corp
0.00%, 01/15/2028
(f),(i),(j)
28,000 28,000
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
0.71%, 04/15/2026
(f)
14,000 13,857
0.77%, 08/15/2026
(f)
39,000 37,984
5.95%, 02/15/2026
(f)
24,000 24,000
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Trafigura Securitisation Finance PLC 2021-1
5.98%, 01/15/2025
(f)
37,500 37,202
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.64%
Verizon Master Trust
6.20%, 06/20/2029 43,500 43,767
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
$ 184,810
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(f)
2,000 2,003
6.88%, 07/15/2033
(f)
6,900 7,199
$ 9,202
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1 .21%
Bristol-Myers Squibb Co
1.13%, 11/13/2027 $ 12,500 $ 11,107
1.45%, 11/13/2030 10,000 8,189
3.20%, 06/15/2026 13,124 12,728
3.40%, 07/26/2029 8,346 7,908
3.90%, 02/20/2028 10,500 10,309
5.90%, 11/15/2033
(h)
20,000 21,599
CVS Health Corp
1.30%, 08/21/2027 14,000 12,441
3.00%, 08/15/2026 17,000 16,287
4.30%, 03/25/2028 5,046 4,958
5.05%, 03/25/2048 23,000 21,087
$ 126,613
Pipelines - 1 .45%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,962
4.35%, 10/15/2024 8,000 7,868
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 11,770
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 12,094
NGPL PipeCo LLC
3.25%, 07/15/2031
(f)
15,000 13,007
4.88%, 08/15/2027
(f)
43,000 42,246
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,375
Southeast Supply Header LLC
4.25%, 06/15/2024
(f),(h)
14,650 14,383
Southern Natural Gas Co LLC
8.00%, 03/01/2032
(h)
4,750 5,581
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,344
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,355
7.25%, 08/15/2038 10,000 11,496
$ 151,481
REITs - 8 .38%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 9,999
2.00%, 05/18/2032 14,000 11,084
2.75%, 12/15/2029 14,500 12,878
3.38%, 08/15/2031 30,000 26,846
4.30%, 01/15/2026 9,900 9,769
4.75%, 04/15/2035 14,500 13,962
4.90%, 12/15/2030 4,250 4,219
American Tower Corp
1.88%, 10/15/2030 20,000 16,395
2.10%, 06/15/2030 3,000 2,520
2.40%, 03/15/2025 7,000 6,783
2.75%, 01/15/2027 53,000 49,987
2.95%, 01/15/2051 10,000 6,565
3.38%, 10/15/2026 5,000 4,803
American Tower Trust #1
5.49%, 03/15/2028
(f)
14,000 14,189
Crown Castle Inc
2.25%, 01/15/2031 13,000 10,742
2.90%, 04/01/2041 30,000 21,457
3.10%, 11/15/2029 8,000 7,171
4.00%, 11/15/2049 17,000 13,283
4.30%, 02/15/2029 13,000 12,480
5.00%, 01/11/2028 18,000 17,909
CubeSmart LP
2.00%, 02/15/2031 26,000 21,139
3.00%, 02/15/2030 18,000 16,004
4.00%, 11/15/2025 5,000 4,892
4.38%, 02/15/2029 2,000 1,946

Schedule of Investments
Core Fixed Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthcare Realty Holdings LP
2.40%, 03/15/2030 $ 9,000 $ 7,353
3.63%, 01/15/2028 3,500 3,232
3.88%, 05/01/2025 5,000 4,880
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,073
3.00%, 01/15/2030 50,000 44,646
5.25%, 12/15/2032 14,000 14,033
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 39,437
3.63%, 10/01/2029 32,000 28,542
4.75%, 01/15/2028 7,000 6,800
5.25%, 01/15/2026 8,000 7,966
Physicians Realty LP
2.63%, 11/01/2031 32,000 26,351
4.30%, 03/15/2027 22,400 21,895
Prologis LP
2.88%, 11/15/2029 12,500 11,391
3.25%, 06/30/2026 5,000 4,846
3.38%, 12/15/2027 25,000 23,908
SBA Tower Trust
1.63%, 05/15/2051
(f)
46,000 41,201
2.33%, 07/15/2052
(f)
10,000 8,871
2.59%, 10/15/2056
(f)
20,500 16,560
2.84%, 01/15/2050
(f)
30,000 29,046
Simon Property Group LP
2.00%, 09/13/2024 32,000 31,340
STORE Capital Corp
2.75%, 11/18/2030 18,500 14,704
4.63%, 03/15/2029 33,500 31,424
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,104
3.85%, 04/01/2027 21,000 20,231
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,324
2.75%, 01/15/2031 7,000 6,055
3.10%, 01/15/2030 23,000 20,820
4.13%, 03/15/2029 6,000 5,808
4.25%, 04/15/2028 4,000 3,917
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 13,029
WP Carey Inc
2.40%, 02/01/2031 21,000 17,655
3.85%, 07/15/2029 30,000 28,222
$ 875,686
Semiconductors - 0 .39%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,211
2.85%, 04/01/2030 14,000 12,860
3.50%, 04/01/2040 13,000 11,219
$ 40,290
Software - 0 .24%
Oracle Corp
2.95%, 05/15/2025 25,900 25,214
Telecommunications - 1 .40%
Corning Inc
4.75%, 03/15/2042 4,650 4,289
5.45%, 11/15/2079 43,500 42,178
Crown Castle Towers LLC
4.24%, 07/15/2048
(f)
16,000 15,172
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(f)
29,325 29,391
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,023
2.55%, 02/15/2031 20,000 17,148
3.00%, 02/15/2041 39,000 29,143
$ 146,344
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .69%
Ryder System Inc
2.90%, 12/01/2026 $ 51,000 $ 48,217
3.35%, 09/01/2025 25,000 24,320
$ 72,537
Trucking & Leasing - 0 .99%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(f)
22,000 20,473
1.70%, 06/15/2026
(f)
39,000 36,319
2.70%, 11/01/2024
(f)
28,000 27,369
3.45%, 07/01/2024
(f)
9,000 8,913
5.70%, 02/01/2028
(f)
10,000 10,219
$ 103,293
TOTAL BONDS $ 5,591,168
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 45 .06%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .27%
3.00%, 10/01/2042 $ 4,061 $ 3,707
3.00%, 11/01/2042 4,283 3,896
3.00%, 06/01/2043 4,018 3,652
3.00%, 12/01/2046 6,807 6,094
3.00%, 07/01/2047 4,914 4,389
3.50%, 03/01/2048 7,589 7,076
$ 28,814
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23 .41%
2.00%, 10/01/2050 34,977 28,750
2.00%, 11/01/2050 34,983 28,812
2.00%, 12/01/2050 40,079 32,808
2.00%, 12/01/2050 40,351 33,018
2.50%, 09/01/2050 35,128 29,817
2.50%, 10/01/2050 35,776 30,301
2.50%, 10/01/2050 35,463 30,044
2.50%, 10/01/2050 35,470 30,080
2.50%, 11/01/2050 36,301 30,797
2.50%, 11/01/2050 35,700 30,297
2.50%, 11/01/2050 33,655 28,562
2.50%, 11/01/2050 34,874 29,755
2.50%, 11/01/2050 35,321 29,961
3.00%, 06/01/2042 13,603 12,390
3.00%, 08/01/2049 17,270 15,327
3.00%, 09/01/2049 12,727 11,269
3.00%, 10/01/2049 16,344 14,487
3.00%, 10/01/2049 13,397 11,880
3.00%, 10/01/2049 18,882 16,733
3.00%, 11/01/2049 15,747 13,945
3.00%, 11/01/2049 19,902 17,638
3.00%, 11/01/2049 13,170 11,736
3.00%, 03/01/2050 19,285 17,093
3.00%, 04/01/2050 20,982 18,577
3.00%, 09/01/2050 23,282 20,559
3.00%, 05/01/2052 17,764 15,739
3.50%, 06/01/2045 5,212 4,851
3.50%, 06/01/2046 13,929 13,015
3.50%, 08/01/2047 7,653 7,089
3.50%, 09/01/2047 32,208 29,793
3.50%, 12/01/2047 7,877 7,296
3.50%, 06/01/2049 29,676 27,490
3.50%, 07/01/2049 10,757 9,937
3.50%, 09/01/2049 29,187 26,980
3.50%, 09/01/2049 9,112 8,417
3.50%, 09/01/2049 8,776 8,107
3.50%, 11/01/2049 12,190 11,261
3.50%, 11/01/2049 13,682 12,762
3.50%, 12/01/2049 13,370 12,351
3.50%, 01/01/2050 38,643 35,695
3.50%, 02/01/2050 23,650 21,843
3.50%, 06/01/2050 23,025 21,281
3.50%, 08/01/2050 31,537 29,136

Schedule of Investments
Core Fixed Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2050 $ 29,900 $ 27,551
3.50%, 01/01/2051 31,886 29,531
3.50%, 01/01/2051 22,407 20,691
3.50%, 04/01/2052 49,402 45,212
3.50%, 04/01/2052 36,513 33,352
4.00%, 11/01/2043 3,596 3,463
4.00%, 02/01/2044 8,516 8,196
4.00%, 09/01/2045 5,823 5,542
4.00%, 06/01/2046 11,656 11,216
4.00%, 10/01/2047 30,779 29,553
4.00%, 10/01/2048 8,928 8,577
4.00%, 03/01/2049 25,277 24,205
4.00%, 04/01/2049 27,928 26,750
4.00%, 06/01/2049 42,513 40,814
4.00%, 07/01/2049 6,455 6,137
4.00%, 08/01/2049 31,000 29,608
4.00%, 09/01/2049 5,661 5,416
4.00%, 10/01/2049 14,509 13,786
4.00%, 12/01/2049 23,730 22,812
4.00%, 01/01/2050 19,840 18,841
4.00%, 07/01/2050 44,656 42,613
4.00%, 02/01/2052 38,194 36,009
4.00%, 02/01/2052 36,605 34,472
4.00%, 02/01/2052 44,764 42,343
4.00%, 05/01/2052 45,404 42,923
4.00%, 05/01/2052 43,468 40,921
4.00%, 06/01/2052 36,996 34,974
4.50%, 06/01/2046 13,717 13,650
4.50%, 02/01/2049 6,297 6,180
4.50%, 07/01/2052 18,549 18,016
4.50%, 08/01/2052 38,090 37,187
4.50%, 08/01/2052 38,938 37,895
4.50%, 09/01/2052 39,470 38,549
4.50%, 09/01/2052 37,770 36,693
4.50%, 09/01/2052 38,103 37,082
4.50%, 10/01/2052 38,142 37,091
4.50%, 10/01/2052 24,568 23,875
4.50%, 11/01/2052 39,327 38,193
4.50%, 02/01/2053 38,218 36,972
5.00%, 09/01/2052 38,627 38,420
5.00%, 10/01/2052 37,031 36,829
5.00%, 10/01/2052 23,640 23,509
5.00%, 02/01/2053 37,812 37,807
5.00%, 03/01/2053 38,609 38,356
5.00%, 07/01/2053 38,836 38,686
5.00%, 09/01/2053 29,135 28,906
5.00%, 10/01/2053 44,802 44,367
5.50%, 02/01/2053 36,480 36,795
5.50%, 04/01/2053 38,756 39,272
5.50%, 07/01/2053 38,859 39,246
5.50%, 09/01/2053 39,264 39,661
5.50%, 09/01/2053 39,093 39,645
6.00%, 10/01/2053 39,071 40,185
$ 2,446,254
Government National Mortgage Association (GNMA) - 0 .11%
3.00%, 02/20/2046 12,815 11,626
U.S. Treasury - 21 .27%
0.63%, 08/15/2030 40,000 32,458
0.88%, 11/15/2030 40,000 32,873
1.13%, 02/28/2025 40,000 38,519
1.13%, 02/28/2027 40,000 36,719
1.13%, 02/15/2031 45,000 37,542
1.13%, 08/15/2040 60,000 37,704
1.25%, 08/31/2024 40,000 39,125
1.25%, 08/15/2031 45,000 37,245
1.25%, 05/15/2050 65,000 33,838
1.38%, 11/15/2031 45,000 37,354
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 08/15/2050 $ 65,000 $ 34,973
1.50%, 09/30/2024 40,000 39,102
1.50%, 08/15/2026 40,000 37,530
1.50%, 02/15/2030 40,000 34,864
1.63%, 02/15/2026 40,000 38,000
1.63%, 08/15/2029 40,000 35,619
1.63%, 11/15/2050 60,000 34,549
1.75%, 11/15/2029 40,000 35,739
1.75%, 08/15/2041 55,000 37,750
1.88%, 02/15/2032 45,000 38,656
1.88%, 02/15/2051 60,000 36,825
1.88%, 11/15/2051 55,000 33,608
2.00%, 05/31/2024 40,000 39,578
2.00%, 11/15/2026 40,000 37,873
2.00%, 02/15/2050 55,000 35,112
2.00%, 08/15/2051 55,000 34,749
2.13%, 05/15/2025 40,000 38,816
2.25%, 11/15/2024 40,000 39,175
2.25%, 08/15/2027 40,000 37,770
2.25%, 11/15/2027 40,000 37,652
2.25%, 08/15/2046 55,000 38,335
2.25%, 08/15/2049 50,000 33,973
2.25%, 02/15/2052 55,000 36,917
2.38%, 02/29/2024 40,000 39,907
2.38%, 11/15/2049 50,000 34,906
2.38%, 05/15/2051 50,000 34,605
2.63%, 02/15/2029 40,000 37,691
2.75%, 02/15/2028 40,000 38,259
2.75%, 08/15/2032 40,000 36,542
2.75%, 08/15/2042 50,000 40,002
2.75%, 08/15/2047 50,000 38,129
2.88%, 07/31/2025 40,000 39,116
2.88%, 08/15/2028 40,000 38,314
2.88%, 05/15/2032 40,000 36,994
2.88%, 05/15/2049 45,000 34,900
2.88%, 05/15/2052 45,000 34,764
3.00%, 11/15/2045 50,000 40,437
3.00%, 08/15/2048 45,000 35,808
3.00%, 08/15/2052 45,000 35,685
3.13%, 11/15/2028 40,000 38,681
3.38%, 05/15/2033 40,000 38,231
3.50%, 02/15/2033 40,000 38,639
3.63%, 02/15/2044 40,000 36,181
3.63%, 02/15/2053 40,000 35,912
3.63%, 05/15/2053 40,000 35,944
3.75%, 11/15/2043 40,000 36,873
3.88%, 08/15/2033 40,000 39,763
4.00%, 11/15/2052 40,000 38,431
4.13%, 11/15/2032 35,000 35,459
4.50%, 11/15/2033 40,000 41,769
$ 2,222,484
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,709,178
Total Investments $ 10,448,477
Other Assets and Liabilities -  0.02% 2,171
TOTAL NET ASSETS - 100.00% $ 10,450,648
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $26,060 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Core Fixed Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $870,618 or 8.33% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $25,175 or 0.24% of net assets.
(i) Security purchased on a when-issued basis.
(j) Non-income producing security
Portfolio Summary
Sector Percent
Mortgage Securities 23 .79%
Government 21 .27%
Financial 19 .53%
Utilities 9 .26%
Consumer, Non-cyclical 5 .30%
Asset Backed Securities 4 .62%
Communications 4 .03%
Industrial 3 .13%
Energy 3 .11%
Consumer, Cyclical 2 .40%
Technology 1 .61%
Money Market Funds 1 .19%
Basic Materials 0 .74%
Other Assets and Liabilities
0 .02%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 177,293 $ 699,950 $ 759,634 $ 117,609
$ 177,293 $ 699,950 $ 759,634 $ 117,609
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 1,655 $ — $ — $ —
$ 1,655 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 24,212 0.23%
Total $ 24,212 0.23%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.43% Shares Held Value (000's)
Money Market Funds - 2.43%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
2,706,088 $ 2,706
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(c)
11,507,648 11,508
$ 14,214
TOTAL INVESTMENT COMPANIES $ 14,214
COMMON STOCKS - 0.01% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
3,500 $ 1
Oil & Gas - 0.00%
Mesquite Energy Inc
(d),(e)
407 29
Retail - 0.01%
Claire's Holdings LLC
(d)
232 54
TOTAL COMMON STOCKS $ 84
PREFERRED STOCKS - 0.59% Shares Held Value (000's)
Sovereign - 0.59%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,434
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,434
BONDS - 63.27%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2.12%
Boeing Co/The
1.95%, 02/01/2024 $ 3,190 $ 3,190
2.20%, 02/04/2026 2,780 2,618
3.75%, 02/01/2050 625 467
4.88%, 05/01/2025 845 840
Bombardier Inc
7.13%, 06/15/2026
(g)
146 147
8.75%, 11/15/2030
(g)
265 278
L3Harris Technologies Inc
5.40%, 01/15/2027 625 638
Lockheed Martin Corp
5.70%, 11/15/2054 455 499
RTX Corp
4.13%, 11/16/2028 1,700 1,657
5.75%, 01/15/2029 600 626
6.10%, 03/15/2034 310 337
TransDigm Inc
4.88%, 05/01/2029 120 112
6.25%, 03/15/2026
(g)
15 15
7.50%, 03/15/2027 300 301
Triumph Group Inc
7.75%, 08/15/2025 165 165
9.00%, 03/15/2028
(g)
495 522
$ 12,412
Agriculture - 0.19%
BAT International Finance PLC
5.93%, 02/02/2029 465 483
Reynolds American Inc
5.70%, 08/15/2035 635 622
$ 1,105
Airlines - 0.25%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 26 23
American Airlines Inc
8.50%, 05/15/2029
(g)
80 85
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
40 39
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
500 494
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
160 151
Southwest Airlines Co
5.25%, 05/04/2025 605 605
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
4.38%, 04/15/2026
(g)
$ 75 $ 72
$ 1,469
Automobile Asset Backed Securities - 8.05%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 705 704
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 1,360 1,376
AmeriCredit Automobile Receivables Trust 2022-2
6.50%, 12/18/2025 517 517
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 1,671 1,673
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 1,815 1,822
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 182 182
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 1,150 1,150
Ford Credit Auto Owner Trust 2022-C
5.87%, 04/15/2025 491 491
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 1,413 1,410
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 560 560
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 2,180 2,194
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 576 575
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 915 913
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 790 801
Honda Auto Receivables 2023-4 Owner Trust
5.87%, 06/22/2026 4,060 4,088
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 989 987
Mercedes-Benz Auto Receivables Trust 2023-2
5.92%, 11/16/2026 1,950 1,963
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 1,700 1,711
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 879 877
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 244 244
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 563 563
Santander Drive Auto Receivables Trust 2023-3
5.61%, 10/15/2027 3,530 3,549
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 3,170 3,202
6.18%, 02/16/2027 2,220 2,226
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 3,353 3,370
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 965 965
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(g)
1,500 1,504
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(g)
2,465 2,440
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 319 313

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 $ 1,790 $ 1,796
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 358 352
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 2,510 2,531
$ 47,049
Automobile Manufacturers - 0.56%
Ford Motor Co
3.25%, 02/12/2032 330 273
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
3.38%, 11/13/2025 265 254
General Motors Financial Co Inc
1.20%, 10/15/2024 475 461
1.25%, 01/08/2026 1,100 1,024
Hyundai Capital America
5.40%, 01/08/2031
(g),(h)
125 127
6.50%, 01/16/2029
(g)
265 282
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(g)
600 604
Toyota Motor Credit Corp
4.80%, 01/05/2034 210 210
$ 3,258
Automobile Parts & Equipment - 0.07%
Dana Inc
5.38%, 11/15/2027 155 152
Tenneco Inc
8.00%, 11/17/2028
(g)
270 235
$ 387
Banks - 10.23%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,546
Bank of America Corp
1.66%, 03/11/2027
(i)
1,250 1,163
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(i)
1,900 1,751
Secured Overnight Financing Rate + 0.96%
2.48%, 09/21/2036
(i)
2,600 2,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(i)
1,635 1,180
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(i)
861 731
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(i)
200 178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 750 732
4.20%, 08/26/2024 435 431
4.83%, 07/22/2026
(i)
1,000 995
Secured Overnight Financing Rate + 1.75%
5.47%, 01/23/2035
(i)
185 188
Secured Overnight Financing Rate + 1.65%
Bank of Montreal
5.72%, 09/25/2028 580 602
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(i)
875 869
Secured Overnight Financing Rate + 1.61%
Barclays PLC
2.28%, 11/24/2027
(i)
500 460
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(i)
1,100 1,065
Secured Overnight Financing Rate + 2.71%
5.20%, 05/12/2026 500 497
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
6.50%, 09/13/2027
(i)
$ 450 $ 463
Secured Overnight Financing Rate + 1.88%
BNP Paribas SA
2.22%, 06/09/2026
(g),(i)
800 767
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(i)
1,125 1,097
Secured Overnight Financing Rate + 2.84%
3.20%, 10/21/2026 650 622
3.79%, 03/17/2033
(i)
1,275 1,150
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(i)
1,195 1,204
Secured Overnight Financing Rate + 1.55%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,514
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 1,425 1,423
3.85%, 01/26/2027 2,403 2,344
5.70%, 11/01/2024 315 316
5.80%, 08/10/2026
(i)
500 505
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
4.25%, 03/14/2024 840 838
JPMorgan Chase & Co
2.08%, 04/22/2026
(i)
1,435 1,380
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(i)
390 380
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(i)
2,055 2,029
Secured Overnight Financing Rate + 2.08%
5.01%, 01/23/2030
(i)
265 266
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(i)
265 266
Secured Overnight Financing Rate + 1.19%
5.34%, 01/23/2035
(i)
250 254
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(i)
500 508
Secured Overnight Financing Rate + 1.85%
6.07%, 10/22/2027
(i)
675 695
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(i)
675 709
Secured Overnight Financing Rate + 1.57%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 250 244
Lloyds Banking Group PLC
3.87%, 07/09/2025
(i)
1,900 1,886
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(i)
4,490 4,148
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(i)
1,140 911
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 3,500 3,448
5.00%, 11/24/2025 995 995
5.17%, 01/16/2030
(i)
300 303
Secured Overnight Financing Rate + 1.45%
5.47%, 01/18/2035
(i)
120 122
Secured Overnight Financing Rate + 1.73%
PNC Financial Services Group Inc/The
5.68%, 01/22/2035
(i)
225 231
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(i)
571 635
Secured Overnight Financing Rate + 2.28%

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada
4.95%, 02/01/2029 $ 375 $ 378
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(i)
1,175 1,168
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(g),(i)
430 418
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(i)
270 265
Secured Overnight Financing Rate + 1.57%
5.68%, 11/21/2029
(i)
725 750
Secured Overnight Financing Rate + 1.48%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 1,000 998
Truist Financial Corp
5.44%, 01/24/2030
(i)
410 413
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(i)
200 203
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(h),(i)
560 567
Secured Overnight Financing Rate + 1.63%
7.16%, 10/30/2029
(i)
290 313
Secured Overnight Financing Rate + 2.45%
UBS Group AG
1.36%, 01/30/2027
(g),(h),(i)
460 424
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
2.19%, 06/05/2026
(g),(i)
750 717
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(g),(i)
320 315
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.43%, 02/08/2030
(g),(i)
775 781
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
UniCredit SpA
1.98%, 06/03/2027
(g),(i)
600 553
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.38%, 01/23/2030
(i)
55 56
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(i)
205 210
Secured Overnight Financing Rate + 1.86%
Wells Fargo & Co
4.61%, 04/25/2053
(i)
985 883
Secured Overnight Financing Rate + 2.13%
4.90%, 07/25/2033
(i)
45 44
Secured Overnight Financing Rate + 2.10%
5.20%, 01/23/2030
(i)
500 504
Secured Overnight Financing Rate + 1.50%
5.56%, 07/25/2034
(i)
675 689
Secured Overnight Financing Rate + 1.99%
Westpac Banking Corp
4.11%, 07/24/2034
(i)
125 116
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,916
$ 59,809
Beverages - 1.12%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,198
4.60%, 04/15/2048 955 887
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
3.60%, 02/15/2028 $ 1,095 $ 1,050
3.70%, 12/06/2026 1,140 1,110
4.75%, 05/09/2032 955 943
4.80%, 01/15/2029 500 502
PepsiCo Inc
1.95%, 10/21/2031 500 420
3.90%, 07/18/2032 300 288
4.20%, 07/18/2052 140 126
$ 6,524
Biotechnology - 0.40%
Amgen Inc
5.15%, 03/02/2028 530 540
5.25%, 03/02/2030 490 502
5.60%, 03/02/2043 290 298
CSL Finance PLC
4.75%, 04/27/2052
(g)
1,040 977
$ 2,317
Building Materials - 0.32%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g)
315 324
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
375 335
Cemex SAB de CV
9.13%, 03/14/2028
(f),(g),(i)
525 559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
699 683
$ 1,901
Chemicals - 0.34%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
365 299
6.50%, 05/15/2026
(g)
150 137
Ecolab Inc
2.70%, 12/15/2051 1,070 709
Element Solutions Inc
3.88%, 09/01/2028
(g)
317 290
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
375 342
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(g)
200 207
$ 1,984
Commercial Mortgage Backed Securities - 4.09%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 408
BHMS 2018-ATLS
6.88%, 07/15/2035
(g)
2,300 2,283
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BX Commercial Mortgage Trust 2021-XL2
6.14%, 10/15/2038
(g)
2,314 2,283
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Commercial Mortgage Trust 2023-VLT3
7.27%, 11/15/2028
(g)
1,250 1,252
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Commercial Mortgage Trust 2023-XL3
7.09%, 12/09/2040
(g)
750 755
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.76%
BX Trust 2024-BIO
0.00%, 02/15/2041
(d),(g),(j)
3,000 2,999
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
CAMB Commercial Mortgage Trust 2019-LIFE
6.70%, 12/15/2037
(g)
$ 2,550 $ 2,550
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.37%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,354
COMM 2013-CCRE6 Mortgage Trust
3.99%, 03/10/2046
(g),(k)
464 357
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,883
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.64%, 04/15/2047
(k),(l)
6,494 2
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.96%, 11/15/2047
(k),(l)
6,428 15
LB-UBS Commercial Mortgage Trust 2005-C3
0.76%, 07/15/2040
(g),(k),(l)
940 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.01%, 06/15/2047
(k),(l)
8,349 1
ORL Trust 2023-GLKS
7.68%, 10/19/2036
(g)
1,650 1,654
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
SMRT 2022-MINI
6.33%, 01/15/2039
(g)
1,700 1,681
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
6.18%, 11/15/2038
(g)
2,464 2,439
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
6.27%, 11/15/2036
(g)
1,000 992
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
$ 23,908
Commercial Services - 0.59%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 388
Garda World Security Corp
4.63%, 02/15/2027
(g)
130 123
PayPal Holdings Inc
3.25%, 06/01/2050 900 658
3.90%, 06/01/2027 800 786
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
190 188
United Rentals North America Inc
3.88%, 02/15/2031 125 113
4.88%, 01/15/2028 249 243
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
505 485
Williams Scotsman Inc
6.13%, 06/15/2025
(g)
201 201
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
300 267
$ 3,452
Computers - 0.51%
Apple Inc
4.65%, 02/23/2046 1,000 982
Dell International LLC / EMC Corp
3.38%, 12/15/2041 350 266
6.10%, 07/15/2027 1,220 1,268
NCR Voyix Corp
5.13%, 04/15/2029
(g)
135 126
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Seagate HDD Cayman
8.50%, 07/15/2031
(g)
$ 25 $ 27
9.63%, 12/01/2032 259 298
$ 2,967
Consumer Products - 0.09%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
475 459
7.00%, 12/31/2027
(g)
65 64
$ 523
Credit Card Asset Backed Securities - 4.71%
American Express Credit Account Master Trust
0.90%, 11/15/2026 8,910 8,616
Barclays Dryrock Issuance Trust
0.63%, 07/15/2027 1,900 1,845
3.07%, 02/15/2028 4,300 4,206
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 4,360 4,221
Discover Card Execution Note Trust
1.96%, 02/15/2027 7,090 6,871
3.56%, 07/15/2027 1,795 1,762
$ 27,521
Diversified Financial Services - 2.27%
AerCap Holdings NV
5.88%, 10/10/2079
(i)
355 353
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,275 1,183
3.00%, 10/29/2028 1,345 1,220
3.15%, 02/15/2024 2,825 2,822
6.10%, 01/15/2027 550 562
Air Lease Corp
1.88%, 08/15/2026 1,325 1,219
2.88%, 01/15/2026 1,195 1,141
Ally Financial Inc
5.80%, 05/01/2025
(h)
505 507
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
1,850 1,689
Charles Schwab Corp/The
5.88%, 08/24/2026 425 435
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
350 350
9.25%, 12/15/2028
(g)
60 63
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(k),(m)
382 368
ILFC E-Capital Trust II
7.44%, 12/21/2065
(g)
155 123
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(g)
75 78
8.38%, 05/01/2028
(g)
230 242
OneMain Finance Corp
3.50%, 01/15/2027 145 133
4.00%, 09/15/2030 65 55
6.63%, 01/15/2028 70 70
6.88%, 03/15/2025 395 396
SLM Corp
3.13%, 11/02/2026 290 271
$ 13,280
Electric - 4.18%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
200 197
Alliant Energy Finance LLC
5.95%, 03/30/2029
(g)
305 317

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Ameren Illinois Co
3.85%, 09/01/2032 $ 189 $ 176
Avangrid Inc
3.20%, 04/15/2025 1,115 1,086
CenterPoint Energy Inc
5.25%, 08/10/2026 1,000 1,015
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
140 121
3.75%, 01/15/2032
(g)
130 110
4.75%, 03/15/2028
(g)
170 162
CMS Energy Corp
3.00%, 05/15/2026 275 263
4.70%, 03/31/2043 110 98
Commonwealth Edison Co
4.00%, 03/01/2049 325 269
Consolidated Edison Co of New York Inc
5.90%, 11/15/2053 160 174
Dominion Energy Inc
3.07%, 08/15/2024
(k)
1,500 1,478
DTE Electric Co
3.65%, 03/01/2052 135 105
3.95%, 03/01/2049 100 82
DTE Energy Co
4.22%, 11/01/2024
(k)
1,000 990
Duke Energy Carolinas LLC
3.55%, 03/15/2052 225 168
3.75%, 06/01/2045 500 398
Duke Energy Florida LLC
6.20%, 11/15/2053 275 308
Edison International
4.70%, 08/15/2025 432 428
Elwood Energy LLC
8.16%, 07/05/2026 22 19
Eversource Energy
5.45%, 03/01/2028 535 545
FirstEnergy Corp
2.25%, 09/01/2030 640 534
Florida Power & Light Co
4.05%, 10/01/2044 615 535
ITC Holdings Corp
3.65%, 06/15/2024 500 496
4.95%, 09/22/2027
(g)
470 472
Korea Electric Power Corp
5.38%, 04/06/2026
(g)
250 253
Louisville Gas and Electric Co
5.45%, 04/15/2033 309 319
Monongahela Power Co
3.55%, 05/15/2027
(g)
715 684
National Rural Utilities Cooperative Finance Corp
5.00%, 02/07/2031
(j)
565 569
5.45%, 10/30/2025 360 364
NextEra Energy Capital Holdings Inc
4.45%, 06/20/2025 400 396
5.75%, 09/01/2025 475 480
6.05%, 03/01/2025 105 106
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
65 64
7.25%, 01/15/2029
(g)
190 196
Northern States Power Co/MN
5.10%, 05/15/2053 350 347
NRG Energy Inc
3.63%, 02/15/2031
(g)
375 322
3.88%, 02/15/2032
(g)
35 30
NSTAR Electric Co
4.95%, 09/15/2052 45 43
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 160 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oryx Funding Ltd
5.80%, 02/03/2031 $ 200 $ 198
Pacific Gas and Electric Co
4.20%, 06/01/2041 535 429
6.75%, 01/15/2053 280 308
PECO Energy Co
4.38%, 08/15/2052 248 218
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(g)
500 465
Public Service Co of Colorado
4.50%, 06/01/2052 132 114
Public Service Enterprise Group Inc
5.85%, 11/15/2027
(h)
450 468
Southern California Edison Co
3.65%, 02/01/2050 810 616
4.20%, 03/01/2029 460 450
4.88%, 03/01/2049 500 458
5.65%, 10/01/2028 450 468
Southern Co/The
4.85%, 06/15/2028 1,450 1,459
5.50%, 03/15/2029 500 517
5.70%, 03/15/2034 1,000 1,046
Tucson Electric Power Co
4.85%, 12/01/2048 100 91
Vistra Corp
7.00%, 12/15/2026
(f),(g),(i)
160 155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
345 317
WEC Energy Group Inc
4.75%, 01/09/2026 400 399
5.00%, 09/27/2025 574 574
5.15%, 10/01/2027 417 423
5.60%, 09/12/2026 365 373
$ 24,421
Electrical Components & Equipment - 0.11%
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
250 251
7.25%, 06/15/2028
(g)
365 375
$ 626
Electronics - 0.07%
Sensata Technologies BV
4.00%, 04/15/2029
(g)
405 371
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
39 34
$ 405
Engineering & Construction - 0.21%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 718
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 536
$ 1,254
Entertainment - 0.77%
Boyne USA Inc
4.75%, 05/15/2029
(g)
340 311
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
335 336
6.50%, 02/15/2032
(g),(j)
60 61
CCM Merger Inc
6.38%, 05/01/2026
(g)
255 252
Churchill Downs Inc
5.75%, 04/01/2030
(g)
525 508
Cinemark USA Inc
5.25%, 07/15/2028
(g),(h)
370 341
8.75%, 05/01/2025
(g)
99 100

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
International Game Technology PLC
5.25%, 01/15/2029
(g)
$ 445 $ 434
Warnermedia Holdings Inc
3.76%, 03/15/2027 1,025 985
4.28%, 03/15/2032 425 389
5.05%, 03/15/2042 505 448
5.14%, 03/15/2052 205 176
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
135 139
$ 4,480
Environmental Control - 0.31%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
400 368
Waste Connections Inc
2.20%, 01/15/2032 545 451
4.20%, 01/15/2033 400 384
Waste Management Inc
4.63%, 02/15/2030 600 603
$ 1,806
Food - 1.44%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
300 271
4.63%, 01/15/2027
(g)
280 272
B&G Foods Inc
5.25%, 04/01/2025 47 46
8.00%, 09/15/2028
(g)
70 73
Bimbo Bakeries USA Inc
6.40%, 01/15/2034
(g)
250 273
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(g)
180 182
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g),(j)
85 85
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
4.38%, 02/02/2052 1,421 1,057
5.13%, 02/01/2028 975 965
Mars Inc
4.55%, 04/20/2028
(g)
550 551
4.75%, 04/20/2033
(g)
875 873
Nestle Holdings Inc
4.13%, 10/01/2027
(g)
700 695
Pilgrim's Pride Corp
3.50%, 03/01/2032 180 152
4.25%, 04/15/2031 2,360 2,125
Post Holdings Inc
4.50%, 09/15/2031
(g)
320 288
4.63%, 04/15/2030
(g)
35 32
Sysco Corp
3.30%, 07/15/2026 475 461
$ 8,401
Forest Products & Paper - 0.04%
Inversiones CMPC SA
6.13%, 06/23/2033
(g)
250 254
Gas - 0.19%
NiSource Inc
0.95%, 08/15/2025 1,000 939
5.25%, 03/30/2028 180 184
$ 1,123
Healthcare - Products - 0.15%
Abbott Laboratories
1.40%, 06/30/2030 325 274
Boston Scientific Corp
3.45%, 03/01/2024 344 344
4.55%, 03/01/2039 297 285
$ 903
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.74%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
$ 295 $ 281
Centene Corp
2.63%, 08/01/2031 1,145 950
4.25%, 12/15/2027 405 389
CHS/Community Health Systems Inc
8.00%, 03/15/2026
(g)
65 64
HCA Inc
3.13%, 03/15/2027 935 889
3.50%, 07/15/2051 470 330
Tenet Healthcare Corp
6.13%, 06/15/2030 310 310
6.75%, 05/15/2031
(g)
70 72
UnitedHealth Group Inc
4.75%, 05/15/2052 715 677
5.88%, 02/15/2053 320 355
$ 4,317
Home Builders - 0.18%
Adams Homes Inc
9.25%, 10/15/2028
(g)
205 210
Beazer Homes USA Inc
6.75%, 03/15/2025 130 130
Forestar Group Inc
3.85%, 05/15/2026
(g)
55 52
5.00%, 03/01/2028
(g)
380 359
Lennar Corp
4.75%, 05/30/2025 300 298
$ 1,049
Home Equity Asset Backed Securities - 0.04%
First NLC Trust 2005-1
2.80%, 05/25/2035 166 143
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
1.99%, 03/25/2035 207 112
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 255
Insurance - 0.76%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
360 323
Arch Capital Group Ltd
3.64%, 06/30/2050 835 641
Arthur J Gallagher & Co
2.40%, 11/09/2031 960 789
5.50%, 03/02/2033 100 102
6.50%, 02/15/2034 200 219
Chubb INA Holdings Inc
3.35%, 05/03/2026 619 601
Markel Group Inc
4.30%, 11/01/2047 350 288
MassMutual Global Funding II
4.15%, 08/26/2025
(g)
1,140 1,130
MetLife Inc
5.00%, 07/15/2052 350 345
$ 4,438
Internet - 0.22%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 450 377
Meta Platforms Inc
4.45%, 08/15/2052 390 351
Netflix Inc
4.88%, 04/15/2028 150 151
5.88%, 11/15/2028
(h)
385 405
$ 1,284

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0.25%
Blackstone Private Credit Fund
4.70%, 03/24/2025 $ 610 $ 603
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
360 343
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 395 330
4.75%, 09/15/2024 165 164
$ 1,440
Iron & Steel - 0.13%
Nucor Corp
3.85%, 04/01/2052 200 163
Vale Overseas Ltd
6.13%, 06/12/2033 605 618
$ 781
Leisure Products & Services - 0.18%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
75 82
Life Time Inc
5.75%, 01/15/2026
(g)
470 465
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 83
5.88%, 02/15/2027
(g)
160 158
NCL Finance Ltd
6.13%, 03/15/2028
(g)
195 186
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
110 108
$ 1,082
Lodging - 0.36%
Marriott International Inc/MD
3.60%, 04/15/2024 695 693
5.00%, 10/15/2027 285 288
Sands China Ltd
3.75%, 08/08/2031
(h)
495 411
4.30%, 01/08/2026 350 337
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
400 372
$ 2,101
Machinery - Diversified - 0.29%
Ingersoll Rand Inc
5.40%, 08/14/2028 1,000 1,026
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
340 355
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 345
$ 1,726
Media - 0.77%
AMC Networks Inc
4.75%, 08/01/2025 501 483
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
654 569
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.80%, 03/01/2050 580 443
Comcast Corp
5.50%, 11/15/2032 1,250 1,317
CSC Holdings LLC
4.50%, 11/15/2031
(g)
200 143
Directv Financing LLC
8.88%, 02/01/2030
(g)
40 41
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
75 71
DISH DBS Corp
7.38%, 07/01/2028 380 167
DISH Network Corp
11.75%, 11/15/2027
(g)
310 323
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Paramount Global
4.20%, 05/19/2032
(h)
$ 375 $ 334
Sirius XM Radio Inc
4.00%, 07/15/2028
(g)
70 64
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
345 330
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
210 206
$ 4,491
Mining - 0.27%
Corp Nacional del Cobre de Chile
4.25%, 07/17/2042
(g),(h)
200 156
Glencore Funding LLC
6.13%, 10/06/2028
(g)
550 578
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
220 213
6.13%, 04/01/2029
(g)
110 109
IAMGOLD Corp
5.75%, 10/15/2028
(g)
175 154
New Gold Inc
7.50%, 07/15/2027
(g)
180 179
Novelis Corp
4.75%, 01/30/2030
(g)
40 37
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
130 128
$ 1,554
Miscellaneous Manufacturers - 0.06%
Parker-Hannifin Corp
4.25%, 09/15/2027 360 356
Mortgage Backed Securities - 2.95%
Fannie Mae REMIC Trust 2005-W2
5.41%, 05/25/2035 3 3
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.31%
Fannie Mae REMICS
0.59%, 08/25/2049
(l)
6,434 709
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.64%, 08/25/2043
(l)
1,329 147
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.69%, 12/25/2042
(l)
4,891 557
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.69%, 01/25/2048
(l)
1,813 225
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.74%, 03/25/2048
(l)
2,270 290
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
0.74%, 06/25/2048
(l)
2,467 299
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(l)
471 15
3.00%, 09/25/2050
(l)
2,118 320
3.50%, 09/25/2027
(l)
723 28
3.50%, 11/25/2027
(l)
195 7
3.50%, 05/25/2028
(l)
191 5
4.00%, 04/25/2043
(l)
154 11
Freddie Mac REMICS
0.59%, 10/15/2046
(l)
2,991 353
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.69%, 06/25/2050
(l)
2,558 320
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.00%, 02/15/2036 67 64

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
3.00%, 05/15/2027
(l)
$ 391 $ 11
3.00%, 10/15/2027
(l)
139 5
3.00%, 02/15/2029
(l)
733 22
3.50%, 02/15/2028
(l)
383 14
3.50%, 01/15/2040
(l)
193 2
3.50%, 03/15/2041
(l)
744 35
5.91%, 05/15/2049 2,504 2,441
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
0.15%, 04/20/2052
(l)
2,645 304
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
0.60%, 11/20/2040
(l)
1,248 141
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.60%, 12/16/2043
(l)
2,824 274
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.60%, 05/20/2046
(l)
297 39
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.65%, 11/20/2046
(l)
2,273 273
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.70%, 08/20/2044
(l)
1,063 130
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
0.70%, 03/20/2047
(l)
1,286 170
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
0.75%, 10/20/2045
(l)
1,050 130
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 08/20/2047
(l)
4,225 702
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 08/20/2047
(l)
1,508 181
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 08/20/2047
(l)
518 68
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 11/20/2047
(l)
753 98
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.80%, 06/20/2045
(l)
1,412 179
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.80%, 10/20/2047
(l)
1,217 164
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.85%, 08/20/2050
(l)
2,682 353
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 09/20/2050
(l)
2,859 397
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 11/20/2050
(l)
1,847 258
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 08/20/2051
(l)
1,702 239
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
1.10%, 04/20/2041
(l)
$ 526 $ 67
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(l)
2,662 404
3.00%, 07/20/2050
(l)
605 92
3.00%, 11/20/2050
(l)
1,505 236
3.00%, 11/20/2050
(l)
2,231 357
3.00%, 11/20/2050
(l)
2,542 465
3.50%, 01/20/2043
(l)
2,022 321
3.50%, 10/20/2049
(l)
899 156
4.00%, 03/16/2039
(l)
177 3
4.00%, 09/20/2040
(l)
543 31
4.50%, 05/16/2043
(l)
841 147
J.P. Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(g),(k)
5,000 5,012
$ 17,274
Oil & Gas - 1.10%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
775 768
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
275 275
BP Capital Markets America Inc
4.70%, 04/10/2029 250 251
Civitas Resources Inc
8.63%, 11/01/2030
(g)
330 352
Comstock Resources Inc
5.88%, 01/15/2030
(g),(h)
430 373
Continental Resources Inc/OK
3.80%, 06/01/2024 515 511
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 264
Ecopetrol SA
8.88%, 01/13/2033 250 264
MEG Energy Corp
7.13%, 02/01/2027
(g)
285 288
Occidental Petroleum Corp
5.55%, 03/15/2026 975 981
5.88%, 09/01/2025 1,010 1,017
Permian Resources Operating LLC
8.00%, 04/15/2027
(g)
125 129
Pertamina Persero PT
3.10%, 08/27/2030
(g)
200 178
Petroleos Mexicanos
6.70%, 02/16/2032 278 227
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 201
Southwestern Energy Co
4.75%, 02/01/2032 245 227
Talos Production Inc
9.00%, 02/01/2029
(g),(j)
135 137
$ 6,443
Oil & Gas Services - 0.12%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
500 494
Enerflex Ltd
9.00%, 10/15/2027
(g)
145 146
Kodiak Gas Services LLC
7.25%, 02/15/2029
(g),(j)
90 91
$ 731
Other Asset Backed Securities - 0.21%
Chase Funding Trust Series 2003-5
6.05%, 07/25/2033 612 593
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Chase Funding Trust Series 2004-1
5.91%, 12/25/2033 $ 15 $ 14
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.57%
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(g)
417 416
Verizon Master Trust
1.53%, 07/20/2028 225 217
$ 1,240
Packaging & Containers - 0.58%
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
390 350
Berry Global Inc
5.65%, 01/15/2034
(g)
900 910
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 191
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
225 224
8.75%, 04/15/2030
(g)
160 152
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 356 373
Graphic Packaging International LLC
4.13%, 08/15/2024 125 124
LABL Inc
5.88%, 11/01/2028
(g)
205 184
6.75%, 07/15/2026
(g)
185 180
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(g)
125 126
Packaging Corp of America
5.70%, 12/01/2033 530 556
$ 3,370
Pharmaceuticals - 1.51%
AbbVie Inc
2.60%, 11/21/2024 550 538
4.05%, 11/21/2039 1,000 905
AdaptHealth LLC
5.13%, 03/01/2030
(g)
395 309
6.13%, 08/01/2028
(g)
155 136
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
145 133
Bayer US Finance LLC
6.25%, 01/21/2029
(g)
400 409
Becton Dickinson & Co
4.69%, 02/13/2028 1,385 1,385
BellRing Brands Inc
7.00%, 03/15/2030
(g)
275 282
Bristol-Myers Squibb Co
4.13%, 06/15/2039 415 374
Cigna Group/The
4.90%, 12/15/2048 165 154
CVS Health Corp
4.30%, 03/25/2028 98 96
4.88%, 07/20/2035 570 559
5.05%, 03/25/2048 260 238
5.13%, 02/21/2030 600 606
Eli Lilly & Co
4.70%, 02/27/2033 440 448
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 263
Pfizer Investment Enterprises Pte Ltd
5.11%, 05/19/2043 460 457
Zoetis Inc
3.00%, 09/12/2027 660 627
4.45%, 08/20/2048 1,035 926
$ 8,845
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 2.31%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
$ 340 $ 326
5.75%, 03/01/2027
(g)
255 253
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(g)
1,105 1,144
DT Midstream Inc
4.13%, 06/15/2029
(g)
385 354
Energy Transfer LP
3.75%, 05/15/2030 840 777
4.50%, 04/15/2024 575 573
5.15%, 03/15/2045 1,625 1,491
5.55%, 02/15/2028 1,065 1,084
5.95%, 05/15/2054 225 226
Enterprise Products Operating LLC
3.13%, 07/31/2029 500 465
4.20%, 01/31/2050 515 443
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
89 89
7.50%, 06/01/2027
(g)
155 159
Genesis Energy LP / Genesis Energy Finance Corp
8.25%, 01/15/2029 135 139
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
450 414
5.63%, 02/15/2026
(g)
345 343
Kinder Morgan Inc
5.00%, 02/01/2029
(j)
520 521
5.40%, 02/01/2034
(j)
875 878
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
195 192
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g),(j)
205 206
NuStar Logistics LP
5.75%, 10/01/2025 150 150
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 455
5.00%, 03/15/2027 275 276
5.75%, 05/15/2024 121 121
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
410 347
Venture Global LNG Inc
8.38%, 06/01/2031
(g)
135 136
9.50%, 02/01/2029
(g)
215 228
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,219
5.40%, 03/02/2026 475 480
$ 13,489
Private Equity - 0.03%
Brookfield Finance Inc
4.00%, 04/01/2024 181 180
REITs - 0.99%
American Tower Corp
1.30%, 09/15/2025 445 419
5.50%, 03/15/2028 335 342
Crown Castle Inc
5.80%, 03/01/2034 350 361
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
425 395
3.75%, 09/15/2030
(g),(h)
268 222
8.00%, 06/15/2027
(g)
45 47
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 1,245 1,103
Kimco Realty OP LLC
3.20%, 04/01/2032 515 447

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
$ 373 $ 334
Mid-America Apartments LP
2.88%, 09/15/2051 646 420
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
70 64
5.88%, 10/01/2028
(g)
25 24
7.50%, 06/01/2025
(g)
230 231
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 224
4.13%, 08/15/2030
(g)
865 787
XHR LP
4.88%, 06/01/2029
(g)
256 236
6.38%, 08/15/2025
(g)
165 165
$ 5,821
Retail - 0.31%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
75 76
Bath & Body Works Inc
5.25%, 02/01/2028 380 372
6.63%, 10/01/2030
(g)
200 203
9.38%, 07/01/2025
(g)
41 43
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
345 316
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
465 448
Patrick Industries Inc
4.75%, 05/01/2029
(g)
125 115
7.50%, 10/15/2027
(g)
260 261
$ 1,834
Semiconductors - 0.76%
Broadcom Inc
3.14%, 11/15/2035
(g)
75 62
3.42%, 04/15/2033
(g)
1,905 1,673
Micron Technology Inc
5.30%, 01/15/2031 790 798
6.75%, 11/01/2029 370 399
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 1,000 1,005
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 131
3.15%, 05/01/2027 140 133
Skyworks Solutions Inc
1.80%, 06/01/2026 235 219
$ 4,420
Software - 1.74%
Fidelity National Information Services Inc
4.50%, 07/15/2025
(h)
1,000 994
Fiserv Inc
3.20%, 07/01/2026 1,000 964
4.40%, 07/01/2049 500 435
Intuit Inc
5.50%, 09/15/2053 300 320
Microsoft Corp
2.53%, 06/01/2050 750 500
Open Text Corp
3.88%, 02/15/2028
(g)
115 107
3.88%, 12/01/2029
(g)
320 289
Oracle Corp
2.50%, 04/01/2025 270 262
2.80%, 04/01/2027 525 495
3.95%, 03/25/2051 670 521
6.15%, 11/09/2029 370 395
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Salesforce Inc
3.70%, 04/11/2028 $ 505 $ 495
Take-Two Interactive Software Inc
3.55%, 04/14/2025 955 937
4.00%, 04/14/2032 410 386
4.95%, 03/28/2028 500 504
VMware LLC
1.40%, 08/15/2026 1,500 1,373
1.80%, 08/15/2028 1,360 1,195
$ 10,172
Sovereign - 0.49%
Brazilian Government International Bond
3.88%, 06/12/2030 645 583
Chile Government International Bond
4.95%, 01/05/2036 300 294
Hungary Government International Bond
6.13%, 05/22/2028
(g)
350 360
Mexico Government International Bond
4.75%, 03/08/2044 450 379
Morocco Government International Bond
5.95%, 03/08/2028
(g)
400 407
Peruvian Government International Bond
5.63%, 11/18/2050 200 202
Republic of Poland Government International Bond
5.50%, 04/04/2053 195 197
Saudi Government International Bond
5.00%, 01/18/2053
(g)
500 444
$ 2,866
Telecommunications - 1.82%
AT&T Inc
1.65%, 02/01/2028 850 758
2.30%, 06/01/2027 450 417
2.75%, 06/01/2031 315 274
3.50%, 09/15/2053 2,668 1,906
Level 3 Financing Inc
10.50%, 05/15/2030
(g)
320 318
Telecom Italia Capital SA
6.38%, 11/15/2033 10 10
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
505 502
T-Mobile USA Inc
2.40%, 03/15/2029 910 814
2.55%, 02/15/2031 650 557
2.63%, 04/15/2026 550 524
3.50%, 04/15/2025 715 701
3.50%, 04/15/2031 1,800 1,640
4.85%, 01/15/2029 500 501
6.00%, 06/15/2054 250 273
Verizon Communications Inc
2.55%, 03/21/2031 1,131 972
2.88%, 11/20/2050 220 146
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
355 309
$ 10,622
Transportation - 0.36%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 169
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
GN Bondco LLC
9.50%, 10/15/2031
(g)
15 15
Norfolk Southern Corp
5.35%, 08/01/2054 450 459
RXO Inc
7.50%, 11/15/2027
(g)
175 180

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Union Pacific Corp
3.50%, 02/14/2053 $ 880 $ 684
United Parcel Service Inc
4.88%, 03/03/2033 575 586
$ 2,102
Trucking & Leasing - 0.25%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.35%, 01/12/2027
(g)
720 724
5.75%, 05/24/2026
(g)
575 580
6.20%, 06/15/2030
(g)
150 158
$ 1,462
U.S. Municipals - 0.05%
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(g)
300 317
Water - 0.06%
Essential Utilities Inc
2.70%, 04/15/2030 400 351
TOTAL BONDS $ 369,952
SENIOR FLOATING RATE INTERESTS
- 0.92%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.00%
TransDigm Inc
8.60%, 02/14/2031
(n)
$ 25 $ 25
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Airlines - 0.07%
AAdvantage Loyalty IP Ltd
10.33%, 04/20/2028
(n)
217 222
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc
9.20%, 04/21/2028
(n)
181 181
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 403
Automobile Parts & Equipment - 0.01%
Tenneco Inc
10.47%, 11/17/2028
(n)
65 59
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Commercial Services - 0.16%
Garda World Security Corp
9.72%, 10/30/2026
(n)
284 284
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
GTCR W Merger Sub LLC
0.00%, 09/20/2030
(n),(o)
210 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
WestJet Loyalty LP
0.00%, 01/31/2031
(n),(o)
455 450
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 944
Computers - 0.05%
Virtusa Corp
9.20%, 02/11/2028
(n)
265 264
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Diversified Financial Services - 0.10%
Russell Investments US Institutional Holdco Inc
8.36%, 05/30/2025
(n)
647 606
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.02%
Lions Gate Capital Holdings LLC
7.68%, 03/24/2025
(n)
$ 118 $ 118
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Food - 0.01%
Fiesta Purchaser Inc
0.00%, 01/31/2031
(n),(o)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Products - 0.12%
Medline Borrower LP
8.45%, 10/23/2028
(n)
725 723
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lodging - 0.04%
Fertitta Entertainment LLC/NV
9.33%, 01/13/2029
(n)
252 251
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0.09%
CSC Holdings LLC
7.95%, 04/15/2027
(n)
186 177
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.83%, 08/02/2029
(n)
347 346
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 523
Mining - 0.06%
Arsenal AIC Parent LLC
9.83%, 08/18/2030
(n)
339 339
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Packaging & Containers - 0 .05%
Valcour Packaging LLC
9.21%, 09/30/2028
(n)
352 284
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0.04%
Jazz Financing Lux Sarl
3.60%, 05/05/2028
(n)
238 238
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Retail - 0.10%
Foundation Building Materials Inc
0.00%, 01/24/2031
(n),(o)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IRB Holding Corp
7.61%, 12/15/2027
(n)
500 498
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 558
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,395
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 40.30%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.33%
3.00%, 01/01/2043 $ 1,303 $ 1,185
3.00%, 02/01/2043 593 539
3.00%, 03/01/2043 248 225
4.00%, 02/01/2046 2,536 2,444
4.50%, 04/01/2031 240 239
4.50%, 04/01/2041 1,495 1,490
5.00%, 06/01/2031 172 174
5.50%, 05/01/2033 19 20
5.50%, 10/01/2033 15 16
5.50%, 12/01/2033 281 290

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 11/01/2036 $ 279 $ 286
5.50%, 04/01/2038 61 63
5.50%, 08/01/2038 148 153
6.00%, 06/01/2028 1 1
6.00%, 12/01/2031 9 9
6.00%, 12/01/2032 8 9
6.00%, 02/01/2033 48 50
6.00%, 12/01/2033 17 18
6.00%, 10/01/2036 73 76
6.00%, 07/01/2038 344 358
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 3 3
6.50%, 04/01/2035 31 33
6.50%, 10/01/2035 20 21
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 5 5
7.50%, 09/01/2030 1 —
7.50%, 01/01/2031 2 2
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 32 32
$ 7,750
Federal National Mortgage Association (FNMA) - 0.18%
5.00%, 07/01/2044 858 870
5.50%, 07/01/2033 210 211
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 1,081
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 24.02%
1.50%, 12/01/2036 4,843 4,261
2.00%, 12/01/2035 1,404 1,269
2.00%, 03/01/2036 1,715 1,550
2.00%, 07/01/2050 2,147 1,744
2.00%, 01/01/2051 4,331 3,614
2.00%, 02/01/2051 8,877 7,318
2.00%, 03/01/2051 3,807 3,167
2.00%, 03/01/2051 5,169 4,247
2.00%, 11/01/2051 4,715 3,858
2.00%, 11/01/2051 4,286 3,508
2.00%, 12/01/2051 1,383 1,143
2.00%, 12/01/2051 4,325 3,528
2.00%, 05/01/2052 3,130 2,575
2.50%, 04/01/2028 579 557
2.50%, 06/01/2028 42 41
2.50%, 09/01/2029 157 150
2.50%, 06/01/2035 317 292
2.50%, 08/01/2035 1,458 1,357
2.50%, 05/01/2036 335 309
2.50%, 02/01/2051 2,847 2,448
2.50%, 07/01/2051 3,169 2,696
2.50%, 09/01/2051 4,127 3,522
2.50%, 09/01/2051 3,909 3,327
2.50%, 11/01/2051 1,937 1,654
2.50%, 01/01/2052 1,972 1,690
2.50%, 02/01/2052 1,750 1,490
2.50%, 04/01/2052 3,310 2,802
2.50%, 04/01/2052 1,783 1,515
3.00%, 10/01/2029 30 29
3.00%, 09/01/2032 63 61
3.00%, 12/01/2040 106 97
3.00%, 04/01/2043 201 183
3.00%, 05/01/2043 368 334
3.00%, 08/01/2043 1,316 1,195
3.00%, 11/01/2046 2,521 2,253
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 03/01/2048 $ 2,048 $ 1,824
3.00%, 12/01/2048 62 55
3.00%, 07/01/2050 2,326 2,066
3.00%, 11/01/2050 787 700
3.00%, 03/01/2052 5,491 4,874
3.50%, 02/01/2033 11 11
3.50%, 05/01/2034 664 647
3.50%, 01/01/2041 69 65
3.50%, 01/01/2044 635 584
3.50%, 11/01/2044 1,284 1,196
3.50%, 04/01/2047 79 74
3.50%, 10/01/2047 33 31
3.50%, 11/01/2047 2,168 2,019
3.50%, 03/01/2048 18 16
3.50%, 08/01/2050 4,702 4,377
3.50%, 04/01/2052 2,881 2,636
3.50%, 06/01/2052 3,346 3,047
4.00%, 02/01/2031 84 82
4.00%, 03/01/2034 280 274
4.00%, 05/01/2047 2,319 2,223
4.00%, 06/01/2048 7 6
4.00%, 08/01/2052 4,574 4,324
4.50%, 04/01/2024 4 4
4.50%, 06/01/2044 322 319
4.50%, 09/01/2052 841 824
4.50%, 05/01/2053 1,851 1,794
4.50%, 07/01/2053 3,525 3,437
5.00%, 02/01/2039
(p)
300 301
5.00%, 06/01/2048 612 618
5.00%, 04/01/2053 2,480 2,471
5.00%, 06/01/2053 2,647 2,630
5.50%, 07/01/2033 27 28
5.50%, 09/01/2033 54 56
5.50%, 05/01/2040 84 86
5.50%, 11/01/2053 1,980 1,997
5.50%, 11/01/2053 2,107 2,134
5.50%, 02/01/2054
(p)
2,610 2,617
6.00%, 02/01/2038 59 61
6.00%, 05/01/2038 28 29
6.00%, 08/01/2038 129 133
6.00%, 08/01/2038 56 57
6.00%, 01/01/2053 4,346 4,510
6.00%, 02/01/2054
(p)
5,000 5,068
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 31 32
6.50%, 07/01/2037 111 116
6.50%, 12/01/2037 96 100
6.50%, 02/01/2038 142 149
6.50%, 09/01/2038 163 172
6.50%, 02/01/2054
(p)
6,100 6,244
7.00%, 03/01/2032 12 12
7.00%, 02/01/2054
(p)
3,400 3,506
7.50%, 08/01/2032 3 3
$ 140,427
Government National Mortgage Association (GNMA) - 9.96%
2.00%, 08/20/2050 1,521 1,267
2.00%, 07/20/2051 3,946 3,289
2.00%, 11/20/2051 1,271 1,058
2.50%, 06/20/2050 1,987 1,726
2.50%, 04/20/2051 2,651 2,294
2.50%, 05/20/2051 2,257 1,954
3.00%, 06/20/2043 1,000 910
3.00%, 01/20/2045 371 338
3.00%, 06/20/2046 182 165
3.00%, 07/20/2046 780 706

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 11/20/2046 $ 1,218 $ 1,101
3.00%, 02/20/2050 820 738
3.00%, 09/20/2051 4,333 3,874
3.50%, 03/15/2042 516 488
3.50%, 04/15/2042 423 400
3.50%, 09/20/2044 49 46
3.50%, 09/20/2047 626 585
3.50%, 06/20/2048 775 721
3.50%, 04/20/2052 2,879 2,655
4.00%, 01/20/2048 1,772 1,705
4.00%, 04/20/2052 379 360
4.50%, 06/20/2025 168 167
4.50%, 09/15/2039 156 155
4.50%, 03/15/2040 688 685
4.50%, 09/20/2052 2,428 2,365
5.00%, 11/15/2033 590 600
5.00%, 06/15/2034 9 9
5.00%, 10/20/2039 46 46
5.00%, 02/15/2042 457 466
5.00%, 12/20/2052 1,982 1,970
5.00%, 02/20/2053 1,914 1,903
5.50%, 10/15/2033 266 274
5.50%, 05/20/2035 23 24
5.50%, 02/15/2038 221 228
5.50%, 02/20/2054
(p)
3,775 3,799
6.00%, 07/20/2028 7 7
6.00%, 11/20/2028 6 7
6.00%, 01/20/2029 7 8
6.00%, 07/20/2029 2 2
6.00%, 08/15/2031 12 12
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 4 4
6.00%, 02/15/2033 15 16
6.00%, 12/15/2033 9 9
6.00%, 02/20/2054
(p)
8,325 8,452
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 5 5
6.50%, 12/15/2032 26 27
6.50%, 02/20/2054
(p)
7,650 7,819
7.00%, 06/15/2031 3 4
7.00%, 06/15/2032 20 20
7.00%, 02/20/2054
(p)
2,675 2,749
8.00%, 01/20/2031 2 2
$ 58,217
U.S. Treasury - 1.51%
1.88%, 11/15/2051 1,300 794
3.00%, 11/15/2045
(q)
4,350 3,518
3.88%, 08/15/2040
(q)
4,720 4,534
$ 8,846
U.S. Treasury Bill - 3.30%
5.44%, 04/18/2024
(r)
3,475 3,436
5.44%, 05/02/2024
(r)
16,100 15,888
$ 19,324
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 235,645
Total Investments $ 628,724
Other Assets and Liabilities -  (7.52)% (43,998)
TOTAL NET ASSETS - 100.00% $ 584,726
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,706 or
0.46% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $87,852 or 15.02% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,620 or 0.45% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security purchased on a when-issued basis.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after January 31, 2024, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$6,032 or 1.03% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 42.53%
Financial 14.63%
Asset Backed Securities 13.01%
Consumer, Non-cyclical 6.56%
Government 5.94%
Industrial 4.73%
Utilities 4.43%
Energy 3.53%
Technology 3.06%
Consumer, Cyclical 2.93%
Communications 2.90%
Money Market Funds 2.43%
Basic Materials 0.84%
Other Assets and Liabilities
(7.52)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 10,531 $ 49,342 $ 48,365 $ 11,508
$ 10,531 $ 49,342 $ 48,365 $ 11,508
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 79 $ — $ — $ —
$ 79 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2024 Long 317 $ 35,608 $ 530
US 10 Year Ultra Note; March 2024 Long 114 13,324 271
US 2 Year Note; March 2024 Long 16 3,290 22
US 5 Year Note; March 2024 Long 737 79,884 1,113
US Long Bond; March 2024 Long 319 39,028 656
Total $ 2,592
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.41 N/A (5.00)% Quarterly 12/20/2028 $ 14,850 $ (571) $ (266) $ (837)
Total $ (571) $ (266) $ (837)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.20% Shares Held Value (000's)
Closed-End Funds - 2.14%
Cliffwater Enhanced Lending Fund 2,672,811 $ 28,947
Variant Alternative Income Fund 1,032,702 29,411
$ 58,358
Exchange-Traded Funds - 1.86%
iShares Core U.S. Aggregate Bond ETF 51,200 5,074
iShares iBoxx $ High Yield Corporate Bond ETF 259,550 20,110
iShares J.P. Morgan USD Emerging Markets Bond
ETF
57,600 5,068
Vanguard Intermediate-Term Corporate Bond ETF 249,625 20,279
$ 50,531
Money Market Funds - 4.20%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
9,649,951 9,650
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b),(c)
104,586,086 104,586
$ 114,236
TOTAL INVESTMENT COMPANIES $ 223,125
COMMON STOCKS - 2.44% Shares Held Value (000's)
Distribution & Wholesale - 0.38%
ATD New Holdings Inc
(d),(e)
385,347 $ 10,211
Entertainment - 0.03%
Crown Finance US Inc - 1145 Shares
(d)
360 6
Crown Finance US Inc - 4A2 Shares
(d),(f)
53,754 861
$ 867
Iron & Steel - 0.57%
Specialty Steel Holdings, Inc.
(d),(e)
87 15,463
Mining - 1.17%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
6,589 1,845
Burgundy Diamond Mines Ltd
(d)
11,967,877 1,404
Real Alloy Holding Inc
(e)
362 28,481
$ 31,730
Miscellaneous Manufacturers - 0.27%
Utex Industries
(d)
120,675 7,401
Utex Industries - Warrants
(d),(e)
53,725 6
$ 7,407
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 4
Bright Bidco - 4A2 Shares
(d)
14,600 5
$ 9
Software - 0.02%
Avaya Holdings Corp
(d),(f)
12,271 76
Avaya Holdings Corp
(d)
58,250 359
Skillsoft Corp
(d)
11,541 162
$ 597
TOTAL COMMON STOCKS $ 66,284
PREFERRED STOCKS - 1.10% Shares Held Value (000's)
Banks - 0.22%
Fifth Third Bancorp 9.30%, 03/04/2024
(g)
20,883 $ 535
CME Term Secured Overnight Financing
Rate 3 Month + 3.97%
KeyCorp 6.13%, 12/15/2026
(g)
46,140 1,104
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
M&T Bank Corp 5.63%, 12/15/2026
(g)
24 —
3 Month USD LIBOR + 4.02%
Morgan Stanley 5.85%, 04/15/2027
(g)
59,100 1,460
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(g)
10,000 267
Northern Trust Corp 4.70%, 01/01/2025
(g)
4,858 108
Regions Financial Corp 5.70%, 05/15/2029
(g)
37,100 831
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(g)
63,900 1,609
CME Term Secured Overnight Financing
Rate 3 Month + 3.37%
US Bancorp 4.00%, 04/15/2026
(g),(h)
10,000 183
$ 6,097
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.09%
Affiliated Managers Group Inc 4.75%, 09/30/2060 2,874 $ 55
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 175
Capital One Financial Corp 4.80%, 06/01/2025
(g)
13,934 270
Stifel Financial Corp 4.50%, 08/15/2026
(g)
2,239 41
Voya Financial Inc 5.35%, 09/15/2029
(g)
77,215 1,847
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,388
Electric - 0.34%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
1,695 42
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 189,839 4,701
DTE Energy Co 4.38%, 12/01/2081
(h)
6,005 129
DTE Energy Co 5.25%, 12/01/2077 35,000 828
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 210
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,591
Southern Co/The 5.25%, 12/01/2077 30,863 749
$ 9,250
Food - 0.04%
Dairy Farmers of America Inc 7.88%, 12/01/2025
(g),(i)
10,000 965
Insurance - 0.05%
Allstate Corp/The 4.75%, 01/15/2025
(g)
9,935 225
Allstate Corp/The 5.10%, 10/15/2024
(g)
8,460 201
Equitable Holdings Inc 4.30%, 03/15/2026
(g)
5,055 86
Equitable Holdings Inc 5.25%, 12/15/2024
(g)
21,903 488
Prudential Financial Inc 5.95%, 09/01/2062 18,078 473
$ 1,473
REITs - 0.33%
Kimco Realty Corp 5.25%, 03/04/2024
(g)
5,967 140
Prologis Inc 8.54%, 11/13/2026
(g)
73,032 4,002
Public Storage 3.95%, 08/17/2026
(g)
2,000 37
Public Storage 4.00%, 06/16/2026
(g)
83,260 1,587
Public Storage 4.13%, 08/14/2025
(g)
80,000 1,559
Public Storage 4.63%, 06/17/2025
(g),(h)
14,712 325
Public Storage 4.70%, 11/15/2024
(g)
20,000 437
Public Storage 5.60%, 03/11/2024
(g)
38,030 962
$ 9,049
Sovereign - 0.03%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 687
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 29,909
BONDS - 71.35%
Principal
Amount (000's) Value (000's)
Advertising - 0.35%
Clear Channel Outdoor Holdings Inc
9.00%, 09/15/2028
(h),(i)
$ 1,680 $ 1,747
Interpublic Group of Cos Inc/The
5.38%, 06/15/2033 100 101
JCDecaux SE
2.63%, 04/24/2028 EUR 100 105
MMS USA Holdings Inc
1.25%, 06/13/2028 100 100
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 97
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(i)
1,350 1,203
4.63%, 03/15/2030
(h),(i)
2,250 1,991
5.00%, 08/15/2027
(i)
4,225 4,044
WPP Finance SA
4.13%, 05/30/2028 EUR 200 223
$ 9,611

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 1.10%
Airbus SE
1.63%, 06/09/2030 EUR 200 $ 199
3.15%, 04/10/2027
(i)
$ 150 144
BAE Systems PLC
3.40%, 04/15/2030
(i)
200 184
Boeing Co/The
2.95%, 02/01/2030 200 178
3.10%, 05/01/2026 200 191
3.38%, 06/15/2046 698 492
4.88%, 05/01/2025 200 199
5.15%, 05/01/2030 841 843
5.71%, 05/01/2040 150 151
5.81%, 05/01/2050 300 300
5.93%, 05/01/2060 843 842
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(i)
1,990 1,968
General Dynamics Corp
3.25%, 04/01/2025 200 196
4.25%, 04/01/2050 150 135
HEICO Corp
5.35%, 08/01/2033 100 102
L3Harris Technologies Inc
5.05%, 04/27/2045 100 97
5.40%, 01/15/2027 200 204
5.40%, 07/31/2033 1,271 1,309
Lockheed Martin Corp
2.80%, 06/15/2050 150 103
4.45%, 05/15/2028 909 910
4.75%, 02/15/2034 100 101
4.95%, 10/15/2025 150 151
5.90%, 11/15/2063 100 113
Northrop Grumman Corp
4.95%, 03/15/2053 530 515
5.15%, 05/01/2040 150 150
5.20%, 06/01/2054 713 716
5.25%, 05/01/2050 100 101
RTX Corp
3.75%, 11/01/2046 150 120
4.15%, 05/15/2045 150 129
4.45%, 11/16/2038 200 185
4.70%, 12/15/2041 150 139
5.00%, 02/27/2026 200 201
5.38%, 02/27/2053 1,048 1,061
6.40%, 03/15/2054 646 744
TransDigm Inc
4.63%, 01/15/2029 25 23
4.88%, 05/01/2029 2,200 2,056
5.50%, 11/15/2027 5,550 5,400
6.25%, 03/15/2026
(i)
4,310 4,281
6.88%, 12/15/2030
(i)
1,760 1,801
7.13%, 12/01/2031
(i)
1,775 1,850
7.50%, 03/15/2027 1,425 1,429
$ 30,013
Agriculture - 0.15%
Altria Group Inc
2.35%, 05/06/2025 300 290
3.70%, 02/04/2051 100 70
4.00%, 02/04/2061 100 73
5.95%, 02/14/2049 200 201
Archer-Daniels-Midland Co
2.50%, 08/11/2026 200 188
4.50%, 08/15/2033 100 97
BAT Capital Corp
6.34%, 08/02/2030 200 211
6.42%, 08/02/2033 300 315
7.08%, 08/02/2043 200 212
BAT International Finance PLC
4.00%, 11/23/2055 GBP 100 78
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
BAT Netherlands Finance BV
3.13%, 04/07/2028 EUR 100 $ 107
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 96
Cargill Inc
4.76%, 11/23/2045
(i)
200 190
Darling Ingredients Inc
6.00%, 06/15/2030
(i)
600 596
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 85
Imperial Brands Finance PLC
6.13%, 07/27/2027
(i)
$ 200 206
Philip Morris International Inc
0.80%, 08/01/2031 EUR 100 88
2.88%, 05/14/2029 100 105
4.88%, 02/15/2028 $ 200 202
5.25%, 09/07/2028 200 205
5.50%, 09/07/2030 200 207
5.63%, 09/07/2033 200 207
$ 4,029
Airlines - 0.24%
Air Canada
3.88%, 08/15/2026
(i)
350 333
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(i)
1,250 1,228
British Airways 2020-1 Class A Pass Through Trust
4.25%, 05/15/2034
(i)
125 117
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(i)
955 825
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(i)
1,300 1,223
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(i)
210 210
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 200 114
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 101
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(h),(i)
900 651
9.50%, 06/01/2028
(h),(i)
1,925 1,631
$ 6,433
Apparel - 0.15%
Hanesbrands Inc
9.00%, 02/15/2031
(h),(i)
3,050 3,075
Kering SA
0.75%, 05/13/2028 EUR 100 99
3.63%, 09/05/2027 100 110
3.63%, 09/05/2031 100 111
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 300 293
NIKE Inc
3.25%, 03/27/2040 $ 100 82
3.38%, 03/27/2050 100 79
Tapestry Inc
3.05%, 03/15/2032 100 80
VF Corp
4.25%, 03/07/2029 EUR 100 106
$ 4,035
Automobile Asset Backed Securities - 0.64%
AmeriCredit Automobile Receivables Trust 2022-2
6.50%, 12/18/2025 $ 525 525
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 $ 1,135 $ 1,139
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 2,269 2,268
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026 977 952
GM Financial Automobile Leasing Trust 2022-3
4.01%, 09/22/2025 1,557 1,548
GM Financial Automobile Leasing Trust 2023-3
5.80%, 01/20/2026 1,223 1,222
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 814 816
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 1,325 1,325
Santander Drive Auto Receivables Trust 2023-2
5.87%, 03/16/2026 1,201 1,201
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 1,975 1,985
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 900 900
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(i)
1,425 1,429
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 981 964
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 1,230 1,232
$ 17,506
Automobile Manufacturers - 1.07%
American Honda Finance Corp
4.60%, 04/17/2025 200 199
4.70%, 01/12/2028 200 202
BMW Finance NV
3.50%, 04/06/2025 EUR 200 216
3.63%, 05/22/2035 150 166
BMW US Capital LLC
2.80%, 04/11/2026
(i)
$ 200 192
3.75%, 04/12/2028
(i)
200 194
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(i)
260 217
3.65%, 04/07/2027
(i)
200 193
5.13%, 01/19/2028
(i)
456 461
5.20%, 01/17/2025
(i)
533 533
Daimler Truck International Finance BV
3.88%, 06/19/2026 EUR 100 110
Ford Motor Co
4.75%, 01/15/2043 $ 1,100 907
5.29%, 12/08/2046 200 177
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 176
3.38%, 11/13/2025 200 192
4.00%, 11/13/2030 4,800 4,281
4.27%, 01/09/2027 300 289
4.69%, 06/09/2025 200 197
5.80%, 03/05/2027 375 377
6.80%, 11/07/2028 1,690 1,766
7.20%, 06/10/2030 725 771
General Motors Co
6.13%, 10/01/2025 200 203
6.25%, 10/02/2043 200 204
General Motors Financial Co Inc
2.70%, 06/10/2031 846 707
2.75%, 06/20/2025 1,045 1,011
2.90%, 02/26/2025 400 390
4.30%, 02/15/2029 EUR 100 111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc   (continued)
5.80%, 06/23/2028 $ 200 $ 205
5.80%, 01/07/2029 2,315 2,377
5.85%, 04/06/2030 985 1,012
6.10%, 01/07/2034 200 206
6.40%, 01/09/2033 100 106
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 75
Honda Canada Finance Inc
4.87%, 09/23/2027 100 75
Honda Motor Co Ltd
2.97%, 03/10/2032 $ 100 90
Hyundai Capital America
5.40%, 01/08/2031
(h),(i)
524 534
5.68%, 06/26/2028
(i)
250 257
5.80%, 06/26/2025
(i)
587 591
6.50%, 01/16/2029
(i)
608 646
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(i)
200 201
5.05%, 08/03/2033
(i)
150 152
5.38%, 11/26/2025
(i)
1,334 1,348
Mercedes-Benz Group AG
0.75%, 03/11/2033 EUR 200 177
1.38%, 05/11/2028 200 203
Mercedes-Benz International Finance BV
3.50%, 05/30/2026 400 437
Nissan Motor Co Ltd
3.52%, 09/17/2025
(i)
$ 200 193
4.81%, 09/17/2030
(i)
200 187
PACCAR Financial Corp
4.45%, 03/30/2026 200 200
PACCAR Financial Europe BV
2.38%, 03/15/2025 GBP 100 123
RCI Banque SA
1.13%, 01/15/2027 EUR 100 101
1.63%, 04/11/2025 100 105
1.75%, 04/10/2026 100 104
Stellantis Finance US Inc
5.63%, 01/12/2028
(i)
$ 200 208
Stellantis NV
1.25%, 06/20/2033 EUR 150 132
2.00%, 03/20/2025 100 106
2.75%, 05/15/2026 100 107
Toyota Credit Canada Inc
2.73%, 08/25/2025 CAD 200 144
Toyota Motor Corp
1.34%, 03/25/2026 $ 200 187
5.28%, 07/13/2026 200 203
Toyota Motor Credit Corp
1.90%, 04/06/2028 200 181
3.38%, 04/01/2030 100 94
3.85%, 07/24/2030 EUR 100 112
5.25%, 09/11/2028 $ 200 206
Toyota Motor Finance Netherlands BV
0.75%, 12/19/2025 GBP 200 236
Traton Finance Luxembourg SA
4.25%, 05/16/2028 EUR 100 111
Volkswagen Financial Services NV
0.88%, 02/20/2025 GBP 200 241
1.13%, 07/05/2026 100 115
Volkswagen Group of America Finance LLC
3.75%, 05/13/2030
(i)
$ 200 188
6.45%, 11/16/2030
(i)
753 803
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 89
3.50%, 06/17/2025
(g),(j)
200 211
EUR Swap Annual (VS 6 Month) 5 Year +
3.75%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Volkswagen International Finance NV   (continued)
3.88%, 03/29/2026 EUR 200 $ 218
4.13%, 11/16/2038 100 111
4.38%, 03/28/2031
(g),(j)
100 98
EUR Swap Annual (VS 6 Month) 9 Year +
3.36%
4.63%, 06/27/2028
(g),(j)
100 104
EUR Swap Annual (VS 6 Month) 10 Year +
3.98%
4.63%, 03/24/2026
(g),(j)
100 107
EUR Swap Annual (VS 6 Month) 12 Year +
2.97%
Volkswagen Leasing GmbH
0.25%, 01/12/2026 200 203
4.63%, 03/25/2029 150 170
Volvo Treasury AB
3.88%, 08/29/2026 200 220
$ 29,052
Automobile Parts & Equipment - 0.51%
Aptiv PLC
1.60%, 09/15/2028 100 100
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 $ 100 88
Clarios Global LP / Clarios US Finance Co
8.50%, 05/15/2027
(i)
455 454
Continental AG
2.50%, 08/27/2026 EUR 200 212
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(i)
$ 7,026 6,378
Lear Corp
5.25%, 05/15/2049 100 92
Magna International Inc
4.38%, 03/17/2032 EUR 100 115
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(i)
$ 7,135 6,190
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 200 227
$ 13,856
Banks - 14.48%
ABN AMRO Bank NV
2.38%, 06/01/2027 300 315
2.47%, 12/13/2029
(i),(j)
$ 200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 12/21/2026 EUR 100 110
4.50%, 11/21/2034 100 115
4.80%, 04/18/2026
(i)
$ 200 196
AIB Group PLC
2.25%, 07/03/2025 EUR 100 106
4.63%, 07/23/2029
(j)
100 111
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(i)
$ 200 204
Australia & New Zealand Banking Group Ltd
0.67%, 05/05/2031
(j)
EUR 100 99
EUR Swap Annual (VS 6 Month) 5 Year +
1.12%
2.95%, 07/22/2030
(i),(j)
$ 300 287
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.29%
4.20%, 03/31/2026 AUD 300 195
6.75%, 06/15/2026
(g),(i),(j),(k)
$ 2,600 2,620
USD Swap Rate NY 5 Year + 5.17%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banca Comerciala Romana SA
7.63%, 05/19/2027
(j)
EUR 1,300 $ 1,477
3 Month Euro Interbank Offered Rate +
4.54%
Banca Transilvania SA
8.88%, 04/27/2027
(j)
900 1,024
Euribor Swap Rate 1 Year + 5.58%
Banco Bilbao Vizcaya Argentaria SA
0.13%, 03/24/2027
(j)
200 202
3 Month Euro Interbank Offered Rate +
0.52%
0.50%, 01/14/2027 100 100
4.63%, 01/13/2031
(j)
100 113
3 Month Euro Interbank Offered Rate +
1.70%
5.75%, 09/15/2033
(j)
100 113
Euribor Swap Rate 5 Year + 2.80%
9.38%, 03/19/2029
(g),(j),(k)
$ 1,500 1,590
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Credito e Inversiones SA
2.88%, 10/14/2031 200 170
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(g),(j),(k)
2,925 2,906
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(g),(i),(j),(k)
275 273
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(g),(j),(k)
2,175 2,157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander Chile
3.18%, 10/26/2031 150 131
Banco Santander SA
0.20%, 02/11/2028 EUR 200 191
1.72%, 09/14/2027
(j)
$ 200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.22%, 11/22/2032
(j)
200 167
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.50%, 03/24/2025 200 196
3.75%, 01/16/2026 EUR 200 217
3.75%, 01/09/2034 100 108
3.88%, 01/16/2028 100 110
4.75%, 08/30/2028
(j)
GBP 100 125
Generic Britain 1 Year Government Bond +
2.50%
4.75%, 11/12/2026
(g),(j),(k)
$ 1,600 1,377
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
5.59%, 08/08/2028 2,800 2,850
5.75%, 08/23/2033
(j)
EUR 200 226
EUR Swap Annual (VS 6 Month) 5 Year +
2.85%
6.92%, 08/08/2033 $ 800 845
6.94%, 11/07/2033 1,400 1,552
9.63%, 11/21/2028
(g),(j),(k)
2,400 2,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bancolombia SA
4.63%, 12/18/2029
(j),(k)
2,881 2,713
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/2028 200 203

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033
(i)
$ 1,725 $ 1,731
Bank of America Corp
0.25%, 06/12/2026 CHF 300 336
0.65%, 10/26/2031
(j)
EUR 100 89
3 Month Euro Interbank Offered Rate +
0.94%
0.98%, 09/25/2025
(j)
$ 1,777 1,724
Secured Overnight Financing Rate + 0.91%
1.10%, 05/24/2032
(j)
EUR 100 90
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(j)
100 97
3 Month Euro Interbank Offered Rate +
0.91%
1.92%, 10/24/2031
(j)
$ 400 327
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(j)
400 386
CME Term Secured Overnight Financing
Rate 3 Month + 0.90%
2.46%, 10/22/2025
(j)
3,402 3,322
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
2.48%, 09/21/2036
(j)
100 80
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.59%, 04/29/2031
(j)
200 173
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(j)
300 217
Secured Overnight Financing Rate + 1.93%
2.97%, 07/21/2052
(j)
300 206
Secured Overnight Financing Rate + 1.56%
3.31%, 04/22/2042 1,176 928
Secured Overnight Financing Rate + 3.16%
3.62%, 03/16/2028
(j)
CAD 200 143
Canadian Dollar Offered Rate 3 Month +
1.48%
3.65%, 03/31/2029
(j)
EUR 200 217
3 Month Euro Interbank Offered Rate +
3.67%
3.85%, 03/08/2037 $ 2,910 2,585
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
3.95%, 01/23/2049
(j)
200 167
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
3.97%, 02/07/2030
(j)
1,876 1,790
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 04/23/2040 1,659 1,470
CME Term Secured Overnight Financing
Rate 3 Month + 3.16%
4.18%, 11/25/2027 1,826 1,782
4.24%, 04/24/2038
(j)
200 182
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 197
4.38%, 01/27/2027
(g),(j)
4,000 3,653
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(j)
1,041 996
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 200 185
4.83%, 07/22/2026
(j)
300 298
Secured Overnight Financing Rate + 1.75%
5.02%, 07/22/2033
(j)
200 198
Secured Overnight Financing Rate + 2.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
5.20%, 04/25/2029
(j)
$ 100 $ 101
Secured Overnight Financing Rate + 1.63%
5.82%, 09/15/2029
(j)
100 103
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(j)
100 105
Secured Overnight Financing Rate + 1.84%
5.93%, 09/15/2027
(j)
400 409
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 1,269 1,370
6.13%, 04/27/2027
(g),(j)
3,900 3,884
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of America NA
5.53%, 08/18/2026 400 408
Bank of Ireland Group PLC
1.38%, 08/11/2031
(j)
EUR 200 201
EUR Swap Annual (VS 6 Month) 5 Year +
1.65%
4.63%, 11/13/2029
(j)
100 112
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
1.76%, 03/10/2026 CAD 200 141
3.65%, 04/01/2027 200 144
4.70%, 09/14/2027 $ 400 400
5.04%, 05/29/2028 CAD 200 151
Bank of New York Mellon Corp/The
1.60%, 04/24/2025 $ 150 144
3.70%, 03/20/2026
(g),(h),(j)
5,588 5,267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.41%, 07/24/2026
(j)
200 198
Secured Overnight Financing Rate + 1.35%
4.60%, 07/26/2030
(j)
200 198
Secured Overnight Financing Rate + 1.76%
4.70%, 09/20/2025
(g),(j)
3,900 3,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.95%, 04/26/2027
(j)
100 100
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(j)
100 99
Secured Overnight Financing Rate + 1.61%
Bank of Nova Scotia/The
1.05%, 03/02/2026 300 278
1.85%, 11/02/2026 CAD 300 208
1.95%, 02/02/2027 $ 300 278
3.63%, 10/27/2081
(h),(j)
1,500 1,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.50%, 12/16/2025 200 197
4.59%, 05/04/2037
(j)
1,972 1,790
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
5.50%, 12/29/2025 CAD 300 226
5.65%, 02/01/2034 $ 1,777 1,838
8.00%, 01/27/2084
(j)
3,000 3,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(j)
1,000 1,035
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bankinter SA
1.25%, 12/23/2032
(j)
EUR 100 $ 96
EUR Swap Annual (VS 6 Month) 5 Year +
1.45%
4.88%, 09/13/2031
(j)
100 113
EUR Swap Annual (VS 6 Month) 1 Year +
1.75%
BankUnited Inc
4.88%, 11/17/2025 $ 1,471 1,446
5.13%, 06/11/2030 1,738 1,620
Banque Federative du Credit Mutuel SA
0.01%, 05/11/2026 EUR 300 301
0.10%, 10/08/2027 100 97
0.75%, 01/17/2030 100 91
1.00%, 05/23/2025 200 209
1.00%, 07/16/2026 GBP 200 231
1.13%, 11/19/2031 EUR 100 87
1.88%, 11/04/2026 200 206
3.75%, 02/03/2034 100 109
4.13%, 06/14/2033 200 225
4.38%, 05/02/2030 100 112
4.94%, 01/26/2026
(i)
$ 200 200
Barclays PLC
1.38%, 01/24/2026
(j)
EUR 100 105
EUR Swap Annual (VS 6 Month) 1 Year +
0.78%
3.33%, 11/24/2042
(j)
$ 200 149
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(j)
1,981 1,698
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
5.09%, 06/20/2030
(j)
300 289
3 Month USD LIBOR + 3.05%
5.26%, 01/29/2034
(j)
EUR 100 116
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
6.50%, 09/13/2027
(j)
$ 400 411
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(j)
200 213
Secured Overnight Financing Rate + 2.62%
8.41%, 11/14/2032
(j)
GBP 100 135
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(g),(j),(k)
$ 2,000 2,060
USD SOFR ICE Swap Rate 5 Year + 5.78%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(i),(j),(k)
1,600 1,670
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BNP Paribas SA
0.13%, 09/04/2026 EUR 400 399
0.50%, 01/19/2030
(j)
200 185
3 Month Euro Interbank Offered Rate +
0.83%
1.32%, 01/13/2027
(i),(j)
$ 632 585
Secured Overnight Financing Rate + 1.00%
1.38%, 05/28/2029 EUR 100 97
1.68%, 06/30/2027
(i),(j)
$ 2,691 2,472
Secured Overnight Financing Rate + 0.91%
2.22%, 06/09/2026
(i),(j)
200 192
Secured Overnight Financing Rate + 2.07%
2.50%, 03/31/2032
(j)
EUR 100 102
Euribor Swap Rate 5 Year + 1.60%
2.59%, 08/12/2035
(i),(j)
$ 200 163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA   (continued)
2.88%, 02/24/2029 GBP 100 $ 114
3.88%, 02/23/2029
(j)
EUR 200 221
3 Month Euro Interbank Offered Rate +
0.78%
3.88%, 01/10/2031
(j)
100 111
3 Month Euro Interbank Offered Rate +
0.92%
4.13%, 05/24/2033 100 114
4.63%, 03/13/2027
(i)
$ 300 294
5.20%, 01/10/2030
(i),(j)
200 201
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
5.34%, 06/12/2029
(i),(j)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.75%, 06/13/2032 GBP 100 131
5.89%, 12/05/2034
(i),(j)
$ 1,316 1,376
Secured Overnight Financing Rate + 1.87%
6.63%, 03/25/2024
(g),(i),(j),(k)
400 399
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
7.38%, 08/19/2025
(g),(i),(j),(k)
5,000 5,003
USD Swap Semi-Annual 5 Year + 5.15%
BOI Finance BV
7.50%, 02/16/2027 EUR 1,400 1,402
BPCE SA
0.25%, 01/14/2031 300 262
0.50%, 02/24/2027 100 99
1.63%, 03/02/2029
(j)
100 100
3 Month Euro Interbank Offered Rate +
1.10%
2.25%, 03/02/2032
(j)
100 101
EUR Swap Annual (VS 6 Month) 5 Year +
1.75%
2.50%, 11/30/2032
(j)
GBP 100 111
ICE Swap Rate GBP SONIA 5 Year + 1.83%
3.38%, 12/02/2026 $ 250 241
3.50%, 10/23/2027
(i)
250 235
3.58%, 10/19/2042
(i),(j)
950 678
Secured Overnight Financing Rate + 1.95%
3.63%, 04/17/2026 EUR 100 109
4.00%, 11/29/2032 100 112
4.88%, 04/01/2026
(i)
$ 250 246
6.51%, 01/18/2035
(i),(j)
268 271
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.79%
6.71%, 10/19/2029
(i),(j)
250 263
Secured Overnight Financing Rate + 2.27%
CaixaBank SA
0.63%, 01/21/2028
(j)
EUR 300 300
3 Month Euro Interbank Offered Rate +
0.62%
2.25%, 04/17/2030
(j)
300 315
EUR Swap Annual (VS 6 Month) 5 Year +
1.68%
3.75%, 09/07/2029 100 110
6.84%, 09/13/2034
(i),(j)
$ 200 213
Secured Overnight Financing Rate + 2.77%
Canadian Imperial Bank of Commerce
0.05%, 10/15/2026 CHF 100 111
0.28%, 02/03/2027 100 111
2.01%, 07/21/2030
(j)
CAD 100 71
Canadian Dollar Offered Rate 3 Month +
1.28%
3.45%, 04/07/2027 $ 200 193

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Canadian Imperial Bank of Commerce   (continued)
5.35%, 04/20/2033
(j)
CAD 100 $ 75
CORRA Compounded Index + 2.23%
5.50%, 01/14/2028 300 230
Ceska sporitelna AS
5.74%, 03/08/2028
(j)
EUR 1,800 2,016
3 Month Euro Interbank Offered Rate +
2.35%
Citibank NA
5.86%, 09/29/2025 $ 300 305
Citigroup Inc
0.50%, 11/01/2028 CHF 200 218
1.25%, 07/06/2026
(j)
EUR 200 209
3 Month Euro Interbank Offered Rate +
1.66%
1.46%, 06/09/2027
(j)
$ 100 92
Secured Overnight Financing Rate + 0.77%
1.75%, 10/23/2026 GBP 100 116
2.52%, 11/03/2032
(j)
$ 300 248
Secured Overnight Financing Rate + 1.18%
2.57%, 06/03/2031 877 756
Secured Overnight Financing Rate + 4.21%
2.67%, 01/29/2031
(j)
300 262
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(j)
416 304
Secured Overnight Financing Rate + 1.38%
3.11%, 04/08/2026
(j)
1,243 1,212
Secured Overnight Financing Rate + 2.84%
3.29%, 03/17/2026
(j)
200 195
Secured Overnight Financing Rate + 1.53%
3.67%, 07/24/2028
(j)
335 320
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.71%, 09/22/2028
(j)
EUR 200 218
3 Month Euro Interbank Offered Rate +
1.25%
3.79%, 03/17/2033
(j)
$ 2,281 2,058
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(g),(j)
3,000 2,764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(g),(j)
1,500 1,402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 2,337 2,291
4.65%, 07/23/2048 50 46
4.66%, 05/24/2028
(j)
200 199
Secured Overnight Financing Rate + 1.89%
5.30%, 05/06/2044 200 195
5.88%, 02/22/2033 1,802 1,878
6.17%, 05/25/2034 687 712
Secured Overnight Financing Rate + 5.32%
6.27%, 11/17/2033
(j)
300 322
Secured Overnight Financing Rate + 2.34%
Citizens Financial Group Inc
2.64%, 09/30/2032 3,675 2,856
5.65%, 10/06/2025
(g),(h),(j)
2,100 2,049
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
5.84%, 01/23/2030 463 467
Secured Overnight Financing Rate + 4.02%
Comerica Inc
4.00%, 02/01/2029 100 92
5.98%, 01/30/2030
(j)
100 100
Secured Overnight Financing Rate + 2.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Commerzbank AG
1.50%, 08/28/2028 EUR 100 $ 103
5.13%, 01/18/2030
(j)
100 113
3 Month Euro Interbank Offered Rate +
2.40%
Commonwealth Bank of Australia
2.30%, 03/14/2025
(i)
$ 100 97
2.55%, 03/14/2027
(i)
400 376
3.74%, 09/12/2039
(i)
200 161
6.70%, 03/15/2038
(j)
AUD 200 136
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(j)
EUR 300 299
3 Month Euro Interbank Offered Rate +
1.18%
1.00%, 09/24/2026
(i),(j)
$ 3,963 3,693
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
1.25%, 03/23/2026 EUR 100 104
3.75%, 07/21/2026 $ 250 241
3.76%, 04/06/2033
(i),(j)
250 226
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.42%
4.63%, 05/23/2029 GBP 100 122
Cooperatieve Rabobank UA/NY
5.50%, 07/18/2025 $ 250 253
Credit Agricole SA
0.88%, 01/14/2032 EUR 200 177
1.00%, 09/18/2025 200 208
1.25%, 01/26/2027
(i)
$ 1,304 1,207
Secured Overnight Financing Rate + 1.78%
2.00%, 03/25/2029 EUR 200 199
3.75%, 01/22/2034 100 109
4.00%, 10/12/2026
(j)
200 218
3 Month Euro Interbank Offered Rate +
1.35%
4.00%, 01/10/2033
(i),(j)
$ 250 234
USD Swap Semi-Annual 5 Year + 1.64%
4.00%, 01/18/2033 EUR 100 113
4.88%, 10/23/2029 GBP 100 127
5.30%, 07/12/2028
(i)
$ 1,615 1,651
6.25%, 01/10/2035
(i),(j)
1,331 1,357
Secured Overnight Financing Rate + 2.67%
8.13%, 12/23/2025
(g),(i),(j),(k)
6,800 6,970
USD Swap Semi-Annual 5 Year + 6.19%
Credit Agricole SA/London
1.25%, 04/14/2026 EUR 200 207
Credit Mutuel Arkea SA
0.88%, 05/07/2027 200 200
1.25%, 06/11/2029
(j)
100 98
3 Month Euro Interbank Offered Rate +
1.50%
Credit Suisse AG/London
0.45%, 05/19/2025 200 208
Credit Suisse AG/New York NY
1.25%, 08/07/2026 $ 300 274
7.50%, 02/15/2028 873 954
Crelan SA
6.00%, 02/28/2030
(j)
EUR 100 116
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
0.98%, 09/10/2025
(i),(j)
$ 930 903
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.50%, 09/02/2030
(j)
EUR 100 103
EUR Swap Annual (VS 6 Month) 5 Year +
1.90%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S   (continued)
3.24%, 12/20/2025
(i),(j)
$ 1,099 $ 1,075
3 Month USD LIBOR + 1.59%
4.13%, 01/10/2031
(j)
EUR 100 112
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
4.38%, 05/18/2026
(g),(j),(k)
$ 3,000 2,734
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Deutsche Bank AG
1.38%, 09/03/2026
(j)
EUR 200 207
3 Month Euro Interbank Offered Rate +
1.85%
1.63%, 01/20/2027 200 204
3.75%, 01/15/2030
(j)
200 217
3 Month Euro Interbank Offered Rate +
1.25%
4.00%, 06/24/2026
(j)
GBP 200 247
SONIA Interest Rate Benchmark + 1.94%
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(j)
$ 200 188
Secured Overnight Financing Rate + 1.87%
2.55%, 01/07/2028
(j)
918 844
Secured Overnight Financing Rate + 1.32%
3.04%, 05/28/2032
(j)
150 126
Secured Overnight Financing Rate + 1.72%
3.74%, 01/07/2033
(j)
1,750 1,432
Secured Overnight Financing Rate + 2.26%
6.72%, 01/18/2029
(j)
190 198
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034 569 581
Secured Overnight Financing Rate + 7.30%
Deutsche Pfandbriefbank AG
4.38%, 08/28/2026 EUR 100 107
Development Bank of Japan Inc
1.75%, 02/18/2025
(i)
$ 1,720 1,661
DIB Sukuk Ltd
4.80%, 08/16/2028 300 298
DNB Bank ASA
0.25%, 02/23/2029
(j)
EUR 100 95
3 Month Euro Interbank Offered Rate +
0.53%
3.63%, 02/16/2027
(j)
200 217
3 Month Euro Interbank Offered Rate +
0.63%
Erste Group Bank AG
0.10%, 11/16/2028
(j)
200 191
3 Month Euro Interbank Offered Rate +
0.52%
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025
(i)
$ 200 194
5.48%, 08/16/2028 CAD 200 154
Fifth Third Bancorp
5.63%, 01/29/2032
(j)
$ 508 513
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(j)
269 280
Secured Overnight Financing Rate + 2.34%
6.36%, 10/27/2028
(j)
200 207
Secured Overnight Financing Rate + 2.19%
Fifth Third Bank NA
5.85%, 10/27/2025
(j)
768 769
Secured Overnight Financing Rate + 1.23%
First Horizon Bank
5.75%, 05/01/2030 2,995 2,901
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 300 $ 279
1.09%, 12/09/2026
(j)
$ 400 371
Secured Overnight Financing Rate + 0.79%
1.25%, 02/07/2029 EUR 100 97
1.43%, 03/09/2027
(j)
$ 300 278
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(j)
1,541 1,406
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(j)
1,235 1,018
Secured Overnight Financing Rate + 1.25%
2.62%, 04/22/2032
(j)
400 338
Secured Overnight Financing Rate + 1.28%
3.10%, 02/24/2033
(j)
250 215
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042 1,400 1,080
Secured Overnight Financing Rate + 3.03%
3.50%, 04/01/2025 200 196
3.63%, 10/29/2029
(j)
GBP 100 119
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(j)
$ 200 177
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.22%, 05/01/2029
(j)
1,242 1,202
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.39%, 06/15/2027
(j)
200 198
Secured Overnight Financing Rate + 1.51%
4.95%, 02/10/2025
(g),(h),(j)
5,000 4,880
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 300 295
5.80%, 08/10/2026
(j)
300 303
Secured Overnight Financing Rate + 1.08%
6.45%, 05/01/2036 50 55
6.56%, 10/24/2034
(j)
100 110
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 3,021 3,360
HSBC Bank Canada
3.40%, 03/24/2025 CAD 200 146
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(g),(j)
$ 5,300 6,706
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
0.31%, 11/13/2026
(j)
EUR 100 102
3 Month Euro Interbank Offered Rate +
0.82%
2.25%, 11/22/2027
(j)
$ 3,463 3,191
Secured Overnight Financing Rate + 1.10%
3.00%, 03/10/2026
(j)
200 194
Secured Overnight Financing Rate + 1.43%
3.00%, 07/22/2028
(j)
GBP 200 235
GBP Swap SA (VS 6 Month) 1 Year + 1.65%
4.04%, 03/13/2028
(j)
$ 400 386
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.18%, 12/09/2025
(j)
1,593 1,573
Secured Overnight Financing Rate + 1.51%
4.79%, 03/10/2032
(j)
EUR 100 114
3 Month Euro Interbank Offered Rate +
1.55%
5.40%, 08/11/2033
(j)
$ 200 201
Secured Overnight Financing Rate + 2.87%
5.89%, 08/14/2027
(j)
200 203
Secured Overnight Financing Rate + 1.57%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
6.16%, 03/09/2029
(j)
$ 300 $ 310
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(j)
2,250 2,389
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044 1,481 1,602
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(j)
EUR 100 115
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(j)
$ 200 208
Secured Overnight Financing Rate + 2.98%
6.80%, 06/01/2038 200 216
8.11%, 11/03/2033
(j)
600 689
Secured Overnight Financing Rate + 4.25%
8.20%, 11/16/2034
(j)
GBP 150 209
Generic Britain 5 Year Government Bond +
4.55%
HSBC USA Inc
5.63%, 03/17/2025 $ 400 402
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(g),(j)
5,085 4,573
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(g),(j)
1,000 923
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028 2,080 2,024
Secured Overnight Financing Rate + 3.30%
ING Groep NV
0.88%, 06/09/2032
(j)
EUR 100 97
Euribor Swap Rate 5 Year + 1.15%
1.40%, 07/01/2026
(i),(j)
$ 2,989 2,830
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.75%, 02/16/2031
(j)
EUR 100 97
3 Month Euro Interbank Offered Rate +
1.15%
2.00%, 09/20/2028 100 102
3.00%, 02/18/2026 GBP 100 122
3.87%, 03/28/2026
(j)
$ 200 197
Secured Overnight Financing Rate + 1.64%
4.25%, 03/28/2033
(j)
200 187
Secured Overnight Financing Rate + 2.07%
4.75%, 05/23/2034
(j)
EUR 100 115
3 Month Euro Interbank Offered Rate +
1.90%
5.00%, 02/20/2035
(j)
100 111
Euribor Swap Rate 5 Year + 2.20%
6.11%, 09/11/2034
(j)
$ 355 373
Secured Overnight Financing Rate + 2.09%
6.50%, 04/16/2025
(g),(j),(k)
2,500 2,444
USD Swap Semi-Annual 5 Year + 4.45%
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 200 215
4.00%, 09/23/2029
(i)
$ 200 184
4.38%, 08/29/2027 EUR 300 334
5.13%, 08/29/2031 100 117
6.63%, 06/20/2033
(i)
$ 200 206
7.78%, 06/20/2054
(i),(j)
1,612 1,652
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.90%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
625 609
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
0.60%, 02/17/2033
(j)
EUR 100 $ 86
3 Month Euro Interbank Offered Rate +
0.65%
0.99%, 04/28/2026
(j)
GBP 150 180
SONIA Interest Rate Benchmark + 0.68%
1.05%, 11/04/2032
(j)
EUR 200 180
3 Month Euro Interbank Offered Rate +
0.87%
1.47%, 09/22/2027
(j)
$ 300 274
Secured Overnight Financing Rate + 0.77%
2.01%, 03/13/2026
(j)
2,759 2,656
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(j)
4,332 3,860
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(j)
400 385
Secured Overnight Financing Rate + 1.85%
2.52%, 04/22/2031
(j)
300 261
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(j)
4,467 3,188
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(j)
526 441
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(j)
300 254
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.60%, 02/24/2026
(j)
200 194
Secured Overnight Financing Rate + 0.92%
3.00%, 02/19/2026 EUR 200 216
3.11%, 04/22/2041
(j)
$ 200 156
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.16%, 04/22/2042
(j)
300 233
Secured Overnight Financing Rate + 1.46%
3.33%, 04/22/2052
(j)
100 73
Secured Overnight Financing Rate + 1.58%
3.54%, 05/01/2028 792 759
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.65%, 06/01/2026
(g),(j)
7,500 6,912
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.78%, 02/01/2028
(j)
400 387
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(j)
200 176
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
4.59%, 04/26/2033
(j)
200 193
Secured Overnight Financing Rate + 1.80%
4.85%, 02/01/2044 100 97
4.91%, 07/25/2033
(j)
476 470
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 96
5.30%, 07/24/2029
(j)
400 407
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(j)
200 203
Secured Overnight Financing Rate + 1.62%
5.72%, 09/14/2033 2,412 2,486
Secured Overnight Financing Rate + 5.16%
6.25%, 10/23/2034
(j)
100 108
Secured Overnight Financing Rate + 1.81%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Jyske Bank A/S
4.63%, 04/11/2026
(j)
EUR 200 $ 218
EUR Swap Annual (VS 6 Month) 1 Year +
2.10%
KBC Group NV
4.38%, 11/23/2027
(j)
100 110
3 Month Euro Interbank Offered Rate +
1.70%
4.50%, 06/06/2026
(j)
200 218
3 Month Euro Interbank Offered Rate +
0.95%
4.75%, 04/17/2035
(j)
100 109
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
5.80%, 01/19/2029
(i),(j)
$ 200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
KeyBank NA/Cleveland OH
3.40%, 05/20/2026 1,046 988
4.90%, 08/08/2032 476 427
KeyCorp
2.25%, 04/06/2027 100 90
2.55%, 10/01/2029 200 172
KeyCorp Capital III
7.75%, 07/15/2029 795 799
Lloyds Bank Corporate Markets PLC
2.38%, 04/09/2026 EUR 300 318
Lloyds Banking Group PLC
1.99%, 12/15/2031
(j)
GBP 100 114
Generic Britain 5 Year Government Bond +
1.60%
2.00%, 04/12/2028
(j)
100 115
Generic Britain 1 Year Government Bond +
1.18%
5.68%, 01/05/2035
(j)
$ 626 634
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029 953 974
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.40%
7.50%, 09/27/2025
(g),(j),(k)
300 293
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(j)
200 227
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(g),(j),(k)
4,500 4,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
Luminor Bank AS/Estonia
0.54%, 09/23/2026
(j)
EUR 100 101
3 Month Euro Interbank Offered Rate +
0.87%
7.25%, 01/16/2026
(j)
1,500 1,654
3 Month Euro Interbank Offered Rate +
3.97%
M&T Bank Corp
3.50%, 09/01/2026
(g),(j)
$ 3,000 2,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(g),(h),(j)
1,000 952
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.05%, 01/27/2034
(j)
100 94
Secured Overnight Financing Rate + 1.85%
7.41%, 10/30/2029
(j)
423 456
Secured Overnight Financing Rate + 2.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Macquarie Bank Ltd
3.62%, 06/03/2030
(i)
$ 200 $ 176
5.21%, 06/15/2026
(i)
200 201
Macquarie Group Ltd
3.76%, 11/28/2028
(i),(j)
100 94
3 Month USD LIBOR + 1.37%
5.49%, 11/09/2033
(i),(j)
100 101
Secured Overnight Financing Rate + 2.87%
mBank SA
8.38%, 09/11/2027
(j)
EUR 1,000 1,140
3 Month Euro Interbank Offered Rate +
4.90%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(j)
100 97
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 193
1.54%, 07/20/2027
(j)
$ 400 368
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
2.19%, 02/25/2025 267 259
4.79%, 07/18/2025
(j)
1,386 1,380
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.24%, 04/19/2029
(j)
400 406
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.41%, 04/19/2034
(j)
300 308
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
Mizuho Financial Group Inc
0.21%, 10/07/2025 EUR 200 205
1.98%, 09/08/2031
(j)
$ 300 246
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
2.56%, 09/13/2025
(h),(j)
930 913
CME Term Secured Overnight Financing
Rate 3 Month + 1.36%
2.56%, 09/13/2031 1,843 1,505
4.16%, 05/20/2028 EUR 300 332
5.67%, 05/27/2029
(j)
$ 200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(j)
2,359 2,422
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 10/26/2029
(j)
EUR 200 187
3 Month Euro Interbank Offered Rate +
0.87%
0.99%, 12/10/2026
(j)
$ 200 185
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(j)
818 790
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027 2,518 2,311
Secured Overnight Financing Rate + 1.72%
1.59%, 05/04/2027
(j)
712 659
Secured Overnight Financing Rate + 0.88%
2.48%, 09/16/2036
(j)
344 275
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(j)
200 167
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(j)
1,481 1,150
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 3,239 3,096
3 Month USD LIBOR + 1.34%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.62%, 04/01/2031 $ 807 $ 745
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 195
4.00%, 07/23/2025 300 296
4.68%, 07/17/2026
(j)
465 462
Secured Overnight Financing Rate + 1.67%
4.81%, 10/25/2028
(j)
EUR 300 339
3 Month Euro Interbank Offered Rate +
1.76%
5.16%, 04/20/2029
(j)
$ 400 403
Secured Overnight Financing Rate + 1.59%
5.30%, 04/20/2037 1,603 1,572
Secured Overnight Financing Rate + 5.24%
5.42%, 07/21/2034
(j)
250 253
Secured Overnight Financing Rate + 1.88%
5.60%, 03/24/2051
(j)
350 376
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(j)
GBP 100 133
SONIA Interest Rate Benchmark + 2.25%
6.63%, 11/01/2034
(j)
$ 100 111
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 300
National Australia Bank Ltd
1.25%, 05/18/2026 EUR 100 104
1.70%, 09/15/2031
(j)
GBP 100 113
Generic Britain 5 Year Government Bond +
1.40%
2.13%, 05/24/2028 EUR 100 104
2.33%, 08/21/2030
(i)
$ 250 206
3.52%, 06/12/2030
(j)
CAD 200 143
Canadian Dollar Offered Rate 3 Month +
1.58%
4.20%, 05/12/2026 AUD 200 130
National Australia Bank Ltd/New York
5.20%, 05/13/2025 $ 250 251
National Bank of Canada
5.30%, 11/03/2025 CAD 200 150
5.43%, 08/16/2032
(j)
100 75
Canadian Overnight Repo Rate Average +
2.32%
National Securities Clearing Corp
1.50%, 04/23/2025
(i)
$ 300 288
NatWest Group PLC
1.64%, 06/14/2027
(j)
1,419 1,304
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(j)
GBP 100 113
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(j)
$ 3,341 2,808
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.07%, 05/22/2028
(j)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%
3.62%, 03/29/2029
(j)
GBP 100 119
Generic Britain 1 Year Government Bond +
2.10%
4.77%, 02/16/2029
(j)
EUR 100 112
3 Month Euro Interbank Offered Rate +
1.83%
5.76%, 02/28/2034
(j)
100 113
EUR Swap Annual (VS 6 Month) 5 Year +
2.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC   (continued)
6.02%, 03/02/2034
(j)
$ 200 $ 209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
NatWest Markets PLC
0.13%, 11/12/2025 EUR 200 204
Nordea Bank Abp
0.50%, 05/14/2027 200 200
2.88%, 08/24/2032 100 104
4.38%, 09/06/2026
(j)
100 109
3 Month Euro Interbank Offered Rate +
0.68%
5.38%, 09/22/2027
(i)
$ 1,170 1,189
Northern Trust Corp
3.15%, 05/03/2029 100 94
Nova Kreditna Banka Maribor dd
7.38%, 06/29/2026
(j)
EUR 300 334
3 Month Euro Interbank Offered Rate +
3.50%
Nykredit Realkredit AS
4.00%, 07/17/2028 200 218
Oldenburgische Landesbank AG
5.63%, 02/02/2026 100 109
OP Corporate Bank PLC
0.25%, 03/24/2026 150 151
0.38%, 06/16/2028 100 95
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(j)
$ 200 166
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 300 284
3.40%, 09/15/2026
(g),(j)
5,000 4,304
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.63%, 06/06/2033
(j)
100 94
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(j)
100 98
Secured Overnight Financing Rate + 1.93%
6.20%, 09/15/2027
(g),(j)
500 490
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(g),(j)
1,800 1,710
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(j)
EUR 100 90
Euribor Swap Rate 5 Year + 1.60%
4.75%, 01/26/2027
(j)
200 219
3 Month Euro Interbank Offered Rate +
1.95%
Raiffeisenbank AS
7.13%, 01/19/2026
(j)
1,600 1,746
3 Month Euro Interbank Offered Rate +
3.93%
Raiffeisenbank Austria dd/Croatia
7.88%, 06/05/2027
(j)
1,300 1,485
3 Month Euro Interbank Offered Rate +
4.38%
Regions Bank/Birmingham AL
6.45%, 06/26/2037 $ 508 521
Regions Financial Corp
2.25%, 05/18/2025 100 96
5.75%, 06/15/2025
(g),(h),(j)
1,000 981
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037
(h)
1,132 1,294

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada
1.40%, 11/02/2026 $ 300 $ 274
2.13%, 04/26/2029 EUR 100 102
2.14%, 11/03/2031
(j)
CAD 200 138
Canadian Dollar Offered Rate 3 Month +
0.61%
2.94%, 05/03/2032
(j)
150 105
Canadian Dollar Offered Rate 3 Month +
0.76%
3.37%, 09/29/2025 200 145
4.63%, 05/01/2028 200 149
4.95%, 04/25/2025 $ 200 200
5.20%, 07/20/2026 200 202
5.34%, 06/23/2026 CAD 200 151
Santander Holdings USA Inc
3.24%, 10/05/2026 $ 100 94
6.57%, 06/12/2029
(j)
100 104
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(j)
200 207
Secured Overnight Financing Rate + 2.60%
Skandinaviska Enskilda Banken AB
3.75%, 02/07/2028 EUR 400 435
Societe Generale SA
0.50%, 06/12/2029
(j)
200 188
3 Month Euro Interbank Offered Rate +
0.95%
1.13%, 06/30/2031
(j)
200 200
EUR Swap Annual (VS 6 Month) 5 Year +
1.60%
2.63%, 05/30/2029 200 210
3.63%, 03/01/2041
(i)
$ 900 629
5.63%, 06/02/2033 EUR 100 115
6.45%, 01/12/2027
(i),(j)
$ 200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
6.69%, 01/10/2034
(i),(j)
200 210
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.95%
7.13%, 01/19/2055
(i),(j)
544 542
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.95%
8.00%, 09/29/2025
(g),(i),(j),(k)
2,000 2,007
USD Swap Rate NY 5 Year + 5.87%
10.00%, 11/14/2028
(g),(i),(j),(k)
200 213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
1.46%, 01/14/2027
(i),(j)
300 276
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.27%, 02/18/2036
(i),(j)
200 167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(g),(j),(k)
3,725 3,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(j)
EUR 100 113
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
6.17%, 01/09/2027
(i),(j)
$ 200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC   (continued)
6.19%, 07/06/2027
(i)
$ 1,075 $ 1,093
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.70%
State Street Corp
4.14%, 12/03/2029
(j)
200 194
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 101
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 200 190
1.55%, 06/15/2026 EUR 200 207
5.72%, 09/14/2028 $ 400 413
5.81%, 09/14/2033 200 211
5.88%, 07/13/2026 200 204
6.18%, 07/13/2043 100 113
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(i)
200 188
Svenska Handelsbanken AB
0.13%, 11/03/2026 EUR 200 199
2.63%, 09/05/2029 100 105
5.00%, 03/02/2028 AUD 300 198
Swedbank AB
0.20%, 01/12/2028 EUR 200 189
1.54%, 11/16/2026
(i)
$ 2,005 1,835
3.36%, 04/04/2025
(i)
200 196
Synovus Bank/Columbus GA
5.63%, 02/15/2028 555 545
TC Ziraat Bankasi AS
9.50%, 08/01/2026 1,775 1,866
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(j)
1,540 1,418
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 300 277
2.00%, 09/10/2031 100 83
2.55%, 08/03/2027 EUR 300 316
2.67%, 09/09/2025 CAD 200 144
3.20%, 03/10/2032 $ 100 88
4.48%, 01/18/2028 CAD 200 148
4.68%, 01/08/2029 200 149
5.26%, 12/11/2026 $ 785 798
5.42%, 07/10/2026 CAD 300 227
8.13%, 10/31/2082
(j)
$ 1,300 1,350
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Bank
1.50%, 03/10/2025 250 240
Truist Financial Corp
3.88%, 03/19/2029 100 94
4.12%, 06/06/2028
(j)
200 195
Secured Overnight Financing Rate + 1.37%
4.80%, 09/01/2024
(g),(h),(j)
5,000 4,772
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.87%, 01/26/2029
(j)
100 99
Secured Overnight Financing Rate + 1.44%
4.92%, 07/28/2033
(j)
891 838
Secured Overnight Financing Rate + 2.24%
4.95%, 09/01/2025
(g),(j)
1,000 974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.12%, 01/26/2034
(j)
713 694
Secured Overnight Financing Rate + 1.85%
5.71%, 01/24/2035 526 535
Secured Overnight Financing Rate + 3.84%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp   (continued)
5.90%, 10/28/2026
(j)
$ 200 $ 202
Secured Overnight Financing Rate + 1.63%
UBS AG/London
1.25%, 06/01/2026 300 276
UBS Group AG
0.25%, 01/29/2026
(j)
EUR 200 208
Euribor Swap Rate 1 Year + 0.55%
0.25%, 11/05/2028
(j)
200 191
EUR Swap Annual (VS 6 Month) 1 Year +
0.77%
0.88%, 11/03/2031 200 175
1.00%, 06/24/2027
(j)
200 203
Euribor Swap Rate 1 Year + 1.05%
1.49%, 08/10/2027
(i)
$ 1,785 1,621
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
1.88%, 11/03/2029
(j)
GBP 200 221
SONIA Interest Rate Benchmark + 0.96%
3.87%, 01/12/2029
(i),(j)
$ 400 379
3 Month USD LIBOR + 1.41%
4.63%, 03/17/2028
(j)
EUR 200 222
Euribor Swap Rate 1 Year + 1.15%
4.75%, 05/12/2028
(i),(j)
$ 1,513 1,491
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
4.88%, 05/15/2045 250 241
4.99%, 08/05/2033
(i),(j)
200 194
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.40%
5.43%, 02/08/2030
(i),(j)
1,158 1,167
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
5.71%, 01/12/2027
(i),(j)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
6.88%, 08/07/2025
(g),(j),(k)
3,000 2,964
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(g),(j),(k)
3,000 2,989
USD Swap Semi-Annual 5 Year + 4.87%
9.02%, 11/15/2033
(i),(j)
330 406
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
0.85%, 01/19/2031 EUR 200 178
1.25%, 06/16/2026
(j)
200 209
3 Month Euro Interbank Offered Rate +
1.60%
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 131
US Bancorp
1.38%, 07/22/2030 $ 100 81
2.22%, 01/27/2028
(j)
447 412
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(j)
4,316 3,386
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 200 181
3.70%, 01/15/2027
(g),(j)
10,000 8,622
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.73%, 10/21/2026
(j)
200 202
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(j)
200 206
Secured Overnight Financing Rate + 2.26%
Wachovia Corp
5.50%, 08/01/2035 100 102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
1.00%, 02/02/2027 EUR 400 $ 403
2.50%, 05/02/2029 GBP 100 112
2.57%, 02/11/2031
(j)
$ 818 712
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(j)
551 491
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 2,146 1,628
Secured Overnight Financing Rate + 5.06%
3.53%, 03/24/2028
(j)
400 383
Secured Overnight Financing Rate + 1.51%
3.90%, 05/01/2045 100 84
3.90%, 03/15/2026
(g),(j)
4,000 3,748
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.15%, 01/24/2029 200 194
4.17%, 04/28/2026
(j)
CAD 200 147
Canadian Dollar Offered Rate 3 Month +
1.07%
4.30%, 07/22/2027 $ 4,585 4,507
4.48%, 04/04/2031
(j)
200 194
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(j)
250 224
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 100 89
5.39%, 04/24/2034
(j)
913 921
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(j)
377 384
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(j)
200 204
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(j)
300 307
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 864 869
Wells Fargo Bank NA
5.45%, 08/07/2026 400 406
5.55%, 08/01/2025 400 404
6.60%, 01/15/2038 250 280
Westpac Banking Corp
2.35%, 02/19/2025 200 195
2.96%, 11/16/2040 150 105
3.02%, 11/18/2036
(j)
100 83
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.70%, 01/16/2026 EUR 200 218
4.60%, 02/16/2026 AUD 300 197
5.46%, 11/18/2027 $ 200 206
Westpac Securities NZ Ltd/London
0.43%, 12/14/2026 EUR 150 149
Yapi ve Kredi Bankasi AS
9.25%, 01/17/2034
(i),(j)
$ 1,525 1,531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.28%
Zions Bancorp NA
3.25%, 10/29/2029 4,002 3,334
$ 393,927
Beverages - 0.41%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 130 128
4.90%, 02/01/2046 2,288 2,224
Anheuser-Busch InBev SA/NV
2.70%, 03/31/2026 EUR 200 214
2.75%, 03/17/2036 200 205
2.88%, 04/02/2032 100 106

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 400 $ 371
5.45%, 01/23/2039 100 105
5.55%, 01/23/2049 200 212
5.80%, 01/23/2059 100 110
Asahi Group Holdings Ltd
1.15%, 09/19/2025 EUR 100 104
Bacardi Ltd / Bacardi-Martini BV
5.90%, 06/15/2043
(i)
$ 150 152
CCEP Finance Ireland DAC
0.00%, 09/06/2025
(d)
EUR 200 205
1.50%, 05/06/2041 100 79
Coca-Cola Co/The
0.50%, 03/09/2033 100 86
0.95%, 05/06/2036 100 83
1.50%, 03/05/2028 $ 200 180
1.65%, 06/01/2030 200 170
2.25%, 01/05/2032 200 172
2.50%, 03/15/2051 100 65
Constellation Brands Inc
4.35%, 05/09/2027 530 525
4.90%, 05/01/2033 200 199
Diageo Capital PLC
2.00%, 04/29/2030 400 346
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 103
2.75%, 06/08/2038 GBP 100 99
Heineken NV
1.50%, 10/03/2029 EUR 100 100
1.75%, 03/17/2031 100 99
2.88%, 08/04/2025 200 215
JDE Peet's NV
0.63%, 02/09/2028 100 97
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 79
4.05%, 04/15/2032 150 142
Molson Coors Beverage Co
3.00%, 07/15/2026 200 192
PepsiCo Inc
0.88%, 07/18/2028 EUR 200 199
2.25%, 03/19/2025 $ 1,256 1,221
2.63%, 10/21/2041 100 74
3.00%, 10/15/2027 400 382
3.38%, 07/29/2049 300 233
3.60%, 02/18/2028 639 623
3.90%, 07/18/2032 705 677
4.00%, 03/05/2042 344 310
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 100
3.75%, 09/15/2033 100 111
$ 11,097
Biotechnology - 0.32%
Amgen Inc
2.80%, 08/15/2041 $ 1,573 1,139
3.15%, 02/21/2040 502 391
4.40%, 05/01/2045 325 287
4.66%, 06/15/2051 200 179
5.25%, 03/02/2025 100 100
5.25%, 03/02/2033 620 632
5.50%, 12/07/2026 GBP 100 129
5.60%, 03/02/2043 $ 400 411
5.65%, 03/02/2053 615 634
5.75%, 03/02/2063 851 877
Biogen Inc
3.15%, 05/01/2050 100 68
4.05%, 09/15/2025 200 197
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
CSL Finance PLC
4.63%, 04/27/2042
(i)
$ 100 $ 94
4.75%, 04/27/2052
(i)
597 561
Gilead Sciences Inc
4.15%, 03/01/2047 300 260
5.25%, 10/15/2033 200 208
5.55%, 10/15/2053 615 653
Regeneron Pharmaceuticals Inc
2.80%, 09/15/2050 722 468
Royalty Pharma PLC
2.15%, 09/02/2031 1,583 1,290
2.20%, 09/02/2030 100 84
3.35%, 09/02/2051 100 67
$ 8,729
Building Materials - 0.60%
Aliaxis Finance SA
0.88%, 11/08/2028 EUR 100 93
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(h),(i)
$ 1,880 1,931
Carrier Global Corp
3.38%, 04/05/2040 1,402 1,125
3.58%, 04/05/2050 100 77
5.90%, 03/15/2034
(i)
304 325
Cie de Saint-Gobain SA
2.38%, 10/04/2027 EUR 100 106
3.50%, 01/18/2029 100 110
CRH SMW Finance DAC
4.25%, 07/11/2035 100 113
Eco Material Technologies Inc
7.88%, 01/31/2027
(i)
$ 3,650 3,648
Fortune Brands Innovations Inc
4.00%, 06/15/2025 200 197
Heidelberg Materials Finance Luxembourg SA
1.63%, 04/07/2026 EUR 200 209
Holcim Finance Luxembourg SA
0.50%, 11/29/2026 300 302
Johnson Controls International PLC
4.25%, 05/23/2035 100 114
Johnson Controls International PLC / Tyco Fire &
Security Finance SCA
1.75%, 09/15/2030 $ 200 166
Lennox International Inc
5.50%, 09/15/2028 1,581 1,620
Martin Marietta Materials Inc
2.40%, 07/15/2031 808 682
Mohawk Capital Finance SA
1.75%, 06/12/2027 EUR 100 103
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(h),(i)
$ 3,510 3,398
Owens Corning
3.40%, 08/15/2026 100 96
3.95%, 08/15/2029 100 95
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
1,425 1,393
Trane Technologies Financing Ltd
3.80%, 03/21/2029 150 145
5.25%, 03/03/2033 100 103
Vulcan Materials Co
3.50%, 06/01/2030 100 93
$ 16,244
Chemicals - 0.59%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 90
Air Products and Chemicals Inc
2.70%, 05/15/2040 $ 150 113
Akzo Nobel NV
2.00%, 03/28/2032 EUR 100 96

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Albemarle Corp
5.05%, 06/01/2032 $ 100 $ 97
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(i)
875 581
BASF SE
0.88%, 05/22/2025 EUR 200 210
4.50%, 03/08/2035 100 116
Bayport Polymers LLC
5.14%, 04/14/2032
(i)
$ 100 91
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
528 418
7.25%, 02/13/2033
(i)
235 210
Celanese US Holdings LLC
5.34%, 01/19/2029 EUR 100 113
6.17%, 07/15/2027 $ 150 154
CF Industries Inc
5.38%, 03/15/2044 1,581 1,526
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.40%, 12/01/2026
(i)
200 192
Dow Chemical Co/The
1.13%, 03/15/2032 EUR 100 90
4.38%, 11/15/2042 $ 200 175
4.80%, 05/15/2049 100 90
DuPont de Nemours Inc
5.32%, 11/15/2038 150 151
Eastman Chemical Co
5.75%, 03/08/2033
(h)
978 1,007
Ecolab Inc
2.70%, 12/15/2051 1,382 916
3.95%, 12/01/2047 100 86
5.25%, 01/15/2028 812 834
FMC Corp
5.15%, 05/18/2026 150 150
International Flavors & Fragrances Inc
4.38%, 06/01/2047 150 116
LANXESS AG
0.00%, 09/08/2027
(d)
EUR 200 189
Linde Inc/CT
3.20%, 01/30/2026 $ 200 195
Linde PLC
0.38%, 09/30/2033 EUR 100 84
1.00%, 03/31/2027 300 307
LYB International Finance BV
4.88%, 03/15/2044 $ 150 138
Nutrien Ltd
2.95%, 05/13/2030 250 225
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031 200 165
RPM International Inc
2.95%, 01/15/2032 440 378
4.55%, 03/01/2029 942 923
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
2,675 2,720
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 83
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(i)
1,775 1,840
Westlake Corp
3.38%, 08/15/2061 1,263 815
4.38%, 11/15/2047 100 83
Yara International ASA
4.75%, 06/01/2028
(i)
200 196
$ 15,963
Coal - 0.12%
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
3,275 2,958
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Coal (continued)
Teck Resources Ltd
3.90%, 07/15/2030 $ 250 $ 233
$ 3,191
Commercial Mortgage Backed Securities - 1.96%
BANK 2018-BNK10
1.87%, 02/15/2061
(i),(l),(m)
31,334 1,871
BANK 2018-BNK12
1.54%, 05/15/2061
(i),(l),(m)
18,728 957
BANK 2019-BNK16
1.99%, 02/15/2052
(i),(l),(m)
13,120 1,001
BANK 2019-BNK17
1.74%, 04/15/2052
(i),(l),(m)
11,541 798
BANK 2019-BNK19
1.16%, 08/15/2061
(i),(l),(m)
17,014 763
BANK 2019-BNK22
1.08%, 11/15/2062
(i),(l),(m)
18,082 834
BANK 2019-BNK24
1.13%, 11/15/2062
(i),(l),(m)
26,932 1,331
BANK 2020-BNK25
2.50%, 01/15/2063
(i)
1,550 1,026
BANK 2021-BNK35
1.50%, 06/15/2064
(i),(l),(m)
7,000 568
1.77%, 06/15/2064
(i),(m)
3,301 1,149
1.77%, 06/15/2064
(i),(m)
3,707 1,577
BANK 2021-BNK38
0.82%, 12/15/2064
(i),(l),(m)
10,388 463
BANK 2022-BNK40
1.01%, 03/15/2064
(i),(l),(m)
7,663 429
Barclays Commercial Mortgage Trust 2019-C3
1.93%, 05/15/2052
(i),(l),(m)
6,117 475
Barclays Commercial Mortgage Trust 2019-C4
1.30%, 08/15/2052
(i),(l),(m)
13,091 683
Barclays Commercial Mortgage Trust 2019-C5
1.48%, 11/15/2052
(i),(l),(m)
14,866 898
BBCMS Mortgage Trust 2020-C6
1.31%, 02/15/2053
(i),(l),(m)
7,424 448
Benchmark 2018-B7 Mortgage Trust
2.00%, 05/15/2053
(i),(l),(m)
16,962 1,302
Benchmark 2019-B10 Mortgage Trust
2.01%, 03/15/2062
(i),(l),(m)
12,985 1,052
Benchmark 2019-B11 Mortgage Trust
1.64%, 05/15/2052
(i),(l),(m)
13,924 880
Benchmark 2019-B12 Mortgage Trust
1.23%, 08/15/2052
(i),(l),(m)
13,870 683
Benchmark 2019-B14 Mortgage Trust
1.40%, 12/15/2062
(i),(l),(m)
14,908 897
Benchmark 2019-B15 Mortgage Trust
1.09%, 12/15/2072
(i),(l),(m)
24,552 1,131
Benchmark 2020-B17 Mortgage Trust
1.53%, 03/15/2053
(i),(l),(m)
12,580 835
Benchmark 2021-B31 Mortgage Trust
1.26%, 12/15/2054
(i),(l),(m)
15,995 1,120
Benchmark 2022-B32 Mortgage Trust
1.64%, 01/15/2055
(i),(l),(m)
13,067 1,145
Benchmark 2022-B33 Mortgage Trust
1.74%, 03/15/2055
(i),(l),(m)
10,960 1,001
Benchmark 2022-B34 Mortgage Trust
1.96%, 04/15/2055
(i),(l),(m)
7,270 828
Cantor Commercial Real Estate Lending 2019-CF2
1.57%, 11/15/2052
(i),(l),(m)
10,105 654
Cantor Commercial Real Estate Lending 2019-CF3
1.22%, 01/15/2053
(i),(l),(m)
11,514 620
Citigroup Commercial Mortgage Trust 2019-C7
1.33%, 12/15/2072
(i),(l),(m)
15,766 907
Citigroup Commercial Mortgage Trust 2019-GC41
0.97%, 08/10/2056
(i),(l),(m)
13,007 488

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2019-GC43
0.74%, 11/10/2052
(i),(l),(m)
$ 11,280 $ 339
0.74%, 11/10/2052
(i),(l),(m)
2,528 72
0.74%, 11/10/2052
(i),(l),(m)
1,750 49
3.00%, 11/10/2052
(i)
5,000 2,985
3.00%, 11/10/2052
(i)
1,750 618
Citigroup Commercial Mortgage Trust 2020-GC46
1.19%, 02/15/2053
(i),(l),(m)
21,133 1,111
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(i),(l),(m)
44,717 36
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(i),(l),(m)
15,800 931
Freddie Mac Multifamily Structured Pass Through
Certificates
1.55%, 01/25/2043
(l),(m)
79,054 1,059
GS Mortgage Securities Trust 2014-GC26
1.35%, 11/10/2047
(i),(l),(m)
29,811 218
GS Mortgage Securities Trust 2018-GS10
1.55%, 07/10/2051
(i),(l),(m)
8,017 459
GS Mortgage Securities Trust 2018-GS9
1.50%, 03/10/2051
(i),(l),(m)
8,353 398
GS Mortgage Securities Trust 2019-GC40
1.29%, 07/10/2052
(i),(l),(m)
16,500 858
GS Mortgage Securities Trust 2019-GSA1
1.13%, 11/10/2052
(i),(l),(m)
21,600 1,045
GS Mortgage Securities Trust 2020-GC45
0.80%, 02/13/2053
(i),(l),(m)
25,009 837
JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC17
5.49%, 12/12/2043
(m)
4,010 2,810
JPMCC Commercial Mortgage Securities Trust
2019-COR4
2.18%, 03/10/2052
(i),(l),(m)
18,869 1,576
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.93%, 06/13/2052
(i),(l),(m)
8,500 658
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.53%, 02/15/2048
(i),(l),(m)
41,500 382
Morgan Stanley Capital I Trust 2018-H3
2.01%, 07/15/2051
(i),(l),(m)
7,682 510
Morgan Stanley Capital I Trust 2019-H6
1.73%, 06/15/2052
(i),(l),(m)
4,693 311
Morgan Stanley Capital I Trust 2019-L3
1.27%, 11/15/2052
(i),(l),(m)
15,090 810
Morgan Stanley Capital I Trust 2020-L4
1.29%, 02/15/2053
(i),(l),(m)
13,626 791
UBS Commercial Mortgage Trust
1.90%, 10/15/2052
(i),(l),(m)
12,767 1,037
UBS Commercial Mortgage Trust 2019-C18
1.57%, 12/15/2052
(i),(l),(m)
11,574 787
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.53%, 05/15/2048
(l),(m)
24,936 111
Wells Fargo Commercial Mortgage Trust 2017-C42
1.70%, 12/15/2050
(i),(l),(m)
20,343 1,043
Wells Fargo Commercial Mortgage Trust 2018-C44
1.98%, 05/15/2051
(i),(l),(m)
8,022 511
Wells Fargo Commercial Mortgage Trust 2019-C49
2.30%, 03/15/2052
(i),(l),(m)
4,336 383
Wells Fargo Commercial Mortgage Trust 2019-C53
1.56%, 10/15/2052
(i),(l),(m)
8,777 599
Wells Fargo Commercial Mortgage Trust 2019-C54
1.49%, 12/15/2052
(i),(l),(m)
6,363 418
Wells Fargo Commercial Mortgage Trust 2021-C61
1.52%, 11/15/2054
(i),(l),(m)
9,132 773
$ 53,339
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 1.49%
Abertis Infraestructuras SA
4.13%, 01/31/2028 EUR 100 $ 111
4.13%, 08/07/2029 100 111
Adani Ports & Special Economic Zone Ltd
4.00%, 07/30/2027 $ 200 183
ALD SA
4.75%, 10/13/2025 EUR 200 220
AMN Healthcare Inc
4.63%, 10/01/2027
(i)
$ 1,925 1,835
APRR SA
1.25%, 01/18/2028 EUR 300 304
Arval Service Lease SA/France
4.00%, 09/22/2026 200 218
Ashtead Capital Inc
5.55%, 05/30/2033
(i)
$ 200 198
ASTM SpA
1.00%, 11/25/2026 EUR 200 201
Automatic Data Processing Inc
3.38%, 09/15/2025 $ 100 98
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 EUR 100 103
2.75%, 09/02/2032 100 104
Autostrade per l'Italia SpA
2.00%, 01/15/2030 100 96
5.13%, 06/14/2033 100 114
Block Financial LLC
3.88%, 08/15/2030 $ 100 92
Cintas Corp No 2
3.45%, 05/01/2025 200 196
Duke University
2.76%, 10/01/2050 100 70
Edenred SE
3.63%, 12/13/2026 EUR 100 109
Equifax Inc
5.10%, 06/01/2028 $ 200 202
ERAC USA Finance LLC
4.90%, 05/01/2033
(i)
200 200
Ford Foundation/The
2.82%, 06/01/2070 1,405 878
Global Payments Inc
2.90%, 11/15/2031 200 170
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031
(i)
720 748
Holding d'Infrastructures de Transport SASU
1.63%, 09/18/2029 EUR 100 97
ISS Global A/S
0.88%, 06/18/2026 100 101
Massachusetts Institute of Technology
3.07%, 04/01/2052 $ 100 75
Moody's Corp
2.75%, 08/19/2041 100 73
3.75%, 03/24/2025 200 197
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 107
4.88%, 01/17/2043 100 120
PayPal Holdings Inc
2.65%, 10/01/2026 $ 300 285
5.05%, 06/01/2052 100 99
President and Fellows of Harvard College
2.52%, 10/15/2050 100 67
3.75%, 11/15/2052 100 85
PROG Holdings Inc
6.00%, 11/15/2029
(i)
4,500 4,110
Quanta Services Inc
2.35%, 01/15/2032 928 757
2.90%, 10/01/2030 867 761
3.05%, 10/01/2041 805 575

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
RELX Finance BV
0.50%, 03/10/2028 EUR 100 $ 98
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 110
S&P Global Inc
2.70%, 03/01/2029 $ 983 905
3.70%, 03/01/2052 100 80
4.75%, 08/01/2028 300 305
Service Corp International/US
4.00%, 05/15/2031 425 378
Sotheby's
7.38%, 10/15/2027
(h),(i)
6,650 6,391
Thomas Jefferson University
3.85%, 11/01/2057 100 76
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 106
4.56%, 11/14/2028 CAD 100 73
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 56
Triton Container International Ltd
2.05%, 04/15/2026
(i)
$ 2,959 2,726
3.15%, 06/15/2031
(i)
1,903 1,529
Trustees of Princeton University/The
2.52%, 07/01/2050 200 137
University of Miami
4.06%, 04/01/2052 100 85
Upbound Group Inc
6.38%, 02/15/2029
(h),(i)
4,575 4,362
Verisk Analytics Inc
4.00%, 06/15/2025 200 197
VT Topco Inc
8.50%, 08/15/2030
(i)
3,200 3,344
Wand NewCo 3 Inc
7.63%, 01/30/2032
(i)
4,135 4,270
ZipRecruiter Inc
5.00%, 01/15/2030
(i)
1,325 1,180
$ 40,478
Computers - 0.87%
Apple Inc
0.70%, 02/08/2026 200 186
1.38%, 05/24/2029 EUR 200 202
1.40%, 08/05/2028 $ 2,178 1,932
1.65%, 02/08/2031 200 168
2.45%, 08/04/2026 300 286
2.65%, 05/11/2050 1,153 779
2.70%, 08/05/2051 581 393
2.85%, 08/05/2061 200 135
3.00%, 06/20/2027 1,874 1,801
3.35%, 08/08/2032 200 186
3.45%, 02/09/2045 200 165
3.95%, 08/08/2052 765 656
4.15%, 05/10/2030 200 200
4.45%, 05/06/2044 200 193
ASGN Inc
4.63%, 05/15/2028
(i)
2,075 1,962
Booz Allen Hamilton Inc
5.95%, 08/04/2033 357 375
Capgemini SE
1.13%, 06/23/2030 EUR 100 96
2.00%, 04/15/2029 100 103
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 1,422 1,080
5.75%, 02/01/2033 300 315
8.10%, 07/15/2036 1,163 1,434
DXC Capital Funding DAC
0.95%, 09/15/2031 EUR 100 85
Fortinet Inc
1.00%, 03/15/2026 $ 200 184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 $ 1,610 $ 1,504
4.90%, 10/15/2025 150 149
5.25%, 07/01/2028
(h)
1,418 1,441
HP Inc
1.45%, 06/17/2026 300 276
5.50%, 01/15/2033 100 102
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 95
2.20%, 02/09/2027 $ 200 187
3.38%, 02/06/2027 EUR 200 218
3.43%, 02/09/2052 $ 200 148
4.00%, 02/06/2043 EUR 100 112
4.50%, 02/06/2026 $ 300 299
4.88%, 02/06/2038 GBP 100 122
5.10%, 02/06/2053 $ 100 98
KBR Inc
4.75%, 09/30/2028
(i)
2,125 1,960
Kyndryl Holdings Inc
4.10%, 10/15/2041 100 76
Leidos Inc
4.38%, 05/15/2030 1,106 1,060
5.75%, 03/15/2033 634 654
Lenovo Group Ltd
3.42%, 11/02/2030 200 177
Presidio Holdings Inc
8.25%, 02/01/2028
(i)
2,050 2,033
Western Digital Corp
2.85%, 02/01/2029 100 86
$ 23,713
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031 200 168
3.20%, 07/30/2046 100 76
$ 244
Cosmetics & Personal Care - 0.29%
Estee Lauder Cos Inc/The
4.38%, 05/15/2028 814 812
5.15%, 05/15/2053 100 100
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 95
Haleon UK Capital PLC
3.13%, 03/24/2025 $ 1,160 1,135
Haleon US Capital LLC
3.38%, 03/24/2027 250 241
3.63%, 03/24/2032 1,810 1,667
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
15,607 —
Kenvue Inc
4.90%, 03/22/2033 967 986
5.10%, 03/22/2043 200 205
L'Oreal SA
3.13%, 05/19/2025 EUR 200 216
Procter & Gamble Co/The
1.38%, 05/03/2025 GBP 200 243
3.25%, 08/02/2026 EUR 200 218
3.95%, 01/26/2028 $ 1,233 1,229
4.05%, 01/26/2033 200 197
Unilever Capital Corp
5.00%, 12/08/2033 200 205
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 300 294
$ 7,843
Credit Card Asset Backed Securities - 0.17%
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 $ 3,000 2,904

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Citibank Credit Card Issuance Trust
6.07%, 04/22/2026 $ 1,685 $ 1,687
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
$ 4,591
Distribution & Wholesale - 0.05%
Ferguson Finance PLC
4.50%, 10/24/2028
(i)
200 198
Ritchie Bros Holdings Inc
7.75%, 03/15/2031
(i)
925 975
Sumitomo Corp
1.55%, 07/06/2026 200 184
$ 1,357
Diversified Financial Services - 3.68%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 150 129
3.85%, 10/29/2041 150 120
6.50%, 07/15/2025 400 406
Air Lease Corp
5.30%, 02/01/2028 150 151
5.85%, 12/15/2027 200 204
Ally Financial Inc
4.70%, 05/15/2026
(g),(j)
1,500 1,216
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.75%, 06/09/2027 300 292
6.70%, 02/14/2033 1,500 1,506
American Express Co
3.13%, 05/20/2026 100 97
3.55%, 09/15/2026
(g),(j)
10,600 9,450
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.28%, 07/27/2029
(j)
400 407
Secured Overnight Financing Rate + 1.28%
Ameriprise Financial Inc
3.00%, 04/02/2025 100 98
Andrew W Mellon Foundation/The
0.95%, 08/01/2027 200 177
Aviation Capital Group LLC
6.25%, 04/15/2028
(i)
100 103
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(i)
200 178
4.38%, 05/01/2026
(i)
100 97
Blackstone Holdings Finance Co LLC
1.63%, 08/05/2028
(i)
200 175
2.85%, 08/05/2051
(i)
200 126
Blue Owl Finance LLC
3.13%, 06/10/2031
(i)
100 83
Bread Financial Holdings Inc
7.00%, 01/15/2026
(h),(i)
1,489 1,502
9.75%, 03/15/2029
(i)
4,450 4,445
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(i)
4,925 5,134
Cantor Fitzgerald LP
4.50%, 04/14/2027
(i)
100 96
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 95
3.20%, 02/05/2025 $ 200 196
3.80%, 01/31/2028 100 95
3.95%, 09/01/2026
(g),(j)
500 433
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.93%, 05/10/2028
(j)
150 148
Secured Overnight Financing Rate + 2.06%
5.70%, 02/01/2030
(j),(n)
363 366
Secured Overnight Financing Rate + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp   (continued)
6.38%, 06/08/2034
(j)
$ 200 $ 208
Secured Overnight Financing Rate + 2.86%
Charles Schwab Corp/The
1.15%, 05/13/2026 200 184
3.30%, 04/01/2027 100 96
4.00%, 06/01/2026
(g),(j)
5,000 4,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.64%, 05/19/2029
(j)
100 102
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(j)
100 106
Secured Overnight Financing Rate + 2.01%
CI Financial Corp
3.20%, 12/17/2030 100 81
CMB International Leasing Management Ltd
2.88%, 02/04/2031 200 169
CME Group Inc
5.30%, 09/15/2043 100 104
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
1,300 1,300
9.25%, 12/15/2028
(i)
1,925 2,021
Deutsche Boerse AG
0.00%, 02/22/2026
(d)
EUR 100 102
Discover Financial Services
4.10%, 02/09/2027 $ 200 192
6.13%, 06/23/2025
(g),(j)
1,500 1,474
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Fin ance Corp
3.88%, 02/15/2026
(i)
800 738
Euronext NV
0.13%, 05/17/2026 EUR 200 201
GGAM Finance Ltd
8.00%, 06/15/2028
(i)
$ 1,050 1,093
IGM Financial Inc
6.00%, 12/10/2040 CAD 100 82
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 200 158
3.00%, 09/15/2060 100 65
3.65%, 05/23/2025 100 98
4.00%, 09/15/2027 200 195
4.95%, 06/15/2052 1,088 1,055
5.20%, 06/15/2062 903 906
Invesco Finance PLC
3.75%, 01/15/2026 100 98
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 83
Lazard Group LLC
4.38%, 03/11/2029 100 96
LeasePlan Corp NV
2.13%, 05/06/2025 EUR 200 212
Lseg Netherlands BV
0.25%, 04/06/2028 200 193
Mastercard Inc
1.90%, 03/15/2031 $ 300 256
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 85
5.35%, 06/28/2028 $ 100 102
5.95%, 08/15/2053 423 452
6.10%, 06/28/2063 388 418
Nationstar Mortgage Holdings Inc
5.00%, 02/01/2026
(i)
1,700 1,657
5.50%, 08/15/2028
(i)
1,925 1,828
7.13%, 02/01/2032
(i),(n)
1,575 1,562

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
NFP Corp
4.88%, 08/15/2028
(i)
$ 1,700 $ 1,686
6.88%, 08/15/2028
(i)
15,623 15,711
8.50%, 10/01/2031
(i)
2,010 2,212
Nomura Holdings Inc
2.17%, 07/14/2028 200 176
3.00%, 01/22/2032 200 169
OneMain Finance Corp
4.00%, 09/15/2030 2,525 2,138
6.63%, 01/15/2028 5,425 5,406
ORIX Corp
5.20%, 09/13/2032 200 206
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(i)
4,100 3,890
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(i)
2,855 2,672
Raymond James Financial Inc
4.65%, 04/01/2030 200 201
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(i)
4,375 3,823
4.00%, 10/15/2033
(i)
1,075 912
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 62
SIX Finance Luxembourg SA
0.00%, 12/02/2025
(d)
EUR 200 203
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 1,773
Synchrony Financial
2.88%, 10/28/2031 200 159
4.50%, 07/23/2025 5,411 5,303
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(i)
700 691
5.50%, 04/15/2029
(i)
975 921
USAA Capital Corp
3.38%, 05/01/2025
(i)
1,642 1,611
Visa Inc
2.00%, 06/15/2029 EUR 100 103
2.05%, 04/15/2030 $ 300 263
3.65%, 09/15/2047 100 83
$ 100,215
Electric - 3.26%
AES Corp/The
2.45%, 01/15/2031 818 683
5.45%, 06/01/2028 840 851
Alabama Power Co
3.00%, 03/15/2052 250 172
3.70%, 12/01/2047 100 79
Alliant Energy Finance LLC
5.95%, 03/30/2029
(i)
544 566
AltaLink LP
4.87%, 11/15/2040 CAD 100 76
Ameren Corp
5.70%, 12/01/2026 $ 505 516
Ameren Illinois Co
3.85%, 09/01/2032 100 93
American Electric Power Co Inc
5.63%, 03/01/2033 770 794
5.70%, 08/15/2025 300 302
Amprion GmbH
4.13%, 09/07/2034 EUR 100 113
Appalachian Power Co
4.50%, 03/01/2049 $ 100 84
7.00%, 04/01/2038 200 233
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Arizona Public Service Co
4.50%, 04/01/2042 $ 100 $ 87
5.55%, 08/01/2033 100 103
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 200 119
AusNet Services Holdings Pty Ltd
1.63%, 03/11/2081
(j)
EUR 150 149
EUR Swap Annual (VS 6 Month) 5 Year +
1.94%
2.60%, 07/31/2029 AUD 100 57
Avangrid Inc
3.20%, 04/15/2025 $ 2,312 2,251
3.80%, 06/01/2029 100 94
Avista Corp
4.00%, 04/01/2052 100 78
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 102
Berkshire Hathaway Energy Co
3.80%, 07/15/2048 100 79
4.05%, 04/15/2025 200 198
4.60%, 05/01/2053 100 88
Black Hills Corp
6.15%, 05/15/2034 100 105
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 78
Brookfield Renewable Partners ULC
3.38%, 01/15/2030 100 69
5.88%, 11/09/2032 100 78
Bruce Power LP
4.99%, 12/21/2032 200 150
Buffalo Energy Mexico Holdings / Buffalo Energy
Infrastructure / Buffalo Energy
7.88%, 02/15/2039
(i)
$ 1,500 1,551
CenterPoint Energy Inc
2.65%, 06/01/2031 200 170
CMS Energy Corp
3.75%, 12/01/2050
(j)
671 542
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(j)
1,105 1,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Colbun SA
3.95%, 10/11/2027 200 192
Comision Federal de Electricidad
5.00%, 09/29/2036 1,694 1,483
Commonwealth Edison Co
3.80%, 10/01/2042 200 165
Consolidated Edison Co of New York Inc
3.20%, 12/01/2051 200 141
3.95%, 04/01/2050 864 716
4.45%, 03/15/2044 486 433
4.50%, 05/15/2058 200 174
Constellation Energy Generation LLC
5.80%, 03/01/2033 200 209
Consumers Energy Co
3.60%, 08/15/2032 200 185
4.90%, 02/15/2029 100 102
Dominion Energy Inc
3.30%, 03/15/2025 200 196
3.38%, 04/01/2030 100 91
4.65%, 12/15/2024
(g),(j)
8,000 7,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.85%, 08/15/2052 200 180
5.75%, 10/01/2054
(j)
441 438
3 Month USD LIBOR + 3.06%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Electric Co
1.90%, 04/01/2028 $ 200 $ 181
3.95%, 03/01/2049 1,360 1,122
4.05%, 05/15/2048 100 84
DTE Energy Co
4.88%, 06/01/2028 1,194 1,199
Duke Energy Carolinas LLC
3.55%, 03/15/2052 545 408
3.95%, 03/15/2048 200 162
5.40%, 01/15/2054 329 333
Duke Energy Corp
2.65%, 09/01/2026 300 285
3.10%, 06/15/2028 EUR 100 107
3.75%, 09/01/2046 $ 300 231
4.88%, 09/16/2024
(g),(j)
9,850 9,739
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
5.00%, 12/08/2027 200 202
Duke Energy Florida LLC
5.95%, 11/15/2052 445 482
Duke Energy Indiana LLC
3.25%, 10/01/2049 200 141
5.40%, 04/01/2053 200 200
Duke Energy Ohio Inc
5.65%, 04/01/2053 328 339
Duke Energy Progress LLC
2.50%, 08/15/2050 200 124
4.00%, 04/01/2052 706 568
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(i)
100 84
E.ON International Finance BV
1.00%, 04/13/2025 EUR 100 105
5.88%, 10/30/2037 GBP 100 132
E.ON SE
1.00%, 10/07/2025 EUR 200 209
3.50%, 10/26/2037 200 206
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 200 187
Edison International
5.25%, 11/15/2028 $ 200 202
EDP Finance BV
3.88%, 03/11/2030 EUR 100 111
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(i)
$ 1,850 1,706
Electricite de France SA
5.70%, 05/23/2028
(i)
927 956
Emera US Finance LP
4.75%, 06/15/2046 1,481 1,224
Enel Finance America LLC
2.88%, 07/12/2041
(i)
400 273
Enel Finance International NV
1.50%, 07/21/2025 EUR 400 420
3.50%, 04/06/2028
(i)
$ 747 704
4.25%, 06/15/2025
(i)
200 197
4.50%, 02/20/2043 EUR 100 112
4.75%, 05/25/2047
(i)
$ 683 597
7.75%, 10/14/2052
(i)
720 887
Enel SpA
5.75%, 06/22/2037 GBP 100 130
6.38%, 04/16/2028
(g),(j)
EUR 200 229
Euribor Swap Rate 5 Year + 3.49%
Engie Energia Chile SA
3.40%, 01/28/2030 $ 200 175
Engie SA
0.38%, 06/11/2027 EUR 200 197
1.88%, 01/02/2031
(g),(j)
100 90
EUR Swap Annual (VS 6 Month) 5 Year +
2.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Engie SA   (continued)
3.63%, 01/11/2030 EUR 200 $ 220
4.25%, 01/11/2043 100 111
5.63%, 04/03/2053 GBP 100 128
Entergy Arkansas LLC
4.20%, 04/01/2049 $ 100 85
Entergy Louisiana LLC
2.35%, 06/15/2032 200 166
2.40%, 10/01/2026 300 282
Entergy Mississippi LLC
3.50%, 06/01/2051 471 346
Entergy Texas Inc
4.50%, 03/30/2039 2,021 1,847
5.00%, 09/15/2052 372 347
Eurogrid GmbH
0.74%, 04/21/2033 EUR 100 85
Evergy Metro Inc
4.20%, 06/15/2047 $ 200 166
Eversource Energy
3.45%, 01/15/2050 100 71
Exelon Corp
4.10%, 03/15/2052 100 80
4.70%, 04/15/2050 100 89
5.60%, 03/15/2053 462 466
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
1,740 1,489
Florida Power & Light Co
2.85%, 04/01/2025 200 196
3.95%, 03/01/2048 200 167
3.99%, 03/01/2049 100 84
4.05%, 10/01/2044 100 87
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 69
Georgia Power Co
3.25%, 03/15/2051 $ 1,425 1,021
Hydro One Inc
1.76%, 02/28/2025 CAD 200 144
3.63%, 06/25/2049 300 188
Iberdrola Finanzas SA
1.25%, 09/13/2027 EUR 100 103
1.38%, 03/11/2032 100 95
1.58%, 08/16/2027
(g),(j)
200 194
EUR Swap Annual (VS 6 Month) 5 Year +
1.68%
1.62%, 11/29/2029 200 203
Interstate Power and Light Co
3.50%, 09/30/2049 $ 952 691
ITC Holdings Corp
3.35%, 11/15/2027 100 95
Kentucky Power Co
7.00%, 11/15/2033
(i)
1,663 1,790
Kentucky Utilities Co
5.13%, 11/01/2040 100 97
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
618 500
Metropolitan Edison Co
5.20%, 04/01/2028
(i)
1,385 1,400
MidAmerican Energy Co
5.30%, 02/01/2055 50 51
5.35%, 01/15/2034 50 52
5.85%, 09/15/2054 50 55
Monongahela Power Co
5.85%, 02/15/2034
(i)
200 209
National Grid Electricity Distribution East Midlands
PLC
3.95%, 09/20/2032 EUR 100 110

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 $ 132
National Grid Electricity Transmission PLC
2.00%, 04/17/2040 100 80
National Grid PLC
0.25%, 09/01/2028 EUR 200 188
National Rural Utilities Cooperative Finance Corp
2.85%, 01/27/2025 $ 1,498 1,466
5.45%, 10/30/2025 300 303
5.80%, 01/15/2033 100 106
8.49%, 04/30/2043 1,019 1,006
CME Term Secured Overnight Financing
Rate 3 Month + 3.17%
Naturgy Finance BV
1.50%, 01/29/2028 EUR 100 101
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 58
Nevada Power Co
3.13%, 08/01/2050 $ 100 68
New England Power Co
3.80%, 12/05/2047
(i)
100 78
New York State Electric & Gas Corp
5.85%, 08/15/2033
(i)
1,098 1,148
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 185
5.25%, 02/28/2053 100 96
5.65%, 05/01/2079
(j)
100 96
3 Month USD LIBOR + 3.16%
5.75%, 09/01/2025 544 550
6.05%, 03/01/2025 200 202
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(i)
50 51
Northern Powergrid Yorkshire PLC
2.25%, 10/09/2059 GBP 100 67
Northern States Power Co/MN
2.60%, 06/01/2051 $ 200 128
NRG Energy Inc
7.00%, 03/15/2033
(i)
50 53
Oglethorpe Power Corp
3.75%, 08/01/2050 100 74
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 100 91
5.60%, 04/01/2053 344 359
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 79
4.15%, 06/01/2032 765 733
4.30%, 05/15/2028 100 99
5.75%, 03/15/2029 200 211
Pacific Gas and Electric Co
3.30%, 03/15/2027 150 142
3.30%, 08/01/2040 400 296
3.95%, 12/01/2047 554 414
4.30%, 03/15/2045 2,062 1,645
4.95%, 06/08/2025 839 835
6.10%, 01/15/2029 200 207
6.75%, 01/15/2053 100 110
PacifiCorp
4.10%, 02/01/2042 200 164
5.10%, 02/15/2029 742 751
PECO Energy Co
3.15%, 10/15/2025 200 195
3.90%, 03/01/2048 150 125
PPL Electric Utilities Corp
6.25%, 05/15/2039 100 111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado
1.90%, 01/15/2031 $ 100 $ 83
2.70%, 01/15/2051 2,305 1,434
3.70%, 06/15/2028
(h)
864 836
4.10%, 06/15/2048 1,128 911
5.25%, 04/01/2053 100 98
Public Service Co of New Hampshire
2.20%, 06/15/2031 300 252
Public Service Co of Oklahoma
2.20%, 08/15/2031 1,074 888
Public Service Electric and Gas Co
3.00%, 05/15/2025 300 293
5.13%, 03/15/2053 100 101
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 83
Puget Energy Inc
4.10%, 06/15/2030 100 92
Puget Sound Energy Inc
5.45%, 06/01/2053 100 102
Red Electrica Financiaciones SAU
1.25%, 03/13/2027 EUR 100 103
RWE AG
2.75%, 05/24/2030 100 104
San Diego Gas & Electric Co
3.70%, 03/15/2052 $ 100 77
4.95%, 08/15/2028 100 102
Sempra
4.13%, 04/01/2052
(j)
75 66
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
Southern California Edison Co
3.60%, 02/01/2045 300 231
4.88%, 02/01/2027 867 869
5.85%, 11/01/2027 807 839
5.95%, 11/01/2032 300 320
Southern Co/The
3.75%, 09/15/2051
(j)
2,000 1,864
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.85%, 06/15/2028 200 201
5.15%, 10/06/2025 100 100
Southern Power Co
5.25%, 07/15/2043 200 189
Southwestern Electric Power Co
3.25%, 11/01/2051 200 135
5.30%, 04/01/2033 532 534
SSE PLC
4.00%, 01/21/2028
(g),(j)
EUR 150 157
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Tampa Electric Co
4.45%, 06/15/2049 $ 100 86
Teollisuuden Voima Oyj
2.63%, 03/31/2027 EUR 200 209
Terna - Rete Elettrica Nazionale
3.88%, 07/24/2033 100 111
Union Electric Co
3.25%, 10/01/2049 $ 200 140
3.90%, 04/01/2052 663 535
Virginia Electric and Power Co
2.40%, 03/30/2032 300 251
4.60%, 12/01/2048 250 223
Vistra Operations Co LLC
6.95%, 10/15/2033
(i)
100 106
WEC Energy Group Inc
2.20%, 12/15/2028 200 178
Wisconsin Power and Light Co
1.95%, 09/16/2031 200 162

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Xcel Energy Inc
5.45%, 08/15/2033 $ 100 $ 102
$ 88,684
Electrical Components & Equipment - 0 .01%
Emerson Electric Co
0.88%, 10/15/2026 100 91
Schneider Electric SE
3.50%, 11/09/2032 EUR 200 222
$ 313
Electronics - 0.19%
Amphenol Corp
4.75%, 03/30/2026 $ 100 100
Arrow Electronics Inc
3.88%, 01/12/2028 200 190
Assa Abloy AB
4.13%, 09/13/2035 EUR 100 116
Flex Ltd
6.00%, 01/15/2028 $ 200 206
Honeywell International Inc
1.10%, 03/01/2027 100 91
1.75%, 09/01/2031 1,029 847
1.95%, 06/01/2030 100 86
2.50%, 11/01/2026 100 95
3.75%, 05/17/2032 EUR 100 112
4.25%, 01/15/2029 $ 848 844
4.50%, 01/15/2034 100 99
Jabil Inc
5.45%, 02/01/2029 397 405
Keysight Technologies Inc
4.60%, 04/06/2027 200 199
Trimble Inc
4.90%, 06/15/2028 757 759
6.10%, 03/15/2033 557 586
Vontier Corp
2.40%, 04/01/2028 100 88
2.95%, 04/01/2031 335 279
$ 5,102
Energy - Alternate Sources - 0.12%
Contemporary Ruiding Development Ltd
1.88%, 09/17/2025 200 189
Energo-Pro AS
8.50%, 02/04/2027 400 398
8.50%, 02/04/2027
(i)
1,500 1,491
FS Luxembourg Sarl
8.88%, 02/12/2031
(i),(n)
1,050 1,036
Worley Financial Services Pty Ltd
5.95%, 10/13/2028 AUD 200 133
$ 3,247
Engineering & Construction - 0.24%
Aeroports de Montreal
3.03%, 04/21/2050 CAD 150 85
Bouygues SA
1.38%, 06/07/2027 EUR 100 102
2.25%, 06/29/2029 300 310
Calgary Airport Authority/The
3.20%, 10/07/2036 CAD 200 127
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 80
Greater Toronto Airports Authority
2.73%, 04/03/2029 CAD 300 209
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 91
2.75%, 10/13/2031 GBP 100 114
2.75%, 08/09/2051 100 79
HOCHTIEF AG
0.63%, 04/26/2029 EUR 100 93
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(i)
$ 865 $ 853
7.00%, 12/18/2025 287 283
IHS Netherlands Holdco BV
8.00%, 09/18/2027 2,050 1,886
Jacobs Engineering Group Inc
5.90%, 03/01/2033 535 546
6.35%, 08/18/2028 620 648
Manchester Airport Group Funding PLC
2.88%, 09/30/2044 GBP 100 86
MasTec Inc
4.50%, 08/15/2028
(i)
$ 200 188
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 113
Technip Energies NV
1.13%, 05/28/2028 100 98
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 160
Vinci SA
2.25%, 03/15/2027 GBP 200 237
2.75%, 09/15/2034 100 107
$ 6,495
Entertainment - 1.15%
Caesars Entertainment Inc
4.63%, 10/15/2029
(h),(i)
$ 2,825 2,582
7.00%, 02/15/2030
(i)
5,125 5,267
Cinemark USA Inc
5.25%, 07/15/2028
(h),(i)
6,175 5,697
5.88%, 03/15/2026
(i)
1,000 991
Everi Holdings Inc
5.00%, 07/15/2029
(i)
3,275 3,010
Live Nation Entertainment Inc
4.75%, 10/15/2027
(i)
2,600 2,477
6.50%, 05/15/2027
(i)
1,200 1,212
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(h),(i)
1,880 1,767
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(i)
2,925 2,775
Warnermedia Holdings Inc
3.64%, 03/15/2025 814 798
3.76%, 03/15/2027 200 192
4.05%, 03/15/2029 1,223 1,158
4.28%, 03/15/2032 200 183
5.05%, 03/15/2042 390 346
5.14%, 03/15/2052 200 172
5.39%, 03/15/2062 566 487
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(i)
1,050 992
7.13%, 02/15/2031
(i)
1,175 1,212
$ 31,318
Environmental Control - 0.78%
Clean Harbors Inc
6.38%, 02/01/2031
(i)
225 228
Covanta Holding Corp
4.88%, 12/01/2029
(i)
1,575 1,360
GFL Environmental Inc
4.38%, 08/15/2029
(i)
5,350 4,907
4.75%, 06/15/2029
(i)
2,375 2,229
Madison IAQ LLC
5.88%, 06/30/2029
(i)
6,840 6,077
Republic Services Inc
5.00%, 04/01/2034 1,161 1,173
Veralto Corp
5.50%, 09/18/2026
(i)
200 203

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Connections Inc
2.20%, 01/15/2032 $ 1,779 $ 1,474
2.95%, 01/15/2052 100 69
4.25%, 12/01/2028 599 593
Waste Management Inc
3.15%, 11/15/2027 100 96
4.63%, 02/15/2030 391 393
4.63%, 02/15/2033 100 99
4.88%, 02/15/2029 150 153
4.88%, 02/15/2034 2,063 2,077
$ 21,131
Food - 1.83%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(i)
1,025 926
4.88%, 02/15/2030
(i)
325 311
Bimbo Bakeries USA Inc
5.38%, 01/09/2036
(i)
604 609
6.40%, 01/15/2034 200 219
Campbell Soup Co
3.95%, 03/15/2025 200 197
Carrefour SA
1.88%, 10/30/2026 EUR 200 209
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(i)
$ 750 759
Conagra Brands Inc
4.85%, 11/01/2028 100 100
5.30%, 11/01/2038 100 97
7.00%, 10/01/2028 1,030 1,110
Danone SA
0.52%, 11/09/2030 EUR 200 182
2.95%, 11/02/2026
(i)
$ 200 191
ELO SACA
2.88%, 01/29/2026 EUR 100 105
Fiesta Purchaser Inc
7.88%, 03/01/2031
(i),(n)
$ 2,400 2,405
General Mills Inc
2.88%, 04/15/2030 200 180
4.20%, 04/17/2028 100 99
4.70%, 01/30/2027 418 418
4.95%, 03/29/2033 562 563
5.50%, 10/17/2028 358 370
Hershey Co/The
0.90%, 06/01/2025 100 95
Hormel Foods Corp
0.65%, 06/03/2024 1,495 1,471
1.70%, 06/03/2028 100 89
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/2031 200 172
J M Smucker Co/The
2.38%, 03/15/2030 100 87
5.90%, 11/15/2028 690 722
6.50%, 11/15/2043 522 581
6.50%, 11/15/2053 422 477
JBS USA LUX SA / JBS USA Food Co / JBS
Luxembourg SARL
7.25%, 11/15/2053
(i)
100 109
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
2.50%, 01/15/2027 300 277
6.50%, 12/01/2052 50 50
Kellanova
4.30%, 05/15/2028 200 198
Kraft Heinz Foods Co
3.88%, 05/15/2027 200 196
4.38%, 06/01/2046 2,569 2,223
4.63%, 10/01/2039 200 186
4.88%, 10/01/2049 615 571
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co   (continued)
5.50%, 06/01/2050 $ 100 $ 101
Kroger Co/The
3.88%, 10/15/2046 345 273
4.65%, 01/15/2048 150 134
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(i)
300 269
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 76
Mars Inc
3.95%, 04/01/2044
(i)
$ 200 169
4.65%, 04/20/2031
(i)
829 826
4.75%, 04/20/2033
(i)
100 100
McCormick & Co Inc/MD
4.95%, 04/15/2033 448 448
Metro Inc/CN
4.27%, 12/04/2047 CAD 100 66
Minerva Luxembourg SA
8.88%, 09/13/2033
(i)
$ 1,775 1,860
Mondelez International Holdings Netherlands BV
0.25%, 09/09/2029 EUR 100 92
4.25%, 09/15/2025
(i)
$ 200 198
Mondelez International Inc
0.25%, 03/17/2028 EUR 200 192
Nestle Finance International Ltd
1.25%, 03/29/2031 200 194
3.75%, 03/13/2033 200 230
Nestle Holdings Inc
2.50%, 04/04/2032 GBP 100 111
2.63%, 09/14/2051
(i)
$ 150 100
4.85%, 03/14/2033
(i)
200 205
5.25%, 03/13/2026
(i)
1,261 1,280
Nestle SA
1.63%, 07/15/2026 CHF 200 234
Performance Food Group Inc
4.25%, 08/01/2029
(i)
$ 1,900 1,741
5.50%, 10/15/2027
(i)
2,950 2,877
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 102
Post Holdings Inc
4.50%, 09/15/2031
(i)
4,100 3,683
4.63%, 04/15/2030
(i)
400 368
5.50%, 12/15/2029
(i)
1,050 1,015
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(i)
4,760 4,093
Smithfield Foods Inc
2.63%, 09/13/2031
(i)
100 78
Sysco Corp
4.45%, 03/15/2048 2,339 2,032
4.50%, 04/01/2046 1,294 1,135
5.95%, 04/01/2030 148 157
6.60%, 04/01/2050 760 885
Tyson Foods Inc
5.10%, 09/28/2048 100 90
US Foods Inc
4.63%, 06/01/2030
(i)
100 93
4.75%, 02/15/2029
(i)
2,493 2,365
7.25%, 01/15/2032
(i)
5,026 5,265
$ 49,691
Food Service - 0.12%
Aramark Services Inc
5.00%, 02/01/2028
(i)
3,385 3,271
Sodexo SA
0.75%, 04/27/2025 EUR 100 105
$ 3,376

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.10%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027 $ 300 $ 281
Georgia-Pacific LLC
0.95%, 05/15/2026
(i)
2,152 1,976
2.30%, 04/30/2030
(i)
100 87
International Paper Co
4.40%, 08/15/2047 150 128
Suzano Austria GmbH
3.13%, 01/15/2032 200 165
$ 2,637
Gas - 0.21%
2i Rete Gas SpA
4.38%, 06/06/2033 EUR 100 111
AltaGas Ltd
4.12%, 04/07/2026 CAD 300 220
APA Infrastructure Ltd
1.25%, 03/15/2033 EUR 100 87
2.50%, 03/15/2036 GBP 100 91
Atmos Energy Corp
1.50%, 01/15/2031 $ 100 81
2.85%, 02/15/2052 100 66
5.75%, 10/15/2052 985 1,069
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(i)
250 259
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 130
CenterPoint Energy Resources Corp
5.25%, 03/01/2028 $ 200 205
CU Inc
5.09%, 09/20/2053 CAD 150 118
Enbridge Gas Inc
4.00%, 08/22/2044 200 132
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 173
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 92
Italgas SpA
1.00%, 12/11/2031 200 178
KeySpan Gas East Corp
5.99%, 03/06/2033
(i)
$ 1,101 1,116
NiSource Inc
5.65%, 02/01/2045 200 201
ONE Gas Inc
2.00%, 05/15/2030 200 170
Snam SpA
3.38%, 12/05/2026 EUR 200 218
Southern California Gas Co
2.95%, 04/15/2027 $ 200 190
3.95%, 02/15/2050 200 158
Southern Co Gas Capital Corp
1.75%, 01/15/2031 200 162
Southern Gas Networks PLC
3.10%, 09/15/2036 GBP 150 149
Vier Gas Transport GmbH
4.63%, 09/26/2032 EUR 100 117
Wales & West Utilities Finance PLC
3.00%, 08/03/2038 GBP 100 96
$ 5,589
Hand & Machine Tools - 0.10%
Regal Rexnord Corp
6.30%, 02/15/2030
(i)
$ 150 154
Stanley Black & Decker Inc
2.30%, 03/15/2030 100 86
4.00%, 03/15/2060
(j)
2,542 2,216
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.00%, 03/06/2028 250 262
$ 2,718
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0.55%
Abbott Laboratories
3.75%, 11/30/2026 $ 200 $ 197
4.75%, 04/15/2043 300 299
Agilent Technologies Inc
2.30%, 03/12/2031 1,764 1,510
Alcon Finance Corp
3.00%, 09/23/2029
(i)
200 182
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 200 202
Baxter International Inc
2.54%, 02/01/2032 $ 200 167
3.95%, 04/01/2030 100 95
Becton Dickinson Euro Finance Sarl
3.55%, 09/13/2029 EUR 150 164
Boston Scientific Corp
2.65%, 06/01/2030 $ 200 178
DH Europe Finance II Sarl
2.60%, 11/15/2029 200 180
3.40%, 11/15/2049 100 77
DH Europe Finance Sarl
1.20%, 06/30/2027 EUR 300 305
EssilorLuxottica SA
0.50%, 06/05/2028 200 197
Garden Spinco Corp
8.63%, 07/20/2030
(i)
$ 2,360 2,525
GE HealthCare Technologies Inc
5.60%, 11/15/2025 100 101
5.65%, 11/15/2027 2,507 2,587
5.91%, 11/22/2032 200 211
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 110
Medline Borrower LP
5.25%, 10/01/2029
(i)
$ 775 723
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 300 306
1.63%, 10/15/2050 100 73
2.25%, 03/07/2039 100 92
Medtronic Inc
4.38%, 03/15/2035 $ 200 195
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 111
Revvity Inc
3.30%, 09/15/2029 $ 200 182
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 116
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 $ 1,844 1,408
Stryker Corp
0.75%, 03/01/2029 EUR 100 96
3.38%, 11/01/2025 $ 100 98
4.85%, 12/08/2028 835 844
Thermo Fisher Scientific Finance I BV
1.63%, 10/18/2041 EUR 100 81
2.00%, 10/18/2051 100 76
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 100 82
2.00%, 04/15/2025 200 213
4.98%, 08/10/2030 $ 100 102
5.00%, 01/31/2029 731 748
5.40%, 08/10/2043 100 105
Zimmer Biomet Holdings Inc
1.16%, 11/15/2027 EUR 100 100
$ 15,038
Healthcare - Services - 1.44%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
$ 1,425 1,359
5.50%, 07/01/2028
(i)
880 860

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Advocate Health & Hospitals Corp
4.27%, 08/15/2048 $ 100 $ 90
Aetna Inc
4.75%, 03/15/2044 100 89
Banner Health
2.34%, 01/01/2030 200 175
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(h),(i)
887 780
Centene Corp
2.50%, 03/01/2031 300 249
4.25%, 12/15/2027 200 192
CommonSpirit Health
4.19%, 10/01/2049 200 166
DaVita Inc
3.75%, 02/15/2031
(i)
650 536
4.63%, 06/01/2030
(i)
875 774
Elevance Health Inc
2.88%, 09/15/2029 1,135 1,039
3.60%, 03/15/2051 250 193
4.55%, 03/01/2048 100 90
6.10%, 10/15/2052 468 519
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 114
Fortrea Holdings Inc
7.50%, 07/01/2030
(h),(i)
$ 1,890 1,921
Fresenius Medical Care AG
1.00%, 05/29/2026 EUR 200 205
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(i)
$ 150 133
Fresenius SE & Co KGaA
1.88%, 05/24/2025 EUR 200 212
2.88%, 05/24/2030 100 103
Hackensack Meridian Health Inc
2.88%, 09/01/2050 $ 100 69
HCA Inc
3.38%, 03/15/2029 504 466
3.50%, 09/01/2030 1,065 966
3.50%, 07/15/2051 1,297 909
4.50%, 02/15/2027 200 197
4.63%, 03/15/2052 1,642 1,393
5.25%, 06/15/2026 300 301
5.50%, 06/15/2047 200 193
Humana Inc
1.35%, 02/03/2027 1,170 1,057
3.13%, 08/15/2029 100 92
5.50%, 03/15/2053 327 328
5.88%, 03/01/2033 603 632
Kaiser Foundation Hospitals
4.15%, 05/01/2047 200 175
Mass General Brigham Inc
3.34%, 07/01/2060 100 71
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 100 69
Providence St Joseph Health Obligated Group
2.70%, 10/01/2051 200 120
Roche Holdings Inc
2.08%, 12/13/2031
(i)
200 167
2.13%, 03/10/2025
(i)
3,296 3,205
2.61%, 12/13/2051
(i)
200 131
3.00%, 11/10/2025
(i)
200 195
5.49%, 11/13/2030
(i)
2,341 2,467
Surgery Center Holdings Inc
10.00%, 04/15/2027
(i)
3,713 3,736
Sutter Health
3.70%, 08/15/2028 200 192
Team Health Holdings Inc
13.50%, PIK 0.00%; 06/30/2028
(i),(m),(o)
500 500
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp
4.63%, 06/15/2028 $ 100 $ 95
5.13%, 11/01/2027 200 194
6.13%, 10/01/2028
(h)
6,110 6,088
UnitedHealth Group Inc
1.25%, 01/15/2026 1,858 1,743
3.05%, 05/15/2041 300 233
3.10%, 03/15/2026 200 194
3.70%, 08/15/2049 100 80
3.75%, 07/15/2025 200 197
4.63%, 11/15/2041 200 191
4.75%, 07/15/2045 300 290
4.75%, 05/15/2052 844 799
4.95%, 05/15/2062 457 442
5.05%, 04/15/2053 100 99
5.20%, 04/15/2063 100 100
5.25%, 02/15/2028 841 868
$ 39,043
Home Furnishings - 0.01%
Electrolux AB
4.13%, 10/05/2026 EUR 200 218
Whirlpool Corp
4.75%, 02/26/2029 $ 200 199
$ 417
Housewares - 0.05%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(i)
491 481
Newell Brands Inc
6.37%, 04/01/2036 900 801
$ 1,282
Insurance - 3.50%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(i)
900 807
8.25%, 02/01/2029
(i)
4,850 4,862
Ageas SA/NV
1.88%, 11/24/2051
(j)
EUR 100 87
3 Month Euro Interbank Offered Rate +
3.10%
AIA Group Ltd
4.95%, 04/04/2033
(i)
$ 200 202
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(i)
2,725 2,535
6.75%, 10/15/2027
(i)
1,250 1,220
Allianz Finance II BV
0.50%, 01/14/2031 EUR 200 185
Allianz SE
4.25%, 07/05/2052
(j)
200 214
3 Month Euro Interbank Offered Rate +
3.55%
6.35%, 09/06/2053
(i),(j)
$ 400 417
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Allstate Corp/The
5.25%, 03/30/2033 200 204
American International Group Inc
5.13%, 03/27/2033 200 202
Americo Life Inc
3.45%, 04/15/2031
(i)
646 508
AmFam Holdings Inc
2.81%, 03/11/2031
(i)
100 77
AmWINS Group Inc
4.88%, 06/30/2029
(i)
5,275 4,923
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 100 85
3.90%, 02/28/2052 100 79

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Arch Capital Group Ltd
3.64%, 06/30/2050 $ 100 $ 77
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(j)
1,500 1,485
3 Month USD LIBOR + 3.59%
Arthur J Gallagher & Co
5.75%, 03/02/2053 725 740
6.75%, 02/15/2054 425 491
ASR Nederland NV
3.38%, 05/02/2049
(j)
EUR 100 101
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
Assicurazioni Generali SpA
2.12%, 10/01/2030 150 143
AssuredPartners Inc
5.63%, 01/15/2029
(i)
$ 2,850 2,692
7.00%, 08/15/2025
(i)
6,612 6,607
Athene Global Funding
0.37%, 09/10/2026 EUR 200 199
1.61%, 06/29/2026
(i)
$ 300 274
1.73%, 10/02/2026
(i)
2,097 1,902
Athene Holding Ltd
3.45%, 05/15/2052 995 677
3.95%, 05/25/2051 100 75
Aviva PLC
6.88%, 05/20/2058
(j)
GBP 100 130
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(j)
EUR 100 104
3 Month Euro Interbank Offered Rate +
3.20%
3.38%, 07/06/2047
(j)
200 211
3 Month Euro Interbank Offered Rate +
3.75%
3.75%, 10/12/2030 100 113
AXIS Specialty Finance LLC
3.90%, 07/15/2029 $ 100 95
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 91
2.50%, 01/15/2051 $ 300 195
2.88%, 03/15/2032 200 179
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 200 182
Brighthouse Financial Inc
4.70%, 06/22/2047 $ 100 82
Chubb Corp/The
6.50%, 05/15/2038 200 233
Chubb INA Holdings Inc
1.38%, 09/15/2030 200 165
1.55%, 03/15/2028 EUR 200 203
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 200 202
Corebridge Financial Inc
3.90%, 04/05/2032 $ 200 180
Corebridge Global Funding
5.90%, 09/19/2028
(i)
100 104
Credit Agricole Assurances SA
4.50%, 10/14/2025
(g),(j)
EUR 100 108
EUR Swap Annual (VS 6 Month) 5 Year +
4.35%
Dai-ichi Life Insurance Co Ltd/The
4.00%, 07/24/2026
(g),(i),(j)
$ 200 191
3 Month USD LIBOR + 3.66%
Empower Finance 2020 LP
1.36%, 09/17/2027
(i)
200 178
Enstar Group Ltd
3.10%, 09/01/2031 1,294 1,079
4.95%, 06/01/2029 1,411 1,380
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(i)
$ 1,943 $ 1,760
1.40%, 07/07/2025
(i)
200 189
6.38%, 06/02/2028 GBP 100 134
Everest Reinsurance Holdings Inc
3.13%, 10/15/2052 $ 100 67
F&G Global Funding
2.30%, 04/11/2027
(i)
1,371 1,236
Fairfax Financial Holdings Ltd
6.00%, 12/07/2033
(i)
100 103
Farmers Insurance Exchange
4.75%, 11/01/2057
(i),(j)
100 75
3 Month USD LIBOR + 3.23%
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(i)
200 198
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
150 138
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 300 200
GTCR AP Finance Inc
8.00%, 05/15/2027
(i)
$ 5,430 5,440
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(i)
50 44
Hannover Rueck SE
5.88%, 08/26/2043
(j)
EUR 100 120
3 Month Euro Interbank Offered Rate +
3.75%
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 $ 150 100
HUB International Ltd
5.63%, 12/01/2029
(i)
300 283
7.38%, 01/31/2032
(i)
6,840 7,005
Intact Financial Corp
5.28%, 09/14/2054 CAD 100 80
Jackson Financial Inc
5.17%, 06/08/2027 $ 200 201
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(i)
3,760 3,901
La Mondiale SAM
2.13%, 06/23/2031 EUR 100 93
Legal & General Group PLC
4.50%, 11/01/2050
(j)
GBP 100 116
Generic Britain 5 Year Government Bond +
5.25%
5.25%, 03/21/2047
(j)
$ 200 194
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(i)
100 74
4.30%, 02/01/2061
(i)
3,258 2,119
7.80%, 03/07/2087
(i)
2,000 2,029
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 86
M&G PLC
6.25%, 10/20/2068
(j)
GBP 100 117
Generic Britain 5 Year Government Bond +
5.30%
Manulife Financial Corp
2.24%, 05/12/2030
(j)
CAD 300 215
Canadian Dollar Offered Rate 3 Month +
1.49%
2.48%, 05/19/2027 $ 100 93
Mapfre SA
4.38%, 03/31/2047
(j)
EUR 100 107
3 Month Euro Interbank Offered Rate +
4.54%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Group Inc
3.35%, 09/17/2029 $ 200 $ 184
Marsh & McLennan Cos Inc
1.35%, 09/21/2026 EUR 100 103
4.90%, 03/15/2049 $ 100 96
5.40%, 09/15/2033 200 209
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(i)
100 103
MassMutual Global Funding II
5.05%, 06/14/2028
(i)
200 202
MetLife Inc
3.85%, 09/15/2025
(g),(j)
2,300 2,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
4.55%, 03/23/2030 200 200
5.25%, 01/15/2054 200 204
9.25%, 04/08/2068
(i)
5,775 6,645
3 Month USD LIBOR + 5.54%
Metropolitan Life Global Funding I
0.55%, 06/16/2027 EUR 100 99
1.55%, 01/07/2031
(i)
$ 200 160
5.40%, 09/12/2028
(i)
300 307
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(j)
EUR 100 89
3 Month Euro Interbank Offered Rate +
2.55%
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(i)
$ 100 81
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 105
0.85%, 01/15/2026
(i)
$ 150 139
3.25%, 04/07/2027
(i)
200 192
4.85%, 01/09/2028
(i)
597 602
5.25%, 06/30/2026 CAD 100 75
New York Life Insurance Co
3.75%, 05/15/2050
(i)
$ 100 79
Nippon Life Insurance Co
5.10%, 10/16/2044
(i),(j)
4,000 3,971
USD Swap Semi-Annual 5 Year + 3.65%
6.25%, 09/13/2053
(i),(j)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
NN Group NV
4.50%, 01/15/2026
(g),(j)
EUR 100 108
3 Month Euro Interbank Offered Rate +
4.00%
4.63%, 01/13/2048
(j)
100 109
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(i)
$ 825 812
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(i)
150 110
Pacific Life Global Funding II
5.50%, 08/28/2026
(i)
200 203
Pacific Life Insurance Co
4.30%, 10/24/2067
(i),(j)
100 79
3 Month USD LIBOR + 2.80%
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 112
Phoenix Group Holdings PLC
4.75%, 09/04/2031
(j)
$ 200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.28%
Pine Street Trust II
5.57%, 02/15/2049
(i)
100 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Pricoa Global Funding I
5.55%, 08/28/2026
(i)
$ 300 $ 306
Progressive Corp/The
3.20%, 03/26/2030 200 186
Protective Life Global Funding
5.21%, 04/14/2026
(i)
200 201
Prudential Financial Inc
3.70%, 10/01/2050
(j)
100 88
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 200 157
3.94%, 12/07/2049 150 122
5.70%, 09/15/2048
(j)
353 344
3 Month USD LIBOR + 2.67%
Prudential Funding Asia PLC
3.13%, 04/14/2030 501 455
Reinsurance Group of America Inc
3.15%, 06/15/2030 200 179
Rothesay Life PLC
3.38%, 07/12/2026 GBP 100 120
Sampo Oyj
2.50%, 09/03/2052
(j)
EUR 100 91
3 Month Euro Interbank Offered Rate +
3.60%
SBL Holdings Inc
5.00%, 02/18/2031
(i)
$ 1,342 1,106
5.13%, 11/13/2026
(i)
100 95
Security Benefit Global Funding
1.25%, 05/17/2024
(i)
1,283 1,266
Sun Life Financial Inc
4.78%, 08/10/2034
(j)
CAD 100 74
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I Ltd
3.25%, 08/31/2029 EUR 100 107
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(i),(j)
$ 200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(i)
200 171
Travelers Cos Inc/The
3.05%, 06/08/2051 200 144
Unum Group
4.50%, 12/15/2049 100 82
Western & Southern Life Insurance Co/The
5.15%, 01/15/2049
(i)
100 92
Willis North America Inc
4.50%, 09/15/2028 100 98
4.65%, 06/15/2027 1,581 1,569
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051 7,200 5,857
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.55%
$ 95,169
Internet - 0.70%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 350 305
Alphabet Inc
1.10%, 08/15/2030 100 83
1.90%, 08/15/2040 200 137
2.05%, 08/15/2050 100 61
Amazon.com Inc
0.80%, 06/03/2025 200 190
1.00%, 05/12/2026 200 185
2.10%, 05/12/2031 200 171
3.00%, 04/13/2025 100 98

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc   (continued)
3.15%, 08/22/2027 $ 200 $ 192
3.30%, 04/13/2027 977 949
3.60%, 04/13/2032 346 327
3.88%, 08/22/2037 400 369
3.95%, 04/13/2052 200 171
4.10%, 04/13/2062 1,822 1,566
4.65%, 12/01/2029 634 647
Arches Buyer Inc
6.13%, 12/01/2028
(i)
2,038 1,760
Booking Holdings Inc
1.80%, 03/03/2027 EUR 200 208
4.50%, 11/15/2031 100 117
Cablevision Lightpath LLC
3.88%, 09/15/2027
(i)
$ 2,475 2,217
5.63%, 09/15/2028
(i)
1,700 1,437
eBay Inc
2.70%, 03/11/2030 200 178
Expedia Group Inc
2.95%, 03/15/2031 531 465
6.25%, 05/01/2025
(i)
100 101
Gen Digital Inc
7.13%, 09/30/2030
(h),(i)
2,800 2,905
Meta Platforms Inc
4.60%, 05/15/2028 200 202
4.95%, 05/15/2033 200 205
5.60%, 05/15/2053 200 213
Netflix Inc
3.63%, 06/15/2030 EUR 100 109
5.88%, 11/15/2028 $ 200 210
Prosus NV
2.78%, 01/19/2034 EUR 100 84
3.06%, 07/13/2031 $ 200 163
4.85%, 07/06/2027 200 193
Tencent Holdings Ltd
3.24%, 06/03/2050 200 135
3.58%, 04/11/2026 200 194
3.93%, 01/19/2038 200 172
United Group BV
6.75%, 02/15/2031
(i),(n)
EUR 2,200 2,363
$ 19,082
Investment Companies - 0.24%
Ares Capital Corp
7.00%, 01/15/2027 $ 200 205
Blackstone Private Credit Fund
3.25%, 03/15/2027 200 184
Blue Owl Capital Corp
2.63%, 01/15/2027 200 182
Blue Owl Credit Income Corp
5.50%, 03/21/2025 200 198
Blue Owl Technology Finance Corp
2.50%, 01/15/2027 100 88
Gaci First Investment Co
5.38%, 10/13/2122 1,850 1,560
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 87
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 2,225 1,859
5.25%, 05/15/2027 775 697
9.75%, 01/15/2029
(i)
1,125 1,154
JAB Holdings BV
1.63%, 04/30/2025 EUR 200 211
4.75%, 06/29/2032 100 115
Wendel SE
4.50%, 06/19/2030 100 113
$ 6,653
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 2.92%
ArcelorMittal SA
6.80%, 11/29/2032 $ 100 $ 108
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(i)
13,822 12,647
CSN Inova Ventures
6.75%, 01/28/2028 1,700 1,628
Material Sciences Corp
13.07%, PIK 13.07%; 07/09/2026
(e),(f),(m),(o)
20,815 20,815
Nucor Corp
3.13%, 04/01/2032 100 89
4.30%, 05/23/2027 909 903
POSCO
5.75%, 01/17/2028 200 205
Samarco Mineracao SA
9.50%, PIK 0.00%; 06/30/2031
(i),(m),(o)
210 175
9.50%, PIK 0.00%; 06/30/2031
(m),(o)
1,341 1,115
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
550 —
Specialty Steel
15.42%, 11/15/2026
(e),(f)
41,564 41,564
Vale Overseas Ltd
6.13%, 06/12/2033 200 204
$ 79,453
Leisure Products & Services - 0.19%
Brunswick Corp/DE
4.40%, 09/15/2032 100 90
Carnival Corp
5.75%, 03/01/2027
(i)
3,950 3,892
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(i)
1,075 1,061
$ 5,043
Lodging - 0.64%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
4,610 4,235
Hyatt Hotels Corp
5.75%, 01/30/2027 742 759
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 117
Marriott International Inc/MD
2.85%, 04/15/2031 $ 2,516 2,185
3.50%, 10/15/2032 2,166 1,931
4.90%, 04/15/2029 402 404
Melco Resorts Finance Ltd
5.63%, 07/17/2027 850 805
5.75%, 07/21/2028 1,250 1,163
Sands China Ltd
5.65%, 08/08/2028 200 196
Station Casinos LLC
4.63%, 12/01/2031
(h),(i)
6,150 5,520
Wynn Macau Ltd
5.50%, 01/15/2026 200 194
$ 17,509
Machinery - Construction & Mining - 0.19%
Caterpillar Financial Services Corp
1.45%, 05/15/2025 2,063 1,977
3.40%, 05/13/2025 100 98
3.60%, 08/12/2027 321 314
4.80%, 01/06/2026 1,118 1,124
5.40%, 03/10/2025 1,236 1,246
Caterpillar Inc
3.80%, 08/15/2042 200 174
Siemens Energy Finance BV
4.25%, 04/05/2029 EUR 100 108
$ 5,041

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.97%
Chart Industries Inc
7.50%, 01/01/2030
(i)
$ 3,930 $ 4,034
9.50%, 01/01/2031
(i)
2,045 2,181
CNH Industrial Capital LLC
1.88%, 01/15/2026 100 94
5.50%, 01/12/2029 1,055 1,085
CNH Industrial Finance Europe SA
1.75%, 09/12/2025 EUR 100 105
Deere & Co
3.75%, 04/15/2050 $ 100 85
Ingersoll Rand Inc
5.70%, 08/14/2033 100 105
John Deere Capital Corp
1.30%, 10/13/2026 772 711
1.70%, 01/11/2027 100 93
2.13%, 03/07/2025 200 194
3.40%, 06/06/2025 1,385 1,363
3.45%, 03/07/2029 200 191
4.75%, 01/20/2028 821 833
4.95%, 07/14/2028 545 557
5.15%, 09/08/2026 200 204
John Deere Cash Management SARL
2.20%, 04/02/2032 EUR 100 101
John Deere Financial Inc
2.31%, 06/20/2025 CAD 200 144
nVent Finance Sarl
2.75%, 11/15/2031 $ 737 612
4.55%, 04/15/2028 150 146
Otis Worldwide Corp
3.36%, 02/15/2050 150 113
SPX FLOW Inc
8.75%, 04/01/2030
(i)
3,150 3,102
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(i)
10,130 10,156
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 150 149
Xylem Inc/NY
2.25%, 01/30/2031 100 86
$ 26,444
Media - 2 .33%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 103
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
$ 2,425 2,050
4.25%, 01/15/2034
(i)
2,370 1,884
4.50%, 05/01/2032 1,515 1,264
4.50%, 06/01/2033
(i)
840 689
4.75%, 03/01/2030
(i)
750 666
5.38%, 06/01/2029
(i)
1,575 1,464
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,194 834
3.85%, 04/01/2061 1,588 962
4.80%, 03/01/2050 1,381 1,055
4.91%, 07/23/2025 200 198
5.05%, 03/30/2029 100 98
5.38%, 05/01/2047 200 167
5.50%, 04/01/2063 150 122
6.38%, 10/23/2035 200 202
6.48%, 10/23/2045 100 96
Cogeco Communications Inc
2.99%, 09/22/2031 CAD 100 64
Comcast Corp
0.75%, 02/20/2032 EUR 100 90
1.50%, 02/20/2029 GBP 200 221
1.50%, 02/15/2031 $ 200 163
2.65%, 02/01/2030 300 270
2.94%, 11/01/2056 251 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp   (continued)
2.99%, 11/01/2063 $ 200 $ 126
3.40%, 04/01/2030 559 521
3.75%, 04/01/2040 200 171
3.97%, 11/01/2047 200 165
4.00%, 11/01/2049 200 165
4.15%, 10/15/2028 1,073 1,057
4.60%, 10/15/2038 1,211 1,170
4.65%, 02/15/2033 300 299
4.80%, 05/15/2033 100 100
5.50%, 05/15/2064 2,678 2,762
Cox Communications Inc
3.35%, 09/15/2026
(i)
200 192
3.50%, 08/15/2027
(i)
100 95
3.60%, 06/15/2051
(i)
100 72
5.45%, 09/15/2028
(i)
790 806
CSC Holdings LLC
4.13%, 12/01/2030
(i)
750 542
4.63%, 12/01/2030
(i)
3,151 1,611
7.50%, 04/01/2028
(i)
625 416
Discovery Communications LLC
5.30%, 05/15/2049 1,650 1,430
6.35%, 06/01/2040 200 202
DISH DBS Corp
5.88%, 11/15/2024 1,100 1,021
DISH Network Corp
11.75%, 11/15/2027
(i)
900 939
Fox Corp
4.71%, 01/25/2029 300 298
6.50%, 10/13/2033 100 108
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 2,035 1,734
Grupo Televisa SAB
6.63%, 01/15/2040 100 105
Informa PLC
2.13%, 10/06/2025 EUR 200 211
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(i)
$ 414 401
Nexstar Media Inc
5.63%, 07/15/2027
(i)
2,150 2,094
Paramount Global
4.20%, 06/01/2029 200 187
4.38%, 03/15/2043 1,526 1,105
4.60%, 01/15/2045 406 310
5.85%, 09/01/2043 529 470
Sirius XM Radio Inc
3.88%, 09/01/2031
(i)
2,775 2,313
4.13%, 07/01/2030
(i)
1,275 1,116
SportsNet New York
10.25%, 01/15/2025
(e),(f)
20,090 19,789
Time Warner Cable LLC
5.50%, 09/01/2041 250 220
6.55%, 05/01/2037 1,380 1,377
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
3,825 3,416
Walt Disney Co/The
1.75%, 01/13/2026 250 237
2.65%, 01/13/2031 100 89
3.60%, 01/13/2051 150 118
4.75%, 09/15/2044 100 95
5.40%, 10/01/2043 100 104
6.65%, 11/15/2037 100 117
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 94
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
$ 525 515
$ 63,309

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.81%
Alcoa Nederland Holding BV
4.13%, 03/31/2029
(i)
$ 200 $ 184
Anglo American Capital PLC
3.88%, 03/16/2029 200 188
4.50%, 09/15/2028 EUR 100 113
5.50%, 05/02/2033 $ 200 200
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(i)
2,000 2,086
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 100 106
BHP Billiton Finance Ltd
3.25%, 09/24/2027 EUR 100 109
4.30%, 09/25/2042 GBP 100 111
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 $ 100 90
4.88%, 02/27/2026 100 101
5.50%, 09/08/2053 100 106
Century Aluminum Co
7.50%, 04/01/2028
(i)
9,530 9,201
Constellium SE
3.75%, 04/15/2029
(i)
1,575 1,415
5.63%, 06/15/2028
(i)
775 758
Freeport-McMoRan Inc
5.45%, 03/15/2043 100 96
Glencore Capital Finance DAC
0.75%, 03/01/2029 EUR 150 141
Glencore Funding LLC
3.88%, 04/27/2051
(i)
$ 100 76
4.00%, 03/27/2027
(i)
100 97
Kinross Gold Corp
4.50%, 07/15/2027 150 147
Newmont Corp
2.60%, 07/15/2032 100 84
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(i)
19,888 2
Novelis Corp
3.88%, 08/15/2031
(i)
575 499
4.75%, 01/30/2030
(i)
2,889 2,680
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 200 132
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
1,581 1,429
Southern Copper Corp
6.75%, 04/16/2040 100 112
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(i)
1,775 1,815
$ 22,078
Miscellaneous Manufacturers - 0.23%
3M Co
3.63%, 09/14/2028 250 239
3.63%, 10/15/2047 150 113
Alstom SA
0.00%, 01/11/2029
(d)
EUR 100 89
Carlisle Cos Inc
2.20%, 03/01/2032 $ 100 81
Eaton Corp
4.15%, 11/02/2042 150 135
GE Capital Funding LLC
4.55%, 05/15/2032 200 196
General Electric Co
1.88%, 05/28/2027 EUR 200 208
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 150 130
4.25%, 09/15/2027 1,069 1,057
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 200 190
0.38%, 06/05/2026 200 204
0.63%, 02/25/2027 100 101
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Siemens Financieringsmaatschappij NV
(continued)
1.38%, 09/06/2030 EUR 300 $ 296
2.15%, 03/11/2031
(i)
$ 250 212
2.35%, 10/15/2026
(i)
250 236
3.25%, 05/27/2025
(i)
2,760 2,711
Teledyne Technologies Inc
2.75%, 04/01/2031 150 130
$ 6,328
Mortgage Backed Securities - 0.29%
Fannie Mae REMICS
0.44%, 09/25/2047
(l)
4,825 519
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.79%
0.54%, 05/25/2046
(l)
8,468 919
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 09/25/2046
(l)
2,214 260
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 01/25/2047
(l)
3,759 460
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 12/25/2049
(l)
4,854 571
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 05/25/2050
(l)
3,343 381
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.59%, 08/25/2049
(l)
3,528 389
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.59%, 11/25/2049
(l)
5,003 570
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.61%, 06/25/2050
(l)
2,166 244
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
0.74%, 03/25/2048
(l)
2,146 274
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
0.74%, 06/25/2048
(l)
2,331 283
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
Freddie Mac REMICS
0.59%, 10/25/2049
(l)
3,860 448
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.19%, 05/15/2042
(l)
3,914 436
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
1.19%, 08/15/2043
(l)
4,342 456
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
0.60%, 04/20/2046
(l)
8,975 1,008
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.65%, 11/20/2046
(l)
5,419 652
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
$ 7,870
Oil & Gas - 2.54%
Apache Corp
5.35%, 07/01/2049 3,046 2,491
6.00%, 01/15/2037 585 581

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets America Inc
3.00%, 02/24/2050 $ 1,623 $ 1,134
3.38%, 02/08/2061 100 71
3.54%, 04/06/2027 2,367 2,297
4.89%, 09/11/2033
(h)
979 984
BP Capital Markets PLC
2.52%, 04/07/2028 EUR 300 317
3.25%, 03/22/2026
(g),(j)
100 105
EUR Swap Annual (VS 6 Month) 5 Year +
3.52%
3.63%, 03/22/2029
(g),(j)
100 102
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
3.72%, 11/28/2028 $ 200 193
4.25%, 03/22/2027
(g),(j)
GBP 100 119
Generic Britain 5 Year Government Bond +
3.89%
4.88%, 03/22/2030
(g),(j)
$ 1,000 946
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Callon Petroleum Co
7.50%, 06/15/2030
(i)
125 132
Canadian Natural Resources Ltd
2.05%, 07/15/2025 200 191
2.95%, 07/15/2030 200 176
Cenovus Energy Inc
3.50%, 02/07/2028 CAD 200 143
6.75%, 11/15/2039 $ 100 110
Chesapeake Energy Corp
6.75%, 04/15/2029
(i)
625 632
Chevron Corp
2.24%, 05/11/2030 1,721 1,526
2.95%, 05/16/2026 400 387
Chevron USA Inc
4.20%, 10/15/2049 646 556
Civitas Resources Inc
8.63%, 11/01/2030
(i)
1,200 1,280
CNX Resources Corp
7.38%, 01/15/2031
(h),(i)
1,550 1,574
Comstock Resources Inc
5.88%, 01/15/2030
(i)
3,475 3,011
ConocoPhillips Co
5.05%, 09/15/2033 200 203
5.70%, 09/15/2063 150 159
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
100 82
Cosan Luxembourg SA
7.25%, 06/27/2031
(i)
1,300 1,312
Devon Energy Corp
5.25%, 10/15/2027 100 101
7.95%, 04/15/2032 100 116
Diamondback Energy Inc
3.13%, 03/24/2031 150 133
4.40%, 03/24/2051 1,235 1,017
6.25%, 03/15/2053 1,578 1,677
Ecopetrol SA
6.88%, 04/29/2030 1,850 1,808
Energean PLC
6.50%, 04/30/2027 1,200 1,080
Energian Israel Finance Ltd
5.88%, 03/30/2031
(i)
2,425 2,015
Eni SpA
0.63%, 01/23/2030 EUR 200 185
2.00%, 02/11/2027
(g),(j)
100 99
EUR Swap Annual (VS 6 Month) 5 Year +
2.20%
4.25%, 05/09/2029
(i)
$ 200 195
4.25%, 05/19/2033 EUR 100 113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EOG Resources Inc
4.15%, 01/15/2026 $ 200 $ 198
EQT Corp
3.63%, 05/15/2031
(h),(i)
2,431 2,166
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 89
3.29%, 03/19/2027 $ 200 194
3.45%, 04/15/2051 300 231
3.48%, 03/19/2030 200 190
Hess Corp
4.30%, 04/01/2027 200 198
6.00%, 01/15/2040 454 494
HF Sinclair Corp
5.00%, 02/01/2028
(i)
752 730
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 02/01/2031
(i)
875 840
6.25%, 04/15/2032
(i)
2,275 2,184
8.38%, 11/01/2033
(i)
200 215
KazMunayGas National Co JSC
6.38%, 10/24/2048 3,200 2,944
Kosmos Energy Ltd
7.75%, 05/01/2027 1,700 1,607
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
2,000 1,861
Marathon Oil Corp
5.20%, 06/01/2045 100 89
6.60%, 10/01/2037 999 1,047
Marathon Petroleum Corp
4.70%, 05/01/2025 300 298
MEG Energy Corp
5.88%, 02/01/2029
(i)
150 146
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 70
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 2,348 1,925
6.13%, 01/01/2031 1,093 1,135
6.38%, 09/01/2028 300 315
6.45%, 09/15/2036 100 107
6.63%, 09/01/2030 100 106
OMV AG
1.00%, 07/03/2034 EUR 100 85
2.88%, 06/01/2029
(g),(j)
100 97
EUR Swap Annual (VS 6 Month) 5 Year +
3.08%
ORLEN SA
1.13%, 05/27/2028 100 98
Ovintiv Inc
7.10%, 07/15/2053 $ 100 111
Permian Resources Operating LLC
5.88%, 07/01/2029
(i)
700 685
Petroleos de Venezuela SA
0.00%, 11/17/2021
(d)
2,000 222
0.00%, 05/16/2024
(d)
14,402 1,533
Petroleos Mexicanos
6.49%, 01/23/2027 2,050 1,927
6.63%, 06/15/2035 1,975 1,487
Phillips 66 Co
3.55%, 10/01/2026 150 146
3.75%, 03/01/2028 200 193
5.30%, 06/30/2033 100 102
Pioneer Natural Resources Co
5.10%, 03/29/2026 609 613
Puma International Financing SA
5.00%, 01/24/2026 1,275 1,208
Reliance Industries Ltd
2.88%, 01/12/2032 250 213

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Repsol International Finance BV
0.25%, 08/02/2027 EUR 200 $ 196
Santos Finance Ltd
5.25%, 03/13/2029 $ 200 195
Shell International Finance BV
0.50%, 11/08/2031 EUR 100 89
1.25%, 11/11/2032 100 92
2.50%, 09/12/2026 $ 300 286
3.00%, 11/26/2051 200 139
4.38%, 05/11/2045 200 182
5.50%, 03/25/2040 100 106
Suncor Energy Inc
3.75%, 03/04/2051 100 75
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 1,300 1,202
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 2,925 2,754
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 200 167
1.66%, 07/22/2026 GBP 200 237
2.99%, 06/29/2041 $ 200 154
TotalEnergies SE
1.63%, 10/25/2027
(g),(j)
EUR 100 97
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(g),(j)
100 88
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
2.63%, 02/26/2025
(g),(j)
200 211
EUR Swap Annual (VS 6 Month) 5 Year +
2.15%
Transocean Inc
6.80%, 03/15/2038 $ 1,325 1,073
7.50%, 04/15/2031 175 154
8.75%, 02/15/2030
(i)
1,164 1,206
Valero Energy Corp
3.65%, 12/01/2051 100 73
Var Energi ASA
7.50%, 01/15/2028
(i)
200 212
Viper Energy Inc
7.38%, 11/01/2031
(i)
2,450 2,532
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 96
Woodside Finance Ltd
4.50%, 03/04/2029
(i)
$ 150 144
$ 69,212
Oil & Gas Services - 0.06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 93
Halliburton Co
4.75%, 08/01/2043 938 882
4.85%, 11/15/2035 200 198
5.00%, 11/15/2045 100 97
Schlumberger Holdings Corp
3.90%, 05/17/2028
(i)
300 291
$ 1,561
Other Asset Backed Securities - 0.18%
Verizon Master Trust
0.50%, 05/20/2027 3,000 2,953
1.53%, 07/20/2028 2,025 1,956
$ 4,909
Packaging & Containers - 0.72%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,452 1,250
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(i)
$ 6,950 $ 5,633
Ball Corp
2.88%, 08/15/2030 125 107
DS Smith PLC
4.50%, 07/27/2030 EUR 100 111
Packaging Corp of America
3.40%, 12/15/2027 $ 200 191
5.70%, 12/01/2033 1,137 1,194
Sealed Air Corp/Sealed Air Corp US
7.25%, 02/15/2031
(i)
1,400 1,464
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 EUR 200 203
Sonoco Products Co
1.80%, 02/01/2025 $ 3,501 3,381
Stora Enso Oyj
4.25%, 09/01/2029 EUR 100 111
Trivium Packaging Finance BV
5.50%, 08/15/2026
(i)
$ 5,825 5,687
Verallia SA
1.63%, 05/14/2028 EUR 100 99
WRKCo Inc
3.00%, 06/15/2033 $ 100 86
$ 19,517
Pharmaceuticals - 1.75%
AbbVie Inc
0.75%, 11/18/2027 EUR 200 200
3.80%, 03/15/2025 $ 300 296
4.05%, 11/21/2039 2,389 2,161
4.25%, 11/14/2028 100 99
4.25%, 11/21/2049 1,345 1,182
4.88%, 11/14/2048 200 193
Astrazeneca Finance LLC
4.88%, 03/03/2028 1,191 1,211
4.90%, 03/03/2030 1,300 1,335
AstraZeneca PLC
0.70%, 04/08/2026 200 184
1.38%, 08/06/2030 200 166
3.00%, 05/28/2051 300 217
Bayer AG
4.00%, 08/26/2026 EUR 100 109
4.63%, 05/26/2033 200 221
Bayer US Finance II LLC
3.95%, 04/15/2045
(i)
$ 100 73
4.25%, 12/15/2025
(i)
200 195
4.70%, 07/15/2064
(i)
100 75
Becton Dickinson & Co
3.79%, 05/20/2050 100 81
4.30%, 08/22/2032 430 414
4.69%, 02/13/2028 1,231 1,231
Bristol-Myers Squibb Co
1.13%, 11/13/2027 100 89
2.95%, 03/15/2032 789 696
3.70%, 03/15/2052 200 156
3.90%, 02/20/2028 100 98
4.13%, 06/15/2039 200 180
4.35%, 11/15/2047 200 176
5.75%, 02/01/2031 1,180 1,254
6.40%, 11/15/2063 789 907
Cardinal Health Inc
4.60%, 03/15/2043 2,395 2,112
4.90%, 09/15/2045 100 91
Cencora Inc
2.70%, 03/15/2031 100 87
3.45%, 12/15/2027 403 387
4.25%, 03/01/2045 209 187
4.30%, 12/15/2047 733 653

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cigna Group/The
2.38%, 03/15/2031 $ 200 $ 170
2.40%, 03/15/2030 671 586
3.40%, 03/01/2027 200 192
3.40%, 03/15/2050 1,904 1,385
3.40%, 03/15/2051 200 145
3.88%, 10/15/2047 399 321
4.80%, 08/15/2038 200 193
CVS Health Corp
3.00%, 08/15/2026 200 192
4.78%, 03/25/2038 2,980 2,796
5.00%, 02/20/2026 200 201
5.00%, 01/30/2029 300 304
5.05%, 03/25/2048 200 183
5.13%, 07/20/2045 1,035 971
5.25%, 01/30/2031 200 204
6.00%, 06/01/2063 637 657
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 92
3.38%, 03/15/2029 $ 250 240
4.70%, 02/27/2033 895 912
4.88%, 02/27/2053 100 101
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 300 295
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 200 187
Grifols SA
3.88%, 10/15/2028
(i)
EUR 1,125 1,026
4.75%, 10/15/2028
(i)
$ 1,000 860
Johnson & Johnson
0.55%, 09/01/2025 100 94
0.95%, 09/01/2027 200 179
1.65%, 05/20/2035 EUR 100 96
2.10%, 09/01/2040 $ 400 282
2.25%, 09/01/2050 100 64
Merck & Co Inc
2.75%, 12/10/2051 100 67
3.40%, 03/07/2029 200 191
4.90%, 05/17/2044 300 300
5.15%, 05/17/2063 1,111 1,130
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 93
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 176
3.70%, 09/21/2042 100 86
Novartis Finance SA
0.00%, 09/23/2028
(d)
EUR 200 190
Option Care Health Inc
4.38%, 10/31/2029
(i)
$ 3,440 3,139
Pfizer Inc
0.80%, 05/28/2025 200 190
2.74%, 06/15/2043 GBP 100 91
3.90%, 03/15/2039 $ 200 178
4.00%, 03/15/2049 100 86
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 300 299
4.75%, 05/19/2033 956 955
5.11%, 05/19/2043 952 946
5.30%, 05/19/2053 1,178 1,197
5.34%, 05/19/2063 1,762 1,761
Prestige Brands Inc
3.75%, 04/01/2031
(i)
200 173
Sanofi SA
1.25%, 04/06/2029 EUR 200 201
1.50%, 09/22/2025 300 316
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 1,429 1,375
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 EUR 300 $ 289
3.03%, 07/09/2040 $ 200 154
5.00%, 11/26/2028 200 203
Upjohn Finance BV
1.36%, 06/23/2027 EUR 200 201
Viatris Inc
2.30%, 06/22/2027 $ 100 91
2.70%, 06/22/2030 100 85
3.85%, 06/22/2040 1,314 994
4.00%, 06/22/2050 2,858 2,023
Zoetis Inc
4.45%, 08/20/2048 100 89
4.50%, 11/13/2025 200 199
5.60%, 11/16/2032 572 605
$ 47,717
Pipelines - 2.15%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 1,716 1,645
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.75%, 01/15/2028
(i)
825 810
Boardwalk Pipelines LP
4.80%, 05/03/2029 100 98
Buckeye Partners LP
4.50%, 03/01/2028
(i)
1,025 962
5.60%, 10/15/2044 375 289
5.85%, 11/15/2043 1,450 1,184
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025 200 201
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 85
4.00%, 03/01/2031 100 91
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
2,825 2,462
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(i)
100 109
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,005 1,871
DCP Midstream Operating LP
3.25%, 02/15/2032 100 87
Enbridge Energy Partners LP
7.38%, 10/15/2045 150 177
Enbridge Inc
2.99%, 10/03/2029 CAD 300 205
5.36%, 05/26/2033 200 152
5.70%, 03/08/2033 $ 100 103
6.00%, 01/15/2077
(j)
400 385
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(j)
4,100 3,912
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
8.50%, 01/15/2084
(j)
200 214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 300 212
Energy Transfer LP
4.05%, 03/15/2025 $ 200 197
4.90%, 03/15/2035 405 382
4.95%, 05/15/2028 1,046 1,043
5.35%, 05/15/2045 1,306 1,215
5.40%, 10/01/2047 867 806
5.95%, 05/15/2054 100 100
6.10%, 02/15/2042 200 201
6.13%, 12/15/2045 617 630
6.25%, 04/15/2049 150 156

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP   (continued)
6.40%, 12/01/2030 $ 672 $ 716
Enterprise Products Operating LLC
3.70%, 01/31/2051 526 413
4.60%, 01/11/2027 1,068 1,071
5.10%, 02/15/2045 200 196
5.25%, 08/16/2077
(j)
393 378
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.35%, 01/31/2033 200 208
EQM Midstream Partners LP
4.75%, 01/15/2031
(i)
1,225 1,142
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(i)
100 82
Galaxy Pipeline Assets Bidco Ltd
3.25%, 09/30/2040 200 152
Genesis Energy LP / Genesis Energy Finance Corp
8.00%, 01/15/2027 1,780 1,801
8.25%, 01/15/2029 875 900
8.88%, 04/15/2030 1,150 1,203
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(i)
1,473 1,379
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038 1,950 1,993
Hess Midstream Operations LP
5.50%, 10/15/2030
(i)
1,050 1,026
Inter Pipeline Ltd
6.38%, 02/17/2033 CAD 100 78
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 100 67
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 90
5.40%, 09/01/2044 100 94
5.50%, 03/01/2044 772 735
Kinder Morgan Inc
5.30%, 12/01/2034 200 198
Magellan Midstream Partners LP
5.15%, 10/15/2043 100 93
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(i)
150 145
MPLX LP
4.70%, 04/15/2048 300 258
5.00%, 03/01/2033 100 98
New Fortress Energy Inc
6.75%, 09/15/2025
(i)
975 963
Northern Natural Gas Co
4.30%, 01/15/2049
(i)
100 83
5.63%, 02/01/2054
(i)
358 365
ONEOK Inc
5.80%, 11/01/2030 300 312
6.05%, 09/01/2033 100 105
6.63%, 09/01/2053 100 110
ONEOK Partners LP
6.65%, 10/01/2036 2,416 2,625
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 200 131
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 601 487
4.90%, 02/15/2045 150 131
6.65%, 01/15/2037 1,065 1,147
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 200 196
5.90%, 09/15/2037 591 620
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(i)
675 622
7.38%, 02/15/2029
(i)
1,250 1,247
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Corp
4.20%, 02/01/2033 $ 100 $ 92
6.15%, 03/01/2029 689 720
6.50%, 02/15/2053 100 108
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 1,362 1,386
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(i)
300 264
TransCanada PipeLines Ltd
4.75%, 05/15/2038 300 280
5.92%, 05/12/2052 CAD 200 157
Transcanada Trust
5.60%, 03/07/2082
(j)
$ 3,800 3,336
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(j)
882 847
3 Month USD LIBOR + 4.64%
Venture Global LNG Inc
8.38%, 06/01/2031
(i)
4,200 4,241
9.88%, 02/01/2032
(i)
1,775 1,867
Western Midstream Operating LP
4.05%, 02/01/2030 100 93
5.45%, 04/01/2044 100 91
Williams Cos Inc/The
2.60%, 03/15/2031 200 171
5.30%, 08/15/2028 200 204
5.30%, 08/15/2052 100 97
5.75%, 06/24/2044 815 827
$ 58,425
Private Equity - 0.03%
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 75
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 $ 200 141
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(i)
100 93
CBRE Global Investors Open-Ended Funds SCA
SICAV-SIF-Pan European Core Fund
0.50%, 01/27/2028 EUR 100 93
EQT AB
2.38%, 04/06/2028 100 101
Intermediate Capital Group PLC
1.63%, 02/17/2027 100 100
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(i)
$ 150 105
$ 708
Real Estate - 0.29%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 87
Akelius Residential Property Financing BV
1.13%, 01/11/2029 100 90
Annington Funding PLC
3.18%, 07/12/2029 GBP 200 226
Aroundtown SA
3.00%, 10/16/2029 100 99
Aster Treasury Plc
1.41%, 01/27/2036 100 88
Blackstone Property Partners Europe Holdings Sarl
1.00%, 10/20/2026 EUR 200 197
Blend Funding PLC
3.46%, 09/21/2049 GBP 100 95
China Overseas Grand Oceans Finance IV Cayman
Ltd
2.45%, 02/09/2026 $ 200 169
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 94

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Country Garden Holdings Co Ltd
0.00%, 05/27/2025
(d)
$ 300 $ 21
0.00%, 02/06/2026
(d)
1,900 144
0.00%, 04/08/2026
(d)
700 54
0.00%, 07/12/2026
(d)
200 14
CPI Property Group SA
1.63%, 04/23/2027 EUR 100 87
CTP NV
1.25%, 06/21/2029 100 91
Deutsche Wohnen SE
1.50%, 04/30/2030 100 94
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 83
Hongkong Land Finance Cayman Islands Co Ltd/
The
5.25%, 07/14/2033 $ 200 197
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 60
Kojamo Oyj
1.88%, 05/27/2027 EUR 100 98
LEG Immobilien SE
0.75%, 06/30/2031 100 85
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 101
MAF Global Securities Ltd
7.88%, 06/30/2027
(g),(j)
$ 3,275 3,371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 115
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(i)
$ 830 668
Orbit Capital PLC
2.00%, 11/24/2038 GBP 100 84
Paragon Treasury PLC
2.00%, 05/07/2036 100 89
Peabody Capital PLC
5.25%, 03/17/2043 100 124
Platform HG Financing PLC
1.93%, 09/15/2041 100 82
Prologis International Funding II SA
4.63%, 02/21/2035 EUR 100 111
Southern Housing
3.50%, 10/19/2047 GBP 100 90
Sun Hung Kai Properties Capital Market Ltd
2.88%, 01/21/2030 $ 200 176
VGP NV
1.63%, 01/17/2027 EUR 100 99
Vonovia Finance BV
1.13%, 09/14/2034 100 80
Vonovia SE
0.00%, 12/01/2025
(d)
200 202
0.38%, 06/16/2027 100 97
0.63%, 03/24/2031 200 171
$ 7,833
Regional Authority - 0.10%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 2,087 2,061
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(m)
1,500 583
$ 2,644
REITs - 1.11%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 400 397
Allied Properties Real Estate Investment Trust
3.11%, 04/08/2027 CAD 300 203
American Homes 4 Rent LP
4.25%, 02/15/2028 $ 200 194
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
American Tower Corp
0.45%, 01/15/2027 EUR 100 $ 99
1.45%, 09/15/2026 $ 200 183
1.50%, 01/31/2028 300 263
2.30%, 09/15/2031 1,114 922
2.70%, 04/15/2031 200 171
4.63%, 05/16/2031 EUR 100 114
AvalonBay Communities Inc
2.45%, 01/15/2031 $ 100 86
Boston Properties LP
2.55%, 04/01/2032 150 119
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 94
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 300 219
Covivio SA/France
1.63%, 06/23/2030 EUR 100 96
Crown Castle Inc
2.25%, 01/15/2031 $ 100 83
2.90%, 04/01/2041 200 143
5.00%, 01/11/2028 806 802
5.20%, 02/15/2049 412 385
5.60%, 06/01/2029 698 711
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 200 179
Digital Realty Trust LP
5.55%, 01/15/2028 $ 100 102
EPR Properties
4.95%, 04/15/2028 100 96
Equinix Inc
1.00%, 03/15/2033 EUR 100 86
3.90%, 04/15/2032 $ 100 93
ERP Operating LP
3.50%, 03/01/2028 200 192
Extra Space Storage LP
5.70%, 04/01/2028 100 102
Gecina SA
1.63%, 05/29/2034 EUR 100 92
GLP Capital LP / GLP Financing II Inc
5.38%, 04/15/2026 $ 300 299
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(i)
325 302
3.75%, 09/15/2030
(h),(i)
1,275 1,053
8.00%, 06/15/2027
(i)
1,100 1,139
Healthpeak OP LLC
3.50%, 07/15/2029 100 93
Highwoods Realty LP
2.60%, 02/01/2031 100 79
Host Hotels & Resorts LP
3.50%, 09/15/2030 1,772 1,593
ICADE
1.63%, 02/28/2028 EUR 200 200
Inmobiliaria Colonial Socimi SA
2.00%, 04/17/2026 200 209
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 $ 100 101
Kilroy Realty LP
4.75%, 12/15/2028 100 96
Kimco Realty OP LLC
2.25%, 12/01/2031 100 81
4.60%, 02/01/2033 150 144
Klepierre SA
2.00%, 05/12/2029 EUR 100 101
LXP Industrial Trust
2.38%, 10/01/2031 $ 650 524
Merlin Properties Socimi SA
1.38%, 06/01/2030 EUR 100 93

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 2,050 $ 1,662
3.50%, 03/15/2031 $ 675 414
5.00%, 10/15/2027 1,250 946
National Health Investors Inc
3.00%, 02/01/2031 1,203 957
NNN REIT Inc
5.60%, 10/15/2033 150 153
Omega Healthcare Investors Inc
3.25%, 04/15/2033 2,397 1,935
3.38%, 02/01/2031 997 855
Piedmont Operating Partnership LP
3.15%, 08/15/2030 100 77
Praemia Healthcare SACA
5.50%, 09/19/2028 EUR 100 114
Prologis Euro Finance LLC
0.50%, 02/16/2032 300 253
Prologis LP
1.63%, 03/15/2031 $ 200 162
2.25%, 04/15/2030 200 175
4.00%, 09/15/2028 100 98
Public Storage Operating Co
5.35%, 08/01/2053 450 462
Realty Income Corp
3.20%, 01/15/2027 200 191
4.65%, 03/15/2047 100 92
4.88%, 07/06/2030 EUR 100 114
5.05%, 01/13/2026 $ 200 200
Regency Centers LP
5.25%, 01/15/2034 100 100
Sabra Health Care LP
5.13%, 08/15/2026 200 197
Scentre Group Trust 2
4.75%, 09/24/2080
(i)
1,600 1,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.76%
Segro PLC
5.13%, 12/06/2041 GBP 100 123
SELP Finance Sarl
1.50%, 11/20/2025 EUR 100 104
Service Properties Trust
8.63%, 11/15/2031
(i)
$ 1,975 2,094
Simon Property Group LP
2.20%, 02/01/2031 150 126
5.50%, 03/08/2033 100 103
5.85%, 03/08/2053 100 106
STORE Capital Corp
4.50%, 03/15/2028 200 188
Tritax Big Box REIT PLC
2.63%, 12/14/2026 GBP 100 118
Trust Fibra Uno
5.25%, 01/30/2026 $ 200 196
UDR Inc
3.10%, 11/01/2034 100 82
Unibail-Rodamco-Westfield SE
1.88%, 01/15/2031 EUR 200 192
2.00%, 05/29/2037 100 88
2.88%, 01/25/2026
(g),(j)
100 100
EUR Swap Annual (VS 6 Month) 5 Year +
2.11%
Ventas Realty LP
5.70%, 09/30/2043 $ 150 146
VICI Properties LP
4.75%, 02/15/2028 200 196
5.63%, 05/15/2052 100 94
Vornado Realty LP
2.15%, 06/01/2026 701 635
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
WEA Finance LLC
3.50%, 06/15/2029
(i)
$ 100 $ 86
Welltower OP LLC
4.13%, 03/15/2029 200 194
4.25%, 04/01/2026 100 99
4.80%, 11/20/2028 GBP 100 125
Weyerhaeuser Co
4.00%, 03/09/2052 $ 972 789
4.75%, 05/15/2026 1,225 1,219
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 90
$ 30,305
Retail - 1.41%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
$ 6,100 5,452
7-Eleven Inc
0.95%, 02/10/2026
(i)
100 93
2.50%, 02/10/2041
(i)
100 69
Asbury Automotive Group Inc
5.00%, 02/15/2032
(i)
500 452
AutoZone Inc
3.63%, 04/15/2025 200 197
4.75%, 08/01/2032 100 98
6.25%, 11/01/2028 343 364
Beacon Roofing Supply Inc
6.50%, 08/01/2030
(i)
475 482
CK Hutchison Europe Finance 18 Ltd
1.25%, 04/13/2025 EUR 200 209
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 100 82
CK Hutchison International 21 Ltd
3.13%, 04/15/2041
(i)
$ 200 154
Costco Wholesale Corp
1.38%, 06/20/2027 200 182
Dick's Sporting Goods Inc
4.10%, 01/15/2052 100 72
Dollar General Corp
3.50%, 04/03/2030 200 184
Genuine Parts Co
6.50%, 11/01/2028 1,050 1,117
Home Depot Inc/The
1.38%, 03/15/2031 100 81
3.35%, 04/15/2050 200 153
4.00%, 09/15/2025 300 297
4.50%, 12/06/2048 200 185
4.90%, 04/15/2029 695 712
4.95%, 09/15/2052 200 197
IRB Holding Corp
7.00%, 06/15/2025
(i)
900 894
Kohl's Corp
5.55%, 07/17/2045
(h)
886 597
LBM Acquisition LLC
6.25%, 01/15/2029
(i)
1,850 1,679
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(i)
2,350 2,412
Lowe's Cos Inc
2.50%, 04/15/2026 200 191
2.63%, 04/01/2031 200 174
4.05%, 05/03/2047 200 167
4.45%, 04/01/2062 637 534
4.50%, 04/15/2030 100 99
5.75%, 07/01/2053 200 212
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(i)
4,550 4,386
McDonald's Corp
1.50%, 11/28/2029 EUR 300 296
3.60%, 07/01/2030 $ 150 142
3.63%, 09/01/2049 1,357 1,063

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald’s Corp   (continued)
3.70%, 01/30/2026 $ 100 $ 98
4.60%, 09/09/2032 100 100
4.80%, 08/14/2028 2,078 2,110
4.88%, 12/09/2045 200 194
5.15%, 09/09/2052 100 100
5.45%, 08/14/2053 1,163 1,211
O'Reilly Automotive Inc
3.60%, 09/01/2027 1,023 986
5.75%, 11/20/2026 690 707
Park River Holdings Inc
6.75%, 08/01/2029
(i)
1,275 1,081
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(i)
1,250 1,339
Richemont International Holding SA
1.63%, 05/26/2040 EUR 150 127
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(i)
$ 2,275 2,236
SRS Distribution Inc
6.00%, 12/01/2029
(i)
2,000 1,870
Starbucks Corp
4.50%, 11/15/2048 100 90
4.75%, 02/15/2026 100 100
4.80%, 02/15/2033 100 101
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
800 719
Target Corp
2.95%, 01/15/2052 100 70
4.50%, 09/15/2032 200 198
Tractor Supply Co
5.25%, 05/15/2033 100 102
Walmart Inc
1.50%, 09/22/2028 200 179
1.80%, 09/22/2031 150 126
2.50%, 09/22/2041 100 73
2.95%, 09/24/2049 100 73
4.00%, 04/15/2030 300 298
4.50%, 04/15/2053 100 95
5.63%, 03/27/2034 GBP 200 277
$ 38,338
Savings & Loans - 0.10%
Nationwide Building Society
0.25%, 09/14/2028 EUR 100 94
3.90%, 07/21/2025
(i)
$ 300 295
New York Community Bancorp Inc
8.43%, 11/06/2028
(h)
2,491 2,323
CME Term Secured Overnight Financing
Rate 3 Month + 3.04%
$ 2,712
Semiconductors - 0.39%
Analog Devices Inc
2.95%, 04/01/2025 200 196
Applied Materials Inc
3.30%, 04/01/2027 300 290
ASML Holding NV
0.63%, 05/07/2029 EUR 100 96
Broadcom Inc
2.45%, 02/15/2031
(i)
$ 2,098 1,786
3.19%, 11/15/2036
(i)
1,938 1,575
3.42%, 04/15/2033
(i)
150 132
3.46%, 09/15/2026 200 194
Foundry JV Holdco LLC
5.88%, 01/25/2034
(i)
1,246 1,283
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp
2.80%, 08/12/2041 $ 200 $ 148
3.25%, 11/15/2049 200 145
3.70%, 07/29/2025 200 197
4.10%, 05/19/2046 250 219
4.88%, 02/10/2028 200 203
5.05%, 08/05/2062 200 192
KLA Corp
4.95%, 07/15/2052 100 98
Marvell Technology Inc
4.88%, 06/22/2028 200 200
Micron Technology Inc
5.88%, 02/09/2033 200 209
NVIDIA Corp
2.00%, 06/15/2031 200 171
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 99
QUALCOMM Inc
4.30%, 05/20/2047 100 90
4.80%, 05/20/2045 200 196
6.00%, 05/20/2053 464 527
Skyworks Solutions Inc
3.00%, 06/01/2031 100 86
Texas Instruments Inc
3.88%, 03/15/2039 200 184
4.60%, 02/15/2028 802 811
4.90%, 03/14/2033 100 103
5.00%, 03/14/2053 655 654
TSMC Arizona Corp
3.13%, 10/25/2041 200 160
TSMC Global Ltd
0.75%, 09/28/2025 300 280
1.38%, 09/28/2030 200 163
$ 10,687
Software - 1.44%
ACI Worldwide Inc
5.75%, 08/15/2026
(i)
375 371
Capstone Borrower Inc
8.00%, 06/15/2030
(i)
2,775 2,880
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(i)
1,450 1,488
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(i)
1,375 1,267
4.88%, 07/01/2029
(i)
3,150 2,941
Concentrix Corp
6.60%, 08/02/2028 200 206
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(h),(i)
440 409
Fidelity National Information Services Inc
0.63%, 12/03/2025 EUR 200 206
2.25%, 03/01/2031 $ 100 84
3.10%, 03/01/2041 100 74
5.63%, 07/15/2052 723 739
Fiserv Inc
3.00%, 07/01/2031 GBP 100 112
3.85%, 06/01/2025 $ 200 197
4.40%, 07/01/2049 1,478 1,287
5.63%, 08/21/2033 984 1,025
Intuit Inc
5.13%, 09/15/2028 300 308
5.20%, 09/15/2033 608 631
Microsoft Corp
1.35%, 09/15/2030
(i)
100 84
2.40%, 08/08/2026 200 191
2.53%, 06/01/2050 200 133
2.68%, 06/01/2060 150 99
2.92%, 03/17/2052 1,137 816

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp   (continued)
3.70%, 08/08/2046 $ 200 $ 173
4.10%, 02/06/2037 400 387
MSCI Inc
4.00%, 11/15/2029
(i)
200 186
Open Text Corp
3.88%, 12/01/2029
(i)
450 406
Oracle Corp
1.65%, 03/25/2026 300 280
2.30%, 03/25/2028 2,423 2,199
2.80%, 04/01/2027 300 283
2.88%, 03/25/2031 100 88
3.60%, 04/01/2040 400 320
3.60%, 04/01/2050 200 147
3.80%, 11/15/2037 2,613 2,230
3.85%, 04/01/2060 300 218
4.00%, 11/15/2047 677 540
4.13%, 05/15/2045 200 164
4.65%, 05/06/2030 100 99
4.90%, 02/06/2033 610 604
5.55%, 02/06/2053 313 311
Playtika Holding Corp
4.25%, 03/15/2029
(i)
5,200 4,466
RingCentral Inc
8.50%, 08/15/2030
(i)
1,750 1,805
Roper Technologies Inc
4.20%, 09/15/2028 300 294
Salesforce Inc
1.95%, 07/15/2031 300 252
SAP SE
1.25%, 03/10/2028 EUR 200 204
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
$ 1,350 1,325
Take-Two Interactive Software Inc
5.00%, 03/28/2026 200 201
Twilio Inc
3.63%, 03/15/2029 175 158
3.88%, 03/15/2031 1,875 1,653
UKG Inc
6.88%, 02/01/2031
(i),(n)
1,500 1,517
VMware LLC
4.70%, 05/15/2030 100 98
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
3,350 2,977
$ 39,133
Sovereign - 3.00%
Argentine Republic Government International Bond
0.75%, 07/09/2030
(m)
3,825 1,546
3.62%, 07/09/2035
(m)
6,275 2,094
4.25%, 01/09/2038
(m)
1,850 712
Bahamas Government International Bond
6.00%, 11/21/2028 1,350 1,206
9.00%, 06/16/2029
(i)
500 487
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2033 BRL 24,400 4,774
Colombian TES
6.00%, 04/28/2028 COP 23,300,000 5,395
Dominican Republic International Bond
6.85%, 01/27/2045 $ 2,425 2,365
Ecuador Government International Bond
3.50%, 07/31/2035
(m)
5,775 2,366
6.00%, 07/31/2030
(m)
1,100 575
Egypt Government International Bond
7.30%, 09/30/2033 4,825 3,173
Gabon Government International Bond
6.63%, 02/06/2031 1,800 1,469
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Guatemala Government Bond
5.25%, 08/10/2029 $ 1,800 $ 1,739
Hungary Government Bond
9.65%, 04/22/2027 HUF 650,000 1,849
3 Month Budapest Interbank Offered Rate +
0.00%
Hungary Government International Bond
6.25%, 09/22/2032 $ 2,600 2,713
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 29,800,000 1,885
6.50%, 02/15/2031 9,100,000 571
6.63%, 02/15/2034 30,000,000 1,902
7.00%, 02/15/2033 32,700,000 2,127
Iraq International Bond
5.80%, 01/15/2028 $ 2,949 2,746
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 1,900 1,861
6.88%, 10/17/2040 2,375 2,140
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 100,000 683
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027 $ 1,425 1,436
Mexican Bonos
7.50%, 06/03/2027 MXN 87,150 4,793
Mexico Government International Bond
4.28%, 08/14/2041 $ 2,681 2,167
6.05%, 01/11/2040 1,720 1,715
6.34%, 05/04/2053 400 399
Nigeria Government International Bond
9.25%, 01/21/2049 2,175 1,909
Peru Government Bond
5.40%, 08/12/2034 PEN 3,600 860
Peruvian Government International Bond
7.30%, 08/12/2033
(i)
8,768 2,430
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 706
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 28,800 1,417
8.75%, 01/31/2044 47,600 1,879
Republic of South Africa Government International
Bond
4.85%, 09/30/2029 $ 1,275 1,162
Republic of Uzbekistan International Bond
7.85%, 10/12/2028
(i)
1,775 1,840
Romanian Government International Bond
6.63%, 02/17/2028 2,300 2,381
Senegal Government International Bond
4.75%, 03/13/2028 EUR 1,175 1,161
5.38%, 06/08/2037 1,575 1,226
5.38%, 06/08/2037
(i)
700 545
Serbia International Bond
6.50%, 09/26/2033 $ 1,850 1,886
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(d)
2,850 716
Tunisian Republic
6.38%, 07/15/2026 EUR 1,875 1,529
Turkiye Government Bond
26.20%, 10/05/2033 TRY 51,800 1,715
Ukraine Government International Bond
0.00%, 09/01/2029
(d)
$ 500 125
0.00%, 08/01/2041
(d),(m)
2,725 1,254
$ 81,629
Supranational Bank - 0.44%
European Bank for Reconstruction & Development
1.50%, 02/13/2025 1,860 1,798
6.30%, 10/26/2027 INR 291,000 3,440
Inter-American Development Bank
1.13%, 07/20/2028 $ 2,657 2,344

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 $ 2,166 $ 1,916
3.13%, 11/20/2025 1,145 1,120
6.85%, 04/24/2028 INR 67,000 807
7.05%, 07/22/2029 43,500 526
$ 11,951
Telecommunications - 2.18%
America Movil SAB de CV
4.38%, 04/22/2049 $ 200 176
4.70%, 07/21/2032 200 195
AT&T Inc
0.25%, 03/04/2026 EUR 200 203
2.55%, 12/01/2033 $ 200 162
2.60%, 05/19/2038 EUR 150 139
3.55%, 09/15/2055 $ 500 356
3.65%, 06/01/2051 300 224
3.65%, 09/15/2059 300 212
3.85%, 06/01/2060 509 375
4.25%, 06/01/2043 GBP 100 106
4.30%, 11/18/2034 EUR 100 114
4.50%, 05/15/2035 $ 2,747 2,595
4.75%, 05/15/2046 1,774 1,606
4.90%, 08/15/2037 2,031 1,964
5.20%, 11/18/2033 GBP 100 127
5.40%, 02/15/2034 $ 805 826
5.54%, 02/20/2026 300 300
5.55%, 08/15/2041 250 253
Axian Telecom
7.38%, 02/16/2027
(i)
1,975 1,859
Bell Telephone Co of Canada or Bell Canada
3.60%, 09/29/2027 CAD 200 144
4.30%, 07/29/2049 $ 100 86
4.75%, 09/29/2044 CAD 100 69
5.60%, 08/11/2053 150 118
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 112
4.25%, 01/06/2033 EUR 100 113
5.13%, 12/04/2028 $ 200 203
C&W Senior Financing DAC
6.88%, 09/15/2027
(i)
3,325 3,150
Cisco Systems Inc
2.50%, 09/20/2026 100 96
5.90%, 02/15/2039 100 110
CK Hutchison Group Telecom Finance SA
1.13%, 10/17/2028 EUR 100 98
CommScope Inc
7.13%, 07/01/2028
(i)
$ 350 150
8.25%, 03/01/2027
(i)
2,025 888
CommScope Technologies LLC
6.00%, 06/15/2025
(i)
543 432
Corning Inc
5.45%, 11/15/2079 1,854 1,798
CT Trust
5.13%, 02/03/2032
(i)
1,250 1,100
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 82
Deutsche Telekom International Finance BV
1.38%, 12/01/2025 150 157
4.38%, 06/21/2028
(i)
$ 300 296
9.25%, 06/01/2032 100 129
Digicel International Finance Ltd/Digicel
international Holdings Ltd
8.75%, 05/25/2024
(i)
450 425
8.75%, 05/25/2024 4,300 4,063
HKT Capital No 4 Ltd
3.00%, 07/14/2026 200 190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Iliad Holding SASU
7.00%, 10/15/2028
(i)
$ 1,000 $ 992
Koninklijke KPN NV
3.88%, 07/03/2031 EUR 100 111
Level 3 Financing Inc
3.63%, 01/15/2029
(i)
$ 1,925 568
3.75%, 07/15/2029
(i)
700 200
4.25%, 07/01/2028
(i)
1,025 343
4.63%, 09/15/2027
(i)
125 65
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(i)
1,625 1,013
Nokia Oyj
4.38%, 08/21/2031 EUR 100 109
NTT Finance Corp
0.01%, 03/03/2025 200 208
0.34%, 03/03/2030 100 92
Orange SA
0.50%, 09/04/2032 200 174
1.38%, 02/11/2029
(g),(j)
100 93
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.75%, 12/19/2026
(g),(j)
100 101
Euribor Swap Rate 5 Year + 2.18%
1.88%, 09/12/2030 200 201
2.38%, 01/15/2025
(g),(j)
200 211
EUR Swap Annual (VS 6 Month) 5 Year +
2.36%
3.25%, 01/15/2032 GBP 100 115
Rogers Communications Inc
3.20%, 03/15/2027 $ 200 191
3.25%, 05/01/2029 CAD 200 139
4.55%, 03/15/2052 $ 200 172
5.90%, 09/21/2033 CAD 200 158
6.75%, 11/09/2039 100 83
SES SA
1.63%, 03/22/2026 EUR 100 103
Sprint Capital Corp
6.88%, 11/15/2028 $ 200 216
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(i)
170 170
Telefonica Emisiones SA
1.45%, 01/22/2027 EUR 100 103
2.32%, 10/17/2028 300 312
4.10%, 03/08/2027 $ 150 147
4.18%, 11/21/2033 EUR 100 114
4.90%, 03/06/2048 $ 1,457 1,288
5.52%, 03/01/2049 200 192
Telia Co AB
0.13%, 11/27/2030 EUR 100 88
Telstra Corp Ltd
1.38%, 03/26/2029 100 99
TELUS Corp
3.15%, 02/19/2030 CAD 500 342
4.70%, 03/06/2048 100 67
T-Mobile USA Inc
3.00%, 02/15/2041 $ 3,859 2,884
3.50%, 04/15/2025 200 196
3.60%, 11/15/2060 811 585
3.88%, 04/15/2030 300 284
4.38%, 04/15/2040 200 180
4.50%, 04/15/2050 100 88
4.80%, 07/15/2028 200 201
5.05%, 07/15/2033 200 200
5.65%, 01/15/2053 728 751

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 $ 109
0.88%, 04/08/2027 EUR 200 202
1.30%, 05/18/2033 100 90
1.45%, 03/20/2026 $ 400 373
1.75%, 01/20/2031 150 123
2.36%, 03/15/2032 300 249
2.50%, 04/08/2031 GBP 100 109
2.65%, 05/06/2030 AUD 200 111
2.65%, 11/20/2040 $ 150 107
2.85%, 09/03/2041 1,830 1,339
2.88%, 01/15/2038 EUR 100 98
2.99%, 10/30/2056 $ 300 196
3.00%, 11/20/2060 1,315 833
3.40%, 03/22/2041 864 683
3.55%, 03/22/2051 300 226
3.88%, 03/01/2052 577 461
4.00%, 03/22/2050 200 164
4.02%, 12/03/2029 300 288
4.25%, 10/31/2030 EUR 100 114
5.05%, 05/09/2033
(h)
$ 988 998
Viasat Inc
5.63%, 09/15/2025
(i)
4,550 4,396
5.63%, 04/15/2027
(i)
725 681
6.50%, 07/15/2028
(i)
290 224
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
3,450 3,018
Vodafone Group PLC
2.20%, 08/25/2026 EUR 200 212
4.25%, 09/17/2050 $ 416 342
4.38%, 02/19/2043 660 576
5.13%, 06/04/2081
(j)
2,900 2,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
5.63%, 02/10/2053 300 302
5.75%, 02/10/2063 651 660
Vodafone International Financing DAC
3.75%, 12/02/2034 EUR 100 111
$ 59,334
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.55%, 11/19/2026 $ 200 191
Transportation - 0.71%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
4,310 4,273
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050 100 79
4.15%, 12/15/2048 1,091 944
4.45%, 03/15/2043 1,091 1,014
5.20%, 04/15/2054 150 153
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 55
3.85%, 08/05/2032 $ 100 94
Canadian Pacific Railway Co
1.35%, 12/02/2024 1,800 1,741
2.45%, 12/02/2031 200 184
2.88%, 11/15/2029 100 90
4.30%, 05/15/2043 200 175
4.70%, 05/01/2048 812 734
CSX Corp
3.35%, 09/15/2049 100 74
3.80%, 11/01/2046 100 83
4.25%, 03/15/2029 100 99
4.50%, 11/15/2052 854 778
Deutsche Post AG
0.38%, 05/20/2026 EUR 100 102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
DSV Finance BV
1.38%, 03/16/2030 EUR 100 $ 97
East Japan Railway Co
4.11%, 02/22/2043 100 115
FedEx Corp
0.45%, 08/05/2025 200 207
4.95%, 10/17/2048 $ 200 187
5.10%, 01/15/2044 100 97
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 2,628 2,200
Norfolk Southern Corp
3.15%, 06/01/2027 200 192
4.15%, 02/28/2048 100 85
4.55%, 06/01/2053 100 90
5.35%, 08/01/2054 100 102
Ryder System Inc
5.25%, 06/01/2028 881 896
6.60%, 12/01/2033 892 973
Transnet SOC Ltd
8.25%, 02/06/2028
(i)
1,100 1,105
TTX Co
5.50%, 09/25/2026
(i)
839 851
5.75%, 11/22/2033
(i)
250 267
Union Pacific Corp
3.25%, 08/15/2025 200 196
3.25%, 02/05/2050 100 75
3.60%, 09/15/2037 200 177
3.84%, 03/20/2060 100 80
3.85%, 02/14/2072 200 155
United Parcel Service Inc
3.90%, 04/01/2025 200 198
5.30%, 04/01/2050 200 209
XPO Inc
6.25%, 06/01/2028
(i)
150 150
$ 19,376
Trucking & Leasing - 0.20%
GATX Corp
3.25%, 09/15/2026
(h)
1,286 1,234
4.00%, 06/30/2030 100 94
6.05%, 03/15/2034 943 981
Penske Truck Leasing Co Lp / PTL Finance Corp
5.35%, 01/12/2027
(i)
154 155
5.70%, 02/01/2028
(i)
1,216 1,243
5.88%, 11/15/2027
(i)
100 103
6.05%, 08/01/2028
(i)
977 1,014
6.20%, 06/15/2030
(i)
516 542
$ 5,366
Water - 0.12%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
1,475 1,551
American Water Capital Corp
3.45%, 06/01/2029 200 190
4.15%, 06/01/2049 100 86
Anglian Water Services Financing PLC
2.63%, 06/15/2027 GBP 100 117
Essential Utilities Inc
3.35%, 04/15/2050 $ 100 72
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 134
Severn Trent Utilities Finance PLC
5.25%, 04/04/2036 100 127
Suez SACA
5.00%, 11/03/2032 EUR 100 118
Thames Water Utilities Finance PLC
1.25%, 01/31/2032 100 82
2.38%, 04/22/2040 GBP 150 112
United Utilities Water Finance PLC
2.63%, 02/12/2031 100 110

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 $ 204
1.63%, 09/17/2030 100 98
Yorkshire Water Finance PLC
1.75%, 11/26/2026 GBP 100 114
2.75%, 04/18/2041 100 85
$ 3,200
TOTAL BONDS $ 1,940,274
SENIOR FLOATING RATE INTERESTS
- 10 .99%
Principal
Amount (000's) Value (000's)
Advertising - 0.13%
ABG Intermediate Holdings 2 LLC
8.96%, 12/21/2028
(p)
$ 412 $ 413
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Clear Channel Outdoor Holdings Inc
9.13%, 08/07/2026
(p)
2,734 2,701
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Dotdash Meredith Inc
9.45%, 12/01/2028
(p)
527 518
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 3,632
Aerospace & Defense - 0.05%
TransDigm Inc
8.60%, 08/24/2028
(p)
802 802
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.60%, 02/14/2031
(p)
500 501
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 1,303
Airlines - 0 .20%
AAdvantage Loyalty IP Ltd
10.33%, 04/20/2028
(p)
1,271 1,300
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada
9.39%, 08/11/2028
(p)
591 591
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
American Airlines Inc
8.60%, 02/15/2028
(p)
375 373
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Mileage Plus Holdings LLC
10.77%, 06/21/2027
(p)
175 180
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
SkyMiles IP Ltd
9.07%, 10/20/2027
(p)
1,072 1,096
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc
9.20%, 04/21/2028
(p)
442 442
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
WestJet Airlines Ltd
8.44%, 12/11/2026
(p)
1,550 1,547
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 5,529
Apparel - 0.02%
Birkenstock US BidCo Inc
8.89%, 04/28/2028
(p)
452 452
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.21%
Clarios Global LP
8.33%, 05/06/2030
(p)
$ 1,332 $ 1,332
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Dexko Global Inc
9.36%, 10/04/2028
(p)
286 284
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
First Brands Group LLC
10.88%, 03/30/2027
(p)
2,605 2,599
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
14.38%, 03/30/2028
(p)
1,475 1,431
CME Term Secured Overnight Financing
Rate 6 Month + 8.50%
Phinia Inc
9.46%, 07/03/2028
(p)
175 174
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 5,820
Beverages - 0.09%
Arterra Wines Canada Inc
9.11%, 11/25/2027
(p)
189 179
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
City Brewing Co LLC
9.08%, 04/05/2028
(p)
696 523
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Naked Juice LLC
8.70%, 01/24/2029
(p)
81 77
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
11.45%, 01/24/2030
(p)
135 108
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Pegasus Bidco BV
9.63%, 07/12/2029
(p)
325 325
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Triton Water Holdings Inc
8.86%, 03/31/2028
(p)
1,262 1,241
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 2,453
Biotechnology - 0.01%
Emergent BioSolutions Inc
11.43%, 05/15/2025
(p)
286 241
1 Month USD LIBOR + 2.00%
Building Materials - 0.09%
ACProducts Holdings Inc
9.86%, 05/17/2028
(p)
468 404
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC
0.00%, 11/03/2028
(p),(q)
285 283
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.71%, 10/22/2028
(p)
815 805
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Emerald Borrower LP
8.36%, 05/31/2030
(p)
375 375
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Standard Industries Inc/NJ
7.70%, 08/06/2028
(p)
$ 580 $ 579
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,446
Chemicals - 0.57%
Aruba Investments Holdings LLC
13.21%, 10/27/2028
(p)
8,680 8,153
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Ascend Performance Materials Operations LLC
10.32%, 08/27/2026
(p)
376 362
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
ASP Unifrax Holdings Inc
9.25%, 12/12/2025
(p)
365 346
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Axalta Coating Systems US Holdings Inc
7.85%, 12/20/2029
(p)
459 459
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cpc Acquisition Corp
9.36%, 12/29/2027
(p)
353 285
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Derby Buyer LLC
9.60%, 10/11/2030
(p)
225 226
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Discovery Purchaser Corp
9.71%, 08/04/2029
(p)
561 554
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.98%, 06/09/2028
(p)
218 217
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Herens US Holdco Corp
9.37%, 07/03/2028
(p)
536 498
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
INEOS US Finance LLC
0.00%, 01/31/2031
(p),(q)
270 268
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
INEOS US Petrochem LLC
9.71%, 03/09/2029
(p)
526 522
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Nouryon USA LLC
9.47%, 04/03/2028
(p)
996 993
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SCIH Salt Holdings Inc
9.47%, 03/16/2027
(p)
1,717 1,712
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Tronox Finance LLC
8.85%, 08/16/2028
(p)
440 439
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Vibrantz Technologies Inc
9.72%, 04/21/2029
(p)
199 190
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
WR Grace Holdings LLC
9.36%, 09/22/2028
(p)
$ 238 $ 238
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 15,462
Commercial Services - 0.65%
Allied Universal Holdco LLC
9.21%, 05/12/2028
(p)
819 809
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Avis Budget Car Rental LLC
7.20%, 08/06/2027
(p)
268 266
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
8.46%, 03/16/2029
(p)
230 230
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AVSC Holding Corp
15.00%, PIK 0.00%, 10/15/2026
(o),(p)
217 222
Belron Finance US LLC
7.66%, 04/18/2029
(p)
234 234
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
7.83%, 10/30/2026
(p)
409 409
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Creative Artists Agency LLC
8.83%, 11/27/2028
(p)
756 755
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Driven Brands Holdings Inc
8.45%, 12/17/2028
(p)
822 814
12 Month USD LIBOR + 3.00%
Element Materials Technology Group US Holdings
Inc
9.20%, 06/22/2029
(p)
204 203
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.70%, 07/06/2029
(p)
442 439
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Evertec Group LLC
8.86%, 10/12/2030
(p)
189 189
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Garda World Security Corp
9.62%, 02/01/2029
(p)
147 146
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
9.72%, 10/30/2026
(p)
437 437
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
GTCR W Merger Sub LLC
0.00%, 09/20/2030
(p),(q)
1,034 1,033
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Hertz Corp/The
8.72%, 06/30/2028
(p)
1,286 1,271
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.72%, 06/30/2028
(p)
247 244
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
KUEHG Corp
10.35%, 06/12/2030
(p)
3,641 3,640
3 Month USD LIBOR + 5.00%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Learning Care Group US No 2 Inc
10.10%, 08/11/2028
(p)
$ 2,903 $ 2,901
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Omnia Partners
9.57%, 07/25/2030
(p)
450 450
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Prime Security Services Borrower LLC
7.83%, 10/13/2030
(p)
550 550
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sabert Corp
9.20%, 12/10/2026
(p)
182 183
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Trans Union LLC
7.70%, 11/17/2028
(p)
468 468
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Verscend Holding Corp
9.45%, 08/27/2025
(p)
766 766
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
VT Topco Inc
10.36%, 08/02/2030
(p)
80 80
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Wand NewCo 3 Inc
0.00%, 01/30/2031
(p),(q)
415 415
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
WEX Inc
7.45%, 03/31/2028
(p)
232 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
WMB Holdings Inc
8.18%, 11/02/2029
(p)
311 311
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WW International Inc
0.00%, 04/13/2028
(p),(q)
94 55
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 17,751
Computers - 0.13%
Amentum Government Services Holdings LLC
9.34%, 02/15/2029
(p)
416 416
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Magenta Buyer LLC
10.64%, 07/27/2028
(p)
433 281
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
McAfee Corp
9.20%, 03/01/2029
(p)
648 641
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Atleos Corp
10.21%, 04/16/2029
(p)
250 249
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Peraton Corp
9.18%, 02/01/2028
(p)
883 881
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Perforce Software Inc
9.21%, 07/01/2026
(p)
$ 429 $ 424
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Vision Solutions Inc
9.59%, 04/23/2028
(p)
405 398
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
World Wide Technology Holding Co LLC
8.69%, 03/01/2030
(p)
248 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,538
Consumer Products - 0.25%
Kronos Acquisition Holdings Inc
9.36%, 12/22/2026
(p)
3,044 3,042
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
9.36%, 12/22/2026
(p)
810 809
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
11.54%, 12/22/2026
(p)
272 272
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
VC GB Holdings I Corp
12.36%, 06/29/2029
(p)
2,780 2,694
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
$ 6,817
Distribution & Wholesale - 0.21%
Core & Main LP
7.97%, 07/27/2028
(p)
766 764
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Fastlane Parent Co Inc
9.86%, 09/04/2028
(p)
299 299
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Infinite Bidco LLC
12.64%, 02/24/2029
(p)
4,850 4,050
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Windsor Holdings III LLC
9.85%, 08/01/2030
(p)
683 683
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 5,796
Diversified Financial Services - 0.04%
Avolon TLB Borrower 1 US LLC
7.34%, 06/22/2028
(p)
374 374
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
FleetCor Technologies Operating Co LLC
7.21%, 04/28/2028
(p)
765 763
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 1,137
Electric - 0.13%
Generation Bridge Northeast LLC
9.61%, 08/07/2029
(p)
294 295
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
PG&E Corp
7.86%, 06/23/2027
(p)
320 320
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Talen Energy Supply LLC
9.87%, 05/17/2030
(p)
$ 1,580 $ 1,581
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
9.87%, 05/17/2030
(p)
1,287 1,288
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 3,484
Electronics - 0.02%
Coherent Corp
8.20%, 07/01/2029
(p)
200 198
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ingram Micro Inc
8.61%, 06/30/2028
(p)
295 295
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 493
Engineering & Construction - 0.05%
Apple Bidco LLC
8.20%, 07/14/2028
(p)
232 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.83%, 09/22/2028
(p)
232 232
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Brown Group Holding LLC
8.18%, 06/07/2028
(p)
225 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.38%, 07/02/2029
(p)
271 270
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Centuri Group Inc
7.97%, 08/18/2028
(p)
360 360
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,315
Entertainment - 0.56%
AMC Entertainment Holdings Inc
8.33%, 03/20/2026
(p)
772 607
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Bally's Corp
8.83%, 08/06/2028
(p)
186 174
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Churchill Downs Inc
7.46%, 03/17/2028
(p)
836 833
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc
9.10%, 05/24/2030
(p)
372 371
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Crown Finance US Inc
6.95%, PIK 7.00%, 07/31/2028
(o),(p)
1,207 1,219
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Delta 2 Lux Sarl
7.60%, 01/15/2030
(p)
585 584
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Entain Holdings Gibraltar Ltd
8.95%, 10/18/2029
(p)
777 776
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Everi Holdings Inc
8.03%, 06/30/2028
(p)
$ 730 $ 730
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Flutter Financing BV
7.70%, 11/15/2030
(p)
2,250 2,239
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
8.86%, 09/16/2028
(p)
285 285
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Light & Wonder International Inc
8.08%, 04/14/2029
(p)
1,171 1,170
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lions Gate Capital Holdings LLC
8.45%, 03/24/2025
(p)
228 228
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
8.86%, 11/12/2026
(p)
203 203
3 Month USD LIBOR + 3.25%
8.86%, 11/12/2026
(p)
29 29
3 Month USD LIBOR + 3.25%
NAI Entertainment Holdings LLC
8.45%, 05/08/2025
(p)
2,717 2,700
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Nascar Holdings LLC
7.97%, 10/19/2026
(p)
549 551
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
PCI Gaming Authority
7.95%, 05/29/2026
(p)
347 347
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Penn Entertainment Inc
8.18%, 05/03/2029
(p)
190 189
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP
8.58%, 02/04/2029
(p)
326 323
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SeaWorld Parks & Entertainment Inc
7.83%, 08/25/2028
(p)
657 657
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
William Morris Endeavor Entertainment LLC
8.22%, 05/16/2025
(p)
1,065 1,064
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 15,279
Environmental Control - 0.11%
Covanta Holding Corp
7.85%, 11/30/2028
(p)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.86%, 11/30/2028
(p)
264 263
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GFL Environmental Inc
7.82%, 05/31/2027
(p)
1,444 1,443
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Win Waste Innovations Holdings Inc
8.22%, 03/24/2028
(p)
$ 1,294 $ 1,188
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,914
Food - 0.09%
8th Avenue Food & Provisions Inc
9.20%, 10/01/2025
(p)
574 556
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.20%, 10/01/2025
(p)
91 88
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
CHG PPC Parent LLC
8.47%, 12/08/2028
(p)
232 231
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Froneri US Inc
7.71%, 01/31/2027
(p)
232 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Heritage Grocers Group LLC
12.20%, 08/01/2029
(p)
248 248
CME Term Secured Overnight Financing
Rate 6 Month + 6.75%
Shearer's Foods LLC
0.00%, 09/23/2027
(p),(q)
375 374
1 Month USD LIBOR + 4.00%
US Foods Inc
7.47%, 09/14/2026
(p)
185 185
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
7.97%, 11/22/2028
(p)
603 604
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,517
Forest Products & Paper - 0.02%
Asplundh Tree Expert LLC
7.21%, 09/06/2027
(p)
529 529
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Healthcare - Products - 0.22%
Avantor Funding Inc
7.68%, 11/08/2027
(p)
95 95
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Bausch + Lomb Corp
8.68%, 05/10/2027
(p)
2,018 1,970
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Curia Global Inc
9.23%, 08/28/2026
(p)
287 263
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
ICU Medical Inc
8.00%, 12/15/2028
(p)
232 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Insulet Corp
8.72%, 05/04/2028
(p)
587 587
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Medline Borrower LP
8.45%, 10/23/2028
(p)
2,157 2,152
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Viant Medical Holdings Inc
9.97%, 07/02/2025
(p)
$ 734 $ 728
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 6,026
Healthcare - Services - 0.45%
ADMI Corp
11.08%, 12/23/2027
(p)
300 297
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc
8.95%, 08/24/2028
(p)
361 361
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Aveanna Healthcare LLC
12.54%, 12/10/2029
(p)
1,720 1,342
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
DaVita Inc
7.20%, 08/12/2026
(p)
180 179
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Eyecare Partners LLC
12.39%, 11/15/2029
(p)
6,544 1,988
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Global Medical Response Inc
9.82%, 03/14/2025
(p)
365 310
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.84%, 10/02/2025
(p)
1,208 1,024
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
ICON Luxembourg Sarl
7.86%, 07/03/2028
(p)
524 524
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
National Mentor Holdings Inc
9.20%, 03/02/2028
(p)
766 696
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.21%, 03/02/2028
(p)
22 20
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
12.70%, 03/02/2029
(p)
725 537
CME Term Secured Overnight Financing
Rate 3 Month + 7.25%
Phoenix Guarantor Inc
8.72%, 03/05/2026
(p)
229 228
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Newco Inc
8.72%, 11/15/2028
(p)
1,898 1,892
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Select Medical Corp
8.33%, 03/06/2027
(p)
1,800 1,797
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sound Inpatient Physicians Holdings LLC
12.39%, 06/26/2026
(p)
5,750 293
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Star Parent Inc
9.35%, 09/27/2030
(p)
828 808
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 12,296

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0.08%
AI Aqua Merger Sub Inc
9.10%, 07/30/2028
(p)
$ 1,140 $ 1,133
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.50%, 07/31/2028
(p)
41 41
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
MillerKnoll Inc
7.47%, 07/19/2028
(p)
766 761
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
8.72%, 10/30/2027
(p)
239 216
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,151
Insurance - 0.89%
Acrisure LLC
9.15%, 02/15/2027
(p)
587 584
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Alliant Holdings Intermediate LLC
8.83%, 11/06/2030
(p)
1,262 1,264
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AmWINS Group Inc
8.22%, 02/21/2028
(p)
99 99
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
AssuredPartners Inc
8.86%, 02/12/2027
(p)
590 588
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.97%, 02/12/2027
(p)
100 99
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
8.70%, 12/23/2026
(p)
1,062 1,057
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.70%, 07/31/2027
(p)
699 688
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.68%, 08/19/2028
(p)
565 558
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
10.70%, 01/20/2029
(p)
4,210 3,985
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.70%, 01/20/2029
(p)
1,950 1,846
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.70%, 01/20/2029
(p)
291 276
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.72%, 01/31/2028
(p)
7,350 7,030
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
BroadStreet Partners Inc
8.47%, 01/27/2027
(p)
913 909
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.72%, 01/27/2027
(p)
457 455
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.11%, 01/26/2029
(p)
500 499
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
HUB International Ltd
9.59%, 06/20/2030
(p)
$ 991 $ 991
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Ryan Specialty LLC
8.11%, 09/01/2027
(p)
819 818
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Sedgwick Claims Management Services Inc
9.11%, 02/24/2028
(p)
753 753
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
USI Inc/NY
8.35%, 11/22/2029
(p)
1,319 1,316
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.60%, 09/14/2030
(p)
359 358
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 24,173
Internet - 0.49%
Abe Investment Holdings Inc
9.94%, 02/19/2026
(p)
74 74
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Arches Buyer Inc
0.00%, 12/06/2027
(p),(q)
1,470 1,434
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CNT Holdings I Corp
0.00%, 11/08/2027
(p),(q)
250 249
8.83%, 11/08/2027
(p)
674 673
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gen Digital Inc
7.43%, 09/12/2029
(p)
472 470
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
MH Sub I LLC
11.61%, 02/12/2029
(p)
7,550 7,217
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc
8.72%, 08/31/2028
(p)
243 241
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ten-X LLC
11.20%, 05/26/2028
(p)
3,016 2,898
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 13,256
Investment Companies - 0.24%
Aragorn Parent Corp
9.58%, 06/15/2028
(p)
130 130
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Nexus Buyer LLC
11.71%, 11/05/2029
(p)
6,600 6,489
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
$ 6,619
Leisure Products & Services - 0.20%
Alterra Mountain Co
8.97%, 08/17/2028
(p)
587 586
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Carnival Corp
8.34%, 08/08/2027
(p)
$ 414 $ 414
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.70%, 10/18/2028
(p)
329 329
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
ClubCorp Holdings Inc
10.61%, 09/18/2026
(p)
1,935 1,907
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Equinox Holdings Inc
8.61%, 03/08/2024
(p)
1,224 1,206
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
8.20%, 05/28/2028
(p)
407 406
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRAM LLC
8.22%, 05/18/2028
(p)
383 382
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp
9.70%, 03/16/2030
(p)
248 247
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 5,477
Lodging - 0.08%
Fertitta Entertainment LLC/NV
9.36%, 01/13/2029
(p)
1,728 1,722
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Hilton Domestic Operating Co Inc
7.44%, 11/08/2030
(p)
375 375
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Hilton Grand Vacations Borrower LLC
8.09%, 01/10/2031
(p)
160 160
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,257
Machinery - Diversified - 0.79%
Chart Industries Inc
8.70%, 03/15/2030
(p)
187 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Engineered Machinery Holdings Inc
11.61%, 05/21/2029
(p)
19,333 18,898
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Oregon Tool Holdings Inc
9.61%, 10/13/2028
(p)
100 87
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
TK Elevator US Newco Inc
9.38%, 07/30/2027
(p)
1,169 1,168
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Victory Buyer LLC
9.39%, 11/18/2028
(p)
1,283 1,214
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 21,554
Media - 0.38%
Altice Financing SA
10.31%, 10/31/2027
(p)
976 972
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Cengage Learning Inc
10.33%, 07/14/2026
(p)
$ 1,228 $ 1,226
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Century DE Buyer LLC
9.32%, 09/27/2030
(p)
500 500
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
CSC Holdings LLC
9.83%, 01/18/2028
(p)
256 250
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Diamond Sports Group LLC
0.00%, 08/24/2026
(d),(p)
646 43
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
10.65%, 08/02/2027
(p)
435 434
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Gray Television Inc
7.97%, 01/02/2026
(p)
238 237
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
iHeartCommunications Inc
8.45%, 05/01/2026
(p)
1,532 1,340
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
McGraw-Hill Education Inc
10.20%, 07/28/2028
(p)
839 833
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
NEP Group Inc
0.00%, 10/20/2025
(p),(q)
629 602
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nexstar Media Inc
7.95%, 09/18/2026
(p)
304 304
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiate Holdco LLC
8.72%, 09/25/2026
(p)
355 287
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Sunrise Financing Partnership
8.45%, 01/31/2029
(p)
465 459
CME Term Secured Overnight Financing
Rate 1 Month + 2.93%
Virgin Media Bristol LLC
7.95%, 01/31/2028
(p)
420 412
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
8.70%, 01/31/2029
(p)
150 149
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.79%, 03/31/2031
(p)
875 863
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ziggo Financing Partnership
7.95%, 04/28/2028
(p)
1,308 1,277
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 10,188
Mining - 0.17%
Arctic Canadian Diamond Co Ltd
10.00%, 12/31/2027
(e),(p)
4,510 4,510
1 Month USD LIBOR + 5.00%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.05%
Gates Global LLC
7.96%, 03/31/2027
(p)
$ 1,405 $ 1,402
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Oil & Gas - 0.04%
Gulf Finance LLC
12.24%, 08/25/2026
(p)
1,061 1,060
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
Packaging & Containers - 0.17%
Berlin Packaging LLC
9.22%, 03/11/2028
(p)
381 378
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Berry Global Inc
7.20%, 07/01/2026
(p)
143 142
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Clydesdale Acquisition Holdings Inc
9.63%, 04/13/2029
(p)
1,033 1,025
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Kloeckner Pentaplast of America Inc
10.48%, 02/12/2026
(p)
390 374
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
LABL Inc
10.43%, 10/27/2028
(p)
692 656
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc
8.72%, 02/05/2026
(p)
365 365
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.72%, 09/22/2028
(p)
459 459
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Proampac PG Borrower LLC
9.82%, 09/15/2028
(p)
616 616
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
TricorBraun Holdings Inc
8.72%, 03/03/2028
(p)
706 692
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,707
Pharmaceuticals - 0.25%
Amneal Pharmaceuticals LLC
11.60%, 05/04/2028
(p)
230 228
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Gainwell Acquisition Corp
9.45%, 10/01/2027
(p)
270 262
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl
8.45%, 05/05/2028
(p)
2,588 2,586
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Organon & Co
8.45%, 06/02/2028
(p)
1,682 1,679
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Packaging Coordinators Midco Inc
9.11%, 11/30/2027
(p)
1,273 1,268
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pathway Vet Alliance LLC
9.22%, 03/31/2027
(p)
$ 474 $ 407
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perrigo Investments LLC
7.71%, 04/20/2029
(p)
261 260
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
PRA Health Sciences Inc
7.86%, 07/03/2028
(p)
131 131
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 6,821
Pipelines - 0.11%
Buckeye Partners LP
7.68%, 11/01/2026
(p)
268 267
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Freeport LNG Investments LLLP
8.58%, 11/17/2026
(p)
982 969
3 Month USD LIBOR + 3.00%
9.08%, 12/21/2028
(p)
660 652
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Oryx Midstream Services Permian Basin LLC
8.71%, 10/05/2028
(p)
203 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
TransMontaigne Operating Co LP
8.97%, 11/17/2028
(p)
410 405
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Traverse Midstream Partners LLC
9.24%, 02/16/2028
(p)
509 509
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 3,005
Real Estate - 0.04%
Cushman & Wakefield US Borrower LLC
8.19%, 08/21/2025
(p)
19 19
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.71%, 01/31/2030
(p)
247 244
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.36%, 01/31/2030
(p)
375 372
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Forest City Enterprises LP
8.97%, 12/07/2025
(p)
307 296
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 931
Retail - 0.18%
1011778 BC ULC
7.61%, 09/20/2030
(p)
571 568
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
IRB Holding Corp
8.21%, 12/15/2027
(p)
1,136 1,133
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Jo-Ann Stores LLC
10.34%, 07/07/2028
(p)
962 55
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
LS Group OpCo Acquistion LLC
8.71%, 11/02/2027
(p)
$ 200 $ 199
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PetSmart LLC
9.21%, 02/11/2028
(p)
1,606 1,597
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH
7.97%, 10/20/2028
(p)
265 254
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRS Distribution Inc
8.72%, 06/04/2028
(p)
717 712
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Staples Inc
10.47%, 04/09/2026
(p)
481 454
3 Month USD LIBOR + 5.00%
$ 4,972
Semiconductors - 0.15%
Altar Bidco Inc
10.81%, 02/01/2030
(p)
3,570 3,539
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Bright Bidco BV
6.32%, PIK 8.00%, 10/31/2027
(o),(p)
815 234
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Synaptics Inc
7.87%, 10/20/2028
(p)
231 229
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ultra Clean Holdings Inc
9.22%, 08/27/2025
(p)
188 189
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 4,191
Software - 1.83%
Applied Systems Inc
12.10%, 09/19/2027
(p)
2,679 2,684
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
AthenaHealth Group Inc
8.61%, 02/15/2029
(p)
1,594 1,570
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Avaya Inc
6.84%, PIK 7.00%, 07/31/2028
(o),(p)
1,779 1,557
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Boxer Parent Co Inc
9.61%, 12/02/2028
(p)
1,351 1,352
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Camelot Finance SA
8.47%, 10/30/2026
(p)
757 755
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Camelot US Acquisition LLC
8.47%, 10/30/2026
(p)
323 322
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
CCC Intelligent Solutions Inc
7.70%, 09/21/2028
(p)
136 136
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Cloudera Inc
11.29%, 10/08/2029
(p)
$ 1,660 $ 1,603
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Dayforce Inc
7.95%, 04/04/2025
(p)
782 782
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
DTI Holdco Inc
10.13%, 04/26/2029
(p)
553 549
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.21%, 02/06/2026
(p)
741 741
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Epicor Software Corp
9.11%, 07/30/2027
(p)
250 251
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.47%, 07/30/2027
(p)
1,686 1,686
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Genesys Cloud Services Holdings II LLC
9.45%, 12/01/2027
(p)
1,695 1,696
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IGT Holding IV AB
8.97%, 03/31/2028
(p)
408 407
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Informatica LLC
8.22%, 10/27/2028
(p)
1,000 997
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Instructure Holdings Inc
0.00%, 10/30/2028
(p),(q)
279 279
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Isolved Inc
9.48%, 10/05/2030
(p)
444 445
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Ivanti Software Inc
9.59%, 12/01/2027
(p)
46 43
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.84%, 12/01/2027
(p)
493 469
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(p)
1,608 14
1 Month USD LIBOR + 4.50%
Marcel Bidco LLC
9.82%, 10/26/2030
(p)
285 286
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Mitchell International Inc
9.40%, 10/15/2028
(p)
275 273
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.40%, 10/15/2028
(p)
692 687
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
12.15%, 10/15/2029
(p)
3,060 3,046
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Corp
8.21%, 01/31/2030
(p)
$ 2,022 $ 2,021
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Quartz AcquireCo LLC
8.86%, 06/28/2030
(p)
399 398
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Rackspace Technology Global Inc
8.21%, 02/15/2028
(p)
1,778 758
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Riverbed Technology
9.85%, PIK 0.00%, 07/01/2028
(o),(p)
523 355
3 Month USD LIBOR + 4.50%
Rocket Software Inc
10.11%, 11/28/2028
(p)
578 570
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Skopima Consilio Parent LLC
12.97%, 05/14/2029
(p)
4,760 4,546
1 Month USD LIBOR + 7.50%
Sophia LP
8.93%, 10/07/2027
(p)
765 763
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
UKG Inc
8.68%, 05/04/2026
(p)
2,268 2,268
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
8.68%, 05/04/2026
(p)
1,723 1,723
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
9.16%, 05/04/2026
(p)
587 587
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
10.68%, 05/03/2027
(p)
5,780 5,775
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
10.68%, 05/03/2027
(p)
5,050 5,046
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
West Technology Group LLC
9.63%, 04/09/2027
(p)
968 924
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc
8.07%, 09/28/2029
(p)
1,250 1,248
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 49,612
Telecommunications - 0.40%
Altice France SA/France
9.26%, 01/31/2026
(p)
245 239
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
9.64%, 08/14/2026
(p)
1,167 1,134
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc
8.71%, 11/23/2028
(p)
498 492
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
8.70%, 04/06/2026
(p)
998 870
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cyxtera DC Holdings Inc
0.00%, 05/01/2024
(d),(p)
$ 454 $ 288
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc
9.12%, 12/01/2027
(p)
982 977
CME Term Secured Overnight Financing
Rate 6 Month + 3.75%
EOS US Finco LLC
11.10%, 10/06/2029
(p)
293 265
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
9.22%, 10/08/2027
(p)
2,311 2,279
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Gogo Intermediate Holdings LLC
9.22%, 04/28/2028
(p)
299 298
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Level 3 Financing Inc
7.20%, 03/01/2027
(p)
1,476 1,413
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Lumen Technologies Inc
8.47%, 03/15/2027
(p)
258 182
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
MLN US Holdco LLC
9.97%, 11/30/2025
(p)
824 79
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
12.11%, 10/18/2027
(p)
537 81
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Syniverse Holdings LLC/DE
12.35%, 05/13/2027
(p)
1,097 1,017
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Viasat Inc
9.83%, 03/04/2029
(p)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Xplornet Communications Inc
12.61%, 10/01/2029
(p)
5,510 1,179
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
$ 10,798
Transportation - 0.15%
ASP LS Acquisition Corp
13.40%, 04/30/2029
(p)
4,990 4,075
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 298,989
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8.06%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.11%
2.00%, 05/01/2036 $ 3,257 $ 2,944
2.00%, 07/01/2041 1,580 1,349
2.00%, 02/01/2051 5,321 4,311
2.00%, 03/01/2051 5,078 4,102
2.00%, 07/01/2051 5,966 4,829
2.00%, 09/01/2051 6,416 5,187
2.00%, 11/01/2051 5,144 4,209
2.00%, 12/01/2051 2,559 2,085
2.00%, 02/01/2052 3,383 2,794
2.00%, 03/01/2052 1,987 1,617

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 02/01/2037 $ 1,403 $ 1,294
2.50%, 07/01/2037 1,862 1,720
2.50%, 07/01/2051 886 748
2.50%, 09/01/2051 4,818 4,063
2.50%, 11/01/2051 564 481
2.50%, 12/01/2051 4,450 3,767
2.50%, 12/01/2051 4,912 4,188
2.50%, 12/01/2051 3,544 3,011
2.50%, 01/01/2052 2,221 1,893
2.50%, 01/01/2052 3,633 3,075
2.50%, 03/01/2052 1,099 935
3.00%, 07/01/2037 989 933
3.00%, 08/01/2042 1,236 1,119
3.00%, 02/01/2052 3,262 2,874
3.00%, 03/01/2052 4,477 3,921
3.00%, 03/01/2052 5,231 4,644
3.00%, 05/01/2052 4,548 4,006
3.50%, 05/01/2052 2,950 2,713
3.50%, 05/01/2052 4,473 4,111
3.50%, 06/01/2052 4,974 4,529
4.00%, 07/01/2052 1,072 1,018
4.00%, 08/01/2052 3,454 3,265
4.00%, 10/01/2052 1,352 1,278
4.00%, 03/01/2053 4,051 3,829
4.50%, 09/01/2052 2,033 1,978
4.50%, 10/01/2052 2,281 2,235
4.50%, 02/01/2053 2,582 2,507
5.00%, 06/01/2053 2,301 2,287
5.00%, 06/01/2053 4,456 4,421
5.50%, 02/01/2053 3,344 3,389
5.50%, 07/01/2053 1,470 1,492
5.50%, 11/01/2053 1,983 2,008
5.50%, 11/01/2053 1,733 1,747
6.00%, 02/01/2054
(r)
10,250 10,390
6.50%, 02/01/2054
(r)
6,500 6,654
7.00%, 02/01/2054
(r)
3,000 3,094
$ 139,044
Government National Mortgage Association (GNMA) - 1.92%
2.00%, 01/20/2051 2,956 2,464
2.00%, 07/20/2051 2,920 2,434
2.50%, 04/20/2051 3,465 2,999
2.50%, 09/20/2051 2,362 2,043
3.00%, 07/20/2051 3,374 3,017
3.00%, 09/20/2051 4,042 3,613
3.50%, 09/20/2047 2,023 1,888
3.50%, 03/20/2048 2,176 2,027
3.50%, 08/20/2048 1,414 1,318
4.00%, 03/20/2049 3,270 3,138
4.00%, 03/20/2050 682 654
4.50%, 05/20/2048 2,604 2,569
5.00%, 12/20/2052 472 469
5.00%, 01/20/2053 2,981 2,963
5.00%, 02/20/2053 1,197 1,190
5.50%, 03/20/2053 1,197 1,205
5.50%, 02/20/2054
(r)
2,900 2,919
6.00%, 02/20/2054
(r)
5,125 5,203
6.50%, 02/20/2054
(r)
6,000 6,133
7.00%, 02/20/2054
(r)
3,750 3,853
$ 52,099
U.S. Treasury - 0.54%
1.88%, 11/15/2051 2,164 1,322
2.25%, 02/15/2052 1,358 912
2.75%, 11/15/2042 1,042 831
2.88%, 05/15/2052 5,024 3,881
3.25%, 05/15/2042 2,072 1,794
3.38%, 05/15/2033 1,445 1,381
3.63%, 02/15/2053 2,276 2,043
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.88%, 05/15/2043 $ 578 $ 544
4.13%, 08/15/2053 1,466 1,442
4.75%, 11/15/2043 528 559
$ 14,709
U.S. Treasury Bill - 0.49%
5.28%, 02/01/2024
(s)
250 250
5.35%, 04/18/2024
(s)
13,090 12,944
$ 13,194
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 219,046
Total Investments $ 2,777,627
Other Assets and Liabilities -  (2.14)% (58,105)
TOTAL NET ASSETS - 100.00% $ 2,719,522
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $41,190 or
1.51% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $39,413 or 1.45% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $722,416 or 26.56% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $53,353 or 1.96% of net assets.
(l) Security is an Interest Only Strip.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security purchased on a when-issued basis.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after January 31, 2024, at which time the interest rate will be determined.
(r) Security was purchased in a "to-be-announced" ("TBA") transaction.
(s) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Diversified Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Financial 25.33%
Consumer, Non-cyclical 10.29%
Mortgage Securities 9.28%
Industrial 7.79%
Consumer, Cyclical 7.75%
Communications 6.96%
Basic Materials 6.92%
Energy 5.14%
Technology 4.83%
Government 4.60%
Money Market Funds 4.20%
Utilities 4.06%
Closed-End Funds 2.14%
Exchange-Traded Funds 1.86%
Asset Backed Securities 0.99%
Other Assets and Liabilities
(2.14)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 85,777 $ 542,513 $ 523,704 $ 104,586
$ 85,777 $ 542,513 $ 523,704 $ 104,586
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 841 $ — $ — $ —
$ 841 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 1,845 0.07%
Avaya Holdings Corp 05/19/2023 179 76 0.00%
Crown Finance US Inc - 4A2 Shares 08/30/2023 1,242 861 0.03%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Material Sciences Corp   13.07%, PIK 13.07%, 07/09/2026 12/22/2016-01/03/2024 21,193 20,815 0.77%
Specialty Steel   15.42%, 11/15/2026 06/04/2021 41,564 41,564 1.53%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,789 0.73%
Total $ 84,950 3.13%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2024 Long 46 $ 5,167 $ 115
US 5 Year Note; March 2024 Short 43 4,661 (84)
US Long Bond; March 2024 Long 12 1,468 74
Total $ 105
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 03/18/2024 $ 2,803 EUR 2,540 $ 53 $ —
Citigroup Inc 02/16/2024 $ 54 EUR 50 — —
Citigroup Inc 02/28/2024 $ 3,304 ZAR 63,300 — (70)
HSBC Securities Inc 02/16/2024 EUR 25 $ 27 — —
HSBC Securities Inc 02/16/2024 $ 164 EUR 150 1 —
JPMorgan Chase 02/16/2024 $ 21,429 EUR 19,700 127 —
Total $ 181 $ (70)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .01 % Shares Held Value (000's)
Money Market Funds - 1 .01%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
6,592,060 $ 6,592
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b),(c)
43,917,366 43,917
$ 50,509
TOTAL INVESTMENT COMPANIES $ 50,509
COMMON STOCKS - 99 .41 % Shares Held Value (000's)
Aerospace & Defense - 2 .74%
Airbus SE 257,415 $ 41,002
BAE Systems PLC 5,371,325 80,014
Thales SA 106,785 15,618
$ 136,634
Apparel - 2 .59%
Hermes International SCA 14,137 29,824
LVMH Moet Hennessy Louis Vuitton SE 87,077 72,453
PRADA SpA 973,600 6,037
Samsonite International SA
(d),(e)
7,485,900 20,899
$ 129,213
Automobile Manufacturers - 2 .31%
Ferrari NV 79,623 27,767
Toyota Motor Corp 4,400,200 87,863
$ 115,630
Automobile Parts & Equipment - 1 .78%
Bridgestone Corp 573,500 24,851
Toyota Industries Corp 757,300 64,052
$ 88,903
Banks - 11 .58%
AIB Group PLC 7,657,717 33,636
Banco do Brasil SA 2,533,400 28,911
Bank Negara Indonesia Persero Tbk PT 70,653,600 25,705
Bank of Ireland Group PLC 2,690,612 24,743
Bank Rakyat Indonesia Persero Tbk PT 141,645,594 51,026
Credicorp Ltd 97,817 14,519
DBS Group Holdings Ltd 1,802,900 42,702
FinecoBank Banca Fineco SpA 856,016 12,342
Grupo Financiero Banorte SAB de CV 3,095,730 31,478
ICICI Bank Ltd ADR 2,550,374 62,229
Kotak Mahindra Bank Ltd 1,114,696 24,499
National Bank of Greece SA
(d)
5,536,694 42,096
NatWest Group PLC 8,823,515 24,901
Nordea Bank Abp 3,204,512 39,492
PT Bank Central Asia Tbk 30,679,670 18,562
Societe Generale SA 1,518,496 39,033
Swedbank AB 874,461 17,820
UniCredit SpA 1,534,278 44,942
$ 578,636
Beverages - 1 .52%
Arca Continental SAB de CV 1,271,700 14,458
Kweichow Moutai Co Ltd 118,767 26,547
Varun Beverages Ltd 2,251,362 34,730
$ 75,735
Biotechnology - 0 .54%
Argenx SE
(d)
39,255 14,824
Genmab A/S
(d)
43,613 12,060
$ 26,884
Building Materials - 2 .56%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
4,488,775 10,089
Cemex SAB de CV ADR
(d)
5,614,228 46,486
CRH PLC 1,007,089 71,444
$ 128,019
Chemicals - 0 .70%
Shin-Etsu Chemical Co Ltd 885,645 34,861
Coal - 0 .60%
Teck Resources Ltd 752,000 30,098
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .52%
Localiza Rent a Car SA 2,137,537 $ 23,475
Localiza Rent a Car SA - Rights
(d)
8,431 17
Secom Co Ltd 420,900 30,549
TOPPAN Holdings Inc 802,500 22,120
$ 76,161
Cosmetics & Personal Care - 2 .95%
L'Oreal SA 139,593 66,802
Unilever PLC 1,654,039 80,486
$ 147,288
Distribution & Wholesale - 1 .47%
ITOCHU Corp 1,011,900 45,924
Rexel SA 1,023,323 27,255
$ 73,179
Diversified Financial Services - 0 .88%
Brookfield Asset Management Ltd 377,858 15,193
London Stock Exchange Group PLC 254,309 28,766
$ 43,959
Electric - 1 .38%
Iberdrola SA 3,964,307 47,734
SSE PLC 999,043 21,277
$ 69,011
Electrical Components & Equipment - 0 .92%
Schneider Electric SE 233,968 45,963
Electronics - 1 .33%
E Ink Holdings Inc 2,187,000 14,504
Halma PLC 476,906 13,200
Hoya Corp 304,060 38,624
$ 66,328
Engineering & Construction - 1 .13%
Kajima Corp 900,200 16,066
Vinci SA 320,009 40,424
$ 56,490
Entertainment - 0 .14%
Entain PLC 576,722 7,025
Food - 0 .89%
Ajinomoto Co Inc 456,000 18,726
Danone SA 386,623 25,758
$ 44,484
Food Service - 0 .54%
Compass Group PLC 979,948 26,991
Healthcare - Products - 0 .73%
Alcon Inc 285,601 21,499
Smith & Nephew PLC 1,065,158 14,896
$ 36,395
Healthcare - Services - 0 .60%
ICON PLC
(d)
115,802 30,209
Home Builders - 1 .26%
Sumitomo Forestry Co Ltd 461,600 13,569
Taylor Wimpey PLC 26,503,071 49,481
$ 63,050
Insurance - 7 .18%
AIA Group Ltd 9,877,800 77,466
ASR Nederland NV 204,727 9,648
AXA SA 1,109,922 37,255
Fairfax Financial Holdings Ltd 51,258 53,432
Hannover Rueck SE 137,578 32,979
MS&AD Insurance Group Holdings Inc 1,502,700 62,054
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
119,170 50,733
Sompo Holdings Inc 406,600 21,083
Tryg A/S 651,797 13,931
$ 358,581
Internet - 2 .34%
Alibaba Group Holding Ltd 4,081,100 36,603
JD.com Inc 539,450 6,083
MercadoLibre Inc
(d)
13,298 22,764

Schedule of Investments
Diversified International Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Tencent Holdings Ltd 1,476,500 $ 51,251
$ 116,701
Investment Companies - 0 .42%
EXOR NV 217,276 21,022
Machinery - Construction & Mining - 1 .47%
Mitsubishi Electric Corp 2,944,500 43,697
Weir Group PLC/The 1,286,080 29,562
$ 73,259
Machinery - Diversified - 2 .80%
Atlas Copco AB - A Shares 4,065,540 64,884
Keyence Corp 106,100 47,469
NARI Technology Co Ltd 4,160,436 12,152
THK Co Ltd 785,800 15,108
$ 139,613
Media - 0 .50%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
374,640 25,195
Metal Fabrication & Hardware - 0 .49%
APL Apollo Tubes Ltd 1,353,203 24,525
Mining - 1 .30%
BHP Group Ltd 1,512,946 46,287
Sandfire Resources Ltd
(d)
4,015,410 18,871
$ 65,158
Oil & Gas - 4 .49%
Canadian Natural Resources Ltd 760,700 48,682
Noble Corp PLC 784,109 34,603
Shell PLC 2,350,259 72,864
Suncor Energy Inc 1,157,100 38,316
Tourmaline Oil Corp
(f)
686,500 29,682
$ 224,147
Oil & Gas Services - 0 .66%
Schlumberger NV 672,010 32,727
Pharmaceuticals - 7 .99%
AstraZeneca PLC 754,570 100,039
Novo Nordisk A/S 1,298,045 148,372
Roche Holding AG 192,064 54,684
Sanofi SA 958,842 96,023
$ 399,118
Private Equity - 3 .83%
3i Group PLC 3,817,807 119,516
Brookfield Corp 1,382,331 54,863
Intermediate Capital Group PLC 759,714 17,128
$ 191,507
Retail - 6 .04%
ABC-Mart Inc 480,600 8,329
Alimentation Couche-Tard Inc 1,416,792 83,019
Dollarama Inc 630,800 46,295
Industria de Diseno Textil SA 587,349 25,113
JD Sports Fashion PLC 17,309,805 25,579
MatsukiyoCocokara & Co 1,114,800 20,263
Shimamura Co Ltd 87,500 9,600
Wal-Mart de Mexico SAB de CV 12,304,190 50,821
Yum China Holdings Inc 939,150 32,485
$ 301,504
Semiconductors - 10 .83%
ASM International NV 36,004 19,955
ASML Holding NV 149,468 129,676
Renesas Electronics Corp 2,188,400 35,906
Samsung Electronics Co Ltd 2,481,371 134,830
Sanken Electric Co Ltd 112,700 5,178
SK Hynix Inc 414,877 41,546
Socionext Inc 1,245,500 28,545
Taiwan Semiconductor Manufacturing Co Ltd 7,265,544 145,445
$ 541,081
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 0 .84%
Dassault Systemes SE 499,665 $ 25,902
Nemetschek SE 175,956 16,236
$ 42,138
Telecommunications - 1 .95%
Deutsche Telekom AG 1,863,949 45,756
Nippon Telegraph & Telephone Corp 41,276,400 51,833
$ 97,589
Toys, Games & Hobbies - 1 .81%
Nintendo Co Ltd 1,620,800 90,556
Transportation - 1 .81%
Canadian National Railway Co 352,047 43,672
Canadian Pacific Kansas City Ltd 473,100 38,071
Keisei Electric Railway Co Ltd 187,500 8,484
$ 90,227
TOTAL COMMON STOCKS $ 4,965,794
Total Investments $ 5,016,303
Other Assets and Liabilities -  (0.42)% (20,743)
TOTAL NET ASSETS - 100.00% $ 4,995,560
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $27,252 or
0.55% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,899 or 0.42% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $25,942 or 0.52% of net assets.
Portfolio Summary
Location Percent
Japan 16 .91%
United Kingdom 14 .25%
France 11 .30%
Canada 9 .64%
Netherlands 3 .91%
Korea, Republic Of 3 .53%
China 3 .51%
Denmark 3 .49%
United States 3 .28%
Taiwan 3 .20%
Ireland 3 .20%
India 2 .93%
Germany 2 .91%
Mexico 2 .87%
Indonesia 1 .90%
Italy 1 .82%
Sweden 1 .66%
Hong Kong 1 .55%
Switzerland 1 .53%
Spain 1 .45%
Australia 1 .30%
Brazil 1 .05%
Singapore 0 .85%
Greece 0 .84%
Finland 0 .79%
Uruguay 0 .46%
Peru 0 .29%
Other Assets and Liabilities
( 0 .42 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Diversified International Fund
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 61,242 $ 303,357 $ 320,682 $ 43,917
$ 61,242 $ 303,357 $ 320,682 $ 43,917
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 695 $ — $ — $ —
$ 695 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .52 % Shares Held Value (000's)
Money Market Funds - 1 .52%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
3 $ —
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(c)
131,020,978 131,021
$ 131,021
TOTAL INVESTMENT COMPANIES $ 131,021
COMMON STOCKS - 98 .27 % Shares Held Value (000's)
Advertising - 1 .47%
Omnicom Group Inc 1,409,202 $ 127,364
Apparel - 0 .52%
NIKE Inc 444,447 45,125
Automobile Manufacturers - 4 .01%
Cummins Inc 639,311 152,987
PACCAR Inc 1,932,926 194,046
$ 347,033
Automobile Parts & Equipment - 1 .99%
Magna International Inc 3,032,095 172,375
Banks - 10 .69%
Bank of America Corp 5,361,650 182,350
JPMorgan Chase & Co 1,711,814 298,472
Morgan Stanley 2,759,208 240,713
PNC Financial Services Group Inc/The 1,340,905 202,758
$ 924,293
Beverages - 1 .77%
Coca-Cola Co/The 2,580,100 153,490
Biotechnology - 1 .42%
Corteva Inc 2,709,528 123,229
Building Materials - 3 .13%
Carrier Global Corp 1,499,317 82,027
Trane Technologies PLC 747,652 188,446
$ 270,473
Chemicals - 2 .16%
Air Products and Chemicals Inc 536,295 137,136
PPG Industries Inc 354,994 50,068
$ 187,204
Computers - 1 .85%
Apple Inc 868,353 160,124
Cosmetics & Personal Care - 1 .78%
Procter & Gamble Co/The 977,341 153,579
Diversified Financial Services - 3 .80%
BlackRock Inc 300,275 232,506
Discover Financial Services 911,860 96,219
$ 328,725
Electric - 4 .74%
NextEra Energy Inc 2,230,265 130,760
Sempra 1,012,031 72,421
WEC Energy Group Inc 1,291,854 104,330
Xcel Energy Inc 1,709,586 102,353
$ 409,864
Electronics - 0 .73%
TE Connectivity Ltd 444,960 63,269
Food - 1 .15%
Hershey Co/The 68,237 13,206
Hormel Foods Corp 2,854,784 86,700
$ 99,906
Healthcare - Products - 4 .80%
Abbott Laboratories 1,619,647 183,263
Medtronic PLC 1,166,268 102,095
STERIS PLC 591,120 129,426
$ 414,784
Healthcare - Services - 1 .01%
UnitedHealth Group Inc 171,353 87,688
Home Builders - 0 .92%
DR Horton Inc 557,589 79,685
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 4 .14%
Chubb Ltd 834,374 $ 204,422
Fidelity National Financial Inc 3,073,862 153,785
$ 358,207
Iron & Steel - 0 .20%
Reliance Steel & Aluminum Co 62,045 17,709
Machinery - Diversified - 2 .26%
Deere & Co 496,631 195,464
Media - 1 .50%
Comcast Corp - Class A 2,795,171 130,087
Miscellaneous Manufacturers - 2 .75%
Parker-Hannifin Corp 511,289 237,494
Oil & Gas - 5 .53%
Chevron Corp 583,626 86,044
EOG Resources Inc 1,381,029 157,147
Marathon Petroleum Corp 1,417,871 234,800
$ 477,991
Oil & Gas Services - 0 .50%
Halliburton Co 1,211,792 43,200
Pharmaceuticals - 9 .60%
Becton Dickinson & Co 778,413 185,893
Eli Lilly & Co 28,738 18,554
Merck & Co Inc 1,783,144 215,368
Novartis AG ADR 1,819,706 188,285
Pfizer Inc 2,665,510 72,182
Roche Holding AG ADR 4,282,333 150,481
$ 830,763
Pipelines - 1 .91%
Enterprise Products Partners LP 6,158,400 164,799
Private Equity - 3 .12%
KKR & Co Inc 3,113,373 269,556
REITs - 3 .68%
Alexandria Real Estate Equities Inc 1,288,684 155,802
Prologis Inc 694,610 88,000
Realty Income Corp 1,372,800 74,667
$ 318,469
Retail - 4 .35%
Costco Wholesale Corp 317,195 220,413
Starbucks Corp 1,155,549 107,501
Target Corp 345,056 47,990
$ 375,904
Semiconductors - 3 .85%
Microchip Technology Inc 1,999,480 170,316
Taiwan Semiconductor Manufacturing Co Ltd ADR 1,439,510 162,607
$ 332,923
Software - 3 .41%
Fidelity National Information Services Inc 781,335 48,646
Microsoft Corp 379,875 151,031
SAP SE ADR 548,031 94,864
$ 294,541
Telecommunications - 2 .29%
BCE Inc 2,339,629 94,404
T-Mobile US Inc 643,116 103,690
$ 198,094
Transportation - 1 .24%
Expeditors International of Washington Inc 851,483 107,568
TOTAL COMMON STOCKS $ 8,500,979
Total Investments $ 8,632,000
Other Assets and Liabilities -  0.21% 18,362
TOTAL NET ASSETS - 100.00% $ 8,650,362

Schedule of Investments
Equity Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Sector Percent
Financial 25 .43%
Consumer, Non-cyclical 21 .53%
Consumer, Cyclical 11 .79%
Industrial 10 .11%
Technology 9 .11%
Energy 7 .94%
Communications 5 .26%
Utilities 4 .74%
Basic Materials 2 .36%
Money Market Funds 1 .52%
Other Assets and Liabilities
0 .21%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 145,357 $ 459,373 $ 473,709 $ 131,021
$ 145,357 $ 459,373 $ 473,709 $ 131,021
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 1,925 $ — $ — $ —
$ 1,925 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .32 % Shares Held Value (000's)
Money Market Funds - 7 .32%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
37,811,491 $ 37,811
TOTAL INVESTMENT COMPANIES $ 37,811
BONDS - 89 .89%
Principal
Amount (000's) Value (000's)
Banks - 9 .84%
Banca Comerciala Romana SA
7.63%, 05/19/2027
(c)
EUR 2,200 $ 2,500
3 Month Euro Interbank Offered Rate +
4.54%
Banca Transilvania SA
8.88%, 04/27/2027
(c)
2,200 2,503
Euribor Swap Rate 1 Year + 5.58%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(c),(d),(e),(f)
$ 4,050 3,775
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(c),(d),(e)
600 559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(c),(e)
1,475 1,348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
8.45%, 06/29/2038
(c),(e)
250 261
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
8.45%, 06/29/2038
(c),(e),(f)
5,100 5,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 3,080 3,083
Ceska sporitelna AS
5.74%, 03/08/2028
(c)
2,100 2,352
3 Month Euro Interbank Offered Rate +
2.35%
5.94%, 06/29/2027
(c)
900 1,008
3 Month Euro Interbank Offered Rate +
2.40%
HSBC Holdings PLC
6.25%, 03/09/2034
(c)
$ 4,675 4,965
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(f)
1,825 1,778
JPMorgan Chase & Co
0.00%, 12/05/2033
(f),(g)
TRY 1,820,000 2,473
Nova Kreditna Banka Maribor dd
7.38%, 06/29/2026
(c)
EUR 600 668
3 Month Euro Interbank Offered Rate +
3.50%
Raiffeisenbank AS
7.13%, 01/19/2026
(c)
2,800 3,056
3 Month Euro Interbank Offered Rate +
3.93%
Standard Chartered PLC
6.10%, 01/11/2035
(c),(f)
$ 4,950 5,054
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.19%, 07/06/2027
(c),(f)
275 280
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%
6.19%, 07/06/2027
(c)
2,800 2,848
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%
TC Ziraat Bankasi AS
9.50%, 08/01/2026 2,775 2,917
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Yapi ve Kredi Bankasi AS
9.25%, 01/17/2034
(c),(f)
$ 4,025 $ 4,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.28%
$ 50,792
Building Materials - 0 .88%
Cemex SAB de CV
9.13%, 03/14/2028
(c),(d),(f)
1,075 1,145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
9.13%, 03/14/2028
(c),(d)
3,200 3,407
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
$ 4,552
Chemicals - 1 .81%
MEGlobal BV
4.25%, 11/03/2026 1,100 1,058
Sasol Financing USA LLC
8.75%, 05/03/2029
(f)
3,225 3,279
8.75%, 05/03/2029 650 661
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(f)
4,200 4,353
$ 9,351
Diversified Financial Services - 0 .42%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,200 2,167
Electric - 0 .64%
Comision Federal de Electricidad
5.00%, 09/29/2036 3,036 2,657
NPC Ukrenergo
0.00%, 11/09/2028
(f),(g)
2,350 645
$ 3,302
Energy - Alternate Sources - 1 .52%
Energo-Pro AS
8.50%, 02/04/2027 2,600 2,585
8.50%, 02/04/2027
(f)
2,325 2,311
FS Luxembourg Sarl
8.88%, 02/12/2031
(f),(h)
3,000 2,961
$ 7,857
Engineering & Construction - 1 .27%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 1,737 1,713
IHS Holding Ltd
5.63%, 11/29/2026 650 586
6.25%, 11/29/2028 350 295
IHS Netherlands Holdco BV
8.00%, 09/18/2027 4,325 3,979
$ 6,573
Food - 0 .93%
Minerva Luxembourg SA
8.88%, 09/13/2033
(f)
4,600 4,820
Internet - 0 .17%
United Group BV
6.75%, 02/15/2031
(f),(h)
EUR 825 886
Iron & Steel - 1 .56%
CSN Inova Ventures
6.75%, 01/28/2028 $ 3,375 3,232
Samarco Mineracao SA
9.50%, PIK 0.00%; 06/30/2031
(f),(i),(j)
657 547
9.50%, PIK 0.00%; 06/30/2031
(i),(j)
3,761 3,127
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(g),(k)
200 —
Usiminas International Sarl
5.88%, 07/18/2026 1,200 1,174
$ 8,080

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 1 .45%
Melco Resorts Finance Ltd
5.63%, 07/17/2027
(f)
$ 300 $ 282
5.63%, 07/17/2027 1,150 1,090
5.75%, 07/21/2028 4,300 3,999
MGM China Holdings Ltd
5.25%, 06/18/2025 1,500 1,462
Wynn Macau Ltd
5.50%, 01/15/2026 675 654
$ 7,487
Media - 0 .71%
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 2,350 2,002
5.50%, 01/14/2032 1,950 1,684
$ 3,686
Mining - 0 .96%
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(f)
3,250 3,322
9.50%, 10/06/2028 1,600 1,636
$ 4,958
Oil & Gas - 6 .34%
Cosan Luxembourg SA
7.25%, 06/27/2031
(f)
3,300 3,330
Energian Israel Finance Ltd
4.88%, 03/30/2026
(f)
1,086 1,000
5.38%, 03/30/2028
(f)
2,725 2,374
8.50%, 09/30/2033
(f)
3,715 3,480
Kosmos Energy Ltd
7.50%, 03/01/2028
(f)
350 323
7.50%, 03/01/2028 2,050 1,891
7.75%, 05/01/2027 1,400 1,323
Leviathan Bond Ltd
6.50%, 06/30/2027
(f)
4,400 4,094
Petroleos de Venezuela SA
0.00%, 05/16/2024
(g)
18,225 1,939
0.00%, 11/15/2026
(g)
2,100 224
Petroleos Mexicanos
6.49%, 01/23/2027 2,825 2,656
Puma International Financing SA
5.00%, 01/24/2026 3,275 3,102
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 7,440 7,006
$ 32,742
Pipelines - 3 .72%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 3,927 3,763
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(f)
2,548 2,187
2.16%, 03/31/2034 6,838 5,869
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(f)
3,300 3,379
6.13%, 02/23/2038 1,950 1,994
TMS Issuer Sarl
5.78%, 08/23/2032
(f)
1,950 2,008
$ 19,200
Real Estate - 0 .32%
Country Garden Holdings Co Ltd
0.00%, 05/27/2025
(g)
350 25
0.00%, 02/06/2026
(g)
3,200 243
0.00%, 04/08/2026
(g)
2,925 227
0.00%, 07/12/2026
(g)
600 43
MAF Global Securities Ltd
7.88%, 06/30/2027
(c),(d)
1,075 1,107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
$ 1,645
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority - 0 .40%
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(i)
$ 5,275 $ 2,052
Sovereign - 54 .06%
Argentine Republic Government International Bond
0.75%, 07/09/2030
(i)
10,025 4,051
3.62%, 07/09/2035
(i)
16,000 5,339
4.25%, 01/09/2038
(i)
3,500 1,347
Bahamas Government International Bond
6.00%, 11/21/2028 3,975 3,552
9.00%, 06/16/2029
(f)
600 585
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 61,800 12,509
9.76%, 01/01/2033 62,250 12,181
Colombia Government International Bond
4.50%, 03/15/2029 $ 4,650 4,283
7.50%, 02/02/2034 7,075 7,232
Colombian TES
6.00%, 04/28/2028 COP 47,800,000 11,068
Dominican Republic International Bond
4.50%, 01/30/2030 $ 3,700 3,366
5.50%, 02/22/2029 1,925 1,862
5.95%, 01/25/2027 4,150 4,154
Ecuador Government International Bond
3.50%, 07/31/2035
(i)
8,850 3,625
6.00%, 07/31/2030
(i)
8,250 4,314
Egypt Government International Bond
7.30%, 09/30/2033 10,975 7,216
8.50%, 01/31/2047 850 518
Gabon Government International Bond
6.63%, 02/06/2031 3,950 3,223
Ghana Government International Bond
0.00%, 04/07/2029
(f),(g)
975 431
0.00%, 04/07/2029
(g)
7,175 3,171
0.00%, 03/26/2032
(g)
1,800 791
0.00%, 04/07/2034
(g)
4,015 1,772
Guatemala Government Bond
5.25%, 08/10/2029 4,575 4,421
7.05%, 10/04/2032 1,950 2,044
Hungary Government Bond
6.75%, 10/22/2028 HUF 2,080,000 6,070
Hungary Government International Bond
6.13%, 05/22/2028 $ 2,300 2,366
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 102,200,000 6,465
6.50%, 02/15/2031 32,800,000 2,059
6.63%, 02/15/2034 151,800,000 9,622
7.00%, 02/15/2033 24,900,000 1,620
Iraq International Bond
5.80%, 01/15/2028 $ 6,763 6,298
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 5,875 5,317
6.63%, 03/22/2048 2,275 1,926
8.25%, 01/30/2037
(f)
$ 4,075 4,049
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027
(f)
2,100 2,116
6.13%, 12/04/2027 800 806
Mexican Bonos
7.75%, 11/23/2034 MXN 532,250 27,759
Mexico Government International Bond
4.88%, 05/19/2033 $ 4,600 4,390
6.00%, 05/07/2036 2,275 2,317
6.35%, 02/09/2035 2,575 2,678
Nigeria Government International Bond
6.13%, 09/28/2028 2,325 2,019
7.14%, 02/23/2030 1,450 1,260
7.88%, 02/16/2032 4,125 3,576

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peru Government Bond
5.40%, 08/12/2034 PEN 25,750 $ 6,152
6.15%, 08/12/2032 32,950 8,518
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 155,500 7,651
8.75%, 01/31/2044 128,800 5,085
Republic of South Africa Government International
Bond
7.30%, 04/20/2052 $ 5,850 5,162
Republic of Uzbekistan International Bond
7.85%, 10/12/2028
(f)
4,500 4,665
7.85%, 10/12/2028 300 311
Romanian Government International Bond
6.38%, 01/30/2034
(f)
6,476 6,614
Saudi Government International Bond
5.00%, 01/16/2034
(f)
3,650 3,636
5.75%, 01/16/2054
(f)
6,825 6,707
Senegal Government International Bond
4.75%, 03/13/2028 EUR 3,200 3,163
5.38%, 06/08/2037 3,150 2,453
6.75%, 03/13/2048 $ 4,070 3,048
Slovenia Government International Bond
5.00%, 09/19/2033 5,625 5,694
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(g)
2,700 678
0.00%, 06/24/2030
(g)
4,689 1,178
Tunisian Republic
6.38%, 07/15/2026 EUR 7,125 5,812
Turkiye Government Bond
26.20%, 10/05/2033 TRY 60,300 1,996
Ukraine Government International Bond
0.00%, 09/01/2026
(g)
$ 975 251
0.00%, 09/01/2029
(g)
5,725 1,429
0.00%, 08/01/2041
(g),(i)
7,000 3,220
$ 279,191
Supranational Bank - 2 .05%
European Bank for Reconstruction & Development
6.30%, 10/26/2027 INR 366,000 4,326
Inter-American Development Bank
5.00%, 02/12/2024 86,400 1,040
5.70%, 11/12/2024 142,000 1,689
International Bank for Reconstruction &
Development
6.85%, 04/24/2028 180,000 2,168
7.05%, 07/22/2029 110,500 1,336
$ 10,559
Transportation - 0 .41%
Transnet SOC Ltd
8.25%, 02/06/2028
(f)
$ 1,825 1,834
8.25%, 02/06/2028 300 302
$ 2,136
Water - 0 .43%
Aegea Finance Sarl
9.00%, 01/20/2031
(f)
2,100 2,209
TOTAL BONDS $ 464,245
CONVERTIBLE BONDS - 0 .19%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0 .19%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 $ 1,000 $ 980
TOTAL CONVERTIBLE BONDS $ 980
Total Investments $ 503,036
Other Assets and Liabilities -  2.60% 13,412
TOTAL NET ASSETS - 100.00% $ 516,448
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $11,267 or 2.18% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $102,974 or 19.94% of net assets.
(g) Non-income producing security
(h) Security purchased on a when-issued basis.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
Mexico 11 .28%
United States 9 .26%
Brazil 6 .20%
Luxembourg 5 .57%
Colombia 4 .37%
South Africa 3 .88%
Indonesia 3 .82%
United Kingdom 3 .50%
Peru 2 .84%
Cayman Islands 2 .56%
Argentina 2 .48%
Israel 2 .45%
Romania 2 .25%
Hungary 2 .21%
Czech Republic 2 .20%
Cote d'Ivoire 2 .18%
Supranational 2 .05%
Saudi Arabia 2 .00%
Dominican Republic 1 .82%
Netherlands 1 .74%
Turkey 1 .74%
Senegal 1 .68%
Jersey, Channel Islands 1 .56%
Ecuador 1 .54%
Egypt 1 .50%
Ukraine 1 .44%
Bermuda 1 .36%
Nigeria 1 .32%
Guatemala 1 .26%
Slovenia 1 .23%
Iraq 1 .22%
Ghana 1 .18%
Tunisia 1 .13%
Uzbekistan 0 .96%
Chile 0 .84%
Bahamas 0 .80%
Gabon 0 .62%
Venezuela 0 .42%
Ireland 0 .42%
Mauritius 0 .33%
United Arab Emirates 0 .19%
Other Assets and Liabilities
2 .60%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 56,782 $ 72,716 $ 91,687 $ 37,811
$ 56,782 $ 72,716 $ 91,687 $ 37,811
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 531 $ — $ — $ —
$ 531 $ — $ — $ —
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 02/16/2024 EUR 2,475 $ 2,704 $ — $ (27)
Citigroup Inc 02/28/2024 EUR 11,500 $ 12,513 — (72)
Citigroup Inc 02/28/2024 $ 11,697 ZAR 224,075 — (249)
Citigroup Inc 02/28/2024 $ 14,911 CNH 106,700 44 —
Goldman Sachs & Co 02/16/2024 EUR 25 $ 27 — —
Goldman Sachs & Co 02/16/2024 $ 436 EUR 400 3 —
Goldman Sachs & Co 02/28/2024 $ 742 ZAR 14,000 — (5)
HSBC Securities Inc 02/16/2024 EUR 975 $ 1,061 — (6)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
HSBC Securities Inc 02/16/2024 $ 2,885 EUR 2,650 $ 19 $ —
HSBC Securities Inc 02/28/2024 IDR 77,600,000 $ 4,968 — (49)
HSBC Securities Inc 02/28/2024 $ 7,768 MXN 134,900 — (37)
HSBC Securities Inc 02/28/2024 $ 14,895 CNH 106,700 29 —
JPMorgan Chase 02/16/2024 $ 36,006 EUR 33,100 215 —
JPMorgan Chase 02/28/2024 $ 1,009 CNH 7,200 5 —
Total $ 315 $ (445)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 $ 3,350 $ (26) $ (11) $ — $ (37)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 7,350 (77) (4) — (81)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 3,300 (26) (11) — (37)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 500 (5) (1) — (6)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 500 (5) (1) — (6)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 4,700 (29) (23) — (52)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.37% (1.00)% Quarterly 12/20/2025 3,350 (26) (12) — (38)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.37% (1.00)% Quarterly 12/20/2025 500 (5) (1) — (6)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.37% (1.00)% Quarterly 12/20/2025 3,300 (26) (12) — (38)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.37% (1.00)% Quarterly 12/20/2025 500 (4) (2) — (6)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.37% (1.00)% Quarterly 12/20/2025 7,300 (77) (6) — (83)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.37% (1.00)% Quarterly 12/20/2025 3,350 (21) (17) — (38)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.38% (1.00)% Quarterly 12/20/2025 3,350 (27) (11) — (38)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.38% (1.00)% Quarterly 12/20/2025 3,300 (26) (11) — (37)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.38% (1.00)% Quarterly 12/20/2025 2,000 (12) (10) — (22)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.38% (1.00)% Quarterly 12/20/2025 500 (5) (1) — (6)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.38% (1.00)% Quarterly 12/20/2025 500 (5) (1) — (6)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.38% (1.00)% Quarterly 12/20/2025 7,000 (73) (5) — (78)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.40% (1.00)% Quarterly 12/20/2025 3,350 (26) (10) — (36)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.40% (1.00)% Quarterly 12/20/2025 3,300 (26) (10) — (36)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.40% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.40% (1.00)% Quarterly 12/20/2025 $ 500 $ (5) $ — $ — $ (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.40% (1.00)% Quarterly 12/20/2025 7,300 (76) (3) — (79)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.40% (1.00)% Quarterly 12/20/2025 3,350 (20) (16) — (36)
Total $ (632) $ (180) $ — $ (812)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.41 N/A (5.00)% Quarterly 12/20/2028 $ 15,147 $ (749) $ (105) $ (854)
ITRX.40 N/A (5.00)% Quarterly 12/20/2028 EUR 48,650 (2,442) (1,271) (3,713)
Total $ (3,191) $ (1,376) $ (4,567)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
3 Month Budapest Interbank
Offered Rate
Pay 6.47% Semiannual Annual N/A 12/06/2033 HUF 3,100,000 $ 85 $ (2) $ 83
3 Month Budapest Interbank
Offered Rate
Pay 6.47% Semiannual Annual N/A 12/06/2033 1,585,000 37 5 42
3 Month Budapest Interbank
Offered Rate
Pay 6.47% Semiannual Annual N/A 12/06/2033 3,700,000 (49) 148 99
3 Month Budapest Interbank
Offered Rate
Pay 6.47% Semiannual Annual N/A 12/06/2033 1,475,000 — 40 40
3 Month Budapest Interbank
Offered Rate
Pay 6.47% Semiannual Annual N/A 12/06/2033 1,400,000 (13) 50 37
3 Month KRW Certificate of
Deposit
Pay 3.18% Annual Annual N/A 03/20/2029 KRW 42,200,000 $ 19 — 19
Brazil Cetip DI Interbank
Deposit Rate
Pay 10.17% Annual Annual N/A 01/04/2027 BRL 134,800 $ 120 — 120
Total $ 199 $ 241 $ 440
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Global Emerging Markets Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .13 % Shares Held Value (000's)
Money Market Funds - 2 .13%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
91,264 $ 91
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(c)
4,818,296 4,818
$ 4,909
TOTAL INVESTMENT COMPANIES $ 4,909
COMMON STOCKS - 96 .78 % Shares Held Value (000's)
Aerospace & Defense - 0 .53%
LIG Nex1 Co Ltd 15,518 $ 1,218
Agriculture - 0 .24%
Muyuan Foods Co Ltd 113,900 559
Apparel - 1 .00%
Fila Holdings Corp 25,861 788
Youngone Corp 42,488 1,525
$ 2,313
Automobile Manufacturers - 2 .48%
BYD Co Ltd 86,500 1,937
Kia Corp 24,656 1,894
Maruti Suzuki India Ltd 15,309 1,877
$ 5,708
Automobile Parts & Equipment - 0 .77%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 776
Weichai Power Co Ltd 563,000 994
$ 1,770
Banks - 10 .67%
Bank of Jiangsu Co Ltd 806,870 822
Bank Rakyat Indonesia Persero Tbk PT 5,490,182 1,978
Grupo Financiero Banorte SAB de CV 243,600 2,477
HDFC Bank Ltd 176,872 3,111
ICICI Bank Ltd 392,061 4,856
Kasikornbank PCL 229,800 770
Kotak Mahindra Bank Ltd 63,469 1,395
National Bank of Greece SA
(e)
336,617 2,559
PT Bank Central Asia Tbk 2,651,600 1,604
Saudi National Bank/The 398,346 4,302
Vietnam Technological & Commercial Joint Stock
Bank
(e)
453,900 685
$ 24,559
Beverages - 2 .38%
Arca Continental SAB de CV 168,000 1,910
China Resources Beer Holdings Co Ltd 158,000 571
Kweichow Moutai Co Ltd 5,100 1,140
Varun Beverages Ltd 120,348 1,857
$ 5,478
Building Materials - 3 .00%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
252,621 568
Cemex SAB de CV
(e)
3,367,014 2,792
China National Building Material Co Ltd 760,000 268
Voltas Ltd 248,463 3,268
$ 6,896
Chemicals - 0 .26%
Orbia Advance Corp SAB de CV 304,200 606
Coal - 0 .40%
Exxaro Resources Ltd 92,038 917
Commercial Services - 2 .61%
Humansoft Holding Co KSC 79,772 892
JSW Infrastructure Ltd
(e)
535,729 1,395
Localiza Rent a Car SA 109,480 1,202
Localiza Rent a Car SA - Rights
(e)
392 1
MegaStudyEdu Co Ltd 17,572 790
Network International Holdings PLC
(d),(e)
184,553 905
Santos Brasil Participacoes SA 407,389 829
$ 6,014
Computers - 1 .56%
CI&T Inc
(e)
35,930 160
Elm Co 4,506 1,082
Globant SA
(e)
4,690 1,106
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Quanta Computer Inc 156,000 $ 1,233
$ 3,581
Distribution & Wholesale - 0 .80%
AKR Corporindo Tbk PT 12,559,400 1,289
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
331,929 549
$ 1,838
Diversified Financial Services - 4 .67%
Bajaj Finance Ltd 20,428 1,691
Banco BTG Pactual SA 215,950 1,573
CreditAccess Grameen Ltd
(e)
100,480 1,928
Fubon Financial Holding Co Ltd 771,139 1,585
Hong Kong Exchanges & Clearing Ltd 19,300 585
Intercorp Financial Services Inc 23,443 550
Jio Financial Services Ltd
(e)
113,477 339
KB Financial Group Inc 58,686 2,490
$ 10,741
Electric - 1 .26%
China Longyuan Power Group Corp Ltd 740,000 446
Emirates Central Cooling Systems Corp 2,441,294 1,165
NTPC Ltd 335,249 1,284
$ 2,895
Electrical Components & Equipment - 0 .95%
Delta Electronics Inc 150,000 1,342
Riyadh Cables Group Co 30,107 846
$ 2,188
Electronics - 1 .87%
Advanced Energy Solution Holding Co Ltd 30,000 605
Avalon Technologies Ltd
(d),(e)
151,980 1,001
Gold Circuit Electronics Ltd 103,000 754
Lotes Co Ltd 24,830 783
Voltronic Power Technology Corp 27,000 1,154
$ 4,297
Energy - Alternate Sources - 0 .25%
Sao Martinho S/A 100,029 571
Engineering & Construction - 1 .09%
Cury Construtora e Incorporadora SA 228,500 853
L&T Technology Services Ltd
(d)
17,714 1,189
Samsung Engineering Co Ltd
(e)
27,696 462
$ 2,504
Food - 2 .87%
Bid Corp Ltd 68,989 1,670
Dino Polska SA
(d),(e)
5,155 556
Indofood Sukses Makmur Tbk PT 1,381,200 558
LT Foods Ltd 285,125 675
Nestle India Ltd 39,310 1,186
SM Investments Corp 78,535 1,254
Want Want China Holdings Ltd 1,296,000 713
$ 6,612
Forest Products & Paper - 0 .30%
Suzano SA 66,300 693
Gas - 0 .35%
ENN Natural Gas Co Ltd 332,079 807
Healthcare - Products - 0 .74%
Shenzhen Mindray Bio-Medical Electronics Co Ltd 25,600 957
Universal Vision Biotechnology Co Ltd 84,000 737
$ 1,694
Healthcare - Services - 0 .93%
Bangkok Dusit Medical Services PCL 1,463,900 1,128
Hygeia Healthcare Holdings Co Ltd
(d)
151,000 492
WuXi AppTec Co Ltd
(d)
73,700 510
$ 2,130
Home Furnishings - 0 .45%
Gree Electric Appliances Inc of Zhuhai 212,300 1,043
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 1,043

Schedule of Investments
Global Emerging Markets Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 4 .11%
AIA Group Ltd 191,200 $ 1,499
China Pacific Insurance Group Co Ltd 513,600 945
ICICI Lombard General Insurance Co Ltd
(d)
65,117 1,172
ICICI Prudential Life Insurance Co Ltd
(d)
147,672 895
PICC Property & Casualty Co Ltd 1,956,000 2,433
Qualitas Controladora SAB de CV
(f)
227,800 2,524
$ 9,468
Internet - 12 .52%
Alibaba Group Holding Ltd 649,124 5,822
Baidu Inc
(e)
147,000 1,903
IndiaMart InterMesh Ltd
(d)
33,240 1,009
Meituan
(d),(e)
96,100 773
MercadoLibre Inc
(e)
477 817
Naspers Ltd 13,334 2,236
PDD Holdings Inc ADR
(e)
35,129 4,457
Tencent Holdings Ltd 279,600 9,705
Tongcheng Travel Holdings Ltd
(e)
426,800 871
Trip.com Group Ltd ADR
(e)
33,763 1,234
$ 28,827
Investment Companies - 0 .07%
VEF AB
(e)
907,845 162
Iron & Steel - 0 .73%
Hunan Valin Steel Co Ltd 859,889 653
Severstal PAO
(e)
31,471 —
Ternium SA ADR 26,429 1,022
$ 1,675
Leisure Products & Services - 1 .55%
Bajaj Auto Ltd 20,097 1,858
Leejam Sports Co JSC 17,377 894
Yadea Group Holdings Ltd
(d)
592,000 812
$ 3,564
Lodging - 0 .27%
Galaxy Entertainment Group Ltd 121,000 628
Machinery - Diversified - 1 .25%
Cummins India Ltd 38,459 1,063
NARI Technology Co Ltd 309,329 903
WEG SA 138,300 902
$ 2,868
Metal Fabrication & Hardware - 0 .53%
APL Apollo Tubes Ltd 67,225 1,218
Mining - 1 .29%
Anglo American PLC 17,296 412
Gold Fields Ltd 117,143 1,729
Polyus PJSC
(e)
343 —
Shandong Gold Mining Co Ltd
(d)
570,750 822
$ 2,963
Miscellaneous Manufacturers - 0 .92%
Airtac International Group 28,000 839
Elite Material Co Ltd 53,000 779
Zhuzhou CRRC Times Electric Co Ltd 199,700 490
$ 2,108
Oil & Gas - 3 .71%
PRIO SA/Brazil 134,800 1,199
Reliance Industries Ltd 77,111 2,649
Saudi Arabian Oil Co
(d)
483,260 3,937
Thai Oil PCL 497,000 765
$ 8,550
Pharmaceuticals - 1 .27%
Caplin Point Laboratories Ltd 59,479 1,039
Grand Pharmaceutical Group Ltd 1,050,000 454
Richter Gedeon Nyrt 30,403 820
Simcere Pharmaceutical Group Ltd
(d)
926,000 617
$ 2,930
Real Estate - 0 .92%
China Overseas Land & Investment Ltd 390,500 591
China Resources Land Ltd 260,000 789
Multiplan Empreendimentos Imobiliarios SA 131,500 738
$ 2,118
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3 .06%
El Puerto de Liverpool SAB de CV 119,358 $ 837
Jumbo SA 55,366 1,558
Mitra Adiperkasa Tbk PT 8,069,700 1,000
Wal-Mart de Mexico SAB de CV 624,200 2,578
Yum China Holdings Inc 31,400 1,080
$ 7,053
Semiconductors - 19 .48%
Alchip Technologies Ltd 10,000 1,240
ASML Holding NV - NY Reg Shares 2,091 1,819
ASPEED Technology Inc 8,000 786
Hana Materials Inc 15,436 543
MediaTek Inc 71,000 2,191
Novatek Microelectronics Corp 61,300 999
Parade Technologies Ltd 23,000 816
Samsung Electronics Co Ltd 246,933 13,418
SK Hynix Inc 28,990 2,903
Taiwan Semiconductor Manufacturing Co Ltd 1,005,685 20,132
$ 44,847
Shipbuilding - 0 .50%
Yangzijiang Shipbuilding Holdings Ltd 927,700 1,158
Software - 1 .15%
NetEase Inc 135,925 2,642
Telecommunications - 0 .73%
Accton Technology Corp 70,000 1,177
ZTE Corp 293,400 510
$ 1,687
Textiles - 0 .29%
SLC Agricola SA 171,006 660
TOTAL COMMON STOCKS $ 222,758
PREFERRED STOCKS - 1 .65 % Shares Held Value (000's)
Automobile Manufacturers - 0 .44%
Hyundai Motor Co 34,000.00% 11,539 $ 1,020
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 1.80% 20,961 37
Oil & Gas - 1 .19%
Petroleo Brasileiro SA 0.97% 334,400 2,750
TOTAL PREFERRED STOCKS $ 3,807
Total Investments $ 231,474
Other Assets and Liabilities -  (0.56)% (1,291)
TOTAL NET ASSETS - 100.00% $ 230,183
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $91 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,466 or 6.72% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $88 or 0.04% of net assets.

Schedule of Investments
Global Emerging Markets Fund
January 31, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
China 19 .42%
India 16 .52%
Taiwan 15 .81%
Korea, Republic Of 11 .74%
Mexico 5 .95%
Brazil 5 .50%
Saudi Arabia 4 .81%
South Africa 2 .85%
Indonesia 2 .79%
Hong Kong 2 .53%
United States 2 .48%
Ireland 1 .94%
Greece 1 .79%
Thailand 1 .15%
United Arab Emirates 0 .90%
Uruguay 0 .83%
Netherlands 0 .79%
Philippines 0 .54%
Luxembourg 0 .45%
Kuwait 0 .39%
Hungary 0 .35%
Vietnam 0 .30%
Peru 0 .24%
Poland 0 .24%
United Kingdom 0 .18%
Sweden 0 .07%
Russian Federation 0 .00%
Turkey 0 .00%
Other Assets and Liabilities
( 0 .56 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 8,768 $ 17,960 $ 21,910 $ 4,818
$ 8,768 $ 17,960 $ 21,910 $ 4,818
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 84 $ — $ — $ —
$ 84 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .00 % Shares Held Value (000's)
Money Market Funds - 1 .00%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
19,328,743 $ 19,329
TOTAL INVESTMENT COMPANIES $ 19,329
COMMON STOCKS - 98 .29 % Shares Held Value (000's)
Engineering & Construction - 0 .69%
Cellnex Telecom SA - Rights
(c),(d)
346,480 $ 13,332
Entertainment - 0 .38%
Marriott Vacations Worldwide Corp 88,216 7,400
Private Equity - 1 .09%
CapitaLand Investment Ltd/Singapore 9,578,400 21,027
Real Estate - 9 .36%
Castellum AB
(c)
1,103,211 14,203
Mitsui Fudosan Co Ltd 1,528,793 38,378
Sumitomo Realty & Development Co Ltd 1,226,400 38,569
Sun Hung Kai Properties Ltd 2,519,500 23,516
Vonovia SE 1,449,399 45,152
Wharf Real Estate Investment Co Ltd 1,016,000 2,977
Wihlborgs Fastigheter AB 1,978,953 17,691
$ 180,486
REITs - 86 .27%
Aedifica SA 125,529 8,180
Agree Realty Corp 310,762 18,524
Alexandria Real Estate Equities Inc 374,636 45,293
Allied Properties Real Estate Investment Trust 1,037,394 15,062
American Homes 4 Rent 1,305,568 45,760
American Tower Corp 225,063 44,034
Americold Realty Trust Inc 766,695 21,084
Apartment Income REIT Corp 508,127 16,611
AvalonBay Communities Inc 343,763 61,537
Big Yellow Group PLC 622,681 9,004
Broadstone Net Lease Inc 1,194,088 19,189
Canadian Apartment Properties REIT 531,511 18,450
CapitaLand Integrated Commercial Trust 10,830,318 16,145
Cousins Properties Inc 605,698 13,877
Daiwa House REIT Investment Corp 7,733 13,663
Digital Realty Trust Inc 397,854 55,883
Equinix Inc 97,003 80,490
Equity Residential 178,027 10,715
Essex Property Trust Inc 203,486 47,467
Extra Space Storage Inc 520,497 75,181
First Industrial Realty Trust Inc 468,762 24,151
Gaming and Leisure Properties Inc 548,171 25,024
Gecina SA 139,858 15,424
GLP J-Reit 14,142 12,626
Goodman Group 2,421,838 40,201
Healthcare Realty Trust Inc 937,386 15,101
Industrial & Infrastructure Fund Investment Corp 13,209 11,953
Inmobiliaria Colonial Socimi SA 1,839,802 11,061
InterRent Real Estate Investment Trust 895,820 8,975
Invincible Investment Corp 23,745 9,762
Invitation Homes Inc 1,655,213 54,506
Japan Hotel REIT Investment Corp 26,874 13,810
Kilroy Realty Corp 363,558 13,001
Klepierre SA 1,075,227 27,838
Link REIT 6,499,144 32,598
Mapletree Industrial Trust 11,164,100 20,334
Mapletree Logistics Trust 9,721,611 11,179
Merlin Properties Socimi SA 1,780,065 18,127
National Storage REIT 5,865,848 8,797
Nippon Accommodations Fund Inc 1,383 5,758
Nippon Building Fund Inc 4,743 19,191
NNN REIT Inc 414,820 16,734
Prologis Inc 734,268 93,024
Prologis Property Mexico SA de CV 1,267,576 5,214
Realty Income Corp 38,623 2,101
Regency Centers Corp 478,117 29,964
Retail Opportunity Investments Corp 713,900 9,702
Rexford Industrial Realty Inc 941,040 49,489
Ryman Hospitality Properties Inc 163,345 17,952
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Sabra Health Care REIT Inc 1,521,964 $ 20,303
Safestore Holdings PLC 1,480,429 15,417
Saul Centers Inc 90,139 3,449
Scentre Group 3,879,362 7,712
Segro PLC 3,732,647 41,455
Sekisui House Reit Inc 24,510 13,037
Stockland 10,762,855 31,784
Sun Communities Inc 323,811 40,590
Terreno Realty Corp 170,234 10,168
Unibail-Rodamco-Westfield
(c)
8,756 627
UNITE Group PLC/The 1,159,819 14,818
Ventas Inc 1,448,889 67,214
VICI Properties Inc 1,863,831 56,139
Welltower Inc 940,883 81,396
$ 1,663,855
Telecommunications - 0 .50%
NEXTDC Ltd
(c)
1,069,934 9,686
TOTAL COMMON STOCKS $ 1,895,786
Total Investments $ 1,915,115
Other Assets and Liabilities -  0.71% 13,629
TOTAL NET ASSETS - 100.00% $ 1,928,744
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,332 or 0.69% of net assets.
Portfolio Summary
Location Percent
United States 62 .84%
Japan 9 .18%
Australia 5 .09%
United Kingdom 4 .19%
Singapore 3 .56%
Hong Kong 3 .06%
Germany 2 .34%
France 2 .27%
Canada 2 .21%
Spain 2 .20%
Sweden 1 .66%
Belgium 0 .42%
Mexico 0 .27%
Other Assets and Liabilities
0 .71%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 2 $ 144,381 $ 125,054 $ 19,329
$ 2 $ 144,381 $ 125,054 $ 19,329
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 210 $ — $ — $ —
$ 210 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .06 % Shares Held Value (000's)
Money Market Funds - 2 .06%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
80 $ —
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(c)
13,840,059 13,840
$ 13,840
TOTAL INVESTMENT COMPANIES $ 13,840
BONDS - 16 .49%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 4 .64%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 $ 771 $ 772
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 5,135 5,155
GM Financial Automobile Leasing Trust 2023-3
5.80%, 01/20/2026 5,203 5,202
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 889 889
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 3,035 3,036
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(d)
4,750 4,763
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
6,195 6,132
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 5,235 5,245
$ 31,194
Commercial Mortgage Backed Securities - 0 .10%
Ginnie Mae
0.44%, 06/16/2057
(e),(f)
3,625 72
0.58%, 03/16/2060
(e),(f)
8,901 339
0.62%, 07/16/2060
(e),(f)
6,646 274
$ 685
Credit Card Asset Backed Securities - 2 .97%
American Express Credit Account Master Trust
0.90%, 11/15/2026 6,144 5,941
Barclays Dryrock Issuance Trust
0.63%, 07/15/2027 2,935 2,851
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 7,500 7,260
Citibank Credit Card Issuance Trust
6.07%, 04/22/2026 3,925 3,930
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
$ 19,982
Mortgage Backed Securities - 7 .65%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
3,505 3,462
CSMC Trust 2015-1
3.90%, 01/25/2045
(d),(f)
2,545 2,413
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,481 205
Fannie Mae REMICS
0.00%, 06/25/2045
(e),(g)
4,548 185
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
0.54%, 09/25/2046
(e)
11,797 1,388
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.54%, 05/25/2050
(e)
13,926 1,588
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.59%, 08/25/2049
(e)
19,437 2,142
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.59%, 09/25/2049
(e)
5,246 635
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
0.59%, 11/25/2049
(e)
$ 9,150 $ 1,042
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.61%, 06/25/2050
(e)
7,948 895
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
2.50%, 02/25/2028
(e)
2,491 83
3.00%, 07/25/2032
(e)
3,511 245
3.00%, 10/25/2040
(e)
1,260 35
3.00%, 04/25/2042 679 657
3.00%, 05/25/2048 797 701
3.00%, 01/25/2051
(e)
11,990 1,950
3.50%, 02/25/2036
(e)
2,421 221
3.50%, 02/25/2043
(e)
1,270 30
3.50%, 02/25/2043 162 158
3.50%, 07/25/2043
(e)
3,759 276
3.50%, 08/25/2045 1,020 999
6.06%, 04/25/2027 2 2
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.71%
7.00%, 04/25/2032 309 321
Freddie Mac REMICS
0.59%, 10/25/2049
(e)
14,141 1,640
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.59%, 11/25/2049
(e)
6,128 691
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.59%, 03/25/2050
(e)
10,264 1,153
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.64%, 08/25/2050
(e)
8,377 1,073
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 846 774
4.00%, 11/15/2042
(e)
1,446 206
4.00%, 11/15/2045 553 534
6.50%, 08/15/2027 12 12
Ginnie Mae
0.65%, 06/20/2046
(e)
2,054 243
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.75%, 10/20/2045
(e)
4,678 581
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 11/20/2047
(e)
3,320 431
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.85%, 08/20/2050
(e)
11,918 1,568
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 07/20/2051
(e)
8,616 1,174
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 08/20/2051
(e)
9,728 1,367
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
7,113 1,078
3.00%, 10/20/2050
(e)
9,938 1,578
3.00%, 11/20/2050
(e)
11,993 1,882
3.00%, 11/20/2050
(e)
19,338 3,092
3.00%, 12/20/2050
(e)
7,748 1,228
3.50%, 01/20/2043
(e)
6,694 1,066
3.50%, 10/20/2049
(e)
11,500 2,002
4.00%, 04/20/2044
(e)
1,465 102
4.00%, 01/20/2046
(e)
1,420 77

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
$ 661 $ 589
New Residential Mortgage Loan Trust 2015-2
5.36%, 08/25/2055
(d),(f)
3,343 3,235
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(d),(f)
1,989 1,486
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(f)
1,112 1,058
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(d),(f)
1,887 1,705
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
196 172
$ 51,430
Other Asset Backed Securities - 1 .13%
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(d)
1,066 1,064
Verizon Master Trust
1.53%, 07/20/2028 6,775 6,543
$ 7,607
TOTAL BONDS $ 110,898
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 94 .34%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 6 .00%
2.50%, 08/01/2027 $ 249 $ 240
3.00%, 02/01/2027 571 557
3.00%, 04/01/2035 770 725
3.00%, 03/01/2037 1,651 1,537
3.00%, 10/01/2042 2,950 2,692
3.00%, 05/01/2043 1,100 1,000
3.00%, 07/01/2045 2,760 2,501
3.00%, 10/01/2046 3,869 3,510
3.50%, 11/01/2026 339 331
3.50%, 02/01/2032 1,141 1,102
3.50%, 04/01/2032 1,083 1,045
3.50%, 04/01/2042 2,490 2,334
3.50%, 07/01/2042 3,180 2,981
3.50%, 08/01/2043 2,099 1,962
3.50%, 02/01/2044 2,163 2,009
3.50%, 11/01/2046 1,869 1,734
4.00%, 12/01/2041 1,816 1,756
4.00%, 07/01/2042 1,497 1,448
4.00%, 09/15/2042 538 523
4.00%, 10/01/2045 3,226 3,111
4.50%, 04/01/2041 1,962 1,955
5.00%, 10/01/2025 5 5
5.00%, 12/01/2032 9 9
5.00%, 02/01/2033 118 119
5.00%, 01/01/2034 1,259 1,272
5.00%, 05/01/2034 22 22
5.00%, 07/01/2035 1 2
5.00%, 07/01/2035 12 12
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 117 119
5.00%, 07/01/2044 990 1,001
5.00%, 03/01/2048 1,854 1,881
5.50%, 05/01/2033 2 2
5.50%, 10/01/2033 5 5
5.50%, 12/01/2033 103 106
5.50%, 07/01/2037 6 6
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 10 10
6.00%, 06/01/2028 2 2
6.00%, 05/01/2031 27 28
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 8 8
6.00%, 11/01/2033 125 130
6.00%, 09/01/2034 21 22
6.00%, 02/01/2035 10 11
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 10/01/2036 $ 15 $ 15
6.00%, 03/01/2037 37 38
6.00%, 05/01/2037 56 59
6.00%, 03/01/2038 20 20
6.00%, 04/01/2038 29 30
6.00%, 07/01/2038 53 55
6.00%, 10/01/2038 28 29
6.23%, 10/01/2032 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.98%
6.50%, 03/01/2029 9 9
6.50%, 04/01/2031 24 25
6.50%, 10/01/2031 17 18
6.50%, 02/01/2032 3 3
6.50%, 04/01/2032 2 2
6.50%, 04/01/2035 2 2
7.00%, 01/01/2028 54 56
7.00%, 06/01/2029 21 22
7.00%, 04/01/2031 14 14
7.00%, 10/01/2031 33 34
7.00%, 04/01/2032 49 51
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 4 4
8.50%, 07/01/2029 45 45
$ 40,364
Federal National Mortgage Association (FNMA) - 0 .46%
3.00%, 04/01/2043 2,774 2,483
5.50%, 05/01/2033 35 35
5.94%, 12/01/2033 14 14
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.69%
6.00%, 01/01/2032 54 54
6.00%, 04/01/2033 64 65
6.00%, 09/01/2034 134 135
6.50%, 06/01/2031 25 25
6.50%, 11/01/2032 154 155
6.50%, 11/01/2032 59 59
7.00%, 08/01/2028 14 14
7.00%, 12/01/2028 19 19
7.00%, 07/01/2029 13 13
7.00%, 07/01/2032 14 14
7.50%, 12/01/2024 6 7
7.50%, 02/01/2030 6 6
$ 3,098
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 55 .95%
2.00%, 08/01/2028 584 554
2.00%, 11/01/2035 7,472 6,755
2.00%, 03/01/2051 12,440 10,245
2.00%, 11/01/2051 10,287 8,419
2.00%, 11/01/2051 8,786 7,110
2.00%, 12/01/2051 17,268 14,134
2.00%, 12/01/2051 17,580 14,385
2.00%, 01/01/2052 14,589 11,901
2.00%, 01/01/2052 11,788 9,666
2.00%, 02/01/2052 11,377 9,400
2.00%, 02/01/2052 13,887 11,363
2.50%, 06/01/2027 837 808
2.50%, 05/01/2028 463 444
2.50%, 08/01/2028 599 575
2.50%, 03/01/2030 1,869 1,777
2.50%, 12/01/2031 2,780 2,624
2.50%, 08/01/2035 6,320 5,881
2.50%, 02/01/2051 8,131 6,990
2.50%, 07/01/2051 11,882 10,109
2.50%, 11/01/2051 5,884 5,026
2.50%, 12/01/2051 6,168 5,258
2.50%, 12/01/2051 13,127 11,302

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 12/01/2051 $ 14,664 $ 12,559
2.50%, 01/01/2052 12,567 10,771
2.50%, 02/01/2052 12,251 10,428
3.00%, 01/01/2030 119 115
3.00%, 08/01/2031 2,580 2,474
3.00%, 10/01/2036 2,624 2,447
3.00%, 12/01/2042 2,807 2,547
3.00%, 01/01/2043 2,453 2,226
3.00%, 07/01/2045 1,139 1,027
3.00%, 01/01/2046 2,539 2,293
3.00%, 07/01/2046 2,806 2,511
3.00%, 10/01/2046 3,262 2,923
3.00%, 12/01/2046 3,477 3,106
3.00%, 08/01/2049 1,520 1,347
3.00%, 07/01/2050 5,584 4,921
3.00%, 08/01/2050 4,389 3,866
3.00%, 09/01/2050 7,209 6,383
3.00%, 03/01/2052 3,805 3,377
3.50%, 08/01/2031 1,387 1,350
3.50%, 06/01/2039 1,306 1,234
3.50%, 06/01/2042 1,031 964
3.50%, 11/01/2042 1,988 1,861
3.50%, 02/01/2043 947 886
3.50%, 05/01/2043 1,354 1,266
3.50%, 03/01/2045 2,064 1,929
3.50%, 03/01/2045 1,043 970
3.50%, 09/01/2045 1,985 1,856
3.50%, 11/01/2048 6,523 6,124
3.50%, 12/01/2049 1,044 976
3.50%, 03/01/2050 8,309 7,803
4.00%, 01/01/2034 404 395
4.00%, 10/01/2037 1,700 1,656
4.00%, 09/01/2040 849 817
4.00%, 02/01/2042 818 787
4.00%, 03/01/2043 1,282 1,234
4.00%, 08/01/2044 1,614 1,559
4.00%, 11/01/2044 1,281 1,237
4.00%, 07/01/2045 2,087 2,016
4.00%, 08/01/2045 2,382 2,300
4.00%, 08/01/2046 3,703 3,563
4.00%, 07/01/2047 3,455 3,337
4.00%, 10/01/2047 2,627 2,531
4.00%, 02/01/2048 2,960 2,856
4.50%, 09/01/2025 100 100
4.50%, 08/01/2039 1,087 1,081
4.50%, 09/01/2043 1,769 1,760
4.50%, 09/01/2043 2,356 2,344
4.50%, 11/01/2043 2,146 2,123
4.50%, 10/01/2044 1,508 1,501
4.50%, 12/01/2044 3,107 3,091
4.50%, 05/01/2045 1,454 1,447
4.50%, 09/01/2045 1,886 1,870
4.50%, 10/01/2045 2,744 2,730
4.50%, 11/01/2045 3,710 3,678
5.00%, 01/01/2026 6 6
5.00%, 04/01/2035 60 60
5.00%, 05/01/2035 23 23
5.00%, 07/01/2035 9 9
5.00%, 02/01/2038 886 896
5.00%, 03/01/2038 478 483
5.00%, 02/01/2040 2,466 2,519
5.00%, 05/01/2040 988 1,000
5.00%, 07/01/2040 541 545
5.00%, 07/01/2041 2,668 2,700
5.00%, 02/01/2044 1,256 1,271
5.00%, 06/01/2044 1,170 1,181
5.00%, 05/01/2048 2,036 2,063
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 06/01/2026 $ 7 $ 7
5.50%, 07/01/2033 210 216
5.50%, 02/01/2037 1 1
5.50%, 12/01/2037 359 369
5.50%, 03/01/2038 74 76
5.50%, 07/01/2053 6,717 6,892
5.50%, 11/01/2053 6,668 6,752
5.50%, 11/01/2053 6,435 6,489
5.50%, 02/01/2054
(h)
1,775 1,780
6.00%, 03/01/2029 11 11
6.00%, 12/01/2031 1 1
6.00%, 11/01/2032 5 5
6.00%, 11/01/2037 9 10
6.00%, 02/01/2038 29 31
6.00%, 03/01/2038 25 26
6.00%, 04/01/2039 149 155
6.00%, 02/01/2054
(h)
21,300 21,592
6.50%, 08/01/2028 7 7
6.50%, 03/01/2029 11 12
6.50%, 06/01/2031 44 46
6.50%, 12/01/2031 1 2
6.50%, 01/01/2032 22 22
6.50%, 04/01/2032 4 4
6.50%, 08/01/2032 30 31
6.50%, 02/01/2033 38 39
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 8 8
6.50%, 08/01/2036 15 15
6.50%, 10/01/2036 12 13
6.50%, 11/01/2036 8 9
6.50%, 07/01/2037 8 8
6.50%, 07/01/2037 2 2
6.50%, 08/01/2037 13 13
6.50%, 08/01/2037 138 146
6.50%, 02/01/2038 10 11
6.50%, 02/01/2054
(h)
15,000 15,355
7.00%, 11/01/2031 50 52
7.50%, 08/01/2032 4 4
$ 376,249
Government National Mortgage Association (GNMA) - 29 .10%
2.00%, 08/20/2050 3,953 3,295
2.00%, 02/20/2051 15,551 12,963
2.50%, 06/20/2050 15,894 13,812
3.00%, 11/15/2042 1,311 1,198
3.00%, 12/15/2042 1,622 1,481
3.00%, 02/15/2043 2,331 2,130
3.00%, 07/20/2045 4,646 4,217
3.00%, 08/20/2046 3,373 3,052
3.00%, 09/20/2046 3,320 2,988
3.00%, 09/20/2046 4,085 3,695
3.00%, 11/20/2046 1,947 1,749
3.00%, 02/20/2047 2,722 2,461
3.00%, 08/20/2047 1,605 1,449
3.00%, 11/15/2047 3,896 3,582
3.50%, 08/20/2042 1,671 1,550
3.50%, 05/15/2043 2,927 2,769
3.50%, 06/20/2043 2,147 1,994
3.50%, 08/15/2043 2,632 2,490
3.50%, 04/20/2045 1,410 1,314
3.50%, 02/20/2047 1,127 1,055
3.50%, 05/20/2047 6,007 5,762
3.50%, 10/20/2047 1,930 1,805
3.50%, 11/20/2047 1,841 1,763
4.00%, 08/15/2041 1,156 1,120
4.00%, 09/15/2041 2,474 2,385
4.00%, 03/15/2044 1,571 1,522
4.00%, 10/20/2044 1,447 1,388

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 01/20/2048 $ 7,019 $ 6,753
4.50%, 08/20/2048 1,471 1,450
4.50%, 09/20/2052 6,398 6,231
5.00%, 02/15/2034 42 42
5.00%, 10/15/2039 999 1,018
5.00%, 12/20/2052 3,303 3,284
5.00%, 04/20/2053 14,565 14,467
5.50%, 07/20/2033 353 366
5.50%, 03/20/2034 375 390
5.50%, 05/20/2035 36 38
5.50%, 03/20/2053 7,661 7,711
5.50%, 08/20/2053 14,830 14,926
6.00%, 04/20/2026 7 8
6.00%, 10/20/2028 1 1
6.00%, 02/20/2029 15 15
6.00%, 02/15/2033 9 9
6.00%, 07/20/2033 294 307
6.00%, 08/15/2038 26 27
6.00%, 02/20/2054
(h)
21,200 21,523
6.50%, 03/15/2026 1 2
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 2 2
6.50%, 03/20/2031 16 17
6.50%, 04/20/2031 14 15
6.50%, 10/15/2031 5 5
6.50%, 07/15/2032 1 2
6.50%, 05/20/2034 222 229
6.50%, 02/20/2054
(h)
22,150 22,639
7.00%, 10/15/2027 3 3
7.00%, 04/15/2028 1 2
7.00%, 06/15/2028 38 38
7.00%, 12/15/2028 18 18
7.00%, 01/15/2029 20 20
7.00%, 03/15/2029 12 12
7.00%, 04/15/2029 45 45
7.00%, 05/15/2031 2 2
7.00%, 02/20/2054
(h)
8,800 9,043
7.50%, 06/15/2027 2 2
7.50%, 08/15/2029 7 7
7.50%, 10/15/2029 10 10
8.00%, 12/15/2030 2 2
$ 195,671
U.S. Treasury Bill - 2 .83%
5.24%, 05/02/2024
(i)
7,100 7,006
5.35%, 04/18/2024
(i)
12,150 12,015
$ 19,021
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 634,403
Total Investments $ 759,141
Other Assets and Liabilities -  (12.89)% (86,665)
TOTAL NET ASSETS - 100.00% $ 672,476
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $25,021 or 3.72% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Non-income producing security
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 99 .26%
Asset Backed Securities 8 .74%
Government 2 .83%
Money Market Funds 2 .06%
Other Assets and Liabilities
( 12 .89 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 3,773 $ 60,828 $ 50,761 $ 13,840
$ 3,773 $ 60,828 $ 50,761 $ 13,840
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 168 $ — $ — $ —
$ 168 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2024 Long 161 $ 18,085 $ 403
US 5 Year Note; March 2024 Short 100 10,839 (101)
US Long Bond; March 2024 Long 250 30,586 1,546
Total $ 1,848
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .29 % Shares Held Value (000's)
Money Market Funds - 6 .29%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
34,771,366 $ 34,771
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b),(c)
177,343,273 177,343
$ 212,114
TOTAL INVESTMENT COMPANIES $ 212,114
COMMON STOCKS - 0 .36 % Shares Held Value (000's)
Distribution & Wholesale - 0 .08%
ATD New Holdings Inc
(d),(e)
101,514 $ 2,690
Electric - 0 .00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Leisure Products & Services - 0 .00%
CWT Travel Holdings Inc - Class A Warrants
(d),(e)
28,222 —
CWT Travel Holdings Inc - Class B Warrants
(d),(e)
29,708 —
$ —
Mining - 0 .08%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
5,247 1,469
Burgundy Diamond Mines Ltd
(d)
9,531,558 1,118
$ 2,587
Miscellaneous Manufacturers - 0 .20%
Utex Industries
(d)
111,195 6,820
Utex Industries - Warrants
(d),(e)
51,625 5
$ 6,825
Oil & Gas - 0 .00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0 .00%
Skillsoft Corp
(d)
9,468 133
Telecommunications - 0 .00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 12,235
PREFERRED STOCKS - 0 .00 % Shares Held Value (000's)
Telecommunications - 0 .00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 88 .81%
Principal
Amount (000's) Value (000's)
Advertising - 1 .01%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(g)
$ 1,665 $ 1,566
Clear Channel International BV
6.63%, 08/01/2025
(g),(h)
150 150
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(g)
1,028 968
7.50%, 06/01/2029
(g)
1,245 1,029
7.75%, 04/15/2028
(g)
1,020 884
9.00%, 09/15/2028
(g),(h)
2,050 2,131
CMG Media Corp
8.88%, 12/15/2027
(g)
1,333 1,040
Lamar Media Corp
3.63%, 01/15/2031 15 13
3.75%, 02/15/2028 671 624
4.00%, 02/15/2030 638 584
4.88%, 01/15/2029 1,200 1,161
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
9,670 8,619
4.63%, 03/15/2030
(g),(h)
5,374 4,757
5.00%, 08/15/2027
(g)
9,991 9,563
7.38%, 02/15/2031
(g)
610 639
Stagwell Global LLC
5.63%, 08/15/2029
(g)
200 183
Summer BC Bidco B LLC
5.50%, 10/31/2026
(g)
200 193
$ 34,104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 2 .46%
Bombardier Inc
6.00%, 02/15/2028
(g),(h)
$ 500 $ 487
7.13%, 06/15/2026
(g)
854 861
7.45%, 05/01/2034
(g)
10 11
7.50%, 02/01/2029
(g),(h)
1,236 1,260
7.88%, 04/15/2027
(g)
1,184 1,183
8.75%, 11/15/2030
(g)
217 228
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
8,319 8,226
Moog Inc
4.25%, 12/15/2027
(g)
10 9
Rolls-Royce PLC
3.63%, 10/14/2025
(g)
2,035 1,961
5.75%, 10/15/2027
(g)
707 707
Spirit AeroSystems Inc
4.60%, 06/15/2028
(h)
13 11
9.38%, 11/30/2029
(g)
1,725 1,869
TransDigm Inc
4.63%, 01/15/2029 2,839 2,655
4.88%, 05/01/2029 16,483 15,406
5.50%, 11/15/2027 9,158 8,910
6.25%, 03/15/2026
(g)
15,933 15,824
6.75%, 08/15/2028
(g)
6,922 7,035
6.88%, 12/15/2030
(g)
2,605 2,666
7.13%, 12/01/2031
(g)
7,155 7,457
7.50%, 03/15/2027 4,150 4,161
Triumph Group Inc
7.75%, 08/15/2025 16 16
9.00%, 03/15/2028
(g)
2,000 2,110
$ 83,053
Agriculture - 0 .17%
Darling Ingredients Inc
6.00%, 06/15/2030
(g)
3,530 3,508
Turning Point Brands Inc
5.63%, 02/15/2026
(g)
400 389
Vector Group Ltd
5.75%, 02/01/2029
(g)
1,426 1,315
10.50%, 11/01/2026
(g)
590 592
$ 5,804
Airlines - 1 .23%
Air Canada
3.88%, 08/15/2026
(g)
5,939 5,649
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(g)
290 315
Allegiant Travel Co
7.25%, 08/15/2027
(g)
598 584
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 750 721
American Airlines Inc
7.25%, 02/15/2028
(g),(h)
521 528
8.50%, 05/15/2029
(g)
725 768
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.50%, 04/20/2026
(g)
2,291 2,266
5.75%, 04/20/2029
(g)
9,290 9,123
Delta Air Lines Inc
3.75%, 10/28/2029 510 469
4.38%, 04/19/2028 120 116
7.38%, 01/15/2026 880 911
Hawaiian Airlines 2013-1 Class A Pass Through
Certificates
3.90%, 07/15/2027 119 111
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
4,472 4,208
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(g)
588 384
8.00%, 09/20/2025
(g)
702 458

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
4.38%, 04/15/2026
(g)
$ 3,351 $ 3,233
4.63%, 04/15/2029
(g)
3,190 2,951
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(g),(h)
3,260 2,359
7.88%, 05/01/2027
(g),(h)
700 585
9.50%, 06/01/2028
(g),(h)
6,688 5,667
$ 41,406
Apparel - 0 .56%
Crocs Inc
4.13%, 08/15/2031
(g)
10 8
4.25%, 03/15/2029
(g)
10 9
Hanesbrands Inc
4.88%, 05/15/2026
(g),(h)
2,725 2,628
9.00%, 02/15/2031
(g),(h)
12,415 12,516
Kontoor Brands Inc
4.13%, 11/15/2029
(g)
804 730
Levi Strauss & Co
3.50%, 03/01/2031
(g),(h)
18 16
Under Armour Inc
3.25%, 06/15/2026 800 753
William Carter Co/The
5.63%, 03/15/2027
(g)
1,466 1,439
Wolverine World Wide Inc
4.00%, 08/15/2029
(g),(h)
1,150 927
$ 19,026
Automobile Manufacturers - 0 .90%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
1,440 1,260
4.75%, 10/01/2027
(g)
1,170 1,125
5.88%, 06/01/2029
(g)
726 722
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(g)
1,714 1,731
Ford Motor Credit Co LLC
3.82%, 11/02/2027 2,800 2,628
4.00%, 11/13/2030 14,075 12,554
4.13%, 08/17/2027 1,550 1,472
5.11%, 05/03/2029 1,050 1,020
7.20%, 06/10/2030 2,150 2,286
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g)
525 497
5.50%, 07/15/2029
(g),(h)
534 512
5.88%, 01/15/2028
(g)
1,142 1,122
7.75%, 10/15/2025
(g)
870 878
JB Poindexter & Co Inc
8.75%, 12/15/2031
(g)
1,085 1,111
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
675 683
Wabash National Corp
4.50%, 10/15/2028
(g)
913 831
$ 30,432
Automobile Parts & Equipment - 1 .45%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g)
570 556
7.00%, 04/15/2028
(g)
140 143
8.25%, 04/15/2031
(g)
865 914
American Axle & Manufacturing Inc
5.00%, 10/01/2029 350 306
6.50%, 04/01/2027
(h)
995 992
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
9,209 9,134
6.75%, 05/15/2028
(g)
1,115 1,130
8.50%, 05/15/2027
(g)
3,242 3,233
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
354 353
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc
4.25%, 09/01/2030 $ 372 $ 325
4.50%, 02/15/2032 530 456
5.38%, 11/15/2027 428 418
5.63%, 06/15/2028 1,195 1,157
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(g)
14,654 13,302
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 1,517 1,463
5.00%, 07/15/2029
(h)
10 9
5.25%, 04/30/2031
(h)
577 525
5.25%, 07/15/2031
(h)
699 636
5.63%, 04/30/2033 500 452
7.00%, 03/15/2028 92 93
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(g),(i),(j)
25 24
6.00%, PIK 6.75%; 05/15/2027
(g),(i),(j)
105 104
6.38%, PIK 7.13%; 05/15/2029
(g),(i),(j)
825 820
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g),(h)
8,157 7,077
Tenneco Inc
8.00%, 11/17/2028
(g)
3,249 2,830
Titan International Inc
7.00%, 04/30/2028 583 581
ZF North America Capital Inc
4.75%, 04/29/2025
(g)
800 788
7.13%, 04/14/2030
(g)
1,100 1,160
$ 48,981
Banks - 0 .40%
Banc of California
3.25%, 05/01/2031
(k)
1,295 1,162
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g),(h)
894 991
Freedom Mortgage Corp
6.63%, 01/15/2027
(g)
320 307
7.63%, 05/01/2026
(g)
300 299
12.00%, 10/01/2028
(g)
1,570 1,723
12.25%, 10/01/2030
(g)
10 11
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(g),(k)
1,720 1,424
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(g),(k)
170 124
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.71%, 01/15/2026
(g)
2,010 2,003
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
221 204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
UniCredit SpA
5.46%, 06/30/2035
(g),(k)
1,645 1,543
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(k)
1,000 980
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(k)
1,430 1,479
USD Swap Rate NY 5 Year + 4.91%
Valley National Bancorp
3.00%, 06/15/2031
(k)
146 125
CME Term Secured Overnight Financing
Rate 3 Month + 2.36%
6.25%, 09/30/2032
(k)
170 143
CME Term Secured Overnight Financing
Rate 3 Month + 2.78%

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Western Alliance Bancorp
3.00%, 06/15/2031
(k)
$ 548 $ 488
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Western Alliance Bank
5.25%, 06/01/2030
(k)
355 337
CME Term Secured Overnight Financing
Rate 3 Month + 5.12%
$ 13,343
Beverages - 0 .05%
Primo Water Holdings Inc
4.38%, 04/30/2029
(g)
1,649 1,501
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
111 96
$ 1,597
Biotechnology - 0 .01%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(g)
900 335
Building Materials - 1 .44%
ACProducts Holdings Inc
6.38%, 05/15/2029
(g)
935 697
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g)
2,280 2,341
Boise Cascade Co
4.88%, 07/01/2030
(g)
15 14
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
1,084 969
5.00%, 03/01/2030
(g)
454 436
6.38%, 06/15/2032
(g)
600 612
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(g)
1,015 1,041
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(g)
422 375
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
770 686
Eco Material Technologies Inc
7.88%, 01/31/2027
(g)
12,493 12,485
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.63%, 12/15/2030
(g)
2,400 2,424
Griffon Corp
5.75%, 03/01/2028 670 657
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
555 538
JELD-WEN Inc
4.63%, 12/15/2025
(g)
15 15
4.88%, 12/15/2027
(g)
19 18
Knife River Corp
7.75%, 05/01/2031
(g)
254 267
Louisiana-Pacific Corp
3.63%, 03/15/2029
(g)
409 367
Masonite International Corp
3.50%, 02/15/2030
(g)
342 294
5.38%, 02/01/2028
(g)
932 909
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
600 546
New Enterprise Stone & Lime Co Inc
5.25%, 07/15/2028
(g)
19 18
9.75%, 07/15/2028
(g)
31 31
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(g)
8,943 8,658
PGT Innovations Inc
4.38%, 10/01/2029
(g)
400 403
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
4,673 4,567
8.88%, 11/15/2031
(g)
900 946
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
$ 1,315 $ 1,118
4.38%, 07/15/2030
(g)
2,358 2,143
4.75%, 01/15/2028
(g)
1,385 1,325
5.00%, 02/15/2027
(g)
990 962
Summit Materials LLC / Summit Materials Finance
Corp
5.25%, 01/15/2029
(g)
980 949
6.50%, 03/15/2027
(g)
791 787
7.25%, 01/15/2031
(g)
900 935
$ 48,533
Chemicals - 1 .14%
Ashland Inc
3.38%, 09/01/2031
(g)
528 446
6.88%, 05/15/2043 433 427
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(g)
3,646 2,420
7.50%, 09/30/2029
(g)
400 188
Avient Corp
5.75%, 05/15/2025
(g)
5 5
7.13%, 08/01/2030
(g)
2,021 2,073
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031
(g)
10 10
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
1,350 1,200
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(g)
585 563
Cerdia Finanz GmbH
10.50%, 02/15/2027
(g)
815 836
Chemours Co/The
4.63%, 11/15/2029
(g)
918 797
5.38%, 05/15/2027 615 598
5.75%, 11/15/2028
(g)
1,283 1,210
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
1,295 1,059
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(g)
1,035 975
Element Solutions Inc
3.88%, 09/01/2028
(g)
159 145
GPD Cos Inc
10.13%, 04/01/2026
(g)
903 843
HB Fuller Co
4.00%, 02/15/2027 15 14
4.25%, 10/15/2028 15 14
Herens Holdco Sarl
4.75%, 05/15/2028
(g)
373 314
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(g)
370 362
INEOS Finance PLC
6.75%, 05/15/2028
(g)
495 484
INEOS Quattro Finance 2 Plc
9.63%, 03/15/2029
(g)
1,275 1,339
Ingevity Corp
3.88%, 11/01/2028
(g)
52 46
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
211 179
Iris Holdings Inc
8.75%, PIK 9.50%; 02/15/2026
(g),(i),(j)
325 275
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(i),(j)
196 162
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029
(g)
7 6
Mativ Holdings Inc
6.88%, 10/01/2026
(g)
565 541

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Methanex Corp
5.13%, 10/15/2027 $ 820 $ 791
5.25%, 12/15/2029 812 776
5.65%, 12/01/2044 45 38
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
11 10
Nufarm Australia Ltd / Nufarm Americas Inc
5.00%, 01/27/2030
(g)
566 518
Olin Corp
5.00%, 02/01/2030 903 851
5.13%, 09/15/2027 707 686
5.63%, 08/01/2029
(h)
97 95
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
1,160 1,059
6.25%, 10/01/2029
(g)
11 10
7.13%, 10/01/2027
(g)
15 15
9.75%, 11/15/2028
(g)
2,886 3,053
Polar US Borrower LLC / Schenectady International
Group Inc
6.75%, 05/15/2026
(g)
235 55
Rain Carbon Inc
12.25%, 09/01/2029
(g)
424 420
Rayonier AM Products Inc
7.63%, 01/15/2026
(g)
521 456
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(g)
1,400 1,300
6.63%, 05/01/2029
(g)
3,910 3,552
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(g)
971 944
SNF Group SACA
3.13%, 03/15/2027
(g)
210 194
3.38%, 03/15/2030
(g)
456 392
TPC Group Inc
13.00%, 12/16/2027
(g)
505 513
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(g)
511 199
Tronox Inc
4.63%, 03/15/2029
(g)
355 313
Valvoline Inc
3.63%, 06/15/2031
(g)
153 131
4.25%, 02/15/2030
(g)
520 517
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
811 673
WR Grace Holdings LLC
4.88%, 06/15/2027
(g)
1,320 1,262
5.63%, 08/15/2029
(g)
1,139 1,004
7.38%, 03/01/2031
(g)
1,000 1,019
$ 38,377
Coal - 0 .34%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
7.50%, 05/01/2025
(g)
603 602
Conuma Resources Ltd
13.13%, 05/01/2028
(g)
288 282
Coronado Finance Pty Ltd
10.75%, 05/15/2026
(g)
18 19
SunCoke Energy Inc
4.88%, 06/30/2029
(g)
11,260 10,169
Warrior Met Coal Inc
7.88%, 12/01/2028
(g)
273 275
$ 11,347
Commercial Services - 4 .13%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
645 595
4.88%, 07/15/2032
(g)
10 9
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
994 938
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
$ 650 $ 639
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
465 465
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.00%, 06/01/2029
(g)
1,117 927
6.63%, 07/15/2026
(g)
2,885 2,843
9.75%, 07/15/2027
(g)
1,245 1,217
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(g)
1,215 1,094
4.63%, 06/01/2028
(g)
900 811
AMN Healthcare Inc
4.00%, 04/15/2029
(g)
440 399
4.63%, 10/01/2027
(g)
4,664 4,446
APi Group DE Inc
4.13%, 07/15/2029
(g)
430 393
Aptim Corp
7.75%, 06/15/2025
(g)
865 826
APX Group Inc
5.75%, 07/15/2029
(g)
1,663 1,579
6.75%, 02/15/2027
(g)
185 185
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
5.38%, 03/01/2029
(g),(h)
395 366
5.75%, 07/15/2027
(g)
410 394
5.75%, 07/15/2027
(g)
6 6
Block Inc
2.75%, 06/01/2026 680 636
3.50%, 06/01/2031 100 86
Brink's Co/The
4.63%, 10/15/2027
(g)
559 531
5.50%, 07/15/2025
(g)
345 343
Carriage Services Inc
4.25%, 05/15/2029
(g)
295 256
Cimpress PLC
7.00%, 06/15/2026 16 16
CoreCivic Inc
4.75%, 10/15/2027 1,530 1,438
8.25%, 04/15/2026 1,277 1,309
CoreLogic Inc
4.50%, 05/01/2028
(g)
748 663
CPI CG Inc
8.63%, 03/15/2026
(g)
926 909
Deluxe Corp
8.00%, 06/01/2029
(g)
95 86
Garda World Security Corp
4.63%, 02/15/2027
(g)
640 605
6.00%, 06/01/2029
(g)
1,044 917
7.75%, 02/15/2028
(g)
1,032 1,050
9.50%, 11/01/2027
(g)
385 387
GEO Group Inc/The
9.50%, 12/31/2028
(g)
300 292
10.50%, 06/30/2028 350 356
Graham Holdings Co
5.75%, 06/01/2026
(g)
1,040 1,027
Grand Canyon University
4.13%, 10/01/2024 500 482
5.13%, 10/01/2028
(h)
777 706
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031
(g)
4,675 4,857
Herc Holdings Inc
5.50%, 07/15/2027
(g)
1,253 1,230
Hertz Corp/The
4.63%, 12/01/2026
(g)
445 400
5.00%, 12/01/2029
(g),(h)
1,160 917

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Korn Ferry
4.63%, 12/15/2027
(g)
$ 38 $ 36
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(g)
220 220
Matthews International Corp
5.25%, 12/01/2025
(g)
533 521
Mavis Tire Express Services Topco Corp
6.50%, 05/15/2029
(g)
480 441
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(g)
1,970 1,748
5.75%, 11/01/2028
(g)
943 750
Neptune Bidco US Inc
9.29%, 04/15/2029
(g)
5,360 5,120
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
1,571 1,473
Paysafe Finance PLC / Paysafe Holdings US Corp
4.00%, 06/15/2029
(g),(h)
430 384
PECF USS Intermediate Holding III Corp
8.00%, 11/15/2029
(g)
555 268
Port of Newcastle Investments Financing Pty Ltd
5.90%, 11/24/2031
(g),(h)
83 75
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
944 870
5.75%, 04/15/2026
(g)
1,340 1,339
6.25%, 01/15/2028
(g)
1,245 1,234
PROG Holdings Inc
6.00%, 11/15/2029
(g)
13,035 11,904
Sabre GLBL Inc
8.63%, 06/01/2027
(g)
877 820
11.25%, 12/15/2027
(g)
730 731
Service Corp International/US
3.38%, 08/15/2030 735 641
4.00%, 05/15/2031 3,100 2,759
4.63%, 12/15/2027 500 485
5.13%, 06/01/2029 1,022 998
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(g)
5,255 5,126
Signal Parent Inc
6.13%, 04/01/2029
(g)
455 322
Sotheby's
7.38%, 10/15/2027
(g),(h)
17,315 16,640
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(g)
742 641
StoneMor Inc
8.50%, 05/15/2029
(g)
300 232
TriNet Group Inc
3.50%, 03/01/2029
(g)
726 641
7.13%, 08/15/2031
(g)
582 594
United Rentals North America Inc
3.75%, 01/15/2032 676 594
3.88%, 11/15/2027 547 521
3.88%, 02/15/2031 1,505 1,357
4.00%, 07/15/2030 72 66
4.88%, 01/15/2028 2,064 2,014
5.25%, 01/15/2030 860 845
5.50%, 05/15/2027 843 841
Upbound Group Inc
6.38%, 02/15/2029
(g),(h)
9,975 9,511
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
222 223
VT Topco Inc
8.50%, 08/15/2030
(g)
11,384 11,897
Wand NewCo 3 Inc
7.63%, 01/30/2032
(g)
9,816 10,138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
$ 649 $ 624
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
675 639
6.13%, 06/15/2025
(g)
327 326
7.38%, 10/01/2031
(g)
100 105
WW International Inc
4.50%, 04/15/2029
(g),(h)
345 162
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
5,365 4,779
$ 139,286
Computers - 1 .36%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(g)
446 392
ASGN Inc
4.63%, 05/15/2028
(g)
7,975 7,542
Conduent Business Services LLC / Conduent State
& Local Solutions Inc
6.00%, 11/01/2029
(g)
750 687
Crane NXT Co
4.20%, 03/15/2048 693 518
Crowdstrike Holdings Inc
3.00%, 02/15/2029
(h)
13 12
KBR Inc
4.75%, 09/30/2028
(g)
4,967 4,581
McAfee Corp
7.38%, 02/15/2030
(g)
2,800 2,537
NCR Atleos Corp
9.50%, 04/01/2029
(g)
2,655 2,848
NCR Voyix Corp
5.00%, 10/01/2028
(g)
480 452
5.13%, 04/15/2029
(g)
1,175 1,099
5.25%, 10/01/2030
(g)
1,321 1,215
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
440 426
8.25%, 02/01/2028
(g)
10,054 9,969
Science Applications International Corp
4.88%, 04/01/2028
(g)
40 38
Seagate HDD Cayman
3.13%, 07/15/2029 585 480
4.09%, 06/01/2029 107 99
4.13%, 01/15/2031 895 790
4.88%, 06/01/2027
(h)
717 703
5.75%, 12/01/2034 632 612
8.50%, 07/15/2031
(g)
575 625
9.63%, 12/01/2032 1,217 1,398
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
5.75%, 06/01/2025
(g)
295 293
Unisys Corp
6.88%, 11/01/2027
(g)
2,400 2,175
Vericast Corp
11.00%, 09/15/2026
(g)
1,842 1,948
12.50%, 12/15/2027
(g)
800 906
Virtusa Corp
7.13%, 12/15/2028
(g)
418 367
Western Digital Corp
4.75%, 02/15/2026 3,279 3,190
$ 45,902
Consumer Products - 0 .06%
Central Garden & Pet Co
4.13%, 04/30/2031
(g)
380 336
5.13%, 02/01/2028 467 452
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
530 512
7.00%, 12/31/2027
(g)
300 293

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Spectrum Brands Inc
3.88%, 03/15/2031
(g),(h)
$ 244 $ 226
5.00%, 10/01/2029
(g)
1 1
5.50%, 07/15/2030
(g)
53 52
$ 1,872
Cosmetics & Personal Care - 0 .10%
Coty Inc
5.00%, 04/15/2026
(g)
496 487
6.50%, 04/15/2026
(g)
144 144
Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
4.75%, 01/15/2029
(g)
630 601
Edgewell Personal Care Co
4.13%, 04/01/2029
(g)
370 333
5.50%, 06/01/2028
(g)
1,590 1,556
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
4,938 —
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
785 216
$ 3,337
Distribution & Wholesale - 0 .45%
American Builders & Contractors Supply Co Inc
3.88%, 11/15/2029
(g)
390 347
4.00%, 01/15/2028
(g)
999 936
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(g)
725 693
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
794 787
G-III Apparel Group Ltd
7.88%, 08/15/2025
(g)
631 633
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
1,585 1,439
Resideo Funding Inc
4.00%, 09/01/2029
(g)
105 91
Ritchie Bros Holdings Inc
6.75%, 03/15/2028
(g)
870 887
7.75%, 03/15/2031
(g)
5,765 6,075
Verde Purchaser LLC
10.50%, 11/30/2030
(g)
1,477 1,525
Wesco Aircraft Holdings Inc
0.00%, 11/15/2024
(d),(g)
504 43
Windsor Holdings III LLC
8.50%, 06/15/2030
(g)
1,660 1,709
$ 15,165
Diversified Financial Services - 7 .58%
AG Issuer LLC
6.25%, 03/01/2028
(g)
949 936
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(g)
1,214 1,260
Ally Financial Inc
5.75%, 11/20/2025
(h)
1,930 1,935
6.70%, 02/14/2033 4,920 4,939
Aretec Group Inc
7.50%, 04/01/2029
(g)
815 759
10.00%, 08/15/2030
(g)
690 745
Armor Holdco Inc
8.50%, 11/15/2029
(g)
845 790
ASG Finance Designated Activity Co
7.88%, 12/03/2024
(g)
60 59
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(g),(i),(j)
314 269
Bread Financial Holdings Inc
7.00%, 01/15/2026
(g),(h)
8,238 8,309
9.75%, 03/15/2029
(g),(h)
18,352 18,330
Brightsphere Investment Group Inc
4.80%, 07/27/2026 685 653
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(g)
$ 455 $ 439
6.88%, 04/15/2030
(g)
685 664
9.25%, 07/01/2031
(g)
18,029 18,795
Castlelake Aviation Finance DAC
5.00%, 04/15/2027
(g)
805 764
Cobra AcquisitionCo LLC
6.38%, 11/01/2029
(g)
10 8
Coinbase Global Inc
3.38%, 10/01/2028
(g)
1,240 1,016
3.63%, 10/01/2031
(g)
20 15
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
5,630 5,629
9.25%, 12/15/2028
(g)
6,475 6,799
Curo Group Holdings Corp
7.50%, 08/01/2028
(g)
1,318 320
7.50%, 08/01/2028
(g)
795 286
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Finance Corp
3.88%, 02/15/2026
(g)
2,195 2,025
Enova International Inc
8.50%, 09/15/2025
(g)
97 96
11.25%, 12/15/2028
(g)
2,555 2,672
Finance of America Funding LLC
7.88%, 11/15/2025
(g)
392 309
GGAM Finance Ltd
8.00%, 02/15/2027
(g)
479 493
8.00%, 06/15/2028
(g)
3,000 3,122
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(i),(j)
2,305 2,221
goeasy Ltd
4.38%, 05/01/2026
(g)
1,135 1,082
9.25%, 12/01/2028
(g),(h)
245 260
Hightower Holding LLC
6.75%, 04/15/2029
(g)
211 192
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(g)
565 517
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(g)
1,980 1,788
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(g)
120 115
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
84 68
6.50%, 11/01/2025
(g)
515 485
LFS Topco LLC
5.88%, 10/15/2026
(g)
1,114 1,024
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(g)
1,286 1,096
6.50%, 05/01/2028
(g)
1,910 1,744
Nationstar Mortgage Holdings Inc
5.00%, 02/01/2026
(g)
6,417 6,254
5.13%, 12/15/2030
(g)
12 11
5.50%, 08/15/2028
(g)
4,940 4,691
5.75%, 11/15/2031
(g)
580 535
6.00%, 01/15/2027
(g)
710 696
7.13%, 02/01/2032
(g),(l)
5,995 5,946
Navient Corp
4.88%, 03/15/2028 800 727
5.00%, 03/15/2027 75 72
5.50%, 03/15/2029 1,115 1,007
5.63%, 08/01/2033 572 454
6.75%, 06/25/2025 920 925
6.75%, 06/15/2026 495 497
9.38%, 07/25/2030 1,137 1,185
NFP Corp
4.88%, 08/15/2028
(g)
5,720 5,674
6.88%, 08/15/2028
(g)
42,166 42,403
7.50%, 10/01/2030
(g)
415 436

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
NFP Corp   (continued)
8.50%, 10/01/2031
(g)
$ 2,483 $ 2,732
OneMain Finance Corp
3.50%, 01/15/2027 848 776
3.88%, 09/15/2028 665 584
4.00%, 09/15/2030 14,401 12,196
5.38%, 11/15/2029 835 773
6.63%, 01/15/2028 12,140 12,097
6.88%, 03/15/2025 1,300 1,305
7.13%, 03/15/2026 1,704 1,727
7.88%, 03/15/2030 1,502 1,526
9.00%, 01/15/2029 1,015 1,069
Osaic Holdings Inc
10.75%, 08/01/2027
(g)
11 11
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(g)
12,270 11,642
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
398 361
5.38%, 10/15/2025
(g)
823 812
5.75%, 09/15/2031
(g)
560 519
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
755 696
PRA Group Inc
5.00%, 10/01/2029
(g)
100 81
7.38%, 09/01/2025
(g)
698 702
8.38%, 02/01/2028
(g)
1,175 1,119
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
9,568 8,953
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(g)
1,107 1,016
3.63%, 03/01/2029
(g)
251 223
3.88%, 03/01/2031
(g)
15,644 13,670
4.00%, 10/15/2033
(g)
7,100 6,027
SLM Corp
4.20%, 10/29/2025 160 156
StoneX Group Inc
8.63%, 06/15/2025
(g)
200 202
Synchrony Financial
7.25%, 02/02/2033 950 949
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(g)
3,005 2,968
5.50%, 04/15/2029
(g)
5,425 5,123
5.75%, 06/15/2027
(g)
1,166 1,144
World Acceptance Corp
7.00%, 11/01/2026
(g),(h)
11 10
$ 255,710
Electric - 1 .05%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(k)
810 701
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(g)
620 574
Calpine Corp
3.75%, 03/01/2031
(g)
1,260 1,095
4.50%, 02/15/2028
(g)
2,318 2,204
4.63%, 02/01/2029
(g)
886 819
5.00%, 02/01/2031
(g)
1,040 943
5.13%, 03/15/2028
(g)
2,035 1,942
5.25%, 06/01/2026
(g)
568 559
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
1,044 905
3.75%, 01/15/2032
(g)
375 318
4.75%, 03/15/2028
(g)
960 914
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DPL Inc
4.13%, 07/01/2025 $ 435 $ 424
4.35%, 04/15/2029 1,007 933
Drax Finco PLC
6.63%, 11/01/2025
(g),(h)
1,080 1,072
FirstEnergy Corp
2.05%, 03/01/2025 287 275
2.25%, 09/01/2030 1,000 835
2.65%, 03/01/2030 1,094 951
3.40%, 03/01/2050 995 689
4.15%, 07/15/2027 1,912 1,836
5.10%, 07/15/2047 560 502
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(g)
425 384
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(g)
1,136 1,074
4.50%, 09/15/2027
(g)
33 31
7.25%, 01/15/2029
(g)
765 788
NRG Energy Inc
3.38%, 02/15/2029
(g)
20 18
3.63%, 02/15/2031
(g)
691 593
3.88%, 02/15/2032
(g)
146 125
5.25%, 06/15/2029
(g)
875 839
5.75%, 01/15/2028
(h)
915 905
6.63%, 01/15/2027 395 396
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
165 154
PG&E Corp
5.00%, 07/01/2028 862 833
5.25%, 07/01/2030 1,875 1,790
Pike Corp
5.50%, 09/01/2028
(g)
853 814
8.63%, 01/31/2031
(g)
925 979
Talen Energy Supply LLC
8.63%, 06/01/2030
(g)
395 419
TransAlta Corp
6.50%, 03/15/2040 725 716
7.75%, 11/15/2029 466 490
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
719 660
5.00%, 07/31/2027
(g)
1,012 980
5.63%, 02/15/2027
(g)
1,525 1,502
7.75%, 10/15/2031
(g)
2,339 2,430
$ 35,411
Electrical Components & Equipment - 0 .13%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
1,005 909
4.75%, 06/15/2028
(g)
15 14
6.50%, 12/31/2027
(g)
10 10
EnerSys
4.38%, 12/15/2027
(g)
490 461
6.63%, 01/15/2032
(g)
497 503
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
1,516 1,524
7.25%, 06/15/2028
(g)
875 899
$ 4,320
Electronics - 0 .25%
Atkore Inc
4.25%, 06/01/2031
(g)
1,000 882
Coherent Corp
5.00%, 12/15/2029
(g)
630 590
Imola Merger Corp
4.75%, 05/15/2029
(g)
2,875 2,677
Likewize Corp
9.75%, 10/15/2025
(g)
999 1,013

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/2029
(g)
$ 1,930 $ 1,767
5.00%, 10/01/2025
(g)
811 807
5.88%, 09/01/2030
(g)
507 501
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
265 230
4.38%, 02/15/2030
(g)
19 17
TTM Technologies Inc
4.00%, 03/01/2029
(g)
18 16
$ 8,500
Energy - Alternate Sources - 0 .11%
Enviva Partners LP / Enviva Partners Finance Corp
6.50%, 01/15/2026
(g)
760 284
Sunnova Energy Corp
5.88%, 09/01/2026
(g),(h)
90 75
11.75%, 10/01/2028
(g),(h)
470 409
TerraForm Power Operating LLC
4.75%, 01/15/2030
(g)
1,426 1,317
5.00%, 01/31/2028
(g)
1,420 1,368
Topaz Solar Farms LLC
4.88%, 09/30/2039
(g)
137 126
5.75%, 09/30/2039
(g)
60 59
$ 3,638
Engineering & Construction - 0 .35%
AECOM
5.13%, 03/15/2027 1,135 1,116
Arcosa Inc
4.38%, 04/15/2029
(g)
912 850
Artera Services LLC
9.03%, 12/04/2025
(g)
849 866
Brand Industrial Services Inc
10.38%, 08/01/2030
(g)
1,019 1,076
Brundage-Bone Concrete Pumping Holdings Inc
6.00%, 02/01/2026
(g)
1,205 1,187
Cellnex Finance Co SA
3.88%, 07/07/2041
(g)
153 119
Dycom Industries Inc
4.50%, 04/15/2029
(g)
400 373
Fluor Corp
4.25%, 09/15/2028 105 101
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
600 542
7.50%, 04/15/2032
(g)
500 461
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(g),(h)
900 774
IEA Energy Services LLC
6.63%, 08/15/2029
(g)
2,525 2,379
INNOVATE Corp
8.50%, 02/01/2026
(g)
15 11
Railworks Holdings LP / Railworks Rally Inc
8.25%, 11/15/2028
(g)
290 289
TopBuild Corp
3.63%, 03/15/2029
(g)
15 14
4.13%, 02/15/2032
(g)
460 402
Tutor Perini Corp
6.88%, 05/01/2025
(g)
431 422
VM Consolidated Inc
5.50%, 04/15/2029
(g)
300 286
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
450 419
$ 11,687
Entertainment - 3 .90%
Affinity Interactive
6.88%, 12/15/2027
(g)
70 63
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
748 378
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(g)
$ 668 $ 428
10.00%, PIK 12.00%; 06/15/2026
(g),(i),(j)
1,890 1,472
Caesars Entertainment Inc
4.63%, 10/15/2029
(g),(h)
10,980 10,037
6.25%, 07/01/2025
(g)
2,212 2,220
6.50%, 02/15/2032
(g),(l)
200 202
7.00%, 02/15/2030
(g)
16,873 17,339
8.13%, 07/01/2027
(g)
1,075 1,103
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(g)
515 516
CCM Merger Inc
6.38%, 05/01/2026
(g)
409 404
Cedar Fair LP
5.25%, 07/15/2029
(h)
266 254
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 16 16
5.50%, 05/01/2025
(g)
920 918
6.50%, 10/01/2028 265 264
Churchill Downs Inc
4.75%, 01/15/2028
(g)
955 910
5.50%, 04/01/2027
(g)
960 948
5.75%, 04/01/2030
(g)
2,561 2,478
6.75%, 05/01/2031
(g)
790 799
Cinemark USA Inc
5.25%, 07/15/2028
(g),(h)
19,529 18,016
5.88%, 03/15/2026
(g),(h)
3,411 3,380
8.75%, 05/01/2025
(g)
530 535
Empire Resorts Inc
7.75%, 11/01/2026
(g)
780 719
Everi Holdings Inc
5.00%, 07/15/2029
(g),(h)
11,160 10,256
Golden Entertainment Inc
7.63%, 04/15/2026
(g)
370 370
International Game Technology PLC
4.13%, 04/15/2026
(g)
975 944
5.25%, 01/15/2029
(g)
10 10
6.25%, 01/15/2027
(g)
1,560 1,569
6.50%, 02/15/2025
(g)
289 289
Jacobs Entertainment Inc
6.75%, 02/15/2029
(g)
1,350 1,281
Light & Wonder International Inc
7.00%, 05/15/2028
(g)
813 812
7.25%, 11/15/2029
(g)
540 555
7.50%, 09/01/2031
(g)
630 656
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
1,585 1,205
Live Nation Entertainment Inc
3.75%, 01/15/2028
(g)
490 453
4.75%, 10/15/2027
(g),(h)
13,337 12,704
5.63%, 03/15/2026
(g)
300 297
6.50%, 05/15/2027
(g)
5,622 5,679
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
735 726
Midwest Gaming Borrower LLC / Midwest Gaming
Finance Corp
4.88%, 05/01/2029
(g)
10 9
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026
(g)
2,720 2,554
13.25%, 12/15/2027
(g)
700 752
Motion Bondco DAC
6.63%, 11/15/2027
(g)
568 543
Odeon Finco PLC
12.75%, 11/01/2027
(g)
10 10
Ontario Gaming GTA LP
8.00%, 08/01/2030
(g)
33 34

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Penn Entertainment Inc
4.13%, 07/01/2029
(g),(h)
$ 15 $ 13
5.63%, 01/15/2027
(g)
225 217
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(g),(h)
980 735
5.88%, 09/01/2031
(g)
480 349
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.88%, 11/01/2026
(g)
19 18
Resorts World Las Vegas LLC / RWLV Capital Inc
4.63%, 04/16/2029
(h)
700 622
4.63%, 04/06/2031
(g)
800 678
8.45%, 07/27/2030
(g)
300 312
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(g)
3,010 2,830
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(g)
1,371 1,277
8.75%, 05/01/2025
(g)
83 84
Six Flags Entertainment Corp
5.50%, 04/15/2027
(g)
375 373
7.25%, 05/15/2031
(g)
965 984
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(g)
200 201
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
6,280 5,959
Vail Resorts Inc
6.25%, 05/15/2025
(g)
255 255
WMG Acquisition Corp
3.00%, 02/15/2031
(g)
600 509
3.75%, 12/01/2029
(g)
770 694
3.88%, 07/15/2030
(g)
460 410
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(g)
3,528 3,333
7.13%, 02/15/2031
(g)
6,563 6,768
$ 131,728
Environmental Control - 1 .50%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
440 426
5.13%, 07/15/2029
(g)
300 287
6.38%, 02/01/2031
(g)
1,995 2,021
Covanta Holding Corp
4.88%, 12/01/2029
(g)
5,743 4,961
5.00%, 09/01/2030 173 147
Enviri Corp
5.75%, 07/31/2027
(g)
275 258
GFL Environmental Inc
3.50%, 09/01/2028
(g)
660 597
3.75%, 08/01/2025
(g)
1,587 1,544
4.00%, 08/01/2028
(g)
8,075 7,407
4.25%, 06/01/2025
(g)
535 526
4.38%, 08/15/2029
(g)
11,295 10,359
4.75%, 06/15/2029
(g)
8,879 8,335
5.13%, 12/15/2026
(g)
460 449
Madison IAQ LLC
4.13%, 06/30/2028
(g)
743 683
5.88%, 06/30/2029
(g)
13,426 11,930
Stericycle Inc
3.88%, 01/15/2029
(g)
700 636
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
91 88
$ 50,654
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 3 .27%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.25%, 03/15/2026
(g)
$ 870 $ 826
3.50%, 03/15/2029
(g)
5,106 4,613
4.63%, 01/15/2027
(g)
1,477 1,433
4.88%, 02/15/2030
(g)
3,558 3,400
5.88%, 02/15/2028
(g)
1,251 1,249
6.50%, 02/15/2028
(g)
895 905
7.50%, 03/15/2026
(g)
10 10
B&G Foods Inc
5.25%, 04/01/2025 2,637 2,592
5.25%, 09/15/2027 11 10
8.00%, 09/15/2028
(g),(h)
18 19
C&S Group Enterprises LLC
5.00%, 12/15/2028
(g)
475 386
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
550 515
7.63%, 07/01/2029
(g)
3,490 3,533
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g),(l)
2,950 2,956
H-Food Holdings LLC / Hearthside Finance Co Inc
8.50%, 06/01/2026
(g)
404 26
Ingles Markets Inc
4.00%, 06/15/2031
(g)
580 513
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(g)
624 638
KeHE Distributors LLC / KeHE Finance Corp /
NextWave Distribution Inc
9.00%, 02/15/2029
(g),(l)
1,584 1,598
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(g)
2,077 1,895
4.38%, 01/31/2032
(g)
2,667 2,394
4.88%, 05/15/2028
(g)
833 811
Performance Food Group Inc
4.25%, 08/01/2029
(g)
8,975 8,224
5.50%, 10/15/2027
(g)
14,944 14,575
6.88%, 05/01/2025
(g)
315 316
Post Holdings Inc
4.50%, 09/15/2031
(g)
16,711 15,011
4.63%, 04/15/2030
(g)
7,385 6,791
5.50%, 12/15/2029
(g)
1,125 1,087
5.63%, 01/15/2028
(g)
699 688
5.75%, 03/01/2027
(g)
496 494
Safeway Inc
7.25%, 02/01/2031 11 12
SEG Holding LLC / SEG Finance Corp
5.63%, 10/15/2028
(g)
223 226
Sigma Holdco BV
7.88%, 05/15/2026
(g)
525 495
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(g)
7,022 6,037
TreeHouse Foods Inc
4.00%, 09/01/2028 720 642
United Natural Foods Inc
6.75%, 10/15/2028
(g)
1,068 897
US Foods Inc
4.63%, 06/01/2030
(g)
7,210 6,720
4.75%, 02/15/2029
(g)
2,655 2,519
6.88%, 09/15/2028
(g)
100 103
7.25%, 01/15/2032
(g)
14,452 15,138
$ 110,297
Food Service - 0 .40%
Aramark Services Inc
5.00%, 04/01/2025
(g)
105 104
5.00%, 02/01/2028
(g)
13,070 12,630

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food Service (continued)
TKC Holdings Inc
10.50%, 05/15/2029
(g)
$ 760 $ 688
$ 13,422
Forest Products & Paper - 0 .09%
Ahlstrom Holding 3 Oy
4.88%, 02/04/2028
(g),(h)
15 14
Domtar Corp
6.75%, 10/01/2028
(g)
850 780
Glatfelter Corp
4.75%, 11/15/2029
(g)
1,285 928
Mercer International Inc
5.13%, 02/01/2029 1,399 1,201
5.50%, 01/15/2026 13 13
$ 2,936
Gas - 0 .12%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 1,528 1,501
5.75%, 05/20/2027 621 594
5.88%, 08/20/2026 1,498 1,452
9.38%, 06/01/2028
(g)
500 514
$ 4,061
Hand & Machine Tools - 0 .01%
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
375 332
11.50%, 06/15/2028
(g)
51 54
$ 386
Healthcare - Products - 0 .82%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
916 832
4.63%, 07/15/2028
(g)
1,885 1,795
Bausch & Lomb Escrow Corp
8.38%, 10/01/2028
(g)
1,930 2,003
Embecta Corp
5.00%, 02/15/2030
(g)
20 16
6.75%, 02/15/2030
(g)
280 244
Garden Spinco Corp
8.63%, 07/20/2030
(g)
8,387 8,974
Hologic Inc
3.25%, 02/15/2029
(g)
2,119 1,905
4.63%, 02/01/2028
(g)
819 790
Medline Borrower LP
3.88%, 04/01/2029
(g)
5,280 4,781
5.25%, 10/01/2029
(g)
5,582 5,205
Teleflex Inc
4.25%, 06/01/2028
(g)
734 696
4.63%, 11/15/2027 565 548
Varex Imaging Corp
7.88%, 10/15/2027
(g)
19 19
$ 27,808
Healthcare - Services - 3 .37%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
10,324 9,846
5.50%, 07/01/2028
(g)
3,315 3,241
AHP Health Partners Inc
5.75%, 07/15/2029
(g)
150 134
Cano Health LLC
6.25%, 10/01/2028
(g)
485 38
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(g)
560 492
3.50%, 04/01/2030
(g),(h)
2,292 2,014
5.00%, 07/15/2027
(g)
601 578
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
935 850
4.00%, 03/15/2031
(g)
435 387
4.25%, 05/01/2028
(g)
120 113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
$ 500 $ 397
5.25%, 05/15/2030
(g)
1,655 1,370
5.63%, 03/15/2027
(g)
2,055 1,898
6.00%, 01/15/2029
(g)
1,225 1,107
6.13%, 04/01/2030
(g)
1,291 840
6.88%, 04/01/2028
(g)
775 516
6.88%, 04/15/2029
(g)
755 513
8.00%, 03/15/2026
(g)
1,375 1,355
8.00%, 12/15/2027
(g)
1,465 1,443
10.88%, 01/15/2032
(g)
1,809 1,892
DaVita Inc
3.75%, 02/15/2031
(g)
3,367 2,776
4.63%, 06/01/2030
(g)
5,995 5,304
Encompass Health Corp
4.50%, 02/01/2028 1,960 1,872
4.63%, 04/01/2031 435 400
4.75%, 02/01/2030 557 522
Fortrea Holdings Inc
7.50%, 07/01/2030
(g)
2,770 2,815
Global Medical Response Inc
6.50%, 10/01/2025
(g)
702 602
HealthEquity Inc
4.50%, 10/01/2029
(g)
460 430
Heartland Dental LLC / Heartland Dental Finance
Corp
8.50%, 05/01/2026
(g)
11 11
10.50%, 04/30/2028
(g)
620 646
IQVIA Inc
5.00%, 10/15/2026
(g)
2,332 2,281
5.00%, 05/15/2027
(g)
1,500 1,466
Kedrion SpA
6.50%, 09/01/2029
(g)
470 420
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
1,440 1,341
LifePoint Health Inc
5.38%, 01/15/2029
(g)
590 467
9.88%, 08/15/2030
(g)
1,769 1,809
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(g)
916 743
ModivCare Inc
5.88%, 11/15/2025
(g)
1,460 1,442
Molina Healthcare Inc
3.88%, 11/15/2030
(g)
802 703
3.88%, 05/15/2032
(g)
870 745
4.38%, 06/15/2028
(g)
935 876
Pediatrix Medical Group Inc
5.38%, 02/15/2030
(g),(h)
260 233
Prime Healthcare Services Inc
7.25%, 11/01/2025
(g)
2,005 1,995
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,020 1,018
Select Medical Corp
6.25%, 08/15/2026
(g)
1,175 1,175
Star Parent Inc
9.00%, 10/01/2030
(g)
1,410 1,483
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g)
2,088 2,091
10.00%, 04/15/2027
(g)
5,383 5,417
Team Health Holdings Inc
6.38%, 02/01/2025
(g)
969 829
Tenet Healthcare Corp
4.25%, 06/01/2029 395 367
4.38%, 01/15/2030 1,205 1,115
4.63%, 06/15/2028 2,770 2,627
4.88%, 01/01/2026 1,775 1,759
5.13%, 11/01/2027 1,527 1,483

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp   (continued)
6.13%, 10/01/2028
(h)
$ 21,215 $ 21,137
6.13%, 06/15/2030 3,929 3,927
6.25%, 02/01/2027 2,166 2,160
6.75%, 05/15/2031
(g)
4,830 4,940
6.88%, 11/15/2031 11 11
Toledo Hospital/The
5.33%, 11/15/2028 1,080 1,002
6.02%, 11/15/2048 1,505 1,180
US Acute Care Solutions LLC
6.38%, 03/01/2026
(g)
1,246 1,089
$ 113,733
Holding Companies - Diversified - 0 .07%
Benteler International AG
10.50%, 05/15/2028
(g)
880 939
Stena International SA
6.13%, 02/01/2025
(g)
605 605
7.25%, 01/15/2031
(g)
990 991
$ 2,535
Home Builders - 0 .52%
Adams Homes Inc
9.25%, 10/15/2028
(g)
3,661 3,751
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(g)
385 347
4.63%, 04/01/2030
(g)
255 231
6.63%, 01/15/2028
(g)
255 251
Beazer Homes USA Inc
5.88%, 10/15/2027 15 15
7.25%, 10/15/2029 308 309
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(g)
575 510
5.00%, 06/15/2029
(g)
278 253
6.25%, 09/15/2027
(g)
14 14
Century Communities Inc
3.88%, 08/15/2029
(g)
570 513
6.75%, 06/01/2027 979 986
Empire Communities Corp
7.00%, 12/15/2025
(g),(h)
485 479
Forestar Group Inc
3.85%, 05/15/2026
(g)
195 185
5.00%, 03/01/2028
(g)
15 14
Installed Building Products Inc
5.75%, 02/01/2028
(g)
470 461
KB Home
4.00%, 06/15/2031 675 595
4.80%, 11/15/2029 14 13
6.88%, 06/15/2027 310 320
7.25%, 07/15/2030 510 524
LGI Homes Inc
4.00%, 07/15/2029
(g)
1,061 908
8.75%, 12/15/2028
(g)
604 638
M/I Homes Inc
3.95%, 02/15/2030 435 386
4.95%, 02/01/2028 441 424
Mattamy Group Corp
4.63%, 03/01/2030
(g)
998 910
5.25%, 12/15/2027
(g)
650 627
New Home Co Inc/The
8.25%, 10/15/2027
(g)
1,400 1,302
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028 18 17
4.75%, 04/01/2029 350 328
STL Holding Co LLC
7.50%, 02/15/2026
(g)
235 239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
$ 350 $ 333
5.75%, 01/15/2028
(g)
490 486
5.88%, 06/15/2027
(g)
585 580
Thor Industries Inc
4.00%, 10/15/2029
(g)
10 9
Tri Pointe Homes Inc
5.25%, 06/01/2027 30 30
5.70%, 06/15/2028 523 514
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
19 19
$ 17,521
Home Furnishings - 0 .07%
Tempur Sealy International Inc
3.88%, 10/15/2031
(g)
1,475 1,245
4.00%, 04/15/2029
(g)
1,081 975
$ 2,220
Housewares - 0 .40%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
4,563 4,472
Newell Brands Inc
4.88%, 06/01/2025 355 348
5.20%, 04/01/2026 2,361 2,298
6.37%, 04/01/2036 3,415 3,039
6.38%, 09/15/2027
(h)
1,276 1,253
6.50%, 04/01/2046 14 11
6.63%, 09/15/2029 1,020 989
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031 242 203
4.50%, 10/15/2029 204 181
5.25%, 12/15/2026 187 181
SWF Escrow Issuer Corp
6.50%, 10/01/2029
(g)
740 513
$ 13,488
Insurance - 3 .59%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
3,260 2,923
6.00%, 08/01/2029
(g)
540 495
8.25%, 02/01/2029
(g)
17,154 17,198
10.13%, 08/01/2026
(g)
857 892
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
13,672 12,718
5.88%, 11/01/2029
(g)
845 800
6.75%, 10/15/2027
(g)
5,367 5,240
6.75%, 04/15/2028
(g)
1,600 1,615
AmWINS Group Inc
4.88%, 06/30/2029
(g)
16,088 15,015
Assurant Inc
7.00%, 03/27/2048
(h),(k)
415 423
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(g)
10,363 9,787
7.00%, 08/15/2025
(g)
14,404 14,395
BroadStreet Partners Inc
5.88%, 04/15/2029
(g)
790 749
Constellation Insurance Inc
6.63%, 05/01/2031
(g)
280 270
6.80%, 01/24/2030
(g)
135 134
Genworth Holdings Inc
6.50%, 06/15/2034 1,085 995
Global Atlantic Fin Co
4.70%, 10/15/2051
(g),(k)
952 848
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.80%
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
8,834 8,851

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
HUB International Ltd
5.63%, 12/01/2029
(g)
$ 1,903 $ 1,795
7.25%, 06/15/2030
(g)
1,800 1,852
7.38%, 01/31/2032
(g)
14,785 15,141
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(g)
5,595 5,805
10.50%, 12/15/2030
(g)
165 174
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(k)
580 508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
4.30%, 02/01/2061
(g)
61 40
7.80%, 03/07/2087
(g)
505 512
3 Month USD LIBOR + 3.58%
NMI Holdings Inc
7.38%, 06/01/2025
(g)
640 646
Ryan Specialty LLC
4.38%, 02/01/2030
(g)
469 435
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(g)
720 685
USI Inc/NY
7.50%, 01/15/2032
(g)
190 193
Wilton RE Ltd
6.00%, 10/22/2030
(g),(k),(m)
60 53
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.27%
$ 121,187
Internet - 1 .37%
Acuris Finance US Inc / Acuris Finance SARL
5.00%, 05/01/2028
(g)
20 17
ANGI Group LLC
3.88%, 08/15/2028
(g),(h)
639 550
Arches Buyer Inc
4.25%, 06/01/2028
(g)
1,010 903
6.13%, 12/01/2028
(g)
4,255 3,675
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
6,669 5,975
5.63%, 09/15/2028
(g)
6,518 5,507
Cars.com Inc
6.38%, 11/01/2028
(g)
597 583
Cogent Communications Group Inc
3.50%, 05/01/2026
(g)
19 18
7.00%, 06/15/2027
(g)
736 738
EquipmentShare.com Inc
9.00%, 05/15/2028
(g)
1,090 1,106
Gen Digital Inc
5.00%, 04/15/2025
(g)
175 174
6.75%, 09/30/2027
(g)
365 371
7.13%, 09/30/2030
(g),(h)
11,775 12,216
Getty Images Inc
9.75%, 03/01/2027
(g),(h)
268 268
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(g)
665 602
5.25%, 12/01/2027
(g)
995 977
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
576 503
ION Trading Technologies Sarl
5.75%, 05/15/2028
(g)
520 476
Match Group Holdings II LLC
3.63%, 10/01/2031
(g)
415 355
4.13%, 08/01/2030
(g)
800 720
4.63%, 06/01/2028
(g)
505 475
5.00%, 12/15/2027
(g)
865 837
5.63%, 02/15/2029
(g),(h)
369 359
Millennium Escrow Corp
6.63%, 08/01/2026
(g)
850 544
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029
(g)
800 605
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Northwest Fiber LLC / Northwest Fiber Finance
Sub Inc
4.75%, 04/30/2027
(g)
$ 65 $ 63
6.00%, 02/15/2028
(g)
123 117
10.75%, 06/01/2028
(g)
210 215
Rakuten Group Inc
5.13%, 04/22/2026
(g),(k),(m)
761 620
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(g),(h),(k),(m)
1,370 921
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
TripAdvisor Inc
7.00%, 07/15/2025
(g)
725 727
Uber Technologies Inc
4.50%, 08/15/2029
(g)
1,065 1,008
6.25%, 01/15/2028
(g)
590 593
7.50%, 09/15/2027
(g)
1,257 1,284
8.00%, 11/01/2026
(g)
849 864
Ziff Davis Inc
4.63%, 10/15/2030
(g)
1,255 1,149
$ 46,115
Investment Companies - 0 .59%
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032
(g)
355 319
5.25%, 04/15/2029
(g)
710 676
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 7,514 6,279
5.25%, 05/15/2027 3,844 3,458
6.25%, 05/15/2026 2,205 2,113
6.38%, 12/15/2025 940 925
9.75%, 01/15/2029
(g)
6,047 6,206
$ 19,976
Iron & Steel - 1 .15%
Allegheny Ludlum LLC
6.95%, 12/15/2025 170 173
ATI Inc
4.88%, 10/01/2029 383 354
5.13%, 10/01/2031 128 117
5.88%, 12/01/2027 365 356
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(g)
19,049 17,430
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
4,806 4,872
Carpenter Technology Corp
6.38%, 07/15/2028 369 369
7.63%, 03/15/2030 365 377
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(g)
375 352
4.88%, 03/01/2031
(g),(h)
221 199
5.88%, 06/01/2027
(h)
566 562
6.25%, 10/01/2040 123 108
6.75%, 03/15/2026
(g)
404 405
6.75%, 04/15/2030
(g)
79 80
Commercial Metals Co
3.88%, 02/15/2031 3 3
4.13%, 01/15/2030 465 423
4.38%, 03/15/2032 425 379
Mineral Resources Ltd
8.00%, 11/01/2027
(g)
500 511
8.13%, 05/01/2027
(g)
1,075 1,086
8.50%, 05/01/2030
(g)
1,380 1,420
Specialty Steel
15.42%, 11/15/2026
(e),(f)
8,680 8,680
TMS International Corp/DE
6.25%, 04/15/2029
(g)
18 15

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
United States Steel Corp
6.88%, 03/01/2029
(h)
$ 460 $ 466
$ 38,737
Leisure Products & Services - 1 .55%
Acushnet Co
7.38%, 10/15/2028
(g)
37 38
Carnival Corp
4.00%, 08/01/2028
(g)
1,980 1,832
5.75%, 03/01/2027
(g)
15,785 15,551
6.00%, 05/01/2029
(g)
2,148 2,081
6.65%, 01/15/2028 689 669
7.00%, 08/15/2029
(g)
364 379
7.63%, 03/01/2026
(g),(h)
1,195 1,214
9.88%, 08/01/2027
(g)
1 1
10.50%, 06/01/2030
(g)
400 439
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
2,046 2,238
Carnival PLC
7.88%, 06/01/2027 383 403
Life Time Inc
5.75%, 01/15/2026
(g)
1,785 1,765
8.00%, 04/15/2026
(g),(h)
205 205
Lindblad Expeditions Holdings Inc
9.00%, 05/15/2028
(g)
300 312
Lindblad Expeditions LLC
6.75%, 02/15/2027
(g)
200 198
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(g)
1,090 922
NCL Corp Ltd
5.88%, 03/15/2026
(g)
2,085 2,033
5.88%, 02/15/2027
(g)
940 926
7.75%, 02/15/2029
(g)
963 972
8.13%, 01/15/2029
(g)
1,202 1,262
8.38%, 02/01/2028
(g)
540 567
NCL Finance Ltd
6.13%, 03/15/2028
(g)
565 540
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 810 747
4.25%, 07/01/2026
(g)
920 885
5.38%, 07/15/2027
(g)
1,350 1,328
5.50%, 08/31/2026
(g)
1,060 1,049
5.50%, 04/01/2028
(g)
5,130 5,065
7.25%, 01/15/2030
(g)
115 120
7.50%, 10/15/2027 10 11
8.25%, 01/15/2029
(g)
1,736 1,842
9.25%, 01/15/2029
(g)
1,153 1,238
11.63%, 08/15/2027
(g)
1,795 1,953
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
11 11
6.25%, 05/15/2025
(g)
18 18
7.00%, 02/15/2029
(g)
1,001 999
9.13%, 07/15/2031
(g)
1,234 1,320
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(g)
330 321
Vista Outdoor Inc
4.50%, 03/15/2029
(g)
495 483
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
545 520
$ 52,457
Lodging - 2 .05%
Boyd Gaming Corp
4.75%, 12/01/2027 970 937
4.75%, 06/15/2031
(g)
16,521 15,176
Full House Resorts Inc
8.25%, 02/15/2028
(g),(h)
1,700 1,611
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(g)
595 552
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
$ 2,435 $ 2,090
3.75%, 05/01/2029
(g)
1,210 1,110
4.00%, 05/01/2031
(g)
1,555 1,398
4.88%, 01/15/2030 730 704
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
6.63%, 01/15/2032
(g)
1,250 1,253
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
4.88%, 07/01/2031
(g)
682 605
5.00%, 06/01/2029
(g)
746 689
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 169 166
Las Vegas Sands Corp
2.90%, 06/25/2025 13 13
3.50%, 08/18/2026 1,898 1,814
3.90%, 08/08/2029 89 82
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(g),(h)
579 521
4.75%, 01/15/2028 20 18
Melco Resorts Finance Ltd
4.88%, 06/06/2025
(h)
1,249 1,215
5.38%, 12/04/2029
(g)
2,215 1,971
5.75%, 07/21/2028
(g)
1,205 1,123
MGM China Holdings Ltd
4.75%, 02/01/2027
(g)
120 112
5.25%, 06/18/2025
(g),(h)
620 605
5.88%, 05/15/2026
(g),(h)
1,390 1,361
MGM Resorts International
4.63%, 09/01/2026 21 20
4.75%, 10/15/2028 925 876
5.50%, 04/15/2027 843 829
5.75%, 06/15/2025 700 700
6.75%, 05/01/2025 800 802
Station Casinos LLC
4.50%, 02/15/2028
(g)
1,565 1,471
4.63%, 12/01/2031
(g)
19,765 17,740
Studio City Co Ltd
7.00%, 02/15/2027
(g)
20 20
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
1,010 862
6.00%, 07/15/2025
(g)
305 301
6.50%, 01/15/2028
(g)
1,879 1,743
Travel + Leisure Co
4.50%, 12/01/2029
(g)
705 643
4.63%, 03/01/2030
(g)
337 303
6.00%, 04/01/2027 1,189 1,189
6.63%, 07/31/2026
(g)
200 202
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
545 509
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
1,549 1,514
5.50%, 03/01/2025
(g)
774 773
Wynn Macau Ltd
5.13%, 12/15/2029
(g)
1,085 965
5.50%, 01/15/2026
(g)
510 495
5.50%, 10/01/2027
(g)
730 686
5.63%, 08/26/2028
(g)
1,550 1,443
$ 69,212
Machinery - Construction & Mining - 0 .08%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
657 617
4.13%, 04/15/2029
(g)
410 380
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g)
225 225

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining (continued)
Terex Corp
5.00%, 05/15/2029
(g)
$ 756 $ 714
Vertiv Group Corp
4.13%, 11/15/2028
(g)
1,000 928
$ 2,864
Machinery - Diversified - 1 .23%
ATS Corp
4.13%, 12/15/2028
(g)
346 314
Chart Industries Inc
7.50%, 01/01/2030
(g)
8,697 8,928
9.50%, 01/01/2031
(g)
8,070 8,607
GrafTech Finance Inc
4.63%, 12/15/2028
(g)
628 416
GrafTech Global Enterprises Inc
9.88%, 12/15/2028
(g),(h)
492 368
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(g),(i),(j)
213 213
Mueller Water Products Inc
4.00%, 06/15/2029
(g)
360 326
OT Merger Corp
7.88%, 10/15/2029
(g)
345 208
SPX FLOW Inc
8.75%, 04/01/2030
(g)
6,756 6,653
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
12,929 12,962
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(g)
610 605
TK Elevator US Newco Inc
5.25%, 07/15/2027
(g)
1,832 1,766
$ 41,366
Media - 5 .51%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,891 1,699
5.75%, 08/15/2029
(g)
2,663 2,321
AMC Networks Inc
4.25%, 02/15/2029 1,255 965
4.75%, 08/01/2025 1,120 1,079
Audacy Capital Corp
0.00%, 03/31/2029
(d),(g)
365 16
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026
(g)
360 232
Belo Corp
7.25%, 09/15/2027
(h)
390 395
Block Communications Inc
4.88%, 03/01/2028
(g)
17 15
Cable One Inc
4.00%, 11/15/2030
(g),(h)
1,670 1,344
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
12,015 10,159
4.25%, 01/15/2034
(g)
7,488 5,954
4.50%, 08/15/2030
(g)
2,370 2,061
4.50%, 05/01/2032 8,493 7,085
4.50%, 06/01/2033
(g)
3,122 2,561
4.75%, 03/01/2030
(g)
6,795 6,038
4.75%, 02/01/2032
(g)
1,740 1,492
5.00%, 02/01/2028
(g)
3,700 3,477
5.13%, 05/01/2027
(g)
3,723 3,591
5.38%, 06/01/2029
(g)
4,882 4,539
5.50%, 05/01/2026
(g)
1,180 1,169
6.38%, 09/01/2029
(g)
1,677 1,633
7.38%, 03/01/2031
(g),(h)
880 889
CSC Holdings LLC
3.38%, 02/15/2031
(g)
1,900 1,301
4.13%, 12/01/2030
(g)
2,910 2,103
4.50%, 11/15/2031
(g)
1,110 796
4.63%, 12/01/2030
(g)
12,840 6,563
5.00%, 11/15/2031
(g)
10 5
5.38%, 02/01/2028
(g)
900 773
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC   (continued)
5.50%, 04/15/2027
(g)
$ 1,280 $ 1,150
5.75%, 01/15/2030
(g)
2,592 1,372
6.50%, 02/01/2029
(g)
1,563 1,329
7.50%, 04/01/2028
(g)
3,885 2,586
11.25%, 05/15/2028
(g)
1,010 1,023
11.75%, 01/31/2029
(g)
2,170 2,204
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(g)
406 261
Directv Financing LLC
8.88%, 02/01/2030
(g)
985 1,005
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
5,044 4,795
DISH DBS Corp
5.25%, 12/01/2026
(g)
3,380 2,662
5.75%, 12/01/2028
(g)
3,825 2,573
5.88%, 11/15/2024 3,700 3,435
DISH Network Corp
11.75%, 11/15/2027
(g)
6,053 6,318
Gannett Holdings LLC
6.00%, 11/01/2026
(g)
375 338
Gray Television Inc
4.75%, 10/15/2030
(g)
332 260
5.38%, 11/15/2031
(g)
1,070 837
7.00%, 05/15/2027
(g),(h)
785 767
Historic TW Inc
8.30%, 01/15/2036
(i)
13 15
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
570 426
5.25%, 08/15/2027
(g)
821 637
6.38%, 05/01/2026 1,002 861
8.38%, 05/01/2027 679 421
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
1,061 934
6.75%, 10/15/2027
(g)
1,265 1,219
Liberty Interactive LLC
8.25%, 02/01/2030 237 125
8.50%, 07/15/2029 221 117
McGraw-Hill Education Inc
5.75%, 08/01/2028
(g)
50 47
8.00%, 08/01/2029
(g)
856 794
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(g)
1,015 984
News Corp
3.88%, 05/15/2029
(g)
1,285 1,181
5.13%, 02/15/2032
(g)
20 19
Nexstar Media Inc
4.75%, 11/01/2028
(g)
1,517 1,389
5.63%, 07/15/2027
(g)
8,818 8,588
Paramount Global
6.25%, 02/28/2057
(k)
757 655
3 Month USD LIBOR + 3.90%
6.38%, 03/30/2062
(k)
1,165 1,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
996 770
6.50%, 09/15/2028
(g)
1,085 467
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
13 11
5.38%, 01/15/2031
(g),(h)
2,783 2,115
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
1,228 1,107

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sinclair Television Group Inc
4.13%, 12/01/2030
(g)
$ 1,135 $ 877
5.13%, 02/15/2027
(g)
18 17
5.50%, 03/01/2030
(g),(h)
830 640
Sirius XM Radio Inc
3.13%, 09/01/2026
(g)
1,178 1,100
3.88%, 09/01/2031
(g)
5,650 4,710
4.00%, 07/15/2028
(g)
5,005 4,545
4.13%, 07/01/2030
(g)
6,030 5,276
5.00%, 08/01/2027
(g)
1,645 1,581
5.50%, 07/01/2029
(g)
1,322 1,256
Spanish Broadcasting System Inc
9.75%, 03/01/2026
(g)
315 165
SportsNet New York
10.25%, 01/15/2025
(e),(f)
4,130 4,068
Sunrise FinCo I BV
4.88%, 07/15/2031
(g)
280 246
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
15 14
TEGNA Inc
4.63%, 03/15/2028 2,279 2,126
4.75%, 03/15/2026
(g)
658 640
5.00%, 09/15/2029 2,045 1,889
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
1,400 1,324
Townsquare Media Inc
6.88%, 02/01/2026
(g)
350 343
Univision Communications Inc
4.50%, 05/01/2029
(g)
1,350 1,200
6.63%, 06/01/2027
(g)
2,467 2,440
7.38%, 06/30/2030
(g)
590 578
8.00%, 08/15/2028
(g)
1,517 1,544
Urban One Inc
7.38%, 02/01/2028
(g)
360 319
Videotron Ltd
3.63%, 06/15/2029
(g),(h)
1,275 1,163
5.13%, 04/15/2027
(g)
838 825
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
12,496 11,161
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
950 849
5.50%, 05/15/2029
(g)
1,675 1,611
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
660 621
VZ Secured Financing BV
5.00%, 01/15/2032
(g)
2,345 2,050
Warner Media LLC
7.63%, 04/15/2031 300 325
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
1,315 1,109
6.00%, 01/15/2027
(g)
1,035 1,016
Ziggo BV
4.88%, 01/15/2030
(g)
1,515 1,355
$ 186,075
Metal Fabrication & Hardware - 0 .05%
Advanced Drainage Systems Inc
6.38%, 06/15/2030
(g)
1,285 1,295
Park-Ohio Industries Inc
6.63%, 04/15/2027 486 445
Roller Bearing Co of America Inc
4.38%, 10/15/2029
(g)
15 14
$ 1,754
Mining - 1 .51%
AngloGold Ashanti Holdings PLC
6.50%, 04/15/2040 350 347
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(g)
6,597 6,881
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Century Aluminum Co
7.50%, 04/01/2028
(g),(h)
$ 11,365 $ 10,973
Coeur Mining Inc
5.13%, 02/15/2029
(g),(h)
912 830
Compass Minerals International Inc
6.75%, 12/01/2027
(g)
953 940
Constellium SE
3.75%, 04/15/2029
(g)
5,425 4,875
5.63%, 06/15/2028
(g)
1,055 1,032
5.88%, 02/15/2026
(g)
2,110 2,097
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
2,435 2,191
4.50%, 09/15/2027
(g)
833 801
5.88%, 04/15/2030
(g)
110 109
6.13%, 04/15/2032
(g)
919 909
Hecla Mining Co
7.25%, 02/15/2028 740 741
Hudbay Minerals Inc
4.50%, 04/01/2026 1,110 1,076
6.13%, 04/01/2029 550 542
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 439
Kaiser Aluminum Corp
4.50%, 06/01/2031
(g)
861 735
4.63%, 03/01/2028
(g)
1,245 1,147
New Gold Inc
7.50%, 07/15/2027
(g)
359 357
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(g)
15,820 2
Novelis Corp
3.25%, 11/15/2026
(g)
585 548
3.88%, 08/15/2031
(g)
2,735 2,372
4.75%, 01/30/2030
(g)
10,410 9,656
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(g)
815 801
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
430 422
$ 50,823
Miscellaneous Manufacturers - 0 .16%
Amsted Industries Inc
4.63%, 05/15/2030
(g)
470 424
5.63%, 07/01/2027
(g)
600 592
Calderys Financing LLC
11.25%, 06/01/2028
(g)
590 627
Enpro Inc
5.75%, 10/15/2026 11 11
FXI Holdings Inc
12.25%, 11/15/2026
(g)
1,651 1,608
12.25%, 11/15/2026
(g)
500 486
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
80 80
Hillenbrand Inc
3.75%, 03/01/2031 18 15
5.00%, 09/15/2026 595 582
5.75%, 06/15/2025 17 17
LSB Industries Inc
6.25%, 10/15/2028
(g)
730 693
Trinity Industries Inc
7.75%, 07/15/2028
(g)
300 312
$ 5,447
Office & Business Equipment - 0 .14%
Pitney Bowes Inc
6.88%, 03/15/2027
(g),(h)
11 10
7.25%, 03/15/2029
(g),(h)
1,354 1,153
Xerox Corp
4.80%, 03/01/2035 370 277
6.75%, 12/15/2039 490 412

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Office & Business Equipment (continued)
Xerox Holdings Corp
5.00%, 08/15/2025
(g)
$ 1,206 $ 1,178
5.50%, 08/15/2028
(g)
1,705 1,553
$ 4,583
Office Furnishings - 0 .04%
Steelcase Inc
5.13%, 01/18/2029 1,453 1,392
Oil & Gas - 4 .74%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
1,100 1,090
Antero Resources Corp
7.63%, 02/01/2029
(g)
1,164 1,199
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
5.88%, 06/30/2029
(g)
1,040 980
7.00%, 11/01/2026
(g)
530 530
8.25%, 12/31/2028
(g)
63 64
Athabasca Oil Corp
9.75%, 11/01/2026
(g)
301 318
Baytex Energy Corp
8.50%, 04/30/2030
(g)
1,853 1,924
8.75%, 04/01/2027
(g),(h)
1,280 1,332
Berry Petroleum Co LLC
7.00%, 02/15/2026
(g)
465 455
California Resources Corp
7.13%, 02/01/2026
(g)
680 688
Callon Petroleum Co
6.38%, 07/01/2026
(h)
275 275
7.50%, 06/15/2030
(g)
3,240 3,413
8.00%, 08/01/2028
(g)
499 516
Calumet Specialty Products Partners LP / Calumet
Finance Corp
8.13%, 01/15/2027
(g)
476 468
9.75%, 07/15/2028
(g)
296 297
11.00%, 04/15/2025
(g)
11 11
Chesapeake Energy Corp
5.50%, 02/01/2026
(g)
1,000 995
5.88%, 02/01/2029
(g)
954 947
6.75%, 04/15/2029
(g)
2,905 2,938
Chord Energy Corp
6.38%, 06/01/2026
(g)
14 14
Civitas Resources Inc
5.00%, 10/15/2026
(g)
750 730
8.38%, 07/01/2028
(g)
2,630 2,766
8.63%, 11/01/2030
(g)
4,345 4,634
8.75%, 07/01/2031
(g)
2,588 2,751
CNX Resources Corp
6.00%, 01/15/2029
(g)
1,110 1,073
7.25%, 03/14/2027
(g)
15 15
7.38%, 01/15/2031
(g),(h)
5,259 5,341
Comstock Resources Inc
5.88%, 01/15/2030
(g),(h)
12,910 11,188
6.75%, 03/01/2029
(g)
2,634 2,419
Crescent Energy Finance LLC
7.25%, 05/01/2026
(g)
1,575 1,569
9.25%, 02/15/2028
(g)
637 661
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(g)
321 317
CVR Energy Inc
5.25%, 02/15/2025
(g)
160 160
5.75%, 02/15/2028
(g)
10 9
8.50%, 01/15/2029
(g)
4,213 4,218
Diamond Foreign Asset Co / Diamond Finance LLC
8.50%, 10/01/2030
(g)
10 10
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(g)
1,150 1,141
Endeavor Energy Resources LP / EER Finance Inc
5.75%, 01/30/2028
(g)
337 335
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EnQuest PLC
11.63%, 11/01/2027
(g)
$ 40 $ 38
Global Marine Inc
7.00%, 06/01/2028 500 438
Greenfire Resources Ltd
12.00%, 10/01/2028
(g)
430 446
Gulfport Energy Corp
8.00%, 05/17/2026 490 492
Harbour Energy PLC
5.50%, 10/15/2026
(g)
1,285 1,254
HF Sinclair Corp
5.00%, 02/01/2028
(g)
2,620 2,543
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
940 907
6.00%, 04/15/2030
(g)
3,550 3,447
6.00%, 02/01/2031
(g)
3,372 3,237
6.25%, 11/01/2028
(g)
119 119
6.25%, 04/15/2032
(g)
4,792 4,600
8.38%, 11/01/2033
(g)
2,100 2,257
Ithaca Energy North Sea PLC
9.00%, 07/15/2026
(g)
535 533
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp
6.00%, 08/01/2026
(g)
374 370
Matador Resources Co
5.88%, 09/15/2026 790 783
6.88%, 04/15/2028
(g)
10 10
MEG Energy Corp
5.88%, 02/01/2029
(g)
3,595 3,508
7.13%, 02/01/2027
(g)
465 471
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
1,671 1,665
10.50%, 05/15/2027
(g)
1,350 1,389
Murphy Oil Corp
5.87%, 12/01/2042 15 13
5.88%, 12/01/2027 495 491
6.38%, 07/15/2028 788 789
Nabors Industries Inc
7.38%, 05/15/2027
(g)
1,645 1,616
9.13%, 01/31/2030
(g)
12 12
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
1,035 1,009
7.50%, 01/15/2028
(g)
820 750
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g)
1,275 1,266
Northern Oil & Gas Inc
8.13%, 03/01/2028
(g)
1,141 1,159
Parkland Corp
4.50%, 10/01/2029
(g)
368 338
4.63%, 05/01/2030
(g)
635 585
5.88%, 07/15/2027
(g)
75 74
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 525 513
7.88%, 09/15/2030
(g)
1,316 1,363
Permian Resources Operating LLC
5.38%, 01/15/2026
(g)
335 331
5.88%, 07/01/2029
(g)
2,398 2,345
6.88%, 04/01/2027
(g)
200 199
7.00%, 01/15/2032
(g)
1,012 1,045
7.75%, 02/15/2026
(g)
323 328
8.00%, 04/15/2027
(g)
500 518
9.88%, 07/15/2031
(g)
1,767 1,957
Petrofac Ltd
9.75%, 11/15/2026
(g)
797 425
Precision Drilling Corp
6.88%, 01/15/2029
(g)
190 187
7.13%, 01/15/2026
(g)
205 203

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Puma International Financing SA
5.00%, 01/24/2026
(g)
$ 2,330 $ 2,207
Range Resources Corp
4.75%, 02/15/2030
(g),(h)
1,130 1,051
4.88%, 05/15/2025 240 237
8.25%, 01/15/2029 435 451
Rockcliff Energy II LLC
5.50%, 10/15/2029
(g)
1,550 1,443
Sitio Royalties Operating Partnership LP / Sitio
Finance Corp
7.88%, 11/01/2028
(g)
200 205
SM Energy Co
5.63%, 06/01/2025 15 15
6.50%, 07/15/2028
(h)
800 800
6.63%, 01/15/2027 11 11
6.75%, 09/15/2026 1,075 1,074
Southwestern Energy Co
4.75%, 02/01/2032 795 736
5.38%, 02/01/2029 535 522
5.38%, 03/15/2030 1,549 1,497
8.38%, 09/15/2028 165 171
Strathcona Resources Ltd/Alberta
6.88%, 08/01/2026
(g)
1,190 1,179
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,365 1,272
4.50%, 04/30/2030 5,125 4,737
5.88%, 03/15/2028 4,337 4,310
6.00%, 04/15/2027 788 788
7.00%, 09/15/2028
(g)
80 82
Talos Energy Ventures GOM LLC / Talos Finance
Corp
11.75%, 04/15/2026
(g)
167 174
Talos Production Inc
9.00%, 02/01/2029
(g),(l)
875 887
9.38%, 02/01/2031
(g),(l)
875 895
12.00%, 01/15/2026 998 1,029
Teine Energy Ltd
6.88%, 04/15/2029
(g)
4,907 4,654
Transocean Aquila Ltd
8.00%, 09/30/2028
(g)
67 69
Transocean Inc
6.80%, 03/15/2038 4,875 3,947
7.25%, 11/01/2025
(g)
1,085 1,074
7.50%, 01/15/2026
(g)
32 32
7.50%, 04/15/2031 1,410 1,244
8.00%, 02/01/2027
(g)
114 113
8.75%, 02/15/2030
(g)
3,902 4,044
9.35%, 12/15/2041 400 361
11.50%, 01/30/2027
(g)
1,445 1,510
Transocean Poseidon Ltd
6.88%, 02/01/2027
(g)
14 14
Transocean Titan Financing Ltd
8.38%, 02/01/2028
(g)
10 10
Valaris Ltd
8.38%, 04/30/2030
(g)
478 490
Vermilion Energy Inc
5.63%, 03/15/2025
(g)
369 366
6.88%, 05/01/2030
(g)
515 496
Viper Energy Inc
5.38%, 11/01/2027
(g)
400 394
7.38%, 11/01/2031
(g),(h)
8,275 8,551
Vital Energy Inc
7.75%, 07/31/2029
(g)
1,035 1,023
9.75%, 10/15/2030 20 21
10.13%, 01/15/2028 1,511 1,583
W&T Offshore Inc
11.75%, 02/01/2026
(g),(h)
410 424
$ 160,007
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0 .28%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
$ 985 $ 974
6.88%, 04/01/2027
(g)
15 15
Bristow Group Inc
6.88%, 03/01/2028
(g)
415 406
CGG SA
8.75%, 04/01/2027
(g),(h)
414 365
CSI Compressco LP / CSI Compressco Finance Inc
7.50%, 04/01/2025
(g)
25 25
Enerflex Ltd
9.00%, 10/15/2027
(g)
730 734
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(g)
1,186 1,195
KLX Energy Services Holdings Inc
11.50%, 11/01/2025
(g)
455 449
Oceaneering International Inc
6.00%, 02/01/2028 479 468
6.00%, 02/01/2028 946 924
TechnipFMC PLC
6.50%, 02/01/2026
(g)
50 50
Telford Offshore Ltd
12.00%, PIK 12.00%
(i),(j),(m)
504 8
USA Compression Partners LP / USA Compression
Finance Corp
6.88%, 04/01/2026 807 802
6.88%, 09/01/2027 1,054 1,053
Weatherford International Ltd
6.50%, 09/15/2028
(g),(h)
74 75
8.63%, 04/30/2030
(g)
2,035 2,079
$ 9,622
Packaging & Containers - 2 .74%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(i),(j)
1,047 506
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(g)
1,278 1,117
4.00%, 09/01/2029
(g)
22,809 18,486
6.00%, 06/15/2027
(g)
785 776
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
1,680 1,509
5.25%, 04/30/2025
(g)
1,495 1,461
5.25%, 08/15/2027
(g)
934 698
5.25%, 08/15/2027
(g)
1,060 792
Ball Corp
2.88%, 08/15/2030 1,825 1,555
3.13%, 09/15/2031
(h)
450 381
4.88%, 03/15/2026 900 889
5.25%, 07/01/2025 885 883
6.00%, 06/15/2029 1,986 2,003
Berry Global Inc
4.50%, 02/15/2026
(g)
296 288
5.63%, 07/15/2027
(g)
500 496
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
511 500
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
19 18
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
1,310 1,303
8.75%, 04/15/2030
(g)
1,170 1,111
Crown Americas LLC
5.25%, 04/01/2030 540 522
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 475 458

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 $ 670 $ 656
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 685
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
1,035 924
Graphic Packaging International LLC
3.50%, 03/15/2028
(g)
1,158 1,069
3.50%, 03/01/2029
(g)
576 518
3.75%, 02/01/2030
(g)
11 10
4.75%, 07/15/2027
(g)
1,060 1,029
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
6,526 6,136
LABL Inc
5.88%, 11/01/2028
(g)
1,300 1,164
6.75%, 07/15/2026
(g)
820 798
8.25%, 11/01/2029
(g)
545 446
9.50%, 11/01/2028
(g)
12 12
10.50%, 07/15/2027
(g)
1,045 999
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(g)
3,498 3,535
9.25%, 04/15/2027
(g)
1,989 1,920
OI European Group BV
4.75%, 02/15/2030
(g)
282 261
Owens-Brockway Glass Container Inc
6.38%, 08/15/2025
(g)
163 163
6.63%, 05/13/2027
(g)
415 413
7.25%, 05/15/2031
(g)
500 502
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC
4.00%, 10/15/2027
(g)
315 294
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(g)
758 707
Pactiv LLC
7.95%, 12/15/2025 124 126
8.38%, 04/15/2027 10 10
Sealed Air Corp
4.00%, 12/01/2027
(g)
390 364
5.00%, 04/15/2029
(g)
423 406
5.50%, 09/15/2025
(g)
309 309
6.88%, 07/15/2033
(g)
1,030 1,075
Sealed Air Corp/Sealed Air Corp US
6.13%, 02/01/2028
(g)
870 873
7.25%, 02/15/2031
(g)
4,725 4,940
Silgan Holdings Inc
4.13%, 02/01/2028 715 670
Trident TPI Holdings Inc
12.75%, 12/31/2028
(g)
6,875 7,332
TriMas Corp
4.13%, 04/15/2029
(g)
1,027 914
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
17,180 16,772
8.50%, 08/15/2027
(g)
702 685
$ 92,469
Pharmaceuticals - 1 .11%
180 Medical Inc
3.88%, 10/15/2029
(g)
25 22
AdaptHealth LLC
4.63%, 08/01/2029
(g)
580 455
5.13%, 03/01/2030
(g)
1,563 1,222
6.13%, 08/01/2028
(g)
765 670
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
700 385
9.25%, 04/01/2026
(g)
1,556 1,451
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
$ 1,850 $ 1,046
5.00%, 01/30/2028
(g)
500 218
5.00%, 02/15/2029
(g)
500 209
5.25%, 01/30/2030
(g)
835 339
5.25%, 02/15/2031
(g)
490 206
5.50%, 11/01/2025
(g)
2,335 2,146
5.75%, 08/15/2027
(g)
585 349
6.13%, 02/01/2027
(g)
905 573
6.25%, 02/15/2029
(g)
955 409
7.00%, 01/15/2028
(g)
225 98
7.25%, 05/30/2029
(g)
400 168
9.00%, 12/15/2025
(g)
412 389
11.00%, 09/30/2028
(g)
2,351 1,599
14.00%, 10/15/2030
(g)
221 124
BellRing Brands Inc
7.00%, 03/15/2030
(g)
297 304
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(g)
585 560
Elanco Animal Health Inc
6.65%, 08/28/2028 605 614
Grifols SA
3.88%, 10/15/2028
(g)
EUR 3,800 3,465
4.75%, 10/15/2028
(g)
$ 3,475 2,989
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g)
1,540 1,529
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(g)
594 464
Jazz Securities DAC
4.38%, 01/15/2029
(g)
1,506 1,389
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
14.75%, 11/14/2028
(g)
910 988
Option Care Health Inc
4.38%, 10/31/2029
(g)
4,213 3,845
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(g)
2,028 1,855
5.13%, 04/30/2031
(g)
3,080 2,646
Owens & Minor Inc
4.50%, 03/31/2029
(g),(h)
555 487
6.63%, 04/01/2030
(g),(h)
950 905
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(g)
535 437
Perrigo Finance Unlimited Co
4.38%, 03/15/2026 1,286 1,257
4.65%, 06/15/2030 65 59
4.90%, 12/15/2044 140 111
Prestige Brands Inc
3.75%, 04/01/2031
(g)
1,560 1,353
5.13%, 01/15/2028
(g)
280 274
$ 37,609
Pipelines - 4 .44%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
120 115
5.75%, 03/01/2027
(g)
35 35
5.75%, 01/15/2028
(g)
5,725 5,620
6.63%, 02/01/2032
(g)
552 549
7.88%, 05/15/2026
(g)
603 617
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
680 677
7.63%, 12/15/2025
(g)
490 495

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Buckeye Partners LP
4.13%, 03/01/2025
(g)
$ 953 $ 931
4.13%, 12/01/2027 65 61
4.50%, 03/01/2028
(g)
5,230 4,911
5.60%, 10/15/2044 2,594 1,999
5.85%, 11/15/2043 3,740 3,054
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
8,779 7,650
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(g)
11,175 10,425
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 865 856
7.13%, 06/01/2028
(g)
556 530
DT Midstream Inc
4.13%, 06/15/2029
(g)
894 821
4.38%, 06/15/2031
(g)
2,160 1,935
Energy Transfer LP
8.00%, 05/15/2054
(k)
1,135 1,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
EnLink Midstream LLC
5.38%, 06/01/2029 1,284 1,251
5.63%, 01/15/2028
(g)
382 378
6.50%, 09/01/2030
(g)
450 459
EnLink Midstream Partners LP
4.15%, 06/01/2025 18 18
4.85%, 07/15/2026 754 736
5.05%, 04/01/2045 525 427
5.45%, 06/01/2047 17 15
5.60%, 04/01/2044 411 365
EQM Midstream Partners LP
4.13%, 12/01/2026 1,108 1,067
4.50%, 01/15/2029
(g)
7 7
4.75%, 01/15/2031
(g)
6,000 5,593
5.50%, 07/15/2028 563 558
6.50%, 07/01/2027
(g)
786 796
6.50%, 07/15/2048 490 506
7.50%, 06/01/2027
(g)
1,098 1,130
7.50%, 06/01/2030
(g)
366 393
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(g)
805 843
Genesis Energy LP / Genesis Energy Finance Corp
6.25%, 05/15/2026 19 19
7.75%, 02/01/2028 1,376 1,380
8.00%, 01/15/2027 6,510 6,587
8.25%, 01/15/2029 2,975 3,058
8.88%, 04/15/2030 3,655 3,823
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029
(h)
456 448
7.00%, 08/01/2027 17 17
8.25%, 01/15/2032
(g)
776 796
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
576 582
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
90 83
5.13%, 06/15/2028
(g)
550 534
5.50%, 10/15/2030
(g)
4,005 3,915
5.63%, 02/15/2026
(g)
901 895
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027
(g)
1,160 1,155
ITT Holdings LLC
6.50%, 08/01/2029
(g)
1,400 1,225
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
1,600 1,572
6.63%, 12/15/2028
(g)
1,029 1,043
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
New Fortress Energy Inc
6.50%, 09/30/2026
(g)
$ 4,509 $ 4,368
6.75%, 09/15/2025
(g)
5,656 5,589
NGL Energy Operating LLC / NGL Energy Finance
Corp
7.50%, 02/01/2026
(g)
2,324 2,365
8.38%, 02/15/2032
(g),(l)
1,105 1,113
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 1,031 1,030
7.50%, 04/15/2026 551 552
Northriver Midstream Finance LP
5.63%, 02/15/2026
(g)
58 56
NuStar Logistics LP
5.63%, 04/28/2027 485 481
5.75%, 10/01/2025 485 484
6.00%, 06/01/2026 1,050 1,048
6.38%, 10/01/2030 10 10
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(g)
10 10
4.80%, 05/15/2030
(g)
211 197
4.95%, 07/15/2029
(g)
12 11
6.88%, 04/15/2040
(g)
668 662
7.50%, 07/15/2038
(g)
630 633
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
9.00%, 10/15/2026
(g),(i)
1,870 1,870
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(g)
872 839
6.00%, 03/01/2027
(g)
691 680
6.00%, 12/31/2030
(g)
1,220 1,134
6.00%, 09/01/2031
(g)
3,515 3,237
7.38%, 02/15/2029
(g)
4,504 4,493
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(g)
1,570 1,403
4.13%, 08/15/2031
(g)
1,470 1,300
6.25%, 01/15/2030
(g)
880 881
Venture Global LNG Inc
8.13%, 06/01/2028
(g),(h)
2,619 2,647
8.38%, 06/01/2031
(g)
16,466 16,627
9.50%, 02/01/2029
(g)
3,280 3,483
9.88%, 02/01/2032
(g)
8,220 8,644
$ 149,976
Real Estate - 0 .32%
Anywhere Real Estate Group LLC / Anywhere Co-
Issuer Corp
7.00%, 04/15/2030
(g)
1,550 1,401
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
1,560 1,539
8.88%, 09/01/2031
(g)
1,264 1,319
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
1,535 1,384
4.38%, 02/01/2031
(g)
13 11
5.38%, 08/01/2028
(g)
1,540 1,475
Hunt Cos Inc
5.25%, 04/15/2029
(g)
650 604
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 564
4.75%, 02/01/2030 320 260
5.00%, 03/01/2031 1,388 1,107
Realogy Group LLC / Realogy Co-Issuer Corp
5.25%, 04/15/2030
(g),(h)
995 700
5.75%, 01/15/2029
(g),(h)
595 442
$ 10,806
REITs - 2 .08%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(g)
577 483

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(g)
$ 1,251 $ 1,103
Brandywine Operating Partnership LP
3.95%, 11/15/2027 595 538
4.55%, 10/01/2029 374 325
7.80%, 03/15/2028 160 163
Brookfield Property REIT Inc / BPR Cumulus LLC /
BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(g)
1,186 1,050
5.75%, 05/15/2026
(g),(h)
850 821
CTR Partnership LP / CareTrust Capital Corp
3.88%, 06/30/2028
(g)
60 55
Diversified Healthcare Trust
4.38%, 03/01/2031 10 8
4.75%, 02/15/2028 1,430 1,121
9.75%, 06/15/2025 545 542
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
3,030 2,816
3.75%, 09/15/2030
(g),(h)
5,453 4,505
6.00%, 04/15/2025
(g)
170 168
8.00%, 06/15/2027
(g)
3,024 3,132
Hudson Pacific Properties LP
3.25%, 01/15/2030 850 679
3.95%, 11/01/2027 850 765
4.65%, 04/01/2029 1,060 937
5.95%, 02/15/2028 740 701
Iron Mountain Inc
4.50%, 02/15/2031
(g)
987 885
4.88%, 09/15/2027
(g)
1,361 1,315
4.88%, 09/15/2029
(g)
640 598
5.00%, 07/15/2028
(g)
750 717
5.25%, 03/15/2028
(g)
558 541
5.25%, 07/15/2030
(g)
1,047 987
5.63%, 07/15/2032
(g)
1,604 1,506
7.00%, 02/15/2029
(g)
1,540 1,579
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
1,530 1,380
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
1,500 1,388
4.75%, 06/15/2029
(g)
579 518
5.25%, 10/01/2025
(g)
404 397
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 6,400 5,189
3.50%, 03/15/2031 $ 3,348 2,053
4.63%, 08/01/2029 740 500
5.00%, 10/15/2027 5,536 4,190
5.25%, 08/01/2026
(h)
300 254
Necessity Retail REIT Inc/The / American Finance
Operating Partner LP
4.50%, 09/30/2028
(g)
705 597
Office Properties Income Trust
2.40%, 02/01/2027 398 221
2.65%, 06/15/2026 810 506
3.45%, 10/15/2031 654 322
4.50%, 02/01/2025 744 644
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
1,020 935
5.88%, 10/01/2028
(g)
958 932
7.50%, 06/01/2025
(g)
460 461
RHP Hotel Properties LP / RHP Finance Corp
4.50%, 02/15/2029
(g)
10 9
4.75%, 10/15/2027 95 91
7.25%, 07/15/2028
(g)
453 467
Rithm Capital Corp
6.25%, 10/15/2025
(g)
1,020 1,008
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
RLJ Lodging Trust LP
3.75%, 07/01/2026
(g)
$ 350 $ 331
4.00%, 09/15/2029
(g)
973 861
SBA Communications Corp
3.13%, 02/01/2029 1,755 1,564
3.88%, 02/15/2027 1,345 1,284
Service Properties Trust
3.95%, 01/15/2028 15 13
4.38%, 02/15/2030 1,220 945
4.50%, 03/15/2025 645 629
4.75%, 10/01/2026 510 473
4.95%, 02/15/2027
(h)
615 563
5.25%, 02/15/2026 650 629
5.50%, 12/15/2027 11 10
7.50%, 09/15/2025 366 371
8.63%, 11/15/2031
(g)
6,600 6,998
Starwood Property Trust Inc
3.63%, 07/15/2026
(g)
174 161
4.38%, 01/15/2027
(g),(h)
1,310 1,213
4.75%, 03/15/2025 11 11
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
699 463
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
4.75%, 04/15/2028
(g)
200 170
6.50%, 02/15/2029
(g)
1,155 815
10.50%, 02/15/2028
(g)
1,707 1,738
Vornado Realty LP
2.15%, 06/01/2026 515 467
3.40%, 06/01/2031 450 355
XHR LP
4.88%, 06/01/2029
(g)
30 28
6.38%, 08/15/2025
(g)
5 5
$ 70,199
Retail - 5 .34%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(g)
948 867
3.88%, 01/15/2028
(g)
1,683 1,584
4.00%, 10/15/2030
(g)
26,757 23,916
4.38%, 01/15/2028
(g)
1,506 1,432
99 Escrow Issuer Inc
7.50%, 01/15/2026
(g)
460 143
Academy Ltd
6.00%, 11/15/2027
(g)
35 35
Advance Auto Parts Inc
1.75%, 10/01/2027 170 147
3.50%, 03/15/2032
(h)
345 287
3.90%, 04/15/2030 75 67
5.90%, 03/09/2026 230 230
5.95%, 03/09/2028
(h)
255 255
Arko Corp
5.13%, 11/15/2029
(g)
415 366
Asbury Automotive Group Inc
4.50%, 03/01/2028 11 10
4.63%, 11/15/2029
(g)
1,844 1,699
4.75%, 03/01/2030 662 613
5.00%, 02/15/2032
(g)
2,857 2,582
At Home Group Inc
4.88%, 07/15/2028
(g)
355 160
Bath & Body Works Inc
5.25%, 02/01/2028 376 368
6.63%, 10/01/2030
(g)
1,520 1,540
6.69%, 01/15/2027 1,130 1,145
6.75%, 07/01/2036 10 10
6.88%, 11/01/2035 1,349 1,345
6.95%, 03/01/2033 11 11
7.50%, 06/15/2029
(h)
220 227

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Bath & Body Works Inc   (continued)
7.60%, 07/15/2037 $ 717 $ 703
9.38%, 07/01/2025
(g)
409 426
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(g),(i),(j)
630 598
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(g)
18 16
4.50%, 11/15/2026
(g)
346 335
6.50%, 08/01/2030
(g)
2,650 2,689
Bloomin' Brands Inc / OSI Restaurant Partners LLC
5.13%, 04/15/2029
(g)
345 321
BlueLinx Holdings Inc
6.00%, 11/15/2029
(g)
205 194
Brinker International Inc
8.25%, 07/15/2030
(g)
1,558 1,631
Carrols Restaurant Group Inc
5.88%, 07/01/2029
(g)
100 102
Carvana Co
12.00%, PIK 0.00%; 12/01/2028
(g),(i),(j)
1,167 1,037
13.00%, PIK 0.00%; 06/01/2030
(g),(i),(j)
1,751 1,554
14.00%, PIK 0.00%; 06/01/2031
(g),(i),(j)
2,072 1,847
CEC Entertainment LLC
6.75%, 05/01/2026
(g)
350 348
Dave & Buster's Inc
7.63%, 11/01/2025
(g)
240 243
Evergreen Acqco 1 LP / TVI Inc
9.75%, 04/26/2028
(g),(h)
589 632
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(g)
656 646
5.88%, 04/01/2029
(g)
744 729
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
1,064 974
6.75%, 01/15/2030
(g)
1,380 1,241
FirstCash Inc
4.63%, 09/01/2028
(g)
1,325 1,239
5.63%, 01/01/2030
(g)
706 673
Foot Locker Inc
4.00%, 10/01/2029
(g),(h)
485 410
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
642 564
Gap Inc/The
3.63%, 10/01/2029
(g)
651 558
3.88%, 10/01/2031
(g)
1,800 1,485
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(g)
420 332
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
1,100 1,014
Guitar Center Inc
8.50%, 01/15/2026
(g),(h)
155 137
IRB Holding Corp
7.00%, 06/15/2025
(g)
5,822 5,786
Ken Garff Automotive LLC
4.88%, 09/15/2028
(g)
330 309
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
824 806
Kohl's Corp
4.25%, 07/17/2025
(h)
472 458
4.62%, 05/01/2031 760 608
5.55%, 07/17/2045 487 328
LBM Acquisition LLC
6.25%, 01/15/2029
(g)
5,313 4,821
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(g)
780 703
8.25%, 08/01/2031
(g)
7,154 7,343
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lithia Motors Inc
3.88%, 06/01/2029
(g)
$ 1,690 $ 1,517
4.38%, 01/15/2031
(g)
619 555
4.63%, 12/15/2027
(g)
451 432
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
12,400 11,954
Macy's Retail Holdings LLC
4.30%, 02/15/2043 125 94
4.50%, 12/15/2034 100 84
5.13%, 01/15/2042 239 189
5.88%, 04/01/2029
(g),(h)
800 776
5.88%, 03/15/2030
(g)
1,285 1,218
6.38%, 03/15/2037 670 596
6.70%, 07/15/2034
(g)
500 413
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
140 141
Michaels Cos Inc/The
5.25%, 05/01/2028
(g),(h)
1,520 1,194
7.88%, 05/01/2029
(g)
1,541 986
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
1,340 1,156
4.75%, 09/15/2029 832 788
5.63%, 05/01/2027 506 505
NMG Holding Co Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026
(g)
1,100 1,073
Nordstrom Inc
4.00%, 03/15/2027 400 375
4.25%, 08/01/2031 960 797
4.38%, 04/01/2030 1,062 921
5.00%, 01/15/2044 585 423
6.95%, 03/15/2028 150 152
Papa John's International Inc
3.88%, 09/15/2029
(g)
1,357 1,205
Park River Holdings Inc
5.63%, 02/01/2029
(g)
421 344
6.75%, 08/01/2029
(g)
4,275 3,624
Patrick Industries Inc
4.75%, 05/01/2029
(g)
840 774
7.50%, 10/15/2027
(g)
405 407
Penske Automotive Group Inc
3.75%, 06/15/2029 500 446
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
820 766
7.75%, 02/15/2029
(g)
1,827 1,766
QVC Inc
4.38%, 09/01/2028 1,021 757
4.45%, 02/15/2025 920 890
4.75%, 02/15/2027 593 496
5.45%, 08/15/2034 10 7
5.95%, 03/15/2043 12 7
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(g)
4,705 5,041
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 480 476
Sizzling Platter LLC / Sizzling Platter Finance Corp
8.50%, 11/28/2025
(g)
215 214
Sonic Automotive Inc
4.63%, 11/15/2029
(g),(h)
3,585 3,247
4.88%, 11/15/2031
(g)
487 423
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
12,717 12,501
SRS Distribution Inc
4.63%, 07/01/2028
(g)
625 583
6.00%, 12/01/2029
(g)
16,145 15,095
6.13%, 07/01/2029
(g)
645 610

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Staples Inc
7.50%, 04/15/2026
(g)
$ 2,342 $ 2,192
10.75%, 04/15/2027
(g)
1,165 903
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(g)
5,358 4,816
5.88%, 03/01/2027 18 18
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(g)
690 625
Victoria's Secret & Co
4.63%, 07/15/2029
(g)
1,895 1,602
Walgreens Boots Alliance Inc
3.20%, 04/15/2030
(h)
420 370
3.45%, 06/01/2026 1,830 1,750
4.10%, 04/15/2050 120 87
4.65%, 06/01/2046 11 9
4.80%, 11/18/2044
(h)
920 776
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
1,070 1,047
White Cap Parent LLC
8.25%, PIK 9.00%; 03/15/2026
(g),(i),(j)
440 439
Yum! Brands Inc
3.63%, 03/15/2031 699 617
4.63%, 01/31/2032 2,430 2,254
4.75%, 01/15/2030
(g)
1,940 1,863
5.35%, 11/01/2043 364 349
5.38%, 04/01/2032 1,370 1,332
6.88%, 11/15/2037 363 394
$ 180,340
Semiconductors - 0 .14%
Amkor Technology Inc
6.63%, 09/15/2027
(g)
10 10
ams-OSRAM AG
12.25%, 03/30/2029
(g)
900 973
Entegris Inc
3.63%, 05/01/2029
(g),(h)
833 751
4.38%, 04/15/2028
(g)
880 830
5.95%, 06/15/2030
(g)
1,580 1,561
ON Semiconductor Corp
3.88%, 09/01/2028
(g)
600 548
Synaptics Inc
4.00%, 06/15/2029
(g)
235 209
$ 4,882
Software - 4 .00%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,211 3,174
Alteryx Inc
8.75%, 03/15/2028
(g)
615 659
AthenaHealth Group Inc
6.50%, 02/15/2030
(g)
3,140 2,805
Boxer Parent Co Inc
7.13%, 10/02/2025
(g)
1,891 1,894
9.13%, 03/01/2026
(g)
19 19
Camelot Finance SA
4.50%, 11/01/2026
(g)
2,079 2,005
Capstone Borrower Inc
8.00%, 06/15/2030
(g),(h)
8,608 8,933
Castle US Holding Corp
9.50%, 02/15/2028
(g)
345 170
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(g)
1,911 1,947
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(g)
5,712 5,862
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(g)
7,705 7,100
4.88%, 07/01/2029
(g)
8,696 8,118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
$ 5,625 $ 5,252
9.00%, 09/30/2029
(g)
4,744 4,490
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(g),(h)
1,080 1,023
6.50%, 10/15/2028
(g)
12 11
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(g),(h)
1,631 1,517
Elastic NV
4.13%, 07/15/2029
(g)
610 553
Fair Isaac Corp
4.00%, 06/15/2028
(g)
1,262 1,175
5.25%, 05/15/2026
(g)
495 489
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(g)
520 473
MicroStrategy Inc
6.13%, 06/15/2028
(g)
300 286
Open Text Corp
3.88%, 02/15/2028
(g)
1,635 1,519
3.88%, 12/01/2029
(g)
2,820 2,543
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
270 244
4.13%, 12/01/2031
(g)
15 13
Playtika Holding Corp
4.25%, 03/15/2029
(g)
14,448 12,408
PTC Inc
3.63%, 02/15/2025
(g)
535 525
4.00%, 02/15/2028
(g)
911 860
Rackspace Technology Global Inc
3.50%, 02/15/2028
(g)
915 358
5.38%, 12/01/2028
(g)
331 103
RingCentral Inc
8.50%, 08/15/2030
(g)
7,227 7,453
ROBLOX Corp
3.88%, 05/01/2030
(g)
750 659
Rocket Software Inc
6.50%, 02/15/2029
(g)
1,160 995
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(g),(i),(j)
860 1,475
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
19,140 18,788
Twilio Inc
3.63%, 03/15/2029 911 824
3.88%, 03/15/2031 7,087 6,248
UKG Inc
6.88%, 02/01/2031
(g),(l)
5,725 5,789
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(g)
2,580 2,205
West Technology Group LLC
8.50%, 04/10/2027
(g)
520 447
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
15,240 13,541
$ 134,952
Telecommunications - 2 .93%
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,280 571
10.50%, 05/15/2027
(g)
1,680 965
Altice France SA/France
5.13%, 01/15/2029
(g)
13 10
5.13%, 07/15/2029
(g)
3,141 2,296
5.50%, 01/15/2028
(g)
1,555 1,214
5.50%, 10/15/2029
(g)
2,280 1,680
8.13%, 02/01/2027
(g)
1,855 1,658

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
British Telecommunications PLC
4.25%, 11/23/2081
(g),(k)
$ 900 $ 841
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(g),(h),(k)
1,320 1,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Ciena Corp
4.00%, 01/31/2030
(g)
10 9
CommScope Inc
4.75%, 09/01/2029
(g)
1,469 971
6.00%, 03/01/2026
(g)
1,735 1,503
7.13%, 07/01/2028
(g)
1,675 720
8.25%, 03/01/2027
(g)
7,315 3,206
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
1,060 391
6.00%, 06/15/2025
(g)
2,301 1,830
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
3,066 2,997
Consolidated Communications Inc
5.00%, 10/01/2028
(g)
1,370 1,122
6.50%, 10/01/2028
(g)
1,040 894
Embarq Corp
8.00%, 06/01/2036 1,458 865
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(g)
1,480 1,366
5.88%, 10/15/2027
(g)
1,220 1,173
5.88%, 11/01/2029 745 631
6.00%, 01/15/2030
(g)
1,185 1,005
6.75%, 05/01/2029
(g)
1,160 1,028
8.75%, 05/15/2030
(g)
1,346 1,379
Frontier Florida LLC
6.86%, 02/01/2028 740 712
Frontier North Inc
6.73%, 02/15/2028 100 96
GoTo Group Inc
5.50%, 09/01/2027
(g)
349 144
Hughes Satellite Systems Corp
5.25%, 08/01/2026 681 577
6.63%, 08/01/2026 1,475 1,009
Iliad Holding SASU
6.50%, 10/15/2026
(g)
1,332 1,306
7.00%, 10/15/2028
(g)
5,685 5,640
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(g)
3,556 3,359
Level 3 Financing Inc
3.40%, 03/01/2027
(g)
959 825
3.63%, 01/15/2029
(g)
7,118 2,099
3.75%, 07/15/2029
(g)
4,465 1,273
3.88%, 11/15/2029
(g)
755 547
4.25%, 07/01/2028
(g)
4,359 1,461
4.63%, 09/15/2027
(g)
922 479
10.50%, 05/15/2030
(g)
1,140 1,134
Lumen Technologies Inc
4.00%, 02/15/2027
(g)
1,439 750
4.50%, 01/15/2029
(g)
1,000 235
7.60%, 09/15/2039 667 172
7.65%, 03/15/2042 580 169
Rogers Communications Inc
5.25%, 03/15/2082
(g),(h),(k)
1,573 1,498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Telecom Italia Capital SA
6.00%, 09/30/2034 1,114 1,044
6.38%, 11/15/2033 1,421 1,377
7.20%, 07/18/2036 837 840
7.72%, 06/04/2038 1,090 1,125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
$ 364 $ 215
5.63%, 12/06/2026
(g)
700 423
6.50%, 10/15/2027
(g)
432 194
Viasat Inc
5.63%, 09/15/2025
(g)
14,450 13,962
5.63%, 04/15/2027
(g)
2,162 2,030
6.50%, 07/15/2028
(g)
966 746
7.50%, 05/30/2031
(g)
1,115 826
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
14 12
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
1,295 1,133
4.75%, 07/15/2031
(g)
12,270 10,996
Vodafone Group PLC
3.25%, 06/04/2081
(k)
13 12
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(k)
642 557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(k)
1,550 1,170
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(k)
3,635 3,756
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
1,760 1,543
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g),(h)
1,225 932
6.13%, 03/01/2028
(g)
1,435 956
$ 98,820
Transportation - 0 .29%
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
645 589
Danaos Corp
8.50%, 03/01/2028
(g)
1,490 1,520
First Student Bidco Inc / First Transit Parent Inc
4.00%, 07/31/2029
(g)
310 273
GN Bondco LLC
9.50%, 10/15/2031
(g)
2,255 2,224
Rand Parent LLC
8.50%, 02/15/2030
(g),(h)
587 581
RXO Inc
7.50%, 11/15/2027
(g)
300 309
Seaspan Corp
5.50%, 08/01/2029
(g)
1,222 1,040
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
1,125 1,118
XPO CNW Inc
6.70%, 05/01/2034 738 756
XPO Inc
7.13%, 02/01/2032
(g)
1,340 1,366
$ 9,776
Trucking & Leasing - 0 .09%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(k)
400 398
CME Term Secured Overnight Financing
Rate 3 Month + 4.56%
Fortress Transportation and Infrastructure Investors
LLC
5.50%, 05/01/2028
(g)
1,165 1,129
6.50%, 10/01/2025
(g)
856 855
9.75%, 08/01/2027
(g)
416 431
NAC Aviation 29 DAC
4.75%, 06/30/2026 197 185
$ 2,998

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .02%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026
(g)
$ 519 $ 520
TOTAL BONDS $ 2,996,919
SENIOR FLOATING RATE INTERESTS
- 8 .03%
Principal
Amount (000's) Value (000's)
Advertising - 0 .34%
Clear Channel Outdoor Holdings Inc
9.13%, 08/07/2026
(n)
$ 11,786 $ 11,645
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Automobile Parts & Equipment - 0 .50%
First Brands Group LLC
10.88%, 03/30/2027
(n)
7,725 7,709
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
14.38%, 03/30/2028
(n)
5,625 5,456
CME Term Secured Overnight Financing
Rate 6 Month + 8.50%
Realtruck Group Inc
8.97%, 01/20/2028
(n)
3,810 3,746
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 16,911
Building Materials - 0 .16%
CP Iris Holdco I Inc
12.46%, 09/15/2029
(n)
5,920 5,365
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Chemicals - 0 .41%
Aruba Investments Holdings LLC
9.46%, 11/24/2027
(n)
2,844 2,803
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
13.21%, 10/27/2028
(n)
7,275 6,833
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
SCIH Salt Holdings Inc
9.47%, 03/16/2027
(n)
4,221 4,207
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 13,843
Commercial Services - 0 .55%
KUEHG Corp
10.35%, 06/12/2030
(n)
7,795 7,792
3 Month USD LIBOR + 5.00%
Learning Care Group US No 2 Inc
10.10%, 08/11/2028
(n)
7,067 7,064
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
RLG Holdings LLC
12.97%, 07/06/2029
(n)
4,310 3,898
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
$ 18,754
Consumer Products - 0 .20%
Kronos Acquisition Holdings Inc
9.36%, 12/22/2026
(n)
3,721 3,718
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
VC GB Holdings I Corp
12.36%, 06/29/2029
(n)
3,147 3,050
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
$ 6,768
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0 .15%
Infinite Bidco LLC
12.64%, 02/24/2029
(n)
$ 5,910 $ 4,935
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Entertainment - 0 .14%
NAI Entertainment Holdings LLC
8.45%, 05/08/2025
(n)
4,655 4,627
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Food - 0 .04%
Quirch Foods Holdings LLC
10.39%, 10/26/2027
(n)
1,506 1,501
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Healthcare - Services - 0 .51%
Aveanna Healthcare LLC
12.54%, 12/10/2029
(n)
9,190 7,168
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Eyecare Partners LLC
9.98%, 11/15/2028
(n)
2,198 1,157
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
12.39%, 11/15/2029
(n)
5,540 1,683
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
12.39%, 11/15/2029
(n)
1,975 600
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Medical Solutions Holdings Inc
12.46%, 10/05/2029
(n)
5,510 4,470
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
National Mentor Holdings Inc
12.70%, 03/02/2029
(n)
2,600 1,925
CME Term Secured Overnight Financing
Rate 3 Month + 7.25%
Sound Inpatient Physicians Holdings LLC
12.39%, 06/26/2026
(n)
4,875 249
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
$ 17,252
Insurance - 0 .93%
Asurion LLC
10.70%, 01/20/2029
(n)
5,138 4,864
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.70%, 01/20/2029
(n)
12,025 11,382
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.72%, 01/31/2028
(n)
15,800 15,112
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 31,358
Internet - 0 .67%
Arches Buyer Inc
0.00%, 12/06/2027
(n),(o)
3,670 3,580
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
MH Sub I LLC
9.61%, 04/24/2028
(n)
180 176
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
11.61%, 02/12/2029
(n)
10,480 10,017
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Ten-X LLC
11.20%, 05/26/2028
(n)
$ 9,088 $ 8,733
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 22,506
Investment Companies - 0 .62%
Nexus Buyer LLC
11.71%, 11/05/2029
(n)
1,560 1,534
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
11.71%, 11/05/2029
(n)
19,585 19,254
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
$ 20,788
Machinery - Diversified - 0 .56%
Engineered Machinery Holdings Inc
11.61%, 05/21/2029
(n)
17,631 17,234
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
12.11%, 05/04/2029
(n)
1,610 1,538
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
$ 18,772
Mining - 0 .11%
Arctic Canadian Diamond Co Ltd
10.00%, 12/31/2027
(e),(n)
3,592 3,592
1 Month USD LIBOR + 5.00%
Pharmaceuticals - 0 .19%
Packaging Coordinators Midco Inc
9.11%, 11/30/2027
(n)
6,437 6,409
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Semiconductors - 0 .12%
Altar Bidco Inc
10.81%, 02/01/2030
(n)
4,227 4,190
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1 .61%
Applied Systems Inc
12.10%, 09/19/2027
(n)
14,341 14,370
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Ascend Learning LLC
11.21%, 12/10/2029
(n)
1,050 968
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AthenaHealth Group Inc
8.61%, 02/15/2029
(n)
1,646 1,621
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cloudera Inc
11.29%, 10/08/2029
(n)
1,790 1,728
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(n)
3,294 29
1 Month USD LIBOR + 4.50%
Mitchell International Inc
12.15%, 10/15/2029
(n)
5,150 5,127
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Skopima Consilio Parent LLC
12.97%, 05/14/2029
(n)
4,920 4,699
1 Month USD LIBOR + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
UKG Inc
8.68%, 05/04/2026
(n)
$ 3,731 $ 3,730
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
10.68%, 05/03/2027
(n)
6,020 6,015
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
10.68%, 05/03/2027
(n)
16,125 16,112
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 54,399
Telecommunications - 0 .04%
Xplornet Communications Inc
12.61%, 10/01/2029
(n)
6,100 1,305
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Transportation - 0 .18%
ASP LS Acquisition Corp
13.40%, 04/30/2029
(n)
7,320 5,978
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 270,898
Total Investments $ 3,492,166
Other Assets and Liabilities -  (3.49)% (117,768)
TOTAL NET ASSETS - 100.00% $ 3,374,398
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $143,371 or
4.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,558,185 or 75.81% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $136,770 or 4.05% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security purchased on a when-issued basis.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after January 31, 2024, at which time the interest rate will be determined.

Schedule of Investments
High Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Consumer, Cyclical 19 .73%
Financial 16 .11%
Consumer, Non-cyclical 14 .58%
Industrial 11 .88%
Communications 11 .87%
Energy 9 .91%
Technology 7 .37%
Money Market Funds 6 .29%
Basic Materials 4 .49%
Utilities 1 .19%
Diversified 0 .07%
Other Assets and Liabilities
( 3 .49 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 130,197 $ 641,342 $ 594,196 $ 177,343
$ 130,197 $ 641,342 $ 594,196 $ 177,343
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 618 $ — $ — $ —
$ 618 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 1,469 0.05%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 4,577 — 0.00%
Specialty Steel   15.42%, 11/15/2026 06/04/2021 8,680 8,680 0.26%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,068 0.12%
Total $ 14,217 0.43%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; March 2024 Long 28 $ 3,426 $ 8
US Ultra Bond; March 2024 Long 11 1,421 2
Total $ 10
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 03/18/2024 $ 9,048 EUR 8,200 $ 170 $ —
Total $ 170 $ —
Amounts in thousands.

Schedule of Investments
High Yield Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .69 % Shares Held Value (000's)
Money Market Funds - 3 .69%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
6,706,203 $ 6,707
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b),(c)
86,320,435 86,320
$ 93,027
TOTAL INVESTMENT COMPANIES $ 93,027
COMMON STOCKS - 0 .08 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ 26
Oil & Gas - 0 .04%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Retail - 0 .04%
Claire's Holdings LLC
(d)
4,036 942
TOTAL COMMON STOCKS $ 2,055
BONDS - 89 .63%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .30%
Bombardier Inc
7.13%, 06/15/2026
(f),(g)
$ 12,940 $ 13,048
7.50%, 02/01/2029
(f),(g)
2,415 2,462
8.75%, 11/15/2030
(g)
1,900 1,994
TransDigm Inc
4.88%, 05/01/2029 2,980 2,785
6.25%, 03/15/2026
(g)
9,835 9,768
6.88%, 12/15/2030
(g)
5,260 5,383
7.50%, 03/15/2027 3,875 3,885
Triumph Group Inc
7.75%, 08/15/2025 14,885 14,894
9.00%, 03/15/2028
(g)
3,605 3,804
$ 58,023
Airlines - 0 .69%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,712 2,419
American Airlines Inc
8.50%, 05/15/2029
(g)
1,295 1,373
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
1,525 1,498
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
9,815 9,235
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 2,993 2,830
$ 17,355
Automobile Manufacturers - 1 .10%
Ford Motor Co
3.25%, 02/12/2032 12,349 10,223
9.63%, 04/22/2030 1,225 1,437
Ford Motor Credit Co LLC
2.70%, 08/10/2026 3,455 3,211
4.39%, 01/08/2026 2,720 2,651
4.54%, 08/01/2026 9,495 9,227
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(g)
1,079 1,089
$ 27,838
Automobile Parts & Equipment - 1 .50%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 1,609 1,580
6.88%, 07/01/2028
(f)
9,835 9,543
Dana Inc
4.25%, 09/01/2030
(f)
6,930 6,059
4.50%, 02/15/2032 1,810 1,556
5.38%, 11/15/2027 6,615 6,456
5.63%, 06/15/2028 3,465 3,354
Tenneco Inc
8.00%, 11/17/2028
(g)
7,740 6,743
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
ZF North America Capital Inc
6.88%, 04/14/2028
(g)
$ 2,550 $ 2,627
$ 37,918
Banks - 1 .29%
Barclays PLC
5.09%, 06/20/2030
(h)
5,330 5,129
3 Month USD LIBOR + 3.05%
8.00%, 03/15/2029
(h),(i),(j)
5,535 5,354
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),(i)
11,640 11,340
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
UBS Group AG
9.25%, 11/13/2028
(g),(h),(i),(j)
10,000 10,697
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 32,520
Building Materials - 1 .79%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(f),(g)
11,220 11,522
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
3,610 3,228
5.00%, 03/01/2030
(g)
4,065 3,902
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
4,955 4,509
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
22,610 22,100
$ 45,261
Chemicals - 2 .86%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
9,180 7,505
6.50%, 05/15/2026
(g)
8,390 7,676
Element Solutions Inc
3.88%, 09/01/2028
(g)
11,343 10,362
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(k),(l)
3,576 2,968
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
600 548
6.25%, 10/01/2029
(f),(g)
18,680 17,099
7.13%, 10/01/2027
(g)
1,945 1,952
9.75%, 11/15/2028
(g)
7,685 8,130
Tronox Inc
4.63%, 03/15/2029
(g)
9,985 8,816
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
8,580 7,121
$ 72,177
Commercial Services - 3 .03%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
5,865 5,412
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
2,300 2,259
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
8,965 8,955
Garda World Security Corp
6.00%, 06/01/2029
(g)
6,730 5,910
9.50%, 11/01/2027
(f),(g)
6,486 6,525
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
10,260 10,168
United Rentals North America Inc
3.88%, 02/15/2031 5,775 5,209
4.88%, 01/15/2028 2,815 2,747
5.25%, 01/15/2030
(f)
1,775 1,744
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
11,695 11,243

Schedule of Investments
High Yield Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
$ 2,180 $ 2,064
6.13%, 06/15/2025
(g)
3,890 3,880
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
11,631 10,360
$ 76,476
Computers - 2 .61%
McAfee Corp
7.38%, 02/15/2030
(g)
8,140 7,377
NCR Atleos Corp
9.50%, 04/01/2029
(g)
7,710 8,270
NCR Voyix Corp
5.13%, 04/15/2029
(g)
15,640 14,633
Seagate HDD Cayman
5.75%, 12/01/2034 5,870 5,689
8.50%, 07/15/2031
(g)
2,380 2,585
9.63%, 12/01/2032 7,945 9,128
Virtusa Corp
7.13%, 12/15/2028
(g)
9,857 8,644
Western Digital Corp
4.75%, 02/15/2026 9,815 9,547
$ 65,873
Consumer Products - 0 .90%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
8,175 7,412
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
8,499 8,215
7.00%, 12/31/2027
(g)
7,326 7,153
$ 22,780
Distribution & Wholesale - 0 .53%
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
6,805 6,179
Verde Purchaser LLC
10.50%, 11/30/2030
(g)
6,845 7,068
$ 13,247
Diversified Financial Services - 3 .21%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
11,870 11,790
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Credit Acceptance Corp
6.63%, 03/15/2026
(f)
4,620 4,619
9.25%, 12/15/2028
(g)
8,510 8,935
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(k),(l)
12,628 12,170
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(g)
4,945 5,131
8.38%, 05/01/2028
(g)
11,370 11,944
OneMain Finance Corp
3.50%, 01/15/2027 3,966 3,629
4.00%, 09/15/2030 6,460 5,471
6.63%, 01/15/2028 2,475 2,466
6.88%, 03/15/2025
(f)
11,790 11,834
SLM Corp
3.13%, 11/02/2026 3,300 3,090
$ 81,079
Electric - 2 .52%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
20,670 17,917
Elwood Energy LLC
8.16%, 07/05/2026 1,150 986
NextEra Energy Operating Partners LP
7.25%, 01/15/2029
(g)
6,770 6,973
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NRG Energy Inc
3.63%, 02/15/2031
(g)
$ 8,300 $ 7,119
3.88%, 02/15/2032
(g)
2,281 1,956
10.25%, 03/15/2028
(g),(h),(i)
3,685 3,884
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
6,210 5,788
Vistra Corp
7.00%, 12/15/2026
(g),(h),(i)
8,619 8,360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
11,405 10,472
$ 63,455
Electrical Components & Equipment - 0 .25%
WESCO Distribution Inc
7.25%, 06/15/2028
(g)
6,165 6,333
Electronics - 1 .03%
Imola Merger Corp
4.75%, 05/15/2029
(g)
13,133 12,229
Sensata Technologies BV
4.00%, 04/15/2029
(g)
5,885 5,388
5.00%, 10/01/2025
(g)
1,905 1,896
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
6,126 5,318
4.38%, 02/15/2030
(g)
1,365 1,258
$ 26,089
Engineering & Construction - 0 .49%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
13,742 12,414
Entertainment - 4 .56%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(g)
9,120 9,362
Boyne USA Inc
4.75%, 05/15/2029
(g)
13,360 12,238
Caesars Entertainment Inc
4.63%, 10/15/2029
(f),(g)
2,680 2,450
6.25%, 07/01/2025
(g)
2,870 2,880
6.50%, 02/15/2032
(g),(m)
685 693
8.13%, 07/01/2027
(g)
11,770 12,079
CCM Merger Inc
6.38%, 05/01/2026
(g)
10,835 10,700
Churchill Downs Inc
5.75%, 04/01/2030
(g)
14,690 14,212
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
14,295 13,187
International Game Technology PLC
5.25%, 01/15/2029
(f),(g)
13,510 13,184
Light & Wonder International Inc
7.50%, 09/01/2031
(g)
8,735 9,089
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
11,950 9,086
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(g)
5,685 5,862
$ 115,022
Environmental Control - 0 .40%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
10,855 9,975
Food - 3 .46%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
5,255 4,748
4.63%, 01/15/2027
(g)
8,625 8,367

Schedule of Investments
High Yield Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
B&G Foods Inc
5.25%, 04/01/2025 $ 2,580 $ 2,535
8.00%, 09/15/2028
(f),(g)
9,490 9,892
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
6,445 6,032
7.63%, 07/01/2029
(g)
5,830 5,903
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g),(m)
3,000 3,006
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.63%, 01/15/2032 13,470 11,466
Pilgrim's Pride Corp
3.50%, 03/01/2032 6,385 5,388
4.25%, 04/15/2031 13,680 12,319
Post Holdings Inc
4.50%, 09/15/2031
(g)
145 130
4.63%, 04/15/2030
(g)
19,034 17,505
$ 87,291
Forest Products & Paper - 0 .51%
Mercer International Inc
5.13%, 02/01/2029 7,980 6,851
12.88%, 10/01/2028
(g)
1,155 1,239
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
4,886 4,854
$ 12,944
Healthcare - Services - 4 .39%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
20,058 19,130
Centene Corp
2.50%, 03/01/2031 16,540 13,749
3.00%, 10/15/2030 1,820 1,574
3.38%, 02/15/2030 16,070 14,392
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
12,826 11,589
HCA Inc
3.50%, 09/01/2030 13,100 11,886
Molina Healthcare Inc
3.88%, 05/15/2032
(g)
2,950 2,525
4.38%, 06/15/2028
(g)
7,065 6,623
Tenet Healthcare Corp
6.13%, 06/15/2030 23,265 23,256
6.75%, 05/15/2031
(g)
5,870 6,004
$ 110,728
Home Builders - 1 .73%
Adams Homes Inc
9.25%, 10/15/2028
(g)
6,955 7,126
Century Communities Inc
3.88%, 08/15/2029
(g)
8,570 7,711
Dream Finders Homes Inc
8.25%, 08/15/2028
(g)
7,035 7,397
Forestar Group Inc
3.85%, 05/15/2026
(g)
4,390 4,170
5.00%, 03/01/2028
(g)
10,170 9,596
M/I Homes Inc
3.95%, 02/15/2030 8,655 7,681
$ 43,681
Insurance - 0 .26%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
6,670 5,981
6.00%, 08/01/2029
(g)
545 500
$ 6,481
Investment Companies - 1 .04%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
13,193 12,563
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 16,291 13,614
$ 26,177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0 .67%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f),(g)
$ 9,175 $ 8,602
TMS International Corp/DE
6.25%, 04/15/2029
(g)
9,745 8,381
$ 16,983
Leisure Products & Services - 2 .93%
Carnival Corp
4.00%, 08/01/2028
(g)
2,015 1,864
5.75%, 03/01/2027
(g)
5,125 5,049
6.00%, 05/01/2029
(g)
6,395 6,194
7.00%, 08/15/2029
(g)
2,125 2,210
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
9,362 10,242
Life Time Inc
5.75%, 01/15/2026
(g)
12,170 12,032
NCL Corp Ltd
5.88%, 02/15/2027
(g)
6,700 6,601
NCL Finance Ltd
6.13%, 03/15/2028
(g)
9,620 9,200
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
12,120 11,926
7.25%, 01/15/2030
(g)
1,230 1,282
8.25%, 01/15/2029
(g)
6,975 7,399
$ 73,999
Lodging - 1 .14%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
6.63%, 01/15/2032
(g)
8,785 8,804
Sands China Ltd
3.75%, 08/08/2031 7,955 6,608
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
14,355 13,360
$ 28,772
Machinery - Diversified - 0 .75%
Husky Injection Molding Systems Ltd / Titan Co-
Borrower LLC
9.00%, 02/15/2029
(g),(m)
1,460 1,460
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
16,665 17,415
$ 18,875
Media - 7 .09%
Altice Financing SA
5.00%, 01/15/2028
(g)
4,290 3,855
AMC Networks Inc
4.75%, 08/01/2025 11,810 11,379
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
8,650 7,523
4.75%, 03/01/2030
(g)
20,950 18,616
4.75%, 02/01/2032
(g)
2,400 2,059
5.38%, 06/01/2029
(g)
9,270 8,619
CSC Holdings LLC
4.50%, 11/15/2031
(g)
11,060 7,936
6.50%, 02/01/2029
(g)
12,110 10,294
11.25%, 05/15/2028
(g)
1,600 1,621
Directv Financing LLC
8.88%, 02/01/2030
(g)
1,860 1,897
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
2,090 1,987
DISH DBS Corp
5.13%, 06/01/2029 2,385 914
5.25%, 12/01/2026
(g)
5,570 4,386
7.38%, 07/01/2028 6,100 2,684
DISH Network Corp
11.75%, 11/15/2027
(g)
17,455 18,218
Gray Television Inc
5.38%, 11/15/2031
(g)
10,870 8,508

Schedule of Investments
High Yield Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
$ 7,345 $ 6,464
6.75%, 10/15/2027
(g)
8,622 8,305
Scripps Escrow II Inc
5.38%, 01/15/2031
(f),(g)
13,090 9,945
Sirius XM Radio Inc
3.88%, 09/01/2031
(g)
940 784
4.00%, 07/15/2028
(g)
11,265 10,230
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
15,110 14,450
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
4,540 4,274
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
9,295 9,119
Ziggo BV
4.88%, 01/15/2030
(g)
5,305 4,743
$ 178,810
Mining - 2 .36%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(g)
10,457 11
First Quantum Minerals Ltd
6.88%, 10/15/2027
(g)
4,790 4,337
7.50%, 04/01/2025
(g)
1,760 1,738
8.63%, 06/01/2031
(g)
3,090 2,866
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
4,270 4,138
6.13%, 04/01/2029
(g)
9,010 8,895
IAMGOLD Corp
5.75%, 10/15/2028
(g)
8,078 7,109
New Gold Inc
7.50%, 07/15/2027
(g)
11,070 11,015
Novelis Corp
4.75%, 01/30/2030
(g)
2,120 1,966
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
17,810 17,498
$ 59,573
Oil & Gas - 5 .66%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
17,498 17,346
Antero Resources Corp
8.38%, 07/15/2026
(g)
2,641 2,741
Apache Corp
5.10%, 09/01/2040 2,420 2,076
5.25%, 02/01/2042 4,865 4,070
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
12,000 11,993
Civitas Resources Inc
8.63%, 11/01/2030
(g)
11,740 12,521
Comstock Resources Inc
5.88%, 01/15/2030
(g)
6,135 5,316
6.75%, 03/01/2029
(g)
6,780 6,226
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(g)
7,625 7,530
Diamond Foreign Asset Co / Diamond Finance LLC
8.50%, 10/01/2030
(g)
6,550 6,733
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
8,135 7,853
6.00%, 02/01/2031
(g)
4,595 4,411
MEG Energy Corp
7.13%, 02/01/2027
(g)
11,200 11,338
Occidental Petroleum Corp
6.63%, 09/01/2030 7,720 8,213
Permian Resources Operating LLC
7.00%, 01/15/2032
(g)
12,265 12,662
Southwestern Energy Co
4.75%, 02/01/2032 10,080 9,337
5.38%, 03/15/2030 2,355 2,276
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Talos Production Inc
9.00%, 02/01/2029
(g),(m)
$ 1,745 $ 1,768
9.38%, 02/01/2031
(g),(m)
2,800 2,863
Transocean Aquila Ltd
8.00%, 09/30/2028
(g)
2,630 2,692
Vital Energy Inc
9.75%, 10/15/2030 2,675 2,842
$ 142,807
Oil & Gas Services - 1 .32%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
18,721 18,512
Enerflex Ltd
9.00%, 10/15/2027
(g)
11,379 11,439
Kodiak Gas Services LLC
7.25%, 02/15/2029
(g),(m)
3,200 3,238
$ 33,189
Packaging & Containers - 2 .95%
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
3,895 3,498
5.25%, 08/15/2027
(g)
4,725 3,532
5.25%, 08/15/2027
(g)
3,480 2,601
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
8,755 8,367
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
8,662 8,471
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
1,910 1,901
8.75%, 04/15/2030
(g)
8,130 7,723
Crown Cork & Seal Co Inc
7.38%, 12/15/2026
(f)
13,099 13,721
LABL Inc
5.88%, 11/01/2028
(g)
6,462 5,786
8.25%, 11/01/2029
(g)
3,985 3,258
9.50%, 11/01/2028
(g)
5,400 5,386
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(g)
6,360 6,426
9.25%, 04/15/2027
(g)
3,925 3,789
$ 74,459
Pharmaceuticals - 2 .94%
180 Medical Inc
3.88%, 10/15/2029
(g)
13,280 11,870
AdaptHealth LLC
5.13%, 03/01/2030
(g)
14,716 11,507
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
2,185 2,008
6.13%, 02/01/2027
(g)
18,610 11,776
BellRing Brands Inc
7.00%, 03/15/2030
(g)
11,420 11,692
Jazz Securities DAC
4.38%, 01/15/2029
(g)
19,360 17,857
Prestige Brands Inc
3.75%, 04/01/2031
(g)
8,480 7,354
$ 74,064
Pipelines - 5 .77%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
5,820 5,588
5.75%, 03/01/2027
(g)
12,230 12,139
Buckeye Partners LP
3.95%, 12/01/2026 4,505 4,274
4.13%, 12/01/2027 9,680 9,126
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
13,566 11,822
DT Midstream Inc
4.13%, 06/15/2029
(g)
12,564 11,543

Schedule of Investments
High Yield Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Genesis Energy LP / Genesis Energy Finance Corp
8.25%, 01/15/2029 $ 7,735 $ 7,952
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
11,595 11,712
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
20,245 18,622
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
7,765 7,627
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(g),(m)
2,735 2,749
8.38%, 02/15/2032
(g),(m)
7,225 7,278
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(f),(g)
15,305 12,962
Venture Global LNG Inc
8.38%, 06/01/2031
(g)
9,395 9,488
9.50%, 02/01/2029
(g)
11,910 12,649
$ 145,531
REITs - 2 .93%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
9,195 8,545
3.75%, 09/15/2030
(f),(g)
4,395 3,631
8.00%, 06/15/2027
(g)
2,085 2,159
Iron Mountain Inc
4.50%, 02/15/2031
(g)
13,900 12,463
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
21,583 19,319
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 9,845 6,035
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
735 674
5.88%, 10/01/2028
(g)
3,865 3,759
7.50%, 06/01/2025
(g)
4,180 4,191
XHR LP
4.88%, 06/01/2029
(g)
14,253 13,146
$ 73,922
Retail - 5 .31%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
2,515 2,554
Academy Ltd
6.00%, 11/15/2027
(g)
11,250 11,115
Bath & Body Works Inc
5.25%, 02/01/2028
(f)
11,165 10,928
6.63%, 10/01/2030
(g)
3,730 3,779
6.75%, 07/01/2036 1,100 1,084
6.95%, 03/01/2033 2,500 2,460
9.38%, 07/01/2025
(g)
432 450
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(g)
CAD 8,370 5,934
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
$ 16,625 15,213
6.75%, 01/15/2030
(g)
6,635 5,965
Gap Inc/The
3.63%, 10/01/2029
(g)
15,715 13,459
IRB Holding Corp
7.00%, 06/15/2025
(g)
4,915 4,885
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
11,835 11,409
Park River Holdings Inc
5.63%, 02/01/2029
(g)
12,600 10,282
Patrick Industries Inc
4.75%, 05/01/2029
(g)
7,000 6,449
7.50%, 10/15/2027
(g)
2,725 2,739
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
$ 11,270 $ 10,528
7.75%, 02/15/2029
(g)
2,500 2,417
Yum! Brands Inc
3.63%, 03/15/2031
(f)
13,890 12,258
$ 133,908
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0 .37%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
8,550 9,242
Software - 1 .29%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
6,205 5,794
Open Text Corp
3.88%, 02/15/2028
(g)
11,250 10,449
3.88%, 12/01/2029
(g)
18,070 16,297
$ 32,540
Telecommunications - 1 .94%
Altice France Holding SA
10.50%, 05/15/2027
(g)
7,205 4,140
Altice France SA/France
5.50%, 01/15/2028
(g)
3,595 2,807
8.13%, 02/01/2027
(g)
6,375 5,698
Iliad Holding SASU
6.50%, 10/15/2026
(g)
3,000 2,941
Level 3 Financing Inc
10.50%, 05/15/2030
(g)
11,425 11,368
Telecom Italia Capital SA
6.38%, 11/15/2033 580 562
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
9,455 9,401
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
13,660 11,902
$ 48,819
Textiles - 0 .44%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(g)
7,500 4,982
Linx Capital Ltd
15.20%, PIK 15.20%; 04/01/2025
(g),(k),(l)
EUR 6,912 5,976
$ 10,958
Transportation - 1 .32%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
$ 18,905 95
GN Bondco LLC
9.50%, 10/15/2031
(g)
490 483
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
8,625 8,582
SFL Corp Ltd
7.25%, 05/12/2026
(g)
1,800 1,774
8.88%, 02/01/2027 7,900 8,097
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
14,452 14,363
$ 33,394
TOTAL BONDS $ 2,260,982

Schedule of Investments
High Yield Fund
January 31, 2024 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 7 .10%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .07%
TransDigm Inc
8.60%, 02/14/2031
(n)
$ 1,895 $ 1,896
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Airlines - 1 .01%
AAdvantage Loyalty IP Ltd
10.33%, 04/20/2028
(n)
13,666 13,984
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Mileage Plus Holdings LLC
10.77%, 06/21/2027
(n)
4,506 4,639
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
United Airlines Inc
9.20%, 04/21/2028
(n)
6,922 6,923
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 25,546
Automobile Parts & Equipment - 0 .14%
Tenneco Inc
10.47%, 11/17/2028
(n)
3,800 3,434
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Chemicals - 0 .59%
Aruba Investments Holdings LLC
13.18%, 11/24/2028
(n)
16,000 15,028
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Commercial Services - 0 .67%
GTCR W Merger Sub LLC
0.00%, 09/20/2030
(n),(o)
7,515 7,507
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
WestJet Loyalty LP
0.00%, 01/31/2031
(n),(o)
9,410 9,316
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 16,823
Diversified Financial Services - 0 .19%
Russell Investments US Institutional Holdco Inc
8.36%, 05/30/2025
(n)
5,187 4,860
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Food - 0 .09%
Fiesta Purchaser Inc
0.00%, 01/31/2031
(n),(o)
2,190 2,182
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Forest Products & Paper - 0 .30%
Spectrum Group Buyer Inc
11.81%, 05/19/2028
(n)
9,179 7,680
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Healthcare - Products - 0 .94%
Medline Borrower LP
8.45%, 10/23/2028
(n)
23,674 23,622
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0 .48%
Star Parent Inc
9.35%, 09/27/2030
(n)
$ 12,335 $ 12,035
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Insurance - 0 .23%
Acrisure LLC
9.15%, 02/15/2027
(n)
5,968 5,934
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Iron & Steel - 0 .28%
TMS International Corp/DE
9.59%, 03/02/2030
(n)
6,972 6,977
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Lodging - 0 .16%
Fertitta Entertainment LLC/NV
9.33%, 01/13/2029
(n)
3,960 3,947
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .52%
Directv Financing LLC
10.83%, 08/02/2029
(n)
13,258 13,241
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Mining - 0 .41%
Arsenal AIC Parent LLC
9.83%, 08/18/2030
(n)
10,379 10,366
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Packaging & Containers - 0 .32%
Mauser Packaging Solutions Holding Co
9.35%, 08/15/2026
(n)
3,007 3,010
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Valcour Packaging LLC
9.21%, 09/30/2028
(n)
2,858 2,305
1 Month USD LIBOR + 3.75%
12.46%, 09/30/2029
(n)
7,063 2,684
6 Month USD LIBOR + 7.00%
$ 7,999
Retail - 0 .45%
Foundation Building Materials Inc
0.00%, 01/24/2031
(n),(o)
4,040 4,017
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IRB Holding Corp
7.61%, 12/15/2027
(n)
7,276 7,256
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 11,273
Software - 0 .25%
Cloud Software Group Inc
9.95%, 03/30/2029
(n)
6,384 6,260
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 179,103
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .20%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1 .20%
4.63%, 09/15/2026 $ 30,000 $ 30,410
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 30,410
Total Investments $ 2,565,577
Other Assets and Liabilities -  (1.70)% (42,894)
TOTAL NET ASSETS - 100.00% $ 2,522,683

Schedule of Investments
High Yield Fund
January 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $28,167 or
1.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $27,010 or 1.07% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,827,398 or 72.44% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $16,051 or 0.64% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after January 31, 2024, at which time the interest rate will be determined.
Portfolio Summary
Sector Percent
Consumer, Cyclical 21 .73%
Consumer, Non-cyclical 16 .90%
Energy 12 .79%
Industrial 11 .67%
Communications 9 .55%
Financial 9 .15%
Basic Materials 7 .98%
Technology 4 .52%
Money Market Funds 3 .69%
Utilities 2 .52%
Government 1 .20%
Other Assets and Liabilities
( 1 .70 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 32,956 $ 315,808 $ 262,444 $ 86,320
$ 32,956 $ 315,808 $ 262,444 $ 86,320
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 909 $ — $ — $ —
$ 909 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 02/26/2024 $ 26 GBP 21 $ — $ —
JPMorgan Chase 02/26/2024 $ 6,237 EUR 5,735 33 —
JPMorgan Chase 02/26/2024 $ 5,946 CAD 8,022 — (23)
Total $ 33 $ (23)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .71 % Shares Held Value (000's)
Money Market Funds - 0 .71%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
10,782,853 $ 10,783
TOTAL INVESTMENT COMPANIES $ 10,783
BONDS - 3 .06%
Principal
Amount (000's) Value (000's)
Banks - 0 .28%
Banco de Sabadell SA
4.00%, 01/15/2030
(c)
EUR 600 $ 656
EUR Swap Annual (VS 6 Month) 1 Year +
1.60%
Banque Federative du Credit Mutuel SA
3.75%, 02/03/2034 300 326
4.75%, 11/10/2031 200 229
BPCE SA
3.88%, 01/25/2036 300 328
Credit Agricole SA
3.75%, 01/22/2034 400 437
Goldman Sachs Group Inc/The
0.88%, 05/09/2029 281 264
HSBC Holdings PLC
4.86%, 05/23/2033
(c)
448 515
3 Month Euro Interbank Offered Rate +
1.94%
ING Groep NV
4.75%, 05/23/2034
(c)
200 231
3 Month Euro Interbank Offered Rate +
1.90%
JPMorgan Chase & Co
4.46%, 11/13/2031
(c)
600 682
3 Month Euro Interbank Offered Rate +
1.28%
UBS Group AG
7.75%, 03/01/2029
(c)
281 349
Euribor Swap Rate 1 Year + 4.95%
Wells Fargo & Co
0.63%, 03/25/2030 157 142
$ 4,159
Beverages - 0 .03%
JDE Peet's NV
4.50%, 01/23/2034 455 513
Commercial Mortgage Backed Securities - 0 .07%
BX Commercial Mortgage Trust 2024-XL4
8.14%, 02/15/2039
(d),(e)
$ 830 828
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
Commercial Mortgage Trust 2007-GG9
0.58%, 03/10/2039
(e),(f),(g)
82 —
Ginnie Mae
1.60%, 03/16/2047
(f),(g)
67 —
HONO 2021-LULU Mortgage Trust
6.60%, 10/15/2036
(e)
220 212
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
$ 1,040
Commercial Services - 0 .02%
Motability Operations Group PLC
3.88%, 01/24/2034 EUR 290 319
Electric - 0 .16%
Coentreprise de Transport d'Electricite SA
3.75%, 01/17/2036 300 327
Duke Energy Corp
3.85%, 06/15/2034 151 159
EDP Servicios Financieros Espana SA
3.50%, 07/16/2030 600 652
Electricite de France SA
4.25%, 01/25/2032 200 224
Elia Transmission Belgium SA
3.75%, 01/16/2036 400 438
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
EnBW International Finance BV
3.85%, 05/23/2030 EUR 65 $ 72
Iren SpA
3.88%, 07/22/2032 120 132
Terna - Rete Elettrica Nazionale
3.50%, 01/17/2031 400 435
$ 2,439
Food - 0 .04%
Nestle Finance International Ltd
3.25%, 01/23/2037 310 335
REWE International Finance BV
4.88%, 09/13/2030 200 228
$ 563
Gas - 0 .05%
National Grid North America Inc
4.67%, 09/12/2033 700 801
Healthcare - Products - 0 .05%
Sartorius Finance BV
4.88%, 09/14/2035 700 811
Home Equity Asset Backed Securities - 0 .00%
Option One Mortgage Loan Trust 2005-1
6.95%, 02/25/2035 $ 23 16
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
Mortgage Backed Securities - 0 .94%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(e),(g)
1,716 1,690
Chase Mortgage Finance Trust Series 2007-A2
5.16%, 06/25/2035
(g)
7 6
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(e),(g)
1,370 1,352
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(e),(g)
2,530 2,501
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(e),(g)
2,123 1,697
Fannie Mae REMIC Trust 2004-W5
5.91%, 02/25/2047 10 10
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Impac CMB Trust Series 2004-5
7.78%, 10/25/2034 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.44%
Impac CMB Trust Series 2004-6
6.43%, 10/25/2034 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
6.07%, 04/25/2035 25 22
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
Impac CMB Trust Series 2005-5
6.22%, 08/25/2035 5 5
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(e),(g)
927 876
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
5.87%, 04/25/2037 1,284 485
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(e),(g)
500 493
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(e),(g)
2,439 1,985
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(e),(g)
627 632

Schedule of Investments
Inflation Protection Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(e),(g)
$ 1,825 $ 1,831
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(e),(g)
644 653
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
6.19%, 01/25/2045 11 11
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 14,253
Oil & Gas - 0 .02%
BP Capital Markets PLC
2.82%, 04/07/2032 EUR 155 161
Eni SpA
3.88%, 01/15/2034 157 172
$ 333
Other Asset Backed Securities - 0 .68%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(e)
$ 2,091 1,940
Argent Securities Trust 2006-W3
5.69%, 04/25/2036 24 8
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%
Countrywide Asset-Backed Certificates
6.58%, 12/25/2032 7 6
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Long Beach Mortgage Loan Trust 2004-2
6.25%, 06/25/2034 17 17
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(e)
2,035 1,883
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(e)
1,275 1,220
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(e)
1,990 1,979
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(e)
3,320 3,290
$ 10,343
Retail - 0 .05%
McDonald's Corp
3.88%, 02/20/2031 EUR 600 672
Sovereign - 0 .64%
European Union
2.50%, 10/04/2052 1,175 1,095
3.00%, 03/04/2053 3,200 3,295
Mexican Bonos
8.50%, 03/01/2029 MXN 16,500 931
8.50%, 05/31/2029 33,000 1,869
United Kingdom Gilt
3.75%, 10/22/2053 GBP 2,235 2,503
$ 9,693
Telecommunications - 0 .03%
Telefonica Emisiones SA
4.06%, 01/24/2036 EUR 400 444
TOTAL BONDS $ 46,399
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99 .46%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 3 .35%
4.50%, 02/01/2054
(h)
$ 10,768 $ 10,410
4.50%, 03/01/2054
(h)
3,600 3,482
5.00%, 02/01/2054
(h)
17,120 16,896
5.50%, 02/01/2054
(h)
20,000 20,057
$ 50,845
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations - 96 .11%
0.13%, 04/15/2025 $ 31,543 $ 30,590
0.13%, 10/15/2025 42,383 41,040
0.13%, 04/15/2026 17,399 16,656
0.13%, 07/15/2026 45,323 43,492
0.13%, 10/15/2026 51,902 49,606
0.13%, 04/15/2027 50,308 47,571
0.13%, 01/15/2030 45,577 41,659
0.13%, 07/15/2030 52,754 48,071
0.13%, 01/15/2031 51,829 46,698
0.13%, 07/15/2031 55,150 49,431
0.13%, 01/15/2032 58,807 52,039
0.13%, 02/15/2051 20,993 12,866
0.13%, 02/15/2052 22,308 13,517
0.25%, 07/15/2029 43,376 40,374
0.25%, 02/15/2050 18,446 11,922
0.38%, 07/15/2025 50,234 48,997
0.38%, 01/15/2027 34,214 32,743
0.38%, 07/15/2027 48,069 45,951
0.50%, 01/15/2028 31,249 29,745
0.63%, 01/15/2026 41,274 40,085
0.63%, 07/15/2032 59,995 55,146
0.63%, 02/15/2043 18,237 14,289
0.75%, 07/15/2028 40,089 38,611
0.75%, 02/15/2042 24,828 20,210
0.75%, 02/15/2045 28,803 22,555
0.88%, 01/15/2029 37,980 36,535
0.88%, 02/15/2047 18,889 14,864
1.00%, 02/15/2046 16,945 13,861
1.00%, 02/15/2048 12,184 9,793
1.00%, 02/15/2049 13,758 11,021
1.13%, 01/15/2033
(i)
57,029 54,254
1.25%, 04/15/2028 40,364 39,518
1.38%, 07/15/2033
(i)
60,494 58,934
1.38%, 02/15/2044 28,553 25,580
1.50%, 02/15/2053 23,464 21,015
1.63%, 10/15/2027 45,048 44,940
1.75%, 01/15/2028 18,914 18,897
1.75%, 01/15/2034 22,290 22,370
2.00%, 01/15/2026 21,643 21,585
2.13%, 02/15/2040 10,962 11,266
2.13%, 02/15/2041 15,261 15,698
2.38%, 01/15/2027 21,560 21,852
2.38%, 10/15/2028 47,783 49,399
2.50%, 01/15/2029 17,267 17,942
3.38%, 04/15/2032 8,019 9,014
3.63%, 04/15/2028 19,639 21,096
3.88%, 04/15/2029 22,222 24,591
$ 1,457,889
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,508,734
TOTAL PURCHASED OPTIONS - 0.02% $ 293
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.03% $ 502
Total Investments $ 1,566,711
Other Assets and Liabilities -  (3.28)% (49,772)
TOTAL NET ASSETS - 100.00% $ 1,516,939
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Security purchased on a when-issued basis.

Schedule of Investments
Inflation Protection Fund
January 31, 2024 (unaudited)
See accompanying notes.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $25,062 or 1.65% of net assets.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $931 or 0.06% of net assets.
Portfolio Summary
Sector Percent
Government 96 .75%
Mortgage Securities 4 .36%
Money Market Funds 0 .71%
Asset Backed Securities 0 .68%
Financial 0 .28%
Utilities 0 .21%
Consumer, Non-cyclical 0 .14%
Consumer, Cyclical 0 .05%
Communications 0 .03%
Purchased Interest Rate Swaptions 0 .03%
Energy 0 .02%
Purchased Options 0 .02%
Other Assets and Liabilities
( 3 .28 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 1,697 $ 73,754 $ 64,668 $ 10,783
$ 1,697 $ 73,754 $ 64,668 $ 10,783
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 42 $ — $ — $ —
$ 42 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Month Secured Overnight
Financing Rate Future; March 2024
N/A 766 $ 1,915 $ 94 .94 03/18/2024 $ 182 $ 120 $ (62)
Put - 3 Month Secured Overnight
Financing Rate Future; December 2024
N/A 118 295 $ 95 .81 12/16/2024 92 80 (12)
Put - 3 Month Secured Overnight
Financing Rate Future; June 2024
N/A 276 690 $ 95 .25 05/13/2024 114 79 (35)
Put - US 10 Year Note Future; March
2024
N/A 899 899 $ 110 .75 02/05/2024 184 14 (170)
Total $ 572 $ 293 $ (279)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Month Secured Overnight
Financing Rate Future; March 2024
N/A 383 $ 958 $ 96 .50 03/18/2024 $ (171) $ (182) $ (11)
Put - 3 Month Secured Overnight
Financing Rate Future; December 2025
N/A 118 295 $ 96 .25 12/16/2024 (91) (71) 20
Put - 3 Month Secured Overnight
Financing Rate Future; June 2024
N/A 276 690 $ 94 .88 05/13/2024 (27) (12) 15
Put - 3 Month Secured Overnight
Financing Rate Future; June 2024
N/A 276 690 $ 95 .06 05/13/2024 (59) (33) 26
Put - US 10 Year Note Future; March
2024
N/A 899 899 $ 110 .00 02/05/2024 (55) — 55
Total $ (403) $ (298) $ 105
Amounts in thousands except contracts/shares.

Schedule of Investments
Inflation Protection Fund
January 31, 2024 (unaudited)
See accompanying notes.

Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay $ 15,239 4.24% 03/27/2024 $ 234 $ 459 $ 225
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro Interbank
Offered Rate
Receive EUR 11,542 2.83% 03/13/2024 122 32 (90)
Put - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive $ 15,239 4.24% 03/27/2024 235 11 (224)
Total $ 591 $ 502 $ (89)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive $ 15,239 3.96% 03/15/2024 $ (215) $ (278) $ (63)
Call - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 38,096 3.75% 06/13/2024 (606) (739) (133)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 10,581 3.90% 11/15/2024 (235) (330) (95)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro Interbank
Offered Rate
Pay EUR 11,542 3.23% 03/13/2024 (38) (4) 34
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay $ 15,239 3.96% 03/15/2024 (215) (27) 188
Put - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 38,096 3.75% 06/13/2024 (585) (276) 309
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 10,581 3.90% 11/15/2024 (235) (95) 140
Total $ (2,129) $ (1,749) $ 380
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; March 2024 Long 20 $ 1,524 $ 37
Canada 10 Year Bond; March 2024 Short 60 5,430 (154)
Euribor; March 2024 Long 58 15,083 11
Euro Bond 10 Year Bond; March 2024 Short 40 5,873 (39)
Euro Buxl 30 Year Bond; March 2024 Short 51 7,582 (148)
Euro-Bobl 5 Year; March 2024 Short 26 3,331 (12)
UK 10 Year Gilt; March 2024 Short 15 1,900 8
US 10 Year Note; March 2024 Short 139 15,614 (79)
US 10 Year Ultra Note; March 2024 Long 23 2,688 21
US 2 Year Note; March 2024 Short 185 38,046 (59)
US 5 Year Note; March 2024 Short 16 1,734 (13)
US Long Bond; March 2024 Short 39 4,771 (149)
US Ultra Bond; March 2024 Short 5 646 (35)
Total $ (611)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 02/02/2024 AUD 44 $ 29 $ — $ —
ANZ Stockbroking 03/04/2024 $ 29 AUD 44 — —
Bank of America NA 02/02/2024 $ 1,378 EUR 1,257 20 —
Bank of New York Mellon 02/02/2024 AUD 590 $ 397 — (10)
BNP Paribas 02/02/2024 $ 5,062 EUR 4,562 132 —
BNP Paribas 02/02/2024 $ 463 AUD 678 18 —
CIBC World Markets Corp 02/02/2024 $ 3,588 EUR 3,290 32 —
Citigroup Inc 02/02/2024 $ 1,075 GBP 842 8 —
Citigroup Inc 02/02/2024 $ 36 EUR 33 — —
Deutsche Bank AG 02/02/2024 GBP 1,891 $ 2,395 2 —
Deutsche Bank AG 03/04/2024 $ 2,395 GBP 1,891 — (2)
HSBC Securities Inc 02/02/2024 $ 2,531 EUR 2,309 36 —
JPMorgan Chase 02/02/2024 EUR 14,136 $ 15,345 — (68)
JPMorgan Chase 02/02/2024 $ 1,313 EUR 1,206 10 —
JPMorgan Chase 03/04/2024 $ 15,364 EUR 14,136 69 —
Morgan Stanley & Co 02/02/2024 $ 1,103 GBP 868 3 —
Morgan Stanley & Co 02/02/2024 $ 239 EUR 218 3 —

Schedule of Investments
Inflation Protection Fund
January 31, 2024 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
UBS AG 02/02/2024 $ 1,383 EUR 1,270 $ 10 $ —
UBS AG 02/02/2024 $ 231 GBP 182 — —
Total $ 343 $ (80)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 $ 16,230 $ (92) $ — $ (92)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.12% Annual Annual N/A 01/05/2026 15,185 1 — 1
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.17% Annual Annual N/A 01/16/2026 6,975 (2) (1) (3)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.50% Annual Annual N/A 01/19/2054 875 8 — 8
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.51% Annual Annual N/A 01/22/2054 875 9 — 9
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.54% Annual Annual N/A 01/24/2034 223 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.46% Annual Annual N/A 12/19/2033 726 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.50% Annual Annual N/A 01/24/2034 223 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 01/17/2034 227 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 12/18/2053 1,400 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.32% Annual Annual N/A 11/21/2026 5,015 (22) — (22)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.32% Annual Annual N/A 11/14/2025 3,400 (12) — (12)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.42% Annual Annual N/A 05/22/2028 13,840 (3) — (3)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.41% Annual Annual N/A 12/15/2033 1,810 4 — 4
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.45% Annual Annual N/A 01/09/2034 221 — — —
Eurostat Eurozone HICP ex
Tobacco
Pay 2.51% Annual Annual N/A 12/15/2053 EUR 1,200 $ 43 — 43
Eurostat Eurozone HICP ex
Tobacco
Pay 2.53% Annual Annual N/A 11/15/2053 495 20 — 20
Eurostat Eurozone HICP ex
Tobacco
Pay 2.64% Annual Annual N/A 11/15/2053 255 19 1 20
Eurostat Eurozone HICP ex
Tobacco
Pay 2.78% Annual Annual N/A 08/15/2053 115 14 — 14
Secured Overnight Financing
Rate
Pay 3.36% Annual Annual N/A 06/17/2029 $ 2,298 $ (11) — (11)
Secured Overnight Financing
Rate
Receive 3.53% Annual Annual N/A 06/17/2029 1,532 (4) — (4)
Secured Overnight Financing
Rate
Receive 3.68% Annual Annual N/A 06/17/2029 3,826 (36) — (36)
Secured Overnight Financing
Rate
Pay 3.33% Annual Annual N/A 06/17/2029 3,064 (19) — (19)
Secured Overnight Financing
Rate
Pay 3.44% Annual Annual N/A 06/17/2029 2,298 (4) — (4)
Secured Overnight Financing
Rate
Pay 3.42% Annual Annual N/A 06/17/2029 1,723 (3) — (3)
Secured Overnight Financing
Rate
Pay 3.41% Annual Annual N/A 06/17/2029 4,596 (13) 1 (12)
Secured Overnight Financing
Rate
Receive 3.59% Annual Annual N/A 06/17/2029 3,064 (17) — (17)
Secured Overnight Financing
Rate
Pay 3.47% Annual Annual N/A 06/17/2029 3,983 1 — 1

Schedule of Investments
Inflation Protection Fund
January 31, 2024 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
United Kingdom Retail Prices
Index
Receive 3.18% Annual Annual N/A 01/15/2054 GBP 920 $ 1 $ (3) $ (2)
United Kingdom Retail Prices
Index
Receive 3.17% Annual Annual N/A 01/15/2054 605 — — —
United Kingdom Retail Prices
Index
Receive 3.16% Annual Annual N/A 01/15/2054 605 2 1 3
Total $ (127) $ (1) $ (128)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Fund I
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .06 % Shares Held Value (000's)
Money Market Funds - 1 .06%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
3,195,244 $ 3,195
TOTAL INVESTMENT COMPANIES $ 3,195
COMMON STOCKS - 98 .61 % Shares Held Value (000's)
Advertising - 1 .69%
Publicis Groupe SA 51,000 $ 5,110
Aerospace & Defense - 1 .45%
Airbus SE 17,600 2,803
BAE Systems PLC 106,000 1,579
$ 4,382
Agriculture - 0 .35%
ITC Ltd 201,000 1,068
Apparel - 1 .08%
LVMH Moet Hennessy Louis Vuitton SE 2,578 2,145
Makalot Industrial Co Ltd 98,000 1,124
$ 3,269
Automobile Manufacturers - 5 .65%
Ashok Leyland Ltd 479,000 1,014
Bayerische Motoren Werke AG 9,600 999
BYD Co Ltd 55,000 1,231
Hyundai Motor Co 6,000 873
Kia Corp 48,500 3,725
Nissan Motor Co Ltd 260,000 1,021
Stellantis NV 112,000 2,467
Toyota Motor Corp 157,000 3,135
Volvo AB - B Shares 107,500 2,576
$ 17,041
Banks - 14 .89%
Akbank TAS 950,000 1,237
Banca Mediolanum SpA 135,000 1,382
Banco Bilbao Vizcaya Argentaria SA 520,000 4,867
Banco do Brasil SA 332,000 3,789
Bangkok Bank PCL 205,942 813
Bank Mandiri Persero Tbk PT 7,638,000 3,216
Bank Rakyat Indonesia Persero Tbk PT 4,400,000 1,585
BAWAG Group AG
(c),(d)
23,000 1,184
BPER Banca 373,000 1,345
Canara Bank 170,000 987
Computershare Ltd 70,000 1,159
Grupo Financiero Banorte SAB de CV 281,000 2,857
HSBC Holdings PLC 253,000 1,975
ICICI Bank Ltd 152,000 1,883
IndusInd Bank Ltd 130,000 2,400
Mitsubishi UFJ Financial Group Inc 518,000 4,852
OTP Bank Nyrt 19,000 880
Oversea-Chinese Banking Corp Ltd 167,000 1,597
Sberbank of Russia PJSC ADR
(c)
194,243 —
State Bank of India 244,000 1,885
Swedbank AB 62,000 1,263
UBS Group AG 88,000 2,634
Union Bank of India Ltd 689,000 1,160
$ 44,950
Beverages - 0 .38%
Jiangsu King's Luck Brewery JSC Ltd 185,000 1,140
Biotechnology - 0 .43%
Telix Pharmaceuticals Ltd
(c)
174,000 1,297
Building Materials - 1 .09%
James Hardie Industries PLC
(c)
88,000 3,306
Coal - 0 .34%
Coal India Ltd 211,000 1,033
Commercial Services - 3 .05%
Ashtead Group PLC 24,137 1,578
Recruit Holdings Co Ltd 67,000 2,646
RELX PLC 75,000 3,096
Wise PLC
(c)
185,000 1,887
$ 9,207
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .11%
Asia Vital Components Co Ltd 93,000 $ 1,263
CGI Inc
(c)
19,200 2,150
SHIFT Inc
(c)
5,900 1,064
Wiwynn Corp 27,000 1,903
$ 6,380
Cosmetics & Personal Care - 1 .47%
L'Oreal SA 9,300 4,451
Distribution & Wholesale - 1 .01%
Ferguson PLC 16,300 3,048
Diversified Financial Services - 1 .29%
Azimut Holding SpA 43,000 1,199
CTBC Financial Holding Co Ltd 1,210,000 1,098
Deutsche Boerse AG 8,000 1,593
$ 3,890
Electric - 0 .63%
Iberdrola SA 158,000 1,902
Electrical Components & Equipment - 1 .52%
Schneider Electric SE 17,000 3,340
Sieyuan Electric Co Ltd 177,994 1,253
$ 4,593
Electronics - 0 .43%
ABB Ltd 31,000 1,312
Engineering & Construction - 2 .21%
Larsen & Toubro Ltd 32,500 1,361
Technip Energies NV 74,000 1,532
Vinci SA 20,000 2,526
WSP Global Inc 8,500 1,249
$ 6,668
Food - 2 .68%
Bid Corp Ltd 84,000 2,033
BIM Birlesik Magazalar AS 190,321 2,386
Glanbia PLC 87,500 1,567
Magnit PJSC 24,200 —
Nestle SA 18,400 2,097
$ 8,083
Food Service - 1 .17%
Compass Group PLC 75,000 2,066
Sodexo SA 13,000 1,466
$ 3,532
Hand & Machine Tools - 0 .58%
Schindler Holding AG - PC 7,000 1,744
Healthcare - Services - 0 .27%
Bumrungrad Hospital PCL 119,000 805
Home Builders - 0 .37%
Sumitomo Forestry Co Ltd 38,000 1,117
Home Furnishings - 0 .37%
Anker Innovations Technology Co Ltd 116,000 1,106
Insurance - 5 .85%
BB Seguridade Participacoes SA 496,000 3,444
Great-West Lifeco Inc 40,000 1,335
M&G PLC 420,000 1,188
Porto Seguro SA 160,000 863
Sompo Holdings Inc 24,000 1,244
Steadfast Group Ltd 258,000 998
Sun Life Financial Inc 23,000 1,192
Swiss Life Holding AG 4,364 3,134
Tokio Marine Holdings Inc 161,111 4,248
$ 17,646
Internet - 4 .62%
Alibaba Group Holding Ltd ADR 14,500 1,047
CAR Group Ltd 76,500 1,643
PDD Holdings Inc ADR
(c)
31,770 4,031
Perion Network Ltd
(c)
54,000 1,590
Tencent Holdings Ltd 56,000 1,944
Tencent Music Entertainment Group ADR
(c)
101,000 949
Trip.com Group Ltd ADR
(c)
29,000 1,060

Schedule of Investments
International Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Vipshop Holdings Ltd ADR
(c)
106,000 $ 1,684
$ 13,948
Iron & Steel - 1 .17%
Evraz PLC
(c)
204,000 —
Fortescue Ltd 120,000 2,319
JFE Holdings Inc 77,000 1,216
$ 3,535
Leisure Products & Services - 0 .69%
Yamaha Motor Co Ltd 219,000 2,070
Machinery - Construction & Mining - 0 .23%
HD Hyundai Electric Co Ltd 8,991 692
Machinery - Diversified - 2 .67%
Atlas Copco AB - A Shares 234,000 3,735
IMI PLC 152,000 3,224
Wartsila OYJ Abp 75,000 1,106
$ 8,065
Media - 0 .72%
Informa PLC 221,000 2,171
Mining - 1 .71%
BHP Group Ltd 87,000 2,662
Rio Tinto Ltd 29,000 2,495
$ 5,157
Miscellaneous Manufacturers - 2 .08%
Diploma PLC 79,000 3,257
Elite Material Co Ltd 97,000 1,425
Siemens AG 9,000 1,611
$ 6,293
Oil & Gas - 4 .22%
Eni SpA 117,000 1,865
Gazprom PJSC
(c)
288,000 —
Imperial Oil Ltd 24,000 1,385
LUKOIL PJSC 20,000 —
Novatek PJSC 67,000 —
PetroChina Co Ltd 1,739,000 1,258
PRIO SA/Brazil 242,000 2,153
Shell PLC 101,000 3,131
TotalEnergies SE 45,500 2,952
$ 12,744
Pharmaceuticals - 5 .14%
AstraZeneca PLC 10,200 1,352
Chugai Pharmaceutical Co Ltd 39,000 1,403
Novartis AG 30,000 3,103
Novo Nordisk A/S 73,190 8,366
Roche Holding AG 4,500 1,281
$ 15,505
Private Equity - 1 .26%
3i Group PLC 122,000 3,819
Real Estate - 0 .84%
Sekisui House Ltd 112,000 2,528
Retail - 3 .88%
Alimentation Couche-Tard Inc 51,000 2,989
Associated British Foods PLC 31,000 918
Dollarama Inc 20,000 1,468
Haidilao International Holding Ltd
(d)
13,926 22
Industria de Diseno Textil SA 62,000 2,651
Next PLC 11,600 1,238
Pandora A/S 16,500 2,411
$ 11,697
Semiconductors - 9 .07%
Advantest Corp 48,600 1,934
Alchip Technologies Ltd 8,300 1,030
ASML Holding NV 4,800 4,165
Disco Corp 5,600 1,511
Global Unichip Corp 24,000 1,178
Lasertec Corp 4,500 1,172
Novatek Microelectronics Corp 141,000 2,297
Renesas Electronics Corp 68,000 1,116
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Rorze Corp 15,100 $ 1,677
Samsung Electronics Co Ltd 66,700 3,624
Taiwan Semiconductor Manufacturing Co Ltd 382,854 7,664
$ 27,368
Shipbuilding - 0 .40%
Yangzijiang Shipbuilding Holdings Ltd 970,000 1,211
Software - 4 .77%
Capcom Co Ltd 47,000 1,793
Constellation Software Inc/Canada 500 1,382
Constellation Software Inc/Canada - Warrants
(c),(e)
500 —
Descartes Systems Group Inc/The
(c)
33,300 2,916
NetEase Inc 170,000 3,304
Oracle Corp Japan 23,000 1,813
Rakus Co Ltd 65,000 1,068
Sage Group PLC/The 142,000 2,114
$ 14,390
Telecommunications - 1 .52%
Accton Technology Corp 126,000 2,119
Shenzhen Transsion Holdings Co Ltd 77,000 1,464
Xiaomi Corp
(c),(d)
631,000 994
$ 4,577
Toys, Games & Hobbies - 0 .41%
Nintendo Co Ltd 22,000 1,229
Transportation - 0 .85%
Jiayou International Logistics Co Ltd 312,200 853
TFI International Inc 13,000 1,709
$ 2,562
TOTAL COMMON STOCKS $ 297,641
PREFERRED STOCKS - 0 .93 % Shares Held Value (000's)
Oil & Gas - 0 .93%
Petroleo Brasileiro SA 0.97% 342,000 $ 2,813
TOTAL PREFERRED STOCKS $ 2,813
Total Investments $ 303,649
Other Assets and Liabilities -  (0.60)% (1,816)
TOTAL NET ASSETS - 100.00% $ 301,833
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,200 or 0.73% of net assets.
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Fund I
January 31, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
Japan 13 .22%
United Kingdom 12 .45%
France 8 .73%
Taiwan 6 .98%
China 6 .80%
Canada 5 .90%
Switzerland 5 .07%
Brazil 4 .33%
India 4 .23%
Australia 4 .16%
Denmark 3 .57%
Spain 3 .12%
Ireland 2 .95%
Korea, Republic Of 2 .95%
Sweden 2 .51%
Netherlands 2 .20%
Italy 1 .93%
Indonesia 1 .59%
Germany 1 .39%
Turkey 1 .20%
United States 1 .06%
Mexico 0 .95%
South Africa 0 .67%
Thailand 0 .54%
Singapore 0 .53%
Israel 0 .53%
Austria 0 .39%
Finland 0 .36%
Hungary 0 .29%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .60 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 937 $ 33,623 $ 31,365 $ 3,195
$ 937 $ 33,623 $ 31,365 $ 3,195
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 20 $ — $ — $ —
$ 20 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .38 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .27%
iShares Russell 1000 Growth ETF 85,700 $ 26,615
Money Market Funds - 2 .11%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
152,926 153
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(c)
211,652,041 211,652
$ 211,805
TOTAL INVESTMENT COMPANIES $ 238,420
CONVERTIBLE PREFERRED STOCKS
- 0 .09 % Shares Held Value (000's)
Automobile Manufacturers - 0 .03%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 3,009
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 2,101
Software - 0 .04%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 1,445
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 2,349
$ 3,794
TOTAL CONVERTIBLE PREFERRED STOCKS $ 8,904
COMMON STOCKS - 98 .04 % Shares Held Value (000's)
Advertising - 0 .01%
Trade Desk Inc/The
(d)
19,248 $ 1,317
Aerospace & Defense - 0 .29%
Boeing Co/The
(d)
3,312 699
HEICO Corp 1,761 316
HEICO Corp - Class A 3,186 451
Howmet Aerospace Inc 411,431 23,147
Lockheed Martin Corp 9,731 4,179
Northrop Grumman Corp 399 178
Spirit AeroSystems Holdings Inc
(d)
775 21
TransDigm Group Inc 370 404
$ 29,395
Airlines - 0 .00%
American Airlines Group Inc
(d)
11,879 169
Delta Air Lines Inc 1,757 69
$ 238
Apparel - 0 .04%
Birkenstock Holding Plc
(d),(g)
455 21
Crocs Inc
(d)
2,652 269
Deckers Outdoor Corp
(d)
1,128 851
NIKE Inc 27,873 2,830
Skechers USA Inc
(d)
467 29
Tapestry Inc 724 28
$ 4,028
Automobile Manufacturers - 0 .35%
Rivian Automotive Inc
(d)
828,822 12,689
Tesla Inc
(d)
121,439 22,745
$ 35,434
Automobile Parts & Equipment - 0 .06%
Allison Transmission Holdings Inc 428 26
Aurora Innovation Inc
(d)
1,843,951 5,513
$ 5,539
Banks - 0 .01%
First Citizens BancShares Inc/NC 51 77
NU Holdings Ltd/Cayman Islands
(d)
70,366 606
$ 683
Beverages - 0 .37%
Boston Beer Co Inc/The
(d)
434 152
Brown-Forman Corp - A Shares 2,083 117
Brown-Forman Corp - B Shares 6,330 347
Celsius Holdings Inc
(d)
6,192 309
Coca-Cola Co/The 85,016 5,058
Constellation Brands Inc 719 176
Monster Beverage Corp
(d)
436,019 23,990
PepsiCo Inc 41,880 7,058
$ 37,207
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .43%
Alnylam Pharmaceuticals Inc
(d)
4,352 $ 753
Amgen Inc 15,964 5,017
Apellis Pharmaceuticals Inc
(d)
4,338 275
Argenx SE ADR
(d)
14,200 5,403
BioMarin Pharmaceutical Inc
(d)
1,186 104
Certara Inc
(d)
2,317 37
Exelixis Inc
(d)
10,205 222
Illumina Inc
(d)
2,002 286
Incyte Corp
(d)
5,895 346
Ionis Pharmaceuticals Inc
(d)
5,369 276
Karuna Therapeutics Inc
(d)
1,377 432
Legend Biotech Corp ADR
(d)
292,677 16,115
Maravai LifeSciences Holdings Inc
(d)
4,565 27
Regeneron Pharmaceuticals Inc
(d)
283 267
Roivant Sciences Ltd
(d)
16,593 166
Sarepta Therapeutics Inc
(d)
3,854 459
Ultragenyx Pharmaceutical Inc
(d)
3,702 163
Vertex Pharmaceuticals Inc
(d)
30,483 13,210
$ 43,558
Building Materials - 0 .02%
Armstrong World Industries Inc 689 68
Eagle Materials Inc 1,050 238
Trane Technologies PLC 2,936 740
Trex Co Inc
(d)
4,749 387
Vulcan Materials Co 1,261 285
$ 1,718
Chemicals - 0 .06%
Axalta Coating Systems Ltd
(d)
1,169 38
Ecolab Inc 8,479 1,681
FMC Corp 1,000 56
Linde PLC 1,985 804
PPG Industries Inc 2,520 355
RPM International Inc 1,189 127
Sherwin-Williams Co/The 8,693 2,646
Valvoline Inc
(d)
1,945 71
$ 5,778
Commercial Services - 5 .29%
Affirm Holdings Inc
(d)
113,258 4,588
Automatic Data Processing Inc 15,594 3,833
Avis Budget Group Inc 371 61
Block Inc
(d)
8,774 570
Booz Allen Hamilton Holding Corp 5,633 793
Bright Horizons Family Solutions Inc
(d)
352 35
Cintas Corp 235,651 142,468
CoStar Group Inc
(d)
1,446,444 120,749
Equifax Inc 3,683 900
Euronet Worldwide Inc
(d)
1,165 116
FleetCor Technologies Inc
(d)
2,890 838
FTI Consulting Inc
(d)
334 64
Gartner Inc
(d)
3,352 1,533
Global Payments Inc 411,724 54,854
Grand Canyon Education Inc
(d)
448 58
H&R Block Inc 4,396 206
MarketAxess Holdings Inc 1,603 361
Moody's Corp 6,345 2,487
Morningstar Inc 1,109 310
Paylocity Holding Corp
(d)
199,312 31,573
PayPal Holdings Inc
(d)
43,766 2,685
Quanta Services Inc 1,642 319
RB Global Inc 6,024 385
Rollins Inc 11,122 482
S&P Global Inc 350,197 157,011
Service Corp International/US 2,486 167
Shift4 Payments Inc
(d)
2,493 179
Toast Inc
(d)
15,401 274
U-Haul Holding Co 1,901 121
U-Haul Holding Co
(d)
163 11
United Rentals Inc 586 366
Verisk Analytics Inc 6,221 1,503

Schedule of Investments
LargeCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
WEX Inc
(d)
931 $ 190
WillScot Mobile Mini Holdings Corp
(d)
2,591 123
$ 530,213
Computers - 5 .10%
Accenture PLC - Class A 27,790 10,112
Apple Inc 2,671,978 492,713
Crowdstrike Holdings Inc
(d)
9,366 2,739
EPAM Systems Inc
(d)
2,419 673
Fortinet Inc
(d)
28,879 1,862
Genpact Ltd 2,363 85
Globant SA
(d)
1,792 423
HP Inc 8,209 236
KBR Inc 2,403 125
NetApp Inc 3,640 317
Pure Storage Inc
(d)
9,568 383
Zscaler Inc
(d)
3,866 911
$ 510,579
Consumer Products - 0 .04%
Avery Dennison Corp 1,190 238
Church & Dwight Co Inc 9,526 951
Clorox Co/The 5,420 787
Kimberly-Clark Corp 13,930 1,685
$ 3,661
Cosmetics & Personal Care - 0 .04%
Estee Lauder Cos Inc/The 3,113 411
Kenvue Inc 25,681 533
Procter & Gamble Co/The 19,457 3,058
$ 4,002
Distribution & Wholesale - 0 .06%
Copart Inc
(d)
37,728 1,813
Fastenal Co 18,678 1,274
Ferguson PLC 595 112
Pool Corp 1,646 611
SiteOne Landscape Supply Inc
(d)
707 109
Watsco Inc 404 158
WW Grainger Inc 1,919 1,719
$ 5,796
Diversified Financial Services - 5 .21%
American Express Co 8,354 1,677
Ameriprise Financial Inc 4,494 1,738
Apollo Global Management Inc 22,928 2,302
Ares Management Corp 7,157 870
Blue Owl Capital Inc 3,636 57
Charles Schwab Corp/The 452,629 28,479
Houlihan Lokey Inc 185 22
LPL Financial Holdings Inc 3,293 788
Mastercard Inc 730,696 328,250
Rocket Cos Inc
(d)
2,262 28
SLM Corp 4,745 94
TPG Inc 919 38
Tradeweb Markets Inc 243,700 23,246
UWM Holdings Corp
(g)
1,783 12
Visa Inc 493,163 134,762
Western Union Co/The 2,642 33
XP Inc 1,323 33
$ 522,429
Electric - 0 .01%
AES Corp/The 17,831 297
Vistra Corp 4,922 202
$ 499
Electrical Components & Equipment - 0 .83%
ChargePoint Holdings Inc
(d),(g)
16,587 32
Generac Holdings Inc
(d)
733,675 83,397
Universal Display Corp 1,008 171
$ 83,600
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 0 .78%
Allegion plc 3,492 $ 433
Amphenol Corp 742,929 75,110
Honeywell International Inc 3,761 761
Hubbell Inc 1,049 352
Jabil Inc 3,474 435
Keysight Technologies Inc
(d)
1,929 296
Mettler-Toledo International Inc
(d)
938 1,123
Vontier Corp 2,819 97
$ 78,607
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
5,767 601
Engineering & Construction - 0 .00%
EMCOR Group Inc 764 174
TopBuild Corp
(d)
102 38
$ 212
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
4,153 182
Churchill Downs Inc 3,051 369
DraftKings Inc
(d)
18,246 713
Live Nation Entertainment Inc
(d)
1,817 161
TKO Group Holdings Inc 2,817 236
Vail Resorts Inc 203 45
$ 1,706
Environmental Control - 0 .81%
Tetra Tech Inc 518 82
Veralto Corp 1,016,180 77,931
Waste Management Inc 16,066 2,982
$ 80,995
Food - 0 .04%
Albertsons Cos Inc 1,768 37
Hershey Co/The 4,868 942
Lamb Weston Holdings Inc 6,008 615
Performance Food Group Co
(d)
3,351 244
Sysco Corp 22,310 1,806
$ 3,644
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 2,269 504
MSA Safety Inc 338 56
$ 560
Healthcare - Products - 7 .70%
10X Genomics Inc
(d)
4,274 178
Abbott Laboratories 4,720 534
Agilent Technologies Inc 10,461 1,361
Align Technology Inc
(d)
408,884 109,303
Bio-Techne Corp 6,427 452
Bruker Corp 4,587 328
Danaher Corp 61,807 14,828
Edwards Lifesciences Corp
(d)
1,192,754 93,596
Exact Sciences Corp
(d)
2,883 188
GE HealthCare Technologies Inc 1,590 117
Globus Medical Inc
(d)
1,806 95
IDEXX Laboratories Inc
(d)
3,599 1,854
Inspire Medical Systems Inc
(d)
1,333 281
Insulet Corp
(d)
3,028 578
Intuitive Surgical Inc
(d)
799,571 302,414
Masimo Corp
(d)
1,986 256
Natera Inc
(d)
4,764 314
Novocure Ltd
(d)
5,179 72
Penumbra Inc
(d)
56,623 14,280
Repligen Corp
(d)
1,080 204
ResMed Inc 6,367 1,211
Shockwave Medical Inc
(d)
1,574 356
Stryker Corp 299,306 100,411
Tandem Diabetes Care Inc
(d)
628 14
Thermo Fisher Scientific Inc 234,318 126,293
Waters Corp
(d)
2,550 810
West Pharmaceutical Services Inc 3,232 1,206
$ 771,534

Schedule of Investments
LargeCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .12%
agilon health Inc
(d)
12,773 $ 75
Chemed Corp 442 262
DaVita Inc
(d)
2,373 257
Elevance Health Inc 1,364 673
Encompass Health Corp 332 23
Ginkgo Bioworks Holdings Inc
(d),(g)
12,081 15
HCA Healthcare Inc 1,792 546
Humana Inc 61,164 23,124
ICON PLC
(d)
603 157
IQVIA Holdings Inc
(d)
7,399 1,541
Medpace Holdings Inc
(d)
998 291
Molina Healthcare Inc
(d)
1,357 484
Sotera Health Co
(d)
3,426 50
UnitedHealth Group Inc 361,365 184,925
$ 212,423
Home Builders - 0 .00%
NVR Inc
(d)
8 57
Home Furnishings - 0 .00%
Tempur Sealy International Inc 1,817 91
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 2,025 114
Insurance - 1 .50%
Arch Capital Group Ltd
(d)
2,220 183
Arthur J Gallagher & Co 583 135
Brighthouse Financial Inc
(d)
358 18
Brown & Brown Inc 3,988 309
Equitable Holdings Inc 15,181 496
Everest Group Ltd 312 120
Kinsale Capital Group Inc 935 372
Lincoln National Corp 1,005 28
Marsh & McLennan Cos Inc 17,425 3,378
Primerica Inc 1,069 250
Progressive Corp/The 812,661 144,857
RenaissanceRe Holdings Ltd 654 150
RLI Corp 480 65
Ryan Specialty Holdings Inc
(d)
4,171 181
Willis Towers Watson PLC 665 164
$ 150,706
Internet - 18 .55%
Airbnb Inc
(d)
17,814 2,568
Alphabet Inc - A Shares
(d)
2,435,412 341,201
Alphabet Inc - C Shares
(d)
1,462,703 207,411
Amazon.com Inc
(d)
3,766,147 584,506
Booking Holdings Inc
(d)
20,396 71,539
CDW Corp/DE 5,580 1,265
Chewy Inc
(d)
2,044,079 36,425
Coupang Inc
(d)
1,894,866 26,528
DoorDash Inc - Class A
(d)
10,512 1,095
eBay Inc 1,779 73
Etsy Inc
(d)
3,203 213
Expedia Group Inc
(d)
4,406 654
Gen Digital Inc 4,629 109
GoDaddy Inc
(d)
3,891 415
Lyft Inc
(d)
15,957 199
Maplebear Inc
(d),(g)
776 19
Match Group Inc
(d)
1,755,778 67,387
Meta Platforms Inc 594,660 232,001
Netflix Inc
(d)
126,230 71,207
Okta Inc
(d)
483 40
Palo Alto Networks Inc
(d)
13,240 4,482
Pinterest Inc
(d)
25,920 971
Roku Inc
(d)
822 72
Snap Inc Class A
(d)
1,082,413 17,200
Spotify Technology SA
(d)
170,652 36,749
Uber Technologies Inc
(d)
2,370,197 154,703
VeriSign Inc
(d)
255 51
Wayfair Inc
(d)
1,544 78
$ 1,859,161
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .09%
Brunswick Corp/DE 275 $ 22
Norwegian Cruise Line Holdings Ltd
(d)
5,455 97
Peloton Interactive Inc
(d)
1,462,383 8,131
Planet Fitness Inc
(d)
1,994 135
Polaris Inc 235 21
Royal Caribbean Cruises Ltd
(d)
3,025 386
YETI Holdings Inc
(d)
4,018 177
$ 8,969
Lodging - 0 .68%
Choice Hotels International Inc 1,313 159
Hilton Worldwide Holdings Inc 338,520 64,644
Las Vegas Sands Corp 15,029 735
Marriott International Inc/MD 10,701 2,565
Travel + Leisure Co 1,712 69
Wyndham Hotels & Resorts Inc 285 22
Wynn Resorts Ltd 313 30
$ 68,224
Machinery - Construction & Mining - 0 .05%
BWX Technologies Inc 840 69
Caterpillar Inc 16,824 5,052
Vertiv Holdings Co 1,345 76
$ 5,197
Machinery - Diversified - 1 .22%
Deere & Co 10,890 4,286
Graco Inc 2,983 254
IDEX Corp 259,399 54,863
Ingersoll Rand Inc 766,077 61,179
Otis Worldwide Corp 1,310 116
Rockwell Automation Inc 5,030 1,274
Toro Co/The 4,495 416
Xylem Inc/NY 1,391 156
$ 122,544
Media - 0 .03%
Cable One Inc 31 17
Charter Communications Inc
(d)
4,433 1,643
FactSet Research Systems Inc 1,664 792
Liberty Broadband Corp - A Shares
(d)
187 15
Liberty Broadband Corp - C Shares
(d)
1,294 101
Nexstar Media Group Inc 617 110
$ 2,678
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 2,931 382
Valmont Industries Inc 75 17
$ 399
Mining - 0 .00%
Southern Copper Corp 3,673 302
Miscellaneous Manufacturers - 0 .04%
A O Smith Corp 697 54
Axon Enterprise Inc
(d)
3,069 765
Donaldson Co Inc 2,589 167
Illinois Tool Works Inc 10,718 2,796
$ 3,782
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
452 108
Oil & Gas - 0 .02%
APA Corp 11,969 375
Hess Corp 6,802 956
Ovintiv Inc 5,261 223
Texas Pacific Land Corp 254 371
$ 1,925
Oil & Gas Services - 0 .35%
Halliburton Co 7,845 280
Schlumberger NV 715,737 34,856
$ 35,136

Schedule of Investments
LargeCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 7,133 $ 26
Graphic Packaging Holding Co 7,582 193
Sealed Air Corp 3,922 136
$ 355
Pharmaceuticals - 4 .48%
AbbVie Inc 77,657 12,767
Becton Dickinson & Co 197,822 47,242
Cardinal Health Inc 5,534 604
Cencora Inc 7,085 1,648
Cigna Group/The 391,667 117,872
Dexcom Inc
(d)
16,991 2,062
Eli Lilly & Co 191,737 123,787
Jazz Pharmaceuticals PLC
(d)
1,391 171
McKesson Corp 2,254 1,127
Merck & Co Inc 20,548 2,482
Neurocrine Biosciences Inc
(d)
4,171 583
Zoetis Inc 738,443 138,687
$ 449,032
Pipelines - 0 .03%
Antero Midstream Corp 6,062 74
Cheniere Energy Inc 10,564 1,732
New Fortress Energy Inc 3,180 106
ONEOK Inc 1,580 108
Targa Resources Corp 9,732 827
$ 2,847
Private Equity - 0 .05%
Blackstone Inc 31,340 3,900
KKR & Co Inc 7,155 620
$ 4,520
REITs - 1 .41%
American Tower Corp 20,466 4,004
Crown Castle Inc 2,133 231
Equinix Inc 2,038 1,691
Equity LifeStyle Properties Inc 2,702 183
Iron Mountain Inc 6,219 420
Lamar Advertising Co 2,899 303
Public Storage 3,980 1,127
SBA Communications Corp 594,416 133,066
Simon Property Group Inc 3,038 421
Sun Communities Inc 1,366 171
UDR Inc 907 33
$ 141,650
Retail - 5 .15%
AutoZone Inc
(d)
641 1,770
Best Buy Co Inc 1,433 104
BJ's Wholesale Club Holdings Inc
(d)
2,371 153
Burlington Stores Inc
(d)
2,821 539
CarMax Inc
(d)
437 31
Casey's General Stores Inc 290 79
Cava Group Inc
(d)
799 37
Chipotle Mexican Grill Inc
(d)
17,860 43,020
Costco Wholesale Corp 294,869 204,899
Darden Restaurants Inc 2,409 392
Dick's Sporting Goods Inc 220 33
Dollar General Corp 184,537 24,371
Domino's Pizza Inc 1,517 647
Five Below Inc
(d)
2,389 429
Floor & Decor Holdings Inc
(d)
4,494 452
Freshpet Inc
(d)
641 55
Home Depot Inc/The 44,007 15,533
Lowe's Cos Inc 18,613 3,962
Lululemon Athletica Inc
(d)
283,573 128,691
McDonald's Corp 13,233 3,874
Murphy USA Inc 791 279
Ollie's Bargain Outlet Holdings Inc
(d)
1,063 76
O'Reilly Automotive Inc
(d)
2,187 2,237
RH
(d)
138 35
Ross Stores Inc 483,305 67,798
Starbucks Corp 49,638 4,618
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Target Corp 20,220 $ 2,812
Texas Roadhouse Inc 2,865 360
TJX Cos Inc/The 50,672 4,809
Tractor Supply Co 4,791 1,076
Ulta Beauty Inc
(d)
2,131 1,070
Victoria's Secret & Co
(d)
1,832 48
Wendy's Co/The 8,257 157
Williams-Sonoma Inc 444 86
Wingstop Inc 1,280 360
Yum! Brands Inc 10,810 1,400
$ 516,292
Semiconductors - 7 .98%
Advanced Micro Devices Inc
(d)
260,009 43,601
Allegro MicroSystems Inc
(d)
3,700 96
Applied Materials Inc 31,060 5,103
ASML Holding NV - NY Reg Shares 77,855 67,720
Broadcom Inc 18,963 22,376
Entegris Inc 420 49
KLA Corp 6,013 3,572
Lam Research Corp 5,466 4,510
Lattice Semiconductor Corp
(d)
5,902 359
Microchip Technology Inc 16,853 1,436
Monolithic Power Systems Inc 1,997 1,204
NVIDIA Corp 912,611 561,503
NXP Semiconductors NV 374,162 78,787
QUALCOMM Inc 42,798 6,356
Teradyne Inc 5,654 546
Texas Instruments Inc 16,278 2,606
$ 799,824
Software - 26 .17%
Adobe Inc
(d)
394,127 243,484
Alteryx Inc
(d)
3,006 143
ANSYS Inc
(d)
3,124 1,024
AppLovin Corp
(d)
2,893 119
Atlassian Corp
(d)
745,413 186,182
Autodesk Inc
(d)
564,395 143,249
Bentley Systems Inc 7,737 390
Broadridge Financial Solutions Inc 4,259 870
Cadence Design Systems Inc
(d)
136,166 39,278
Cloudflare Inc
(d)
12,759 1,009
Confluent Inc
(d)
8,525 191
Datadog Inc
(d)
11,993 1,492
Dayforce Inc
(d),(g)
683 47
DocuSign Inc
(d)
8,796 536
DoubleVerify Holdings Inc
(d)
6,403 256
Doximity Inc
(d)
2,578 69
Dropbox Inc - A Shares
(d)
10,013 317
Dynatrace Inc
(d)
634,065 36,142
Elastic NV
(d)
3,461 405
Fair Isaac Corp
(d)
29,430 35,282
Fiserv Inc
(d)
985,405 139,799
Five9 Inc
(d)
3,308 251
Gitlab Inc
(d)
3,834 273
HashiCorp Inc
(d)
3,563 78
HubSpot Inc
(d)
1,984 1,212
Informatica Inc
(d)
469 14
Intuit Inc 599,138 378,254
Jack Henry & Associates Inc 1,102 183
Magic Leap Inc
(d),(e),(f)
10,706 51
Manhattan Associates Inc
(d)
2,689 652
Microsoft Corp 2,419,621 961,993
MongoDB Inc
(d)
28,470 11,403
MSCI Inc 1,670 1,000
nCino Inc
(d)
307 10
Nutanix Inc
(d)
2,740 154
Oracle Corp 27,886 3,115
Palantir Technologies Inc
(d)
83,747 1,347
Paychex Inc 14,152 1,723
Paycom Software Inc 2,251 428

Schedule of Investments
LargeCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paycor HCM Inc
(d)
1,817 $ 35
Pegasystems Inc 2,069 101
Playtika Holding Corp
(d)
1,438 10
Procore Technologies Inc
(d)
3,589 256
PTC Inc
(d)
2,570 464
RingCentral Inc
(d)
4,208 143
ROBLOX Corp
(d)
20,396 792
Salesforce Inc
(d)
132,537 37,254
SentinelOne Inc
(d)
1,814 49
ServiceNow Inc
(d)
381,112 291,703
Smartsheet Inc
(d)
5,604 252
Snowflake Inc - Class A
(d)
13,808 2,701
Splunk Inc
(d)
6,815 1,045
Stripe Inc - Class B
(d),(e),(f)
114,126 2,550
Synopsys Inc
(d)
6,660 3,552
Teradata Corp
(d)
4,648 215
Twilio Inc
(d)
1,499 105
Tyler Technologies Inc
(d)
1,359 575
UiPath Inc
(d)
12,798 294
Unity Software Inc
(d)
5,047 164
Veeva Systems Inc
(d)
408,972 84,825
Workday Inc
(d)
8,806 2,563
ZoomInfo Technologies Inc
(d)
7,671 123
$ 2,622,196
Telecommunications - 0 .46%
Arista Networks Inc
(d)
11,008 2,848
Iridium Communications Inc 5,344 194
Motorola Solutions Inc 6,662 2,128
T-Mobile US Inc 250,507 40,389
Ubiquiti Inc 174 22
$ 45,581
Transportation - 0 .07%
CH Robinson Worldwide Inc 3,859 325
CSX Corp 9,714 347
Expeditors International of Washington Inc 1,005 127
JB Hunt Transport Services Inc 798 160
Landstar System Inc 1,215 233
Old Dominion Freight Line Inc 4,016 1,570
Saia Inc
(d)
158 71
Union Pacific Corp 11,458 2,795
United Parcel Service Inc 8,810 1,250
$ 6,878
TOTAL COMMON STOCKS $ 9,824,524
Total Investments $ 10,071,848
Other Assets and Liabilities -  (0.51)% (51,106)
TOTAL NET ASSETS - 100.00% $ 10,020,742
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $153 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $144 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Technology 39 .29%
Consumer, Non-cyclical 20 .51%
Communications 19 .05%
Financial 8 .18%
Consumer, Cyclical 6 .48%
Industrial 4 .12%
Money Market Funds 2 .11%
Energy 0 .41%
Exchange-Traded Funds 0 .27%
Basic Materials 0 .08%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .51 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 271,630 $ 846,368 $ 906,346 $ 211,652
$ 271,630 $ 846,368 $ 906,346 $ 211,652
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 3,425 $ — $ — $ —
$ 3,425 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ 51 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 1,445 0.02%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 2,349 0.02%
Sila Nano Series F   0.00% 01/07/2021 4,277 2,101 0.02%
Stripe Inc - Class B 12/17/2019 1,791 2,550 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 3,009 0.03%
Total $ 11,505 0.12%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2024 Long 235 $ 57,228 $ (534)
Total $ (534)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .44 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .33%
iShares Core S&P 500 ETF 47,300 $ 22,950
Money Market Funds - 2 .11%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
129,512 129
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(c)
149,443,107 149,443
$ 149,572
TOTAL INVESTMENT COMPANIES $ 172,522
COMMON STOCKS - 97 .44 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 64,967 $ 2,143
Omnicom Group Inc 33,573 3,035
$ 5,178
Aerospace & Defense - 1 .42%
Boeing Co/The
(d)
96,459 20,357
General Dynamics Corp 38,421 10,181
Howmet Aerospace Inc 66,350 3,733
L3Harris Technologies Inc 32,149 6,700
Lockheed Martin Corp 37,455 16,084
Northrop Grumman Corp 24,044 10,742
RTX Corp 243,900 22,224
TransDigm Group Inc 9,381 10,250
$ 100,271
Agriculture - 0 .61%
Altria Group Inc 300,002 12,036
Archer-Daniels-Midland Co 90,473 5,029
Bunge Global SA 24,645 2,171
Philip Morris International Inc 263,323 23,923
$ 43,159
Airlines - 0 .16%
American Airlines Group Inc
(d)
110,855 1,578
Delta Air Lines Inc 109,146 4,272
Southwest Airlines Co 101,115 3,022
United Airlines Holdings Inc
(d)
55,633 2,302
$ 11,174
Apparel - 0 .35%
NIKE Inc 207,620 21,079
Ralph Lauren Corp 6,743 969
Tapestry Inc 38,876 1,508
VF Corp 56,069 923
$ 24,479
Automobile Manufacturers - 1 .69%
Cummins Inc 24,044 5,754
Ford Motor Co 666,971 7,817
General Motors Co 232,295 9,013
PACCAR Inc 88,726 8,907
Tesla Inc
(d)
469,115 87,861
$ 119,352
Automobile Parts & Equipment - 0 .07%
Aptiv PLC
(d)
47,979 3,902
BorgWarner Inc 39,870 1,352
$ 5,254
Banks - 3 .94%
Bank of America Corp 1,167,838 39,718
Bank of New York Mellon Corp/The 130,452 7,235
Citigroup Inc 324,637 18,235
Citizens Financial Group Inc 79,082 2,586
Comerica Inc 22,369 1,176
Fifth Third Bancorp 115,516 3,955
Goldman Sachs Group Inc/The 55,316 21,242
Huntington Bancshares Inc/OH 245,626 3,127
JPMorgan Chase & Co 490,379 85,502
KeyCorp 158,810 2,307
M&T Bank Corp 28,151 3,888
Morgan Stanley 214,370 18,702
Northern Trust Corp 35,118 2,797
PNC Financial Services Group Inc/The 67,568 10,217
Regions Financial Corp 157,761 2,945
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
State Street Corp 52,343 $ 3,867
Truist Financial Corp 226,218 8,384
US Bancorp 264,102 10,971
Wells Fargo & Co 616,006 30,911
Zions Bancorp NA 25,130 1,053
$ 278,818
Beverages - 1 .43%
Brown-Forman Corp - B Shares 31,037 1,704
Coca-Cola Co/The 660,012 39,264
Constellation Brands Inc 27,413 6,718
Keurig Dr Pepper Inc 170,777 5,369
Molson Coors Beverage Co 31,409 1,941
Monster Beverage Corp
(d)
125,303 6,894
PepsiCo Inc 233,208 39,303
$ 101,193
Biotechnology - 1 .48%
Amgen Inc 90,778 28,528
Biogen Inc
(d)
24,577 6,062
Bio-Rad Laboratories Inc
(d)
3,549 1,139
Corteva Inc 119,539 5,437
Gilead Sciences Inc 211,356 16,541
Illumina Inc
(d)
26,935 3,852
Incyte Corp
(d)
31,552 1,854
Moderna Inc
(d)
56,265 5,685
Regeneron Pharmaceuticals Inc
(d)
18,170 17,130
Vertex Pharmaceuticals Inc
(d)
43,709 18,943
$ 105,171
Building Materials - 0 .58%
Builders FirstSource Inc
(d)
20,930 3,636
Carrier Global Corp 142,320 7,786
Johnson Controls International plc 115,398 6,080
Martin Marietta Materials Inc 10,484 5,330
Masco Corp 38,081 2,563
Mohawk Industries Inc
(d)
8,966 935
Trane Technologies PLC 38,742 9,765
Vulcan Materials Co 22,539 5,094
$ 41,189
Chemicals - 1 .41%
Air Products and Chemicals Inc 37,681 9,635
Albemarle Corp 19,905 2,284
Celanese Corp 16,988 2,485
CF Industries Holdings Inc 32,408 2,447
Dow Inc 118,973 6,377
DuPont de Nemours Inc 72,945 4,508
Eastman Chemical Co 20,112 1,680
Ecolab Inc 43,046 8,533
FMC Corp 21,162 1,189
International Flavors & Fragrances Inc 43,302 3,494
Linde PLC 82,249 33,297
LyondellBasell Industries NV 43,466 4,091
Mosaic Co/The 55,439 1,703
PPG Industries Inc 39,996 5,641
Sherwin-Williams Co/The 39,945 12,158
$ 99,522
Commercial Services - 1 .72%
Automatic Data Processing Inc 69,766 17,147
Cintas Corp 14,685 8,878
CoStar Group Inc
(d)
69,268 5,783
Equifax Inc 20,899 5,107
FleetCor Technologies Inc
(d)
12,248 3,551
Gartner Inc
(d)
13,222 6,048
Global Payments Inc 44,166 5,884
MarketAxess Holdings Inc 6,428 1,450
Moody's Corp 26,696 10,466
PayPal Holdings Inc
(d)
182,876 11,219
Quanta Services Inc 24,644 4,782
Robert Half Inc 17,963 1,429
Rollins Inc 47,619 2,062
S&P Global Inc 54,958 24,640

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
United Rentals Inc 11,498 $ 7,191
Verisk Analytics Inc 24,600 5,942
$ 121,579
Computers - 7 .91%
Accenture PLC - Class A 106,457 38,738
Apple Inc 2,479,800 457,275
Cognizant Technology Solutions Corp 85,052 6,559
EPAM Systems Inc
(d)
9,788 2,722
Fortinet Inc
(d)
108,112 6,972
Hewlett Packard Enterprise Co 217,602 3,327
HP Inc 147,515 4,235
International Business Machines Corp 154,884 28,446
Leidos Holdings Inc 23,323 2,577
NetApp Inc 35,416 3,088
Seagate Technology Holdings PLC 32,997 2,827
Western Digital Corp
(d)
54,997 3,149
$ 559,915
Consumer Products - 0 .24%
Avery Dennison Corp 13,659 2,724
Church & Dwight Co Inc 41,790 4,173
Clorox Co/The 21,032 3,055
Kimberly-Clark Corp 57,323 6,934
$ 16,886
Cosmetics & Personal Care - 1 .21%
Colgate-Palmolive Co 139,663 11,760
Estee Lauder Cos Inc/The 39,403 5,201
Kenvue Inc 292,343 6,069
Procter & Gamble Co/The 399,780 62,821
$ 85,851
Distribution & Wholesale - 0 .35%
Copart Inc
(d)
148,209 7,120
Fastenal Co 96,925 6,613
LKQ Corp 45,391 2,118
Pool Corp 6,561 2,436
WW Grainger Inc 7,493 6,711
$ 24,998
Diversified Financial Services - 3 .60%
American Express Co 97,653 19,603
Ameriprise Financial Inc 17,165 6,640
BlackRock Inc 23,720 18,367
Capital One Financial Corp 64,601 8,742
Cboe Global Markets Inc 17,905 3,292
Charles Schwab Corp/The 252,434 15,883
CME Group Inc 61,063 12,569
Discover Financial Services 42,416 4,476
Franklin Resources Inc 47,819 1,273
Intercontinental Exchange Inc 97,086 12,362
Invesco Ltd 76,253 1,207
Mastercard Inc 140,463 63,100
Nasdaq Inc 57,740 3,336
Raymond James Financial Inc 31,876 3,512
Synchrony Financial 70,191 2,728
T Rowe Price Group Inc 37,906 4,111
Visa Inc 270,378 73,883
$ 255,084
Electric - 2 .05%
AES Corp/The 113,584 1,895
Alliant Energy Corp 43,283 2,106
Ameren Corp 44,601 3,103
American Electric Power Co Inc 89,199 6,970
CenterPoint Energy Inc 107,070 2,992
CMS Energy Corp 49,490 2,829
Consolidated Edison Inc 58,558 5,323
Constellation Energy Corp 54,175 6,609
Dominion Energy Inc 141,940 6,489
DTE Energy Co 34,973 3,687
Duke Energy Corp 130,731 12,528
Edison International 65,015 4,387
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 35,871 $ 3,578
Evergy Inc 38,966 1,978
Eversource Energy 59,254 3,213
Exelon Corp 168,849 5,878
FirstEnergy Corp 87,599 3,213
NextEra Energy Inc 348,013 20,404
NRG Energy Inc 38,295 2,031
PG&E Corp 361,888 6,105
Pinnacle West Capital Corp 19,235 1,325
PPL Corp 125,033 3,276
Public Service Enterprise Group Inc 84,526 4,902
Sempra 106,749 7,639
Southern Co/The 184,993 12,861
WEC Energy Group Inc 53,505 4,321
Xcel Energy Inc 93,601 5,604
$ 145,246
Electrical Components & Equipment - 0 .47%
AMETEK Inc 39,148 6,344
Eaton Corp PLC 67,731 16,667
Emerson Electric Co 96,702 8,870
Generac Holdings Inc
(d)
10,421 1,185
$ 33,066
Electronics - 0 .94%
Allegion plc 14,890 1,845
Amphenol Corp 101,485 10,260
Fortive Corp 59,612 4,661
Garmin Ltd 25,964 3,102
Honeywell International Inc 111,824 22,618
Hubbell Inc 9,096 3,052
Jabil Inc 21,701 2,719
Keysight Technologies Inc
(d)
30,121 4,616
Mettler-Toledo International Inc
(d)
3,679 4,404
TE Connectivity Ltd 52,716 7,496
Trimble Inc
(d)
42,195 2,146
$ 66,919
Energy - Alternate Sources - 0 .07%
Enphase Energy Inc
(d)
23,161 2,412
First Solar Inc
(d)
18,124 2,651
$ 5,063
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 21,359 2,879
Entertainment - 0 .05%
Caesars Entertainment Inc
(d)
36,588 1,605
Live Nation Entertainment Inc
(d)
24,068 2,139
$ 3,744
Environmental Control - 0 .32%
Pentair PLC 28,037 2,051
Republic Services Inc 34,691 5,936
Veralto Corp 37,184 2,852
Waste Management Inc 62,171 11,541
$ 22,380
Food - 0 .90%
Campbell Soup Co 33,320 1,487
Conagra Brands Inc 81,075 2,363
General Mills Inc 98,599 6,400
Hershey Co/The 25,424 4,921
Hormel Foods Corp 49,129 1,492
J M Smucker Co/The 18,001 2,368
Kellanova 44,737 2,450
Kraft Heinz Co/The 135,232 5,021
Kroger Co/The 112,250 5,179
Lamb Weston Holdings Inc 24,583 2,518
McCormick & Co Inc/MD 42,625 2,905
Mondelez International Inc 230,757 17,369
Sysco Corp 85,525 6,922
Tyson Foods Inc 48,382 2,650
$ 64,045

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .03%
International Paper Co 58,693 $ 2,103
Gas - 0 .07%
Atmos Energy Corp 25,188 2,870
NiSource Inc 70,098 1,820
$ 4,690
Hand & Machine Tools - 0 .07%
Snap-on Inc 8,953 2,596
Stanley Black & Decker Inc 26,006 2,426
$ 5,022
Healthcare - Products - 3 .42%
Abbott Laboratories 294,356 33,306
Agilent Technologies Inc 49,629 6,457
Align Technology Inc
(d)
12,081 3,229
Baxter International Inc 86,052 3,329
Bio-Techne Corp 26,824 1,886
Boston Scientific Corp
(d)
248,365 15,712
Cooper Cos Inc/The 8,401 3,134
Danaher Corp 111,552 26,762
DENTSPLY SIRONA Inc 35,937 1,249
Edwards Lifesciences Corp
(d)
102,877 8,073
GE HealthCare Technologies Inc 66,409 4,872
Hologic Inc
(d)
41,548 3,093
IDEXX Laboratories Inc
(d)
14,096 7,261
Insulet Corp
(d)
11,845 2,261
Intuitive Surgical Inc
(d)
59,718 22,586
Medtronic PLC 225,688 19,757
ResMed Inc 24,950 4,745
Revvity Inc 20,933 2,244
STERIS PLC 16,757 3,669
Stryker Corp 57,351 19,240
Teleflex Inc 7,972 1,936
Thermo Fisher Scientific Inc 65,536 35,323
Waters Corp
(d)
10,030 3,187
West Pharmaceutical Services Inc 12,549 4,681
Zimmer Biomet Holdings Inc 35,448 4,452
$ 242,444
Healthcare - Services - 2 .07%
Catalent Inc
(d)
30,579 1,579
Centene Corp
(d)
90,613 6,824
Charles River Laboratories International Inc
(d)
8,702 1,882
DaVita Inc
(d)
9,138 988
Elevance Health Inc 39,855 19,666
HCA Healthcare Inc 33,598 10,244
Humana Inc 20,883 7,895
IQVIA Holdings Inc
(d)
31,062 6,468
Laboratory Corp of America Holdings 14,401 3,201
Molina Healthcare Inc
(d)
9,890 3,525
Quest Diagnostics Inc 19,070 2,449
UnitedHealth Group Inc 156,889 80,287
Universal Health Services Inc 10,349 1,644
$ 146,652
Home Builders - 0 .30%
DR Horton Inc 51,119 7,305
Lennar Corp - A Shares 42,432 6,358
NVR Inc
(d)
540 3,821
PulteGroup Inc 36,570 3,824
$ 21,308
Home Furnishings - 0 .01%
Whirlpool Corp 9,305 1,019
Insurance - 3 .77%
Aflac Inc 90,202 7,608
Allstate Corp/The 44,388 6,891
American International Group Inc 119,081 8,277
Aon PLC 33,961 10,135
Arch Capital Group Ltd
(d)
63,298 5,218
Arthur J Gallagher & Co 36,620 8,502
Assurant Inc 8,920 1,498
Berkshire Hathaway Inc - Class B
(d)
308,618 118,429
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 40,066 $ 3,108
Chubb Ltd 69,204 16,955
Cincinnati Financial Corp 26,616 2,949
Everest Group Ltd 7,362 2,834
Globe Life Inc 14,528 1,784
Hartford Financial Services Group Inc/The 51,018 4,437
Loews Corp 31,053 2,263
Marsh & McLennan Cos Inc 83,637 16,212
MetLife Inc 105,465 7,311
Principal Financial Group Inc 37,205 2,943
Progressive Corp/The 99,237 17,689
Prudential Financial Inc 61,234 6,425
Travelers Cos Inc/The 38,742 8,188
W R Berkley Corp 34,554 2,829
Willis Towers Watson PLC 17,516 4,314
$ 266,799
Internet - 11 .06%
Airbnb Inc
(d)
73,741 10,629
Alphabet Inc - A Shares
(d)
1,003,822 140,635
Alphabet Inc - C Shares
(d)
844,845 119,799
Amazon.com Inc
(d)
1,542,530 239,401
Booking Holdings Inc
(d)
5,919 20,761
CDW Corp/DE 22,723 5,152
eBay Inc 88,035 3,616
Etsy Inc
(d)
20,312 1,352
Expedia Group Inc
(d)
22,615 3,354
F5 Inc
(d)
10,126 1,860
Gen Digital Inc 95,637 2,246
Match Group Inc
(d)
46,106 1,769
Meta Platforms Inc 376,494 146,885
Netflix Inc
(d)
74,241 41,880
Palo Alto Networks Inc
(d)
52,720 17,846
Uber Technologies Inc
(d)
349,056 22,783
VeriSign Inc
(d)
15,068 2,997
$ 782,965
Iron & Steel - 0 .15%
Nucor Corp 41,700 7,795
Steel Dynamics Inc 25,801 3,114
$ 10,909
Leisure Products & Services - 0 .13%
Carnival Corp
(d)
170,895 2,833
Norwegian Cruise Line Holdings Ltd
(d)
72,162 1,285
Royal Caribbean Cruises Ltd
(d)
39,987 5,098
$ 9,216
Lodging - 0 .35%
Hilton Worldwide Holdings Inc 43,499 8,307
Las Vegas Sands Corp 62,615 3,063
Marriott International Inc/MD 41,846 10,032
MGM Resorts International
(d)
46,353 2,010
Wynn Resorts Ltd 16,285 1,538
$ 24,950
Machinery - Construction & Mining - 0 .37%
Caterpillar Inc 86,532 25,986
Machinery - Diversified - 0 .73%
Deere & Co 45,432 17,881
Dover Corp 23,729 3,554
IDEX Corp 12,828 2,713
Ingersoll Rand Inc 68,663 5,483
Nordson Corp 9,188 2,313
Otis Worldwide Corp 69,420 6,140
Rockwell Automation Inc 19,452 4,927
Westinghouse Air Brake Technologies Corp 30,390 3,998
Xylem Inc/NY 40,892 4,598
$ 51,607
Media - 1 .13%
Charter Communications Inc
(d)
17,062 6,325
Comcast Corp - Class A 681,140 31,700
FactSet Research Systems Inc 6,444 3,067

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - A Shares 41,936 $ 1,354
Fox Corp - B Shares 22,378 672
News Corp - A Shares 64,555 1,591
News Corp - B Shares
(e)
19,474 498
Paramount Global - Class B 81,836 1,194
Walt Disney Co/The 310,372 29,811
Warner Bros Discovery Inc
(d)
376,407 3,772
$ 79,984
Mining - 0 .23%
Freeport-McMoRan Inc 243,235 9,654
Newmont Corp 195,488 6,746
$ 16,400
Miscellaneous Manufacturers - 0 .94%
3M Co 93,685 8,839
A O Smith Corp 20,834 1,617
Axon Enterprise Inc
(d)
11,946 2,975
General Electric Co 184,614 24,447
Illinois Tool Works Inc 46,444 12,117
Parker-Hannifin Corp 21,791 10,122
Teledyne Technologies Inc
(d)
8,002 3,349
Textron Inc 33,247 2,816
$ 66,282
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
8,712 2,087
Oil & Gas - 3 .08%
APA Corp 52,026 1,630
Chevron Corp 297,790 43,903
ConocoPhillips 201,411 22,532
Coterra Energy Inc 127,589 3,174
Devon Energy Corp 108,678 4,567
Diamondback Energy Inc 30,360 4,668
EOG Resources Inc 98,914 11,255
EQT Corp 69,770 2,470
Exxon Mobil Corp 679,451 69,854
Hess Corp 46,892 6,590
Marathon Oil Corp 99,272 2,268
Marathon Petroleum Corp 64,406 10,666
Occidental Petroleum Corp 111,999 6,448
Phillips 66 74,627 10,769
Pioneer Natural Resources Co 39,575 9,096
Valero Energy Corp 57,749 8,021
$ 217,911
Oil & Gas Services - 0 .31%
Baker Hughes Co 170,680 4,864
Halliburton Co 151,822 5,413
Schlumberger NV 242,297 11,800
$ 22,077
Packaging & Containers - 0 .13%
Amcor PLC 245,162 2,312
Ball Corp 53,482 2,965
Packaging Corp of America 15,203 2,522
Westrock Co 43,492 1,751
$ 9,550
Pharmaceuticals - 5 .48%
AbbVie Inc 299,475 49,234
Becton Dickinson & Co 49,209 11,752
Bristol-Myers Squibb Co 345,141 16,867
Cardinal Health Inc 41,807 4,565
Cencora Inc 28,278 6,580
Cigna Group/The 49,635 14,938
CVS Health Corp 217,863 16,202
Dexcom Inc
(d)
65,538 7,953
Eli Lilly & Co 135,261 87,326
Henry Schein Inc
(d)
22,151 1,658
Johnson & Johnson 408,328 64,883
McKesson Corp 22,571 11,283
Merck & Co Inc 429,826 51,914
Pfizer Inc 957,755 25,936
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc 203,491 $ 2,395
Zoetis Inc 77,877 14,626
$ 388,112
Pipelines - 0 .32%
Kinder Morgan Inc 328,018 5,550
ONEOK Inc 98,814 6,744
Targa Resources Corp 37,822 3,213
Williams Cos Inc/The 206,345 7,152
$ 22,659
Private Equity - 0 .21%
Blackstone Inc 120,523 14,999
Real Estate - 0 .06%
CBRE Group Inc
(d)
51,700 4,462
REITs - 2 .17%
Alexandria Real Estate Equities Inc 26,527 3,207
American Tower Corp 79,072 15,470
AvalonBay Communities Inc 24,088 4,312
Boston Properties Inc 24,490 1,629
Camden Property Trust 18,111 1,700
Crown Castle Inc 73,617 7,969
Digital Realty Trust Inc 51,371 7,216
Equinix Inc 15,923 13,212
Equity Residential 58,612 3,528
Essex Property Trust Inc 10,888 2,540
Extra Space Storage Inc 35,838 5,176
Federal Realty Investment Trust 12,459 1,268
Healthpeak Properties Inc 92,797 1,717
Host Hotels & Resorts Inc 119,659 2,300
Invitation Homes Inc 97,574 3,213
Iron Mountain Inc 49,529 3,344
Kimco Realty Corp 105,145 2,124
Mid-America Apartment Communities Inc 19,793 2,501
Prologis Inc 156,727 19,856
Public Storage 26,844 7,602
Realty Income Corp 141,037 7,671
Regency Centers Corp 27,866 1,746
SBA Communications Corp 18,301 4,097
Simon Property Group Inc 55,338 7,670
UDR Inc 51,331 1,849
Ventas Inc 68,253 3,166
VICI Properties Inc 175,478 5,285
Welltower Inc 93,881 8,122
Weyerhaeuser Co 123,825 4,058
$ 153,548
Retail - 4 .87%
AutoZone Inc
(d)
2,992 8,264
Bath & Body Works Inc 38,568 1,645
Best Buy Co Inc 32,855 2,382
CarMax Inc
(d)
26,912 1,916
Chipotle Mexican Grill Inc
(d)
4,656 11,215
Costco Wholesale Corp 75,099 52,185
Darden Restaurants Inc 20,409 3,318
Dollar General Corp 37,229 4,917
Dollar Tree Inc
(d)
35,453 4,631
Domino's Pizza Inc 5,917 2,522
Genuine Parts Co 23,781 3,335
Home Depot Inc/The 169,634 59,874
Lowe's Cos Inc 97,892 20,835
Lululemon Athletica Inc
(d)
19,533 8,864
McDonald's Corp 123,035 36,015
O'Reilly Automotive Inc
(d)
10,036 10,267
Ross Stores Inc 57,440 8,058
Starbucks Corp 193,810 18,030
Target Corp 78,299 10,890
TJX Cos Inc/The 194,062 18,418
Tractor Supply Co 18,339 4,119
Ulta Beauty Inc
(d)
8,351 4,193
Walgreens Boots Alliance Inc 121,628 2,745
Walmart Inc 241,971 39,986

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 47,547 $ 6,157
$ 344,781
Semiconductors - 8 .43%
Advanced Micro Devices Inc
(d)
274,054 45,956
Analog Devices Inc 84,525 16,259
Applied Materials Inc 141,895 23,313
Broadcom Inc 74,455 87,857
Intel Corp 715,124 30,808
KLA Corp 23,058 13,697
Lam Research Corp 22,355 18,447
Microchip Technology Inc 91,774 7,817
Micron Technology Inc 186,249 15,971
Monolithic Power Systems Inc 8,125 4,897
NVIDIA Corp 418,967 257,778
NXP Semiconductors NV 43,723 9,207
ON Semiconductor Corp
(d)
73,057 5,197
Qorvo Inc
(d)
16,513 1,647
QUALCOMM Inc 188,790 28,037
Skyworks Solutions Inc 27,037 2,824
Teradyne Inc 25,932 2,505
Texas Instruments Inc 154,052 24,667
$ 596,884
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,738 1,745
Software - 11 .34%
Adobe Inc
(d)
77,229 47,710
Akamai Technologies Inc
(d)
25,584 3,153
ANSYS Inc
(d)
14,721 4,826
Autodesk Inc
(d)
36,259 9,203
Broadridge Financial Solutions Inc 19,956 4,075
Cadence Design Systems Inc
(d)
46,148 13,312
Dayforce Inc
(d)
26,456 1,839
Electronic Arts Inc 41,517 5,712
Fair Isaac Corp
(d)
4,193 5,027
Fidelity National Information Services Inc 100,499 6,257
Fiserv Inc
(d)
101,806 14,443
Intuit Inc 47,539 30,013
Jack Henry & Associates Inc 12,354 2,049
Microsoft Corp 1,260,674 501,219
MSCI Inc 13,416 8,031
Oracle Corp 269,500 30,103
Paychex Inc 54,532 6,638
Paycom Software Inc 8,320 1,583
PTC Inc
(d)
20,157 3,641
Roper Technologies Inc 18,120 9,730
Salesforce Inc
(d)
165,043 46,392
ServiceNow Inc
(d)
34,771 26,614
Synopsys Inc
(d)
25,797 13,759
Take-Two Interactive Software Inc
(d)
26,827 4,424
Tyler Technologies Inc
(d)
7,138 3,018
$ 802,771
Telecommunications - 1 .78%
Arista Networks Inc
(d)
42,742 11,056
AT&T Inc 1,212,800 21,454
Cisco Systems Inc 687,061 34,477
Corning Inc 130,247 4,232
Juniper Networks Inc 54,088 1,999
Motorola Solutions Inc 28,152 8,995
T-Mobile US Inc 86,313 13,916
Verizon Communications Inc 713,108 30,200
$ 126,329
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 22,122 1,083
Transportation - 1 .22%
CH Robinson Worldwide Inc 19,785 1,664
CSX Corp 335,196 11,966
Expeditors International of Washington Inc 24,662 3,116
FedEx Corp 39,235 9,467
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 13,822 $ 2,778
Norfolk Southern Corp 38,358 9,023
Old Dominion Freight Line Inc 15,177 5,935
Union Pacific Corp 103,402 25,223
United Parcel Service Inc 122,681 17,408
$ 86,580
Water - 0 .06%
American Water Works Co Inc 33,026 4,096
TOTAL COMMON STOCKS $ 6,900,425
Total Investments $ 7,072,947
Other Assets and Liabilities -  0.12% 8,683
TOTAL NET ASSETS - 100.00% $ 7,081,630
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $129 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $126 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Technology 27 .71%
Consumer, Non-cyclical 18 .56%
Communications 14 .04%
Financial 13 .75%
Consumer, Cyclical 8 .35%
Industrial 7 .25%
Energy 3 .78%
Utilities 2 .18%
Money Market Funds 2 .11%
Basic Materials 1 .82%
Exchange-Traded Funds 0 .33%
Other Assets and Liabilities
0 .12%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 140,635 $ 235,171 $ 226,363 $ 149,443
$ 140,635 $ 235,171 $ 226,363 $ 149,443
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 2,608 $ — $ — $ —
$ 2,608 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2024 Long 637 $ 155,125 $ 4,682
Total $ 4,682
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .87 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .35%
iShares Russell 1000 Value ETF 63,961 $ 10,576
Money Market Funds - 2 .52%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
795,741 796
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(c)
75,716,303 75,716
$ 76,512
TOTAL INVESTMENT COMPANIES $ 87,088
COMMON STOCKS - 97 .29 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 9,217 $ 304
Omnicom Group Inc 4,701 425
$ 729
Aerospace & Defense - 0 .39%
Boeing Co/The
(d)
11,588 2,446
Curtiss-Wright Corp 947 211
General Dynamics Corp 5,884 1,559
HEICO Corp 75 14
HEICO Corp - Class A 132 19
Hexcel Corp 1,990 132
Howmet Aerospace Inc 9,066 510
L3Harris Technologies Inc 4,533 945
Mercury Systems Inc
(d)
1,355 40
Northrop Grumman Corp 3,251 1,452
RTX Corp 34,601 3,153
Spirit AeroSystems Holdings Inc
(d)
2,420 66
TransDigm Group Inc 1,062 1,160
$ 11,707
Agriculture - 1 .36%
Altria Group Inc 42,971 1,724
Archer-Daniels-Midland Co 12,815 712
Bunge Global SA 3,466 305
Darling Ingredients Inc
(d)
3,773 164
Philip Morris International Inc 422,269 38,363
$ 41,268
Airlines - 0 .05%
Alaska Air Group Inc
(d)
2,889 103
American Airlines Group Inc
(d)
10,299 147
Delta Air Lines Inc 14,608 572
Southwest Airlines Co 14,224 425
United Airlines Holdings Inc
(d)
7,806 323
$ 1,570
Apparel - 0 .09%
Birkenstock Holding Plc
(d),(e)
375 17
Capri Holdings Ltd
(d)
2,887 141
Carter's Inc 932 70
Columbia Sportswear Co 915 73
NIKE Inc 13,354 1,356
PVH Corp 1,429 172
Ralph Lauren Corp 1,013 146
Skechers USA Inc
(d)
2,963 185
Tapestry Inc 5,140 199
Under Armour Inc - Class A
(d)
5,155 39
Under Armour Inc - Class C
(d)
5,068 38
VF Corp 8,814 145
$ 2,581
Automobile Manufacturers - 0 .16%
Cummins Inc 3,395 812
Ford Motor Co 94,399 1,106
General Motors Co 32,956 1,279
Lucid Group Inc
(d),(e)
17,179 58
PACCAR Inc 12,324 1,237
Rivian Automotive Inc
(d)
15,909 244
$ 4,736
Automobile Parts & Equipment - 1 .06%
Allison Transmission Holdings Inc 1,860 113
Aptiv PLC
(d)
385,130 31,323
BorgWarner Inc 5,570 189
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Gentex Corp 5,594 $ 185
Lear Corp 1,380 183
Phinia Inc 1,274 39
QuantumScape Corp
(d)
8,728 59
$ 32,091
Banks - 7 .34%
Bank of America Corp 1,203,446 40,929
Bank of New York Mellon Corp/The 18,516 1,027
Bank OZK 2,697 122
BOK Financial Corp 736 62
Citigroup Inc 46,014 2,585
Citizens Financial Group Inc 11,181 366
Columbia Banking System Inc 5,232 105
Comerica Inc 3,123 164
Commerce Bancshares Inc/MO 2,843 148
Cullen/Frost Bankers Inc 1,389 147
East West Bancorp Inc 3,335 243
Fifth Third Bancorp 16,243 556
First Citizens BancShares Inc/NC 238 359
First Hawaiian Inc 3,279 71
First Horizon Corp 13,346 190
FNB Corp/PA 8,244 109
Goldman Sachs Group Inc/The 84,746 32,543
Huntington Bancshares Inc/OH 34,425 438
JPMorgan Chase & Co 242,159 42,223
KeyCorp 22,287 324
M&T Bank Corp 166,614 23,010
Morgan Stanley 28,923 2,523
Northern Trust Corp 4,880 389
NU Holdings Ltd/Cayman Islands
(d)
18,392 158
Pinnacle Financial Partners Inc 1,775 157
PNC Financial Services Group Inc/The 9,574 1,448
Popular Inc 1,763 151
Prosperity Bancshares Inc 2,184 140
Regions Financial Corp 22,373 418
State Street Corp 7,407 547
Synovus Financial Corp 3,634 137
Truist Financial Corp 31,903 1,182
US Bancorp 409,166 16,996
Webster Financial Corp 4,131 204
Wells Fargo & Co 1,029,711 51,671
Western Alliance Bancorp 2,561 164
Wintrust Financial Corp 1,521 147
Zions Bancorp NA 3,456 145
$ 222,298
Beverages - 1 .45%
Boston Beer Co Inc/The
(d)
11 4
Brown-Forman Corp - A Shares
(e)
188 11
Brown-Forman Corp - B Shares 982 54
Coca-Cola Co/The 47,228 2,809
Constellation Brands Inc 3,463 849
Keurig Dr Pepper Inc 456,478 14,352
Molson Coors Beverage Co 4,160 257
PepsiCo Inc 151,286 25,496
$ 43,832
Biotechnology - 0 .34%
Alnylam Pharmaceuticals Inc
(d)
562 97
Amgen Inc 4,099 1,288
Biogen Inc
(d)
3,449 851
BioMarin Pharmaceutical Inc
(d)
3,927 346
Bio-Rad Laboratories Inc
(d)
517 166
Certara Inc
(d)
2,079 34
Corteva Inc 17,152 780
Exelixis Inc
(d)
2,128 46
Gilead Sciences Inc 30,068 2,353
Illumina Inc
(d)
2,631 376
Incyte Corp
(d)
1,115 66
Ionis Pharmaceuticals Inc
(d)
328 17
Karuna Therapeutics Inc
(d)
108 34

Schedule of Investments
LargeCap Value Fund III
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Maravai LifeSciences Holdings Inc
(d)
904 $ 5
Moderna Inc
(d)
7,975 806
Regeneron Pharmaceuticals Inc
(d)
2,300 2,168
Roivant Sciences Ltd
(d)
257 3
Royalty Pharma PLC 8,876 252
United Therapeutics Corp
(d)
1,073 230
Vertex Pharmaceuticals Inc
(d)
533 231
$ 10,149
Building Materials - 1 .25%
Armstrong World Industries Inc 716 71
AZEK Co Inc/The
(d)
3,039 117
Builders FirstSource Inc
(d)
2,944 511
Carrier Global Corp 20,033 1,096
CRH PLC 434,489 31,179
Eagle Materials Inc 309 70
Fortune Brands Innovations Inc 2,999 233
Hayward Holdings Inc
(d)
3,425 43
Johnson Controls International plc 16,356 862
Lennox International Inc 774 331
Louisiana-Pacific Corp 1,482 99
Martin Marietta Materials Inc 1,489 757
Masco Corp 5,369 361
MDU Resources Group Inc 4,655 91
Mohawk Industries Inc
(d)
1,323 138
Owens Corning 2,124 322
Trane Technologies PLC 3,845 969
Vulcan Materials Co 2,470 558
$ 37,808
Chemicals - 2 .82%
Air Products and Chemicals Inc 136,069 34,794
Albemarle Corp 2,779 319
Ashland Inc 1,095 103
Axalta Coating Systems Ltd
(d)
892,297 28,929
Celanese Corp 2,340 342
CF Industries Holdings Inc 4,652 351
Chemours Co/The 3,427 103
Dow Inc 17,017 912
DuPont de Nemours Inc 187,135 11,565
Eastman Chemical Co 2,809 235
Ecolab Inc 1,333 264
Element Solutions Inc 5,627 125
FMC Corp 2,517 141
Huntsman Corp 3,897 96
International Flavors & Fragrances Inc 6,101 492
Linde PLC 10,538 4,266
LyondellBasell Industries NV 6,214 585
Mosaic Co/The 7,907 243
NewMarket Corp 144 80
Olin Corp 2,930 153
PPG Industries Inc 4,215 594
RPM International Inc 2,438 260
Sherwin-Williams Co/The 938 286
Valvoline Inc
(d)
2,354 86
Westlake Corp 746 103
$ 85,427
Commercial Services - 1 .19%
ADT Inc 5,746 38
Affirm Holdings Inc
(d)
5,406 219
Aramark 902,168 26,235
Automatic Data Processing Inc 1,397 343
Avis Budget Group Inc 342 56
Block Inc
(d)
8,183 532
Bright Horizons Family Solutions Inc
(d)
1,159 114
Cintas Corp 239 144
Clarivate PLC
(d)
10,851 97
CoStar Group Inc
(d)
5,504 459
Driven Brands Holdings Inc
(d)
1,155 15
Dun & Bradstreet Holdings Inc 6,284 73
Equifax Inc 935 228
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Euronet Worldwide Inc
(d)
545 $ 54
FleetCor Technologies Inc
(d)
144 42
FTI Consulting Inc
(d)
671 129
Global Payments Inc 6,198 826
Grand Canyon Education Inc
(d)
493 64
GXO Logistics Inc
(d)
2,774 151
H&R Block Inc 1,326 62
Hertz Global Holdings Inc
(d)
3,671 31
ManpowerGroup Inc 1,134 84
Mister Car Wash Inc
(d),(e)
1,390 12
Moody's Corp 322 126
PayPal Holdings Inc
(d)
2,505 154
Quanta Services Inc 2,531 491
R1 RCM Inc
(d)
3,943 40
RB Global Inc 1,105 71
Robert Half Inc 2,491 198
S&P Global Inc 7,074 3,172
Service Corp International/US 2,240 150
TransUnion 4,596 318
U-Haul Holding Co
(d)
103 7
U-Haul Holding Co 1,426 91
United Rentals Inc 1,298 812
Vestis Corp 3,021 65
WEX Inc
(d)
533 109
WillScot Mobile Mini Holdings Corp
(d)
3,498 165
$ 35,977
Computers - 3 .39%
Accenture PLC - Class A 70,789 25,759
Amdocs Ltd 2,823 259
Apple Inc 131,521 24,252
CACI International Inc
(d)
74,206 25,507
Cognizant Technology Solutions Corp 259,299 19,997
Crane NXT Co 1,244 72
DXC Technology Co
(d)
4,716 103
Genpact Ltd 3,063 110
Hewlett Packard Enterprise Co 30,789 471
HP Inc 16,462 473
International Business Machines Corp 21,799 4,004
KBR Inc 1,963 102
Kyndryl Holdings Inc
(d)
5,242 107
Leidos Holdings Inc 3,241 358
Lumentum Holdings Inc
(d)
1,542 85
NCR Atleos Corp
(d)
1,750 39
NCR Voyix Corp
(d)
2,974 44
NetApp Inc 3,065 267
Pure Storage Inc
(d)
1,605 64
Science Applications International Corp 1,261 161
Western Digital Corp
(d)
7,793 446
$ 102,680
Consumer Products - 0 .43%
Avery Dennison Corp 1,270 253
Church & Dwight Co Inc 127,585 12,740
Kimberly-Clark Corp 517 63
Reynolds Consumer Products Inc 1,484 40
Spectrum Brands Holdings Inc 905 71
$ 13,167
Cosmetics & Personal Care - 0 .33%
Colgate-Palmolive Co 19,739 1,662
Coty Inc
(d)
8,681 105
Estee Lauder Cos Inc/The 3,760 496
Kenvue Inc 27,539 572
Olaplex Holdings Inc
(d)
2,547 6
Procter & Gamble Co/The 45,861 7,206
$ 10,047
Distribution & Wholesale - 0 .07%
Core & Main Inc
(d)
3,390 140
Fastenal Co 3,426 234
Ferguson PLC 4,632 870
LKQ Corp 6,362 297

Schedule of Investments
LargeCap Value Fund III
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
SiteOne Landscape Supply Inc
(d)
694 $ 107
Watsco Inc 605 237
WESCO International Inc 1,033 179
$ 2,064
Diversified Financial Services - 2 .85%
Affiliated Managers Group Inc 889 132
Air Lease Corp 2,385 100
Ally Financial Inc 6,465 237
American Express Co 111,556 22,394
BlackRock Inc 3,577 2,770
Blue Owl Capital Inc 9,625 150
Capital One Financial Corp 9,109 1,233
Cboe Global Markets Inc 2,511 462
Charles Schwab Corp/The 390,097 24,545
CME Group Inc 8,633 1,777
Coinbase Global Inc
(d)
4,057 520
Credit Acceptance Corp
(d)
146 79
Discover Financial Services 5,983 631
Evercore Inc - Class A 886 152
Franklin Resources Inc 6,804 181
Houlihan Lokey Inc 1,133 136
Interactive Brokers Group Inc - A Shares 2,475 220
Intercontinental Exchange Inc 13,612 1,733
Invesco Ltd 8,866 140
Janus Henderson Group PLC 3,084 89
Jefferies Financial Group Inc 4,341 177
Lazard Inc 2,522 98
Nasdaq Inc 8,165 472
OneMain Holdings Inc 2,816 134
Raymond James Financial Inc 4,523 498
Rocket Cos Inc
(d)
1,385 17
SEI Investments Co 2,410 152
SLM Corp 3,514 70
SoFi Technologies Inc
(d)
22,411 176
Stifel Financial Corp 2,371 173
Synchrony Financial 9,901 385
T Rowe Price Group Inc 5,296 574
TPG Inc 1,179 49
Tradeweb Markets Inc 1,764 168
UWM Holdings Corp
(e)
775 5
Virtu Financial Inc 2,273 38
Visa Inc 91,760 25,074
Voya Financial Inc 2,318 168
Western Union Co/The 7,164 90
XP Inc 7,119 175
$ 86,374
Electric - 4 .48%
AES Corp/The 5,997 100
Alliant Energy Corp 6,000 292
Ameren Corp 6,256 435
American Electric Power Co Inc 12,383 968
Avangrid Inc 1,836 56
Brookfield Renewable Corp 3,071 86
CenterPoint Energy Inc 15,101 422
Clearway Energy Inc - Class A 677 15
Clearway Energy Inc - Class C 2,116 51
CMS Energy Corp 6,951 397
Consolidated Edison Inc 8,338 758
Constellation Energy Corp 7,733 943
Dominion Energy Inc 20,104 919
DTE Energy Co 220,290 23,223
Duke Energy Corp 18,538 1,776
Edison International 9,084 613
Entergy Corp 302,883 30,216
Evergy Inc 5,317 270
Eversource Energy 8,334 452
Exelon Corp 23,907 832
FirstEnergy Corp 13,028 478
Hawaiian Electric Industries Inc 2,989 39
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
IDACORP Inc 1,162 $ 108
NextEra Energy Inc 432,551 25,361
NRG Energy Inc 5,468 290
OGE Energy Corp 4,760 158
PG&E Corp 48,995 827
Pinnacle West Capital Corp 257,834 17,765
PPL Corp 17,666 463
Public Service Enterprise Group Inc 11,956 693
Sempra 15,148 1,084
Southern Co/The 26,213 1,822
Vistra Corp 6,190 254
WEC Energy Group Inc 283,893 22,927
Xcel Energy Inc 13,246 793
$ 135,886
Electrical Components & Equipment - 0 .56%
Acuity Brands Inc 736 175
AMETEK Inc 5,526 895
Eaton Corp PLC 9,574 2,356
Emerson Electric Co 13,722 1,259
Generac Holdings Inc
(d)
1,445 164
Littelfuse Inc 49,448 11,962
Universal Display Corp 589 100
$ 16,911
Electronics - 2 .04%
Allegion plc 123 15
Amphenol Corp 6,961 704
Arrow Electronics Inc
(d)
1,316 146
Avnet Inc 2,096 95
Coherent Corp
(d)
3,285 156
Fortive Corp 8,500 665
Garmin Ltd 3,651 436
Honeywell International Inc 160,295 32,422
Hubbell Inc 75,579 25,362
Jabil Inc 1,098 138
Keysight Technologies Inc
(d)
3,157 484
nVent Electric PLC 3,912 235
Sensata Technologies Holding PLC 3,792 137
TD SYNNEX Corp 1,333 133
Trimble Inc
(d)
5,885 299
Vontier Corp 2,374 82
Woodward Inc 1,425 196
$ 61,705
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
2,523 369
Plug Power Inc
(d),(e)
12,125 54
Sunrun Inc
(d)
4,861 70
$ 493
Engineering & Construction - 0 .87%
AECOM 133,717 11,793
EMCOR Group Inc 715 163
Jacobs Solutions Inc 104,674 14,107
MasTec Inc
(d)
1,435 94
TopBuild Corp
(d)
718 265
$ 26,422
Entertainment - 0 .03%
AMC Entertainment Holdings Inc
(d),(e)
3,485 14
Caesars Entertainment Inc
(d)
3,054 134
Liberty Media Corp-Liberty Live - A Shares
(d)
363 13
Liberty Media Corp-Liberty Live - C Shares
(d)
1,273 47
Live Nation Entertainment Inc
(d)
2,871 255
Madison Square Garden Sports Corp
(d)
429 79
Marriott Vacations Worldwide Corp 829 70
Penn Entertainment Inc
(d)
3,448 78
Vail Resorts Inc 813 181
$ 871

Schedule of Investments
LargeCap Value Fund III
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0 .48%
Clean Harbors Inc
(d)
1,200 $ 202
Pentair PLC 3,902 286
Republic Services Inc 4,952 847
Stericycle Inc
(d)
2,123 102
Tetra Tech Inc 1,013 160
Veralto Corp 5,242 402
Waste Management Inc 67,982 12,619
$ 14,618
Food - 1 .08%
Albertsons Cos Inc 9,102 193
Campbell Soup Co 4,554 203
Conagra Brands Inc 11,381 332
Flowers Foods Inc 4,328 99
General Mills Inc 13,981 907
Grocery Outlet Holding Corp
(d)
2,449 61
Hershey Co/The 127,904 24,754
Hormel Foods Corp 6,915 210
Ingredion Inc 1,550 167
J M Smucker Co/The 2,451 322
Kellanova 6,207 340
Kraft Heinz Co/The 19,315 717
Kroger Co/The 15,688 724
Lamb Weston Holdings Inc 159 16
McCormick & Co Inc/MD 6,004 409
Mondelez International Inc 32,717 2,463
Performance Food Group Co
(d)
2,039 148
Pilgrim's Pride Corp
(d)
697 19
Post Holdings Inc
(d)
1,184 110
Seaboard Corp 6 22
Tyson Foods Inc 6,638 363
US Foods Holding Corp
(d)
5,410 249
WK Kellogg Co 1,207 16
$ 32,844
Forest Products & Paper - 0 .01%
International Paper Co 8,280 297
Gas - 0 .03%
Atmos Energy Corp 3,545 404
National Fuel Gas Co 2,048 97
NiSource Inc 9,885 257
UGI Corp 5,031 111
$ 869
Hand & Machine Tools - 0 .55%
Lincoln Electric Holdings Inc 70 16
MSA Safety Inc 706 116
Regal Rexnord Corp 1,558 208
Snap-on Inc 1,233 357
Stanley Black & Decker Inc 172,577 16,102
$ 16,799
Healthcare - Products - 4 .51%
Abbott Laboratories 361,509 40,905
Agilent Technologies Inc 1,295 168
Avantor Inc
(d)
1,264,046 29,060
Azenta Inc
(d)
1,370 89
Baxter International Inc 12,094 468
Bio-Techne Corp 173 12
Boston Scientific Corp
(d)
35,188 2,226
Cooper Cos Inc/The 1,173 438
Danaher Corp 119,266 28,613
DENTSPLY SIRONA Inc 5,036 175
Enovis Corp
(d)
1,209 71
Envista Holdings Corp
(d)
3,772 89
Exact Sciences Corp
(d)
2,767 181
GE HealthCare Technologies Inc 8,658 635
Globus Medical Inc
(d)
1,957 103
Hologic Inc
(d)
5,803 432
ICU Medical Inc
(d)
465 43
Integra LifeSciences Holdings Corp
(d)
1,762 71
Medtronic PLC 304,628 26,667
QIAGEN NV
(d)
5,367 234
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
QuidelOrtho Corp
(d)
1,232 $ 84
Repligen Corp
(d)
769 146
Revvity Inc 2,967 318
STERIS PLC 2,369 519
Stryker Corp 6,370 2,137
Tandem Diabetes Care Inc
(d)
1,521 35
Teleflex Inc 1,113 270
Thermo Fisher Scientific Inc 3,567 1,923
Zimmer Biomet Holdings Inc 5,031 632
$ 136,744
Healthcare - Services - 3 .54%
Acadia Healthcare Co Inc
(d)
2,120 174
agilon health Inc
(d)
554 3
Amedisys Inc
(d)
739 70
Catalent Inc
(d)
4,279 221
Centene Corp
(d)
12,834 967
Charles River Laboratories International Inc
(d)
1,225 265
Chemed Corp 97 57
Elevance Health Inc 79,668 39,312
Encompass Health Corp 2,177 155
Fortrea Holdings Inc
(d)
2,041 63
Ginkgo Bioworks Holdings Inc
(d),(e)
32,594 39
HCA Healthcare Inc 3,779 1,152
Humana Inc 1,707 645
ICON PLC
(d)
1,649 430
IQVIA Holdings Inc
(d)
307 64
Laboratory Corp of America Holdings 2,023 450
Molina Healthcare Inc
(d)
639 228
Quest Diagnostics Inc 2,657 341
Sotera Health Co
(d)
573 8
Teladoc Health Inc
(d)
3,799 74
Tenet Healthcare Corp
(d)
2,391 198
UnitedHealth Group Inc 121,509 62,181
Universal Health Services Inc 1,428 227
$ 107,324
Home Builders - 0 .11%
DR Horton Inc 7,480 1,069
Lennar Corp - A Shares 5,891 883
Lennar Corp - B Shares 344 47
NVR Inc
(d)
65 460
PulteGroup Inc 5,134 537
Thor Industries Inc 1,281 145
Toll Brothers Inc 2,560 254
$ 3,395
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,364 113
Leggett & Platt Inc 3,054 71
Tempur Sealy International Inc 3,158 158
Whirlpool Corp 1,254 137
$ 479
Housewares - 0 .00%
Newell Brands Inc 8,770 73
Insurance - 6 .80%
Aflac Inc 14,190 1,197
Allstate Corp/The 209,641 32,547
American Financial Group Inc/OH 1,714 206
American International Group Inc 841,390 58,485
Aon PLC 4,756 1,419
Arch Capital Group Ltd
(d)
7,344 605
Arthur J Gallagher & Co 110,569 25,670
Assurant Inc 1,239 208
Assured Guaranty Ltd 1,296 105
Axis Capital Holdings Ltd 1,792 107
Berkshire Hathaway Inc - Class B
(d)
109,101 41,867
Brighthouse Financial Inc
(d)
1,345 70
Brown & Brown Inc 3,440 267
Chubb Ltd 9,764 2,392
Cincinnati Financial Corp 3,648 404
CNA Financial Corp 484 21

Schedule of Investments
LargeCap Value Fund III
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Corebridge Financial Inc 5,516 $ 133
Everest Group Ltd 897 345
Fidelity National Financial Inc 6,197 310
First American Financial Corp 2,371 143
Globe Life Inc 2,097 258
Hanover Insurance Group Inc/The 818 108
Hartford Financial Services Group Inc/The 7,097 617
Kemper Corp 1,389 83
Lincoln National Corp 3,532 97
Loews Corp 4,420 322
Markel Group Inc
(d)
321 481
Marsh & McLennan Cos Inc 2,356 457
MetLife Inc 15,232 1,056
MGIC Investment Corp 6,982 139
Old Republic International Corp 6,275 176
Primerica Inc 288 67
Progressive Corp/The 76,742 13,680
Prudential Financial Inc 8,728 916
Reinsurance Group of America Inc 1,566 272
RenaissanceRe Holdings Ltd 863 197
RLI Corp 722 98
Travelers Cos Inc/The 5,480 1,158
Unum Group 4,681 226
W R Berkley Corp 4,794 393
White Mountains Insurance Group Ltd 64 101
Willis Towers Watson PLC 75,266 18,538
$ 205,941
Internet - 1 .64%
Alphabet Inc - A Shares
(d)
330,949 46,366
CDW Corp/DE 207 47
DoorDash Inc - Class A
(d)
1,580 165
eBay Inc 11,994 493
Etsy Inc
(d)
1,242 83
Expedia Group Inc
(d)
932 138
F5 Inc
(d)
1,416 260
Gen Digital Inc 11,182 263
GoDaddy Inc
(d)
1,374 146
IAC Inc
(d)
1,707 86
Maplebear Inc
(d),(e)
114 3
Match Group Inc
(d)
512 20
Okta Inc
(d)
3,425 283
Robinhood Markets Inc
(d)
16,157 173
Roku Inc
(d)
2,557 225
TripAdvisor Inc
(d)
2,773 60
VeriSign Inc
(d)
2,009 399
Wayfair Inc
(d)
1,234 62
Zillow Group Inc - A Shares
(d)
1,276 70
Zillow Group Inc - C Shares
(d)
3,671 209
$ 49,551
Iron & Steel - 0 .08%
Cleveland-Cliffs Inc
(d)
11,974 240
Nucor Corp 5,975 1,117
Reliance Steel & Aluminum Co 1,374 392
Steel Dynamics Inc 3,737 451
United States Steel Corp 5,370 253
$ 2,453
Leisure Products & Services - 0 .05%
Brunswick Corp/DE 1,535 124
Carnival Corp
(d)
23,785 394
Harley-Davidson Inc 2,965 96
Norwegian Cruise Line Holdings Ltd
(d)
8,090 144
Planet Fitness Inc
(d)
1,028 70
Polaris Inc 1,131 102
Royal Caribbean Cruises Ltd
(d)
3,891 496
$ 1,426
Lodging - 2 .14%
Boyd Gaming Corp 1,664 106
Hilton Worldwide Holdings Inc 3,234 618
Hyatt Hotels Corp 1,114 143
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging (continued)
Las Vegas Sands Corp 792,149 $ 38,752
MGM Resorts International
(d)
6,782 294
Travel + Leisure Co 999 40
Wyndham Hotels & Resorts Inc 1,800 140
Wynn Resorts Ltd 260,920 24,639
$ 64,732
Machinery - Construction & Mining - 2 .11%
BWX Technologies Inc 1,896 154
Caterpillar Inc 3,056 918
Oshkosh Corp 1,534 169
Vertiv Holdings Co 1,113,855 62,743
$ 63,984
Machinery - Diversified - 0 .18%
AGCO Corp 1,470 180
CNH Industrial NV 23,352 280
Cognex Corp 4,110 148
Crane Co 1,196 148
Deere & Co 438 172
Dover Corp 3,337 500
Esab Corp 1,301 112
Flowserve Corp 3,285 131
Gates Industrial Corp PLC
(d)
2,883 37
Graco Inc 2,337 199
IDEX Corp 1,653 350
Ingersoll Rand Inc 9,726 777
Middleby Corp/The
(d)
1,259 178
Nordson Corp 1,357 342
Otis Worldwide Corp 9,350 827
Westinghouse Air Brake Technologies Corp 4,271 562
Xylem Inc/NY 5,005 563
$ 5,506
Media - 1 .81%
Cable One Inc 120 66
Comcast Corp - Class A 1,034,906 48,164
Fox Corp - A Shares 5,925 191
Fox Corp - B Shares 3,096 93
Liberty Broadband Corp - A Shares
(d)
250 20
Liberty Broadband Corp - C Shares
(d)
2,184 171
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
621 38
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,615 310
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,918 58
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
3,539 108
New York Times Co/The 3,839 186
News Corp - A Shares 9,102 224
News Corp - B Shares
(e)
2,685 69
Nexstar Media Group Inc 505 90
Paramount Global - Class A
(e)
171 4
Paramount Global - Class B 13,791 201
Sirius XM Holdings Inc
(e)
14,848 76
Walt Disney Co/The 43,871 4,214
Warner Bros Discovery Inc
(d)
52,756 529
$ 54,812
Metal Fabrication & Hardware - 0 .01%
RBC Bearings Inc
(d)
665 179
Timken Co/The 1,410 115
Valmont Industries Inc 446 101
$ 395
Mining - 0 .09%
Alcoa Corp 4,472 133
Freeport-McMoRan Inc 34,360 1,364
MP Materials Corp
(d)
2,682 42
Newmont Corp 27,743 957
Royal Gold Inc 1,560 178
SSR Mining Inc 5,252 50
$ 2,724

Schedule of Investments
LargeCap Value Fund III
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0 .27%
3M Co 13,220 $ 1,247
A O Smith Corp 2,596 201
Carlisle Cos Inc 1,148 361
Donaldson Co Inc 1,633 105
General Electric Co 26,079 3,453
Illinois Tool Works Inc 1,317 344
ITT Inc 1,950 236
Parker-Hannifin Corp 3,078 1,430
Teledyne Technologies Inc
(d)
1,125 471
Textron Inc 4,691 397
$ 8,245
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
996 239
Oil & Gas - 7 .22%
Antero Resources Corp
(d)
6,758 151
APA Corp 969 30
Chesapeake Energy Corp 3,010 232
Chevron Corp 204,371 30,131
ConocoPhillips 233,229 26,091
Coterra Energy Inc 17,918 446
Devon Energy Corp 15,410 648
Diamondback Energy Inc 4,276 657
EOG Resources Inc 261,568 29,764
EQT Corp 8,619 305
Exxon Mobil Corp 329,302 33,856
Hess Corp 198,324 27,870
HF Sinclair Corp 3,462 196
Marathon Oil Corp 14,530 332
Marathon Petroleum Corp 9,126 1,511
Occidental Petroleum Corp 16,526 951
Ovintiv Inc 3,416 145
Phillips 66 215,995 31,170
Pioneer Natural Resources Co 143,288 32,932
Range Resources Corp 5,588 162
Southwestern Energy Co
(d)
25,999 168
Valero Energy Corp 8,162 1,134
$ 218,882
Oil & Gas Services - 1 .18%
Baker Hughes Co 24,283 692
Halliburton Co 928,576 33,103
NOV Inc 9,377 183
Schlumberger NV 34,273 1,669
TechnipFMC PLC 10,532 204
$ 35,851
Packaging & Containers - 0 .08%
Amcor PLC 34,638 327
AptarGroup Inc 1,539 200
Ardagh Group SA
(d),(f)
412 —
Ardagh Metal Packaging SA 187 1
Ball Corp 7,364 408
Berry Global Group Inc 2,880 189
Crown Holdings Inc 2,510 222
Graphic Packaging Holding Co 3,263 83
Packaging Corp of America 2,094 347
Sealed Air Corp 1,661 57
Silgan Holdings Inc 1,926 88
Sonoco Products Co 2,452 140
Westrock Co 6,067 244
$ 2,306
Pharmaceuticals - 5 .71%
Becton Dickinson & Co 130,000 31,046
Bristol-Myers Squibb Co 48,990 2,394
Cardinal Health Inc 2,881 315
Cigna Group/The 6,499 1,956
CVS Health Corp 536,053 39,866
Elanco Animal Health Inc
(d)
11,711 173
Henry Schein Inc
(d)
3,094 231
Jazz Pharmaceuticals PLC
(d)
678 83
Johnson & Johnson 316,623 50,311
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
McKesson Corp 2,008 $ 1,004
Merck & Co Inc 343,270 41,460
Organon & Co 5,895 98
Perrigo Co PLC 3,108 100
Pfizer Inc 135,528 3,670
Premier Inc 3,059 66
Viatris Inc 28,620 337
$ 173,110
Pipelines - 1 .11%
Antero Midstream Corp 5,827 71
DT Midstream Inc 2,433 131
Enbridge Inc 861,821 30,595
Kinder Morgan Inc 47,170 798
ONEOK Inc 13,215 902
Williams Cos Inc/The 29,287 1,015
$ 33,512
Private Equity - 0 .04%
Carlyle Group Inc/The 5,024 201
KKR & Co Inc 12,026 1,041
$ 1,242
Real Estate - 0 .03%
CBRE Group Inc
(d)
7,303 630
Howard Hughes Holdings Inc
(d)
777 62
Jones Lang LaSalle Inc
(d)
1,107 196
$ 888
REITs - 4 .42%
AGNC Investment Corp 16,366 155
Agree Realty Corp 2,366 141
Alexandria Real Estate Equities Inc 4,108 497
American Homes 4 Rent 7,960 279
Americold Realty Trust Inc 6,449 177
Annaly Capital Management Inc 11,807 227
Apartment Income REIT Corp 3,739 122
AvalonBay Communities Inc 3,387 606
Boston Properties Inc 3,728 248
Brixmor Property Group Inc 7,152 160
Camden Property Trust 2,456 230
Cousins Properties Inc 3,486 80
Crown Castle Inc 9,298 1,007
CubeSmart 5,340 231
Digital Realty Trust Inc 7,257 1,019
EastGroup Properties Inc 1,081 192
EPR Properties 1,710 76
Equinix Inc 1,124 933
Equity LifeStyle Properties Inc 2,837 192
Equity Residential 8,917 537
Essex Property Trust Inc 1,517 354
Extra Space Storage Inc 5,014 724
Federal Realty Investment Trust 1,905 194
First Industrial Realty Trust Inc 3,132 161
Gaming and Leisure Properties Inc 6,144 280
Healthcare Realty Trust Inc 9,080 146
Healthpeak Properties Inc 13,088 242
Highwoods Properties Inc 2,684 62
Host Hotels & Resorts Inc 16,918 325
Invitation Homes Inc 14,623 482
Iron Mountain Inc 3,473 235
Kilroy Realty Corp 2,689 96
Kimco Realty Corp 15,747 318
Lamar Advertising Co 458 48
Medical Properties Trust Inc 13,696 42
Mid-America Apartment Communities Inc 2,753 348
National Storage Affiliates Trust 1,859 69
NET Lease Office Properties 262 7
NNN REIT Inc 4,317 174
Omega Healthcare Investors Inc 5,878 170
Park Hotels & Resorts Inc 4,919 74
Prologis Inc 159,075 20,153
Public Storage 69,505 19,684

Schedule of Investments
LargeCap Value Fund III
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Rayonier Inc 3,384 $ 103
Realty Income Corp 19,931 1,084
Regency Centers Corp 4,318 271
Rexford Industrial Realty Inc 5,043 265
Rithm Capital Corp 12,138 130
SBA Communications Corp 2,307 516
Simon Property Group Inc 6,097 845
STAG Industrial Inc 4,295 159
Starwood Property Trust Inc 7,430 151
Sun Communities Inc 2,275 285
UDR Inc 7,405 267
Ventas Inc 376,678 17,474
VICI Properties Inc 1,951,710 58,785
Vornado Realty Trust 4,073 111
Welltower Inc 12,907 1,117
Weyerhaeuser Co 17,526 574
WP Carey Inc 5,048 313
$ 133,947
Retail - 5 .14%
Advance Auto Parts Inc 1,371 92
AutoNation Inc
(d)
656 92
AutoZone Inc
(d)
73 202
Bath & Body Works Inc 5,472 233
Best Buy Co Inc 4,001 290
BJ's Wholesale Club Holdings Inc
(d)
2,180 140
CarMax Inc
(d)
3,545 252
Casey's General Stores Inc 792 215
Cava Group Inc
(d)
115 5
Darden Restaurants Inc 76,107 12,373
Dick's Sporting Goods Inc 1,304 194
Dollar General Corp 131,642 17,386
Dollar Tree Inc
(d)
4,998 653
Domino's Pizza Inc 59,568 25,389
Freshpet Inc
(d)
813 70
GameStop Corp
(d),(e)
6,179 88
Gap Inc/The 4,478 84
Genuine Parts Co 3,356 471
Home Depot Inc/The 69,485 24,525
Kohl's Corp 2,850 73
Lithia Motors Inc 80,209 23,650
Lowe's Cos Inc 3,696 787
Macy's Inc 6,861 125
McDonald's Corp 10,296 3,014
MSC Industrial Direct Co Inc 1,080 107
Murphy USA Inc 20 7
Nordstrom Inc 2,942 53
Ollie's Bargain Outlet Holdings Inc
(d)
967 69
O'Reilly Automotive Inc
(d)
13,101 13,403
Penske Automotive Group Inc 451 67
Petco Health & Wellness Co Inc
(d)
1,524 4
RH
(d)
300 76
Ross Stores Inc 518 73
Victoria's Secret & Co
(d)
805 21
Walgreens Boots Alliance Inc 17,145 387
Walmart Inc 186,308 30,788
Williams-Sonoma Inc 1,333 258
Yum! Brands Inc 788 102
$ 155,818
Savings & Loans - 0 .00%
New York Community Bancorp Inc 17,011 110
TFS Financial Corp 931 12
$ 122
Semiconductors - 5 .02%
Advanced Micro Devices Inc
(d)
16,619 2,787
Analog Devices Inc 11,981 2,305
Applied Materials Inc 3,108 511
Broadcom Inc 43,366 51,172
Cirrus Logic Inc
(d)
1,273 98
Entegris Inc 3,386 398
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
GLOBALFOUNDRIES Inc
(d),(e)
1,809 $ 99
Intel Corp 101,226 4,361
IPG Photonics Corp
(d)
691 68
Lam Research Corp 162 134
Marvell Technology Inc 20,551 1,391
Microchip Technology Inc 287,383 24,480
Micron Technology Inc 26,290 2,254
MKS Instruments Inc 1,561 166
ON Semiconductor Corp
(d)
10,363 737
Qorvo Inc
(d)
2,359 235
QUALCOMM Inc 256,723 38,126
Skyworks Solutions Inc 197,338 20,614
Teradyne Inc 668 64
Texas Instruments Inc 12,925 2,070
Wolfspeed Inc
(d)
2,978 97
$ 152,167
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 931 241
Software - 5 .42%
Akamai Technologies Inc
(d)
3,577 441
ANSYS Inc
(d)
351 115
AppLovin Corp
(d)
3,944 162
Aspen Technology Inc
(d)
696 134
Bentley Systems Inc 274 14
BILL Holdings Inc
(d)
2,430 190
Broadridge Financial Solutions Inc 444 91
CCC Intelligent Solutions Holdings Inc
(d)
5,194 57
Concentrix Corp 1,011 90
Dayforce Inc
(d),(e)
3,201 222
Doximity Inc
(d)
1,747 47
Dropbox Inc - A Shares
(d)
542 17
Electronic Arts Inc 143,495 19,742
Fidelity National Information Services Inc 687,267 42,789
Fiserv Inc
(d)
10,439 1,481
Guidewire Software Inc
(d)
1,924 215
HashiCorp Inc
(d)
573 12
Informatica Inc
(d)
690 21
Jack Henry & Associates Inc 1,176 195
Microsoft Corp 97,195 38,643
MSCI Inc 930 557
nCino Inc
(d)
1,464 46
Nutanix Inc
(d)
4,405 248
Oracle Corp 239,565 26,760
Paycor HCM Inc
(d)
557 11
Playtika Holding Corp
(d)
67 —
PTC Inc
(d)
1,281 231
Roper Technologies Inc 2,547 1,368
Salesforce Inc
(d)
100,486 28,246
SentinelOne Inc
(d)
5,125 137
SS&C Technologies Holdings Inc 5,178 316
Take-Two Interactive Software Inc
(d)
3,950 651
Twilio Inc
(d)
3,360 236
Tyler Technologies Inc
(d)
235 99
UiPath Inc
(d)
2,389 55
Unity Software Inc
(d)
4,226 137
Zoom Video Communications Inc
(d)
6,110 395
ZoomInfo Technologies Inc
(d)
3,747 60
$ 164,231
Telecommunications - 0 .92%
AT&T Inc 171,723 3,038
Ciena Corp
(d)
3,525 187
Cisco Systems Inc 97,262 4,881
Corning Inc 18,205 591
Frontier Communications Parent Inc
(d),(e)
5,845 144
Iridium Communications Inc 156 6
Juniper Networks Inc 7,606 281
Motorola Solutions Inc 38,845 12,411
T-Mobile US Inc 12,594 2,030
Ubiquiti Inc 12 1

Schedule of Investments
LargeCap Value Fund III
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Verizon Communications Inc 100,941 $ 4,275
Viasat Inc
(d)
2,694 60
$ 27,905
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 3,103 152
Mattel Inc
(d)
8,413 150
$ 302
Transportation - 2 .84%
CH Robinson Worldwide Inc 660 55
CSX Corp 42,204 1,507
Expeditors International of Washington Inc 3,048 385
FedEx Corp 102,121 24,641
JB Hunt Transport Services Inc 144,983 29,139
Kirby Corp
(d)
1,358 107
Knight-Swift Transportation Holdings Inc 3,712 213
Landstar System Inc 199 38
Norfolk Southern Corp 5,460 1,284
Old Dominion Freight Line Inc 157 61
Ryder System Inc 1,007 114
Saia Inc
(d)
574 259
Schneider National Inc 1,496 37
Union Pacific Corp 107,707 26,273
United Parcel Service Inc 12,594 1,787
XPO Inc
(d)
2,699 231
$ 86,131
Water - 0 .03%
American Water Works Co Inc 4,670 579
Essential Utilities Inc 5,797 208
$ 787
TOTAL COMMON STOCKS $ 2,947,685
Total Investments $ 3,034,773
Other Assets and Liabilities -  (0.16)% (4,889)
TOTAL NET ASSETS - 100.00% $ 3,029,884
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $796 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $764 or 0.03% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 21 .48%
Consumer, Non-cyclical 19 .94%
Technology 13 .84%
Industrial 11 .64%
Energy 9 .53%
Consumer, Cyclical 8 .93%
Utilities 4 .54%
Communications 4 .39%
Basic Materials 3 .00%
Money Market Funds 2 .52%
Exchange-Traded Funds 0 .35%
Other Assets and Liabilities
( 0 .16 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 57,090 $ 363,086 $ 344,460 $ 75,716
$ 57,090 $ 363,086 $ 344,460 $ 75,716
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 824 $ — $ — $ —
$ 824 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2024 Long 91 $ 22,161 $ 381
Total $ 381
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .21 % Shares Held Value (000's)
Money Market Funds - 0 .21%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
5,025,082 $ 5,025
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b),(c)
40,494,102 40,494
$ 45,519
TOTAL INVESTMENT COMPANIES $ 45,519
COMMON STOCKS - 99 .96 % Shares Held Value (000's)
Aerospace & Defense - 10 .01%
HEICO Corp - Class A 6,723,320 $ 951,148
TransDigm Group Inc 1,143,529 1,249,511
$ 2,200,659
Beverages - 0 .45%
Brown-Forman Corp - A Shares
(d)
7,199 406
Brown-Forman Corp - B Shares 1,807,034 99,206
$ 99,612
Building Materials - 5 .13%
Martin Marietta Materials Inc 642,414 326,616
Summit Materials Inc
(e)
2,414,956 87,373
Vulcan Materials Co 3,157,417 713,608
$ 1,127,597
Chemicals - 0 .57%
Perimeter Solutions SA
(c),(e)
7,975,046 37,802
Perimeter Solutions SA - Warrants
(e)
2,883,826 —
Sherwin-Williams Co/The 284,976 86,741
$ 124,543
Commercial Services - 8 .15%
CoStar Group Inc
(e)
10,837,779 904,738
Gartner Inc
(e)
1,082,173 495,029
Moody's Corp 486,856 190,867
Verisk Analytics Inc 833,282 201,263
$ 1,791,897
Distribution & Wholesale - 6 .55%
Copart Inc
(e)
22,708,539 1,090,918
Fastenal Co 5,111,338 348,747
$ 1,439,665
Diversified Financial Services - 1 .56%
Ares Management Corp 1,148,602 139,532
Brookfield Asset Management Ltd
(d)
4,912,417 197,430
Brookfield Reinsurance Ltd
(d)
156,328 6,170
$ 343,132
Electric - 3 .46%
Brookfield Infrastructure Partners LP 17,278,353 542,368
Brookfield Renewable Corp 2,173,317 60,679
Brookfield Renewable Partners LP 6,063,106 157,701
$ 760,748
Electronics - 1 .01%
Mettler-Toledo International Inc
(e)
185,076 221,571
Entertainment - 3 .34%
Atlanta Braves Holdings Inc - C shares
(e)
121,169 4,884
Liberty Media Corp-Liberty Live - A Shares
(e)
21,874 806
Liberty Media Corp-Liberty Live - C Shares
(e)
157,552 5,872
Live Nation Entertainment Inc
(e)
5,212,666 463,146
Vail Resorts Inc 1,168,015 259,299
$ 734,007
Healthcare - Products - 2 .25%
Agilent Technologies Inc 1,788,340 232,663
Enovis Corp
(e)
473,967 27,822
IDEXX Laboratories Inc
(e)
322,752 166,243
Waters Corp
(e)
210,358 66,833
$ 493,561
Home Builders - 2 .16%
Lennar Corp - A Shares 1,237,433 185,429
Lennar Corp - B Shares 38,636 5,361
NVR Inc
(e)
40,128 283,917
$ 474,707
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 10 .29%
Aon PLC 491,335 $ 146,629
Arch Capital Group Ltd
(e)
4,389,050 361,790
Brown & Brown Inc 9,201,175 713,643
F&G Annuities & Life Inc 62,698 2,811
Fidelity National Financial Inc 19,343 968
Markel Group Inc
(e)
415,141 621,645
Progressive Corp/The 2,321,601 413,825
$ 2,261,311
Internet - 1 .91%
VeriSign Inc
(e)
1,662,970 330,731
Wix.com Ltd
(e)
706,664 89,662
$ 420,393
Lodging - 5 .32%
Hilton Worldwide Holdings Inc 5,002,385 955,256
Hyatt Hotels Corp 1,666,848 213,973
$ 1,169,229
Machinery - Diversified - 0 .17%
Cognex Corp 964,581 34,860
Esab Corp 20,468 1,760
$ 36,620
Media - 1 .27%
Liberty Broadband Corp - A Shares
(e)
26,784 2,084
Liberty Broadband Corp - C Shares
(e)
28,984 2,274
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
508,165 31,044
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
3,626,807 243,903
$ 279,305
Private Equity - 9 .54%
Brookfield Corp 27,868,154 1,105,808
KKR & Co Inc 11,435,690 990,102
$ 2,095,910
Real Estate - 2 .34%
CBRE Group Inc
(e)
4,909,111 423,706
Howard Hughes Holdings Inc
(e)
1,115,701 89,345
$ 513,051
REITs - 1 .92%
SBA Communications Corp 1,884,173 421,791
Retail - 9 .38%
CarMax Inc
(e)
6,177,258 439,697
Domino's Pizza Inc 1,184,081 504,679
Floor & Decor Holdings Inc
(e)
40,848 4,108
O'Reilly Automotive Inc
(e)
994,061 1,016,974
Ross Stores Inc 682,316 95,715
$ 2,061,173
Semiconductors - 1 .67%
Microchip Technology Inc 4,317,011 367,723
Software - 11 .51%
ANSYS Inc
(e)
361,397 118,477
Autodesk Inc
(e)
1,424,152 361,464
Constellation Software Inc/Canada 166,239 461,973
Constellation Software Inc/Canada - Warrants
(e),(f)
143,533 —
Fair Isaac Corp
(e)
192,801 231,136
Lumine Group Inc
(e)
329,031 7,755
MSCI Inc 544,747 326,096
Roper Technologies Inc 1,207,491 648,423
Tyler Technologies Inc
(e)
882,933 373,260
$ 2,528,584
TOTAL COMMON STOCKS $ 21,966,789
Total Investments $ 22,012,308
Other Assets and Liabilities -  (0.17)% (36,710)
TOTAL NET ASSETS - 100.00% $ 21,975,598

Schedule of Investments
MidCap Fund
January 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,785 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19,934 or 0.09% of net assets.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Cyclical 26 .75%
Financial 25 .65%
Industrial 16 .32%
Technology 13 .18%
Consumer, Non-cyclical 10 .85%
Utilities 3 .46%
Communications 3 .18%
Basic Materials 0 .57%
Money Market Funds 0 .21%
Other Assets and Liabilities
( 0 .17 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Perimeter Solutions SA $ 25,667 $ — $ 209 $ 37,802
Principal Government Money Market Fund - Class R-6 5.25% 157 431,096 390,759 40,494
$ 25,824 $ 431,096 $ 390,968 $ 78,296
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions SA $ — $ (434) $ — $ 12,778
Principal Government Money Market Fund - Class R-6 5.25% 294 — — —
$ 294 $ (434) $ — $ 12,778
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .70 % Shares Held Value (000's)
Money Market Funds - 2 .70%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
5,802,216 $ 5,802
TOTAL INVESTMENT COMPANIES $ 5,802
COMMON STOCKS - 96 .63 % Shares Held Value (000's)
Advertising - 1 .34%
Trade Desk Inc/The
(c)
41,965 $ 2,872
Aerospace & Defense - 1 .74%
Howmet Aerospace Inc 66,594 3,747
Apparel - 1 .50%
Deckers Outdoor Corp
(c)
2,885 2,175
On Holding AG
(c)
39,243 1,042
$ 3,217
Building Materials - 3 .63%
Builders FirstSource Inc
(c)
15,889 2,761
Vulcan Materials Co 22,283 5,036
$ 7,797
Commercial Services - 5 .31%
Cintas Corp 6,163 3,726
Global Payments Inc 41,383 5,513
Verisk Analytics Inc 8,984 2,170
$ 11,409
Computers - 5 .77%
Globant SA
(c)
14,024 3,307
Western Digital Corp
(c)
63,385 3,629
Zscaler Inc
(c)
23,137 5,452
$ 12,388
Cosmetics & Personal Care - 1 .07%
Coty Inc
(c)
189,468 2,289
Distribution & Wholesale - 1 .35%
Copart Inc
(c)
60,150 2,890
Diversified Financial Services - 8 .48%
Ameriprise Financial Inc 7,167 2,773
Apollo Global Management Inc 69,390 6,967
Interactive Brokers Group Inc - A Shares 47,619 4,226
Tradeweb Markets Inc 44,558 4,250
$ 18,216
Entertainment - 2 .07%
DraftKings Inc
(c)
113,659 4,438
Hand & Machine Tools - 1 .47%
Stanley Black & Decker Inc 33,861 3,159
Healthcare - Products - 6 .48%
Avantor Inc
(c)
187,025 4,300
Natera Inc
(c)
78,466 5,174
Repligen Corp
(c)
23,396 4,431
$ 13,905
Healthcare - Services - 3 .65%
Centene Corp
(c)
54,478 4,103
Charles River Laboratories International Inc
(c)
17,271 3,735
$ 7,838
Home Builders - 1 .51%
DR Horton Inc 22,766 3,253
Insurance - 2 .68%
W R Berkley Corp 70,341 5,760
Internet - 5 .04%
DoorDash Inc - Class A
(c)
40,805 4,252
Pinterest Inc
(c)
109,434 4,100
Spotify Technology SA
(c)
11,496 2,476
$ 10,828
Oil & Gas - 3 .17%
Matador Resources Co 46,267 2,539
Southwestern Energy Co
(c)
660,571 4,261
$ 6,800
Oil & Gas Services - 0 .97%
TechnipFMC PLC 107,916 2,087
Pharmaceuticals - 2 .93%
Dexcom Inc
(c)
51,897 6,298
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 3 .11%
KKR & Co Inc 77,049 $ 6,671
Real Estate - 0 .97%
Jones Lang LaSalle Inc
(c)
11,753 2,081
Retail - 4 .63%
Domino's Pizza Inc 12,626 5,381
Ross Stores Inc 32,477 4,556
$ 9,937
Semiconductors - 9 .08%
Entegris Inc 25,488 3,000
MACOM Technology Solutions Holdings Inc
(c)
26,257 2,264
Marvell Technology Inc 92,357 6,252
Monolithic Power Systems Inc 5,759 3,471
Rambus Inc
(c)
65,691 4,502
$ 19,489
Software - 16 .85%
Datadog Inc
(c)
19,630 2,443
HubSpot Inc
(c)
7,361 4,497
Manhattan Associates Inc
(c)
21,549 5,227
MongoDB Inc
(c)
13,577 5,438
Samsara Inc
(c)
81,748 2,567
Snowflake Inc - Class A
(c)
23,197 4,538
Synopsys Inc
(c)
10,319 5,504
Take-Two Interactive Software Inc
(c)
17,650 2,911
Veeva Systems Inc
(c)
14,744 3,058
$ 36,183
Transportation - 1 .83%
Old Dominion Freight Line Inc 10,079 3,941
TOTAL COMMON STOCKS $ 207,493
Total Investments $ 213,295
Other Assets and Liabilities -  0.67% 1,440
TOTAL NET ASSETS - 100.00% $ 214,735
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 31 .70%
Consumer, Non-cyclical 19 .44%
Financial 15 .24%
Consumer, Cyclical 11 .06%
Industrial 8 .67%
Communications 6 .38%
Energy 4 .14%
Money Market Funds 2 .70%
Other Assets and Liabilities
0 .67%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 4,345 $ 37,807 $ 36,350 $ 5,802
$ 4,345 $ 37,807 $ 36,350 $ 5,802
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 56 $ — $ — $ —
$ 56 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .77 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
iShares Russell Mid-Cap Growth ETF
(a)
34,000 $ 3,531
Money Market Funds - 1 .49%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(b),(c)
3,510,765 3,510
Principal Government Money Market Fund - Class
R-6 5.25%
(b),(d)
15,100,561 15,101
$ 18,611
TOTAL INVESTMENT COMPANIES $ 22,142
COMMON STOCKS - 98 .59 % Shares Held Value (000's)
Advertising - 0 .63%
Trade Desk Inc/The
(e)
114,266 $ 7,819
Aerospace & Defense - 1 .43%
HEICO Corp 75,201 13,506
HEICO Corp - Class A 4,054 573
Spirit AeroSystems Holdings Inc
(e)
600 16
TransDigm Group Inc 3,471 3,793
$ 17,888
Airlines - 0 .02%
American Airlines Group Inc
(e)
13,376 190
Delta Air Lines Inc 1,814 71
$ 261
Apparel - 0 .12%
Birkenstock Holding Plc
(a),(e)
509 24
Crocs Inc
(e)
3,376 343
Deckers Outdoor Corp
(e)
1,455 1,097
Skechers USA Inc
(e)
522 32
Tapestry Inc 808 31
$ 1,527
Automobile Parts & Equipment - 0 .44%
Allison Transmission Holdings Inc 521 32
Aptiv PLC
(e)
67,101 5,457
$ 5,489
Banks - 0 .07%
First Citizens BancShares Inc/NC 66 99
NU Holdings Ltd/Cayman Islands
(e)
88,932 766
$ 865
Beverages - 1 .76%
Boston Beer Co Inc/The
(e)
22,454 7,843
Brown-Forman Corp - A Shares
(a)
2,153 121
Brown-Forman Corp - B Shares 8,108 445
Celsius Holdings Inc
(e)
143,449 7,158
Monster Beverage Corp
(e)
117,586 6,470
$ 22,037
Biotechnology - 1 .59%
Alnylam Pharmaceuticals Inc
(e)
21,366 3,694
Apellis Pharmaceuticals Inc
(e)
56,977 3,606
BioMarin Pharmaceutical Inc
(e)
44,558 3,924
Certara Inc
(e)
2,391 39
Corteva Inc 88,403 4,021
Exelixis Inc
(e)
12,882 280
Illumina Inc
(e)
2,614 374
Incyte Corp
(e)
7,554 444
Ionis Pharmaceuticals Inc
(e)
6,805 350
Karuna Therapeutics Inc
(e)
1,761 552
Maravai LifeSciences Holdings Inc
(e)
3,536 21
Roivant Sciences Ltd
(e)
18,705 187
Sarepta Therapeutics Inc
(e)
17,982 2,140
Ultragenyx Pharmaceutical Inc
(e)
4,360 192
$ 19,824
Building Materials - 2 .36%
Armstrong World Industries Inc 708 70
Eagle Materials Inc 1,259 285
Fortune Brands Innovations Inc 72,579 5,632
Martin Marietta Materials Inc 19,337 9,831
Trane Technologies PLC 3,730 940
Trex Co Inc
(e)
151,382 12,335
Vulcan Materials Co 1,615 365
$ 29,458
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 0 .06%
Axalta Coating Systems Ltd
(e)
1,352 $ 44
FMC Corp 1,030 58
PPG Industries Inc 3,270 461
RPM International Inc 1,344 144
Valvoline Inc
(e)
2,008 73
$ 780
Commercial Services - 9 .77%
Avis Budget Group Inc 377 62
Block Inc
(e)
11,206 728
Booz Allen Hamilton Holding Corp 64,785 9,120
Bright Horizons Family Solutions Inc
(e)
392 38
Cintas Corp 18,781 11,355
CoStar Group Inc
(e)
196,058 16,367
Equifax Inc 48,546 11,861
Euronet Worldwide Inc
(e)
1,312 131
FleetCor Technologies Inc
(e)
13,532 3,923
FTI Consulting Inc
(e)
338 65
Gartner Inc
(e)
19,059 8,718
Global Payments Inc 46,092 6,141
Grand Canyon Education Inc
(e)
457 60
GXO Logistics Inc
(e)
137,776 7,492
H&R Block Inc 5,241 245
MarketAxess Holdings Inc 52,820 11,911
Moody's Corp 20,467 8,024
Morningstar Inc 1,423 397
Paylocity Holding Corp
(e)
2,330 369
Quanta Services Inc 15,613 3,030
RB Global Inc 161,128 10,308
Rollins Inc 14,176 614
Service Corp International/US 2,964 199
Shift4 Payments Inc
(e)
2,975 214
Toast Inc
(e)
19,671 349
U-Haul Holding Co 2,142 137
U-Haul Holding Co
(e)
130 9
United Rentals Inc 12,591 7,875
Verisk Analytics Inc 7,926 1,914
WEX Inc
(e)
1,083 221
WillScot Mobile Mini Holdings Corp
(e)
2,680 127
$ 122,004
Computers - 3 .97%
Crowdstrike Holdings Inc
(e)
60,863 17,803
EPAM Systems Inc
(e)
33,436 9,299
Genpact Ltd 2,442 88
Globant SA
(e)
66,729 15,735
HP Inc 9,792 281
KBR Inc 2,702 141
NetApp Inc 4,657 406
Pure Storage Inc
(e)
116,370 4,653
Zscaler Inc
(e)
4,914 1,158
$ 49,564
Consumer Products - 0 .20%
Avery Dennison Corp 1,470 293
Church & Dwight Co Inc 12,159 1,214
Clorox Co/The 6,869 998
$ 2,505
Distribution & Wholesale - 6 .10%
Copart Inc
(e)
355,867 17,096
Fastenal Co 188,367 12,852
Ferguson PLC 45,984 8,639
Pool Corp 36,114 13,407
SiteOne Landscape Supply Inc
(e)
797 123
Watsco Inc 31,709 12,398
WW Grainger Inc 13,070 11,706
$ 76,221
Diversified Financial Services - 1 .66%
Ameriprise Financial Inc 5,702 2,206
Apollo Global Management Inc 28,992 2,911
Ares Management Corp 42,663 5,183
Blue Owl Capital Inc 3,773 58

Schedule of Investments
MidCap Growth Fund III
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Houlihan Lokey Inc 209 $ 25
LPL Financial Holdings Inc 41,150 9,843
Rocket Cos Inc
(e)
2,332 29
SLM Corp 4,912 98
TPG Inc 1,029 43
Tradeweb Markets Inc 2,208 210
UWM Holdings Corp
(a)
1,849 12
Western Union Co/The 3,120 39
XP Inc 1,484 36
$ 20,693
Electric - 0 .05%
AES Corp/The 22,667 378
Vistra Corp 5,869 241
$ 619
Electrical Components & Equipment - 0 .02%
ChargePoint Holdings Inc
(a),(e)
17,053 32
Universal Display Corp 1,169 199
$ 231
Electronics - 0 .41%
Allegion plc 4,506 558
Amphenol Corp 16,298 1,648
Hubbell Inc 1,352 454
Jabil Inc 4,349 545
Keysight Technologies Inc
(e)
2,520 386
Mettler-Toledo International Inc
(e)
1,211 1,450
Vontier Corp 2,924 101
$ 5,142
Energy - Alternate Sources - 0 .06%
Enphase Energy Inc
(e)
7,392 770
Engineering & Construction - 0 .02%
EMCOR Group Inc 889 203
TopBuild Corp
(e)
110 40
$ 243
Entertainment - 1 .68%
Caesars Entertainment Inc
(e)
4,669 205
Churchill Downs Inc 58,629 7,092
DraftKings Inc
(e)
224,581 8,770
Live Nation Entertainment Inc
(e)
1,960 174
TKO Group Holdings Inc 3,366 282
Vail Resorts Inc 20,257 4,497
$ 21,020
Environmental Control - 0 .96%
Tetra Tech Inc 529 84
Waste Connections Inc 76,379 11,858
$ 11,942
Food - 0 .80%
Albertsons Cos Inc 1,992 42
Lamb Weston Holdings Inc 94,216 9,652
Performance Food Group Co
(e)
3,994 290
$ 9,984
Hand & Machine Tools - 0 .50%
Lincoln Electric Holdings Inc 27,760 6,169
MSA Safety Inc 341 56
$ 6,225
Healthcare - Products - 9 .65%
10X Genomics Inc
(e)
47,943 1,998
Agilent Technologies Inc 13,201 1,717
Align Technology Inc
(e)
56,204 15,024
Bio-Techne Corp 125,395 8,818
Bruker Corp 5,893 421
Exact Sciences Corp
(e)
3,436 225
Globus Medical Inc
(e)
1,866 98
IDEXX Laboratories Inc
(e)
52,671 27,130
Inspire Medical Systems Inc
(e)
1,593 336
Insulet Corp
(e)
53,249 10,163
Masimo Corp
(e)
2,394 309
Natera Inc
(e)
5,969 394
Novocure Ltd
(e)
5,811 81
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Penumbra Inc
(e)
44,645 $ 11,259
Repligen Corp
(e)
79,468 15,051
ResMed Inc 67,286 12,798
Shockwave Medical Inc
(e)
19,022 4,304
Tandem Diabetes Care Inc
(e)
485 11
Waters Corp
(e)
3,254 1,034
West Pharmaceutical Services Inc 25,127 9,373
$ 120,544
Healthcare - Services - 2 .38%
agilon health Inc
(e)
14,365 85
Chemed Corp 6,145 3,643
DaVita Inc
(e)
2,996 324
Encompass Health Corp 375 27
Ginkgo Bioworks Holdings Inc
(a),(e)
6,180 7
ICON PLC
(e)
52,937 13,809
IQVIA Holdings Inc
(e)
40,551 8,444
Medpace Holdings Inc
(e)
9,329 2,720
Molina Healthcare Inc
(e)
1,745 622
Sotera Health Co
(e)
3,846 57
$ 29,738
Home Builders - 0 .54%
DR Horton Inc 46,117 6,591
NVR Inc
(e)
14 99
$ 6,690
Home Furnishings - 0 .01%
Tempur Sealy International Inc 1,877 94
Housewares - 0 .01%
Scotts Miracle-Gro Co/The 2,288 129
Insurance - 1 .04%
Arch Capital Group Ltd
(e)
2,798 231
Arthur J Gallagher & Co 660 153
Brighthouse Financial Inc
(e)
369 19
Brown & Brown Inc 5,132 398
Equitable Holdings Inc 19,207 628
Everest Group Ltd 324 125
Kinsale Capital Group Inc 26,212 10,421
Lincoln National Corp 875 24
Primerica Inc 1,278 299
RenaissanceRe Holdings Ltd 740 169
RLI Corp 489 67
Ryan Specialty Holdings Inc
(e)
5,269 228
Willis Towers Watson PLC 713 176
$ 12,938
Internet - 3 .00%
CDW Corp/DE 67,292 15,256
Coupang Inc
(e)
60,876 852
DoorDash Inc - Class A
(e)
13,308 1,387
eBay Inc 1,836 76
Etsy Inc
(e)
3,820 254
Expedia Group Inc
(e)
5,590 829
Gen Digital Inc 4,804 113
GoDaddy Inc
(e)
4,940 527
Lyft Inc
(e)
19,054 238
Maplebear Inc
(a),(e)
873 21
Match Group Inc
(e)
141,822 5,443
Okta Inc
(e)
548 45
Palo Alto Networks Inc
(e)
27,639 9,356
Pinterest Inc
(e)
32,518 1,219
Roku Inc
(e)
845 75
Spotify Technology SA
(e)
7,787 1,677
VeriSign Inc
(e)
258 51
Wayfair Inc
(e)
1,595 80
$ 37,499
Leisure Products & Services - 0 .94%
Brunswick Corp/DE 335 27
Norwegian Cruise Line Holdings Ltd
(e)
5,652 100
Peloton Interactive Inc
(e)
18,655 104
Planet Fitness Inc
(e)
78,226 5,301

Schedule of Investments
MidCap Growth Fund III
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Polaris Inc 264 $ 24
Royal Caribbean Cruises Ltd
(e)
47,288 6,029
YETI Holdings Inc
(e)
4,807 211
$ 11,796
Lodging - 0 .55%
Choice Hotels International Inc 1,657 201
Hilton Worldwide Holdings Inc 6,339 1,211
Hyatt Hotels Corp 41,071 5,272
Travel + Leisure Co 1,768 71
Wyndham Hotels & Resorts Inc 344 27
Wynn Resorts Ltd 349 33
$ 6,815
Machinery - Construction & Mining - 0 .46%
BWX Technologies Inc 862 70
Vertiv Holdings Co 101,543 5,720
$ 5,790
Machinery - Diversified - 3 .73%
Cognex Corp 85,616 3,094
Graco Inc 124,704 10,637
IDEX Corp 48,580 10,275
Ingersoll Rand Inc 113,830 9,090
Otis Worldwide Corp 1,357 120
Rockwell Automation Inc 6,383 1,617
Toro Co/The 5,778 534
Westinghouse Air Brake Technologies Corp 83,954 11,046
Xylem Inc/NY 1,564 176
$ 46,589
Media - 0 .10%
Cable One Inc 18 10
FactSet Research Systems Inc 2,127 1,012
Liberty Broadband Corp - A Shares
(e)
190 15
Liberty Broadband Corp - C Shares
(e)
1,340 105
Nexstar Media Group Inc 633 113
$ 1,255
Metal Fabrication & Hardware - 0 .91%
Advanced Drainage Systems Inc 3,783 493
RBC Bearings Inc
(e)
40,506 10,878
Valmont Industries Inc 77 17
$ 11,388
Miscellaneous Manufacturers - 0 .57%
A O Smith Corp 716 55
Axon Enterprise Inc
(e)
27,832 6,932
Donaldson Co Inc 2,786 180
$ 7,167
Office & Business Equipment - 0 .21%
Zebra Technologies Corp
(e)
11,108 2,661
Oil & Gas - 1 .39%
Antero Resources Corp
(e)
154,725 3,457
APA Corp 15,082 472
Diamondback Energy Inc 74,636 11,474
Hess Corp 8,616 1,211
Ovintiv Inc 6,311 268
Texas Pacific Land Corp 342 500
$ 17,382
Oil & Gas Services - 1 .24%
Baker Hughes Co 348,255 9,925
Halliburton Co 154,415 5,505
$ 15,430
Packaging & Containers - 0 .03%
Ardagh Metal Packaging SA 8,026 30
Graphic Packaging Holding Co 9,041 231
Sealed Air Corp 4,410 152
$ 413
Pharmaceuticals - 4 .46%
Cardinal Health Inc 7,016 766
Cencora Inc 50,690 11,794
Dexcom Inc
(e)
262,290 31,829
Jazz Pharmaceuticals PLC
(e)
1,753 215
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Neurocrine Biosciences Inc
(e)
49,552 $ 6,926
Zoetis Inc 22,139 4,158
$ 55,688
Pipelines - 0 .28%
Antero Midstream Corp 6,254 77
Cheniere Energy Inc 13,317 2,184
New Fortress Energy Inc 3,591 119
ONEOK Inc 1,773 121
Targa Resources Corp 12,280 1,043
$ 3,544
Private Equity - 0 .06%
KKR & Co Inc 9,066 785
REITs - 1 .00%
EastGroup Properties Inc 22,238 3,946
Equity LifeStyle Properties Inc 3,222 218
Iron Mountain Inc 7,960 538
Lamar Advertising Co 3,718 389
SBA Communications Corp 29,530 6,610
Simon Property Group Inc 3,927 544
Sun Communities Inc 1,485 186
UDR Inc 1,015 37
$ 12,468
Retail - 7 .79%
AutoZone Inc
(e)
1,589 4,389
Best Buy Co Inc 1,485 108
BJ's Wholesale Club Holdings Inc
(e)
81,787 5,262
Burlington Stores Inc
(e)
31,736 6,066
CarMax Inc
(e)
487 35
Casey's General Stores Inc 21,335 5,790
Cava Group Inc
(e)
696 33
Chipotle Mexican Grill Inc
(e)
2,704 6,513
Darden Restaurants Inc 3,128 508
Dick's Sporting Goods Inc 242 36
Dollar Tree Inc
(e)
71,981 9,402
Domino's Pizza Inc 1,936 825
Five Below Inc
(e)
62,755 11,262
Floor & Decor Holdings Inc
(e)
104,616 10,520
Freshpet Inc
(e)
39,727 3,421
Lululemon Athletica Inc
(e)
12,276 5,571
Murphy USA Inc 1,019 359
Ollie's Bargain Outlet Holdings Inc
(e)
1,095 79
RH
(e)
138 35
Ross Stores Inc 100,522 14,101
Texas Roadhouse Inc 3,709 466
Tractor Supply Co 6,082 1,366
Ulta Beauty Inc
(e)
17,135 8,603
Victoria's Secret & Co
(e)
1,910 50
Wendy's Co/The 9,474 181
Williams-Sonoma Inc 452 87
Wingstop Inc 1,657 466
Yum! Brands Inc 13,678 1,771
$ 97,305
Semiconductors - 3 .79%
Allegro MicroSystems Inc
(e)
4,165 108
Entegris Inc 88,593 10,428
Lattice Semiconductor Corp
(e)
124,161 7,556
Marvell Technology Inc 110,809 7,502
Microchip Technology Inc 21,310 1,815
Monolithic Power Systems Inc 31,811 19,173
Teradyne Inc 7,131 689
$ 47,271
Software - 17 .63%
Alteryx Inc
(e)
3,395 161
ANSYS Inc
(e)
36,101 11,835
AppLovin Corp
(e)
3,002 124
Bentley Systems Inc 149,832 7,552
BILL Holdings Inc
(e)
48,342 3,773
Broadridge Financial Solutions Inc 64,458 13,163

Schedule of Investments
MidCap Growth Fund III
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Cloudflare Inc
(e)
16,145 $ 1,276
Confluent Inc
(e)
10,273 230
Datadog Inc
(e)
49,103 6,110
Dayforce Inc
(a),(e)
707 49
Descartes Systems Group Inc/The
(e)
69,319 6,072
DocuSign Inc
(e)
11,234 684
DoubleVerify Holdings Inc
(e)
7,631 305
Doximity Inc
(e)
2,896 78
Dropbox Inc - A Shares
(e)
12,744 404
Dynatrace Inc
(e)
203,890 11,622
Elastic NV
(e)
4,403 515
Fair Isaac Corp
(e)
4,992 5,984
Five9 Inc
(e)
45,672 3,465
Gitlab Inc
(e)
4,866 346
HashiCorp Inc
(e)
3,688 81
HubSpot Inc
(e)
10,319 6,305
Informatica Inc
(e)
151 5
Jack Henry & Associates Inc 52,633 8,728
Manhattan Associates Inc
(e)
3,419 829
MongoDB Inc
(e)
3,712 1,487
MSCI Inc 38,458 23,022
nCino Inc
(e)
272 9
Nutanix Inc
(e)
3,246 182
Palantir Technologies Inc
(e)
105,851 1,703
Paychex Inc 17,906 2,180
Paycom Software Inc 53,249 10,129
Paycor HCM Inc
(e)
1,679 33
Pegasystems Inc 2,330 114
Playtika Holding Corp
(e)
862 6
Procore Technologies Inc
(e)
4,417 315
PTC Inc
(e)
131,200 23,702
RingCentral Inc
(e)
4,732 160
ROBLOX Corp
(e)
25,794 1,001
SentinelOne Inc
(e)
1,732 46
Smartsheet Inc
(e)
7,100 319
Splunk Inc
(e)
8,638 1,325
Synopsys Inc
(e)
27,245 14,531
Take-Two Interactive Software Inc
(e)
25,260 4,166
Teradata Corp
(e)
5,508 254
Twilio Inc
(e)
1,549 109
Tyler Technologies Inc
(e)
47,223 19,964
UiPath Inc
(e)
16,204 372
Unity Software Inc
(e)
161,957 5,247
Veeva Systems Inc
(e)
96,677 20,052
ZoomInfo Technologies Inc
(e)
8,631 138
$ 220,262
Telecommunications - 0 .34%
Arista Networks Inc
(e)
15,383 3,979
Iridium Communications Inc 6,371 231
Ubiquiti Inc 195 25
$ 4,235
Transportation - 1 .80%
CH Robinson Worldwide Inc 4,970 418
Expeditors International of Washington Inc 1,102 139
JB Hunt Transport Services Inc 47,337 9,514
Landstar System Inc 1,577 302
Old Dominion Freight Line Inc 30,835 12,057
Saia Inc
(e)
162 73
$ 22,503
TOTAL COMMON STOCKS $ 1,231,490
Total Investments $ 1,253,632
Other Assets and Liabilities -  (0.36)% (4,529)
TOTAL NET ASSETS - 100.00% $ 1,249,103
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,379 or 0.27% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,510 or
0.28% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 30 .61%
Technology 25 .60%
Consumer, Cyclical 18 .20%
Industrial 13 .20%
Communications 4 .07%
Financial 3 .83%
Energy 2 .97%
Money Market Funds 1 .49%
Exchange-Traded Funds 0 .28%
Basic Materials 0 .06%
Utilities 0 .05%
Other Assets and Liabilities
( 0 .36 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund III
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 17,712 $ 99,072 $ 101,683 $ 15,101
$ 17,712 $ 99,072 $ 101,683 $ 15,101
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 339 $ — $ — $ —
$ 339 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2024 Long 22 $ 6,035 $ (14)
Total $ (14)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .17 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Core S&P Mid-Cap ETF 13,100 $ 3,568
Money Market Funds - 2 .92%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
1,285,346 1,285
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b),(c)
39,728,996 39,729
$ 41,014
TOTAL INVESTMENT COMPANIES $ 44,582
COMMON STOCKS - 97 .02 % Shares Held Value (000's)
Aerospace & Defense - 0 .55%
Curtiss-Wright Corp 20,953 $ 4,663
Hexcel Corp 46,086 3,060
$ 7,723
Agriculture - 0 .27%
Darling Ingredients Inc
(d)
87,413 3,785
Apparel - 2 .15%
Capri Holdings Ltd
(d)
63,680 3,104
Carter's Inc 20,179 1,526
Columbia Sportswear Co 18,899 1,498
Crocs Inc
(d)
33,188 3,368
Deckers Outdoor Corp
(d)
14,100 10,628
PVH Corp 33,110 3,982
Skechers USA Inc
(d)
73,201 4,571
Under Armour Inc - Class A
(d)
103,442 788
Under Armour Inc - Class C
(d)
105,986 784
$ 30,249
Automobile Parts & Equipment - 1 .43%
Adient PLC
(d)
51,317 1,781
Autoliv Inc 41,037 4,396
Fox Factory Holding Corp
(d)
23,221 1,464
Gentex Corp 127,807 4,234
Goodyear Tire & Rubber Co/The
(d)
155,365 2,166
Lear Corp 31,924 4,243
Visteon Corp
(d)
15,239 1,757
$ 20,041
Banks - 5 .13%
Associated Banc-Corp 81,431 1,711
Bank OZK 57,651 2,601
Cadence Bank 100,088 2,664
Columbia Banking System Inc 114,285 2,304
Commerce Bancshares Inc/MO 65,071 3,392
Cullen/Frost Bankers Inc 35,093 3,724
East West Bancorp Inc 77,220 5,622
First Financial Bankshares Inc 70,375 2,198
First Horizon Corp 306,170 4,360
FNB Corp/PA 196,616 2,591
Glacier Bancorp Inc 60,754 2,349
Hancock Whitney Corp 47,204 2,129
Home BancShares Inc/AR 102,818 2,410
International Bancshares Corp 29,242 1,546
Old National Bancorp/IN 160,337 2,641
Pinnacle Financial Partners Inc 42,066 3,718
Prosperity Bancshares Inc 51,349 3,282
SouthState Corp 41,678 3,463
Synovus Financial Corp 80,130 3,018
Texas Capital Bancshares Inc
(d)
26,311 1,605
UMB Financial Corp 23,931 1,974
United Bankshares Inc/WV 73,933 2,650
Valley National Bancorp 233,670 2,248
Webster Financial Corp 94,264 4,664
Wintrust Financial Corp 33,553 3,254
$ 72,118
Beverages - 0 .57%
Boston Beer Co Inc/The
(d)
5,157 1,801
Celsius Holdings Inc
(d)
81,243 4,054
Coca-Cola Consolidated Inc 2,568 2,212
$ 8,067
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .98%
Arrowhead Pharmaceuticals Inc
(d)
67,038 $ 2,152
Exelixis Inc
(d)
170,396 3,708
Halozyme Therapeutics Inc
(d)
72,380 2,450
United Therapeutics Corp
(d)
25,716 5,523
$ 13,833
Building Materials - 3 .13%
Eagle Materials Inc 19,118 4,326
Fortune Brands Innovations Inc 69,092 5,361
Knife River Corp
(d)
30,993 2,030
Lennox International Inc 17,527 7,504
Louisiana-Pacific Corp 35,163 2,340
MDU Resources Group Inc 111,580 2,177
Owens Corning 48,699 7,379
Simpson Manufacturing Co Inc 23,382 4,232
Trex Co Inc
(d)
59,503 4,848
UFP Industries Inc 33,869 3,843
$ 44,040
Chemicals - 2 .42%
Arcadium Lithium PLC
(d)
561,922 2,748
Ashland Inc 28,076 2,628
Avient Corp 49,949 1,809
Axalta Coating Systems Ltd
(d)
120,590 3,909
Cabot Corp 30,271 2,183
Chemours Co/The 81,334 2,454
NewMarket Corp 3,784 2,111
Olin Corp 67,151 3,497
RPM International Inc 70,589 7,529
Valvoline Inc
(d)
75,978 2,772
Westlake Corp 17,552 2,428
$ 34,068
Commercial Services - 3 .58%
Aramark 143,038 4,160
Avis Budget Group Inc 10,123 1,657
Brink's Co/The 24,686 1,996
Euronet Worldwide Inc
(d)
24,008 2,392
FTI Consulting Inc
(d)
19,458 3,728
Graham Holdings Co 1,963 1,414
Grand Canyon Education Inc
(d)
16,196 2,115
GXO Logistics Inc
(d)
65,179 3,544
H&R Block Inc 78,866 3,694
Hertz Global Holdings Inc
(d)
72,524 606
Insperity Inc 19,407 2,226
ManpowerGroup Inc 26,745 1,983
Morningstar Inc 14,272 3,986
Paylocity Holding Corp
(d)
23,701 3,755
Progyny Inc
(d)
45,685 1,740
R1 RCM Inc
(d)
107,893 1,105
Service Corp International/US 80,956 5,434
WEX Inc
(d)
23,417 4,786
$ 50,321
Computers - 3 .76%
ASGN Inc
(d)
25,863 2,400
CACI International Inc
(d)
12,208 4,196
Crane NXT Co 26,452 1,542
ExlService Holdings Inc
(d)
90,366 2,827
Genpact Ltd 91,450 3,283
KBR Inc 73,973 3,855
Kyndryl Holdings Inc
(d)
125,731 2,580
Lumentum Holdings Inc
(d)
36,712 2,017
Maximus Inc 33,305 2,702
Pure Storage Inc
(d)
159,845 6,392
Qualys Inc
(d)
20,156 3,813
Science Applications International Corp 29,006 3,703
Super Micro Computer Inc
(d)
25,415 13,460
$ 52,770
Consumer Products - 0 .11%
Helen of Troy Ltd
(d)
13,010 1,490

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .52%
Coty Inc
(d)
205,203 $ 2,479
elf Beauty Inc
(d)
30,218 4,820
$ 7,299
Distribution & Wholesale - 1 .08%
Core & Main Inc
(d)
92,021 3,801
Watsco Inc 18,557 7,255
WESCO International Inc 24,069 4,177
$ 15,233
Diversified Financial Services - 3 .15%
Affiliated Managers Group Inc 18,526 2,758
Ally Financial Inc 148,745 5,456
Evercore Inc - Class A 18,991 3,261
Federated Hermes Inc 47,258 1,652
Houlihan Lokey Inc 28,280 3,387
Interactive Brokers Group Inc - A Shares 58,636 5,204
Janus Henderson Group PLC 72,615 2,088
Jefferies Financial Group Inc 92,242 3,760
SEI Investments Co 54,797 3,465
SLM Corp 123,982 2,465
Stifel Financial Corp 55,888 4,077
Voya Financial Inc 57,243 4,143
Western Union Co/The 199,647 2,510
$ 44,226
Electric - 1 .78%
ALLETE Inc 31,493 1,862
Black Hills Corp 37,254 1,928
IDACORP Inc 27,733 2,567
Northwestern Energy Group Inc 33,556 1,615
OGE Energy Corp 109,743 3,648
Ormat Technologies Inc 29,431 1,904
PNM Resources Inc 47,031 1,704
Portland General Electric Co 55,409 2,268
Vistra Corp 184,163 7,556
$ 25,052
Electrical Components & Equipment - 1 .30%
Acuity Brands Inc 16,959 4,039
Belden Inc 22,840 1,694
EnerSys 22,138 2,116
Littelfuse Inc 13,639 3,299
Novanta Inc
(d)
19,621 3,033
Universal Display Corp 23,873 4,053
$ 18,234
Electronics - 2 .11%
Arrow Electronics Inc
(d)
29,677 3,298
Avnet Inc 49,581 2,246
Coherent Corp
(d)
72,212 3,433
nVent Electric PLC 90,908 5,458
Sensata Technologies Holding PLC 82,932 3,000
TD SYNNEX Corp 31,550 3,154
Vishay Intertechnology Inc 69,170 1,503
Vontier Corp 84,561 2,925
Woodward Inc 33,104 4,561
$ 29,578
Energy - Alternate Sources - 0 .12%
Sunrun Inc
(d)
119,002 1,723
Engineering & Construction - 2 .24%
AECOM 76,012 6,703
Comfort Systems USA Inc 19,569 4,256
EMCOR Group Inc 25,778 5,880
Exponent Inc 27,737 2,446
Fluor Corp
(d)
93,354 3,520
MasTec Inc
(d)
33,120 2,175
TopBuild Corp
(d)
17,410 6,427
$ 31,407
Entertainment - 1 .37%
Churchill Downs Inc 37,194 4,499
Light & Wonder Inc
(d)
49,341 3,966
Marriott Vacations Worldwide Corp 18,100 1,519
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Penn Entertainment Inc
(d)
83,153 $ 1,875
TKO Group Holdings Inc 32,875 2,751
Vail Resorts Inc 20,873 4,634
$ 19,244
Environmental Control - 0 .83%
Clean Harbors Inc
(d)
27,594 4,635
Stericycle Inc
(d)
50,696 2,433
Tetra Tech Inc 29,176 4,615
$ 11,683
Food - 1 .96%
Flowers Foods Inc 105,269 2,400
Grocery Outlet Holding Corp
(d)
54,392 1,348
Ingredion Inc 35,722 3,843
Lancaster Colony Corp 11,157 2,050
Performance Food Group Co
(d)
85,259 6,197
Pilgrim's Pride Corp
(d)
22,056 599
Post Holdings Inc
(d)
27,841 2,586
Sprouts Farmers Market Inc
(d)
55,648 2,803
US Foods Holding Corp
(d)
123,933 5,702
$ 27,528
Gas - 0 .89%
National Fuel Gas Co 50,310 2,373
New Jersey Resources Corp 53,457 2,183
ONE Gas Inc 30,385 1,865
Southwest Gas Holdings Inc 32,916 1,931
Spire Inc 28,823 1,636
UGI Corp 114,781 2,541
$ 12,529
Hand & Machine Tools - 1 .08%
Lincoln Electric Holdings Inc 31,342 6,965
MSA Safety Inc 20,248 3,341
Regal Rexnord Corp 36,354 4,852
$ 15,158
Healthcare - Products - 3 .09%
Azenta Inc
(d)
32,960 2,149
Bruker Corp 50,815 3,634
Enovis Corp
(d)
27,221 1,598
Envista Holdings Corp
(d)
93,916 2,207
Globus Medical Inc
(d)
63,213 3,337
Haemonetics Corp
(d)
27,802 2,126
Inari Medical Inc
(d)
28,043 1,597
Integra LifeSciences Holdings Corp
(d)
37,268 1,496
Lantheus Holdings Inc
(d)
37,526 1,949
LivaNova PLC
(d)
29,523 1,437
Masimo Corp
(d)
24,320 3,136
Neogen Corp
(d)
107,857 1,672
Penumbra Inc
(d)
21,148 5,333
QuidelOrtho Corp
(d)
27,092 1,856
Repligen Corp
(d)
28,451 5,388
Shockwave Medical Inc
(d)
20,217 4,574
$ 43,489
Healthcare - Services - 1 .94%
Acadia Healthcare Co Inc
(d)
50,527 4,150
Amedisys Inc
(d)
17,880 1,686
Chemed Corp 8,253 4,892
Encompass Health Corp 54,919 3,901
HealthEquity Inc
(d)
46,918 3,546
Medpace Holdings Inc
(d)
12,778 3,726
Sotera Health Co
(d)
54,199 798
Tenet Healthcare Corp
(d)
55,644 4,604
$ 27,303
Home Builders - 1 .05%
KB Home 41,952 2,500
Taylor Morrison Home Corp
(d)
58,876 3,070
Thor Industries Inc 29,192 3,299
Toll Brothers Inc 58,893 5,851
$ 14,720

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .65%
Dolby Laboratories Inc 32,631 $ 2,714
Leggett & Platt Inc 73,049 1,696
Tempur Sealy International Inc 94,394 4,709
$ 9,119
Housewares - 0 .09%
Scotts Miracle-Gro Co/The 22,769 1,281
Insurance - 5 .48%
American Financial Group Inc/OH 35,807 4,311
Brighthouse Financial Inc
(d)
35,181 1,821
CNO Financial Group Inc 61,461 1,671
Equitable Holdings Inc 174,341 5,699
Erie Indemnity Co 13,667 4,726
Essent Group Ltd 58,497 3,227
Fidelity National Financial Inc 141,669 7,088
First American Financial Corp 56,536 3,412
Hanover Insurance Group Inc/The 19,595 2,587
Kemper Corp 33,007 1,980
Kinsale Capital Group Inc 12,062 4,796
MGIC Investment Corp 151,950 3,015
Old Republic International Corp 142,876 4,006
Primerica Inc 19,198 4,495
Reinsurance Group of America Inc 36,112 6,280
RenaissanceRe Holdings Ltd 28,764 6,582
RLI Corp 21,999 3,000
Selective Insurance Group Inc 33,198 3,481
Unum Group 100,459 4,856
$ 77,033
Internet - 0 .71%
GoDaddy Inc
(d)
77,164 8,230
Ziff Davis Inc
(d)
25,198 1,699
$ 9,929
Iron & Steel - 1 .68%
Cleveland-Cliffs Inc
(d)
276,632 5,546
Commercial Metals Co 64,055 3,345
Reliance Steel & Aluminum Co 31,493 8,989
United States Steel Corp 122,211 5,746
$ 23,626
Leisure Products & Services - 0 .94%
Brunswick Corp/DE 37,706 3,042
Harley-Davidson Inc 69,444 2,253
Planet Fitness Inc
(d)
46,814 3,172
Polaris Inc 29,086 2,617
YETI Holdings Inc
(d)
47,589 2,093
$ 13,177
Lodging - 0 .99%
Boyd Gaming Corp 38,073 2,417
Choice Hotels International Inc 13,644 1,653
Hilton Grand Vacations Inc
(d)
39,052 1,628
Hyatt Hotels Corp 24,231 3,110
Travel + Leisure Co 39,682 1,604
Wyndham Hotels & Resorts Inc 45,459 3,543
$ 13,955
Machinery - Construction & Mining - 0 .73%
BWX Technologies Inc 50,117 4,084
Oshkosh Corp 35,842 3,946
Terex Corp 36,875 2,265
$ 10,295
Machinery - Diversified - 2 .80%
AGCO Corp 34,053 4,166
Chart Industries Inc
(d)
23,007 2,685
Cognex Corp 94,322 3,409
Crane Co 26,764 3,322
Esab Corp 31,043 2,669
Flowserve Corp 71,893 2,871
Graco Inc 92,485 7,889
Middleby Corp/The
(d)
29,370 4,143
Toro Co/The 56,899 5,262
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Watts Water Technologies Inc 14,996 $ 2,969
$ 39,385
Media - 0 .75%
Cable One Inc 2,493 1,368
New York Times Co/The 89,656 4,354
Nexstar Media Group Inc 17,665 3,139
TEGNA Inc 107,927 1,683
$ 10,544
Metal Fabrication & Hardware - 1 .04%
Advanced Drainage Systems Inc 37,567 4,899
RBC Bearings Inc
(d)
15,937 4,280
Timken Co/The 35,564 2,913
Valmont Industries Inc 11,447 2,584
$ 14,676
Mining - 0 .59%
Alcoa Corp 97,790 2,909
MP Materials Corp
(d)
78,918 1,248
Royal Gold Inc 35,994 4,117
$ 8,274
Miscellaneous Manufacturers - 1 .29%
Carlisle Cos Inc 26,677 8,384
Donaldson Co Inc 66,127 4,271
ITT Inc 44,985 5,433
$ 18,088
Oil & Gas - 3 .78%
Antero Resources Corp
(d)
154,797 3,458
Chesapeake Energy Corp 61,047 4,707
Chord Energy Corp 22,618 3,478
Civitas Resources Inc 46,757 3,030
CNX Resources Corp
(d)
87,043 1,758
HF Sinclair Corp 85,783 4,846
Matador Resources Co 60,708 3,332
Murphy Oil Corp 80,410 3,112
Ovintiv Inc 139,065 5,899
PBF Energy Inc 59,594 3,010
Permian Resources Corp 227,720 3,070
Range Resources Corp 132,219 3,840
Southwestern Energy Co
(d)
603,534 3,893
Valaris Ltd
(d)
34,351 2,125
Weatherford International PLC
(d)
39,516 3,539
$ 53,097
Oil & Gas Services - 0 .51%
ChampionX Corp 106,739 2,926
NOV Inc 215,847 4,211
$ 7,137
Packaging & Containers - 1 .78%
AptarGroup Inc 36,042 4,681
Berry Global Group Inc 64,710 4,236
Crown Holdings Inc 66,106 5,850
Graphic Packaging Holding Co 167,697 4,278
Greif Inc - Class A 13,958 874
Silgan Holdings Inc 44,351 2,038
Sonoco Products Co 53,673 3,054
$ 25,011
Pharmaceuticals - 1 .51%
BellRing Brands Inc
(d)
72,023 3,981
Jazz Pharmaceuticals PLC
(d)
34,495 4,233
Neurocrine Biosciences Inc
(d)
53,835 7,524
Option Care Health Inc
(d)
97,058 3,032
Perrigo Co PLC 74,248 2,382
$ 21,152
Pipelines - 0 .54%
Antero Midstream Corp 186,626 2,284
DT Midstream Inc 53,095 2,851
Equitrans Midstream Corp 237,400 2,419
$ 7,554
Private Equity - 0 .34%
Carlyle Group Inc/The 118,615 4,747

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .33%
Jones Lang LaSalle Inc
(d)
26,067 $ 4,615
REITs - 7 .45%
Agree Realty Corp 55,077 3,283
Annaly Capital Management Inc 274,018 5,258
Apartment Income REIT Corp 80,544 2,633
Brixmor Property Group Inc 164,708 3,696
COPT Defense Properties 61,667 1,453
Cousins Properties Inc 83,161 1,905
CubeSmart 123,209 5,325
EastGroup Properties Inc 25,386 4,504
EPR Properties 41,275 1,827
Equity LifeStyle Properties Inc 102,131 6,913
First Industrial Realty Trust Inc 72,477 3,734
Gaming and Leisure Properties Inc 146,307 6,679
Healthcare Realty Trust Inc 208,694 3,362
Independence Realty Trust Inc 123,126 1,809
Kilroy Realty Corp 58,458 2,090
Kite Realty Group Trust 120,209 2,573
Lamar Advertising Co 47,987 5,023
Medical Properties Trust Inc 328,215 1,018
National Storage Affiliates Trust 42,337 1,581
NNN REIT Inc 99,965 4,033
Omega Healthcare Investors Inc 134,241 3,893
Park Hotels & Resorts Inc 115,059 1,735
Physicians Realty Trust 130,675 1,600
PotlatchDeltic Corp 43,485 1,945
Rayonier Inc 74,753 2,265
Rexford Industrial Realty Inc 115,667 6,083
Sabra Health Care REIT Inc 126,693 1,690
STAG Industrial Inc 99,488 3,675
Starwood Property Trust Inc 163,047 3,315
Vornado Realty Trust 87,598 2,382
WP Carey Inc 119,818 7,424
$ 104,706
Retail - 5 .71%
AutoNation Inc
(d)
14,212 1,985
BJ's Wholesale Club Holdings Inc
(d)
73,276 4,715
Burlington Stores Inc
(d)
35,552 6,796
Casey's General Stores Inc 20,420 5,541
Dick's Sporting Goods Inc 33,673 5,020
FirstCash Holdings Inc 20,267 2,326
Five Below Inc
(d)
30,513 5,476
Floor & Decor Holdings Inc
(d)
58,393 5,872
GameStop Corp
(d),(e)
147,181 2,094
Gap Inc/The 117,548 2,197
Lithia Motors Inc 15,080 4,446
Macy's Inc 149,933 2,742
MSC Industrial Direct Co Inc 25,407 2,507
Murphy USA Inc 10,610 3,740
Nordstrom Inc 53,153 965
Ollie's Bargain Outlet Holdings Inc
(d)
33,808 2,432
Penske Automotive Group Inc 10,681 1,585
RH
(d)
8,469 2,147
Texas Roadhouse Inc 36,592 4,600
Wendy's Co/The 91,544 1,747
Williams-Sonoma Inc 35,147 6,797
Wingstop Inc 16,119 4,531
$ 80,261
Savings & Loans - 0 .18%
New York Community Bancorp Inc 395,879 2,561
Semiconductors - 2 .48%
Allegro MicroSystems Inc
(d)
39,020 1,012
Amkor Technology Inc 56,557 1,791
Cirrus Logic Inc
(d)
29,534 2,280
IPG Photonics Corp
(d)
16,198 1,586
Lattice Semiconductor Corp
(d)
75,630 4,603
MACOM Technology Solutions Holdings Inc
(d)
29,652 2,557
MKS Instruments Inc 34,445 3,667
Onto Innovation Inc
(d)
26,894 4,343
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Power Integrations Inc 31,155 $ 2,335
Rambus Inc
(d)
58,908 4,037
Silicon Laboratories Inc
(d)
17,412 2,148
Synaptics Inc
(d)
21,480 2,294
Wolfspeed Inc
(d)
68,669 2,235
$ 34,888
Software - 2 .58%
Aspen Technology Inc
(d)
15,360 2,949
Blackbaud Inc
(d)
23,606 1,910
CommVault Systems Inc
(d)
23,995 2,200
Concentrix Corp 25,909 2,302
Doximity Inc
(d)
64,745 1,745
Dropbox Inc - A Shares
(d)
140,370 4,447
Dynatrace Inc
(d)
130,660 7,448
Manhattan Associates Inc
(d)
33,733 8,182
Teradata Corp
(d)
53,589 2,475
ZoomInfo Technologies Inc
(d)
162,320 2,604
$ 36,262
Telecommunications - 0 .77%
Calix Inc
(d)
32,120 1,066
Ciena Corp
(d)
81,009 4,293
Frontier Communications Parent Inc
(d),(e)
121,193 2,985
Iridium Communications Inc 67,863 2,461
$ 10,805
Toys, Games & Hobbies - 0 .25%
Mattel Inc
(d)
193,549 3,463
Transportation - 1 .96%
Kirby Corp
(d)
32,382 2,547
Knight-Swift Transportation Holdings Inc 88,378 5,071
Landstar System Inc 19,696 3,776
Ryder System Inc 24,287 2,758
Saia Inc
(d)
14,547 6,555
Werner Enterprises Inc 34,736 1,374
XPO Inc
(d)
63,545 5,429
$ 27,510
Trucking & Leasing - 0 .17%
GATX Corp 19,451 2,386
Water - 0 .35%
Essential Utilities Inc 137,703 4,938
TOTAL COMMON STOCKS $ 1,363,386
Total Investments $ 1,407,968
Other Assets and Liabilities -  (0.19)% (2,686)
TOTAL NET ASSETS - 100.00% $ 1,405,282
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,295 or
0.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,029 or 0.36% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Financial 22 .06%
Industrial 21 .01%
Consumer, Cyclical 15 .71%
Consumer, Non-cyclical 14 .53%
Technology 8 .82%
Energy 4 .95%
Basic Materials 4 .69%
Utilities 3 .02%
Money Market Funds 2 .92%
Communications 2 .23%
Exchange-Traded Funds 0 .25%
Other Assets and Liabilities
( 0 .19 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 41,181 $ 98,102 $ 99,554 $ 39,729
$ 41,181 $ 98,102 $ 99,554 $ 39,729
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 467 $ — $ — $ —
$ 467 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2024 Long 135 $ 37,035 $ (802)
Total $ (802)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.26% Shares Held Value (000's)
Exchange-Traded Funds - 0.25%
iShares Russell Mid-Cap Value ETF 82,200 $ 9,385
Money Market Funds - 2.01%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
1,414,253 1,414
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(c)
74,324,846 74,325
$ 75,739
TOTAL INVESTMENT COMPANIES $ 85,124
COMMON STOCKS - 97.92% Shares Held Value (000's)
Advertising - 0.05%
Interpublic Group of Cos Inc/The 22,550 $ 744
Omnicom Group Inc 11,534 1,042
$ 1,786
Aerospace & Defense - 0.39%
Curtiss-Wright Corp 25,649 5,709
HEICO Corp 246 44
HEICO Corp - Class A 521 74
Hexcel Corp 4,919 327
Howmet Aerospace Inc 96,143 5,409
Mercury Systems Inc
(d)
3,085 91
Spirit AeroSystems Holdings Inc
(d)
5,473 150
TransDigm Group Inc 2,574 2,813
$ 14,617
Agriculture - 0.03%
Bunge Global SA 8,454 745
Darling Ingredients Inc
(d)
9,260 401
$ 1,146
Airlines - 0.68%
Alaska Air Group Inc
(d)
617,324 22,118
American Airlines Group Inc
(d)
23,891 340
Delta Air Lines Inc 35,633 1,395
Southwest Airlines Co 34,779 1,040
United Airlines Holdings Inc
(d)
19,107 791
$ 25,684
Apparel - 1.06%
Birkenstock Holding Plc
(d),(e)
1,362 63
Capri Holdings Ltd
(d)
6,660 325
Carter's Inc 2,140 162
Columbia Sportswear Co 2,079 165
PVH Corp 3,508 422
Ralph Lauren Corp 232,324 33,378
Skechers USA Inc
(d)
7,216 450
Tapestry Inc 119,956 4,653
Under Armour Inc - Class A
(d)
10,992 84
Under Armour Inc - Class C
(d)
11,799 87
VF Corp 20,437 336
$ 40,125
Automobile Manufacturers - 0.15%
Cummins Inc 8,290 1,984
Lucid Group Inc
(d),(e)
43,532 147
PACCAR Inc 29,950 3,006
Rivian Automotive Inc
(d)
38,712 593
$ 5,730
Automobile Parts & Equipment - 2.05%
Allison Transmission Holdings Inc 100,109 6,061
Aptiv PLC
(d)
390,829 31,786
BorgWarner Inc 1,128,638 38,261
Gentex Corp 13,699 454
Lear Corp 3,383 450
Phinia Inc 2,725 82
QuantumScape Corp
(d)
19,742 134
$ 77,228
Banks - 3.37%
Bank of New York Mellon Corp/The 800,015 44,369
Bank OZK 6,294 284
BOK Financial Corp 1,653 139
Citizens Financial Group Inc 27,183 889
Columbia Banking System Inc 12,151 245
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Comerica Inc 7,687 $ 404
Commerce Bancshares Inc/MO 7,007 365
Cullen/Frost Bankers Inc 3,453 366
East West Bancorp Inc 8,204 597
Fifth Third Bancorp 189,730 6,497
First Citizens BancShares Inc/NC 566 855
First Hawaiian Inc 7,427 161
First Horizon Corp 345,688 4,922
FNB Corp/PA 20,904 276
Huntington Bancshares Inc/OH 1,579,165 20,102
KeyCorp 54,509 792
M&T Bank Corp 44,040 6,082
Northern Trust Corp 11,980 954
NU Holdings Ltd/Cayman Islands
(d)
43,042 371
Pinnacle Financial Partners Inc 4,388 388
Popular Inc 4,103 351
Prosperity Bancshares Inc 520,085 33,239
Regions Financial Corp 54,688 1,021
State Street Corp 18,008 1,330
Synovus Financial Corp 8,448 318
Webster Financial Corp 9,988 494
Western Alliance Bancorp 6,312 404
Wintrust Financial Corp 3,548 344
Zions Bancorp NA 8,500 356
$ 126,915
Beverages - 0.12%
Boston Beer Co Inc/The
(d)
11,114 3,882
Brown-Forman Corp - A Shares
(e)
591 33
Brown-Forman Corp - B Shares 2,206 121
Molson Coors Beverage Co 10,218 632
$ 4,668
Biotechnology - 1.37%
Alnylam Pharmaceuticals Inc
(d)
1,413 244
Biogen Inc
(d)
8,422 2,077
BioMarin Pharmaceutical Inc
(d)
9,650 850
Bio-Rad Laboratories Inc
(d)
1,201 386
Certara Inc
(d)
4,447 72
Corteva Inc 41,752 1,899
Exelixis Inc
(d)
204,089 4,441
Illumina Inc
(d)
6,484 927
Incyte Corp
(d)
255,017 14,987
Ionis Pharmaceuticals Inc
(d)
1,026 53
Karuna Therapeutics Inc
(d)
221 69
Maravai LifeSciences Holdings Inc
(d)
2,584 15
Roivant Sciences Ltd
(d)
767 8
Royalty Pharma PLC 487,232 13,833
United Therapeutics Corp
(d)
55,178 11,851
$ 51,712
Building Materials - 1.94%
Armstrong World Industries Inc 1,843 183
AZEK Co Inc/The
(d)
7,688 296
Builders FirstSource Inc
(d)
7,185 1,248
Carrier Global Corp 474,672 25,969
Eagle Materials Inc 84,596 19,143
Fortune Brands Innovations Inc 7,382 573
Hayward Holdings Inc
(d)
7,738 97
Lennox International Inc 1,861 797
Louisiana-Pacific Corp 3,751 250
Martin Marietta Materials Inc 3,606 1,833
Masco Corp 13,145 885
MDU Resources Group Inc 11,808 230
Mohawk Industries Inc
(d)
3,083 321
Owens Corning 115,174 17,452
Trane Technologies PLC 9,384 2,365
Vulcan Materials Co 6,038 1,365
$ 73,007

Schedule of Investments
MidCap Value Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 3.03%
Albemarle Corp 6,840 $ 785
Ashland Inc 2,758 258
Axalta Coating Systems Ltd
(d)
846,548 27,445
Celanese Corp 5,770 844
CF Industries Holdings Inc 11,248 849
Chemours Co/The 8,684 262
DuPont de Nemours Inc 26,865 1,660
Eastman Chemical Co 6,926 579
Element Solutions Inc 13,045 290
FMC Corp 6,205 349
Huntsman Corp 9,863 242
International Flavors & Fragrances Inc 14,935 1,205
LyondellBasell Industries NV 15,133 1,424
Mosaic Co/The 19,355 594
NewMarket Corp 366 204
Olin Corp 7,152 373
PPG Industries Inc 10,278 1,450
RPM International Inc 321,010 34,239
Valvoline Inc
(d)
5,962 218
Westlake Corp 296,882 41,073
$ 114,343
Commercial Services - 4.51%
ADT Inc 12,254 80
Affirm Holdings Inc
(d)
13,154 533
Aramark 13,689 398
Avis Budget Group Inc 774 127
Block Inc
(d)
19,917 1,295
Bright Horizons Family Solutions Inc
(d)
2,930 288
Cintas Corp 559 338
Clarivate PLC
(d)
27,517 246
CoStar Group Inc
(d)
13,478 1,125
Driven Brands Holdings Inc
(d)
3,328 44
Dun & Bradstreet Holdings Inc 16,056 186
Equifax Inc 2,187 534
Euronet Worldwide Inc
(d)
1,383 138
FleetCor Technologies Inc
(d)
295 85
FTI Consulting Inc
(d)
205,573 39,389
Global Payments Inc 335,069 44,642
Grand Canyon Education Inc
(d)
134,789 17,602
GXO Logistics Inc
(d)
6,835 372
H&R Block Inc 230,526 10,798
Hertz Global Holdings Inc
(d)
7,665 64
ManpowerGroup Inc 347,935 25,796
Mister Car Wash Inc
(d),(e)
4,182 35
Quanta Services Inc 6,190 1,201
R1 RCM Inc
(d)
9,521 97
RB Global Inc 2,485 159
Robert Half Inc 6,034 480
Service Corp International/US 5,442 365
TransUnion 293,287 20,293
U-Haul Holding Co
(d)
309 20
U-Haul Holding Co 3,597 230
United Rentals Inc 3,145 1,967
Vestis Corp 6,836 146
WEX Inc
(d)
1,342 274
WillScot Mobile Mini Holdings Corp
(d)
8,384 397
$ 169,744
Computers - 4.56%
Amdocs Ltd 44,605 4,090
CACI International Inc
(d)
1,286 442
Cognizant Technology Solutions Corp 77,220 5,955
Crane NXT Co 2,805 163
DXC Technology Co
(d)
11,960 261
Genpact Ltd 897,862 32,233
Hewlett Packard Enterprise Co 74,837 1,144
HP Inc 40,247 1,156
KBR Inc 5,019 262
Kyndryl Holdings Inc
(d)
13,246 272
Leidos Holdings Inc 412,977 45,621
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Lumentum Holdings Inc
(d)
3,987 $ 219
Maximus Inc 341,000 27,662
NCR Atleos Corp
(d)
3,766 84
NCR Voyix Corp
(d)
7,435 109
NetApp Inc 97,129 8,469
Pure Storage Inc
(d)
3,575 143
Science Applications International Corp 35,693 4,557
Western Digital Corp
(d)
678,951 38,870
$ 171,712
Consumer Products - 0.81%
Avery Dennison Corp 139,162 27,756
Church & Dwight Co Inc 24,232 2,420
Reynolds Consumer Products Inc 3,467 94
Spectrum Brands Holdings Inc 2,039 160
$ 30,430
Cosmetics & Personal Care - 0.01%
Coty Inc
(d)
21,996 266
Olaplex Holdings Inc
(d)
7,281 16
$ 282
Distribution & Wholesale - 0.52%
Core & Main Inc
(d)
256,871 10,611
Fastenal Co 69,443 4,738
Ferguson PLC 11,289 2,121
LKQ Corp 15,578 727
SiteOne Landscape Supply Inc
(d)
1,751 271
Watsco Inc 1,455 569
WESCO International Inc 2,577 447
$ 19,484
Diversified Financial Services - 2.07%
Affiliated Managers Group Inc 2,019 301
Air Lease Corp 6,041 253
Ally Financial Inc 15,821 580
Blue Owl Capital Inc 22,650 352
Cboe Global Markets Inc 58,900 10,829
Coinbase Global Inc
(d)
9,899 1,269
Credit Acceptance Corp
(d)
372 201
Discover Financial Services 37,174 3,923
Evercore Inc - Class A 2,072 356
Franklin Resources Inc 16,642 443
Houlihan Lokey Inc 2,734 327
Interactive Brokers Group Inc - A Shares 6,054 537
Invesco Ltd 21,193 335
Janus Henderson Group PLC 7,819 225
Jefferies Financial Group Inc 10,585 431
Lazard Inc 6,391 249
Nasdaq Inc 19,980 1,154
OneMain Holdings Inc 6,551 312
Raymond James Financial Inc 11,043 1,217
Rocket Cos Inc
(d)
3,816 47
SEI Investments Co 5,868 371
SLM Corp 7,955 158
SoFi Technologies Inc
(d)
54,519 427
Stifel Financial Corp 5,797 423
Synchrony Financial 24,076 936
T Rowe Price Group Inc 292,900 31,765
TPG Inc 2,837 118
Tradeweb Markets Inc 158,574 15,127
UWM Holdings Corp
(e)
4,667 31
Virtu Financial Inc 5,140 86
Voya Financial Inc 5,721 414
Western Union Co/The 345,085 4,338
XP Inc 17,302 425
$ 77,960
Electric - 3.02%
AES Corp/The 15,192 253
Alliant Energy Corp 914,692 44,509
Ameren Corp 15,317 1,066
Avangrid Inc 4,139 126
Brookfield Renewable Corp 7,768 217

Schedule of Investments
MidCap Value Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
CenterPoint Energy Inc 36,925 $ 1,032
Clearway Energy Inc - Class A 1,799 40
Clearway Energy Inc - Class C 4,782 116
CMS Energy Corp 17,013 972
Consolidated Edison Inc 20,302 1,845
Constellation Energy Corp 18,802 2,294
DTE Energy Co 12,047 1,270
Edison International 22,116 1,492
Entergy Corp 12,380 1,235
Evergy Inc 13,020 661
Eversource Energy 20,394 1,106
FirstEnergy Corp 31,866 1,169
Hawaiian Electric Industries Inc 6,837 89
IDACORP Inc 2,944 273
NRG Energy Inc 13,303 706
OGE Energy Corp 11,685 388
PG&E Corp 119,082 2,009
Pinnacle West Capital Corp 6,613 456
PPL Corp 43,189 1,131
Public Service Enterprise Group Inc 29,100 1,687
Vistra Corp 15,052 618
WEC Energy Group Inc 18,460 1,491
Xcel Energy Inc 758,245 45,396
$ 113,647
Electrical Components & Equipment - 0.22%
Acuity Brands Inc 21,297 5,072
AMETEK Inc 13,452 2,180
Generac Holdings Inc
(d)
3,545 403
Littelfuse Inc 1,405 340
Universal Display Corp 1,484 252
$ 8,247
Electronics - 3.18%
Allegion plc 386 48
Amphenol Corp 279,954 28,303
Arrow Electronics Inc
(d)
3,234 360
Avnet Inc 363,653 16,473
Coherent Corp
(d)
7,589 361
Flex Ltd
(d)
1,380,000 32,761
Fortive Corp 20,690 1,618
Garmin Ltd 8,980 1,073
Hubbell Inc 79,782 26,773
Jabil Inc 2,709 339
Keysight Technologies Inc
(d)
7,714 1,182
nVent Electric PLC 9,615 577
Sensata Technologies Holding PLC 8,813 319
TD SYNNEX Corp 3,385 338
Trimble Inc
(d)
14,410 733
Vontier Corp 6,015 208
Woodward Inc 59,541 8,203
$ 119,669
Energy - Alternate Sources - 0.03%
First Solar Inc
(d)
6,220 910
Plug Power Inc
(d),(e)
30,348 135
Sunrun Inc
(d)
12,307 178
$ 1,223
Engineering & Construction - 0.59%
AECOM 48,562 4,282
EMCOR Group Inc 71,010 16,199
Jacobs Solutions Inc 7,354 991
MasTec Inc
(d)
3,625 238
TopBuild Corp
(d)
1,726 637
$ 22,347
Entertainment - 0.40%
AMC Entertainment Holdings Inc
(d),(e)
12,658 51
Caesars Entertainment Inc
(d)
7,100 312
Liberty Media Corp-Liberty Live - A Shares
(d)
1,090 40
Liberty Media Corp-Liberty Live - C Shares
(d)
2,899 108
Live Nation Entertainment Inc
(d)
109,362 9,717
Madison Square Garden Sports Corp
(d)
22,038 4,079
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Marriott Vacations Worldwide Corp 2,125 $ 178
Penn Entertainment Inc
(d)
8,954 202
Vail Resorts Inc 2,000 444
$ 15,131
Environmental Control - 1.20%
Clean Harbors Inc
(d)
2,944 494
Pentair PLC 9,587 701
Republic Services Inc 253,200 43,328
Stericycle Inc
(d)
5,376 258
Tetra Tech Inc 2,526 400
$ 45,181
Food - 2.44%
Albertsons Cos Inc 22,260 472
Campbell Soup Co 11,181 499
Conagra Brands Inc 27,826 811
Flowers Foods Inc 10,979 250
Grocery Outlet Holding Corp
(d)
133,340 3,304
Hormel Foods Corp 16,927 514
Ingredion Inc 3,849 414
J M Smucker Co/The 5,984 787
Kellanova 15,194 832
Kroger Co/The 185,379 8,553
Lamb Weston Holdings Inc 420 43
McCormick & Co Inc/MD 14,696 1,002
Performance Food Group Co
(d)
4,740 345
Pilgrim's Pride Corp
(d)
2,397 65
Post Holdings Inc
(d)
3,001 279
Seaboard Corp 1,327 4,782
Sysco Corp 235,500 19,059
Tyson Foods Inc 178,250 9,761
US Foods Holding Corp
(d)
868,247 39,948
WK Kellogg Co 3,795 49
$ 91,769
Forest Products & Paper - 0.02%
International Paper Co 20,258 726
Gas - 0.06%
Atmos Energy Corp 8,653 986
National Fuel Gas Co 5,134 242
NiSource Inc 24,180 628
UGI Corp 12,211 270
$ 2,126
Hand & Machine Tools - 0.70%
Lincoln Electric Holdings Inc 87,200 19,377
MSA Safety Inc 1,779 294
Regal Rexnord Corp 3,860 515
Snap-on Inc 18,622 5,399
Stanley Black & Decker Inc 8,948 835
$ 26,420
Healthcare - Products - 4.00%
Agilent Technologies Inc 221,220 28,781
Avantor Inc
(d)
39,470 907
Azenta Inc
(d)
3,466 226
Baxter International Inc 29,575 1,144
Bio-Techne Corp 493 35
Cooper Cos Inc/The 99,834 37,241
DENTSPLY SIRONA Inc 12,355 429
Enovis Corp
(d)
3,056 179
Envista Holdings Corp
(d)
9,564 225
Exact Sciences Corp
(d)
6,811 446
Globus Medical Inc
(d)
4,923 260
Hologic Inc
(d)
494,207 36,789
ICU Medical Inc
(d)
1,172 107
Integra LifeSciences Holdings Corp
(d)
3,980 160
QIAGEN NV
(d)
13,063 570
QuidelOrtho Corp
(d)
3,107 213
Repligen Corp
(d)
1,800 341
Revvity Inc 7,246 777
STERIS PLC 5,795 1,269

Schedule of Investments
MidCap Value Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Tandem Diabetes Care Inc
(d)
3,474 $ 79
Teleflex Inc 2,739 665
Zimmer Biomet Holdings Inc 317,279 39,850
$ 150,693
Healthcare - Services - 2.28%
Acadia Healthcare Co Inc
(d)
5,236 430
agilon health Inc
(d)
1,666 10
Amedisys Inc
(d)
1,864 176
Catalent Inc
(d)
10,509 543
Charles River Laboratories International Inc
(d)
2,958 640
Chemed Corp 7,166 4,248
Encompass Health Corp 5,373 382
Fortrea Holdings Inc
(d)
5,165 160
Ginkgo Bioworks Holdings Inc
(d),(e)
81,556 99
ICON PLC
(d)
106,045 27,664
IQVIA Holdings Inc
(d)
776 161
Laboratory Corp of America Holdings 4,953 1,101
Molina Healthcare Inc
(d)
13,881 4,947
Quest Diagnostics Inc 343,542 44,121
Sotera Health Co
(d)
1,638 24
Teladoc Health Inc
(d)
9,624 187
Tenet Healthcare Corp
(d)
5,894 487
Universal Health Services Inc 3,501 556
$ 85,936
Home Builders - 1.04%
DR Horton Inc 64,398 9,203
Lennar Corp - A Shares 14,327 2,147
Lennar Corp - B Shares 770 107
NVR Inc
(d)
158 1,118
PulteGroup Inc 102,814 10,750
Thor Industries Inc 2,985 337
Toll Brothers Inc 158,116 15,709
$ 39,371
Home Furnishings - 0.03%
Dolby Laboratories Inc 3,451 287
Leggett & Platt Inc 7,737 180
Tempur Sealy International Inc 7,769 388
Whirlpool Corp 3,118 341
$ 1,196
Housewares - 0.00%
Newell Brands Inc 22,239 185
Insurance - 10.12%
Aflac Inc 85,403 7,203
Allstate Corp/The 15,343 2,382
American Financial Group Inc/OH 369,238 44,456
Arch Capital Group Ltd
(d)
193,757 15,971
Arthur J Gallagher & Co 11,669 2,709
Assurant Inc 47,836 8,034
Assured Guaranty Ltd 3,312 269
Axis Capital Holdings Ltd 264,341 15,734
Brighthouse Financial Inc
(d)
3,489 181
Brown & Brown Inc 58,755 4,557
Cincinnati Financial Corp 44,868 4,971
CNA Financial Corp 1,520 67
Corebridge Financial Inc 13,365 323
Everest Group Ltd 23,830 9,174
Fidelity National Financial Inc 460,170 23,022
First American Financial Corp 63,854 3,853
Globe Life Inc 5,119 629
Hanover Insurance Group Inc/The 2,065 273
Hartford Financial Services Group Inc/The 522,255 45,415
Kemper Corp 3,510 211
Lincoln National Corp 8,952 246
Loews Corp 10,696 779
Markel Group Inc
(d)
766 1,147
MGIC Investment Corp 931,168 18,474
Old Republic International Corp 1,525,251 42,769
Primerica Inc 23,794 5,571
Progressive Corp/The 94,000 16,755
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Prudential Financial Inc 21,223 $ 2,227
Reinsurance Group of America Inc 30,030 5,222
RenaissanceRe Holdings Ltd 2,141 490
RLI Corp 30,525 4,163
Unum Group 11,486 555
W R Berkley Corp 643,593 52,698
White Mountains Insurance Group Ltd 145 228
Willis Towers Watson PLC 165,086 40,661
$ 381,419
Internet - 0.81%
CDW Corp/DE 482 109
DoorDash Inc - Class A
(d)
95,449 9,946
eBay Inc 29,332 1,205
Etsy Inc
(d)
3,139 209
Expedia Group Inc
(d)
2,152 319
F5 Inc
(d)
3,452 634
Gen Digital Inc 27,344 642
GoDaddy Inc
(d)
100,697 10,740
IAC Inc
(d)
4,315 217
Maplebear Inc
(d),(e)
320 8
Match Group Inc
(d)
1,432 55
Okta Inc
(d)
44,444 3,673
Robinhood Markets Inc
(d)
39,278 422
Roku Inc
(d)
6,303 555
TripAdvisor Inc
(d)
6,276 136
VeriSign Inc
(d)
4,912 977
Wayfair Inc
(d)
3,115 156
Zillow Group Inc - A Shares
(d)
3,218 177
Zillow Group Inc - C Shares
(d)
9,027 513
$ 30,693
Iron & Steel - 0.16%
Cleveland-Cliffs Inc
(d)
29,105 584
Nucor Corp 14,526 2,715
Reliance Steel & Aluminum Co 3,370 962
Steel Dynamics Inc 9,114 1,100
United States Steel Corp 12,921 607
$ 5,968
Leisure Products & Services - 0.30%
Brunswick Corp/DE 3,734 301
Carnival Corp
(d)
58,154 964
Harley-Davidson Inc 89,636 2,909
Norwegian Cruise Line Holdings Ltd
(d)
18,757 334
Planet Fitness Inc
(d)
2,597 176
Polaris Inc 2,863 258
Royal Caribbean Cruises Ltd
(d)
50,323 6,416
$ 11,358
Lodging - 1.01%
Boyd Gaming Corp 4,287 272
Hilton Worldwide Holdings Inc 187,070 35,723
Hyatt Hotels Corp 2,572 330
MGM Resorts International
(d)
16,493 715
Travel + Leisure Co 2,249 91
Wyndham Hotels & Resorts Inc 4,408 344
Wynn Resorts Ltd 5,695 538
$ 38,013
Machinery - Construction & Mining - 0.31%
BWX Technologies Inc 4,413 360
Oshkosh Corp 93,196 10,261
Vertiv Holdings Co 18,556 1,045
$ 11,666
Machinery - Diversified - 4.67%
AGCO Corp 339,947 41,586
CNH Industrial NV 57,177 686
Cognex Corp 10,094 365
Crane Co 2,796 347
Dover Corp 8,152 1,221
Esab Corp 115,804 9,958
Flowserve Corp 7,642 305

Schedule of Investments
MidCap Value Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Gates Industrial Corp PLC
(d)
6,967 $ 90
Graco Inc 5,765 492
IDEX Corp 4,053 857
Ingersoll Rand Inc 23,679 1,891
Middleby Corp/The
(d)
278,102 39,232
Nordson Corp 3,334 839
Otis Worldwide Corp 172,079 15,219
Toro Co/The 315,000 29,131
Westinghouse Air Brake Technologies Corp 10,424 1,371
Xylem Inc/NY 286,400 32,203
$ 175,793
Media - 0.53%
Cable One Inc 303 166
Fox Corp - A Shares 159,044 5,137
Fox Corp - B Shares 7,847 235
Liberty Broadband Corp - A Shares
(d)
677 53
Liberty Broadband Corp - C Shares
(d)
5,389 423
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,389 85
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
11,377 765
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
4,335 132
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
8,972 272
New York Times Co/The 202,144 9,816
News Corp - A Shares 22,263 548
News Corp - B Shares
(e)
6,798 174
Nexstar Media Group Inc 1,304 232
Paramount Global - Class A
(e)
668 16
Paramount Global - Class B 33,739 492
Sirius XM Holdings Inc
(e)
37,665 192
Warner Bros Discovery Inc
(d)
128,958 1,292
$ 20,030
Metal Fabrication & Hardware - 0.03%
RBC Bearings Inc
(d)
1,642 441
Timken Co/The 3,572 293
Valmont Industries Inc 1,121 253
$ 987
Mining - 0.97%
Alcoa Corp 10,387 309
Franco-Nevada Corp 277,000 29,985
MP Materials Corp
(d)
6,473 102
Royal Gold Inc 3,827 438
SSR Mining Inc 586,383 5,530
$ 36,364
Miscellaneous Manufacturers - 1.98%
A O Smith Corp 87,435 6,786
Carlisle Cos Inc 2,825 888
Donaldson Co Inc 4,136 267
ITT Inc 4,821 582
Parker-Hannifin Corp 34,967 16,242
Teledyne Technologies Inc
(d)
2,716 1,137
Textron Inc 576,437 48,830
$ 74,732
Office & Business Equipment - 0.52%
Zebra Technologies Corp
(d)
82,445 19,750
Oil & Gas - 3.23%
Antero Resources Corp
(d)
16,531 369
APA Corp 2,039 64
Chesapeake Energy Corp 7,316 564
Coterra Energy Inc 1,743,600 43,381
Devon Energy Corp 838,507 35,234
Diamondback Energy Inc 10,423 1,603
EQT Corp 21,083 746
Hess Corp 147,179 20,683
HF Sinclair Corp 208,504 11,779
Marathon Oil Corp 35,320 807
Ovintiv Inc 8,339 354
Phillips 66 26,023 3,755
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Range Resources Corp 13,685 $ 397
Southwestern Energy Co
(d)
287,355 1,853
$ 121,589
Oil & Gas Services - 0.20%
Baker Hughes Co 174,770 4,981
Halliburton Co 42,007 1,498
NOV Inc 22,937 447
TechnipFMC PLC 25,295 489
$ 7,415
Packaging & Containers - 3.21%
Amcor PLC 84,191 794
AptarGroup Inc 182,515 23,705
Ardagh Group SA
(d),(f)
901 —
Ardagh Metal Packaging SA 561 2
Ball Corp 18,019 999
Berry Global Group Inc 6,953 455
Crown Holdings Inc 538,493 47,657
Graphic Packaging Holding Co 8,267 211
Packaging Corp of America 277,168 45,976
Sealed Air Corp 3,751 130
Silgan Holdings Inc 4,876 224
Sonoco Products Co 5,709 325
Westrock Co 14,852 598
$ 121,076
Pharmaceuticals - 0.40%
Cardinal Health Inc 49,912 5,450
Elanco Animal Health Inc
(d)
28,443 419
Henry Schein Inc
(d)
7,615 570
Jazz Pharmaceuticals PLC
(d)
27,804 3,412
Organon & Co 14,930 248
Perrigo Co PLC 120,093 3,853
Premier Inc 6,924 150
Viatris Inc 69,993 824
$ 14,926
Pipelines - 0.36%
Antero Midstream Corp 701,049 8,582
DT Midstream Inc 5,666 304
ONEOK Inc 32,136 2,193
Williams Cos Inc/The 71,156 2,466
$ 13,545
Private Equity - 0.08%
Carlyle Group Inc/The 12,330 493
KKR & Co Inc 29,242 2,532
$ 3,025
Real Estate - 0.06%
CBRE Group Inc
(d)
17,755 1,532
Howard Hughes Holdings Inc
(d)
1,958 157
Jones Lang LaSalle Inc
(d)
2,761 489
$ 2,178
REITs - 6.77%
AGNC Investment Corp 37,751 358
Agree Realty Corp 5,792 345
Alexandria Real Estate Equities Inc 374,228 45,244
American Homes 4 Rent 19,436 681
Americold Realty Trust Inc 15,786 434
Annaly Capital Management Inc 28,876 554
Apartment Income REIT Corp 129,149 4,222
AvalonBay Communities Inc 8,266 1,480
Boston Properties Inc 9,165 609
Brixmor Property Group Inc 17,500 393
Camden Property Trust 402,060 37,730
Cousins Properties Inc 8,836 202
CubeSmart 13,078 565
Digital Realty Trust Inc 17,652 2,479
EastGroup Properties Inc 2,669 473
EPR Properties 106,265 4,705
Equity LifeStyle Properties Inc 386,982 26,195
Equity Residential 21,822 1,313

Schedule of Investments
MidCap Value Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Essex Property Trust Inc 3,724 $ 869
Extra Space Storage Inc 12,219 1,765
Federal Realty Investment Trust 4,722 480
First Industrial Realty Trust Inc 7,711 397
Gaming and Leisure Properties Inc 14,947 682
Healthcare Realty Trust Inc 22,209 358
Healthpeak Properties Inc 32,007 592
Highwoods Properties Inc 6,073 139
Host Hotels & Resorts Inc 535,586 10,294
Invitation Homes Inc 35,761 1,178
Iron Mountain Inc 8,545 577
Kilroy Realty Corp 6,812 244
Kimco Realty Corp 38,300 774
Lamar Advertising Co 411,235 43,048
Medical Properties Trust Inc 34,695 107
Mid-America Apartment Communities Inc 6,783 857
National Storage Affiliates Trust 4,657 174
NET Lease Office Properties 795 20
NNN REIT Inc 1,050,602 42,382
Omega Healthcare Investors Inc 14,298 415
Park Hotels & Resorts Inc 12,457 188
Rayonier Inc 8,575 260
Realty Income Corp 48,499 2,638
Regency Centers Corp 10,531 660
Rexford Industrial Realty Inc 12,298 647
Rithm Capital Corp 28,099 301
SBA Communications Corp 5,640 1,263
Simon Property Group Inc 14,840 2,057
STAG Industrial Inc 10,619 392
Starwood Property Trust Inc 17,225 350
Sun Communities Inc 5,613 704
UDR Inc 18,115 652
Ventas Inc 23,373 1,084
VICI Properties Inc 179,519 5,407
Vornado Realty Trust 10,327 281
Welltower Inc 31,384 2,715
Weyerhaeuser Co 42,855 1,404
WP Carey Inc 12,394 768
$ 255,105
Retail - 7.93%
Advance Auto Parts Inc 3,474 232
AutoNation Inc
(d)
1,657 231
Bath & Body Works Inc 13,395 571
Best Buy Co Inc 9,827 712
BJ's Wholesale Club Holdings Inc
(d)
524,079 33,719
CarMax Inc
(d)
8,713 620
Casey's General Stores Inc 65,230 17,701
Cava Group Inc
(d)
220 10
Darden Restaurants Inc 242,752 39,467
Dick's Sporting Goods Inc 243,244 36,261
Dollar Tree Inc
(d)
12,194 1,593
Domino's Pizza Inc 17,898 7,628
Freshpet Inc
(d)
1,831 158
GameStop Corp
(d),(e)
15,656 223
Gap Inc/The 400,703 7,489
Genuine Parts Co 8,199 1,150
Kohl's Corp 6,452 166
Lithia Motors Inc 1,573 464
Macy's Inc 235,964 4,315
MSC Industrial Direct Co Inc 54,863 5,413
Murphy USA Inc 14,253 5,025
Nordstrom Inc 6,660 121
Ollie's Bargain Outlet Holdings Inc
(d)
2,436 175
O'Reilly Automotive Inc
(d)
6,882 7,041
Penske Automotive Group Inc 1,166 173
Petco Health & Wellness Co Inc
(d)
4,908 12
RH
(d)
759 192
Ross Stores Inc 339,062 47,564
Target Corp 187,100 26,022
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Victoria's Secret & Co
(d)
2,492 $ 65
Walgreens Boots Alliance Inc 143,321 3,235
Williams-Sonoma Inc 3,230 625
Yum! Brands Inc 389,645 50,455
$ 298,828
Savings & Loans - 0.01%
New York Community Bancorp Inc 41,646 269
TFS Financial Corp 3,190 43
$ 312
Semiconductors - 2.58%
Cirrus Logic Inc
(d)
75,266 5,811
Entegris Inc 8,270 973
GLOBALFOUNDRIES Inc
(d),(e)
4,575 252
IPG Photonics Corp
(d)
1,742 171
Marvell Technology Inc 49,929 3,380
Microchip Technology Inc 9,022 768
MKS Instruments Inc 403,871 42,992
ON Semiconductor Corp
(d)
25,227 1,794
Qorvo Inc
(d)
5,708 569
Skyworks Solutions Inc 384,295 40,144
Teradyne Inc 1,512 146
Wolfspeed Inc
(d)
7,244 236
$ 97,236
Shipbuilding - 0.02%
Huntington Ingalls Industries Inc 2,280 590
Software - 2.20%
Akamai Technologies Inc
(d)
179,669 22,141
ANSYS Inc
(d)
885 290
AppLovin Corp
(d)
9,106 375
Aspen Technology Inc
(d)
1,621 311
Bentley Systems Inc 780 39
BILL Holdings Inc
(d)
5,990 467
Broadridge Financial Solutions Inc 1,113 227
CCC Intelligent Solutions Holdings Inc
(d)
11,755 129
Concentrix Corp 2,558 227
Dayforce Inc
(d)
7,876 548
Doximity Inc
(d)
3,941 106
Dropbox Inc - A Shares
(d)
1,509 48
Electronic Arts Inc 15,818 2,176
Fidelity National Information Services Inc 34,643 2,157
Guidewire Software Inc
(d)
43,680 4,878
HashiCorp Inc
(d)
2,135 47
Informatica Inc
(d)
2,286 69
Jack Henry & Associates Inc 2,894 480
Manhattan Associates Inc
(d)
33,410 8,104
MSCI Inc 2,243 1,343
nCino Inc
(d)
3,710 117
Nutanix Inc
(d)
397,213 22,323
Paycor HCM Inc
(d)
2,341 45
Playtika Holding Corp
(d)
653 5
PTC Inc
(d)
3,177 574
SentinelOne Inc
(d)
11,822 317
SS&C Technologies Holdings Inc 12,706 775
Take-Two Interactive Software Inc
(d)
9,639 1,590
Teradata Corp
(d)
119,922 5,538
Twilio Inc
(d)
8,256 581
Tyler Technologies Inc
(d)
591 250
UiPath Inc
(d)
5,439 125
Unity Software Inc
(d)
10,310 334
Zoom Video Communications Inc
(d)
95,818 6,190
ZoomInfo Technologies Inc
(d)
8,800 141
$ 83,067
Telecommunications - 0.75%
Ciena Corp
(d)
8,668 459
Corning Inc 44,508 1,446
Frontier Communications Parent Inc
(d)
14,309 352
Iridium Communications Inc 445 16
Juniper Networks Inc 18,611 688
Motorola Solutions Inc 79,000 25,241

Schedule of Investments
MidCap Value Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Ubiquiti Inc 36 $ 5
Viasat Inc
(d)
6,822 152
$ 28,359
Toys, Games & Hobbies - 0.02%
Hasbro Inc 7,632 374
Mattel Inc
(d)
20,580 368
$ 742
Transportation - 2.71%
CH Robinson Worldwide Inc 1,483 125
Expeditors International of Washington Inc 7,439 940
JB Hunt Transport Services Inc 215,857 43,383
Kirby Corp
(d)
3,472 273
Knight-Swift Transportation Holdings Inc 507,227 29,105
Landstar System Inc 139,427 26,731
Old Dominion Freight Line Inc 398 155
Ryder System Inc 2,555 290
Saia Inc
(d)
1,380 622
Schneider National Inc 3,148 77
XPO Inc
(d)
6,650 568
$ 102,269
Water - 0.05%
American Water Works Co Inc 11,395 1,413
Essential Utilities Inc 14,192 509
$ 1,922
TOTAL COMMON STOCKS $ 3,689,397
Total Investments $ 3,774,521
Other Assets and Liabilities -  (0.18)% (6,647)
TOTAL NET ASSETS - 100.00% $ 3,767,874
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,414 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,368 or 0.04% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 22.48%
Industrial 21.15%
Consumer, Non-cyclical 15.97%
Consumer, Cyclical 15.19%
Technology 9.86%
Basic Materials 4.18%
Energy 3.82%
Utilities 3.13%
Communications 2.14%
Money Market Funds 2.01%
Exchange-Traded Funds 0.25%
Other Assets and Liabilities
(0.18)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 70,147 $ 368,857 $ 364,679 $ 74,325
$ 70,147 $ 368,857 $ 364,679 $ 74,325
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 762 $ — $ — $ —
$ 762 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2024 Long 65 $ 17,831 $ 5
Total $ 5
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .52 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares MSCI EAFE Value ETF
(a)
110,000 $ 5,669
Money Market Funds - 3 .28%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(b),(c)
9,360,401 9,361
Principal Government Money Market Fund - Class
R-6 5.25%
(b),(c),(d)
67,500,124 67,500
$ 76,861
TOTAL INVESTMENT COMPANIES $ 82,530
COMMON STOCKS - 96 .41 % Shares Held Value (000's)
Advertising - 0 .05%
Dentsu Group Inc 3,100 $ 82
Publicis Groupe SA 7,122 714
WPP PLC 33,449 323
$ 1,119
Aerospace & Defense - 4 .28%
BAE Systems PLC 1,125,852 16,771
Elbit Systems Ltd 298 62
Leonardo SpA 12,594 220
Melrose Industries PLC 41,891 312
MTU Aero Engines AG 587 135
Rheinmetall AG 49,305 17,265
Rolls-Royce Holdings PLC
(e)
13,427,668 50,977
Thales SA 100,731 14,732
$ 100,474
Agriculture - 0 .83%
British American Tobacco PLC 599,760 17,683
Imperial Brands PLC 26,501 636
Japan Tobacco Inc 37,300 983
Wilmar International Ltd 59,800 147
$ 19,449
Airlines - 0 .58%
ANA Holdings Inc
(e)
3,300 73
Deutsche Lufthansa AG
(e)
18,621 155
Japan Airlines Co Ltd 4,400 85
Ryanair Holdings PLC ADR 97,399 13,012
Singapore Airlines Ltd 46,400 230
$ 13,555
Apparel - 0 .98%
Kering SA 55,866 22,948
Automobile Manufacturers - 1 .35%
Bayerische Motoren Werke AG 9,923 1,033
Daimler Truck Holding AG 16,646 595
Honda Motor Co Ltd 1,805,714 20,184
Isuzu Motors Ltd 18,200 248
Mazda Motor Corp 17,700 215
Mercedes-Benz Group AG 24,970 1,686
Nissan Motor Co Ltd 72,200 283
Renault SA 5,981 225
Stellantis NV 68,849 1,516
Subaru Corp 19,100 381
Suzuki Motor Corp 11,500 517
Toyota Motor Corp 164,950 3,294
Volkswagen AG 919 130
Volvo AB - A Shares 6,232 153
Volvo AB - B Shares 46,960 1,125
Volvo Car AB
(e)
19,139 50
$ 31,635
Automobile Parts & Equipment - 2 .84%
Aisin Corp 4,600 172
Bridgestone Corp 17,800 771
Cie Generale des Etablissements Michelin SCA 637,304 21,160
Continental AG 244,871 20,004
Koito Manufacturing Co Ltd 1,162,352 17,795
Sumitomo Electric Industries Ltd 22,300 296
Toyota Industries Corp 4,600 389
Valeo SE 465,474 6,076
$ 66,663
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 8 .07%
ABN AMRO Bank NV
(f)
14,815 $ 218
AIB Group PLC 24,449 107
ANZ Group Holdings Ltd 93,524 1,650
Banco Bilbao Vizcaya Argentaria SA 185,643 1,738
Banco BPM SpA 24,520 132
Banco Bradesco SA ADR 1,686,325 5,228
Banco Santander SA 503,646 2,024
Bank Hapoalim BM 39,534 336
Bank Leumi Le-Israel BM 47,431 360
Bank of Ireland Group PLC 21,374 197
Banque Cantonale Vaudoise 938 120
Barclays PLC 15,182,132 28,214
BNP Paribas SA 131,486 8,834
BOC Hong Kong Holdings Ltd 8,230,271 19,726
CaixaBank SA 128,406 548
Chiba Bank Ltd/The 16,500 122
Commerzbank AG 32,807 377
Concordia Financial Group Ltd 33,000 157
Credit Agricole SA 33,251 476
Danske Bank A/S 21,465 576
Deutsche Bank AG 60,318 779
DNB Bank ASA 28,804 560
Erste Group Bank AG 10,700 461
FinecoBank Banca Fineco SpA 19,003 274
Hang Seng Bank Ltd 23,800 248
HSBC Holdings PLC 394,150 3,077
ING Groep NV 1,349,765 19,178
Intesa Sanpaolo SpA 483,611 1,490
Israel Discount Bank Ltd 38,496 187
Japan Post Bank Co Ltd 45,000 468
KBC Group NV 7,789 508
Lloyds Banking Group PLC 1,977,558 1,060
Macquarie Group Ltd 11,425 1,410
Mediobanca Banca di Credito Finanziario SpA 17,180 228
Mitsubishi UFJ Financial Group Inc 355,300 3,328
Mizrahi Tefahot Bank Ltd 3,125 116
Mizuho Financial Group Inc 75,000 1,362
National Australia Bank Ltd 97,372 2,054
NatWest Group PLC 2,952,387 8,332
Nordea Bank Abp 99,637 1,228
Oversea-Chinese Banking Corp Ltd 105,300 1,007
Resona Holdings Inc 66,100 365
Shizuoka Financial Group Inc 14,600 134
Skandinaviska Enskilda Banken AB 49,382 701
Societe Generale SA 22,988 591
Standard Chartered PLC 71,317 539
Sumitomo Mitsui Financial Group Inc 106,100 5,519
Sumitomo Mitsui Trust Holdings Inc 20,414 418
Svenska Handelsbanken AB 45,390 489
Swedbank AB 26,421 539
UBS Group AG 35,823 1,072
UniCredit SpA 881,270 25,814
United Overseas Bank Ltd 1,561,160 32,907
Westpac Banking Corp 109,201 1,713
$ 189,296
Beverages - 2 .79%
Anheuser-Busch InBev SA/NV 305,824 18,918
Asahi Group Holdings Ltd 497,400 18,488
Carlsberg AS 1,073 138
Coca-Cola Europacific Partners PLC 6,425 443
Coca-Cola HBC AG
(e)
3,438 101
Diageo PLC 734,035 26,512
Heineken Holding NV 4,033 338
JDE Peet's NV
(a)
3,134 77
Kirin Holdings Co Ltd 24,100 346
Suntory Beverage & Food Ltd 4,300 140
Treasury Wine Estates Ltd 8,977 63
$ 65,564

Schedule of Investments
Overseas Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 0 .78%
AGC Inc 6,000 $ 226
Cie de Saint-Gobain SA 14,183 1,003
Heidelberg Materials AG 4,346 401
Holcim AG
(e)
16,219 1,239
ROCKWOOL A/S 296 81
Svenska Cellulosa AB SCA 18,855 257
TOTO Ltd 559,000 15,129
Xinyi Glass Holdings Ltd 22,000 18
$ 18,354
Chemicals - 5 .06%
Air Liquide SA 73,796 13,810
Akzo Nobel NV 582,474 44,741
Arkema SA 174,342 18,974
Asahi Kasei Corp 39,000 296
BASF SE 486,760 23,269
Clariant AG
(e)
6,714 86
Covestro AG
(e),(f)
3,912 207
Croda International PLC 41,080 2,486
DSM-Firmenich AG 5,787 612
EMS-Chemie Holding AG 113 85
Evonik Industries AG 7,250 133
ICL Group Ltd 24,077 109
Mitsubishi Chemical Group Corp 39,900 241
Mitsui Chemicals Inc 5,400 159
OCI NV 3,283 94
Sumitomo Chemical Co Ltd 43,800 103
Syensqo SA
(e)
2,306 206
Toray Industries Inc 43,200 216
Tosoh Corp 981,100 12,651
Umicore SA 6,518 148
Wacker Chemie AG 587 64
Yara International ASA 5,153 170
$ 118,860
Commercial Services - 2 .05%
Adecco Group AG 4,979 215
Amadeus IT Group SA 164,397 11,521
Bureau Veritas SA 3,317 88
Dai Nippon Printing Co Ltd 6,400 185
Randstad NV 280,693 15,960
RELX PLC 146,360 6,041
RELX PLC 307,761 12,695
Secom Co Ltd 4,300 312
Securitas AB 15,305 149
SGS SA 1,633 151
TOPPAN Holdings Inc 7,600 210
Transurban Group 62,460 549
Worldline SA/France
(e),(f)
3,864 52
$ 48,128
Computers - 0 .02%
Fujitsu Ltd 1,900 263
Teleperformance SE 926 145
$ 408
Consumer Products - 1 .44%
Henkel AG & Co KGaA 3,233 221
Reckitt Benckiser Group PLC 463,088 33,482
$ 33,703
Cosmetics & Personal Care - 0 .56%
Kao Corp 9,400 372
Kose Corp 700 46
Shiseido Co Ltd 4,300 120
Unilever PLC 256,913 12,501
$ 13,039
Distribution & Wholesale - 0 .26%
ITOCHU Corp 37,000 1,679
Marubeni Corp 44,500 759
Mitsubishi Corp 107,300 1,849
Mitsui & Co Ltd 14,100 572
Sumitomo Corp 32,300 743
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Toyota Tsusho Corp 6,600 $ 433
$ 6,035
Diversified Financial Services - 3 .43%
abrdn plc 58,692 125
AerCap Holdings NV
(e)
6,230 477
Amundi SA
(f)
1,911 129
ASX Ltd 3,012 129
Azimut Holding SpA 491,725 13,709
Daiwa Securities Group Inc 41,500 297
Euronext NV
(f)
181,604 15,973
Hargreaves Lansdown PLC 11,070 107
Julius Baer Group Ltd 601,531 32,748
Mitsubishi HC Capital Inc 25,200 179
Nomura Holdings Inc 93,500 504
ORIX Corp 36,500 705
SBI Holdings Inc 3,900 96
Schroders PLC 25,085 128
St James's Place PLC 1,856,462 15,282
$ 80,588
Electric - 4 .53%
Chubu Electric Power Co Inc 20,100 261
CLP Holdings Ltd 2,311,000 18,381
E.ON SE 69,867 945
EDP - Energias de Portugal SA 97,655 435
EDP Renovaveis SA 6,213 101
Elia Group SA/NV 471 57
Endesa SA 9,885 196
Enel SpA 6,730,352 45,923
Engie SA 56,839 908
Fortum Oyj 698,739 9,552
Iberdrola SA 1,088,836 13,110
Kansai Electric Power Co Inc/The 22,000 300
Mercury NZ Ltd 11,167 46
National Grid PLC 114,773 1,529
Orsted AS
(f)
5,886 332
Power Assets Holdings Ltd 43,500 255
Redeia Corp SA 12,629 210
RWE AG 339,148 12,523
SSE PLC 33,987 724
Terna - Rete Elettrica Nazionale 43,785 369
Tokyo Electric Power Co Holdings Inc
(e)
47,600 253
$ 106,410
Electrical Components & Equipment - 0 .01%
Brother Industries Ltd 7,300 122
Electronics - 2 .14%
Assa Abloy AB 224,353 6,153
Kyocera Corp 40,000 586
MINEBEA MITSUMI Inc 1,059,600 21,902
Murata Manufacturing Co Ltd 1,068,400 21,573
$ 50,214
Engineering & Construction - 1 .36%
Acciona SA 768 99
ACS Actividades de Construccion y Servicios SA 6,493 256
ACS Actividades de Construccion y Servicios SA -
Rights
(e)
6,493 3
Aena SME SA
(f)
92,529 16,369
Aeroports de Paris SA 722 97
Auckland International Airport Ltd 41,250 212
Bouygues SA 5,935 217
CK Infrastructure Holdings Ltd 19,500 116
Eiffage SA 2,287 239
Ferrovial SE 5,584 213
Kajima Corp 13,200 236
Keppel Ltd 45,300 241
Obayashi Corp 20,300 188
Shimizu Corp 16,200 108
Skanska AB 10,588 184
Taisei Corp 5,300 193

Schedule of Investments
Overseas Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Vinci SA 102,981 $ 13,009
$ 31,980
Entertainment - 0 .55%
Entain PLC 1,039,897 12,666
Genting Singapore Ltd 188,100 141
La Francaise des Jeux SAEM
(f)
3,269 133
Toho Co Ltd/Tokyo 1,700 55
$ 12,995
Food - 3 .42%
Barry Callebaut AG 7,360 10,751
Carrefour SA 659,970 11,267
CK Hutchison Holdings Ltd 3,541,000 18,288
Danone SA 316,127 21,061
J Sainsbury PLC 51,586 176
Kesko Oyj 8,500 166
Koninklijke Ahold Delhaize NV 29,899 841
MEIJI Holdings Co Ltd 7,400 179
Mowi ASA 14,483 261
Ocado Group PLC
(e)
9,312 64
Orkla ASA 21,815 171
Salmar ASA 1,517 84
Seven & i Holdings Co Ltd 405,500 16,015
Tesco PLC 221,149 801
WH Group Ltd
(f)
259,500 153
$ 80,278
Food Service - 0 .48%
Compass Group PLC 408,577 11,254
Forest Products & Paper - 0 .06%
Holmen AB 2,372 93
Mondi PLC 13,736 246
Oji Holdings Corp 26,800 105
Smurfit Kappa Group PLC 8,102 302
UPM-Kymmene Oyj 16,609 604
$ 1,350
Gas - 0 .63%
Centrica PLC 7,847,741 13,734
Enagas SA 7,746 126
Hong Kong & China Gas Co Ltd 349,300 249
Naturgy Energy Group SA 3,923 106
Osaka Gas Co Ltd 11,600 244
Snam SpA 62,754 306
$ 14,765
Hand & Machine Tools - 0 .94%
Fuji Electric Co Ltd 1,900 95
Makita Corp 816,300 21,971
Schindler Holding AG - REG 256 61
$ 22,127
Healthcare - Products - 4 .04%
EBOS Group Ltd 4,775 109
Elekta AB
(a)
1,989,522 15,012
EssilorLuxottica SA 3,211 629
FUJIFILM Holdings Corp 11,600 735
Getinge AB 875,328 18,712
Koninklijke Philips NV 1,014,245 21,457
Olympus Corp 1,192,800 17,658
Smith & Nephew PLC 1,470,616 20,567
$ 94,879
Healthcare - Services - 0 .04%
Eurofins Scientific SE 1,470 89
Fresenius Medical Care AG 6,392 247
Fresenius SE & Co KGaA 13,145 369
Sonic Healthcare Ltd 14,024 292
$ 997
Holding Companies - Diversified - 0 .02%
Jardine Matheson Holdings Ltd 5,018 201
Swire Pacific Ltd 13,000 101
Wharf Holdings Ltd/The 34,000 99
$ 401
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .84%
Barratt Developments PLC 30,330 $ 207
Berkeley Group Holdings PLC 3,311 201
Daiwa House Industry Co Ltd 18,500 572
Iida Group Holdings Co Ltd 4,900 74
Open House Group Co Ltd 1,100 34
Persimmon PLC 996,691 18,357
Sekisui Chemical Co Ltd 11,900 170
Taylor Wimpey PLC 109,931 205
$ 19,820
Home Furnishings - 0 .61%
Electrolux AB
(e)
1,470,617 13,756
Hoshizaki Corp 1,200 44
Panasonic Holdings Corp 34,300 323
SEB SA 774 95
Sharp Corp/Japan 2,700 18
$ 14,236
Insurance - 5 .65%
Admiral Group PLC 4,052 129
Aegon Ltd 50,531 298
Ageas SA/NV 4,973 214
AIA Group Ltd 1,841,600 14,443
Allianz SE 82,316 21,993
ASR Nederland NV 4,933 233
Assicurazioni Generali SpA 31,541 704
Aviva PLC 85,221 465
AXA SA 556,380 18,675
Baloise Holding AG 1,426 228
Gjensidige Forsikring ASA 6,223 100
Helvetia Holding AG 1,156 167
Japan Post Holdings Co Ltd 64,600 618
Japan Post Insurance Co Ltd 5,900 111
Legal & General Group PLC 12,254,477 39,416
M&G PLC 69,807 197
MS&AD Insurance Group Holdings Inc 13,400 553
NN Group NV 8,425 345
Phoenix Group Holdings PLC 23,377 149
Prudential PLC 2,750,650 28,256
Sampo Oyj 14,048 588
Sompo Holdings Inc 9,200 477
Suncorp Group Ltd 39,530 364
Swiss Life Holding AG 918 659
Swiss Re AG 3,285 376
T&D Holdings Inc 7,800 129
Talanx AG 2,010 141
Tryg A/S 10,865 232
Zurich Insurance Group AG 4,554 2,314
$ 132,574
Internet - 0 .44%
LY Corp 83,200 259
Tencent Holdings Ltd 286,900 9,959
Trend Micro Inc/Japan 2,700 154
$ 10,372
Investment Companies - 0 .05%
Eurazeo SE 1,355 115
EXOR NV 2,913 282
Groupe Bruxelles Lambert NV 2,740 208
Industrivarden AB - A Shares 2,715 86
Industrivarden AB - C Shares 2,956 93
L E Lundbergforetagen AB 2,366 123
Sofina SA 480 115
Washington H Soul Pattinson & Co Ltd 4,746 106
$ 1,128
Iron & Steel - 0 .11%
ArcelorMittal SA 15,923 438
BlueScope Steel Ltd 14,057 215
Fortescue Ltd 52,700 1,019
JFE Holdings Inc 17,900 283
Nippon Steel Corp 26,600 640

Schedule of Investments
Overseas Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
voestalpine AG 3,612 $ 107
$ 2,702
Leisure Products & Services - 0 .01%
Yamaha Corp 4,000 88
Yamaha Motor Co Ltd 27,700 262
$ 350
Lodging - 0 .53%
Accor SA 299,954 11,846
City Developments Ltd 15,800 72
Galaxy Entertainment Group Ltd 34,000 177
Sands China Ltd
(e)
48,800 128
Whitbread PLC 3,007 136
$ 12,359
Machinery - Construction & Mining - 1 .38%
Hitachi Construction Machinery Co Ltd 3,400 96
Hitachi Ltd 18,800 1,477
Komatsu Ltd 648,647 18,454
Mitsubishi Electric Corp 743,611 11,036
Mitsubishi Heavy Industries Ltd 10,000 667
Sandvik AB 16,590 349
Siemens Energy AG
(e)
16,168 240
$ 32,319
Machinery - Diversified - 2 .61%
FANUC Corp 773,700 21,402
GEA Group AG 270,393 10,829
Kone Oyj 3,703 183
Kubota Corp 20,300 307
Nabtesco Corp 888,658 17,081
Omron Corp 1,900 86
Valmet Oyj 394,184 11,157
Wartsila OYJ Abp 14,732 217
$ 61,262
Media - 0 .02%
Bollore SE 22,961 152
Pearson PLC 19,896 244
Vivendi SE 10,416 117
$ 513
Metal Fabrication & Hardware - 1 .70%
NSK Ltd 2,972,700 16,206
SKF AB 1,190,956 23,468
Tenaris SA 14,695 232
$ 39,906
Mining - 1 .78%
Anglo American PLC 39,543 943
Antofagasta PLC 12,271 267
BHP Group Ltd 102,529 3,137
Boliden AB 536,277 14,234
Endeavour Mining PLC 5,746 102
Glencore PLC 325,744 1,724
IGO Ltd 14,237 69
Norsk Hydro ASA 41,289 242
Pilbara Minerals Ltd
(a)
32,147 73
Rio Tinto Ltd 11,552 994
Rio Tinto PLC 113,859 7,881
Sibanye Stillwater Ltd
(a)
9,712,836 11,705
South32 Ltd 141,139 306
Sumitomo Metal Mining Co Ltd 7,700 213
$ 41,890
Miscellaneous Manufacturers - 1 .07%
Alstom SA
(a)
1,760,509 22,200
JSR Corp 2,000 55
Siemens AG 15,373 2,752
Smiths Group PLC 10,815 222
$ 25,229
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .05%
Canon Inc 31,200 $ 860
Ricoh Co Ltd 17,100 134
Seiko Epson Corp 9,000 131
$ 1,125
Oil & Gas - 5 .83%
Aker BP ASA 868,390 23,048
Ampol Ltd 7,416 175
BP PLC 5,643,362 32,960
DCC PLC
(e)
3,074 224
ENEOS Holdings Inc 89,610 362
Eni SpA 73,540 1,172
Equinor ASA 645,341 18,467
Galp Energia SGPS SA 5,112 81
Idemitsu Kosan Co Ltd 30,200 168
Inpex Corp 19,600 266
Neste Oyj 13,165 454
OMV AG 4,584 204
Repsol SA 39,752 587
Santos Ltd 101,070 511
Shell PLC 852,399 26,679
Shell PLC 205,925 6,384
Suncor Energy Inc 581,332 19,250
TotalEnergies SE 71,315 4,627
Woodside Energy Group Ltd 59,089 1,236
$ 136,855
Oil & Gas Services - 0 .00%
Seatrium Ltd
(e)
708,600 53
Packaging & Containers - 1 .26%
DS Smith PLC 4,715,309 16,813
Stora Enso Oyj 997,227 12,689
$ 29,502
Pharmaceuticals - 6 .74%
AstraZeneca PLC 186,990 24,791
Bayer AG 213,893 6,655
Eisai Co Ltd 3,900 184
GSK PLC 1,421,707 28,118
Hikma Pharmaceuticals PLC 5,160 126
Ipsen SA 425 49
Novartis AG 231,619 23,953
Roche Holding AG 131,187 37,351
Sandoz Group AG
(e)
12,741 437
Sanofi SA 200,147 20,043
Takeda Pharmaceutical Co Ltd 546,600 16,065
Teva Pharmaceutical Industries Ltd ADR
(e)
34,881 422
$ 158,194
Pipelines - 1 .28%
APA Group 39,925 221
Enbridge Inc 840,403 29,842
$ 30,063
Private Equity - 0 .05%
3i Group PLC 30,291 948
CapitaLand Investment Ltd/Singapore 80,900 178
$ 1,126
Real Estate - 0 .22%
Azrieli Group Ltd 1,363 92
CK Asset Holdings Ltd 60,500 273
Daito Trust Construction Co Ltd 1,900 216
Fastighets AB Balder
(e)
20,290 135
Hang Lung Properties Ltd 58,000 67
Henderson Land Development Co Ltd 45,438 118
Hongkong Land Holdings Ltd 34,401 107
Hulic Co Ltd 12,000 133
LEG Immobilien SE
(e)
2,307 191
Mitsubishi Estate Co Ltd 35,000 485
Mitsui Fudosan Co Ltd 27,600 693
New World Development Co Ltd 48,451 59
Nomura Real Estate Holdings Inc 3,400 93
Sekisui House Ltd 18,500 418

Schedule of Investments
Overseas Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Sino Land Co Ltd 114,000 $ 119
Sumitomo Realty & Development Co Ltd 8,900 280
Sun Hung Kai Properties Ltd 44,883 419
Swire Properties Ltd 36,400 68
Swiss Prime Site AG 2,388 242
UOL Group Ltd 7,100 33
Vonovia SE 22,817 711
Wharf Real Estate Investment Co Ltd 52,000 152
$ 5,104
REITs - 1 .12%
CapitaLand Integrated Commercial Trust 165,699 247
Covivio SA/France 1,624 79
Daiwa House REIT Investment Corp 72 127
Dexus 33,473 169
Gecina SA 1,431 158
GLP J-Reit 145 130
GPT Group/The 59,614 180
Japan Metropolitan Fund Invest 218 148
Japan Real Estate Investment Corp 40 153
KDX Realty Investment Corp 129 140
Klepierre SA 6,696 173
Land Securities Group PLC 22,022 186
Link REIT 3,346,322 16,784
Mapletree Logistics Trust 108,000 124
Mapletree Pan Asia Commercial Trust 73,400 80
Mirvac Group 122,795 173
Nippon Building Fund Inc 48 194
Nippon Prologis REIT Inc 71 126
Nomura Real Estate Master Fund Inc 133 146
Scentre Group 161,523 321
Segro PLC 516,937 5,741
Stockland 74,289 219
Unibail-Rodamco-Westfield
(e)
3,677 263
Vicinity Ltd 120,417 160
Warehouses De Pauw CVA 5,462 160
$ 26,381
Retail - 2 .20%
Alimentation Couche-Tard Inc 195,408 11,450
Associated British Foods PLC 727,722 21,555
Avolta AG
(e)
2,043 78
Cie Financiere Richemont SA 82,492 12,253
Jardine Cycle & Carriage Ltd 3,000 58
Kingfisher PLC 2,108,329 5,862
Swatch Group AG/The - BR 900 211
Swatch Group AG/The - REG 1,692 77
USS Co Ltd 2,200 41
$ 51,585
Semiconductors - 3 .10%
Infineon Technologies AG 234,828 8,561
Rohm Co Ltd 10,200 176
Samsung Electronics Co Ltd 803,789 43,676
SK Hynix Inc 201,868 20,215
SUMCO Corp 10,900 165
$ 72,793
Software - 1 .01%
SAP SE 136,218 23,599
Telecommunications - 1 .62%
BT Group PLC 201,132 285
Deutsche Telekom AG 1,178,682 28,934
Elisa Oyj 2,878 131
Hikari Tsushin Inc 200 35
HKT Trust & HKT Ltd 118,000 142
KDDI Corp 46,600 1,544
Koninklijke KPN NV 104,416 355
Nokia OYJ
(a)
168,271 608
Orange SA 57,947 689
SoftBank Corp 89,400 1,188
SoftBank Group Corp 20,800 898
Spark New Zealand Ltd 37,192 121
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Swisscom AG 806 $ 482
Tele2 AB 16,626 142
Telecom Italia SpA/Milano
(e)
310,081 93
Telefonaktiebolaget LM Ericsson 91,127 505
Telefonica SA 152,109 619
Telenor ASA 19,598 217
Telia Co AB
(a)
73,420 189
Telstra Group Ltd 62,925 166
Vodafone Group PLC 716,236 609
$ 37,952
Transportation - 1 .49%
AP Moller - Maersk A/S - A 61 111
AP Moller - Maersk A/S - B 150 277
Aurizon Holdings Ltd 57,284 141
Canadian Pacific Kansas City Ltd 176,837 14,230
Central Japan Railway Co 22,400 560
Deutsche Post AG 339,301 16,250
East Japan Railway Co 9,400 538
Getlink SE 7,231 125
Hankyu Hanshin Holdings Inc 3,500 107
Kawasaki Kisen Kaisha Ltd 2,800 136
Keisei Electric Railway Co Ltd 2,000 91
Kuehne + Nagel International AG 1,691 573
Mitsui OSK Lines Ltd 10,700 384
MTR Corp Ltd 48,500 158
Nippon Express Holdings Inc 2,300 137
Nippon Yusen KK 9,800 338
Odakyu Electric Railway Co Ltd 9,700 148
Poste Italiane SpA
(f)
16,259 176
SITC International Holdings Co Ltd 41,000 62
Tobu Railway Co Ltd 3,000 79
Tokyu Corp 10,200 120
West Japan Railway Co 6,800 283
$ 35,024
Water - 0 .05%
Severn Trent PLC 4,187 138
United Utilities Group PLC 21,221 286
Veolia Environnement SA 21,150 689
$ 1,113
TOTAL COMMON STOCKS $ 2,262,719
PREFERRED STOCKS - 1 .70 % Shares Held Value (000's)
Automobile Manufacturers - 0 .60%
Bayerische Motoren Werke AG 8.52% 1,834 $ 179
Dr Ing hc F Porsche AG 1.01%
(f)
150,603 12,787
Porsche Automobil Holding SE 2.56% 4,765 238
Volkswagen AG 8.76% 6,417 825
$ 14,029
Consumer Products - 1 .10%
Henkel AG & Co KGaA 1.85% 337,921 25,904
TOTAL PREFERRED STOCKS $ 39,933
Total Investments $ 2,385,182
Other Assets and Liabilities -  (1.63)% (38,274)
TOTAL NET ASSETS - 100.00% $ 2,346,908
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35,069 or 1.49% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $38,262 or
1.63% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security

Schedule of Investments
Overseas Fund
January 31, 2024 (unaudited)
See accompanying notes.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $46,529 or 1.98% of net assets.
Portfolio Summary
Location Percent
United Kingdom 23 .06%
Japan 14 .38%
Germany 10 .30%
France 10 .13%
Switzerland 5 .45%
Netherlands 5 .16%
Hong Kong 5 .09%
Sweden 4 .14%
Italy 3 .85%
United States 3 .52%
Canada 3 .19%
Korea, Republic Of 2 .72%
Spain 2 .05%
Norway 1 .83%
Finland 1 .61%
Singapore 1 .50%
Belgium 0 .89%
Australia 0 .76%
Ireland 0 .61%
South Africa 0 .50%
China 0 .42%
Brazil 0 .22%
Israel 0 .07%
Denmark 0 .06%
Luxembourg 0 .03%
Austria 0 .03%
Portugal 0 .02%
New Zealand 0 .01%
Jordan 0 .01%
Macao 0 .01%
Chile 0 .01%
Other Assets and Liabilities
( 1 .63 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 59,132 $ 279,878 $ 271,510 $ 67,500
$ 59,132 $ 279,878 $ 271,510 $ 67,500
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 600 $ — $ — $ —
$ 600 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2024 Long 148 $ 16,524 $ 115
Total $ 115
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .98 % Shares Held Value (000's)
Money Market Funds - 0 .98%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
39,838,137 $ 39,838
TOTAL INVESTMENT COMPANIES $ 39,838
COMMON STOCKS - 98 .23 % Shares Held Value (000's)
Aerospace & Defense - 0 .76%
RTX Corp 336,342 $ 30,647
Apparel - 1 .14%
Deckers Outdoor Corp
(c)
49,004 36,936
NIKE Inc 90,702 9,209
$ 46,145
Automobile Manufacturers - 2 .53%
Cummins Inc 137,154 32,821
PACCAR Inc 495,954 49,789
Tesla Inc
(c)
105,666 19,790
$ 102,400
Banks - 5 .02%
East West Bancorp Inc 190,051 13,838
JPMorgan Chase & Co 572,968 99,903
Morgan Stanley 441,442 38,511
PNC Financial Services Group Inc/The 338,175 51,135
$ 203,387
Beverages - 1 .25%
Keurig Dr Pepper Inc 975,283 30,663
Monster Beverage Corp
(c)
367,627 20,227
$ 50,890
Biotechnology - 1 .02%
Recursion Pharmaceuticals Inc
(c)
399,938 3,763
Regeneron Pharmaceuticals Inc
(c)
23,305 21,972
Vertex Pharmaceuticals Inc
(c)
36,466 15,804
$ 41,539
Building Materials - 2 .59%
CRH PLC 758,896 54,458
Trane Technologies PLC 201,452 50,776
$ 105,234
Chemicals - 0 .90%
Linde PLC 89,788 36,349
Computers - 6 .44%
Amdocs Ltd 391,771 35,918
Apple Inc 1,221,478 225,240
$ 261,158
Consumer Products - 1 .60%
Avery Dennison Corp 189,460 37,788
Church & Dwight Co Inc 271,597 27,119
$ 64,907
Distribution & Wholesale - 0 .25%
Pool Corp 26,764 9,936
Diversified Financial Services - 5 .60%
Ameriprise Financial Inc 130,223 50,374
BlackRock Inc 30,082 23,293
Nasdaq Inc 656,052 37,900
Visa Inc 423,469 115,717
$ 227,284
Electric - 2 .25%
Constellation Energy Corp 283,047 34,532
NextEra Energy Inc 529,836 31,064
Vistra Corp 248,698 10,204
Xcel Energy Inc 257,413 15,411
$ 91,211
Environmental Control - 1 .46%
Republic Services Inc 346,135 59,231
Food - 1 .44%
Hershey Co/The 91,901 17,786
Simply Good Foods Co/The
(c)
1,072,398 40,537
$ 58,323
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .83%
Abbott Laboratories 431,613 $ 48,837
GE HealthCare Technologies Inc 325,121 23,851
Thermo Fisher Scientific Inc 78,105 42,097
$ 114,785
Healthcare - Services - 2 .88%
HCA Healthcare Inc 168,456 51,362
UnitedHealth Group Inc 128,014 65,510
$ 116,872
Insurance - 2 .26%
Berkshire Hathaway Inc - Class B
(c)
90,510 34,732
Marsh & McLennan Cos Inc 176,712 34,254
Progressive Corp/The 127,351 22,700
$ 91,686
Internet - 9 .14%
Airbnb Inc
(c)
144,668 20,853
Alphabet Inc - A Shares
(c)
997,328 139,726
Amazon.com Inc
(c)
727,656 112,932
Meta Platforms Inc 202,477 78,994
Netflix Inc
(c)
25,490 14,379
Shopify Inc
(c)
49,395 3,955
$ 370,839
Leisure Products & Services - 0 .23%
YETI Holdings Inc
(c)
213,375 9,382
Machinery - Construction & Mining - 0 .76%
Caterpillar Inc 102,736 30,853
Machinery - Diversified - 0 .83%
Deere & Co 85,152 33,514
Media - 1 .66%
Charter Communications Inc
(c)
26,342 9,765
Comcast Corp - Class A 1,234,843 57,470
$ 67,235
Miscellaneous Manufacturers - 1 .20%
Parker-Hannifin Corp 105,050 48,796
Oil & Gas - 4 .12%
Chevron Corp 210,619 31,052
Coterra Energy Inc 756,639 18,825
EOG Resources Inc 279,112 31,760
Exxon Mobil Corp 400,496 41,175
Marathon Petroleum Corp 268,526 44,468
$ 167,280
Pharmaceuticals - 6 .10%
CVS Health Corp 404,562 30,087
Eli Lilly & Co 78,728 50,828
McKesson Corp 87,090 43,535
Merck & Co Inc 587,832 70,998
Novartis AG ADR 429,946 44,487
Roche Holding AG ADR 213,607 7,506
$ 247,441
Private Equity - 1 .03%
KKR & Co Inc 481,756 41,710
REITs - 2 .33%
American Tower Corp 141,040 27,595
Extra Space Storage Inc 218,442 31,552
Prologis Inc 280,009 35,474
$ 94,621
Retail - 6 .01%
Chipotle Mexican Grill Inc
(c)
2,090 5,034
Costco Wholesale Corp 115,429 80,209
Home Depot Inc/The 81,242 28,675
Lululemon Athletica Inc
(c)
9,761 4,430
O'Reilly Automotive Inc
(c)
37,671 38,539
Starbucks Corp 137,284 12,772
Tractor Supply Co 143,762 32,289
Ulta Beauty Inc
(c)
67,723 34,001
Williams-Sonoma Inc 40,526 7,837
$ 243,786

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 8 .73%
Advanced Micro Devices Inc
(c)
145,619 $ 24,419
Broadcom Inc 98,294 115,987
Lam Research Corp 62,929 51,927
Microchip Technology Inc 468,267 39,887
NVIDIA Corp 197,694 121,635
$ 353,855
Software - 11 .18%
Adobe Inc
(c)
109,965 67,934
Fair Isaac Corp
(c)
29,717 35,626
Fiserv Inc
(c)
112,924 16,021
Microsoft Corp 672,195 267,251
Roper Technologies Inc 35,460 19,042
Salesforce Inc
(c)
154,728 43,492
ServiceNow Inc
(c)
5,175 3,961
$ 453,327
Telecommunications - 1 .40%
T-Mobile US Inc 352,351 56,810
Transportation - 1 .29%
Expeditors International of Washington Inc 150,364 18,995
Union Pacific Corp 136,961 33,409
$ 52,404
TOTAL COMMON STOCKS $ 3,983,837
Total Investments $ 4,023,675
Other Assets and Liabilities -  0.79% 32,072
TOTAL NET ASSETS - 100.00% $ 4,055,747
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 26 .35%
Consumer, Non-cyclical 17 .12%
Financial 16 .24%
Communications 12 .20%
Consumer, Cyclical 10 .16%
Industrial 8 .89%
Energy 4 .12%
Utilities 2 .25%
Money Market Funds 0 .98%
Basic Materials 0 .90%
Other Assets and Liabilities
0 .79%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 89,715 $ 201,898 $ 251,775 $ 39,838
$ 89,715 $ 201,898 $ 251,775 $ 39,838
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 525 $ — $ — $ —
$ 525 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .33%
Blue Chip Fund
(a)
257,328 $ 10,445
Core Fixed Income Fund
(a)
9,674,797 83,106
Diversified International Fund
(a)
1,030,619 13,398
Diversified Real Asset Fund
(a)
523,005 5,648
International Small Company Fund
(a)
198,542 1,964
LargeCap Growth Fund I
(a)
566,629 10,160
MidCap Fund
(a)
44,699 1,733
MidCap Value Fund I
(a)
355,367 5,796
Origin Emerging Markets Fund
(a)
359,493 3,358
SmallCap Growth Fund I
(a),(b)
119,333 1,644
SmallCap Value Fund II
(a)
154,029 1,802
$ 139,054
Principal Funds, Inc. Institutional Class - 44 .68%
Equity Income Fund
(a)
239,467 9,035
High Income Fund
(a)
2,029,807 16,645
Inflation Protection Fund
(a)
1,953,413 15,022
LargeCap S&P 500 Index Fund
(a)
422,810 10,016
LargeCap Value Fund III
(a)
506,300 9,159
MidCap Growth Fund III
(a),(b)
374,536 4,247
Overseas Fund
(a)
729,993 7,577
Short-Term Income Fund
(a)
3,419,664 40,592
$ 112,293
TOTAL INVESTMENT COMPANIES $ 251,347
Total Investments $ 251,347
Other Assets and Liabilities -  (0.01)% (22)
TOTAL NET ASSETS - 100.00% $ 251,325
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 61 .82%
Domestic Equity Funds 25 .48%
International Equity Funds 10 .46%
Specialty Funds 2 .25%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 9,558 $ 115 $ 1,159 $ 10,445
Core Fixed Income Fund 82,914 1,898 7,993 83,106
Diversified International Fund 12,820 534 1,209 13,398
Diversified Real Asset Fund 5,768 123 573 5,648
Equity Income Fund 8,204 484 764 9,035
High Income Fund 16,628 529 1,484 16,645
Inflation Protection Fund 15,439 758 1,484 15,022
International Small Company Fund 1,900 72 217 1,964
LargeCap Growth Fund I 9,391 706 1,160 10,160
LargeCap S&P 500 Index Fund 9,216 513 743 10,016
LargeCap Value Fund III 8,284 921 764 9,159
MidCap Fund 1,564 68 160 1,733
MidCap Growth Fund III 3,856 347 366 4,247
MidCap Value Fund I 5,499 348 525 5,796
Origin Emerging Markets Fund 3,345 125 296 3,358
Overseas Fund 7,297 557 526 7,577
Short-Term Income Fund 42,408 910 3,790 40,592
SmallCap Growth Fund I 1,552 30 206 1,644
SmallCap Value Fund II 1,697 90 206 1,802
$ 247,340 $ 9,128 $ 23,625 $ 251,347
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3 $ 616 $ — $ 1,315
Core Fixed Income Fund 735 (985) — 7,272
Diversified International Fund 358 30 — 1,223
Diversified Real Asset Fund 40 (1) — 331
Equity Income Fund 48 189 63 922
High Income Fund 313 (120) — 1,092
Inflation Protection Fund 542 1 — 308
International Small Company Fund 40 1 — 208
LargeCap Growth Fund I 9 322 585 901
LargeCap S&P 500 Index Fund 139 (11) 266 1,041
LargeCap Value Fund III 160 94 123 624
MidCap Fund 2 35 43 226
MidCap Growth Fund III — 14 293 396
MidCap Value Fund I 83 55 189 419
Origin Emerging Markets Fund 81 1 — 183
Overseas Fund 338 9 143 240
Short-Term Income Fund 359 (67) — 1,131
SmallCap Growth Fund I — 49 — 219
SmallCap Value Fund II 52 3 8 218
$ 3,302 $ 235 $ 1,713 $ 18,269
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .57%
Blue Chip Fund
(a)
3,040,544 $ 123,416
Core Fixed Income Fund
(a)
89,919,669 772,410
Diversified International Fund
(a)
12,497,205 162,464
Diversified Real Asset Fund
(a)
4,851,164 52,392
International Small Company Fund
(a)
2,395,629 23,693
LargeCap Growth Fund I
(a)
6,703,285 120,190
MidCap Fund
(a)
475,156 18,422
MidCap Value Fund I
(a)
4,221,790 68,857
Origin Emerging Markets Fund
(a)
4,180,646 39,047
SmallCap Growth Fund I
(a),(b)
1,511,858 20,833
SmallCap Value Fund II
(a)
1,815,148 21,237
$ 1,422,961
Principal Funds, Inc. Institutional Class - 42 .44%
Equity Income Fund
(a)
2,834,632 106,951
High Income Fund
(a)
17,668,396 144,881
Inflation Protection Fund
(a)
17,034,856 130,998
LargeCap S&P 500 Index Fund
(a)
4,915,353 116,445
LargeCap Value Fund III
(a)
5,995,225 108,453
MidCap Growth Fund III
(a),(b)
4,598,739 52,150
Overseas Fund
(a)
8,407,940 87,274
Short-Term Income Fund
(a)
25,437,227 301,940
$ 1,049,092
TOTAL INVESTMENT COMPANIES $ 2,472,053
Total Investments $ 2,472,053
Other Assets and Liabilities -  (0.01)% (198)
TOTAL NET ASSETS - 100.00% $ 2,471,855
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 54 .62%
Domestic Equity Funds 30 .63%
International Equity Funds 12 .64%
Specialty Funds 2 .12%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 109,706 $ 144 $ 8,894 $ 123,416
Core Fixed Income Fund 742,812 7,600 35,262 772,410
Diversified International Fund 150,063 4,471 6,936 162,464
Diversified Real Asset Fund 51,633 430 2,648 52,392
Equity Income Fund 93,924 4,402 4,288 106,951
High Income Fund 139,892 2,859 6,142 144,881
Inflation Protection Fund 129,712 4,829 6,143 130,998
International Small Company Fund 21,951 512 1,217 23,693
LargeCap Growth Fund I 107,827 7,065 8,894 120,190
LargeCap S&P 500 Index Fund 104,020 4,765 4,077 116,445
LargeCap Value Fund III 94,775 9,626 4,288 108,453
MidCap Fund 16,107 495 901 18,422
MidCap Growth Fund III 45,751 3,613 2,118 52,150
MidCap Value Fund I 63,070 3,263 2,965 68,857
Origin Emerging Markets Fund 37,627 980 1,642 39,047
Overseas Fund 81,866 5,560 2,913 87,274
Short-Term Income Fund 304,581 2,961 13,396 301,940
SmallCap Growth Fund I 18,727 30 1,218 20,833
SmallCap Value Fund II 19,168 721 1,165 21,237
$ 2,333,212 $ 64,326 $ 115,107 $ 2,472,053
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 39 $ 5,226 $ — $ 17,234
Core Fixed Income Fund 6,732 (4,303) — 61,563
Diversified International Fund 4,300 (33) — 14,899
Diversified Real Asset Fund 364 96 — 2,881
Equity Income Fund 558 919 738 11,994
High Income Fund 2,708 (206) — 8,478
Inflation Protection Fund 4,678 (272) — 2,872
International Small Company Fund 482 3 — 2,444
LargeCap Growth Fund I 108 1,307 6,851 12,885
LargeCap S&P 500 Index Fund 1,598 (31) 3,067 11,768
LargeCap Value Fund III 1,874 533 1,435 7,807
MidCap Fund 21 247 451 2,474
MidCap Growth Fund III — 38 3,560 4,866
MidCap Value Fund I 972 312 2,218 5,177
Origin Emerging Markets Fund 939 7 — 2,075
Overseas Fund 3,860 149 1,628 2,612
Short-Term Income Fund 2,631 28 — 7,766
SmallCap Growth Fund I — 10 — 3,284
SmallCap Value Fund II 604 (2) 89 2,515
$ 32,468 $ 4,028 $ 20,037 $ 185,594
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .96%
Blue Chip Fund
(a)
2,297,133 $ 93,241
Core Fixed Income Fund
(a)
53,854,368 462,609
Diversified International Fund
(a)
9,116,114 118,510
Diversified Real Asset Fund
(a)
3,545,761 38,294
International Small Company Fund
(a)
1,839,774 18,195
LargeCap Growth Fund I
(a)
5,088,468 91,236
MidCap Fund
(a)
390,087 15,124
MidCap Value Fund I
(a)
3,088,294 50,370
Origin Emerging Markets Fund
(a)
3,105,357 29,004
SmallCap Growth Fund I
(a),(b)
1,077,642 14,850
SmallCap Value Fund II
(a)
1,372,593 16,059
$ 947,492
Principal Funds, Inc. Institutional Class - 40 .05%
Equity Income Fund
(a)
2,153,951 81,269
High Income Fund
(a)
9,761,450 80,044
Inflation Protection Fund
(a)
9,451,898 72,685
LargeCap S&P 500 Index Fund
(a)
3,787,144 89,717
LargeCap Value Fund III
(a)
4,551,331 82,334
MidCap Growth Fund III
(a),(b)
3,329,175 37,753
Overseas Fund
(a)
6,125,433 63,582
Short-Term Income Fund
(a)
10,562,808 125,380
$ 632,764
TOTAL INVESTMENT COMPANIES $ 1,580,256
Total Investments $ 1,580,256
Other Assets and Liabilities -  (0.01)% (93)
TOTAL NET ASSETS - 100.00% $ 1,580,163
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 46 .89%
Domestic Equity Funds 36 .20%
International Equity Funds 14 .50%
Specialty Funds 2 .42%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 82,517 $ 702 $ 6,906 $ 93,241
Core Fixed Income Fund 443,173 8,468 23,330 462,609
Diversified International Fund 109,096 4,224 5,638 118,510
Diversified Real Asset Fund 37,357 617 1,843 38,294
Equity Income Fund 71,110 3,888 3,538 81,269
High Income Fund 77,020 2,212 3,759 80,044
Inflation Protection Fund 71,689 3,324 3,760 72,685
International Small Company Fund 16,782 569 1,032 18,195
LargeCap Growth Fund I 81,448 5,967 6,907 91,236
LargeCap S&P 500 Index Fund 79,895 4,267 3,464 89,717
LargeCap Value Fund III 71,825 7,716 3,537 82,334
MidCap Fund 13,111 530 737 15,124
MidCap Growth Fund III 32,997 2,911 1,695 37,753
MidCap Value Fund I 45,961 2,801 2,395 50,370
Origin Emerging Markets Fund 27,864 960 1,364 29,004
Overseas Fund 59,510 4,470 2,397 63,582
Short-Term Income Fund 126,034 2,263 6,156 125,380
SmallCap Growth Fund I 13,301 189 995 14,850
SmallCap Value Fund II 14,434 716 995 16,059
$ 1,475,124 $ 56,794 $ 80,448 $ 1,580,256
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 29 $ 3,645 $ — $ 13,283
Core Fixed Income Fund 4,031 (445) — 34,743
Diversified International Fund 3,152 (22) — 10,850
Diversified Real Asset Fund 267 (6) — 2,169
Equity Income Fund 426 (31) 565 9,840
High Income Fund 1,497 70 — 4,501
Inflation Protection Fund 2,609 (3) — 1,435
International Small Company Fund 372 1 — 1,875
LargeCap Growth Fund I 82 63 5,212 10,665
LargeCap S&P 500 Index Fund 1,236 1 2,372 9,018
LargeCap Value Fund III 1,433 (6) 1,097 6,336
MidCap Fund 17 6 372 2,214
MidCap Growth Fund III — 21 2,589 3,519
MidCap Value Fund I 715 (8) 1,630 4,011
Origin Emerging Markets Fund 701 6 — 1,538
Overseas Fund 2,824 19 1,190 1,980
Short-Term Income Fund 1,092 39 — 3,200
SmallCap Growth Fund I — 187 — 2,168
SmallCap Value Fund II 460 — 67 1,904
$ 20,943 $ 3,537 $ 15,094 $ 125,249
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .29%
Blue Chip Fund
(a)
9,159,877 $ 371,799
Core Fixed Income Fund
(a)
208,589,463 1,791,784
Diversified International Fund
(a)
37,101,738 482,323
International Small Company Fund
(a)
7,767,787 76,823
LargeCap Growth Fund I
(a)
20,224,537 362,626
MidCap Fund
(a)
1,571,871 60,941
MidCap Value Fund I
(a)
12,703,368 207,192
Origin Emerging Markets Fund
(a)
12,617,487 117,847
Real Estate Securities Fund
(a)
4,499,046 119,135
SmallCap Growth Fund I
(a),(b)
4,348,622 59,924
SmallCap Value Fund II
(a)
5,792,475 67,772
$ 3,718,166
Principal Funds, Inc. Institutional Class - 30 .72%
Equity Income Fund
(a)
8,577,976 323,647
High Income Fund
(a)
30,229,765 247,884
LargeCap S&P 500 Index Fund
(a)
14,244,532 337,453
LargeCap Value Fund III
(a)
18,110,410 327,618
MidCap Growth Fund III
(a),(b)
13,506,091 153,159
Overseas Fund
(a)
24,897,674 258,438
$ 1,648,199
TOTAL INVESTMENT COMPANIES $ 5,366,365
Total Investments $ 5,366,365
Other Assets and Liabilities -  (0.01)% (411)
TOTAL NET ASSETS - 100.00% $ 5,365,954
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 44 .56%
Fixed Income Funds 38 .01%
International Equity Funds 17 .44%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 325,696 $ 1,145 $ 22,074 $ 371,799
Core Fixed Income Fund 1,693,421 22,063 55,037 1,791,784
Diversified International Fund 438,145 14,357 13,758 482,323
Equity Income Fund 279,512 14,099 8,619 323,647
High Income Fund 235,538 5,455 7,106 247,884
International Small Company Fund 69,724 1,862 2,571 76,823
LargeCap Growth Fund I 320,448 21,922 22,073 362,626
LargeCap S&P 500 Index Fund 297,619 14,470 8,316 337,453
LargeCap Value Fund III 282,517 28,751 8,617 327,618
MidCap Fund 52,129 1,764 1,814 60,941
MidCap Growth Fund III 132,217 10,906 4,157 153,159
MidCap Value Fund I 186,616 10,269 5,973 207,192
Origin Emerging Markets Fund 111,768 3,221 3,326 117,847
Overseas Fund 239,426 16,903 5,897 258,438
Real Estate Securities Fund 107,471 1,222 3,779 119,135
SmallCap Growth Fund I 52,766 298 2,496 59,924
SmallCap Value Fund II 59,882 2,495 2,495 67,772
$ 4,884,895 $ 171,202 $ 178,108 $ 5,366,365
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 116 $ (542) $ — $ 67,574
Core Fixed Income Fund 15,492 315 — 131,022
Diversified International Fund 12,715 (44) — 43,623
Equity Income Fund 1,682 50 2,217 38,605
High Income Fund 4,606 60 — 13,937
International Small Company Fund 1,555 5 — 7,803
LargeCap Growth Fund I 325 (367) 20,567 42,696
LargeCap S&P 500 Index Fund 4,618 (35) 8,860 33,715
LargeCap Value Fund III 5,654 487 4,329 24,480
MidCap Fund 69 13 1,479 8,849
MidCap Growth Fund III — 18 10,410 14,175
MidCap Value Fund I 2,913 (1) 6,642 16,281
Origin Emerging Markets Fund 2,824 9 — 6,175
Overseas Fund 11,396 49 4,803 7,957
Real Estate Securities Fund 771 (607) — 14,828
SmallCap Growth Fund I — 271 — 9,085
SmallCap Value Fund II 1,916 1 281 7,889
$ 66,652 $ (318) $ 59,588 $ 488,694
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .21%
Blue Chip Fund
(a)
3,552,631 $ 144,201
Core Fixed Income Fund
(a)
53,535,577 459,871
Diversified International Fund
(a)
14,637,778 190,291
International Small Company Fund
(a)
2,939,719 29,074
LargeCap Growth Fund I
(a)
7,849,359 140,739
MidCap Fund
(a)
737,035 28,575
MidCap Value Fund I
(a)
4,967,424 81,019
Origin Emerging Markets Fund
(a)
4,900,492 45,770
Real Estate Securities Fund
(a)
1,530,693 40,533
SmallCap Growth Fund I
(a),(b)
1,699,954 23,425
SmallCap Value Fund II
(a)
2,227,411 26,061
$ 1,209,559
Principal Funds, Inc. Institutional Class - 33 .80%
Equity Income Fund
(a)
3,336,210 125,875
High Income Fund
(a)
9,196,961 75,415
LargeCap S&P 500 Index Fund
(a)
5,668,725 134,292
LargeCap Value Fund III
(a)
7,038,507 127,327
MidCap Growth Fund III
(a),(b)
4,861,602 55,130
Overseas Fund
(a)
9,566,267 99,298
$ 617,337
TOTAL INVESTMENT COMPANIES $ 1,826,896
Total Investments $ 1,826,896
Other Assets and Liabilities -  (0.01)% (95)
TOTAL NET ASSETS - 100.00% $ 1,826,801
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 50 .75%
Fixed Income Funds 29 .30%
International Equity Funds 19 .96%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 125,988 $ 1,639 $ 9,394 $ 144,201
Core Fixed Income Fund 433,469 10,603 17,901 459,871
Diversified International Fund 172,426 7,581 6,895 190,291
Equity Income Fund 108,515 6,629 4,307 125,875
High Income Fund 71,487 2,420 2,751 75,415
International Small Company Fund 26,306 1,046 1,230 29,074
LargeCap Growth Fund I 124,019 9,716 9,392 140,739
LargeCap S&P 500 Index Fund 118,182 6,937 4,209 134,292
LargeCap Value Fund III 109,767 12,158 4,306 127,327
MidCap Fund 24,266 1,048 873 28,575
MidCap Growth Fund III 47,578 4,543 2,104 55,130
MidCap Value Fund I 72,774 4,839 2,946 81,019
Origin Emerging Markets Fund 43,309 1,711 1,651 45,770
Overseas Fund 91,849 7,330 2,945 99,298
Real Estate Securities Fund 36,454 862 1,619 40,533
SmallCap Growth Fund I 20,523 443 1,197 23,425
SmallCap Value Fund II 22,934 1,291 1,197 26,061
$ 1,649,846 $ 80,796 $ 74,917 $ 1,826,896
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 45 $ (192) $ — $ 26,160
Core Fixed Income Fund 3,975 (1) — 33,701
Diversified International Fund 5,029 (10) — 17,189
Equity Income Fund 656 (5) 865 15,043
High Income Fund 1,401 6 — 4,253
International Small Company Fund 590 1 — 2,951
LargeCap Growth Fund I 126 74 7,996 16,322
LargeCap S&P 500 Index Fund 1,844 2 3,535 13,380
LargeCap Value Fund III 2,210 2 1,691 9,706
MidCap Fund 32 4 693 4,130
MidCap Growth Fund III — 2 3,764 5,111
MidCap Value Fund I 1,144 1 2,605 6,351
Origin Emerging Markets Fund 1,100 3 — 2,398
Overseas Fund 4,389 1 1,850 3,063
Real Estate Securities Fund 263 — — 4,836
SmallCap Growth Fund I — (62) — 3,718
SmallCap Value Fund II 740 — 108 3,033
$ 23,544 $ (174) $ 23,107 $ 171,345
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .38%
Blue Chip Fund
(a)
9,944,112 $ 403,632
Core Fixed Income Fund
(a)
76,819,838 659,882
Diversified International Fund
(a)
40,891,674 531,592
International Small Company Fund
(a)
8,462,175 83,691
LargeCap Growth Fund I
(a)
21,964,305 393,820
MidCap Fund
(a)
2,066,143 80,104
MidCap Value Fund I
(a)
13,860,256 226,061
Origin Emerging Markets Fund
(a)
13,927,346 130,081
Real Estate Securities Fund
(a)
3,662,403 96,981
SmallCap Growth Fund I
(a),(b)
4,880,357 67,251
SmallCap Value Fund II
(a)
6,179,693 72,302
$ 2,745,397
Principal Funds, Inc. Institutional Class - 37 .63%
Equity Income Fund
(a)
9,328,124 351,950
High Income Fund
(a)
15,837,538 129,868
LargeCap S&P 500 Index Fund
(a)
16,185,886 383,444
LargeCap Value Fund III
(a)
19,682,041 356,048
MidCap Growth Fund III
(a),(b)
13,716,849 155,549
Overseas Fund
(a)
26,890,735 279,126
$ 1,655,985
TOTAL INVESTMENT COMPANIES $ 4,401,382
Total Investments $ 4,401,382
Other Assets and Liabilities -  (0.01)% (309)
TOTAL NET ASSETS - 100.00% $ 4,401,073
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 58 .79%
International Equity Funds 23 .28%
Fixed Income Funds 17 .94%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 351,368 $ 1,647 $ 21,816 $ 403,632
Core Fixed Income Fund 618,655 8,917 15,755 659,882
Diversified International Fund 479,256 16,400 11,768 531,592
Equity Income Fund 301,828 15,717 7,409 351,950
High Income Fund 122,483 3,003 2,907 129,868
International Small Company Fund 75,280 2,133 2,157 83,691
LargeCap Growth Fund I 345,766 24,144 21,817 393,820
LargeCap S&P 500 Index Fund 335,929 16,773 7,314 383,444
LargeCap Value Fund III 305,245 31,203 7,408 356,048
MidCap Fund 67,736 2,329 1,501 80,104
MidCap Growth Fund III 133,473 11,271 3,517 155,549
MidCap Value Fund I 201,997 11,410 4,970 226,061
Origin Emerging Markets Fund 122,475 3,698 2,860 130,081
Overseas Fund 257,106 18,491 5,017 279,126
Real Estate Securities Fund 86,740 1,107 2,343 96,981
SmallCap Growth Fund I 58,468 414 2,017 67,251
SmallCap Value Fund II 63,238 2,748 2,018 72,302
$ 3,927,043 $ 171,405 $ 122,594 $ 4,401,382
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 126 $ (678) $ — $ 73,111
Core Fixed Income Fund 5,681 (2) — 48,067
Diversified International Fund 13,983 (19) — 47,723
Equity Income Fund 1,826 (6) 2,403 41,820
High Income Fund 2,406 — — 7,289
International Small Company Fund 1,690 7 — 8,428
LargeCap Growth Fund I 352 64 22,270 45,663
LargeCap S&P 500 Index Fund 5,233 (2) 10,038 38,058
LargeCap Value Fund III 6,135 17 4,696 26,991
MidCap Fund 90 9 1,931 11,531
MidCap Growth Fund III — (1) 10,549 14,323
MidCap Value Fund I 3,168 5 7,222 17,619
Origin Emerging Markets Fund 3,110 7 — 6,761
Overseas Fund 12,286 (16) 5,175 8,562
Real Estate Securities Fund 626 (6) — 11,483
SmallCap Growth Fund I — 45 — 10,341
SmallCap Value Fund II 2,035 1 298 8,333
$ 58,747 $ (575) $ 64,582 $ 426,103
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .06%
Blue Chip Fund
(a)
3,728,629 $ 151,345
Core Fixed Income Fund
(a)
14,109,655 121,202
Diversified International Fund
(a)
15,516,042 201,709
International Small Company Fund
(a)
3,223,899 31,884
LargeCap Growth Fund I
(a)
8,244,061 147,816
MidCap Fund
(a)
766,830 29,730
MidCap Value Fund I
(a)
5,227,880 85,267
Origin Emerging Markets Fund
(a)
5,162,958 48,222
Real Estate Securities Fund
(a)
1,245,621 32,984
SmallCap Growth Fund I
(a),(b)
1,849,729 25,489
SmallCap Value Fund II
(a)
2,325,541 27,209
$ 902,857
Principal Funds, Inc. Institutional Class - 39 .95%
Equity Income Fund
(a)
3,511,990 132,507
High Income Fund
(a)
3,796,060 31,127
LargeCap S&P 500 Index Fund
(a)
5,992,728 141,968
LargeCap Value Fund III
(a)
7,403,319 133,926
MidCap Growth Fund III
(a),(b)
5,148,056 58,379
Overseas Fund
(a)
9,884,465 102,601
$ 600,508
TOTAL INVESTMENT COMPANIES $ 1,503,365
Total Investments $ 1,503,365
Other Assets and Liabilities -  (0.01)% (77)
TOTAL NET ASSETS - 100.00% $ 1,503,288
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 64 .30%
International Equity Funds 25 .58%
Fixed Income Funds 10 .13%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 129,917 $ 2,570 $ 8,054 $ 151,345
Core Fixed Income Fund 111,759 3,660 2,959 121,202
Diversified International Fund 179,044 9,313 4,552 201,709
Equity Income Fund 111,978 7,769 2,845 132,507
High Income Fund 28,905 1,208 716 31,127
International Small Company Fund 28,167 1,375 829 31,884
LargeCap Growth Fund I 127,920 10,978 8,056 147,816
LargeCap S&P 500 Index Fund 122,706 8,117 2,795 141,968
LargeCap Value Fund III 113,347 13,352 2,845 133,926
MidCap Fund 24,806 1,266 586 29,730
MidCap Growth Fund III 49,290 5,156 1,366 58,379
MidCap Value Fund I 75,018 5,636 1,952 85,267
Origin Emerging Markets Fund 44,727 2,113 1,090 48,222
Overseas Fund 93,345 8,111 1,935 102,601
Real Estate Securities Fund 29,009 933 814 32,984
SmallCap Growth Fund I 21,690 692 781 25,489
SmallCap Value Fund II 23,328 1,552 763 27,209
$ 1,314,956 $ 83,801 $ 42,938 $ 1,503,365
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 47 $ (188) $ — $ 27,100
Core Fixed Income Fund 1,036 (1) — 8,743
Diversified International Fund 5,276 3 — 17,901
Equity Income Fund 684 — 901 15,605
High Income Fund 573 — — 1,730
International Small Company Fund 640 1 — 3,170
LargeCap Growth Fund I 132 61 8,323 16,913
LargeCap S&P 500 Index Fund 1,932 3 3,705 13,937
LargeCap Value Fund III 2,306 7 1,765 10,065
MidCap Fund 33 2 713 4,242
MidCap Growth Fund III — — 3,945 5,299
MidCap Value Fund I 1,191 2 2,714 6,563
Origin Emerging Markets Fund 1,147 1 — 2,471
Overseas Fund 4,499 1 1,897 3,079
Real Estate Securities Fund 211 — — 3,856
SmallCap Growth Fund I — 15 — 3,873
SmallCap Value Fund II 762 — 112 3,092
$ 20,469 $ (93) $ 24,075 $ 147,639
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .33%
Blue Chip Fund
(a)
7,970,403 $ 323,519
Core Fixed Income Fund
(a)
10,061,058 86,424
Diversified International Fund
(a)
32,766,447 425,964
International Small Company Fund
(a)
6,775,146 67,006
LargeCap Growth Fund I
(a)
17,604,582 315,650
MidCap Fund
(a)
1,658,440 64,298
MidCap Value Fund I
(a)
11,144,134 181,761
Origin Emerging Markets Fund
(a)
11,130,465 103,958
Real Estate Securities Fund
(a)
2,467,520 65,340
SmallCap Growth Fund I
(a),(b)
3,920,887 54,030
SmallCap Value Fund II
(a)
4,954,858 57,972
$ 1,745,922
Principal Funds, Inc. Institutional Class - 41 .68%
Equity Income Fund
(a)
7,486,301 282,458
High Income Fund
(a)
3,655,963 29,979
LargeCap S&P 500 Index Fund
(a)
12,804,804 303,346
LargeCap Value Fund III
(a)
15,791,026 285,659
MidCap Growth Fund III
(a),(b)
10,890,218 123,495
Overseas Fund
(a)
21,466,347 222,821
$ 1,247,758
TOTAL INVESTMENT COMPANIES $ 2,993,680
Total Investments $ 2,993,680
Other Assets and Liabilities -  (0.01)% (249)
TOTAL NET ASSETS - 100.00% $ 2,993,431
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .74%
International Equity Funds 27 .38%
Fixed Income Funds 3 .89%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 283,060 $ 2,751 $ 20,630 $ 323,519
Core Fixed Income Fund 81,701 1,708 3,345 86,424
Diversified International Fund 386,671 15,550 14,749 425,964
Equity Income Fund 243,876 13,987 9,243 282,458
High Income Fund 28,493 870 1,082 29,979
International Small Company Fund 60,749 2,145 2,704 67,006
LargeCap Growth Fund I 278,585 20,928 20,629 315,650
LargeCap S&P 500 Index Fund 267,475 14,844 9,245 303,346
LargeCap Value Fund III 246,745 26,298 9,243 285,659
MidCap Fund 54,711 2,186 1,918 64,298
MidCap Growth Fund III 106,728 9,732 4,425 123,495
MidCap Value Fund I 163,524 10,243 6,293 181,761
Origin Emerging Markets Fund 98,550 3,540 3,589 103,958
Overseas Fund 206,417 15,874 6,342 222,821
Real Estate Securities Fund 58,831 1,131 2,458 65,340
SmallCap Growth Fund I 47,431 747 2,606 54,030
SmallCap Value Fund II 51,155 2,643 2,606 57,972
$ 2,664,702 $ 145,177 $ 121,107 $ 2,993,680
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 102 $ (683) $ — $ 59,021
Core Fixed Income Fund 750 5 — 6,355
Diversified International Fund 11,323 (16) — 38,508
Equity Income Fund 1,481 (2) 1,947 33,840
High Income Fund 560 — — 1,698
International Small Company Fund 1,370 11 — 6,805
LargeCap Growth Fund I 284 152 17,994 36,614
LargeCap S&P 500 Index Fund 4,179 (7) 8,015 30,279
LargeCap Value Fund III 4,977 46 3,809 21,813
MidCap Fund 73 2 1,563 9,317
MidCap Growth Fund III — (1) 8,464 11,461
MidCap Value Fund I 2,573 — 5,866 14,287
Origin Emerging Markets Fund 2,511 3 — 5,454
Overseas Fund 9,891 (37) 4,165 6,909
Real Estate Securities Fund 426 (5) — 7,841
SmallCap Growth Fund I — 89 — 8,369
SmallCap Value Fund II 1,654 2 242 6,778
$ 42,154 $ (441) $ 52,065 $ 305,349
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .45%
Blue Chip Fund
(a)
2,556,511 $ 103,769
Core Fixed Income Fund
(a)
3,290,977 28,270
Diversified International Fund
(a)
10,615,835 138,006
International Small Company Fund
(a)
2,215,446 21,911
LargeCap Growth Fund I
(a)
5,653,383 101,365
MidCap Fund
(a)
529,684 20,536
MidCap Value Fund I
(a)
3,589,396 58,543
Origin Emerging Markets Fund
(a)
3,583,200 33,467
Real Estate Securities Fund
(a)
795,860 21,074
SmallCap Growth Fund I
(a),(b)
1,281,811 17,663
SmallCap Value Fund II
(a)
1,607,681 18,810
$ 563,414
Principal Funds, Inc. Institutional Class - 41 .56%
Equity Income Fund
(a)
2,412,697 91,031
High Income Fund
(a)
1,191,070 9,767
LargeCap S&P 500 Index Fund
(a)
4,111,266 97,396
LargeCap Value Fund III
(a)
5,081,028 91,916
MidCap Growth Fund III
(a),(b)
3,530,715 40,038
Overseas Fund
(a)
6,794,421 70,526
$ 400,674
TOTAL INVESTMENT COMPANIES $ 964,088
Total Investments $ 964,088
Other Assets and Liabilities -  (0.01)% (50)
TOTAL NET ASSETS - 100.00% $ 964,038
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .69%
International Equity Funds 27 .38%
Fixed Income Funds 3 .94%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 89,044 $ 2,113 $ 5,847 $ 103,769
Core Fixed Income Fund 26,084 994 847 28,270
Diversified International Fund 122,559 6,930 3,739 138,006
Equity Income Fund 76,953 5,699 2,343 91,031
High Income Fund 9,074 423 274 9,767
International Small Company Fund 19,367 1,048 684 21,911
LargeCap Growth Fund I 87,687 7,870 5,848 101,365
LargeCap S&P 500 Index Fund 84,214 5,946 2,343 97,396
LargeCap Value Fund III 77,973 9,356 2,343 91,916
MidCap Fund 17,140 947 487 20,536
MidCap Growth Fund III 33,819 3,699 1,122 40,038
MidCap Value Fund I 51,530 4,096 1,596 58,543
Origin Emerging Markets Fund 31,056 1,604 909 33,467
Overseas Fund 64,193 5,823 1,608 70,526
Real Estate Securities Fund 18,546 689 624 21,074
SmallCap Growth Fund I 15,041 587 661 17,663
SmallCap Value Fund II 16,140 1,191 661 18,810
$ 840,420 $ 59,015 $ 31,936 $ 964,088
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 32 $ (118) $ — $ 18,577
Core Fixed Income Fund 242 — — 2,039
Diversified International Fund 3,610 1 — 12,255
Equity Income Fund 470 — 619 10,722
High Income Fund 180 — — 544
International Small Company Fund 440 1 — 2,179
LargeCap Growth Fund I 90 35 5,699 11,621
LargeCap S&P 500 Index Fund 1,325 1 2,540 9,578
LargeCap Value Fund III 1,584 2 1,212 6,928
MidCap Fund 23 3 493 2,933
MidCap Growth Fund III — — 2,703 3,642
MidCap Value Fund I 817 1 1,862 4,512
Origin Emerging Markets Fund 796 — — 1,716
Overseas Fund 3,092 — 1,303 2,118
Real Estate Securities Fund 135 — — 2,463
SmallCap Growth Fund I — 4 — 2,692
SmallCap Value Fund II 527 — 77 2,140
$ 13,363 $ (70) $ 16,508 $ 96,659
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .43%
Blue Chip Fund
(a)
2,405,881 $ 97,655
Core Fixed Income Fund
(a)
3,088,969 26,534
Diversified International Fund
(a)
9,976,405 129,693
International Small Company Fund
(a)
2,079,558 20,567
LargeCap Growth Fund I
(a)
5,317,609 95,345
MidCap Fund
(a)
497,685 19,295
MidCap Value Fund I
(a)
3,370,527 54,974
Origin Emerging Markets Fund
(a)
3,364,795 31,427
Real Estate Securities Fund
(a)
747,621 19,797
SmallCap Growth Fund I
(a),(b)
1,197,022 16,495
SmallCap Value Fund II
(a)
1,503,252 17,588
$ 529,370
Principal Funds, Inc. Institutional Class - 41 .57%
Equity Income Fund
(a)
2,268,264 85,581
High Income Fund
(a)
1,118,736 9,174
LargeCap S&P 500 Index Fund
(a)
3,865,817 91,581
LargeCap Value Fund III
(a)
4,778,207 86,438
MidCap Growth Fund III
(a),(b)
3,316,331 37,607
Overseas Fund
(a)
6,384,744 66,274
$ 376,655
TOTAL INVESTMENT COMPANIES $ 906,025
Total Investments $ 906,025
Other Assets and Liabilities -  0.00% (35)
TOTAL NET ASSETS - 100.00% $ 905,990
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .70%
International Equity Funds 27 .36%
Fixed Income Funds 3 .94%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 85,162 $ 2,470 $ 7,577 $ 97,655
Core Fixed Income Fund 24,998 1,113 1,537 26,534
Diversified International Fund 117,385 7,374 6,781 129,693
Equity Income Fund 73,674 5,873 4,250 85,581
High Income Fund 8,693 458 498 9,174
International Small Company Fund 18,577 1,139 1,243 20,567
LargeCap Growth Fund I 83,865 7,993 7,577 95,345
LargeCap S&P 500 Index Fund 80,556 6,148 4,251 91,581
LargeCap Value Fund III 74,647 9,393 4,249 86,438
MidCap Fund 16,380 1,000 882 19,295
MidCap Growth Fund III 32,390 3,766 2,034 37,607
MidCap Value Fund I 49,308 4,233 2,893 54,974
Origin Emerging Markets Fund 29,714 1,714 1,651 31,427
Overseas Fund 61,270 5,886 2,916 66,274
Real Estate Securities Fund 17,755 779 1,131 19,797
SmallCap Growth Fund I 14,411 687 1,198 16,495
SmallCap Value Fund II 15,448 1,268 1,197 17,588
$ 804,233 $ 61,294 $ 51,865 $ 906,025
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 31 $ (131) $ — $ 17,731
Core Fixed Income Fund 231 (1) — 1,961
Diversified International Fund 3,483 (10) — 11,725
Equity Income Fund 453 (2) 594 10,286
High Income Fund 172 1 — 520
International Small Company Fund 425 5 — 2,089
LargeCap Growth Fund I 86 32 5,468 11,032
LargeCap S&P 500 Index Fund 1,272 (2) 2,438 9,130
LargeCap Value Fund III 1,522 7 1,165 6,640
MidCap Fund 22 1 472 2,796
MidCap Growth Fund III — — 2,599 3,485
MidCap Value Fund I 785 — 1,788 4,326
Origin Emerging Markets Fund 767 1 — 1,649
Overseas Fund 2,966 (8) 1,247 2,042
Real Estate Securities Fund 130 1 — 2,393
SmallCap Growth Fund I — 4 — 2,591
SmallCap Value Fund II 507 1 74 2,068
$ 12,852 $ (101) $ 15,845 $ 92,464
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .68%
Blue Chip Fund
(a)
441,942 $ 17,938
Core Fixed Income Fund
(a)
584,631 5,022
Diversified International Fund
(a)
1,870,370 24,315
International Small Company Fund
(a)
396,338 3,920
LargeCap Growth Fund I
(a)
979,573 17,564
MidCap Fund
(a)
90,955 3,526
MidCap Value Fund I
(a)
625,910 10,208
Origin Emerging Markets Fund
(a)
624,449 5,832
Real Estate Securities Fund
(a)
140,808 3,729
SmallCap Growth Fund I
(a),(b)
230,380 3,175
SmallCap Value Fund II
(a)
285,435 3,340
$ 98,569
Principal Funds, Inc. Institutional Class - 41 .33%
Equity Income Fund
(a)
420,764 15,875
High Income Fund
(a)
210,018 1,722
LargeCap S&P 500 Index Fund
(a)
712,220 16,872
LargeCap Value Fund III
(a)
883,629 15,985
MidCap Growth Fund III
(a),(b)
623,063 7,066
Overseas Fund
(a)
1,147,092 11,907
$ 69,427
TOTAL INVESTMENT COMPANIES $ 167,996
Total Investments $ 167,996
Other Assets and Liabilities -  (0.01)% (12)
TOTAL NET ASSETS - 100.00% $ 167,984
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .64%
International Equity Funds 27 .36%
Fixed Income Funds 4 .01%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 14,856 $ 1,030 $ 1,041 $ 17,938
Core Fixed Income Fund 4,435 412 173 5,022
Diversified International Fund 20,750 2,252 764 24,315
Equity Income Fund 12,907 1,645 479 15,875
High Income Fund 1,536 151 56 1,722
International Small Company Fund 3,312 376 140 3,920
LargeCap Growth Fund I 14,652 1,997 1,041 17,564
LargeCap S&P 500 Index Fund 14,073 1,674 479 16,872
LargeCap Value Fund III 13,111 2,185 477 15,985
MidCap Fund 2,839 298 98 3,526
MidCap Growth Fund III 5,730 951 228 7,066
MidCap Value Fund I 8,632 1,149 327 10,208
Origin Emerging Markets Fund 5,201 532 185 5,832
Overseas Fund 10,473 1,425 328 11,907
Real Estate Securities Fund 3,147 296 127 3,729
SmallCap Growth Fund I 2,563 289 135 3,175
SmallCap Value Fund II 2,726 392 135 3,340
$ 140,943 $ 17,054 $ 6,213 $ 167,996
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 5 $ 2 $ — $ 3,091
Core Fixed Income Fund 42 — — 348
Diversified International Fund 617 1 — 2,076
Equity Income Fund 80 — 104 1,802
High Income Fund 31 — — 91
International Small Company Fund 76 — — 372
LargeCap Growth Fund I 15 5 957 1,951
LargeCap S&P 500 Index Fund 223 — 427 1,604
LargeCap Value Fund III 268 — 205 1,166
MidCap Fund 4 — 82 487
MidCap Growth Fund III — — 461 613
MidCap Value Fund I 138 — 314 754
Origin Emerging Markets Fund 135 — — 284
Overseas Fund 508 — 214 337
Real Estate Securities Fund 23 — — 413
SmallCap Growth Fund I — — — 458
SmallCap Value Fund II 90 — 13 357
$ 2,255 $ 8 $ 2,777 $ 16,204
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .95 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .19%
Blue Chip Fund
(a)
40,829 $ 1,657
Core Fixed Income Fund
(a)
55,382 476
Diversified International Fund
(a)
174,714 2,271
International Small Company Fund
(a)
37,796 374
LargeCap Growth Fund I
(a)
90,311 1,619
MidCap Fund
(a)
8,362 324
MidCap Value Fund I
(a)
58,380 952
Origin Emerging Markets Fund
(a)
57,525 538
Real Estate Securities Fund
(a)
13,226 350
SmallCap Growth Fund I
(a),(b)
22,940 316
SmallCap Value Fund II
(a)
28,206 330
$ 9,207
Principal Funds, Inc. Institutional Class - 40 .76%
Equity Income Fund
(a)
38,235 1,443
High Income Fund
(a)
19,697 161
LargeCap S&P 500 Index Fund
(a)
65,162 1,544
LargeCap Value Fund III
(a)
80,146 1,450
MidCap Growth Fund III
(a),(b)
58,127 659
Overseas Fund
(a)
104,423 1,084
$ 6,341
TOTAL INVESTMENT COMPANIES $ 15,548
Total Investments $ 15,548
Other Assets and Liabilities -  0.05% 7
TOTAL NET ASSETS - 100.00% $ 15,555
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .42%
International Equity Funds 27 .44%
Fixed Income Funds 4 .09%
Other Assets and Liabilities
0 .05%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 935 $ 676 $ 174 $ 1,657
Core Fixed Income Fund 295 201 46 476
Diversified International Fund 1,351 993 219 2,271
Equity Income Fund 840 611 136 1,443
High Income Fund 100 70 15 161
International Small Company Fund 224 160 36 374
LargeCap Growth Fund I 923 733 174 1,619
LargeCap S&P 500 Index Fund 896 682 146 1,544
LargeCap Value Fund III 852 651 135 1,450
MidCap Fund 182 138 31 324
MidCap Growth Fund III 378 301 62 659
MidCap Value Fund I 565 427 92 952
Origin Emerging Markets Fund 335 236 51 538
Overseas Fund 653 523 107 1,084
Real Estate Securities Fund 210 147 35 350
SmallCap Growth Fund I 183 127 30 316
SmallCap Value Fund II 192 143 32 330
$ 9,114 $ 6,819 $ 1,521 $ 15,548
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1 $ — $ 219
Core Fixed Income Fund 3 — — 26
Diversified International Fund 49 — — 146
Equity Income Fund 6 — 8 128
High Income Fund 3 — — 6
International Small Company Fund 6 — — 26
LargeCap Growth Fund I 1 1 70 136
LargeCap S&P 500 Index Fund 17 — 32 112
LargeCap Value Fund III 20 — 16 82
MidCap Fund — — 6 35
MidCap Growth Fund III — — 36 42
MidCap Value Fund I 11 — 24 52
Origin Emerging Markets Fund 10 — — 18
Overseas Fund 38 — 15 15
Real Estate Securities Fund 2 — — 28
SmallCap Growth Fund I — — — 36
SmallCap Value Fund II 8 — 1 27
$ 174 $ 2 $ 208 $ 1,134
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18 .86%
Diversified International Fund
(a)
1,736,894 $ 22,580
Diversified Real Asset Fund
(a)
556,052 6,005
International Small Company Fund
(a)
227,793 2,253
MidCap S&P 400 Index Fund
(a)
553,981 11,988
Origin Emerging Markets Fund
(a)
256,417 2,395
SmallCap S&P 600 Index Fund
(a)
154,676 3,841
$ 49,062
Principal Funds, Inc. Institutional Class - 81 .15%
Bond Market Index Fund
(a)
10,246,771 86,893
High Income Fund
(a)
2,092,458 17,158
Inflation Protection Fund
(a)
2,065,175 15,881
LargeCap S&P 500 Index Fund
(a)
2,069,019 49,015
Short-Term Income Fund
(a)
3,551,763 42,159
$ 211,106
TOTAL INVESTMENT COMPANIES $ 260,168
Total Investments $ 260,168
Other Assets and Liabilities -  (0.01)% (16)
TOTAL NET ASSETS - 100.00% $ 260,152
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 62 .31%
Domestic Equity Funds 24 .93%
International Equity Funds 10 .46%
Specialty Funds 2 .31%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 72,947 $ 11,819 $ 839 $ 86,893
Diversified International Fund 18,409 2,512 192 22,580
Diversified Real Asset Fund 5,125 648 61 6,005
High Income Fund 14,552 1,884 156 17,158
Inflation Protection Fund 13,660 2,114 157 15,881
International Small Company Fund 1,799 274 22 2,253
LargeCap S&P 500 Index Fund 39,028 5,894 400 49,015
MidCap S&P 400 Index Fund 9,461 1,544 111 11,988
Origin Emerging Markets Fund 2,033 273 21 2,395
Short-Term Income Fund 37,180 4,381 398 42,159
SmallCap S&P 600 Index Fund 2,936 600 43 3,841
$ 217,130 $ 31,943 $ 2,400 $ 260,168
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,301 $ — $ — $ 2,966
Diversified International Fund 565 — — 1,851
Diversified Real Asset Fund 39 — — 293
High Income Fund 302 — — 878
Inflation Protection Fund 532 — — 264
International Small Company Fund 43 — — 202
LargeCap S&P 500 Index Fund 632 — 1,211 4,493
MidCap S&P 400 Index Fund 166 — 258 1,094
Origin Emerging Markets Fund 54 — — 110
Short-Term Income Fund 341 — — 996
SmallCap S&P 600 Index Fund 57 — 105 348
$ 6,032 $ — $ 1,574 $ 13,495
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .42%
Diversified International Fund
(a)
4,171,307 $ 54,227
Diversified Real Asset Fund
(a)
1,079,007 11,653
International Small Company Fund
(a)
520,759 5,150
MidCap S&P 400 Index Fund
(a)
1,312,632 28,405
Origin Emerging Markets Fund
(a)
613,655 5,732
SmallCap S&P 600 Index Fund
(a)
365,787 9,083
$ 114,250
Principal Funds, Inc. Institutional Class - 77 .58%
Bond Market Index Fund
(a)
18,754,664 159,040
High Income Fund
(a)
3,629,108 29,759
Inflation Protection Fund
(a)
3,539,064 27,215
LargeCap S&P 500 Index Fund
(a)
4,942,034 117,077
Short-Term Income Fund
(a)
5,242,155 62,224
$ 395,315
TOTAL INVESTMENT COMPANIES $ 509,565
Total Investments $ 509,565
Other Assets and Liabilities -  0.00% (18)
TOTAL NET ASSETS - 100.00% $ 509,547
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 54 .60%
Domestic Equity Funds 30 .33%
International Equity Funds 12 .78%
Specialty Funds 2 .29%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 142,724 $ 13,293 $ 2,740 $ 159,040
Diversified International Fund 46,901 3,445 803 54,227
Diversified Real Asset Fund 10,646 603 207 11,653
High Income Fund 26,870 1,758 478 29,759
Inflation Protection Fund 25,043 2,162 478 27,215
International Small Company Fund 4,408 343 95 5,150
LargeCap S&P 500 Index Fund 98,701 8,768 1,649 117,077
MidCap S&P 400 Index Fund 23,885 2,233 466 28,405
Origin Emerging Markets Fund 5,174 365 89 5,732
Short-Term Income Fund 58,553 3,177 1,042 62,224
SmallCap S&P 600 Index Fund 7,501 873 184 9,083
$ 450,406 $ 37,020 $ 8,231 $ 509,565
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,308 $ 1 $ — $ 5,762
Diversified International Fund 1,400 1 — 4,683
Diversified Real Asset Fund 79 — — 611
High Income Fund 541 — — 1,609
Inflation Protection Fund 945 — — 488
International Small Company Fund 102 — — 494
LargeCap S&P 500 Index Fund 1,565 — 2,998 11,257
MidCap S&P 400 Index Fund 411 — 637 2,753
Origin Emerging Markets Fund 135 — — 282
Short-Term Income Fund 523 — — 1,536
SmallCap S&P 600 Index Fund 141 — 260 893
$ 12,150 $ 2 $ 3,895 $ 30,368
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .83%
Diversified International Fund
(a)
7,041,138 $ 91,535
Diversified Real Asset Fund
(a)
1,594,911 17,225
International Small Company Fund
(a)
936,888 9,266
MidCap S&P 400 Index Fund
(a)
2,242,740 48,533
Origin Emerging Markets Fund
(a)
1,045,511 9,765
SmallCap S&P 600 Index Fund
(a)
622,333 15,452
$ 191,776
Principal Funds, Inc. Institutional Class - 74 .16%
Bond Market Index Fund
(a)
25,823,456 218,983
High Income Fund
(a)
4,601,012 37,728
Inflation Protection Fund
(a)
4,514,189 34,714
LargeCap S&P 500 Index Fund
(a)
8,433,449 199,789
Short-Term Income Fund
(a)
4,998,737 59,335
$ 550,549
TOTAL INVESTMENT COMPANIES $ 742,325
Total Investments $ 742,325
Other Assets and Liabilities -  0.01% 88
TOTAL NET ASSETS - 100.00% $ 742,413
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 47 .25%
Domestic Equity Funds 35 .53%
International Equity Funds 14 .89%
Specialty Funds 2 .32%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 193,251 $ 21,465 $ 3,520 $ 218,983
Diversified International Fund 78,003 6,994 1,273 91,535
Diversified Real Asset Fund 15,480 1,132 279 17,225
High Income Fund 33,535 2,752 568 37,728
Inflation Protection Fund 31,404 3,264 567 34,714
International Small Company Fund 7,796 750 156 9,266
LargeCap S&P 500 Index Fund 166,072 17,434 2,659 199,789
MidCap S&P 400 Index Fund 40,191 4,436 729 48,533
Origin Emerging Markets Fund 8,679 755 144 9,765
Short-Term Income Fund 54,931 3,888 929 59,335
SmallCap S&P 600 Index Fund 12,493 1,771 301 15,452
$ 641,835 $ 64,641 $ 11,125 $ 742,325
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 8,593 $ — $ — $ 7,787
Diversified International Fund 2,337 — — 7,811
Diversified Real Asset Fund 115 — — 892
High Income Fund 678 — — 2,009
Inflation Protection Fund 1,190 — — 613
International Small Company Fund 181 — — 876
LargeCap S&P 500 Index Fund 2,646 (1) 5,067 18,943
MidCap S&P 400 Index Fund 695 1 1,077 4,634
Origin Emerging Markets Fund 226 — — 475
Short-Term Income Fund 492 — — 1,445
SmallCap S&P 600 Index Fund 237 — 437 1,489
$ 17,390 $ — $ 6,581 $ 46,974
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30 .11%
Diversified International Fund
(a)
8,761,464 $ 113,899
International Small Company Fund
(a)
1,203,690 11,904
MidCap S&P 400 Index Fund
(a)
2,813,070 60,875
Origin Emerging Markets Fund
(a)
1,303,390 12,174
Real Estate Securities Fund
(a)
668,997 17,715
SmallCap S&P 600 Index Fund
(a)
804,252 19,970
$ 236,537
Principal Funds, Inc. Institutional Class - 69 .90%
Bond Market Index Fund
(a)
31,273,473 265,199
High Income Fund
(a)
4,441,099 36,417
LargeCap S&P 500 Index Fund
(a)
10,443,541 247,407
$ 549,023
TOTAL INVESTMENT COMPANIES $ 785,560
Total Investments $ 785,560
Other Assets and Liabilities -  (0.01)% (50)
TOTAL NET ASSETS - 100.00% $ 785,510
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 44 .04%
Fixed Income Funds 38 .40%
International Equity Funds 17 .57%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 224,382 $ 34,827 $ 2,968 $ 265,199
Diversified International Fund 93,529 12,095 1,113 113,899
High Income Fund 31,106 3,820 384 36,417
International Small Company Fund 9,588 1,377 139 11,904
LargeCap S&P 500 Index Fund 198,446 28,549 2,308 247,407
MidCap S&P 400 Index Fund 48,427 7,528 644 60,875
Origin Emerging Markets Fund 10,413 1,326 126 12,174
Real Estate Securities Fund 14,263 1,799 205 17,715
SmallCap S&P 600 Index Fund 15,348 3,084 269 19,970
$ 645,502 $ 94,405 $ 8,156 $ 785,560
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 10,228 $ — $ — $ 8,958
Diversified International Fund 2,870 1 — 9,387
High Income Fund 644 — — 1,875
International Small Company Fund 229 — — 1,078
LargeCap S&P 500 Index Fund 3,229 — 6,194 22,720
MidCap S&P 400 Index Fund 857 — 1,332 5,564
Origin Emerging Markets Fund 279 — — 561
Real Estate Securities Fund 109 — — 1,858
SmallCap S&P 600 Index Fund 300 — 554 1,807
$ 18,745 $ 1 $ 8,080 $ 53,808
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34 .19%
Diversified International Fund
(a)
7,498,297 $ 97,478
International Small Company Fund
(a)
968,388 9,578
MidCap S&P 400 Index Fund
(a)
2,392,034 51,764
Origin Emerging Markets Fund
(a)
1,106,749 10,337
Real Estate Securities Fund
(a)
490,231 12,981
SmallCap S&P 600 Index Fund
(a)
667,709 16,579
$ 198,717
Principal Funds, Inc. Institutional Class - 65 .80%
Bond Market Index Fund
(a)
17,323,324 146,902
High Income Fund
(a)
2,931,510 24,038
LargeCap S&P 500 Index Fund
(a)
8,926,169 211,461
$ 382,401
TOTAL INVESTMENT COMPANIES $ 581,118
Total Investments $ 581,118
Other Assets and Liabilities -  0.01% 43
TOTAL NET ASSETS - 100.00% $ 581,161
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 50 .37%
Fixed Income Funds 29 .42%
International Equity Funds 20 .20%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 127,735 $ 15,539 $ 1,528 $ 146,902
Diversified International Fund 81,999 8,135 881 97,478
High Income Fund 21,068 1,938 235 24,038
International Small Company Fund 7,930 860 104 9,578
LargeCap S&P 500 Index Fund 173,569 19,872 1,829 211,461
MidCap S&P 400 Index Fund 42,266 5,127 505 51,764
Origin Emerging Markets Fund 9,066 877 100 10,337
Real Estate Securities Fund 10,742 968 138 12,981
SmallCap S&P 600 Index Fund 13,184 2,031 205 16,579
$ 487,559 $ 55,347 $ 5,525 $ 581,118
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5,725 $ — $ — $ 5,156
Diversified International Fund 2,474 — — 8,225
High Income Fund 430 — — 1,267
International Small Company Fund 185 — — 892
LargeCap S&P 500 Index Fund 2,785 — 5,339 19,849
MidCap S&P 400 Index Fund 736 — 1,143 4,876
Origin Emerging Markets Fund 238 — — 494
Real Estate Securities Fund 81 — — 1,409
SmallCap S&P 600 Index Fund 252 — 466 1,569
$ 12,906 $ — $ 6,948 $ 43,737
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .43%
Diversified International Fund
(a)
9,230,313 $ 119,994
International Small Company Fund
(a)
1,240,112 12,265
MidCap S&P 400 Index Fund
(a)
2,939,731 63,616
Origin Emerging Markets Fund
(a)
1,346,067 12,572
Real Estate Securities Fund
(a)
516,121 13,667
SmallCap S&P 600 Index Fund
(a)
825,178 20,489
$ 242,603
Principal Funds, Inc. Institutional Class - 60 .57%
Bond Market Index Fund
(a)
11,035,471 93,581
High Income Fund
(a)
2,235,411 18,330
LargeCap S&P 500 Index Fund
(a)
11,008,743 260,797
$ 372,708
TOTAL INVESTMENT COMPANIES $ 615,311
Total Investments $ 615,311
Other Assets and Liabilities -  0.00% (25)
TOTAL NET ASSETS - 100.00% $ 615,286
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 58 .27%
International Equity Funds 23 .54%
Fixed Income Funds 18 .19%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 81,241 $ 9,502 $ 440 $ 93,581
Diversified International Fund 100,758 9,615 493 119,994
High Income Fund 16,038 1,408 81 18,330
International Small Company Fund 10,143 1,039 60 12,265
LargeCap S&P 500 Index Fund 213,624 23,741 1,032 260,797
MidCap S&P 400 Index Fund 51,877 6,020 279 63,616
Origin Emerging Markets Fund 11,007 1,022 56 12,572
Real Estate Securities Fund 11,294 956 66 13,667
SmallCap S&P 600 Index Fund 16,275 2,385 112 20,489
$ 512,257 $ 55,688 $ 2,619 $ 615,311
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,646 $ — $ — $ 3,278
Diversified International Fund 3,045 — — 10,114
High Income Fund 328 — — 965
International Small Company Fund 238 — — 1,143
LargeCap S&P 500 Index Fund 3,432 — 6,576 24,464
MidCap S&P 400 Index Fund 905 — 1,403 5,998
Origin Emerging Markets Fund 290 — — 599
Real Estate Securities Fund 85 — — 1,483
SmallCap S&P 600 Index Fund 312 — 575 1,941
$ 12,281 $ — $ 8,554 $ 49,985
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 43 .12%
Diversified International Fund
(a)
6,491,402 $ 84,388
International Small Company Fund
(a)
868,589 8,590
MidCap S&P 400 Index Fund
(a)
2,067,396 44,738
Origin Emerging Markets Fund
(a)
952,579 8,897
Real Estate Securities Fund
(a)
326,313 8,641
SmallCap S&P 600 Index Fund
(a)
575,855 14,299
$ 169,553
Principal Funds, Inc. Institutional Class - 56 .89%
Bond Market Index Fund
(a)
3,774,074 32,004
High Income Fund
(a)
1,000,688 8,206
LargeCap S&P 500 Index Fund
(a)
7,744,780 183,474
$ 223,684
TOTAL INVESTMENT COMPANIES $ 393,237
Total Investments $ 393,237
Other Assets and Liabilities -  (0.01)% (30)
TOTAL NET ASSETS - 100.00% $ 393,207
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 63 .88%
International Equity Funds 25 .90%
Fixed Income Funds 10 .23%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 28,151 $ 3,052 $ 332 $ 32,004
Diversified International Fund 71,690 6,289 766 84,388
High Income Fund 7,268 582 80 8,206
International Small Company Fund 7,204 671 94 8,590
LargeCap S&P 500 Index Fund 152,024 15,695 1,594 183,474
MidCap S&P 400 Index Fund 36,923 4,003 439 44,738
Origin Emerging Markets Fund 7,884 670 86 8,897
Real Estate Securities Fund 7,237 547 91 8,641
SmallCap S&P 600 Index Fund 11,541 1,562 173 14,299
$ 329,922 $ 33,071 $ 3,655 $ 393,237
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,257 $ — $ — $ 1,133
Diversified International Fund 2,156 — — 7,175
High Income Fund 148 — — 436
International Small Company Fund 168 — — 809
LargeCap S&P 500 Index Fund 2,431 — 4,663 17,349
MidCap S&P 400 Index Fund 641 — 995 4,251
Origin Emerging Markets Fund 207 — — 429
Real Estate Securities Fund 54 — — 948
SmallCap S&P 600 Index Fund 219 — 405 1,369
$ 7,281 $ — $ 6,063 $ 33,899
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .05%
Diversified International Fund
(a)
6,092,633 $ 79,204
International Small Company Fund
(a)
818,786 8,098
MidCap S&P 400 Index Fund
(a)
1,942,698 42,040
Origin Emerging Markets Fund
(a)
900,789 8,413
Real Estate Securities Fund
(a)
284,873 7,543
SmallCap S&P 600 Index Fund
(a)
545,293 13,540
$ 158,838
Principal Funds, Inc. Institutional Class - 53 .96%
Bond Market Index Fund
(a)
1,211,798 10,276
High Income Fund
(a)
432,526 3,547
LargeCap S&P 500 Index Fund
(a)
7,274,294 172,328
$ 186,151
TOTAL INVESTMENT COMPANIES $ 344,989
Total Investments $ 344,989
Other Assets and Liabilities -  (0.01)% (23)
TOTAL NET ASSETS - 100.00% $ 344,966
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .25%
International Equity Funds 27 .75%
Fixed Income Funds 4 .01%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 9,042 $ 955 $ 87 $ 10,276
Diversified International Fund 67,350 5,679 570 79,204
High Income Fund 3,143 242 26 3,547
International Small Company Fund 6,799 604 70 8,098
LargeCap S&P 500 Index Fund 142,914 14,285 1,188 172,328
MidCap S&P 400 Index Fund 34,735 3,621 324 42,040
Origin Emerging Markets Fund 7,462 609 65 8,413
Real Estate Securities Fund 6,323 453 64 7,543
SmallCap S&P 600 Index Fund 10,922 1,451 134 13,540
$ 288,690 $ 27,899 $ 2,528 $ 344,989
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 403 $ — $ — $ 366
Diversified International Fund 2,021 — — 6,745
High Income Fund 64 — — 188
International Small Company Fund 158 — — 765
LargeCap S&P 500 Index Fund 2,283 — 4,377 16,317
MidCap S&P 400 Index Fund 602 — 935 4,008
Origin Emerging Markets Fund 195 — — 407
Real Estate Securities Fund 47 — — 831
SmallCap S&P 600 Index Fund 208 — 383 1,301
$ 5,981 $ — $ 5,695 $ 30,928
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .10%
Diversified International Fund
(a)
3,584,693 $ 46,601
International Small Company Fund
(a)
488,894 4,835
MidCap S&P 400 Index Fund
(a)
1,146,475 24,810
Origin Emerging Markets Fund
(a)
530,678 4,956
Real Estate Securities Fund
(a)
169,271 4,482
SmallCap S&P 600 Index Fund
(a)
324,201 8,050
$ 93,734
Principal Funds, Inc. Institutional Class - 53 .91%
Bond Market Index Fund
(a)
721,266 6,116
High Income Fund
(a)
256,576 2,104
LargeCap S&P 500 Index Fund
(a)
4,280,179 101,398
$ 109,618
TOTAL INVESTMENT COMPANIES $ 203,352
Total Investments $ 203,352
Other Assets and Liabilities -  (0.01)% (21)
TOTAL NET ASSETS - 100.00% $ 203,331
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .23%
International Equity Funds 27 .74%
Fixed Income Funds 4 .04%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 5,262 $ 699 $ 58 $ 6,116
Diversified International Fund 38,845 4,239 382 46,601
High Income Fund 1,826 187 19 2,104
International Small Company Fund 3,968 466 46 4,835
LargeCap S&P 500 Index Fund 82,490 10,258 796 101,398
MidCap S&P 400 Index Fund 20,069 2,641 218 24,810
Origin Emerging Markets Fund 4,307 460 44 4,956
Real Estate Securities Fund 3,675 367 42 4,482
SmallCap S&P 600 Index Fund 6,322 1,066 90 8,050
$ 166,764 $ 20,383 $ 1,695 $ 203,352
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 237 $ — $ — $ 213
Diversified International Fund 1,178 — — 3,899
High Income Fund 38 — — 110
International Small Company Fund 93 — — 447
LargeCap S&P 500 Index Fund 1,330 — 2,550 9,446
MidCap S&P 400 Index Fund 352 — 545 2,318
Origin Emerging Markets Fund 114 — — 233
Real Estate Securities Fund 28 — — 482
SmallCap S&P 600 Index Fund 122 — 225 752
$ 3,492 $ — $ 3,320 $ 17,900
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .17%
Diversified International Fund
(a)
1,786,512 $ 23,225
International Small Company Fund
(a)
246,747 2,440
MidCap S&P 400 Index Fund
(a)
573,313 12,407
Origin Emerging Markets Fund
(a)
264,755 2,473
Real Estate Securities Fund
(a)
84,968 2,250
SmallCap S&P 600 Index Fund
(a)
163,612 4,062
$ 46,857
Principal Funds, Inc. Institutional Class - 53 .85%
Bond Market Index Fund
(a)
362,797 3,076
High Income Fund
(a)
128,648 1,055
LargeCap S&P 500 Index Fund
(a)
2,132,885 50,528
$ 54,659
TOTAL INVESTMENT COMPANIES $ 101,516
Total Investments $ 101,516
Other Assets and Liabilities -  (0.02)% (16)
TOTAL NET ASSETS - 100.00% $ 101,500
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .22%
International Equity Funds 27 .73%
Fixed Income Funds 4 .07%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 2,599 $ 397 $ 26 $ 3,076
Diversified International Fund 19,039 2,428 167 23,225
High Income Fund 900 109 9 1,055
International Small Company Fund 1,966 272 21 2,440
LargeCap S&P 500 Index Fund 40,446 5,768 350 50,528
MidCap S&P 400 Index Fund 9,856 1,497 95 12,407
Origin Emerging Markets Fund 2,112 265 19 2,473
Real Estate Securities Fund 1,811 218 19 2,250
SmallCap S&P 600 Index Fund 3,119 607 40 4,062
$ 81,848 $ 11,561 $ 746 $ 101,516
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 119 $ — $ — $ 106
Diversified International Fund 588 — — 1,925
High Income Fund 19 — — 55
International Small Company Fund 47 — — 223
LargeCap S&P 500 Index Fund 662 — 1,270 4,664
MidCap S&P 400 Index Fund 176 — 273 1,149
Origin Emerging Markets Fund 57 — — 115
Real Estate Securities Fund 14 — — 240
SmallCap S&P 600 Index Fund 61 — 114 376
$ 1,743 $ — $ 1,657 $ 8,853
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .18%
Diversified International Fund
(a)
519,113 $ 6,749
International Small Company Fund
(a)
71,978 712
MidCap S&P 400 Index Fund
(a)
166,557 3,604
Origin Emerging Markets Fund
(a)
77,057 720
Real Estate Securities Fund
(a)
24,823 657
SmallCap S&P 600 Index Fund
(a)
47,459 1,178
$ 13,620
Principal Funds, Inc. Institutional Class - 53 .85%
Bond Market Index Fund
(a)
105,822 897
High Income Fund
(a)
37,512 308
LargeCap S&P 500 Index Fund
(a)
619,611 14,679
$ 15,884
TOTAL INVESTMENT COMPANIES $ 29,504
Total Investments $ 29,504
Other Assets and Liabilities -  (0.03)% (9)
TOTAL NET ASSETS - 100.00% $ 29,495
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .21%
International Equity Funds 27 .74%
Fixed Income Funds 4 .08%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 744 $ 138 $ 15 $ 897
Diversified International Fund 5,441 859 99 6,749
High Income Fund 258 39 5 308
International Small Company Fund 563 98 13 712
LargeCap S&P 500 Index Fund 11,568 1,989 206 14,679
MidCap S&P 400 Index Fund 2,815 521 57 3,604
Origin Emerging Markets Fund 604 94 10 720
Real Estate Securities Fund 519 81 11 657
SmallCap S&P 600 Index Fund 885 212 24 1,178
$ 23,397 $ 4,031 $ 440 $ 29,504
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 34 $ — $ — $ 30
Diversified International Fund 167 — — 548
High Income Fund 5 — — 16
International Small Company Fund 13 — — 64
LargeCap S&P 500 Index Fund 187 — 359 1,328
MidCap S&P 400 Index Fund 50 — 77 325
Origin Emerging Markets Fund 16 — — 32
Real Estate Securities Fund 4 — — 68
SmallCap S&P 600 Index Fund 17 — 32 105
$ 493 $ — $ 468 $ 2,516
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99.07 % Shares Held Value
Principal Funds, Inc. Class R-6 - 45.59%
Diversified International Fund
(a)
31,547 $ 410 ,116
International Small Company Fund
(a)
4,233 4 1,862
MidCap S&P 400 Index Fund
(a)
10,013 216 ,674
Origin Emerging Markets Fund
(a)
4,705 4 3,943
Real Estate Securities Fund
(a)
1,466 3 8,808
SmallCap S&P 600 Index Fund
(a)
2,810 69,781
$ 821 ,184
Principal Funds, Inc. Institutional Class - 53.48%
Bond Market Index Fund
(a)
6,347 5 3,825
High Income Fund
(a)
2,271 1 8,625
LargeCap S&P 500 Index Fund
(a)
37,608 89 0,926
$ 96 3,376
TOTAL INVESTMENT COMPANIES $ 1,78 4,560
Total Investments $ 1,78 4,560
Other Assets and Liabilities -  0.93% 16 ,696
TOTAL NET ASSETS - 100.00% $ 1,801 ,256
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67.52%
International Equity Funds 27.53%
Fixed Income Funds 4.0 2%
Other Assets and Liabilities
0 .93%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 2 1,945 $ 41 ,261 $ 10,166 $ 5 3,825
Diversified International Fund 15 6,776 314 ,036 78,489 410 ,116
High Income Fund 7,516 14 ,151 3,550 1 8,625
International Small Company Fund 1 6,589 31 ,195 7,806 4 1,862
LargeCap S&P 500 Index Fund 332 ,475 678 ,340 167,682 890,926
MidCap S&P 400 Index Fund 82 ,232 16 6,887 41,267 216 ,674
Origin Emerging Markets Fund 17 ,449 34 ,397 8,615 4 3,943
Real Estate Securities Fund 15 ,444 29 ,429 7,456 3 8,808
SmallCap S&P 600 Index Fund 2 7,511 52 ,423 12,792 69,781
$ 67 7,937 $ 1,36 2,119 $ 337,823 $ 1,78 4,560
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1 ,349 $ 10 $ — $ 775
Diversified International Fund 6,547 (80) — 1 7,873
High Income Fund 225 — — 508
International Small Company Fund 526 5 — 1,8 79
LargeCap S&P 500 Index Fund 7 ,411 1 ,511 14 ,212 46 ,282
MidCap S&P 400 Index Fund 1,978 (10) 3 ,070 8,832
Origin Emerging Markets Fund 635 3 — 709
Real Estate Securities Fund 157 (36) — 1 ,427
SmallCap S&P 600 Index Fund 711 (21) 1,315 2,660
$ 19,539 $ 1 ,382 $ 1 8,597 $ 8 0,94 5
Amounts in whole dollars.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18 .34%
Diversified International Fund
(a)
770,293 $ 10,014
Diversified Real Asset Fund
(a)
265,507 2,867
International Small Company Fund
(a)
103,599 1,024
MidCap S&P 400 Index Fund
(a)
245,191 5,306
Origin Emerging Markets Fund
(a)
111,864 1,045
SmallCap S&P 600 Index Fund
(a)
68,015 1,689
$ 21,945
Principal Funds, Inc. Institutional Class - 81 .66%
Bond Market Index Fund
(a)
4,757,950 40,347
High Income Fund
(a)
977,818 8,018
Inflation Protection Fund
(a)
958,576 7,372
LargeCap S&P 500 Index Fund
(a)
918,783 21,766
Short-Term Income Fund
(a)
1,700,174 20,181
$ 97,684
TOTAL INVESTMENT COMPANIES $ 119,629
Total Investments $ 119,629
Other Assets and Liabilities -  0.00% —
TOTAL NET ASSETS - 100.00% $ 119,629
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .46%
Domestic Equity Funds 24 .04%
International Equity Funds 10 .10%
Specialty Funds 2 .40%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Bond Market Index Fund $ 35,504 $ 5,004 $ 1,618 $ 40,347
Diversified International Fund 8,515 993 349 10,014
Diversified Real Asset Fund 2,571 261 115 2,867
High Income Fund 7,109 781 301 8,018
Inflation Protection Fund 6,650 888 300 7,372
International Small Company Fund 859 112 44 1,024
LargeCap S&P 500 Index Fund 18,052 2,384 729 21,766
MidCap S&P 400 Index Fund 4,378 623 203 5,306
Origin Emerging Markets Fund 926 106 38 1,045
Short-Term Income Fund 18,638 1,840 789 20,181
SmallCap S&P 600 Index Fund 1,369 228 72 1,689
$ 104,571 $ 13,220 $ 4,558 $ 119,629
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,572 $ (2) $ — $ 1,459
Diversified International Fund 253 2 — 853
Diversified Real Asset Fund 19 — — 150
High Income Fund 143 — — 429
Inflation Protection Fund 250 — — 134
International Small Company Fund 20 — — 97
LargeCap S&P 500 Index Fund 287 — 550 2,059
MidCap S&P 400 Index Fund 75 — 117 508
Origin Emerging Markets Fund 24 — — 51
Short-Term Income Fund 167 2 — 490
SmallCap S&P 600 Index Fund 26 — 48 164
$ 2,836 $ 2 $ 715 $ 6,394
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55.18%
Blue Chip Fund
(a)
790,318 $ 32,079
Core Fixed Income Fund
(a)
31,334,838 269,166
Diversified International Fund
(a)
3,178,467 41,320
Diversified Real Asset Fund
(a)
1,674,146 18,081
International Small Company Fund
(a)
672,764 6,654
LargeCap Growth Fund I
(a)
1,742,625 31,245
MidCap Fund
(a)
128,836 4,995
MidCap Value Fund I
(a)
1,091,638 17,805
Origin Emerging Markets Fund
(a)
1,104,840 10,319
SmallCap Growth Fund I
(a),(b)
379,848 5,234
SmallCap Value Fund II
(a)
484,786 5,672
$ 442,570
Principal Funds, Inc. Institutional Class - 44.83%
Equity Income Fund
(a)
737,903 27,841
High Income Fund
(a)
6,603,123 54,146
Inflation Protection Fund
(a)
6,356,309 48,880
LargeCap S&P 500 Index Fund
(a)
1,242,651 29,438
LargeCap Value Fund III
(a)
1,559,295 28,208
MidCap Growth Fund III
(a),(b)
1,171,889 13,289
Overseas Fund
(a)
2,144,807 22,263
Short-Term Income Fund
(a)
11,419,596 135,551
$ 359,616
TOTAL INVESTMENT COMPANIES $ 802,186
Total Investments $ 802,186
Other Assets and Liabilities -  (0.01)% (84)
TOTAL NET ASSETS - 100.00% $ 802,102
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63.30%
Domestic Equity Funds 24.42%
International Equity Funds 10.04%
Specialty Funds 2.25%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 28,543 $ 70 $ 2,375 $ 32,079
Core Fixed Income Fund 259,445 3,011 13,226 269,166
Diversified International Fund 38,248 1,191 1,900 41,320
Diversified Real Asset Fund 17,816 173 931 18,081
Equity Income Fund 24,487 1,186 1,192 27,841
High Income Fund 52,380 1,134 2,459 54,146
Inflation Protection Fund 48,502 1,872 2,458 48,880
International Small Company Fund 6,169 153 353 6,654
LargeCap Growth Fund I 28,058 1,869 2,375 31,245
LargeCap S&P 500 Index Fund 26,413 1,241 1,193 29,438
LargeCap Value Fund III 24,732 2,498 1,192 28,208
MidCap Fund 4,361 140 242 4,995
MidCap Growth Fund III 11,697 938 598 13,289
MidCap Value Fund I 16,340 867 820 17,805
Origin Emerging Markets Fund 9,962 272 466 10,319
Overseas Fund 20,919 1,441 800 22,263
Short-Term Income Fund 136,995 1,505 6,444 135,551
SmallCap Growth Fund I 4,694 15 299 5,234
SmallCap Value Fund II 5,103 200 298 5,672
$ 764,864 $ 19,776 $ 39,621 $ 802,186
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 10 $ 1,314 $ — $ 4,527
Core Fixed Income Fund 2,346 (1,470) — 21,406
Diversified International Fund 1,095 41 — 3,740
Diversified Real Asset Fund 126 (16) — 1,039
Equity Income Fund 145 (49) 192 3,409
High Income Fund 1,011 (144) — 3,235
Inflation Protection Fund 1,748 (23) — 987
International Small Company Fund 135 1 — 684
LargeCap Growth Fund I 28 (61) 1,780 3,754
LargeCap S&P 500 Index Fund 405 (5) 777 2,982
LargeCap Value Fund III 488 4 374 2,166
MidCap Fund 6 (8) 122 744
MidCap Growth Fund III — 4 908 1,248
MidCap Value Fund I 252 3 574 1,415
Origin Emerging Markets Fund 249 1 — 550
Overseas Fund 986 20 415 683
Short-Term Income Fund 1,181 (68) — 3,563
SmallCap Growth Fund I — 19 — 805
SmallCap Value Fund II 161 (2) 23 669
$ 10,372 $ (439) $ 5,165 $ 57,606
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .64 % Shares Held Value (000's)
Money Market Funds - 0 .64%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
36,801,081 $ 36,801
TOTAL INVESTMENT COMPANIES $ 36,801
COMMON STOCKS - 98 .98 % Shares Held Value (000's)
Entertainment - 0 .63%
Marriott Vacations Worldwide Corp 438,498 $ 36,786
REITs - 98 .35%
Agree Realty Corp 1,271,766 75,810
Alexandria Real Estate Equities Inc 1,585,006 191,627
American Homes 4 Rent 5,896,869 206,685
American Tower Corp 1,066,606 208,681
Americold Realty Trust Inc 3,624,680 99,679
Apartment Income REIT Corp 2,349,574 76,808
Apple Hospitality REIT Inc 3,413,154 54,815
AvalonBay Communities Inc 1,538,796 275,460
Broadstone Net Lease Inc 4,899,431 78,734
Cousins Properties Inc 3,572,854 81,854
DiamondRock Hospitality Co 4,462,835 40,790
Digital Realty Trust Inc 1,879,007 263,925
Equinix Inc 452,554 375,516
Equity Residential 788,706 47,472
Essex Property Trust Inc 895,177 208,818
Extra Space Storage Inc 2,129,092 307,526
First Industrial Realty Trust Inc 2,064,144 106,345
Gaming and Leisure Properties Inc 2,709,297 123,679
Healthcare Realty Trust Inc 3,349,776 53,965
InvenTrust Properties Corp 1,079,302 26,799
Invitation Homes Inc 6,492,516 213,799
Kilroy Realty Corp 1,811,569 64,782
National Health Investors Inc 882,153 46,913
NETSTREIT Corp 2,165,994 39,356
NNN REIT Inc 2,020,855 81,521
Prologis Inc 3,475,054 440,255
Public Storage 425,278 120,434
Realty Income Corp 168,141 9,145
Regency Centers Corp 2,664,179 166,964
Rexford Industrial Realty Inc 3,587,001 188,640
Sabra Health Care REIT Inc 7,049,294 94,038
Saul Centers Inc 297,197 11,371
Simon Property Group Inc 646,509 89,613
Sun Communities Inc 1,594,710 199,897
Terreno Realty Corp 1,619,579 96,737
Ventas Inc 6,633,412 307,724
VICI Properties Inc 8,325,882 250,776
Welltower Inc 4,198,048 363,173
$ 5,690,126
TOTAL COMMON STOCKS $ 5,726,912
Total Investments $ 5,763,713
Other Assets and Liabilities -  0.38% 21,860
TOTAL NET ASSETS - 100.00% $ 5,785,573
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 98 .35%
Money Market Funds 0 .64%
Consumer, Cyclical 0 .63%
Other Assets and Liabilities
0 .38%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 127,008 $ 187,459 $ 277,666 $ 36,801
$ 127,008 $ 187,459 $ 277,666 $ 36,801
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 1,226 $ — $ — $ —
$ 1,226 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .66%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
28,833,602 $ 28,834
Principal Exchange-Traded Funds - 14 .71%
Principal U.S. Mega-Cap ETF
(a)
11,000,257 528,452
Principal U.S. Small-Cap ETF
(a)
2,591,700 117,819
$ 646,271
Principal Funds, Inc. Class R-6 - 48 .65%
Blue Chip Fund
(a)
9,727,258 394,829
Core Fixed Income Fund
(a)
73,218,924 628,951
Diversified International Fund
(a)
12,642,980 164,359
Diversified Real Asset Fund
(a)
12,505,600 135,061
High Yield Fund
(a)
24,771,448 164,978
International Equity Index Fund
(a)
1,987,874 21,966
International Small Company Fund
(a)
4,470,687 44,215
LargeCap Growth Fund I
(a)
8,810,121 157,965
MidCap Fund
(a)
1,845,315 71,543
Origin Emerging Markets Fund
(a)
9,774,378 91,293
Real Estate Securities Fund
(a)
1,581,581 41,880
Small-MidCap Dividend Income Fund
(a)
5,166,664 89,538
Spectrum Preferred and Capital Securities Income
Fund
(a)
14,532,522 130,066
$ 2,136,644
Principal Funds, Inc. Institutional Class - 36 .03%
Bond Market Index Fund
(a)
22,077,722 187,219
Equity Income Fund
(a)
8,378,274 316,112
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,876,139 60,166
Government & High Quality Bond Fund
(a)
6,934,264 62,270
Inflation Protection Fund
(a)
10,093,001 77,615
LargeCap S&P 500 Index Fund
(a)
3,877,301 91,853
LargeCap Value Fund III
(a)
8,969,691 162,262
Overseas Fund
(a)
11,842,206 122,922
Principal Capital Appreciation Fund
(a)
5,936,483 417,454
Short-Term Income Fund
(a)
7,146,613 84,830
$ 1,582,703
TOTAL INVESTMENT COMPANIES $ 4,394,452
Total Investments $ 4,394,452
Other Assets and Liabilities -  (0.05)% (2,249)
TOTAL NET ASSETS - 100.00% $ 4,392,203
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 54 .40%
Fixed Income Funds 31 .79%
International Equity Funds 10 .13%
Specialty Funds 3 .07%
Money Market Funds 0 .66%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 369,375 $ 633 $ 49,359 $ 394,829
Bond Market Index Fund 268,530 7,583 99,477 187,219
Core Fixed Income Fund 571,458 18,808 6,043 628,951
Diversified International Fund 147,549 4,435 2,311 164,359
Diversified Real Asset Fund 126,055 1,767 — 135,061
Equity Income Fund 279,957 4,030 6,611 316,112
Finisterre Emerging Markets Total Return Bond Fund 54,902 1,938 — 60,166
Government & High Quality Bond Fund 56,521 968 — 62,270
High Yield Fund 151,899 3,468 362 164,978
Inflation Protection Fund 71,715 4,491 — 77,615
International Equity Index Fund 20,021 838 792 21,966
International Small Company Fund 39,816 895 952 44,215
LargeCap Growth Fund I 137,994 8,841 7,227 157,965
LargeCap S&P 500 Index Fund 82,637 3,700 3,803 91,853
LargeCap Value Fund III 146,939 5,256 2,851 162,262
MidCap Fund 68,102 1,855 9,898 71,543
Origin Emerging Markets Fund 87,585 2,219 3,357 91,293
Overseas Fund 95,715 25,792 852 122,922
Principal Capital Appreciation Fund 372,396 3,984 17,539 417,454
Principal Government Money Market Fund - Class R-6 5.25% 29,543 3,039 3,748 28,834
Principal U.S. Mega-Cap ETF 422,573 37,081 — 528,452
Principal U.S. Small-Cap ETF 76,269 24,675 — 117,819
Real Estate Securities Fund 37,636 306 1,037 41,880
Short-Term Income Fund 81,516 1,195 — 84,830
Small-MidCap Dividend Income Fund 78,521 1,181 2,586 89,538
Spectrum Preferred and Capital Securities Income Fund 120,976 2,086 2,303 130,066
$ 3,996,200 $ 171,064 $ 221,108 $ 4,394,452
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 119 $ 28,851 $ — $ 45,329
Bond Market Index Fund 7,583 (4,261) — 14,844
Core Fixed Income Fund 5,334 (789) — 45,517
Diversified International Fund 4,310 44 — 14,642
Diversified Real Asset Fund 916 — — 7,239
Equity Income Fund 1,695 1,549 2,233 37,187
Finisterre Emerging Markets Total Return Bond Fund 1,349 — — 3,326
Government & High Quality Bond Fund 490 — — 4,781
High Yield Fund 2,653 (48) — 10,021
Inflation Protection Fund 2,674 — — 1,409
International Equity Index Fund 652 (3) 187 1,902
International Small Company Fund 892 (16) — 4,472
LargeCap Growth Fund I 138 (1,403) 8,698 19,760
LargeCap S&P 500 Index Fund 1,263 216 2,425 9,103
LargeCap Value Fund III 2,956 (175) 2,263 13,093
MidCap Fund 81 1,204 1,725 10,280
Origin Emerging Markets Fund 2,214 (986) — 5,832
Overseas Fund 5,379 (47) 2,265 2,314
Principal Capital Appreciation Fund 3,956 (835) — 59,448
Principal Government Money Market Fund - Class R-6 5.25% 362 — — —
Principal U.S. Mega-Cap ETF 1,995 — — 68,798
Principal U.S. Small-Cap ETF 289 — — 16,875
Real Estate Securities Fund 272 (8) — 4,983
Short-Term Income Fund 720 — — 2,119
Small-MidCap Dividend Income Fund 593 78 570 12,344
Spectrum Preferred and Capital Securities Income Fund 1,893 (365) — 9,672
$ 50,778 $ 23,006 $ 20,366 $ 425,290
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Money Market Funds - 0 .62%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
10,917,125 $ 10,917
Principal Exchange-Traded Funds - 10 .03%
Principal U.S. Mega-Cap ETF
(a)
3,048,648 146,457
Principal U.S. Small-Cap ETF
(a)
693,700 31,536
$ 177,993
Principal Funds, Inc. Class R-6 - 51 .22%
Blue Chip Fund
(a)
2,582,092 104,807
Core Fixed Income Fund
(a)
51,784,529 444,829
Diversified International Fund
(a)
3,457,896 44,953
Diversified Real Asset Fund
(a)
4,393,446 47,449
High Yield Fund
(a)
11,079,400 73,789
International Equity Index Fund
(a)
804,222 8,887
International Small Company Fund
(a)
1,115,284 11,030
LargeCap Growth Fund I
(a)
1,316,908 23,612
MidCap Fund
(a)
484,396 18,780
Origin Emerging Markets Fund
(a)
2,517,545 23,514
Real Estate Securities Fund
(a)
519,411 13,754
Small-MidCap Dividend Income Fund
(a)
1,358,272 23,539
Spectrum Preferred and Capital Securities Income
Fund
(a)
7,854,063 70,294
$ 909,237
Principal Funds, Inc. Institutional Class - 38 .13%
Bond Market Index Fund
(a)
23,261,843 197,260
Equity Income Fund
(a)
2,940,168 110,932
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,587,078 40,137
Government & High Quality Bond Fund
(a)
4,751,341 42,667
Inflation Protection Fund
(a)
8,408,919 64,665
LargeCap S&P 500 Index Fund
(a)
1,191,893 28,236
LargeCap Value Fund III
(a)
1,204,950 21,798
Overseas Fund
(a)
1,744,125 18,104
Principal Capital Appreciation Fund
(a)
1,525,512 107,274
Short-Term Income Fund
(a)
3,851,004 45,711
$ 676,784
TOTAL INVESTMENT COMPANIES $ 1,774,931
Total Investments $ 1,774,931
Other Assets and Liabilities -  0.00% (51)
TOTAL NET ASSETS - 100.00% $ 1,774,880
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 55 .17%
Domestic Equity Funds 35 .55%
International Equity Funds 5 .99%
Specialty Funds 2 .67%
Money Market Funds 0 .62%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 99,516 $ 32 $ 14,643 $ 104,807
Bond Market Index Fund 214,080 8,306 33,595 197,260
Core Fixed Income Fund 394,896 18,871 — 444,829
Diversified International Fund 40,632 1,235 953 44,953
Diversified Real Asset Fund 44,915 498 556 47,449
Equity Income Fund 98,544 1,657 2,894 110,932
Finisterre Emerging Markets Total Return Bond Fund 37,388 1,033 555 40,137
Government & High Quality Bond Fund 38,895 607 123 42,667
High Yield Fund 67,802 1,624 100 73,789
Inflation Protection Fund 60,562 2,918 15 64,665
International Equity Index Fund 8,030 337 242 8,887
International Small Company Fund 9,935 223 242 11,030
LargeCap Growth Fund I 20,782 1,351 1,277 23,612
LargeCap S&P 500 Index Fund 25,776 1,168 1,612 28,236
LargeCap Value Fund III 19,862 711 521 21,798
MidCap Fund 16,174 528 669 18,780
Origin Emerging Markets Fund 21,820 561 66 23,514
Overseas Fund 16,289 1,336 51 18,104
Principal Capital Appreciation Fund 94,956 1,145 3,845 107,274
Principal Government Money Market Fund - Class R-6 5.25% 8,997 2,512 592 10,917
Principal U.S. Mega-Cap ETF 114,370 13,145 — 146,457
Principal U.S. Small-Cap ETF 24,853 1,981 — 31,536
Real Estate Securities Fund 11,620 597 — 13,754
Short-Term Income Fund 44,004 636 73 45,711
Small-MidCap Dividend Income Fund 19,984 382 — 23,539
Spectrum Preferred and Capital Securities Income Fund 64,422 1,375 471 70,294
$ 1,619,104 $ 64,769 $ 63,095 $ 1,774,931
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 32 $ 6,481 $ — $ 13,421
Bond Market Index Fund 8,306 (2,094) — 10,563
Core Fixed Income Fund 3,725 — — 31,062
Diversified International Fund 1,183 17 — 4,022
Diversified Real Asset Fund 325 (77) — 2,669
Equity Income Fund 595 28 785 13,597
Finisterre Emerging Markets Total Return Bond Fund 911 (107) — 2,378
Government & High Quality Bond Fund 336 (11) — 3,299
High Yield Fund 1,187 (8) — 4,471
Inflation Protection Fund 2,257 (1) — 1,201
International Equity Index Fund 262 (1) 75 763
International Small Company Fund 223 (3) — 1,117
LargeCap Growth Fund I 21 68 1,324 2,688
LargeCap S&P 500 Index Fund 398 52 764 2,852
LargeCap Value Fund III 399 5 306 1,741
MidCap Fund 21 16 460 2,731
Origin Emerging Markets Fund 555 (21) — 1,220
Overseas Fund 782 (2) 329 532
Principal Capital Appreciation Fund 1,022 145 — 14,873
Principal Government Money Market Fund - Class R-6 5.25% 140 — — —
Principal U.S. Mega-Cap ETF 553 — — 18,942
Principal U.S. Small-Cap ETF 77 — — 4,702
Real Estate Securities Fund 87 — — 1,537
Short-Term Income Fund 388 (1) — 1,145
Small-MidCap Dividend Income Fund 153 — 147 3,173
Spectrum Preferred and Capital Securities Income Fund 1,013 (92) — 5,060
$ 24,951 $ 4,394 $ 4,190 $ 149,759
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Money Market Funds - 1.02%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
30,913,149 $ 30,913
Principal Exchange-Traded Funds - 16.37%
Principal U.S. Mega-Cap ETF
(a)
8,097,445 389,001
Principal U.S. Small-Cap ETF
(a)
2,338,800 106,322
$ 495,323
Principal Funds, Inc. Class R-6 - 45.52%
Blue Chip Fund
(a)
9,493,484 385,340
Core Fixed Income Fund
(a)
21,119,310 181,415
Diversified International Fund
(a)
13,197,004 171,561
Diversified Real Asset Fund
(a)
9,460,217 102,170
High Yield Fund
(a)
6,868,518 45,744
International Equity Index Fund
(a)
2,724,210 30,103
International Small Company Fund
(a)
4,210,787 41,645
LargeCap Growth Fund I
(a)
7,692,500 137,927
MidCap Fund
(a)
1,465,869 56,832
Origin Emerging Markets Fund
(a)
8,479,548 79,199
Real Estate Securities Fund
(a)
1,618,031 42,845
Small- MidCap Dividend Income Fund
(a)
3,656,431 63,366
Spectrum Preferred and Capital Securities Income
Fund
(a)
4,378,276 39,186
$ 1,377,333
Principal Funds, Inc. Institutional Class - 37.13%
Bond Market Index Fund
(a)
8,095,952 68,654
Equity Income Fund
(a)
8,407,885 317,229
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,638,077 23,083
Government & High Quality Bond Fund
(a)
2,079,934 18,678
Inflation Protection Fund
(a)
2,525,735 19,423
LargeCap S&P 500 Index Fund
(a)
3,259,949 77,228
LargeCap Value Fund III
(a)
8,438,946 152,661
Overseas Fund
(a)
6,907,161 71,696
Principal Capital Appreciation Fund
(a)
5,326,531 374,562
$ 1,123,214
TOTAL INVESTMENT COMPANIES $ 3,026,783
Total Investments $ 3,026,783
Other Assets and Liabilities -  (0.04)% (1,211)
TOTAL NET ASSETS - 100.00% $ 3,025,572
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 69.53%
Fixed Income Funds 13.08%
International Equity Funds 13.03%
Specialty Funds 3.38%
Money Market Funds 1.02%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 338,572 $ 421 $ 22,784 $ 385,340
Bond Market Index Fund 84,366 2,782 21,787 68,654
Core Fixed Income Fund 165,698 2,793 — 181,415
Diversified International Fund 154,420 4,663 2,870 171,561
Diversified Real Asset Fund 96,542 830 758 102,170
Equity Income Fund 281,364 4,273 7,284 317,229
Finisterre Emerging Markets Total Return Bond Fund 21,926 535 714 23,083
Government & High Quality Bond Fund 17,144 190 101 18,678
High Yield Fund 42,232 841 102 45,744
Inflation Protection Fund 18,233 827 — 19,423
International Equity Index Fund 27,041 1,138 644 30,103
International Small Company Fund 37,098 892 491 41,645
LargeCap Growth Fund I 119,125 7,732 4,803 137,927
LargeCap S&P 500 Index Fund 70,220 3,148 4,042 77,228
LargeCap Value Fund III 138,293 5,041 2,816 152,661
MidCap Fund 58,696 1,452 13,154 56,832
Origin Emerging Markets Fund 79,771 2,006 7,042 79,199
Overseas Fund 65,961 4,593 1,055 71,696
Principal Capital Appreciation Fund 331,307 3,552 12,601 374,562
Principal Government Money Market Fund - Class R-6 5.25% 27,558 5,162 1,807 30,913
Principal U.S. Mega-Cap ETF 325,269 12,446 — 389,001
Principal U.S. Small-Cap ETF 67,064 25,459 — 106,322
Real Estate Securities Fund 38,673 332 1,274 42,845
Small- MidCap Dividend Income Fund 61,361 829 8,313 63,366
Spectrum Preferred and Capital Securities Income Fund 36,210 640 457 39,186
$ 2,704,144 $ 92,577 $ 114,899 $ 3,026,783
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 115 $ 10,595 $ — $ 58,536
Bond Market Index Fund 2,782 (976) — 4,269
Core Fixed Income Fund 1,538 — — 12,924
Diversified International Fund 4,479 160 — 15,188
Diversified Real Asset Fund 698 (117) — 5,673
Equity Income Fund 1,697 339 2,238 38,537
Finisterre Emerging Markets Total Return Bond Fund 531 (134) — 1,470
Government & High Quality Bond Fund 147 (18) — 1,463
High Yield Fund 737 (14) — 2,787
Inflation Protection Fund 675 — — 363
International Equity Index Fund 881 1 252 2,567
International Small Company Fund 831 (89) — 4,235
LargeCap Growth Fund I 120 (1,029) 7,585 16,902
LargeCap S&P 500 Index Fund 1,075 174 2,062 7,728
LargeCap Value Fund III 2,766 (268) 2,117 12,411
MidCap Fund 64 1,753 1,371 8,085
Origin Emerging Markets Fund 1,986 (2,049) — 6,513
Overseas Fund 3,132 (57) 1,319 2,254
Principal Capital Appreciation Fund 3,539 394 — 51,910
Principal Government Money Market Fund - Class R-6 5.25% 376 — — —
Principal U.S. Mega-Cap ETF 1,469 — — 51,286
Principal U.S. Small-Cap ETF 261 — — 13,799
Real Estate Securities Fund 278 (11) — 5,125
Small- MidCap Dividend Income Fund 420 377 404 9,112
Spectrum Preferred and Capital Securities Income Fund 568 (70) — 2,863
$ 31,165 $ 8,961 $ 17,348 $ 336,000
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .61%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
14,700,243 $ 14,700
Principal Exchange-Traded Funds - 8 .87%
Principal Active High Yield ETF
(a)
2,073,084 39,409
Principal U.S. Mega-Cap ETF
(a)
3,617,095 173,765
$ 213,174
Principal Funds, Inc. Class R-6 - 49 .49%
Blue Chip Fund
(a)
1,262,807 51,257
Core Fixed Income Fund
(a)
84,398,145 724,980
Diversified International Fund
(a)
4,730,512 61,497
Diversified Real Asset Fund
(a)
3,322,830 35,887
Global Real Estate Securities Fund
(a)
1,379,114 12,219
High Yield Fund
(a)
12,318,475 82,041
LargeCap Growth Fund I
(a)
1,414,416 25,360
Origin Emerging Markets Fund
(a)
1,188,330 11,099
Real Estate Securities Fund
(a)
449,813 11,911
Small-MidCap Dividend Income Fund
(a)
4,287,712 74,306
Spectrum Preferred and Capital Securities Income
Fund
(a)
10,950,824 98,010
$ 1,188,567
Principal Funds, Inc. Institutional Class - 41 .07%
Bond Market Index Fund
(a)
44,511,622 377,459
Equity Income Fund
(a)
2,094,057 79,009
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,822,270 59,695
Government & High Quality Bond Fund
(a)
11,591,400 104,091
Inflation Protection Fund
(a)
17,001,946 130,745
LargeCap S&P 500 Index Fund
(a)
1,062,696 25,175
LargeCap Value Fund III
(a)
1,311,344 23,722
Principal Capital Appreciation Fund
(a)
1,443,662 101,518
Short-Term Income Fund
(a)
7,156,856 84,952
$ 986,366
TOTAL INVESTMENT COMPANIES $ 2,402,807
Total Investments $ 2,402,807
Other Assets and Liabilities -  (0.04)% (997)
TOTAL NET ASSETS - 100.00% $ 2,401,810
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 70 .84%
Domestic Equity Funds 23 .57%
International Equity Funds 3 .53%
Specialty Funds 1 .49%
Money Market Funds 0 .61%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 44,242 $ 19 $ 2,105 $ 51,257
Bond Market Index Fund 419,060 15,970 74,183 377,459
Core Fixed Income Fund 665,352 7,795 — 724,980
Diversified International Fund 56,574 1,630 2,309 61,497
Diversified Real Asset Fund 34,353 247 700 35,887
Equity Income Fund 70,802 986 2,504 79,009
Finisterre Emerging Markets Total Return Bond Fund 49,939 6,556 — 59,695
Global Real Estate Securities Fund 10,799 334 196 12,219
Government & High Quality Bond Fund 97,878 887 2,828 104,091
High Yield Fund 77,640 1,420 2,042 82,041
Inflation Protection Fund 118,785 9,616 — 130,745
LargeCap Growth Fund I 22,249 1,431 1,271 25,360
LargeCap S&P 500 Index Fund 22,852 1,022 1,271 25,175
LargeCap Value Fund III 21,879 766 836 23,722
Origin Emerging Markets Fund 10,720 267 484 11,099
Principal Active High Yield ETF 37,087 — — 39,409
Principal Capital Appreciation Fund 93,061 986 7,146 101,518
Principal Government Money Market Fund - Class R-6 5.25% 15,209 1,531 2,040 14,700
Principal U.S. Mega-Cap ETF 133,835 17,539 — 173,765
Real Estate Securities Fund 10,646 76 195 11,911
Short-Term Income Fund 83,052 760 1,005 84,952
Small-MidCap Dividend Income Fund 68,386 1,007 5,909 74,306
Spectrum Preferred and Capital Securities Income Fund 92,937 1,423 3,364 98,010
$ 2,257,337 $ 72,268 $ 110,388 $ 2,402,807
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 16 $ 740 $ — $ 8,361
Bond Market Index Fund 15,970 (4,291) — 20,903
Core Fixed Income Fund 6,163 — — 51,833
Diversified International Fund 1,625 (11) — 5,613
Diversified Real Asset Fund 247 22 — 1,965
Equity Income Fund 422 117 557 9,608
Finisterre Emerging Markets Total Return Bond Fund 1,342 — — 3,200
Global Real Estate Securities Fund 334 19 — 1,263
Government & High Quality Bond Fund 827 (516) — 8,670
High Yield Fund 1,328 (144) — 5,167
Inflation Protection Fund 4,571 — — 2,344
LargeCap Growth Fund I 22 96 1,407 2,855
LargeCap S&P 500 Index Fund 349 59 670 2,513
LargeCap Value Fund III 433 18 331 1,895
Origin Emerging Markets Fund 267 (225) — 821
Principal Active High Yield ETF 671 — — 2,322
Principal Capital Appreciation Fund 986 298 — 14,319
Principal Government Money Market Fund - Class R-6 5.25% 187 — — —
Principal U.S. Mega-Cap ETF 656 — — 22,391
Real Estate Securities Fund 76 (21) — 1,405
Short-Term Income Fund 726 (25) — 2,170
Small-MidCap Dividend Income Fund 513 320 495 10,502
Spectrum Preferred and Capital Securities Income Fund 1,418 (660) — 7,674
$ 39,149 $ (4,204) $ 3,460 $ 187,794
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .67%
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b)
14,029,911 $ 14,030
Principal Exchange-Traded Funds - 17 .99%
Principal U.S. Mega-Cap ETF
(a)
6,047,800 290,537
Principal U.S. Small-Cap ETF
(a)
1,899,500 86,351
$ 376,888
Principal Funds, Inc. Class R-6 - 40 .96%
Blue Chip Fund
(a)
7,547,959 306,372
Diversified International Fund
(a)
8,291,713 107,792
Diversified Real Asset Fund
(a)
6,779,210 73,215
International Equity Index Fund
(a)
2,432,622 26,880
International Small Company Fund
(a)
4,790,899 47,382
LargeCap Growth Fund I
(a)
6,183,863 110,877
MidCap Fund
(a)
1,072,914 41,597
Origin Emerging Markets Fund
(a)
7,916,655 73,942
Real Estate Securities Fund
(a)
631,596 16,725
Small-MidCap Dividend Income Fund
(a)
3,063,701 53,094
$ 857,876
Principal Funds, Inc. Institutional Class - 40 .42%
Equity Income Fund
(a)
6,557,924 247,430
LargeCap S&P 500 Index Fund
(a)
2,678,991 63,465
LargeCap Value Fund III
(a)
6,753,572 122,172
Overseas Fund
(a)
9,732,803 101,027
Principal Capital Appreciation Fund
(a)
4,444,584 312,543
$ 846,637
TOTAL INVESTMENT COMPANIES $ 2,095,431
Total Investments $ 2,095,431
Other Assets and Liabilities -  (0.04)% (907)
TOTAL NET ASSETS - 100.00% $ 2,094,524
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 78 .82%
International Equity Funds 17 .05%
Specialty Funds 3 .50%
Money Market Funds 0 .67%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 275,380 $ 360 $ 25,193 $ 306,372
Diversified International Fund 97,327 3,081 2,303 107,792
Diversified Real Asset Fund 68,640 902 275 73,215
Equity Income Fund 217,822 4,443 5,022 247,430
International Equity Index Fund 24,214 1,099 729 26,880
International Small Company Fund 42,344 1,306 998 47,382
LargeCap Growth Fund I 94,961 6,405 3,129 110,877
LargeCap S&P 500 Index Fund 57,218 2,684 2,877 63,465
LargeCap Value Fund III 110,559 4,392 2,484 122,172
MidCap Fund 35,790 1,165 1,424 41,597
Origin Emerging Markets Fund 74,688 2,023 6,923 73,942
Overseas Fund 90,201 10,400 2,385 101,027
Principal Capital Appreciation Fund 274,822 3,398 9,091 312,543
Principal Government Money Market Fund - Class R-6 5.25% 10,199 3,831 — 14,030
Principal U.S. Mega-Cap ETF 251,831 — — 290,537
Principal U.S. Small-Cap ETF 47,483 28,517 — 86,351
Real Estate Securities Fund 8,903 7,164 555 16,725
Small-MidCap Dividend Income Fund 70,777 767 28,708 53,094
$ 1,853,159 $ 81,937 $ 92,096 $ 2,095,431
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 92 $ 8,474 $ — $ 47,351
Diversified International Fund 2,833 107 — 9,580
Diversified Real Asset Fund 498 (53) — 4,001
Equity Income Fund 1,325 21 1,742 30,166
International Equity Index Fund 789 (1) 225 2,297
International Small Company Fund 953 (275) — 5,005
LargeCap Growth Fund I 96 145 6,047 12,495
LargeCap S&P 500 Index Fund 877 121 1,685 6,319
LargeCap Value Fund III 2,212 36 1,694 9,669
MidCap Fund 47 58 1,010 6,008
Origin Emerging Markets Fund 1,867 (210) — 4,364
Overseas Fund 4,459 (180) 1,878 2,991
Principal Capital Appreciation Fund 2,945 (558) — 43,972
Principal Government Money Market Fund - Class R-6 5.25% 159 — — —
Principal U.S. Mega-Cap ETF 1,097 — — 38,706
Principal U.S. Small-Cap ETF 212 — — 10,351
Real Estate Securities Fund 110 5 — 1,208
Small-MidCap Dividend Income Fund 353 1,150 340 9,108
$ 20,924 $ 8,840 $ 14,621 $ 243,591
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .41 % Shares Held Value (000's)
Money Market Funds - 4 .41%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
2,893,687 $ 2,894
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b),(c)
121,088,348 121,088
$ 123,982
TOTAL INVESTMENT COMPANIES $ 123,982
BONDS - 92 .16%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .13%
Lockheed Martin Corp
4.50%, 02/15/2029 $ 13,350 $ 13,369
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 10,019
RTX Corp
5.75%, 11/08/2026 8,075 8,283
$ 31,671
Agriculture - 0 .14%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 3,990
Airlines - 0 .52%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
9,943 9,717
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
5,060 5,000
$ 14,717
Automobile Asset Backed Securities - 6 .26%
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 9,000 9,010
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
6,595 6,606
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
7,200 7,206
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 10,307
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 4,262 4,254
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 7,246 7,256
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 8,220 8,257
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 9,852 9,851
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 2,647 2,643
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 7,165 7,158
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 16,475
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
21,992 21,152
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
10,300 10,217
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 16,828
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 5,813
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,680
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 7,569 7,552
Westlake Automobile Receivables Trust 2022-2
6.48%, 08/15/2025
(d)
414 414
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
World Omni Auto Receivables Trust 2023-A
5.78%, 07/15/2026 $ 7,671 $ 7,669
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 9,740 9,758
$ 176,106
Banks - 16 .12%
Bank of America Corp
0.98%, 09/25/2025
(e)
19,500 18,919
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
9,600 8,954
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 18,357
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 24,500 24,300
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 13,583
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,855
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,724
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,244
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
8,400 8,442
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 7,088
5.99%, 10/03/2028 3,440 3,606
Citigroup Inc
1.12%, 01/28/2027
(e)
19,600 18,101
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024
(f)
10,750 10,657
6.08%, 10/30/2024 9,600 9,615
Secured Overnight Financing Rate + 0.69%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 9,062
6.82%, 11/20/2029
(e)
5,100 5,359
Secured Overnight Financing Rate + 2.51%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 8,012
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,345
Secured Overnight Financing Rate + 1.73%
6.14%, 12/09/2026 14,700 14,637
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 9,085
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
15,800 14,587
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 18,224
Secured Overnight Financing Rate + 0.80%
3.88%, 09/10/2024 5,249 5,198
4.45%, 12/05/2029
(e)
6,650 6,528
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 14,400 14,436

Schedule of Investments
Short-Term Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.59%, 05/04/2027
(e)
$ 10,750 $ 9,955
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,593
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(e)
10,000 10,029
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
9,350 9,430
Secured Overnight Financing Rate + 1.45%
NatWest Group PLC
4.27%, 03/22/2025
(e)
9,750 9,726
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
7,800 7,610
Royal Bank of Canada
0.88%, 01/20/2026 14,700 13,665
Societe Generale SA
2.63%, 01/22/2025
(d)
9,700 9,432
6.99%, 01/19/2028
(d)
6,700 6,717
Secured Overnight Financing Rate + 1.66%
Toronto-Dominion Bank/The
0.75%, 01/06/2026
(f)
14,700 13,646
Truist Financial Corp
1.27%, 03/02/2027
(e)
5,230 4,819
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
10,000 10,800
Secured Overnight Financing Rate + 2.45%
UBS Group AG
2.59%, 09/11/2025
(d),(e)
15,600 15,312
Secured Overnight Financing Rate + 1.56%
3.87%, 01/12/2029
(d),(e)
15,000 14,231
3 Month USD LIBOR + 1.41%
US Bancorp
5.38%, 01/23/2030
(e)
3,675 3,719
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,469
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
14,600 14,046
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e),(f)
10,000 9,768
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
$ 453,885
Beverages - 0 .59%
Constellation Brands Inc
4.80%, 01/15/2029 2,000 2,009
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,616
$ 16,625
Biotechnology - 0 .33%
Amgen Inc
5.15%, 03/02/2028 9,100 9,265
Building Materials - 0 .48%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 13,384
Chemicals - 0 .80%
Celanese US Holdings LLC
3.50%, 05/08/2024 4,800 4,772
Nutrien Ltd
5.90%, 11/07/2024 10,000 10,020
Westlake Corp
3.60%, 08/15/2026 7,900 7,646
$ 22,438
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 9 .40%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
$ 7,000 $ 6,702
BX Commercial Mortgage Trust 2021-21M
6.18%, 10/15/2036
(d)
8,099 8,013
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.84%
BX Commercial Mortgage Trust 2021-ACNT
6.30%, 11/15/2038
(d)
11,000 10,914
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
6.12%, 06/15/2038
(d)
11,327 11,210
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
6.15%, 09/15/2036
(d)
15,000 14,798
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
6.14%, 10/15/2038
(d)
15,639 15,434
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2021-BXMF
6.08%, 10/15/2026
(d)
11,262 11,113
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.95%, 10/15/2036
(d)
20,000 19,637
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
Cold Storage Trust 2020-ICE5
6.35%, 11/15/2037
(d)
19,070 19,011
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.01%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
6.36%, 05/15/2036
(d)
14,208 14,199
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.03%
ELP Commercial Mortgage Trust 2021-ELP
6.15%, 11/15/2038
(d)
14,983 14,777
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp II
4.47%, 09/10/2038
(d),(g)
2,350 2,293
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.25%, 04/15/2038
(d)
12,473 12,426
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Life 2021-BMR Mortgage Trust
6.15%, 03/15/2038
(d)
16,435 16,245
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.63%, 05/15/2039
(d)
18,400 18,256
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
6.25%, 04/15/2038
(d)
16,778 16,678
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHC Trust 2021-MHC2
6.30%, 05/15/2038
(d)
7,710 7,647
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%

Schedule of Investments
Short-Term Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MHP 2021-STOR
6.15%, 07/15/2038
(d)
$ 8,800 $ 8,698
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
6.15%, 01/15/2027
(d)
13,446 13,261
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.93%, 10/15/2036
(d)
11,192 11,010
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
6.18%, 11/15/2038
(d)
12,535 12,410
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 264,732
Computers - 0 .51%
Apple Inc
1.13%, 05/11/2025 15,000 14,363
Consumer Products - 0 .29%
Avery Dennison Corp
0.85%, 08/15/2024
(f)
8,400 8,183
Diversified Financial Services - 0 .46%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 3,583 3,479
6.45%, 04/15/2027
(d)
9,127 9,444
$ 12,923
Electric - 8 .50%
AES Corp/The
1.38%, 01/15/2026
(f)
14,600 13,541
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,207
5.95%, 03/30/2029
(d),(f)
3,800 3,952
American Electric Power Co Inc
2.03%, 03/15/2024 11,700 11,645
Black Hills Corp
1.04%, 08/23/2024 9,500 9,255
Consumers Energy Co
4.90%, 02/15/2029 8,200 8,334
Dominion Energy Inc
3.07%, 08/15/2024
(g)
9,800 9,655
DTE Energy Co
1.05%, 06/01/2025 4,400 4,166
2.53%, 10/01/2024
(g)
10,000 9,793
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,143
Emera US Finance LP
0.83%, 06/15/2024 8,500 8,332
Entergy Louisiana LLC
0.95%, 10/01/2024 5,500 5,350
Evergy Inc
2.45%, 09/15/2024 9,300 9,123
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 13,886
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 3,458 3,474
4.90%, 03/15/2029
(f)
10,000 10,021
5.75%, 09/01/2025 17,200 17,374
6.05%, 03/01/2025 3,700 3,731
PacifiCorp
5.10%, 02/15/2029 9,050 9,158
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 13,707
5.88%, 10/15/2028 8,000 8,362
Southern Co/The
5.50%, 03/15/2029 10,300 10,654
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Electric Power Co
1.65%, 03/15/2026 $ 11,600 $ 10,845
Tampa Electric Co
4.90%, 03/01/2029
(f)
2,340 2,365
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,300
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 18,588
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,412
$ 239,373
Entertainment - 0 .32%
Warnermedia Holdings Inc
3.76%, 03/15/2027 9,300 8,934
Food - 0 .24%
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 6,900 6,829
Forest Products & Paper - 0 .34%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,504
Gas - 0 .59%
NiSource Inc
0.95%, 08/15/2025
(f)
14,600 13,718
5.25%, 03/30/2028
(f)
2,700 2,754
$ 16,472
Healthcare - Services - 1 .28%
Centene Corp
4.25%, 12/15/2027 16,750 16,102
HCA Inc
5.25%, 06/15/2026 20,000 20,057
$ 36,159
Home Builders - 0 .34%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,591
Home Furnishings - 0 .17%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
5,000 4,926
Insurance - 2 .64%
Athene Global Funding
1.72%, 01/07/2025
(d)
9,600 9,265
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 8,027
1.10%, 06/23/2025
(d)
17,525 16,636
Markel Group Inc
3.50%, 11/01/2027 4,719 4,495
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
13,000 12,864
New York Life Global Funding
2.00%, 01/22/2025
(d)
9,800 9,518
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 13,432
$ 74,237
Internet - 0 .45%
eBay Inc
1.40%, 05/10/2026 13,530 12,540
Media - 0 .34%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 9,700 9,614
Mining - 0 .50%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,569
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,504
$ 14,073

Schedule of Investments
Short-Term Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 3 .75%
CHL Mortgage Pass-Through Trust 2003-46
5.56%, 01/19/2034
(g)
$ 117 $ 109
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 09/25/2019 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
3,442 3,026
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
9,121 9,186
JP Morgan Mortgage Trust 2004-A3
5.39%, 07/25/2034
(g)
116 105
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 67
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
11,759 10,550
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
1,427 1,428
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
1,404 1,365
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
4,721 4,198
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
11,177 9,802
PHH Mortgage Trust Series 2008-CIM1
7.72%, 06/25/2038 454 403
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
10,393 9,188
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
6,960 6,300
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
18,076 15,886
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
18,822 16,505
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(d),(g)
7,000 7,016
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
247 244
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
535 514
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
4,701 4,028
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
4,527 4,083
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,881 1,662
$ 105,667
Office & Business Equipment - 0 .37%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,287
Oil & Gas - 0 .74%
Chevron USA Inc
0.69%, 08/12/2025 4,600 4,336
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,611
Phillips 66
3.85%, 04/09/2025
(f)
6,850 6,749
$ 20,696
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 17 .57%
AMMC CLO 15 Ltd
6.70%, 01/15/2032
(d)
$ 15,950 $ 15,958
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Bardot CLO Ltd
6.67%, 10/22/2032
(d)
14,250 14,199
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
1,992 1,972
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,064 27,067
1.69%, 07/15/2060
(d)
13,339 12,436
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
7,200 7,215
Dewolf Park CLO Ltd
6.50%, 10/15/2030
(d)
12,938 12,935
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
6,900 6,928
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
6,000 6,004
Fortress Credit Opportunities XVII CLO Ltd
6.68%, 01/15/2030
(d)
3,760 3,748
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables
5.32%, 08/17/2026
(d)
9,400 9,400
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 9,600 9,601
JP Morgan Mortgage Trust 2023-HE1
7.10%, 11/25/2053
(d)
2,764 2,777
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
7.05%, 03/25/2054
(d)
12,120 12,180
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
6.95%, 05/25/2054
(d)
9,180 9,215
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
KKR CLO 18 Ltd
6.50%, 07/18/2030
(d)
13,931 13,934
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.96%, 10/20/2030
(d)
7,565 7,527
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
7.13%, 10/20/2030
(d)
13,600 13,472
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
2,187 2,185
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
13,750 13,782
Lake Shore MM CLO III LLC
7.06%, 10/17/2031
(d)
18,234 18,144
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.74%
Madison Park Funding XVIII Ltd
6.52%, 10/21/2030
(d)
15,583 15,615
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%

Schedule of Investments
Short-Term Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Marathon CLO X Ltd
6.64%, 11/15/2029
(d)
$ 4,911 $ 4,914
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
Marathon CLO XIII Ltd
6.90%, 04/15/2032
(d)
19,500 19,509
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.58%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
10,850 10,895
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
2,601 2,409
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
9,680 9,913
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
1,724 1,703
Oaktree CLO 2019-4 Ltd
6.70%, 10/20/2032
(d)
20,000 20,016
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Oaktree CLO 2024-25 Ltd
0.00%, 04/20/2037
(d),(h),(i)
6,300 6,300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
6.37%, 04/15/2030
(d)
7,551 7,549
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.83%, 10/20/2031
(d)
8,627 8,558
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
0.71%, 04/15/2026
(d)
9,750 9,650
0.97%, 02/15/2026
(d)
17,650 17,615
2.47%, 02/15/2027
(d)
11,750 11,411
4.95%, 02/15/2029
(d),(h)
13,350 13,349
5.52%, 10/15/2028
(d)
4,500 4,553
Shackleton 2017-X CLO Ltd
6.47%, 04/20/2029
(d)
5,944 5,932
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Stratus CLO 2021-2 Ltd
6.48%, 12/28/2029
(d)
5,584 5,576
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.16%
TCI-Flatiron CLO 2016-1 Ltd
6.42%, 01/17/2032
(d)
7,052 7,034
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
7,000 6,989
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
24,000 23,243
Verizon Master Trust
4.49%, 01/22/2029 16,000 15,919
4.89%, 04/13/2028 10,000 9,977
5.16%, 06/20/2029 13,800 13,944
5.23%, 11/22/2027 12,950 12,940
Voya 2012-4 Ltd
6.58%, 10/15/2030
(d)
6,870 6,873
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
1,559 1,532
$ 494,597
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .66%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
$ 9,700 $ 9,594
1.51%, 04/15/2026
(d)
9,800 8,950
$ 18,544
Pharmaceuticals - 1 .04%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,658
Cigna Group/The
0.61%, 03/15/2024 7,850 7,805
1.25%, 03/15/2026 8,500 7,869
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 7,000 6,985
$ 29,317
Pipelines - 2 .32%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,750
6.06%, 08/15/2026
(d)
3,450 3,528
Enbridge Inc
5.90%, 11/15/2026 11,275 11,587
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,154
5.55%, 02/15/2028 10,000 10,176
Kinder Morgan Inc
5.00%, 02/01/2029
(h)
10,000 10,026
ONEOK Inc
5.55%, 11/01/2026 6,000 6,101
Williams Cos Inc/The
5.40%, 03/02/2026 7,000 7,072
$ 65,394
REITs - 3 .03%
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,000
5.49%, 03/15/2028
(d)
10,500 10,642
Crown Castle Inc
1.35%, 07/15/2025 8,750 8,279
CubeSmart LP
4.00%, 11/15/2025 3,275 3,204
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,172
4.95%, 04/01/2024 4,750 4,741
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 17,376
1.88%, 07/15/2050
(d)
6,463 6,009
2.33%, 07/15/2052
(d)
2,800 2,484
2.84%, 01/15/2050
(d)
10,325 9,997
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,357
$ 85,261
Semiconductors - 0 .44%
Micron Technology Inc
6.75%, 11/01/2029 6,675 7,207
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,127
$ 12,334
Software - 0 .73%
Roper Technologies Inc
1.00%, 09/15/2025
(f)
10,450 9,807
Take-Two Interactive Software Inc
4.95%, 03/28/2028 10,700 10,780
$ 20,587
Student Loan Asset Backed Securities - 6 .15%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
2,225 2,109
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
3,008 2,867
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
5,394 4,816

Schedule of Investments
Short-Term Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
$ 2,271 $ 1,985
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
10,233 8,402
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
3,359 2,828
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
7,566 6,748
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
271 264
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
853 828
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
3,373 3,179
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
4,482 4,103
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
2,924 2,662
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
3,168 2,865
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
4,372 4,014
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
4,062 3,587
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
8,731 7,652
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
8,204 7,193
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
11,720 10,174
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
4,957 4,231
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
4,486 3,965
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
2,743 2,751
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
19,602 17,824
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
6,705 6,063
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
9,372 8,613
SLM Private Credit Student Loan Trust 2004-A
6.05%, 06/15/2033 351 348
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
5.94%, 06/15/2039 11,386 11,017
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.85%, 12/15/2039 6,621 6,378
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
6,897 6,114
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
11,465 10,367
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
11,125 10,117
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
9,203 8,963
$ 173,027
Telecommunications - 1 .54%
AT&T Inc
1.70%, 03/25/2026 9,400 8,808
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
$ 4,187 $ 4,099
4.24%, 07/15/2048
(d)
1,650 1,565
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
12,830 12,733
5.15%, 03/20/2028
(d)
8,075 8,093
Verizon Communications Inc
1.45%, 03/20/2026 4,350 4,057
6.10%, 03/20/2026
(f)
4,102 4,120
Secured Overnight Financing Rate + 0.79%
$ 43,475
Transportation - 0 .74%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,638
Ryder System Inc
1.75%, 09/01/2026 11,000 10,167
$ 20,805
Trucking & Leasing - 0 .34%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 9,705
TOTAL BONDS $ 2,594,230
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 4 .23%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
5.51%, 09/01/2035 $ 18 $ 19
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
4.12%, 01/01/2035 9 9
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
4.89%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.66%
5.31%, 02/01/2037 23 24
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.06%
5.73%, 02/01/2035 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.90%
5.81%, 08/01/2034 10 10
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
5.83%, 07/01/2034 13 13
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
5.92%, 10/01/2035 34 34
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
6.02%, 12/01/2032 8 8
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.41%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
$ 108
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 2 1
U.S. Treasury - 4 .23%
1.00%, 07/31/2028 17,925 15,802
1.25%, 11/30/2026 36,900 34,187
2.25%, 11/15/2027 47,150 44,382

Schedule of Investments
Short-Term Income Fund
January 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 05/15/2027 $ 25,950 $ 24,681
$ 119,052
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 119,180
Total Investments $ 2,837,392
Other Assets and Liabilities -  (0.80)% (22,577)
TOTAL NET ASSETS - 100.00% $ 2,814,815
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,834 or
0.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,393,333 or 49.50% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,631 or 0.31% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security
Portfolio Summary
Sector Percent
Asset Backed Securities 29 .98%
Financial 22 .25%
Mortgage Securities 13 .15%
Utilities 9 .09%
Money Market Funds 4 .41%
Government 4 .23%
Consumer, Non-cyclical 3 .91%
Industrial 3 .35%
Energy 3 .06%
Communications 2 .33%
Technology 2 .05%
Basic Materials 1 .64%
Consumer, Cyclical 1 .35%
Other Assets and Liabilities
( 0 .80 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 83,891 $ 370,523 $ 333,326 $ 121,088
$ 83,891 $ 370,523 $ 333,326 $ 121,088
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 1,185 $ — $ — $ —
$ 1,185 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2024 Long 2,159 $ 234,015 $ 4,550
Total $ 4,550
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .59 % Shares Held Value (000's)
Money Market Funds - 1 .59%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
4,209,240 $ 4,209
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(c)
15,894,630 15,895
$ 20,104
TOTAL INVESTMENT COMPANIES $ 20,104
COMMON STOCKS - 99 .06 % Shares Held Value (000's)
Aerospace & Defense - 0 .98%
AAR Corp
(d)
203,300 $ 12,365
Agriculture - 1 .14%
Darling Ingredients Inc
(d)
248,000 10,738
Vital Farms Inc
(d)
252,900 3,637
$ 14,375
Airlines - 0 .26%
Sun Country Airlines Holdings Inc
(d)
239,200 3,256
Apparel - 0 .96%
PVH Corp 100,900 12,134
Automobile Parts & Equipment - 0 .70%
Visteon Corp
(d)
76,400 8,808
Banks - 9 .01%
Ameris Bancorp 213,000 10,573
Bancorp Inc/The
(d)
263,300 11,491
CVB Financial Corp 494,400 8,291
First Merchants Corp 198,200 6,701
FNB Corp/PA 1,068,996 14,089
Independent Bank Corp 20,220 1,134
Independent Bank Corp/MI 144,000 3,663
Pinnacle Financial Partners Inc 136,000 12,020
Popular Inc 123,600 10,562
Trustmark Corp 135,400 3,655
United Community Banks Inc/GA 340,350 9,305
Webster Financial Corp 111,422 5,513
Wintrust Financial Corp 170,000 16,487
$ 113,484
Biotechnology - 5 .45%
Bridgebio Pharma Inc
(d)
272,700 9,351
Cellectis SA ADR
(d)
345,733 1,037
Denali Therapeutics Inc
(d)
305,000 4,883
Immunocore Holdings PLC ADR
(d)
128,500 9,289
ImmunoGen Inc
(d)
329,700 9,667
Immunovant Inc
(d)
113,252 4,124
Insmed Inc
(d)
415,600 11,554
Intra-Cellular Therapies Inc
(d)
135,200 9,104
Iovance Biotherapeutics Inc
(d)
515,200 3,983
MacroGenics Inc
(d)
212,600 3,040
Olink Holding AB ADR
(d),(e)
105,976 2,594
$ 68,626
Building Materials - 3 .98%
Modine Manufacturing Co
(d)
282,500 19,518
Summit Materials Inc
(d)
356,100 12,884
Trex Co Inc
(d)
216,600 17,648
$ 50,050
Chemicals - 1 .16%
Arcadium Lithium PLC
(d)
962,856 4,708
Koppers Holdings Inc 192,600 9,850
$ 14,558
Commercial Services - 3 .66%
AMN Healthcare Services Inc
(d)
91,400 6,764
Cross Country Healthcare Inc
(d)
296,280 6,296
Flywire Corp
(d)
255,400 5,458
Huron Consulting Group Inc
(d)
76,800 7,951
ICF International Inc 71,100 9,886
Progyny Inc
(d)
253,600 9,660
$ 46,015
Computers - 4 .73%
ExlService Holdings Inc
(d)
505,600 15,815
Parsons Corp
(d)
216,754 14,121
Super Micro Computer Inc
(d)
31,700 16,789
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Varonis Systems Inc
(d)
286,700 $ 12,867
$ 59,592
Consumer Products - 0 .27%
Central Garden & Pet Co - A Shares
(d)
82,921 3,423
Distribution & Wholesale - 1 .37%
WESCO International Inc 99,600 17,283
Diversified Financial Services - 2 .39%
Encore Capital Group Inc
(d)
123,100 6,165
Janus Henderson Group PLC 168,500 4,846
Lazard Inc 115,300 4,494
Moelis & Co 70,000 3,848
Stifel Financial Corp 146,500 10,687
$ 30,040
Electric - 1 .86%
Brookfield Renewable Corp 327,800 9,152
Portland General Electric Co 348,500 14,264
$ 23,416
Electrical Components & Equipment - 1 .20%
EnerSys 157,500 15,052
Electronics - 3 .98%
Advanced Energy Industries Inc 119,200 12,418
Atkore Inc 104,600 15,955
Mirion Technologies Inc - Warrants
(d)
179,475 293
TD SYNNEX Corp 104,277 10,426
Vishay Intertechnology Inc 507,800 11,034
$ 50,126
Energy - Alternate Sources - 0 .31%
Array Technologies Inc
(d)
296,400 3,924
Engineering & Construction - 2 .43%
Dycom Industries Inc
(d)
153,800 17,179
MYR Group Inc
(d)
93,500 13,450
$ 30,629
Entertainment - 3 .29%
Caesars Entertainment Inc
(d)
196,200 8,607
Golden Entertainment Inc 298,700 11,464
TKO Group Holdings Inc 138,900 11,625
Vail Resorts Inc 43,500 9,657
$ 41,353
Food - 1 .30%
Performance Food Group Co
(d)
224,518 16,318
Gas - 1 .00%
Southwest Gas Holdings Inc 214,090 12,563
Hand & Machine Tools - 0 .68%
Regal Rexnord Corp 64,500 8,608
Healthcare - Products - 3 .08%
Castle Biosciences Inc
(d)
403,100 9,304
Exact Sciences Corp
(d)
146,600 9,588
Natera Inc
(d)
266,092 17,546
Nevro Corp
(d)
141,500 2,343
$ 38,781
Healthcare - Services - 2 .03%
Addus HomeCare Corp
(d)
122,600 10,617
LifeStance Health Group Inc
(d),(e)
925,100 5,532
RadNet Inc
(d)
253,300 9,365
$ 25,514
Home Builders - 1 .61%
Taylor Morrison Home Corp
(d)
387,900 20,225
Insurance - 3 .28%
CNO Financial Group Inc 308,466 8,384
Essent Group Ltd 151,400 8,351
Hanover Insurance Group Inc/The 93,293 12,316
Lincoln National Corp 96,200 2,641
Primerica Inc 41,100 9,624
$ 41,316
Internet - 0 .06%
Lulu's Fashion Lounge Holdings Inc
(d)
395,700 799

Schedule of Investments
SmallCap Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 1 .22%
Commercial Metals Co 293,300 $ 15,316
Leisure Products & Services - 0 .96%
Life Time Group Holdings Inc
(d)
678,300 9,021
Lindblad Expeditions Holdings Inc
(d)
330,200 3,051
$ 12,072
Lodging - 0 .00%
Sonder Holdings Inc
(d),(e)
17,809 46
Machinery - Diversified - 2 .01%
Chart Industries Inc
(d)
109,800 12,816
Zurn Elkay Water Solutions Corp 421,700 12,503
$ 25,319
Mining - 0 .07%
Piedmont Lithium Inc
(d)
56,500 863
Oil & Gas - 4 .83%
Chord Energy Corp 48,800 7,504
Civitas Resources Inc 212,400 13,766
Gulfport Energy Corp
(d)
106,400 13,502
Northern Oil & Gas Inc 218,700 7,326
Patterson-UTI Energy Inc 838,600 9,300
Valaris Ltd
(d)
152,900 9,460
$ 60,858
Oil & Gas Services - 0 .81%
ChampionX Corp 372,800 10,218
Packaging & Containers - 1 .13%
Graphic Packaging Holding Co 559,100 14,263
Pharmaceuticals - 2 .01%
BellRing Brands Inc
(d)
70,100 3,874
Collegium Pharmaceutical Inc
(d)
356,900 11,763
Dexcom Inc
(d)
79,700 9,672
$ 25,309
REITs - 6 .56%
Agree Realty Corp 261,800 15,606
Cousins Properties Inc 443,701 10,165
First Industrial Realty Trust Inc 332,540 17,132
Ladder Capital Corp 538,300 5,884
Pebblebrook Hotel Trust 1,290,636 19,643
Rexford Industrial Realty Inc 269,700 14,184
$ 82,614
Retail - 3 .98%
BJ's Wholesale Club Holdings Inc
(d)
196,051 12,614
Bloomin' Brands Inc 466,100 12,408
Caleres Inc 475,300 14,910
Portillo's Inc
(d)
308,000 4,232
Sally Beauty Holdings Inc
(d)
477,600 5,884
$ 50,048
Semiconductors - 2 .06%
Allegro MicroSystems Inc
(d)
364,000 9,442
Entegris Inc 92,940 10,939
SiTime Corp
(d)
51,900 5,531
$ 25,912
Software - 8 .37%
Aspen Technology Inc
(d)
24,416 4,688
Bentley Systems Inc 68,900 3,473
Concentrix Corp 92,966 8,262
DigitalOcean Holdings Inc
(d)
199,900 6,741
DoubleVerify Holdings Inc
(d)
243,400 9,738
Duolingo Inc
(d)
29,700 5,313
Jamf Holding Corp
(d)
201,300 3,732
Manhattan Associates Inc
(d)
67,200 16,300
Privia Health Group Inc
(d)
555,693 11,203
Progress Software Corp 137,700 7,823
Sophia Genetics SA
(d)
216,600 994
Sprout Social Inc
(d)
177,100 10,861
Verra Mobility Corp
(d)
677,300 16,194
$ 105,322
Telecommunications - 0 .62%
Credo Technology Group Holding Ltd
(d)
381,995 7,835
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .26%
Hub Group Inc
(d)
206,000 $ 9,328
Teekay Tankers Ltd 186,100 11,640
World Kinect Corp 330,257 7,454
$ 28,422
TOTAL COMMON STOCKS $ 1,247,050
Total Investments $ 1,267,154
Other Assets and Liabilities -  (0.65)% (8,236)
TOTAL NET ASSETS - 100.00% $ 1,258,918
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,209 or
0.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,015 or 0.32% of net assets.
Portfolio Summary
Sector Percent
Financial 21 .24%
Consumer, Non-cyclical 18 .94%
Industrial 18 .65%
Technology 15 .16%
Consumer, Cyclical 13 .13%
Energy 5 .95%
Utilities 2 .86%
Basic Materials 2 .45%
Money Market Funds 1 .59%
Communications 0 .68%
Other Assets and Liabilities
( 0 .65 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 27,136 $ 86,987 $ 98,228 $ 15,895
$ 27,136 $ 86,987 $ 98,228 $ 15,895
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 134 $ — $ — $ —
$ 134 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .81%
iShares Russell 2000 Growth ETF 13,400 $ 3,275
SPDR S&P Biotech ETF
(a)
176,944 15,470
$ 18,745
Money Market Funds - 4 .28%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(b),(c)
7,120,103 7,120
Principal Government Money Market Fund - Class
R-6 5.25%
(b),(c),(d)
92,183,850 92,184
$ 99,304
TOTAL INVESTMENT COMPANIES $ 118,049
COMMON STOCKS - 96 .20 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(e)
171 $ 3
Aerospace & Defense - 2 .67%
AAR Corp
(e)
113,768 6,919
AeroVironment Inc
(e)
67,823 8,182
Amprius Technologies Inc
(e)
636 3
Curtiss-Wright Corp 83,047 18,484
Eve Holding Inc
(e)
2,276 14
Hexcel Corp 117,553 7,804
Joby Aviation Inc
(a),(e)
11,792 64
Kratos Defense & Security Solutions Inc
(e)
496,329 8,403
Leonardo DRS Inc
(e)
606,253 11,767
Moog Inc 722 101
Redwire Corp
(e)
873 3
Rocket Lab USA Inc
(e)
35,065 170
$ 61,914
Agriculture - 0 .01%
Dole PLC 5,101 58
Ispire Technology Inc
(e)
2,524 28
Turning Point Brands Inc 2,118 51
Vector Group Ltd 3,151 33
Vital Farms Inc
(e)
3,821 55
$ 225
Airlines - 0 .16%
Allegiant Travel Co 204 16
Frontier Group Holdings Inc
(a),(e)
5,497 26
Sun Country Airlines Holdings Inc
(e)
272,280 3,706
$ 3,748
Apparel - 0 .05%
Hanesbrands Inc
(e)
29,487 133
Kontoor Brands Inc 7,071 414
Oxford Industries Inc 1,407 134
Rocky Brands Inc 57 2
Steven Madden Ltd 9,438 395
Torrid Holdings Inc
(e)
1,481 8
Wolverine World Wide Inc 8,889 74
$ 1,160
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
226 7
Fisker Inc
(e)
27,994 23
Wabash National Corp 5,782 146
Workhorse Group Inc
(e)
989 —
$ 176
Automobile Parts & Equipment - 0 .49%
Commercial Vehicle Group Inc
(e)
423 3
Cooper-Standard Holdings Inc
(e)
819 14
Dorman Products Inc
(e)
3,293 268
Douglas Dynamics Inc 2,812 71
Fox Factory Holding Corp
(e)
5,356 338
Gentherm Inc
(e)
4,109 198
indie Semiconductor Inc
(e)
781,209 4,741
Luminar Technologies Inc
(a),(e)
34,424 94
Miller Industries Inc/TN 88 4
SES AI Corp
(e)
1,345 2
Shyft Group Inc/The 4,253 46
Visteon Corp
(e)
32,396 3,735
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
XPEL Inc
(e)
34,364 $ 1,836
$ 11,350
Banks - 0 .98%
BancFirst Corp 376 33
Bancorp Inc/The
(e)
6,536 285
Bank of NT Butterfield & Son Ltd/The 429 13
Bank7 Corp 24 1
BayCom Corp 130 3
Burke & Herbert Financial Services Corp 58 3
Capital City Bank Group Inc 574 16
Citizens Financial Services Inc
(a)
88 5
City Holding Co 159 16
Coastal Financial Corp/WA
(e)
1,316 53
Esquire Financial Holdings Inc 751 37
First BanCorp/Puerto Rico 1,883 31
First Financial Bankshares Inc 16,389 512
Five Star Bancorp 772 18
Lakeland Financial Corp 204 14
Metropolitan Bank Holding Corp
(e)
103 5
MVB Financial Corp 118 3
NBT Bancorp Inc 503 18
Pathward Financial Inc 1,096 57
Plumas Bancorp 85 3
Popular Inc 38,700 3,307
Prosperity Bancshares Inc 280,877 17,951
ServisFirst Bancshares Inc 2,166 145
Stellar Bancorp Inc 306 8
Stock Yards Bancorp Inc 2,965 147
Third Coast Bancshares Inc
(e)
114 2
Westamerica BanCorp 954 46
$ 22,732
Beverages - 0 .27%
BRC Inc
(a),(e)
4,537 17
Celsius Holdings Inc
(e)
91,875 4,584
Coca-Cola Consolidated Inc 601 518
Duckhorn Portfolio Inc/The
(e)
1,072 9
MGP Ingredients Inc 1,978 168
National Beverage Corp
(e)
2,958 137
Primo Water Corp 2,734 40
Vita Coco Co Inc/The
(e)
3,577 70
Westrock Coffee Co
(e)
3,559 37
Zevia PBC
(e)
334,069 568
$ 6,148
Biotechnology - 9 .27%
4D Molecular Therapeutics Inc
(e)
315 5
89bio Inc
(e)
8,033 80
ACADIA Pharmaceuticals Inc
(e)
442,573 11,467
Actinium Pharmaceuticals Inc
(a),(e)
3,685 20
ADMA Biologics Inc
(e)
14,131 73
Aerovate Therapeutics Inc
(e)
1,604 31
Agenus Inc
(e)
8,840 6
Akero Therapeutics Inc
(e)
161,494 3,490
Aldeyra Therapeutics Inc
(e)
6,641 21
Alpine Immune Sciences Inc
(e)
2,163 58
Amicus Therapeutics Inc
(e)
35,706 444
AnaptysBio Inc
(e)
1,915 45
Anavex Life Sciences Corp
(a),(e)
9,069 54
ANI Pharmaceuticals Inc
(e)
1,381 77
Apogee Therapeutics Inc
(a),(e)
1,175 39
Arbutus Biopharma Corp
(e)
11,237 27
Arcellx Inc
(e)
4,805 297
Arcturus Therapeutics Holdings Inc
(e)
249 8
Arcus Biosciences Inc
(e)
2,156 33
Arcutis Biotherapeutics Inc
(a),(e)
9,944 58
Ardelyx Inc
(e)
18,966 166
Arrowhead Pharmaceuticals Inc
(e)
14,603 469
ARS Pharmaceuticals Inc
(e)
634 4
Astria Therapeutics Inc
(e)
3,653 48
Atara Biotherapeutics Inc
(e)
1,123 1

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Aurinia Pharmaceuticals Inc
(e)
17,112 $ 129
Avid Bioservices Inc
(e)
7,833 53
Axsome Therapeutics Inc
(e)
4,465 402
Beam Therapeutics Inc
(e)
8,220 201
BioCryst Pharmaceuticals Inc
(e)
18,063 96
Biomea Fusion Inc
(a),(e)
2,503 45
BioVie Inc
(e)
428 —
Blueprint Medicines Corp
(e)
299,280 23,802
Bridgebio Pharma Inc
(e)
387,454 13,287
Cabaletta Bio Inc
(a),(e)
3,801 78
Cartesian Therapeutics Inc
(e)
3,555 3
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
3,555 1
Cassava Sciences Inc
(a),(e)
4,999 120
Celldex Therapeutics Inc
(e)
1,507 53
Cerevel Therapeutics Holdings Inc
(e)
8,771 367
CG oncology Inc
(e)
120,053 4,473
Chinook Therapeutics Inc - Contingent Value
Rights
(e),(f)
1,785 1
Cogent Biosciences Inc
(e)
6,219 28
Compass Therapeutics Inc
(e)
1,090 1
Crinetics Pharmaceuticals Inc
(e)
1,353 49
Cue Biopharma Inc
(e)
4,525 12
Cymabay Therapeutics Inc
(e)
320,507 7,535
Cytek Biosciences Inc
(e)
15,235 115
Cytokinetics Inc
(e)
139,189 10,875
Day One Biopharmaceuticals Inc
(e)
7,147 108
Deciphera Pharmaceuticals Inc
(e)
288,106 4,125
Denali Therapeutics Inc
(e)
14,835 237
Disc Medicine Inc
(e)
59,854 3,935
Dynavax Technologies Corp
(e)
13,735 177
Dyne Therapeutics Inc
(e)
1,616 35
Evolus Inc
(e)
5,206 66
EyePoint Pharmaceuticals Inc
(e)
1,808 49
Genelux Corp
(a),(e)
584 6
Geron Corp
(e)
48,666 90
Guardant Health Inc
(e)
123,999 2,719
Halozyme Therapeutics Inc
(e)
205,751 6,965
Harvard Bioscience Inc
(e)
5,780 25
HilleVax Inc
(e)
782 11
Humacyte Inc
(e)
7,624 25
Ideaya Biosciences Inc
(e)
4,856 211
ImmunityBio Inc
(a),(e)
13,648 46
ImmunoGen Inc
(e)
117,231 3,437
Immunovant Inc
(e)
89,946 3,275
Inhibrx Inc
(e)
2,834 109
Innoviva Inc
(e)
721 12
Insmed Inc
(e)
501,137 13,932
Intellia Therapeutics Inc
(e)
115,203 2,744
Intra-Cellular Therapies Inc
(e)
240,283 16,180
Janux Therapeutics Inc
(e)
16 —
Karuna Therapeutics Inc
(e)
35,514 11,131
Karyopharm Therapeutics Inc
(e)
14,239 11
Keros Therapeutics Inc
(e)
2,803 155
Krystal Biotech Inc
(e)
2,714 302
Kymera Therapeutics Inc
(e)
4,775 157
Legend Biotech Corp ADR
(e)
79,252 4,364
Lexicon Pharmaceuticals Inc
(a),(e)
5,114 10
Ligand Pharmaceuticals Inc
(e)
355 26
Lineage Cell Therapeutics Inc
(e)
18,916 18
Liquidia Corp
(e)
4,198 54
MacroGenics Inc
(e)
2,304 33
MeiraGTx Holdings plc
(e)
3,422 21
Merrimack Pharmaceuticals Inc
(e)
1,492 20
Mersana Therapeutics Inc
(e)
8,505 27
Mineralys Therapeutics Inc
(a),(e)
474 5
MoonLake Immunotherapeutics
(a),(e)
66,300 3,705
Mural Oncology PLC
(e)
2,086 9
NeoGenomics Inc
(e)
1,561,826 23,193
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Neumora Therapeutics Inc
(a),(e)
851 $ 13
Novavax Inc
(a),(e)
9,775 39
Nuvalent Inc
(e)
3,324 250
Omega Therapeutics Inc
(a),(e)
3,065 11
Omeros Corp
(a),(e)
3,861 12
OmniAb Operations Inc
(e)
95 —
OmniAb Operations Inc
(e)
95 —
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
975 3
PDS Biotechnology Corp
(a),(e)
3,986 21
PepGen Inc
(e)
346 3
Phathom Pharmaceuticals Inc
(e)
1,066 7
Pliant Therapeutics Inc
(a),(e)
7,127 128
Prime Medicine Inc
(a),(e)
4,961 31
ProKidney Corp
(e)
1,283 2
Prothena Corp PLC
(e)
5,289 150
PTC Therapeutics Inc
(e)
7,292 190
RAPT Therapeutics Inc
(e)
2,791 69
RayzeBio Inc
(e)
1,132 70
Replimune Group Inc
(e)
153,139 1,188
REVOLUTION Medicines Inc
(e)
13,381 371
Rigel Pharmaceuticals Inc
(e)
19,961 23
Rocket Pharmaceuticals Inc
(e)
6,955 200
Sage Therapeutics Inc
(e)
6,242 160
Sana Biotechnology Inc
(e)
816 4
Savara Inc
(e)
894 4
Scilex Holding Co
(e)
1,010 2
SpringWorks Therapeutics Inc
(e)
8,424 372
Syndax Pharmaceuticals Inc
(e)
6,923 142
Tela Bio Inc
(e)
2,035 14
Terns Pharmaceuticals Inc
(e)
4,033 21
TG Therapeutics Inc
(e)
17,343 282
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
Travere Therapeutics Inc
(e)
470,308 4,200
Turnstone Biologics Corp
(e)
322 1
Tyra Biosciences Inc
(a),(e)
618 8
Ultragenyx Pharmaceutical Inc
(e)
221,397 9,766
UroGen Pharma Ltd
(e)
2,778 44
Vaxxinity Inc
(e)
7,178 5
Ventyx Biosciences Inc
(e)
5,884 12
Vera Therapeutics Inc
(e)
2,049 75
Vericel Corp
(e)
6,002 258
Viking Therapeutics Inc
(e)
262,885 6,346
Vir Biotechnology Inc
(e)
35,963 338
Viridian Therapeutics Inc
(e)
222,205 4,277
X4 Pharmaceuticals Inc
(e)
7,568 6
Xencor Inc
(e)
3,950 74
Xenon Pharmaceuticals Inc
(e)
114,452 5,175
Zentalis Pharmaceuticals Inc
(e)
7,278 86
$ 214,960
Building Materials - 1 .84%
AAON Inc 8,534 599
American Woodmark Corp
(e)
133 12
Apogee Enterprises Inc 1,085 57
AZEK Co Inc/The
(e)
472,424 18,217
Gibraltar Industries Inc
(e)
2,144 173
Griffon Corp 3,135 183
LSI Industries Inc 2,658 36
Masonite International Corp
(e)
2,795 257
Modine Manufacturing Co
(e)
4,134 286
PGT Innovations Inc
(e)
7,136 294
Simpson Manufacturing Co Inc 5,390 976
SPX Technologies Inc
(e)
151,440 15,241
Summit Materials Inc
(e)
174,000 6,295
UFP Industries Inc 1,140 129
$ 42,755

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 1 .72%
American Vanguard Corp 574 $ 6
Arcadium Lithium PLC
(a),(e)
128,790 630
Balchem Corp 4,024 564
Cabot Corp 6,970 502
Codexis Inc
(e)
996 3
Ecovyst Inc
(e)
2,837 26
Element Solutions Inc 434,422 9,657
Hawkins Inc 2,405 160
HB Fuller Co 187,581 14,213
Ingevity Corp
(e)
4,585 200
Innospec Inc 2,762 321
Lightwave Logic Inc
(e)
14,526 63
Oil-Dri Corp of America 162 10
Orion SA 6,955 156
Quaker Chemical Corp 67,711 12,861
Rogers Corp
(e)
1,587 183
Sensient Technologies Corp 5,287 328
Stepan Co 354 32
$ 39,915
Coal - 0 .00%
Alpha Metallurgical Resources Inc 99 39
Commercial Services - 5 .94%
2U Inc
(e)
671 1
AirSculpt Technologies Inc
(a),(e)
1,427 10
Alarm.com Holdings Inc
(e)
6,023 366
Alta Equipment Group Inc 2,887 31
AMN Healthcare Services Inc
(e)
4,782 354
API Group Corp
(e)
17,675 557
Arlo Technologies Inc
(e)
9,945 88
Barrett Business Services Inc 763 86
Bright Horizons Family Solutions Inc
(e)
250,830 24,644
Brink's Co/The 5,802 469
Cadiz Inc
(e)
5,100 14
Carriage Services Inc 1,673 41
Cass Information Systems Inc 1,471 63
CBIZ Inc
(e)
6,026 384
Chegg Inc
(e)
12,360 122
Cimpress PLC
(e)
1,265 95
Cipher Mining Inc
(a),(e)
321 1
Cleanspark Inc
(a),(e)
2,520 20
CompoSecure Inc
(e)
1,844 9
CorVel Corp
(e)
1,096 258
Coursera Inc
(e)
16,367 313
CPI Card Group Inc
(e)
537 10
CRA International Inc 838 90
Cross Country Healthcare Inc
(e)
690 15
Custom Truck One Source Inc
(e)
7,153 47
Distribution Solutions Group Inc
(e)
1,111 35
European Wax Center Inc
(e)
280,065 4,157
EVERTEC Inc 8,186 329
First Advantage Corp 340,836 5,580
FiscalNote Holdings Inc
(e)
1,495 2
Flywire Corp
(e)
413,287 8,832
Forrester Research Inc
(e)
1,464 37
Franklin Covey Co
(e)
1,434 58
FTI Consulting Inc
(e)
93,035 17,826
Hackett Group Inc/The 2,864 66
Healthcare Services Group Inc
(e)
8,930 84
Herc Holdings Inc 51,208 7,553
HireQuest Inc 675 9
Huron Consulting Group Inc
(e)
2,395 248
I3 Verticals Inc
(e)
2,803 52
ICF International Inc 2,350 327
Information Services Group Inc 2,388 10
Insperity Inc 4,462 512
Kforce Inc 2,408 165
Laureate Education Inc 13,961 176
Legalzoom.com Inc
(e)
14,884 153
Marathon Digital Holdings Inc
(a),(e)
26,767 475
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Marqeta Inc
(e)
7,973 $ 48
Matthews International Corp 978 32
Medifast Inc 1,334 73
Mister Car Wash Inc
(a),(e)
1,564,747 12,987
National Research Corp 1,773 70
Payoneer Global Inc
(e)
33,333 156
Performant Financial Corp
(e)
7,180 20
Priority Technology Holdings Inc
(e)
2,273 8
PROG Holdings Inc
(e)
1,070 33
Progyny Inc
(e)
9,975 380
Remitly Global Inc
(e)
16,724 287
Rent the Runway Inc
(e)
346 —
Rentokil Initial PLC ADR 352,831 9,191
Riot Platforms Inc
(e)
16,681 182
Sabre Corp
(e)
10,399 43
Shift4 Payments Inc
(e)
260,088 18,677
SoundThinking Inc
(e)
1,366 28
SP Plus Corp
(e)
2,431 126
Sterling Check Corp
(a),(e)
189 3
StoneCo Ltd
(e)
22,233 382
Stride Inc
(e)
5,339 320
Target Hospitality Corp
(e)
3,914 38
Transcat Inc
(e)
1,015 112
TriNet Group Inc
(e)
57,943 6,588
Udemy Inc
(e)
11,037 150
Universal Technical Institute Inc
(e)
718 10
Upbound Group Inc 6,521 216
Viad Corp
(e)
2,529 84
WEX Inc
(e)
61,481 12,566
ZipRecruiter Inc
(e)
8,507 118
$ 137,702
Computers - 2 .26%
ASGN Inc
(e)
1,565 145
Cantaloupe Inc
(e)
4,874 33
Corsair Gaming Inc
(e)
4,640 59
Cricut Inc 6,025 32
ExlService Holdings Inc
(e)
20,328 636
Grid Dynamics Holdings Inc
(e)
5,627 73
Insight Enterprises Inc
(e)
3,612 667
Integral Ad Science Holding Corp
(e)
5,974 87
Maximus Inc 7,661 622
Mitek Systems Inc
(e)
5,061 64
NextNav Inc
(e)
7,313 30
OneSpan Inc
(e)
4,648 48
PAR Technology Corp
(e)
263 12
Parsons Corp
(e)
2,342 153
PlayAGS Inc
(e)
4,631 40
Presto Automation Inc
(e)
556 —
Qualys Inc
(e)
4,670 883
Rapid7 Inc
(e)
109,089 6,003
Rimini Street Inc
(e)
7,457 24
Super Micro Computer Inc
(e)
34,970 18,521
Tenable Holdings Inc
(e)
248,020 11,682
Thoughtworks Holding Inc
(e)
11,687 55
TTEC Holdings Inc 2,409 49
Varonis Systems Inc
(e)
277,544 12,456
Velo3D Inc
(e)
12,508 4
$ 52,378
Consumer Products - 0 .02%
Bright Green Corp
(e)
7,126 2
WD-40 Co 1,708 442
$ 444
Cosmetics & Personal Care - 0 .06%
Beauty Health Co/The
(e)
10,289 30
elf Beauty Inc
(e)
6,788 1,083
Inter Parfums Inc 2,302 320
$ 1,433

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .63%
EVI Industries Inc 499 $ 12
Global Industrial Co 1,280 55
H&E Equipment Services Inc 4,035 217
Hudson Technologies Inc
(e)
893 11
MRC Global Inc
(e)
3,588 38
SiteOne Landscape Supply Inc
(e)
92,247 14,257
ThredUp Inc
(e)
1,185 2
$ 14,592
Diversified Financial Services - 2 .87%
AlTi Global Inc
(e)
3,068 19
Artisan Partners Asset Management Inc 5,597 235
AssetMark Financial Holdings Inc
(e)
2,738 84
Atlanticus Holdings Corp
(e)
34 1
B Riley Financial Inc
(a)
2,552 60
BGC Group Inc 21,467 152
Bit Digital Inc
(a),(e)
1,377 4
Brightsphere Investment Group Inc 1,594 35
Brookfield Business Corp 3,247 75
Cohen & Steers Inc 3,251 229
Columbia Financial Inc
(e)
1,532 28
Diamond Hill Investment Group Inc 333 53
Federal Agricultural Mortgage Corp 191 36
FTAI Aviation Ltd 246,784 13,314
GCM Grosvenor Inc 4,647 40
Hamilton Lane Inc 2,716 315
Hannon Armstrong Sustainable Infrastructure
Capital Inc
1,012 24
Houlihan Lokey Inc 175,849 21,063
International Money Express Inc
(e)
4,024 83
LendingTree Inc
(e)
32,661 1,056
Moelis & Co 133,292 7,327
NerdWallet Inc
(e)
4,141 63
OppFi Inc
(e)
142 —
Pagseguro Digital Ltd
(e)
15,213 196
Paysign Inc
(e)
4,105 13
PennyMac Financial Services Inc 227 20
Perella Weinberg Partners 5,282 62
Piper Sandler Cos 1,791 311
PJT Partners Inc 2,984 287
Regional Management Corp 127 3
Silvercrest Asset Management Group Inc 1,345 22
StepStone Group Inc 323,850 10,833
Stifel Financial Corp 134,943 9,844
StoneX Group Inc
(e)
416 27
Upstart Holdings Inc
(a),(e)
9,190 292
Victory Capital Holdings Inc 3,031 102
Virtus Investment Partners Inc 125 29
WisdomTree Inc 17,452 118
World Acceptance Corp
(e)
34 4
$ 66,459
Electric - 0 .09%
Ameresco Inc
(e)
66,520 1,359
FTC Solar Inc
(e)
6,635 3
Genie Energy Ltd 1,384 26
MGE Energy Inc 2,306 149
Ormat Technologies Inc 4,304 278
Otter Tail Corp 2,752 249
PNM Resources Inc 1,085 39
Unitil Corp 652 31
$ 2,134
Electrical Components & Equipment - 1 .32%
Belden Inc 3,288 244
Blink Charging Co
(a),(e)
4,678 11
Energizer Holdings Inc 8,979 284
EnerSys 4,823 461
Littelfuse Inc 33,479 8,099
Novanta Inc
(e)
67,241 10,391
Universal Display Corp 65,516 11,123
$ 30,613
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .38%
Advanced Energy Industries Inc 4,722 $ 492
Akoustis Technologies Inc
(e)
8,165 5
Allient Inc 1,570 44
Atkore Inc 4,755 725
Atmus Filtration Technologies Inc
(e)
1,444 32
Badger Meter Inc 3,702 533
Bel Fuse Inc 97 7
Charge Enterprises Inc
(e)
21,733 3
Coherent Corp
(e)
65,182 3,099
CTS Corp 3,883 159
Enovix Corp
(a),(e)
17,416 162
ESCO Technologies Inc 1,845 188
Evolv Technologies Holdings Inc
(a),(e)
2,640 12
FARO Technologies Inc
(e)
185 4
Itron Inc
(e)
533 38
Kimball Electronics Inc
(e)
809 19
Mesa Laboratories Inc 639 59
MicroVision Inc
(a),(e)
23,704 56
Napco Security Technologies Inc
(a)
66,904 2,325
NEXTracker Inc
(e)
321,298 14,545
NVE Corp 534 43
OSI Systems Inc
(e)
2,025 259
Plexus Corp
(e)
3,057 290
Sanmina Corp
(e)
418 25
SKYX Platforms Corp
(e)
7,882 12
Stoneridge Inc
(e)
620 11
Vicor Corp
(e)
2,764 104
Woodward Inc 63,703 8,776
$ 32,027
Energy - Alternate Sources - 0 .04%
Array Technologies Inc
(e)
19,053 252
Enviva Inc 4,401 2
Eos Energy Enterprises Inc
(a),(e)
12,179 14
Fluence Energy Inc
(e)
7,357 146
Green Plains Inc
(e)
1,450 30
Maxeon Solar Technologies Ltd
(a),(e)
2,809 13
Montauk Renewables Inc
(e)
8,424 58
REX American Resources Corp
(e)
563 23
Shoals Technologies Group Inc
(e)
21,578 284
Sunnova Energy International Inc
(a),(e)
6,465 68
SunPower Corp
(a),(e)
11,045 34
TPI Composites Inc
(a),(e)
5,905 16
$ 940
Engineering & Construction - 1 .73%
Bowman Consulting Group Ltd
(e)
1,369 43
Comfort Systems USA Inc 69,235 15,056
Concrete Pumping Holdings Inc
(e)
1,874 15
Construction Partners Inc
(e)
5,055 230
Dycom Industries Inc
(e)
3,606 403
Exponent Inc 52,561 4,636
Fluor Corp
(e)
16,692 629
Frontdoor Inc
(e)
10,191 334
Granite Construction Inc 753 34
IES Holdings Inc
(e)
1,014 83
INNOVATE Corp
(e)
1,438 1
Iteris Inc
(e)
2,906 14
Limbach Holdings Inc
(e)
209 9
MYR Group Inc
(e)
2,059 296
NV5 Global Inc
(e)
84,933 8,908
Primoris Services Corp 429 14
Southland Holdings Inc
(e)
22 —
Sterling Infrastructure Inc
(e)
3,277 246
TopBuild Corp
(e)
25,047 9,246
$ 40,197
Entertainment - 0 .91%
Accel Entertainment Inc
(e)
6,704 69
Atlanta Braves Holdings Inc - A shares
(a),(e)
1,220 53
Atlanta Braves Holdings Inc - C shares
(e)
5,681 229
Bally's Corp
(e)
2,299 26

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Churchill Downs Inc 134,108 $ 16,223
Cinemark Holdings Inc
(e)
11,551 160
Everi Holdings Inc
(e)
6,673 69
Golden Entertainment Inc 2,514 97
IMAX Corp
(e)
5,653 79
International Game Technology PLC 13,646 354
Light & Wonder Inc
(e)
32,055 2,577
Lions Gate Entertainment Corp - A shares
(e)
4,980 52
Lions Gate Entertainment Corp - B shares
(e)
10,288 100
Loop Media Inc
(e)
4,306 3
Madison Square Garden Entertainment Corp
(e)
4,257 142
Monarch Casino & Resort Inc 1,694 117
RCI Hospitality Holdings Inc 1,099 68
Red Rock Resorts Inc 3,209 175
Rush Street Interactive Inc
(e)
8,114 42
SeaWorld Entertainment Inc
(e)
4,341 214
Six Flags Entertainment Corp
(e)
7,232 182
Super Group SGHC Ltd
(e)
17,283 54
$ 21,085
Environmental Control - 2 .47%
374Water Inc
(a),(e)
7,758 9
Casella Waste Systems Inc
(e)
148,736 12,693
Energy Recovery Inc
(e)
7,030 109
LanzaTech Global Inc
(a),(e)
2,594 11
Montrose Environmental Group Inc
(e)
207,786 6,070
Pure Cycle Corp
(e)
2,788 27
PureCycle Technologies Inc
(a),(e)
3,158 12
Tetra Tech Inc 62,269 9,850
Waste Connections Inc 182,761 28,376
$ 57,157
Food - 1 .67%
Beyond Meat Inc
(a),(e)
7,484 49
Calavo Growers Inc 2,143 56
Cal-Maine Foods Inc 4,821 267
Chefs' Warehouse Inc/The
(e)
357,963 11,391
Fresh Market Inc - Escrow
(e),(f)
9,211 —
Grocery Outlet Holding Corp
(e)
282,440 6,999
J & J Snack Foods Corp 1,885 300
John B Sanfilippo & Son Inc 1,112 119
Krispy Kreme Inc 3,503 47
Lancaster Colony Corp 2,449 450
Mission Produce Inc
(e)
841 8
Nathan's Famous Inc 363 26
Simply Good Foods Co/The
(e)
376,989 14,250
Sprouts Farmers Market Inc
(e)
12,806 645
SunOpta Inc
(e)
10,862 65
TreeHouse Foods Inc
(e)
784 33
Utz Brands Inc 230,115 4,073
$ 38,778
Food Service - 0 .01%
Sovos Brands Inc
(e)
6,933 153
Forest Products & Paper - 0 .01%
Sylvamo Corp 4,493 209
Gas - 0 .02%
Brookfield Infrastructure Corp 1,574 55
Chesapeake Utilities Corp 1,709 173
New Jersey Resources Corp 6,365 260
RGC Resources Inc 117 2
$ 490
Hand & Machine Tools - 0 .58%
Cadre Holdings Inc 2,410 82
Enerpac Tool Group Corp 6,855 214
Franklin Electric Co Inc 5,803 547
MSA Safety Inc 76,365 12,602
$ 13,445
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 7 .86%
Accuray Inc
(e)
11,247 $ 29
Adaptive Biotechnologies Corp
(e)
10,524 39
Akoya Biosciences Inc
(e)
2,915 15
Alphatec Holdings Inc
(e)
209,270 3,367
Artivion Inc
(e)
754 13
AtriCure Inc
(e)
375,428 12,787
Atrion Corp 172 58
Avita Medical Inc
(e)
3,147 53
Axogen Inc
(e)
5,098 49
Axonics Inc
(e)
6,237 423
BioLife Solutions Inc
(e)
3,981 68
Bio-Techne Corp 88,676 6,236
Bruker Corp 183,970 13,156
Castle Biosciences Inc
(e)
1,363 31
Cerus Corp
(e)
22,284 40
ClearPoint Neuro Inc
(e)
3,071 21
CONMED Corp 3,838 367
Cutera Inc
(a),(e)
248 1
CVRx Inc
(a),(e)
120,374 3,024
Embecta Corp 778 13
Establishment Labs Holdings Inc
(a),(e)
259,986 10,009
Glaukos Corp
(e)
5,947 529
Haemonetics Corp
(e)
13,565 1,037
Inari Medical Inc
(e)
353,725 20,145
InfuSystem Holdings Inc
(e)
2,443 23
Inmode Ltd
(e)
9,708 230
iRadimed Corp
(a)
907 38
iRhythm Technologies Inc
(e)
99,034 11,862
KORU Medical Systems Inc
(e)
4,223 9
Lantheus Holdings Inc
(e)
9,987 519
LeMaitre Vascular Inc 2,452 142
LivaNova PLC
(e)
136,221 6,631
MaxCyte Inc
(e)
725 4
Merit Medical Systems Inc
(e)
110,296 8,636
NanoString Technologies Inc
(e)
7,297 3
Natera Inc
(e)
190,967 12,592
Nevro Corp
(e)
1,726 29
Omnicell Inc
(e)
2,774 89
Orchestra BioMed Holdings Inc
(e)
1,832 13
Orthofix Medical Inc
(e)
217,896 3,027
OrthoPediatrics Corp
(e)
188,480 4,923
Pacific Biosciences of California Inc
(e)
17,436 113
Paragon 28 Inc
(e)
5,488 70
Patterson Cos Inc 2,277 68
PROCEPT BioRobotics Corp
(e)
264,567 12,249
Pulmonx Corp
(e)
4,604 61
Pulse Biosciences Inc
(e)
490 4
Quanterix Corp
(e)
384,518 8,494
Repligen Corp
(e)
47,201 8,940
RxSight Inc
(e)
3,558 162
Sanara Medtech Inc
(e)
550 19
Semler Scientific Inc
(e)
655 29
SI-BONE Inc
(e)
471,117 9,522
Silk Road Medical Inc
(e)
4,818 73
Soleno Therapeutics Inc
(e)
70,696 3,277
STAAR Surgical Co
(e)
6,111 171
Surmodics Inc
(e)
1,688 59
Tactile Systems Technology Inc
(e)
2,911 44
TransMedics Group Inc
(e)
149,074 12,786
Treace Medical Concepts Inc
(e)
417,042 5,622
UFP Technologies Inc
(e)
887 149
Utah Medical Products Inc 407 32
Vicarious Surgical Inc
(e)
3,909 2
Zynex Inc
(a),(e)
2,599 31
$ 182,257
Healthcare - Services - 2 .31%
Accolade Inc
(e)
661,695 7,491
Addus HomeCare Corp
(e)
912 79
Agiliti Inc
(e)
3,694 26

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
agilon health Inc
(e)
288,756 $ 1,701
Apollo Medical Holdings Inc
(e)
5,391 187
Aveanna Healthcare Holdings Inc
(e)
1,679 4
BrightSpring Health Services Inc
(a),(e)
412,739 4,548
Cano Health Inc
(a),(e)
21 —
DocGo Inc
(e)
324,749 1,201
Encompass Health Corp 179,167 12,728
Ensign Group Inc/The 6,860 777
HealthEquity Inc
(e)
193,431 14,619
Innovage Holding Corp
(e)
2,379 13
Invitae Corp
(a),(e)
32,386 13
Joint Corp/The
(e)
2,027 20
LifeStance Health Group Inc
(a),(e)
511,142 3,057
ModivCare Inc
(e)
1,565 62
Nano-X Imaging Ltd
(a),(e)
581 3
Oscar Health Inc
(e)
1,527 19
P3 Health Partners Inc
(a),(e)
5,015 6
Pennant Group Inc/The
(e)
3,573 54
Quipt Home Medical Corp
(e)
5,155 24
RadNet Inc
(e)
164,649 6,087
Select Medical Holdings Corp 13,052 339
Surgery Partners Inc
(e)
8,620 265
US Physical Therapy Inc 1,855 171
Viemed Healthcare Inc
(e)
4,308 35
$ 53,529
Home Builders - 1 .07%
Cavco Industries Inc
(e)
1,100 365
Dream Finders Homes Inc
(e)
1,224 40
Green Brick Partners Inc
(e)
1,038 54
Installed Building Products Inc 22,752 4,433
LCI Industries 1,158 129
LGI Homes Inc
(e)
224 27
Meritage Homes Corp 60,070 9,948
Skyline Champion Corp
(e)
144,422 9,890
$ 24,886
Home Furnishings - 0 .71%
Arhaus Inc
(e)
391,931 4,582
iRobot Corp
(a),(e)
3,099 42
Lovesac Co/The
(e)
1,795 41
SharkNinja Inc 183,329 8,565
Sleep Number Corp
(e)
1,617 17
Sonos Inc
(e)
15,981 249
Vizio Holding Corp
(e)
432,889 3,030
$ 16,526
Insurance - 2 .02%
AMERISAFE Inc 1,260 63
BRP Group Inc
(e)
257,544 5,779
Crawford & Co 2,064 25
eHealth Inc
(e)
1,175 8
F&G Annuities & Life Inc 131 6
Fidelis Insurance Holdings Ltd
(e)
462 6
Goosehead Insurance Inc
(e)
2,710 209
Hamilton Insurance Group Ltd
(e)
249,667 3,767
HCI Group Inc 809 73
Investors Title Co 26 4
Kingsway Financial Services Inc
(e)
1,371 12
Kinsale Capital Group Inc 21,568 8,575
Lemonade Inc
(e)
1,204 19
NMI Holdings Inc
(e)
923 29
Palomar Holdings Inc
(e)
131,186 7,854
RLI Corp 68,971 9,406
Ryan Specialty Holdings Inc
(e)
59,740 2,588
Selective Insurance Group Inc 7,564 793
SiriusPoint Ltd
(e)
834 10
Skyward Specialty Insurance Group Inc
(e)
241,436 7,509
Tiptree Inc 827 16
Trupanion Inc
(a),(e)
4,979 135
Universal Insurance Holdings Inc 667 11
$ 46,897
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 2 .33%
Cargurus Inc
(e)
12,304 $ 286
CarParts.com Inc
(e)
7,763 21
Cars.com Inc
(e)
8,408 146
Cogent Communications Holdings Inc 205,134 15,836
Couchbase Inc
(e)
4,357 109
Entravision Communications Corp 7,569 30
ePlus Inc
(e)
189 14
Eventbrite Inc
(e)
8,838 74
EverQuote Inc
(e)
2,487 31
Figs Inc
(e)
14,309 82
Gambling.com Group Ltd
(e)
2,180 20
Grindr Inc
(e)
5,142 45
HealthStream Inc 1,240 33
Hims & Hers Health Inc
(e)
15,367 132
Liquidity Services Inc
(e)
1,705 30
Magnite Inc
(e)
7,165 63
MediaAlpha Inc
(e)
2,349 30
Mondee Holdings Inc
(a),(e)
4,904 11
Nerdy Inc
(e)
8,923 27
Nextdoor Holdings Inc
(e)
12,390 19
Open Lending Corp
(e)
11,609 85
Opendoor Technologies Inc
(e)
3,706 13
OptimizeRx Corp
(e)
2,033 29
Perficient Inc
(e)
41,456 2,825
Pinterest Inc
(e)
487,099 18,252
Q2 Holdings Inc
(e)
152,374 6,484
QuinStreet Inc
(e)
6,551 83
Revolve Group Inc
(e)
5,163 74
Rover Group Inc
(e)
11,480 126
Shutterstock Inc 3,080 145
Solo Brands Inc
(a),(e)
1,823 5
Sprinklr Inc
(e)
13,266 166
Squarespace Inc
(e)
1,914 59
Stitch Fix Inc
(e)
5,823 19
TechTarget Inc
(e)
3,186 109
Tucows Inc
(e)
502 12
Upwork Inc
(e)
15,624 214
Vivid Seats Inc
(e)
1,024 6
Wayfair Inc
(e)
157,000 7,889
Yelp Inc
(e)
8,364 366
Ziff Davis Inc
(e)
1,323 89
$ 54,089
Investment Companies - 0 .13%
Trinity Capital Inc 218,256 3,027
Iron & Steel - 0 .81%
ATI Inc
(e)
176,899 7,230
Carpenter Technology Corp 188,701 11,622
$ 18,852
Leisure Products & Services - 0 .58%
Acushnet Holdings Corp 3,867 245
Bowlero Corp
(a)
2,052 22
Camping World Holdings Inc 5,260 131
Clarus Corp 541,420 3,206
Dragonfly Energy Holdings Corp
(e)
3,096 1
Escalade Inc 50 1
Global Business Travel Group I
(a),(e)
4,631 27
Life Time Group Holdings Inc
(e)
500,454 6,656
Lindblad Expeditions Holdings Inc
(e)
233 2
Livewire Group Inc
(e)
2,738 27
Malibu Boats Inc
(e)
1,578 66
Marine Products Corp
(a)
1,058 11
MasterCraft Boat Holdings Inc
(e)
2,135 41
OneSpaWorld Holdings Ltd
(e)
208,734 2,845
Virgin Galactic Holdings Inc
(a),(e)
23,176 41
Xponential Fitness Inc
(e)
2,704 30
$ 13,352

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .46%
Century Casinos Inc
(e)
2,981 $ 11
Full House Resorts Inc
(e)
4,055 19
Hilton Grand Vacations Inc
(e)
256,093 10,679
$ 10,709
Machinery - Construction & Mining - 0 .03%
Babcock & Wilcox Enterprises Inc
(e)
650 1
Bloom Energy Corp
(a),(e)
24,249 274
Hyster-Yale Materials Handling Inc 1,382 91
NuScale Power Corp
(a),(e)
7,745 22
Terex Corp 4,843 298
Transphorm Inc
(e)
3,693 18
$ 704
Machinery - Diversified - 2 .18%
Alamo Group Inc 1,269 269
Albany International Corp 3,418 304
Applied Industrial Technologies Inc 4,856 857
Cactus Inc 239,612 10,168
Chart Industries Inc
(e)
71,665 8,365
CSW Industrials Inc 1,938 410
Esab Corp 114,884 9,879
Gorman-Rupp Co/The 721 24
GrafTech International Ltd 15,600 21
IDEX Corp 21,366 4,519
Kadant Inc 1,470 420
Lindsay Corp 1,380 180
Mueller Water Products Inc - Class A 383,230 5,254
Tennant Co 1,211 114
Thermon Group Holdings Inc
(e)
485 16
Watts Water Technologies Inc 3,432 680
Zurn Elkay Water Solutions Corp 305,139 9,048
$ 50,528
Media - 0 .00%
EW Scripps Co/The
(e)
3,525 28
GCI Liberty Inc - Escrow
(e),(f)
157,046 —
Gray Television Inc 649 6
Sinclair Inc 662 10
Townsquare Media Inc 1,469 16
Value Line Inc 81 4
$ 64
Metal Fabrication & Hardware - 0 .39%
Helios Technologies Inc 4,155 171
Janus International Group Inc
(e)
10,683 151
Mayville Engineering Co Inc
(e)
181 2
Mueller Industries Inc 6,113 293
Omega Flex Inc 412 29
Ryerson Holding Corp 260 9
Standex International Corp 1,202 178
Valmont Industries Inc 36,562 8,252
Xometry Inc
(e)
484 16
$ 9,101
Mining - 0 .04%
5E Advanced Materials Inc
(e)
5,356 8
Century Aluminum Co
(e)
6,636 74
Compass Minerals International Inc 4,301 97
Constellium SE
(e)
10,000 188
Contango ORE Inc
(e)
460 8
Dakota Gold Corp
(e)
4,760 10
Energy Fuels Inc/Canada
(a),(e)
17,123 129
Hecla Mining Co 15,992 61
i-80 Gold Corp
(e)
1,486 2
Ivanhoe Electric Inc / US
(e)
7,928 66
Kaiser Aluminum Corp 1,902 123
NioCorp Developments Ltd
(e)
502 2
Novagold Resources Inc
(e)
30,590 78
Perpetua Resources Corp
(e)
4,750 14
Piedmont Lithium Inc
(e)
866 13
United States Lime & Minerals Inc 260 67
$ 940
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1 .88%
Core Molding Technologies Inc
(e)
65 $ 1
Enpro Inc 29,499 4,407
Fabrinet
(e)
90,250 19,269
Federal Signal Corp 7,545 581
Hillenbrand Inc 8,800 410
ITT Inc 92,252 11,142
John Bean Technologies Corp 74,066 7,315
Materion Corp 2,583 302
Myers Industries Inc 4,591 86
Sight Sciences Inc
(a),(e)
2,717 11
Sturm Ruger & Co Inc 1,997 87
Trinity Industries Inc 1,820 46
$ 43,657
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 22,073 91
Office Furnishings - 0 .00%
HNI Corp 623 25
Oil & Gas - 1 .24%
Borr Drilling Ltd
(a)
27,674 170
Crescent Energy Co 3,782 42
CVR Energy Inc 3,392 114
Empire Petroleum Corp
(e)
1,934 13
Evolution Petroleum Corp 4,425 25
HighPeak Energy Inc
(a)
1,269 17
Kosmos Energy Ltd
(e)
57,550 349
Magnolia Oil & Gas Corp 21,115 435
Matador Resources Co 41,599 2,283
Nabors Industries Ltd
(e)
1,025 87
Noble Corp PLC 11,727 518
Northern Oil & Gas Inc 142,240 4,765
Par Pacific Holdings Inc
(e)
2,645 97
Patterson-UTI Energy Inc 2,926 32
Permian Resources Corp 453,712 6,116
Riley Exploration Permian Inc 1,261 28
SilverBow Resources Inc
(e)
324 9
Sitio Royalties Corp 4,470 95
Southwestern Energy Co
(e)
907,040 5,850
Tellurian Inc
(e)
3,658 2
VAALCO Energy Inc 1,458 6
Valaris Ltd
(e)
60,430 3,739
Vertex Energy Inc
(e)
9,320 14
W&T Offshore Inc 12,435 38
Weatherford International PLC
(e)
42,912 3,843
$ 28,687
Oil & Gas Services - 1 .69%
Archrock Inc 3,114 51
Aris Water Solutions Inc 244 2
Atlas Energy Solutions Inc 376 7
ChampionX Corp 940,020 25,766
Core Laboratories Inc 1,873 30
DMC Global Inc
(e)
762 13
Expro Group Holdings NV
(e)
4,145 73
KLX Energy Services Holdings Inc
(e)
146 1
Kodiak Gas Services Inc 640 15
Liberty Energy Inc 1,404 29
Oceaneering International Inc
(e)
12,620 262
ProFrac Holding Corp
(e)
738 6
Solaris Oilfield Infrastructure Inc 289 2
TechnipFMC PLC 319,658 6,182
TETRA Technologies Inc
(e)
529,328 2,218
Tidewater Inc
(e)
67,075 4,507
$ 39,164
Packaging & Containers - 0 .01%
Karat Packaging Inc 919 22
O-I Glass Inc
(e)
16,641 242
$ 264

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 3 .28%
ACELYRIN Inc
(e)
1,896 $ 14
Aclaris Therapeutics Inc
(e)
8,732 10
AdaptHealth Corp
(e)
6,176 45
Alector Inc
(a),(e)
8,013 48
Alkermes PLC
(e)
20,847 564
Amphastar Pharmaceuticals Inc
(e)
4,825 257
Amylyx Pharmaceuticals Inc
(e)
248,974 3,983
Arvinas Inc
(e)
25,183 1,045
Ascendis Pharma A/S ADR
(e)
84,715 11,007
BellRing Brands Inc
(e)
166,299 9,191
Beyond Air Inc
(e)
3,760 6
Biote Corp
(e)
764 3
Bioxcel Therapeutics Inc
(a),(e)
2,494 8
Catalyst Pharmaceuticals Inc
(e)
12,601 181
Citius Pharmaceuticals Inc
(e)
1,968 1
Coherus Biosciences Inc
(a),(e)
11,644 25
Collegium Pharmaceutical Inc
(e)
155,762 5,134
Corcept Therapeutics Inc
(e)
10,061 212
CorMedix Inc
(a),(e)
7,272 21
Enanta Pharmaceuticals Inc
(e)
236 3
Eyenovia Inc
(e)
3,287 6
Fennec Pharmaceuticals Inc
(a),(e)
551 6
Foghorn Therapeutics Inc
(a),(e)
3,290 11
Harmony Biosciences Holdings Inc
(e)
4,039 127
Harrow Inc
(a),(e)
3,858 37
Herbalife Ltd
(e)
9,159 110
Heron Therapeutics Inc
(a),(e)
12,265 30
Immuneering Corp
(e)
2,151 13
Ironwood Pharmaceuticals Inc
(e)
139,940 1,986
Longboard Pharmaceuticals Inc
(e)
677 14
Madrigal Pharmaceuticals Inc
(a),(e)
54,034 11,709
MannKind Corp
(e)
193,660 647
Marinus Pharmaceuticals Inc
(e)
6,394 62
Mirum Pharmaceuticals Inc
(e)
3,060 81
Morphic Holding Inc
(e)
4,071 129
Neurocrine Biosciences Inc
(e)
119,210 16,662
Nuvectis Pharma Inc
(e)
915 7
Ocular Therapeutix Inc
(e)
10,047 49
Optinose Inc
(e)
9,167 12
Option Care Health Inc
(e)
21,073 658
Outlook Therapeutics Inc
(e)
19,336 8
Pacira BioSciences Inc
(e)
5,737 187
PetIQ Inc
(e)
2,844 51
Phibro Animal Health Corp 722 8
Protagonist Therapeutics Inc
(e)
4,459 112
Reneo Pharmaceuticals Inc
(e)
1,066 2
Revance Therapeutics Inc
(e)
10,983 55
Rhythm Pharmaceuticals Inc
(e)
6,475 286
Sagimet Biosciences Inc
(e)
270 3
scPharmaceuticals Inc
(a),(e)
4,117 20
Seres Therapeutics Inc
(e)
10,480 12
SIGA Technologies Inc 5,793 28
Summit Therapeutics Inc
(e)
14,548 57
Supernus Pharmaceuticals Inc
(e)
6,195 172
USANA Health Sciences Inc
(e)
1,429 67
Vaxcyte Inc
(e)
151,982 10,854
Verrica Pharmaceuticals Inc
(a),(e)
2,976 17
Voyager Therapeutics Inc
(e)
4,274 31
Xeris Biopharma Holdings Inc
(e)
16,699 41
Y-mAbs Therapeutics Inc
(e)
2,165 28
$ 76,153
Pipelines - 0 .01%
Equitrans Midstream Corp 15,998 163
Excelerate Energy Inc 1,777 27
Golar LNG Ltd 912 20
Kinetik Holdings Inc 238 8
NextDecade Corp
(e)
9,799 50
$ 268
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 0 .01%
P10 Inc 5,411 $ 50
Patria Investments Ltd 6,863 98
$ 148
Real Estate - 0 .05%
Anywhere Real Estate Inc
(e)
1,246 9
Compass Inc
(e)
30,665 105
eXp World Holdings Inc
(a)
8,929 111
Marcus & Millichap Inc 1,134 43
Maui Land & Pineapple Co Inc
(e)
894 18
McGrath RentCorp 3,107 390
Redfin Corp
(e)
13,738 112
RMR Group Inc/The 1,343 35
St Joe Co/The 4,325 239
$ 1,062
REITs - 0 .99%
Alexander's Inc 271 60
CareTrust REIT Inc 1,313 27
CBL & Associates Properties Inc 2,512 59
Clipper Realty Inc 1,243 6
Community Healthcare Trust Inc 2,225 57
EastGroup Properties Inc 72,509 12,865
Essential Properties Realty Trust Inc 2,099 52
Four Corners Property Trust Inc 1,241 29
Gladstone Commercial Corp 880 11
National Health Investors Inc 583 31
NexPoint Residential Trust Inc 841 26
Outfront Media Inc 8,717 113
Phillips Edison & Co Inc 2,494 87
Ryman Hospitality Properties Inc 49,622 5,453
Saul Centers Inc 1,304 50
Tanger Inc 6,030 162
Terreno Realty Corp 61,452 3,671
UMH Properties Inc 1,295 20
Universal Health Realty Income Trust 1,578 63
$ 22,842
Retail - 6 .29%
Abercrombie & Fitch Co
(e)
3,182 324
Academy Sports & Outdoors Inc 9,085 570
American Eagle Outfitters Inc 5,173 103
Arko Corp 10,207 80
Beacon Roofing Supply Inc
(e)
789 65
BJ's Restaurants Inc
(e)
165,096 5,714
Bloomin' Brands Inc 10,997 293
Boot Barn Holdings Inc
(e)
130,145 9,336
Brinker International Inc
(e)
5,074 217
Buckle Inc/The 3,828 142
Build-A-Bear Workshop Inc 1,467 33
Carvana Co
(e)
5,265 227
Casey's General Stores Inc 62,180 16,873
Cava Group Inc
(a),(e)
189,668 8,876
Cheesecake Factory Inc/The 6,116 210
Chuy's Holdings Inc
(e)
104,816 3,544
Cracker Barrel Old Country Store Inc
(a)
2,749 213
Dave & Buster's Entertainment Inc
(e)
4,547 243
Denny's Corp
(e)
4,987 53
Dillard's Inc 437 169
Dine Brands Global Inc 1,727 81
Duluth Holdings Inc
(e)
100 —
Envela Corp
(e)
898 4
EVgo Inc
(a),(e)
1,614 4
First Watch Restaurant Group Inc
(e)
145,730 3,127
FirstCash Holdings Inc 4,730 543
Five Below Inc
(e)
52,360 9,397
Freshpet Inc
(a),(e)
275,626 23,731
GMS Inc
(e)
1,630 137
Guess? Inc 405 9
Hibbett Inc 1,275 85
Jack in the Box Inc 74,176 5,784
Kura Sushi USA Inc
(e)
718 70

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Leslie's Inc
(e)
1,922 $ 13
Lithia Motors Inc 34,980 10,314
National Vision Holdings Inc
(e)
250,912 4,770
Noodles & Co
(e)
5,049 13
Ollie's Bargain Outlet Holdings Inc
(e)
46,888 3,373
ONE Group Hospitality Inc/The
(e)
2,761 12
Papa John's International Inc 3,220 237
Patrick Industries Inc 332 33
Portillo's Inc
(e)
270,459 3,716
Potbelly Corp
(e)
3,270 41
PriceSmart Inc 2,217 169
Qurate Retail Inc
(e)
319 2
Red Robin Gourmet Burgers Inc
(e)
2,262 23
Sally Beauty Holdings Inc
(e)
12,718 157
Savers Value Village Inc
(e)
685,974 12,821
Shake Shack Inc
(e)
4,741 358
Sweetgreen Inc
(e)
9,850 105
Texas Roadhouse Inc 84,969 10,682
Urban Outfitters Inc
(e)
2,671 102
Warby Parker Inc
(e)
10,661 136
Wingstop Inc 29,805 8,378
$ 145,712
Savings & Loans - 0 .61%
Axos Financial Inc
(e)
119,654 6,633
Banc of California Inc 311,551 4,293
FS Bancorp Inc 154 6
Greene County Bancorp Inc 461 11
HomeTrust Bancshares Inc 410 11
Pacific Premier Bancorp Inc 121,603 3,085
$ 14,039
Semiconductors - 4 .86%
ACM Research Inc
(e)
1,102 19
Aehr Test Systems
(e)
3,459 51
Ambarella Inc
(e)
2,902 152
Atomera Inc
(a),(e)
2,008 16
Axcelis Technologies Inc
(e)
4,090 532
CEVA Inc
(e)
2,561 49
Diodes Inc
(e)
4,446 299
Entegris Inc 117,604 13,842
FormFactor Inc
(e)
171,712 6,657
Impinj Inc
(e)
37,551 3,642
inTEST Corp
(e)
1,670 20
IPG Photonics Corp
(e)
2,903 284
Kulicke & Soffa Industries Inc 48,249 2,428
Lattice Semiconductor Corp
(e)
180,293 10,973
MACOM Technology Solutions Holdings Inc
(e)
262,852 22,666
MaxLinear Inc
(e)
9,549 199
Navitas Semiconductor Corp
(e)
2,174 12
Onto Innovation Inc
(e)
175,347 28,319
Power Integrations Inc 113,229 8,488
Rambus Inc
(e)
92,675 6,351
Silicon Laboratories Inc
(e)
3,995 493
SiTime Corp
(e)
20,397 2,173
SkyWater Technology Inc
(a),(e)
302,951 2,618
SMART Global Holdings Inc
(e)
1,493 29
Synaptics Inc
(e)
21,456 2,292
$ 112,604
Software - 12 .45%
8x8 Inc
(e)
15,085 51
ACI Worldwide Inc
(e)
11,751 353
ACV Auctions Inc
(e)
744,745 9,659
Adeia Inc 11,747 143
Agilysys Inc
(e)
60,914 5,099
Alignment Healthcare Inc
(e)
354,079 2,372
Alkami Technology Inc
(e)
4,969 122
Altair Engineering Inc
(e)
190,996 16,239
American Software Inc/GA 3,201 36
Amplitude Inc
(e)
8,558 111
Appfolio Inc
(e)
2,410 528
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Appian Corp
(e)
5,167 $ 169
Asana Inc
(e)
10,205 178
Asure Software Inc
(e)
402 4
AvePoint Inc
(e)
18,663 144
AvidXchange Holdings Inc
(e)
17,193 188
Bandwidth Inc
(e)
685 9
Bentley Systems Inc 118,078 5,951
BigBear.ai Holdings Inc
(e)
3,600 6
BigCommerce Holdings Inc
(e)
8,493 69
Blackbaud Inc
(e)
5,473 443
BlackLine Inc
(e)
210,955 12,379
Box Inc
(e)
17,731 461
Braze Inc
(e)
231,064 12,489
C3.ai Inc
(a),(e)
7,782 193
CCC Intelligent Solutions Holdings Inc
(e)
1,118,636 12,294
Clear Secure Inc 464,761 8,844
Clearwater Analytics Holdings Inc
(e)
620,132 11,690
Climb Global Solutions Inc 489 27
CommVault Systems Inc
(e)
5,221 479
Consensus Cloud Solutions Inc
(e)
1,472 32
CoreCard Corp
(e)
911 11
CSG Systems International Inc 3,960 199
CXApp Inc
(e)
233 —
Daily Journal Corp
(e)
27 9
Definitive Healthcare Corp
(e)
409,576 3,482
Digi International Inc
(e)
3,913 95
Digimarc Corp
(a),(e)
1,748 62
Digital Turbine Inc
(e)
3,549 19
DigitalOcean Holdings Inc
(e)
7,989 269
Domo Inc
(e)
3,990 43
Donnelley Financial Solutions Inc
(e)
2,218 138
Duolingo Inc
(e)
3,679 658
Dynatrace Inc
(e)
256,363 14,613
eGain Corp
(e)
2,967 22
Enfusion Inc
(e)
4,733 37
Envestnet Inc
(e)
164,145 8,388
Everbridge Inc
(e)
5,118 114
EverCommerce Inc
(e)
2,456 24
Evolent Health Inc
(e)
13,832 407
Expensify Inc
(e)
6,944 11
Fastly Inc
(a),(e)
614,446 12,362
Five9 Inc
(e)
152,157 11,543
Freshworks Inc
(e)
653,353 14,504
Guidewire Software Inc
(e)
63,027 7,039
Health Catalyst Inc
(e)
3,844 38
HireRight Holdings Corp
(e)
72,762 902
IBEX Holdings Ltd
(e)
1,328 24
Innodata Inc
(a),(e)
3,259 34
Inspired Entertainment Inc
(e)
3,093 28
Instructure Holdings Inc
(e)
235,011 5,789
Intapp Inc
(e)
3,470 149
IonQ Inc
(a),(e)
3,162 32
Jamf Holding Corp
(e)
8,832 164
Kaltura Inc
(e)
12,019 20
Klaviyo Inc
(e)
49,500 1,280
LivePerson Inc
(e)
10,290 29
Manhattan Associates Inc
(e)
31,595 7,664
MeridianLink Inc
(e)
2,232 51
MicroStrategy Inc
(a),(e)
1,535 769
Model N Inc
(e)
4,766 128
Monday.com Ltd
(e)
58,820 12,355
N-able Inc
(e)
7,953 103
Olo Inc
(e)
7,465 39
Outset Medical Inc
(a),(e)
6,658 20
PagerDuty Inc
(e)
11,382 270
PDF Solutions Inc
(e)
229,006 7,145
Phreesia Inc
(e)
436,254 11,115
Planet Labs PBC
(e)
19,808 45
PowerSchool Holdings Inc
(e)
7,073 166

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Privia Health Group Inc
(e)
229,279 $ 4,622
Progress Software Corp 5,468 311
PROS Holdings Inc
(e)
309,819 10,664
PubMatic Inc
(e)
968 15
Red Violet Inc
(e)
1,587 30
Sapiens International Corp NV 3,850 105
Schrodinger Inc/United States
(e)
6,873 182
SEMrush Holdings Inc
(e)
3,927 45
Sharecare Inc
(e)
1,860 2
Simulations Plus Inc 1,959 74
Smartsheet Inc
(e)
192,522 8,658
SoundHound AI Inc
(a),(e)
17,326 29
Sprout Social Inc
(e)
6,006 368
SPS Commerce Inc
(e)
90,689 16,669
Take-Two Interactive Software Inc
(e)
48,102 7,933
Verint Systems Inc
(e)
7,252 215
Veritone Inc
(a),(e)
3,257 5
Verra Mobility Corp
(e)
17,555 420
Viant Technology Inc
(e)
1,845 16
Vimeo Inc
(e)
2,416 10
Weave Communications Inc
(e)
4,203 53
Workiva Inc
(e)
121,921 11,332
Yext Inc
(e)
13,564 80
Zeta Global Holdings Corp
(e)
17,290 167
Zuora Inc
(e)
377,415 3,450
$ 288,625
Telecommunications - 1 .31%
A10 Networks Inc 8,930 119
Anterix Inc
(e)
1,414 42
Applied Digital Corp
(a),(e)
10,293 53
AST SpaceMobile Inc
(e)
10,765 31
Calix Inc
(e)
7,423 246
Cambium Networks Corp
(e)
1,492 6
Clearfield Inc
(a),(e)
1,603 40
CommScope Holding Co Inc
(e)
26,195 61
Consolidated Communications Holdings Inc
(e)
950 4
Credo Technology Group Holding Ltd
(e)
348,285 7,143
DigitalBridge Group Inc 569,529 11,186
Extreme Networks Inc
(e)
15,861 214
Globalstar Inc
(e)
76,326 121
Gogo Inc
(e)
742 7
Harmonic Inc
(e)
216,651 2,535
IDT Corp - Class B
(e)
1,463 51
Infinera Corp
(a),(e)
1,586,177 7,836
InterDigital Inc 3,312 348
Luna Innovations Inc
(e)
4,097 29
Ooma Inc
(e)
3,034 33
Preformed Line Products Co 161 20
Terran Orbital Corp
(e)
862 1
Viavi Solutions Inc
(e)
22,969 226
$ 30,352
Toys, Games & Hobbies - 0 .00%
Funko Inc
(e)
3,498 25
Transportation - 1 .09%
ArcBest Corp 1,182 141
CryoPort Inc
(e)
4,640 67
Daseke Inc
(e)
5,165 42
Dorian LPG Ltd 2,538 95
FLEX LNG Ltd 2,494 75
Forward Air Corp 3,225 143
Himalaya Shipping Ltd
(e)
599 4
Knight-Swift Transportation Holdings Inc 57,604 3,305
Marten Transport Ltd 5,846 108
PAM Transportation Services Inc
(e)
98 2
RXO Inc
(e)
137,958 2,870
Saia Inc
(e)
19,991 9,008
Werner Enterprises Inc 1,119 44
XPO Inc
(e)
109,493 9,355
$ 25,259
COMMON STOCKS (continued) Shares Held Value (000’s)
Trucking & Leasing - 0 .00%
GATX Corp 282 $ 35
Water - 0 .03%
American States Water Co 4,650 347
Artesian Resources Corp 882 32
California Water Service Group 2,280 103
Consolidated Water Co Ltd 615 20
Global Water Resources Inc 1,638 20
Middlesex Water Co 2,171 121
York Water Co/The 1,755 63
$ 706
TOTAL COMMON STOCKS $ 2,230,540
Total Investments $ 2,348,589
Other Assets and Liabilities -  (1.29)% (29,957)
TOTAL NET ASSETS - 100.00% $ 2,318,632
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $27,809 or 1.20% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $29,340 or
1.27% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 30 .69%
Technology 19 .57%
Industrial 17 .57%
Consumer, Cyclical 11 .37%
Financial 7 .66%
Money Market Funds 4 .28%
Communications 3 .64%
Energy 2 .98%
Basic Materials 2 .58%
Exchange-Traded Funds 0 .81%
Utilities 0 .14%
Other Assets and Liabilities
( 1 .29 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 76,745 $ 392,860 $ 377,421 $ 92,184
$ 76,745 $ 392,860 $ 377,421 $ 92,184
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 940 $ — $ — $ —
$ 940 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2024 Long 85 $ 8,313 $ (284)
Total $ (284)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .84 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares Core S&P Small-Cap ETF 14,744 $ 1,533
Money Market Funds - 2 .71%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
2,854,268 2,854
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(c)
28,956,503 28,957
$ 31,811
TOTAL INVESTMENT COMPANIES $ 33,344
COMMON STOCKS - 97 .29 % Shares Held Value (000's)
Aerospace & Defense - 1 .36%
AAR Corp
(d)
34,854 $ 2,120
AeroVironment Inc
(d)
27,327 3,297
Barnes Group Inc 52,672 1,744
Kaman Corp 29,332 1,321
Mercury Systems Inc
(d)
54,218 1,608
Moog Inc 29,885 4,178
National Presto Industries Inc 5,448 431
Triumph Group Inc
(d)
79,886 1,294
$ 15,993
Agriculture - 0 .47%
Andersons Inc/The 32,979 1,738
Fresh Del Monte Produce Inc 35,012 861
Universal Corp/VA 25,527 1,479
Vector Group Ltd 137,769 1,443
$ 5,521
Airlines - 0 .91%
Alaska Air Group Inc
(d)
133,099 4,769
Allegiant Travel Co 15,685 1,230
JetBlue Airways Corp
(d)
346,431 1,839
SkyWest Inc
(d)
42,559 2,267
Sun Country Airlines Holdings Inc
(d)
40,513 551
$ 10,656
Apparel - 0 .84%
Hanesbrands Inc
(d)
363,841 1,637
Kontoor Brands Inc 51,972 3,047
Oxford Industries Inc 15,263 1,449
Steven Madden Ltd 72,896 3,053
Wolverine World Wide Inc 82,667 691
$ 9,877
Automobile Manufacturers - 0 .10%
Wabash National Corp 47,904 1,212
Automobile Parts & Equipment - 1 .01%
American Axle & Manufacturing Holdings Inc
(d)
121,677 984
Dana Inc 133,525 1,811
Dorman Products Inc
(d)
29,458 2,398
Gentherm Inc
(d)
34,089 1,641
Methode Electronics Inc 37,430 777
Phinia Inc 48,526 1,468
Standard Motor Products Inc 19,424 784
Titan International Inc
(d)
52,588 776
XPEL Inc
(d)
22,113 1,182
$ 11,821
Banks - 7 .76%
Ameris Bancorp 67,469 3,349
Atlantic Union Bankshares Corp 77,974 2,664
BancFirst Corp 15,058 1,333
Bancorp Inc/The
(d)
55,771 2,434
Bank of Hawaii Corp 41,319 2,613
BankUnited Inc 77,348 2,186
Banner Corp 35,703 1,663
Cathay General Bancorp 75,514 3,109
Central Pacific Financial Corp 28,109 542
City Holding Co 15,418 1,576
Community Bank System Inc 55,491 2,540
Customers Bancorp Inc
(d)
29,387 1,570
CVB Financial Corp 137,591 2,307
Dime Community Bancshares Inc 36,317 828
Eagle Bancorp Inc 31,106 771
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
FB Financial Corp 36,518 $ 1,360
First BanCorp/Puerto Rico 179,355 2,992
First Bancorp/Southern Pines NC 42,710 1,476
First Commonwealth Financial Corp 106,137 1,487
First Financial Bancorp 98,872 2,217
First Hawaiian Inc 132,642 2,877
Fulton Financial Corp 170,664 2,661
Hanmi Financial Corp 31,592 529
Heritage Financial Corp/WA 36,277 731
Hilltop Holdings Inc 48,096 1,515
Hope Bancorp Inc 124,844 1,383
Independent Bank Corp 45,583 2,557
Independent Bank Group Inc 37,332 1,805
Lakeland Financial Corp 26,435 1,770
National Bank Holdings Corp 39,249 1,374
NBT Bancorp Inc 48,945 1,741
OFG Bancorp 48,914 1,799
Park National Corp 14,909 1,948
Pathward Financial Inc 27,217 1,409
Preferred Bank/Los Angeles CA 12,990 933
Renasant Corp 58,355 1,846
S&T Bancorp Inc 39,742 1,325
Seacoast Banking Corp of Florida 88,507 2,174
ServisFirst Bancshares Inc 50,924 3,419
Simmons First National Corp 130,104 2,473
Southside Bancshares Inc 29,818 933
Stellar Bancorp Inc 48,719 1,219
Tompkins Financial Corp 12,977 641
Triumph Financial Inc
(d)
22,517 1,591
TrustCo Bank Corp NY 19,775 572
Trustmark Corp 63,479 1,713
United Community Banks Inc/GA 123,671 3,381
Veritex Holdings Inc 56,463 1,186
Walker & Dunlop Inc 34,770 3,358
Westamerica BanCorp 27,700 1,322
$ 91,202
Beverages - 0 .21%
MGP Ingredients Inc 16,249 1,380
National Beverage Corp
(d)
24,258 1,122
$ 2,502
Biotechnology - 2 .11%
ANI Pharmaceuticals Inc
(d)
15,670 875
Arcus Biosciences Inc
(d)
56,021 848
Certara Inc
(d)
111,318 1,799
Cytek Biosciences Inc
(d)
102,849 777
Cytokinetics Inc
(d)
101,917 7,963
Dynavax Technologies Corp
(d)
134,356 1,736
Innoviva Inc
(d)
58,620 950
Ligand Pharmaceuticals Inc
(d)
17,037 1,245
Myriad Genetics Inc
(d)
92,162 1,971
NeoGenomics Inc
(d)
132,491 1,968
OmniAb Operations Inc
(d)
7,689 —
OmniAb Operations Inc
(d)
7,689 —
REGENXBIO Inc
(d)
42,068 518
Vericel Corp
(d)
49,608 2,132
Vir Biotechnology Inc
(d)
89,488 841
Xencor Inc
(d)
63,276 1,183
$ 24,806
Building Materials - 2 .86%
AAON Inc 70,093 4,918
American Woodmark Corp
(d)
17,069 1,558
Apogee Enterprises Inc 22,943 1,212
Armstrong World Industries Inc 45,921 4,556
Boise Cascade Co 41,151 5,574
Gibraltar Industries Inc
(d)
31,637 2,560
Griffon Corp 42,568 2,480
Hayward Holdings Inc
(d)
131,052 1,641
Masterbrand Inc
(d)
131,759 1,854
PGT Innovations Inc
(d)
59,298 2,444

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
SPX Technologies Inc
(d)
47,450 $ 4,775
$ 33,572
Chemicals - 2 .46%
AdvanSix Inc 28,016 711
Balchem Corp 33,513 4,697
Hawkins Inc 19,664 1,309
HB Fuller Co 56,153 4,255
Ingevity Corp
(d)
35,024 1,525
Innospec Inc 25,847 3,001
Koppers Holdings Inc 21,645 1,107
Mativ Holdings Inc 56,337 678
Minerals Technologies Inc 33,828 2,211
Quaker Chemical Corp 14,395 2,734
Rogers Corp
(d)
17,418 2,008
Sensient Technologies Corp 43,916 2,724
Stepan Co 22,088 1,972
$ 28,932
Coal - 1 .28%
Alpha Metallurgical Resources Inc 12,289 4,906
CONSOL Energy Inc 29,010 2,744
Peabody Energy Corp 115,011 3,071
SunCoke Energy Inc 87,058 892
Warrior Met Coal Inc 54,071 3,470
$ 15,083
Commercial Services - 4 .36%
ABM Industries Inc 68,117 2,778
Adtalem Global Education Inc
(d)
41,398 2,090
Alarm.com Holdings Inc
(d)
51,960 3,160
AMN Healthcare Services Inc
(d)
39,280 2,907
Arlo Technologies Inc
(d)
98,360 873
CoreCivic Inc
(d)
118,083 1,679
CorVel Corp
(d)
9,424 2,218
Cross Country Healthcare Inc
(d)
34,345 730
Deluxe Corp 45,417 859
EVERTEC Inc 68,388 2,746
Forrester Research Inc
(d)
11,999 306
GEO Group Inc/The
(d)
126,850 1,411
Green Dot Corp
(d)
46,887 422
Healthcare Services Group Inc
(d)
76,761 725
Heidrick & Struggles International Inc 20,916 627
John Wiley & Sons Inc 44,166 1,495
Kelly Services Inc 33,214 683
Korn Ferry 54,783 3,214
LiveRamp Holdings Inc
(d)
68,096 2,688
Matthews International Corp 31,669 1,042
Medifast Inc 11,322 619
Mister Car Wash Inc
(d)
94,671 786
Monro Inc 32,686 1,041
Payoneer Global Inc
(d)
270,773 1,267
Perdoceo Education Corp 68,278 1,236
PROG Holdings Inc
(d)
46,485 1,424
Resources Connection Inc 33,276 448
Sabre Corp
(d)
394,440 1,617
Strategic Education Inc 22,842 2,149
Stride Inc
(d)
41,313 2,477
TrueBlue Inc
(d)
32,367 446
Upbound Group Inc 46,277 1,536
Vestis Corp 135,877 2,908
Viad Corp
(d)
21,744 719
$ 51,326
Computers - 1 .41%
3D Systems Corp
(d)
138,696 665
Corsair Gaming Inc
(d)
44,957 572
DXC Technology Co
(d)
201,279 4,388
Insight Enterprises Inc
(d)
28,782 5,317
NCR Atleos Corp
(d)
69,543 1,557
NCR Voyix Corp
(d)
139,253 2,047
NetScout Systems Inc
(d)
73,795 1,587
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
TTEC Holdings Inc 19,718 $ 402
$ 16,535
Consumer Products - 0 .59%
Central Garden & Pet Co
(d)
9,903 465
Central Garden & Pet Co - A Shares
(d)
42,612 1,759
Quanex Building Products Corp 34,287 1,070
WD-40 Co 14,091 3,649
$ 6,943
Cosmetics & Personal Care - 0 .39%
Edgewell Personal Care Co 52,815 1,957
Inter Parfums Inc 18,617 2,590
$ 4,547
Distribution & Wholesale - 0 .79%
G-III Apparel Group Ltd
(d)
42,295 1,272
OPENLANE Inc
(d)
112,277 1,581
Resideo Technologies Inc
(d)
151,757 2,545
Rush Enterprises Inc - Class A 63,947 2,872
ScanSource Inc
(d)
25,952 1,019
$ 9,289
Diversified Financial Services - 3 .17%
Artisan Partners Asset Management Inc 71,180 2,982
B Riley Financial Inc
(e)
17,166 402
Bread Financial Holdings Inc 51,277 1,860
Brightsphere Investment Group Inc 33,653 744
Encore Capital Group Inc
(d)
24,457 1,225
Enova International Inc
(d)
31,048 1,690
EZCORP Inc
(d)
54,156 466
Hannon Armstrong Sustainable Infrastructure
Capital Inc
115,547 2,749
Moelis & Co 69,294 3,809
Mr Cooper Group Inc
(d)
68,457 4,611
Navient Corp 87,989 1,515
Piper Sandler Cos 15,638 2,713
PJT Partners Inc 23,179 2,229
PRA Group Inc
(d)
40,790 929
Radian Group Inc 159,198 4,614
StoneX Group Inc
(d)
27,884 1,833
Virtus Investment Partners Inc 7,020 1,658
WisdomTree Inc 114,777 777
World Acceptance Corp
(d)
3,533 464
$ 37,270
Electric - 0 .88%
Avista Corp 80,419 2,735
Clearway Energy Inc - Class A 35,979 808
Clearway Energy Inc - Class C 85,638 2,076
Otter Tail Corp 43,357 3,920
Unitil Corp 16,732 795
$ 10,334
Electrical Components & Equipment - 0 .66%
Encore Wire Corp 16,400 3,698
Energizer Holdings Inc 69,102 2,185
Insteel Industries Inc 20,222 701
Powell Industries Inc 9,493 1,125
$ 7,709
Electronics - 2 .76%
Advanced Energy Industries Inc 38,752 4,037
Badger Meter Inc 30,505 4,392
Benchmark Electronics Inc 37,089 1,006
Brady Corp 46,594 2,806
CTS Corp 32,387 1,330
ESCO Technologies Inc 26,800 2,730
Itron Inc
(d)
47,289 3,412
Knowles Corp
(d)
93,815 1,530
Mesa Laboratories Inc 5,325 488
OSI Systems Inc
(d)
16,243 2,080
Plexus Corp
(d)
28,565 2,706
Sanmina Corp
(d)
59,484 3,558
TTM Technologies Inc
(d)
106,276 1,478

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Vicor Corp
(d)
23,458 $ 884
$ 32,437
Energy - Alternate Sources - 0 .53%
Green Plains Inc
(d)
66,767 1,384
REX American Resources Corp
(d)
15,829 655
SolarEdge Technologies Inc
(d)
59,050 3,927
SunPower Corp
(d),(e)
89,228 270
$ 6,236
Engineering & Construction - 1 .36%
Arcosa Inc 50,685 3,968
Dycom Industries Inc
(d)
30,490 3,406
Frontdoor Inc
(d)
82,757 2,711
Granite Construction Inc 45,666 2,060
MYR Group Inc
(d)
17,370 2,499
NV5 Global Inc
(d)
13,219 1,386
$ 16,030
Entertainment - 0 .72%
Cinemark Holdings Inc
(d)
110,264 1,525
Golden Entertainment Inc 22,309 856
Madison Square Garden Sports Corp
(d)
17,346 3,211
Monarch Casino & Resort Inc 13,874 956
Six Flags Entertainment Corp
(d)
74,674 1,883
$ 8,431
Environmental Control - 0 .06%
Enviri Corp
(d)
82,982 714
Food - 1 .56%
B&G Foods Inc 81,721 822
Calavo Growers Inc 18,462 482
Cal-Maine Foods Inc 42,251 2,342
Chefs' Warehouse Inc/The
(d)
36,694 1,168
Hain Celestial Group Inc/The
(d)
93,246 999
J & J Snack Foods Corp 16,041 2,554
John B Sanfilippo & Son Inc 9,327 999
Simply Good Foods Co/The
(d)
94,214 3,561
SpartanNash Co 35,989 807
Tootsie Roll Industries Inc 17,955 585
TreeHouse Foods Inc
(d)
52,307 2,202
United Natural Foods Inc
(d)
61,748 921
WK Kellogg Co 68,536 890
$ 18,332
Forest Products & Paper - 0 .18%
Mercer International Inc 45,638 386
Sylvamo Corp 36,713 1,705
$ 2,091
Gas - 0 .31%
Chesapeake Utilities Corp 22,512 2,280
Northwest Natural Holding Co 38,226 1,409
$ 3,689
Hand & Machine Tools - 0 .65%
Enerpac Tool Group Corp 56,484 1,764
Franklin Electric Co Inc 41,234 3,887
Kennametal Inc 82,741 2,029
$ 7,680
Healthcare - Products - 2 .71%
Artivion Inc
(d)
40,534 678
Avanos Medical Inc
(d)
48,645 934
BioLife Solutions Inc
(d)
36,153 615
CONMED Corp 31,966 3,056
Embecta Corp 59,563 1,021
Glaukos Corp
(d)
50,643 4,509
ICU Medical Inc
(d)
21,079 1,929
Integer Holdings Corp
(d)
34,642 3,510
LeMaitre Vascular Inc 20,595 1,195
Merit Medical Systems Inc
(d)
60,030 4,700
Omnicell Inc
(d)
47,262 1,520
OraSure Technologies Inc
(d)
76,382 563
Patterson Cos Inc 88,329 2,638
STAAR Surgical Co
(d)
50,742 1,421
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Tandem Diabetes Care Inc
(d)
67,643 $ 1,542
UFP Technologies Inc
(d)
7,305 1,231
Varex Imaging Corp
(d)
42,127 812
$ 31,874
Healthcare - Services - 1 .95%
Addus HomeCare Corp
(d)
16,855 1,460
Agiliti Inc
(d)
36,442 258
Apollo Medical Holdings Inc
(d)
43,186 1,501
Enhabit Inc
(d)
52,106 526
Ensign Group Inc/The 58,679 6,643
Fortrea Holdings Inc
(d)
92,301 2,858
Fulgent Genetics Inc
(d)
20,945 515
ModivCare Inc
(d)
12,829 510
National HealthCare Corp 14,016 1,304
Pediatrix Medical Group Inc
(d)
86,094 806
RadNet Inc
(d)
62,809 2,322
Select Medical Holdings Corp 109,280 2,840
US Physical Therapy Inc 15,579 1,437
$ 22,980
Home Builders - 3 .08%
Cavco Industries Inc
(d)
8,048 2,671
Century Communities Inc 29,396 2,549
Green Brick Partners Inc
(d)
26,413 1,378
Installed Building Products Inc 24,510 4,776
LCI Industries 26,324 2,929
LGI Homes Inc
(d)
21,310 2,515
M/I Homes Inc
(d)
28,947 3,689
MDC Holdings Inc 62,085 3,885
Meritage Homes Corp 38,216 6,329
Tri Pointe Homes Inc
(d)
100,879 3,483
Winnebago Industries Inc 31,086 2,043
$ 36,247
Home Furnishings - 0 .48%
Ethan Allen Interiors Inc 23,761 692
iRobot Corp
(d),(e)
28,964 394
MillerKnoll Inc 76,381 2,031
Sonos Inc
(d)
133,314 2,077
Xperi Inc
(d)
45,180 483
$ 5,677
Housewares - 0 .28%
Newell Brands Inc 396,088 3,295
Insurance - 3 .25%
Ambac Financial Group Inc
(d)
46,977 763
American Equity Investment Life Holding Co
(d)
64,892 3,583
AMERISAFE Inc 19,939 994
Assured Guaranty Ltd 56,502 4,584
Employers Holdings Inc 26,735 1,115
Genworth Financial Inc
(d)
468,786 2,893
Goosehead Insurance Inc
(d)
25,413 1,962
HCI Group Inc 6,249 560
Horace Mann Educators Corp 42,445 1,563
Jackson Financial Inc 73,545 3,682
Lincoln National Corp 176,351 4,841
Mercury General Corp 27,626 1,107
NMI Holdings Inc
(d)
84,278 2,690
Palomar Holdings Inc
(d)
25,706 1,539
ProAssurance Corp 52,978 713
Safety Insurance Group Inc 15,377 1,281
SiriusPoint Ltd
(d)
94,058 1,110
Stewart Information Services Corp 28,441 1,754
Trupanion Inc
(d),(e)
37,138 1,010
United Fire Group Inc 22,059 494
$ 38,238
Internet - 1 .75%
Cargurus Inc
(d)
89,058 2,070
Cars.com Inc
(d)
64,022 1,116
Cogent Communications Holdings Inc 44,984 3,473
ePlus Inc
(d)
27,995 2,115

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
HealthStream Inc 24,868 $ 662
Liquidity Services Inc
(d)
23,288 406
Perficient Inc
(d)
36,144 2,463
QuinStreet Inc
(d)
53,894 683
Shutterstock Inc 24,871 1,168
TechTarget Inc
(d)
26,845 917
TripAdvisor Inc
(d)
112,377 2,427
Yelp Inc
(d)
71,174 3,112
$ 20,612
Iron & Steel - 0 .87%
ATI Inc
(d)
132,607 5,420
Carpenter Technology Corp 51,248 3,156
Haynes International Inc 13,234 737
Worthington Steel Inc 31,666 948
$ 10,261
Leisure Products & Services - 0 .31%
Topgolf Callaway Brands Corp
(d)
147,676 1,945
Vista Outdoor Inc
(d)
60,362 1,694
$ 3,639
Lodging - 0 .03%
Marcus Corp/The 25,588 347
Machinery - Construction & Mining - 0 .07%
Astec Industries Inc 23,636 841
Machinery - Diversified - 1 .46%
Alamo Group Inc 10,738 2,280
Albany International Corp 32,426 2,883
Applied Industrial Technologies Inc 40,289 7,109
DXP Enterprises Inc/TX
(d)
13,787 444
Ichor Holdings Ltd
(d)
30,539 1,106
Lindsay Corp 11,444 1,489
Tennant Co 19,417 1,835
$ 17,146
Media - 0 .24%
AMC Networks Inc
(d)
31,671 573
EW Scripps Co/The
(d)
61,199 488
Scholastic Corp 28,380 1,091
Thryv Holdings Inc
(d)
32,162 657
$ 2,809
Metal Fabrication & Hardware - 1 .14%
AZZ Inc 26,066 1,628
Mueller Industries Inc 118,005 5,664
Olympic Steel Inc 10,183 688
Proto Labs Inc
(d)
26,802 967
Standex International Corp 12,370 1,827
TimkenSteel Corp
(d)
39,922 821
Worthington Enterprises Inc 31,682 1,807
$ 13,402
Mining - 0 .21%
Century Aluminum Co
(d)
53,787 600
Compass Minerals International Inc 35,078 789
Kaiser Aluminum Corp 16,646 1,080
$ 2,469
Miscellaneous Manufacturers - 2 .47%
Enpro Inc 21,733 3,247
Fabrinet
(d)
37,765 8,063
Federal Signal Corp 63,333 4,875
Hillenbrand Inc 72,672 3,384
John Bean Technologies Corp 33,095 3,269
Materion Corp 21,451 2,509
Myers Industries Inc 38,261 718
Sturm Ruger & Co Inc 18,422 804
Trinity Industries Inc 85,099 2,139
$ 29,008
Office & Business Equipment - 0 .24%
Pitney Bowes Inc 159,456 655
Xerox Holdings Corp 117,531 2,170
$ 2,825
COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings - 0 .23%
HNI Corp 48,416 $ 1,971
Interface Inc 60,398 750
$ 2,721
Oil & Gas - 2 .39%
California Resources Corp 67,046 3,197
Callon Petroleum Co
(d)
57,765 1,855
Comstock Resources Inc 95,504 746
CVR Energy Inc 30,304 1,022
Helmerich & Payne Inc 103,347 4,161
Nabors Industries Ltd
(d)
9,248 782
Northern Oil & Gas Inc 95,069 3,185
Par Pacific Holdings Inc
(d)
57,854 2,117
Patterson-UTI Energy Inc 333,977 3,704
SM Energy Co 120,900 4,483
Talos Energy Inc
(d)
136,085 1,765
Vital Energy Inc
(d)
25,757 1,129
$ 28,146
Oil & Gas Services - 1 .29%
Archrock Inc 142,746 2,333
Bristow Group Inc
(d)
24,956 658
Core Laboratories Inc 48,566 766
DNOW Inc
(d)
110,524 1,115
Dril-Quip Inc
(d)
35,523 713
Helix Energy Solutions Group Inc
(d)
147,253 1,384
Liberty Energy Inc 159,482 3,316
Oceaneering International Inc
(d)
104,696 2,176
Oil States International Inc
(d)
66,408 410
ProPetro Holding Corp
(d)
88,230 746
RPC Inc 88,432 646
US Silica Holdings Inc
(d)
80,196 860
$ 15,123
Packaging & Containers - 0 .69%
Clearwater Paper Corp
(d)
17,216 567
O-I Glass Inc
(d)
161,173 2,347
Sealed Air Corp 150,128 5,187
$ 8,101
Pharmaceuticals - 2 .64%
AdaptHealth Corp
(d)
85,061 614
Alkermes PLC
(d)
173,458 4,692
Amphastar Pharmaceuticals Inc
(d)
38,842 2,073
Catalyst Pharmaceuticals Inc
(d)
115,132 1,658
Collegium Pharmaceutical Inc
(d)
33,897 1,117
Corcept Therapeutics Inc
(d)
93,799 1,979
Harmony Biosciences Holdings Inc
(d)
34,094 1,075
Ironwood Pharmaceuticals Inc
(d)
142,810 2,027
Organon & Co 265,684 4,424
Owens & Minor Inc
(d)
79,517 1,567
Pacira BioSciences Inc
(d)
48,269 1,573
Phibro Animal Health Corp 21,140 229
Premier Inc 124,390 2,689
Prestige Consumer Healthcare Inc
(d)
51,577 3,174
Supernus Pharmaceuticals Inc
(d)
56,787 1,572
USANA Health Sciences Inc
(d)
11,533 540
$ 31,003
Real Estate - 0 .67%
Anywhere Real Estate Inc
(d)
114,845 818
Cushman & Wakefield PLC
(d)
174,798 1,839
eXp World Holdings Inc
(e)
79,932 989
Kennedy-Wilson Holdings Inc 123,154 1,287
Marcus & Millichap Inc 24,738 942
St Joe Co/The 37,012 2,043
$ 7,918
REITs - 8 .08%
Acadia Realty Trust 99,100 1,691
Alexander & Baldwin Inc 75,397 1,306
American Assets Trust Inc 50,496 1,133
Apollo Commercial Real Estate Finance Inc 135,178 1,509
Apple Hospitality REIT Inc 221,179 3,552

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Arbor Realty Trust Inc 195,934 $ 2,606
Armada Hoffler Properties Inc 70,058 838
ARMOUR Residential REIT Inc 50,924 970
Blackstone Mortgage Trust Inc 179,091 3,535
Brandywine Realty Trust 178,883 848
CareTrust REIT Inc 123,806 2,590
Centerspace 15,647 857
Chatham Lodging Trust 50,786 533
Community Healthcare Trust Inc 26,352 674
DiamondRock Hospitality Co 217,892 1,991
Douglas Emmett Inc 173,312 2,348
Easterly Government Properties Inc 98,951 1,215
Ellington Financial Inc 81,592 996
Elme Communities 91,296 1,322
Essential Properties Realty Trust Inc 162,175 4,040
Four Corners Property Trust Inc 94,136 2,204
Franklin BSP Realty Trust Inc 85,308 1,094
Getty Realty Corp 49,848 1,379
Global Net Lease Inc 203,507 1,720
Highwoods Properties Inc 109,860 2,523
Hudson Pacific Properties Inc 131,845 1,080
Innovative Industrial Properties Inc 29,145 2,717
JBG SMITH Properties 90,521 1,448
KKR Real Estate Finance Trust Inc 60,519 741
LTC Properties Inc 43,044 1,342
LXP Industrial Trust 304,173 2,765
Macerich Co/The 223,942 3,536
New York Mortgage Trust Inc 94,259 739
NexPoint Residential Trust Inc 24,075 735
Outfront Media Inc 150,971 1,966
Pebblebrook Hotel Trust 125,253 1,906
PennyMac Mortgage Investment Trust 90,182 1,293
Phillips Edison & Co Inc 124,313 4,315
Ready Capital Corp 164,599 1,542
Redwood Trust Inc 123,311 827
Retail Opportunity Investments Corp 130,969 1,780
Safehold Inc 46,537 924
Saul Centers Inc 13,439 514
Service Properties Trust 172,306 1,332
SITE Centers Corp 187,110 2,492
SL Green Realty Corp 66,957 3,010
Summit Hotel Properties Inc 111,819 725
Sunstone Hotel Investors Inc 213,545 2,278
Tanger Inc 109,507 2,946
Two Harbors Investment Corp 99,980 1,246
Uniti Group Inc 248,082 1,305
Universal Health Realty Income Trust 13,219 526
Urban Edge Properties 122,281 2,112
Veris Residential Inc 83,396 1,272
Whitestone REIT 48,963 633
Xenia Hotels & Resorts Inc 110,232 1,469
$ 94,990
Retail - 7 .33%
Abercrombie & Fitch Co
(d)
52,344 5,334
Academy Sports & Outdoors Inc 77,476 4,860
Advance Auto Parts Inc 61,817 4,132
American Eagle Outfitters Inc 192,954 3,824
America's Car-Mart Inc/TX
(d)
6,036 367
Asbury Automotive Group Inc
(d)
21,390 4,472
BJ's Restaurants Inc
(d)
24,153 836
Bloomin' Brands Inc 90,237 2,402
Boot Barn Holdings Inc
(d)
31,479 2,258
Brinker International Inc
(d)
45,924 1,965
Buckle Inc/The 30,937 1,151
Caleres Inc 34,724 1,089
Cheesecake Factory Inc/The 48,554 1,669
Chuy's Holdings Inc
(d)
18,037 610
Cracker Barrel Old Country Store Inc 23,033 1,782
Dave & Buster's Entertainment Inc
(d)
35,711 1,912
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Designer Brands Inc 45,578 $ 391
Dine Brands Global Inc 16,165 754
Foot Locker Inc 85,148 2,398
GMS Inc
(d)
42,195 3,551
Group 1 Automotive Inc 14,368 3,737
Guess? Inc 28,407 635
Haverty Furniture Cos Inc 13,864 470
Hibbett Inc 12,884 859
Jack in the Box Inc 20,902 1,630
Kohl's Corp 115,054 2,964
La-Z-Boy Inc 44,749 1,558
Leslie's Inc
(d)
191,260 1,283
MarineMax Inc
(d)
20,724 580
Movado Group Inc 16,280 449
National Vision Holdings Inc
(d)
81,331 1,546
Nu Skin Enterprises Inc 51,358 953
ODP Corp/The
(d)
34,578 1,768
Papa John's International Inc 34,050 2,502
Patrick Industries Inc 21,627 2,171
PC Connection Inc 11,743 758
PriceSmart Inc 26,023 1,978
Sally Beauty Holdings Inc
(d)
112,019 1,380
Shake Shack Inc
(d)
38,974 2,945
Shoe Carnival Inc 18,769 479
Signet Jewelers Ltd 46,657 4,641
Sonic Automotive Inc 15,449 781
Urban Outfitters Inc
(d)
58,823 2,235
Victoria's Secret & Co
(d)
80,321 2,092
$ 86,151
Savings & Loans - 1 .57%
Axos Financial Inc
(d)
53,408 2,960
Banc of California Inc 135,950 1,873
Berkshire Hills Bancorp Inc 44,564 1,070
Brookline Bancorp Inc 92,370 999
Capitol Federal Financial Inc 131,404 833
Northfield Bancorp Inc 41,120 495
Northwest Bancshares Inc 132,114 1,634
Pacific Premier Bancorp Inc 99,681 2,529
Provident Financial Services Inc 78,519 1,300
WaFd Inc 67,289 1,954
WSFS Financial Corp 63,127 2,810
$ 18,457
Semiconductors - 2 .37%
Alpha & Omega Semiconductor Ltd
(d)
23,394 600
Axcelis Technologies Inc
(d)
34,039 4,427
CEVA Inc
(d)
24,490 470
Cohu Inc
(d)
49,378 1,573
Diodes Inc
(d)
47,751 3,215
FormFactor Inc
(d)
80,911 3,137
Kulicke & Soffa Industries Inc 58,700 2,954
MaxLinear Inc
(d)
77,148 1,606
Photronics Inc
(d)
65,014 1,900
Semtech Corp
(d)
66,704 1,323
SiTime Corp
(d)
17,974 1,916
SMART Global Holdings Inc
(d)
53,963 1,060
Ultra Clean Holdings Inc
(d)
46,599 1,780
Veeco Instruments Inc
(d)
58,563 1,867
$ 27,828
Software - 3 .54%
ACI Worldwide Inc
(d)
113,010 3,398
Adeia Inc 111,398 1,352
Agilysys Inc
(d)
21,100 1,766
Cerence Inc
(d)
41,922 839
Consensus Cloud Solutions Inc
(d)
18,516 403
CSG Systems International Inc 29,522 1,485
Digi International Inc
(d)
37,388 909
Digital Turbine Inc
(d)
94,772 511
Donnelley Financial Solutions Inc
(d)
25,711 1,597
DoubleVerify Holdings Inc
(d)
144,881 5,797

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Envestnet Inc
(d)
51,698 $ 2,642
N-able Inc
(d)
72,252 938
PDF Solutions Inc
(d)
31,816 993
Privia Health Group Inc
(d)
106,765 2,152
Progress Software Corp 45,284 2,573
Schrodinger Inc/United States
(d)
56,853 1,504
Simulations Plus Inc 16,579 628
SPS Commerce Inc
(d)
38,146 7,011
Veradigm Inc
(d)
113,568 1,037
Verra Mobility Corp
(d)
172,871 4,133
$ 41,668
Telecommunications - 1 .59%
A10 Networks Inc 72,437 969
ADTRAN Holdings Inc 73,622 461
ATN International Inc 10,900 402
Consolidated Communications Holdings Inc
(d)
77,492 336
EchoStar Corp
(d)
125,046 1,674
Extreme Networks Inc
(d)
134,721 1,820
Gogo Inc
(d)
64,283 569
Harmonic Inc
(d)
116,613 1,364
InterDigital Inc 26,717 2,807
Lumen Technologies Inc
(d)
1,048,675 1,279
Shenandoah Telecommunications Co 52,245 1,071
Telephone and Data Systems Inc 102,467 1,969
Viasat Inc
(d)
77,651 1,726
Viavi Solutions Inc
(d)
231,164 2,272
$ 18,719
Textiles - 0 .23%
UniFirst Corp/MA 15,702 2,660
Transportation - 1 .54%
ArcBest Corp 24,596 2,930
Dorian LPG Ltd 35,456 1,328
Forward Air Corp 26,674 1,182
Heartland Express Inc 47,643 617
Hub Group Inc
(d)
64,846 2,936
Marten Transport Ltd 60,006 1,110
Matson Inc 36,313 4,068
RXO Inc
(d)
121,614 2,530
World Kinect Corp 62,576 1,412
$ 18,113
Trucking & Leasing - 0 .12%
Greenbrier Cos Inc/The 32,328 1,470
Water - 0 .72%
American States Water Co 38,441 2,868
California Water Service Group 59,988 2,716
Middlesex Water Co 18,511 1,036
SJW Group 30,205 1,798
$ 8,418
TOTAL COMMON STOCKS $ 1,143,926
Total Investments $ 1,177,270
Other Assets and Liabilities -  (0.13)% (1,494)
TOTAL NET ASSETS - 100.00% $ 1,175,776
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,854 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,672 or 0.23% of net assets.
Portfolio Summary
Sector Percent
Financial 24 .50%
Industrial 17 .20%
Consumer, Non-cyclical 16 .99%
Consumer, Cyclical 16 .34%
Technology 7 .56%
Energy 5 .49%
Basic Materials 3 .72%
Communications 3 .58%
Money Market Funds 2 .71%
Utilities 1 .91%
Exchange-Traded Funds 0 .13%
Other Assets and Liabilities
( 0 .13 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 19,882 $ 128,006 $ 118,931 $ 28,957
$ 19,882 $ 128,006 $ 118,931 $ 28,957
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 259 $ — $ — $ —
$ 259 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2024 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2024 Long 311 $ 30,414 $ (587)
Total $ (587)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .77 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares Russell 2000 Value ETF 22,200 $ 3,289
Money Market Funds - 3 .53%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
1,584,297 1,584
Principal Government Money Market Fund - Class
R-6 5.25%
(a),(b),(c)
47,079,931 47,080
$ 48,664
TOTAL INVESTMENT COMPANIES $ 51,953
COMMON STOCKS - 97 .56 % Shares Held Value (000's)
Advertising - 0 .19%
Advantage Solutions Inc
(d)
10,937 $ 44
Boston Omaha Corp
(d)
2,771 43
Clear Channel Outdoor Holdings Inc
(d)
46,419 80
Stagwell Inc
(d)
374,669 2,443
$ 2,610
Aerospace & Defense - 0 .58%
AAR Corp
(d)
4,168 253
AerSale Corp
(d)
167,912 1,562
Archer Aviation Inc
(d),(e)
18,973 92
Astronics Corp
(d)
3,328 56
Barnes Group Inc 74,246 2,458
Ducommun Inc
(d)
1,658 82
Joby Aviation Inc
(d),(e)
23,046 126
Kaman Corp 3,472 156
Kratos Defense & Security Solutions Inc
(d)
15,750 267
Moog Inc 11,308 1,580
National Presto Industries Inc 16,389 1,298
Triumph Group Inc
(d)
7,944 129
$ 8,059
Agriculture - 0 .19%
Alico Inc 886 26
Andersons Inc/The 38,461 2,027
Benson Hill Inc
(d)
24,156 4
Dole PLC 3,959 45
Fresh Del Monte Produce Inc 4,246 104
Limoneira Co 2,194 40
Tejon Ranch Co
(d)
2,647 42
Universal Corp/VA 2,960 172
Vector Group Ltd 14,934 156
$ 2,616
Airlines - 0 .24%
Alaska Air Group Inc
(d)
50,900 1,824
Allegiant Travel Co 1,748 137
Hawaiian Holdings Inc
(d)
6,274 89
JetBlue Airways Corp
(d)
161,376 857
SkyWest Inc
(d)
5,017 267
Spirit Airlines Inc 13,553 85
Sun Country Airlines Holdings Inc
(d)
2,021 28
$ 3,287
Apparel - 1 .01%
Carter's Inc 18,300 1,384
Fossil Group Inc
(d)
6,713 8
Gildan Activewear Inc 220,260 7,271
Hanesbrands Inc
(d)
337,778 1,520
Kontoor Brands Inc 20,100 1,178
Oxford Industries Inc 7,634 724
Rocky Brands Inc 806 23
Steven Madden Ltd 43,300 1,813
Weyco Group Inc 736 24
Wolverine World Wide Inc 790 7
$ 13,952
Automobile Manufacturers - 0 .26%
Blue Bird Corp
(d)
11,468 334
Hyliion Holdings Corp
(d)
18,597 19
Nikola Corp
(d)
78,487 59
REV Group Inc 52,349 1,022
Wabash National Corp 83,398 2,110
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Workhorse Group Inc
(d)
23,242 $ 6
$ 3,550
Automobile Parts & Equipment - 0 .99%
Adient PLC
(d)
83,153 2,886
Aeva Technologies Inc
(d)
11,694 10
American Axle & Manufacturing Holdings Inc
(d)
14,182 115
Aurora Innovation Inc
(d)
41,852 125
Commercial Vehicle Group Inc
(d)
3,445 22
Cooper-Standard Holdings Inc
(d)
1,464 26
Dana Inc 16,143 219
Douglas Dynamics Inc 22,000 553
Fox Factory Holding Corp
(d)
9,600 605
Goodyear Tire & Rubber Co/The
(d)
195,830 2,730
Holley Inc
(d)
6,658 32
indie Semiconductor Inc
(d)
1,221 8
Methode Electronics Inc 119,601 2,483
Microvast Holdings Inc
(d),(e)
27,087 25
Miller Industries Inc/TN 22,021 886
Phinia Inc 89,900 2,719
SES AI Corp
(d)
13,658 18
Solid Power Inc
(d)
18,648 30
Standard Motor Products Inc 2,524 102
Titan International Inc
(d)
6,527 96
$ 13,690
Banks - 13 .98%
1st Source Corp 13,972 730
ACNB Corp 1,020 40
Alerus Financial Corp 2,260 51
Amalgamated Financial Corp 2,167 58
Amerant Bancorp Inc 3,221 73
American National Bankshares Inc 1,289 58
Ameris Bancorp 8,179 406
Ames National Corp 1,076 23
Arrow Financial Corp 24,759 624
Associated Banc-Corp 118,411 2,488
Atlantic Union Bankshares Corp 9,308 318
BancFirst Corp 2,343 207
Bank First Corp 1,146 97
Bank of Hawaii Corp
(e)
4,834 306
Bank of Marin Bancorp 60,671 1,188
Bank of NT Butterfield & Son Ltd/The 5,557 169
Bank7 Corp 486 14
BankUnited Inc 102,279 2,890
Bankwell Financial Group Inc 730 20
Banner Corp 4,217 196
Bar Harbor Bankshares 1,893 50
BayCom Corp 26,793 546
BCB Bancorp Inc 43,393 539
Blue Foundry Bancorp
(d)
2,856 27
Blue Ridge Bankshares Inc 2,257 6
BOK Financial Corp 14,600 1,224
Bridgewater Bancshares Inc
(d)
53,265 666
Burke & Herbert Financial Services Corp
(e)
728 43
Business First Bancshares Inc 2,987 67
Byline Bancorp Inc 3,046 67
C&F Financial Corp 400 22
Cadence Bank 347,158 9,241
Cambridge Bancorp 27,747 1,903
Camden National Corp 37,236 1,342
Capital Bancorp Inc 1,207 26
Capital City Bank Group Inc 1,054 30
Capstar Financial Holdings Inc 2,438 44
Carter Bankshares Inc
(d)
2,907 42
Cathay General Bancorp 36,201 1,491
Central Pacific Financial Corp 99,599 1,920
Central Valley Community Bancorp
(e)
23,850 463
Chemung Financial Corp 453 21
ChoiceOne Financial Services Inc
(e)
871 23
Citizens & Northern Corp 1,809 37

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Citizens Financial Services Inc
(e)
356 $ 21
City Holding Co 1,677 171
Civista Bancshares Inc 46,090 787
CNB Financial Corp/PA 30,944 660
Codorus Valley Bancorp Inc 1,166 27
Colony Bankcorp Inc 2,068 25
Columbia Banking System Inc 67,800 1,367
Comerica Inc 248,755 13,080
Community Bank System Inc 6,576 301
Community Trust Bancorp Inc 29,236 1,213
ConnectOne Bancorp Inc 113,213 2,586
CrossFirst Bankshares Inc
(d)
72,027 1,017
Customers Bancorp Inc
(d)
3,531 189
CVB Financial Corp 68,645 1,151
Dime Community Bancshares Inc 76,010 1,733
Eagle Bancorp Inc 96,239 2,386
Eastern Bankshares Inc 19,159 267
Enterprise Bancorp Inc/MA 1,195 34
Enterprise Financial Services Corp 33,572 1,397
Equity Bancshares Inc 1,831 60
Esquire Financial Holdings Inc 85 4
Evans Bancorp Inc 648 19
Farmers & Merchants Bancorp Inc/Archbold OH 1,589 36
Farmers National Banc Corp 4,510 62
FB Financial Corp 20,151 751
Fidelity D&D Bancorp Inc 575 29
Financial Institutions Inc 32,822 686
First Bancorp Inc/The 1,220 31
First BanCorp/Puerto Rico 19,411 324
First Bancorp/Southern Pines NC 4,896 169
First Bancshares Inc/The 3,786 96
First Bank/Hamilton NJ 2,607 36
First Busey Corp 31,309 737
First Business Financial Services Inc 16,027 589
First Commonwealth Financial Corp 12,642 177
First Community Bankshares Inc 2,105 72
First Community Corp/SC 948 18
First Financial Bancorp 11,662 261
First Financial Corp/IN 43,552 1,717
First Foundation Inc 80,360 765
First Hawaiian Inc 94,207 2,043
First Internet Bancorp 44,420 1,465
First Interstate BancSystem Inc 31,099 856
First Merchants Corp 24,215 818
First Mid Bancshares Inc 21,022 662
First of Long Island Corp/The 109,840 1,321
Five Star Bancorp 917 22
Fulton Financial Corp 19,869 310
FVCBankcorp Inc
(d)
1,906 23
German American Bancorp Inc 3,452 114
Glacier Bancorp Inc 13,809 534
Great Southern Bancorp Inc 10,500 547
Guaranty Bancshares Inc/TX 1,022 31
Hancock Whitney Corp 10,744 485
Hanmi Financial Corp 140,774 2,358
HarborOne Bancorp Inc 5,162 56
HBT Financial Inc 1,684 33
Heartland Financial USA Inc 37,401 1,326
Heritage Commerce Corp 132,970 1,183
Heritage Financial Corp/WA 62,184 1,253
Hilltop Holdings Inc 66,149 2,083
Home BancShares Inc/AR 23,629 554
HomeStreet Inc 29,971 412
Hope Bancorp Inc 240,450 2,664
Horizon Bancorp Inc/IN 149,477 1,959
Independent Bank Corp 5,466 307
Independent Bank Corp/MI 52,988 1,348
Independent Bank Group Inc 16,357 790
International Bancshares Corp 6,633 351
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Investar Holding Corp 43,200 $ 773
John Marshall Bancorp Inc 1,558 30
Kearny Financial Corp/MD 146,253 1,057
Lakeland Bancorp Inc 106,769 1,419
Lakeland Financial Corp 2,850 191
LCNB Corp 1,323 20
Live Oak Bancshares Inc 58,045 2,111
Luther Burbank Corp
(d)
57,118 549
Macatawa Bank Corp 3,305 35
MainStreet Bancshares Inc 866 16
Mercantile Bank Corp 16,621 666
Merchants Bancorp/IN 38,047 1,664
Metrocity Bankshares Inc 2,264 54
Metropolitan Bank Holding Corp
(d)
1,193 58
Mid Penn Bancorp Inc 1,723 37
Middlefield Banc Corp 982 26
Midland States Bancorp Inc 2,553 67
MidWestOne Financial Group Inc 24,474 624
MVB Financial Corp 1,318 28
National Bank Holdings Corp 4,527 158
National Bankshares Inc 716 23
NBT Bancorp Inc 5,172 184
NewtekOne Inc
(e)
2,939 35
Nicolet Bankshares Inc 1,612 125
Northeast Bank 14,535 797
Northeast Community Bancorp Inc 40,854 704
Northrim BanCorp Inc 26,675 1,347
Norwood Financial Corp 922 25
Oak Valley Bancorp 840 22
OFG Bancorp 5,682 209
Old National Bancorp/IN 333,375 5,491
Old Second Bancorp Inc 5,357 73
Orange County Bancorp Inc 631 31
Origin Bancorp Inc 3,593 110
Orrstown Financial Services Inc 1,278 35
Park National Corp 1,777 232
Parke Bancorp Inc 27,909 516
Pathward Financial Inc 2,127 110
PCB Bancorp 32,867 551
Peapack-Gladstone Financial Corp 44,702 1,233
Penns Woods Bancorp Inc 852 18
Peoples Bancorp Inc/OH 4,287 126
Peoples Financial Services Corp 843 37
Pioneer Bancorp Inc/NY
(d)
1,472 14
Plumas Bancorp 591 21
Ponce Financial Group Inc
(d)
2,573 23
Popular Inc 31,800 2,717
Preferred Bank/Los Angeles CA 30,381 2,183
Premier Financial Corp 93,544 1,954
Primis Financial Corp 65,730 868
Princeton Bancorp Inc 631 21
Prosperity Bancshares Inc 144,525 9,237
QCR Holdings Inc 2,015 118
RBB Bancorp 43,334 766
Red River Bancshares Inc 595 30
Renasant Corp 6,829 216
Republic Bancorp Inc/KY 1,051 54
S&T Bancorp Inc 4,690 156
Sandy Spring Bancorp Inc 85,596 2,087
Seacoast Banking Corp of Florida 10,398 255
ServisFirst Bancshares Inc 4,178 281
Shore Bancshares Inc 51,513 666
Sierra Bancorp 30,786 639
Simmons First National Corp 124,738 2,372
SmartFinancial Inc 1,889 44
South Plains Financial Inc 1,459 40
Southern First Bancshares Inc
(d)
21,109 792
Southern States Bancshares Inc 938 24
Southside Bancshares Inc 3,536 111

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
SouthState Corp 9,448 $ 785
Stellar Bancorp Inc 5,741 144
Sterling Bancorp Inc/MI
(d)
2,744 15
Stock Yards Bancorp Inc 437 22
Summit Financial Group Inc 1,357 38
Synovus Financial Corp 62,800 2,365
Texas Capital Bancshares Inc
(d)
15,524 947
Third Coast Bancshares Inc
(d)
1,454 28
Tompkins Financial Corp 23,589 1,165
Towne Bank/Portsmouth VA 29,458 828
TriCo Bancshares 3,827 139
Triumph Financial Inc
(d)
2,755 195
TrustCo Bank Corp NY 57,115 1,651
Trustmark Corp 7,503 203
UMB Financial Corp 5,477 452
United Bankshares Inc/WV 257,645 9,237
United Community Banks Inc/GA 14,336 392
Unity Bancorp Inc 895 25
Univest Financial Corp 68,670 1,459
USCB Financial Holdings Inc 1,407 17
Valley National Bancorp 225,726 2,172
Veritex Holdings Inc 89,662 1,884
Virginia National Bankshares Corp 586 19
Walker & Dunlop Inc 3,956 382
Washington Trust Bancorp Inc 58,273 1,621
WesBanco Inc 7,104 208
West BanCorp Inc 2,031 38
Westamerica BanCorp 2,221 106
Western Alliance Bancorp 218,710 13,989
Zions Bancorp NA 333,495 13,973
$ 192,560
Beverages - 0 .79%
BRC Inc
(d),(e)
307 1
Coca-Cola Consolidated Inc 9,415 8,110
Duckhorn Portfolio Inc/The
(d)
287,615 2,482
Primo Water Corp 16,651 243
Zevia PBC
(d)
1,129 2
$ 10,838
Biotechnology - 0 .57%
2seventy bio Inc
(d)
6,313 32
4D Molecular Therapeutics Inc
(d)
4,530 78
Aadi Bioscience Inc
(d)
2,258 4
Achillion Pharamceuticals Inc
(d),(f)
8,433 4
Acrivon Therapeutics Inc
(d)
1,208 4
Actinium Pharmaceuticals Inc
(d),(e)
145 1
Adicet Bio Inc
(d)
3,399 10
ADMA Biologics Inc
(d)
12,574 65
Agenus Inc
(d)
40,672 27
Allakos Inc
(d),(e)
8,369 11
Allogene Therapeutics Inc
(d)
11,897 42
Allovir Inc
(d)
6,405 5
Alpine Immune Sciences Inc
(d)
1,908 51
Altimmune Inc
(d)
6,648 63
ALX Oncology Holdings Inc
(d)
3,385 49
AnaptysBio Inc
(d)
366 9
ANI Pharmaceuticals Inc
(d)
392 22
Annexon Inc
(d)
5,742 24
Apogee Therapeutics Inc
(d),(e)
1,397 47
Arbutus Biopharma Corp
(d)
6,580 16
Arcturus Therapeutics Holdings Inc
(d)
2,657 88
Arcus Biosciences Inc
(d)
4,599 70
Ardelyx Inc
(d)
10,012 87
ARS Pharmaceuticals Inc
(d)
2,418 15
Astria Therapeutics Inc
(d)
329 4
Atara Biotherapeutics Inc
(d)
12,726 8
Atea Pharmaceuticals Inc
(d)
9,649 40
Aura Biosciences Inc
(d)
3,486 27
Avidity Biosciences Inc
(d)
9,117 112
Beam Therapeutics Inc
(d)
836 20
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
BioAtla Inc
(d)
6,169 $ 12
BioCryst Pharmaceuticals Inc
(d)
5,940 31
Biohaven Ltd
(d)
8,476 377
Bluebird Bio Inc
(d)
13,505 14
Bridgebio Pharma Inc
(d)
4,288 147
Cabaletta Bio Inc
(d),(e)
519 11
Cara Therapeutics Inc
(d)
6,521 4
Caribou Biosciences Inc
(d),(e)
10,306 63
Carisma Therapeutics Inc 3,409 7
Cartesian Therapeutics Inc
(d)
12,004 9
Cartesian Therapeutics Inc - Contingent Value
Rights
(d),(f)
12,004 2
Celcuity Inc
(d)
2,193 33
Celldex Therapeutics Inc
(d)
4,246 150
Century Therapeutics Inc
(d)
2,939 13
Chinook Therapeutics Inc - Contingent Value
Rights
(d),(f)
4,587 2
Cogent Biosciences Inc
(d)
4,702 21
Compass Therapeutics Inc
(d)
10,882 14
Crinetics Pharmaceuticals Inc
(d)
6,695 244
Cullinan Oncology Inc
(d)
3,246 49
Cytokinetics Inc
(d)
880 69
Day One Biopharmaceuticals Inc
(d)
755 11
Deciphera Pharmaceuticals Inc
(d)
4,260 61
Design Therapeutics Inc
(d)
4,567 11
Disc Medicine Inc
(d)
50 3
Dynavax Technologies Corp
(d)
2,503 32
Dyne Therapeutics Inc
(d)
3,879 83
Edgewise Therapeutics Inc
(d)
5,379 96
Editas Medicine Inc
(d)
10,173 72
Emergent BioSolutions Inc
(d)
103,244 172
Entrada Therapeutics Inc
(d)
2,585 38
Erasca Inc
(d)
10,158 17
EyePoint Pharmaceuticals Inc
(d)
1,543 42
Fate Therapeutics Inc
(d)
10,198 63
FibroGen Inc
(d)
13,377 26
Forafric Global PLC
(d)
552 6
Genelux Corp
(d),(e)
1,639 17
Generation Bio Co
(d)
5,696 11
Geron Corp
(d)
15,743 29
Graphite Bio Inc
(d)
3,533 10
HilleVax Inc
(d)
2,508 36
Humacyte Inc
(d)
824 3
Icosavax Inc
(d)
3,459 53
Ideaya Biosciences Inc
(d)
2,616 114
IGM Biosciences Inc
(d),(e)
1,659 17
Ikena Oncology Inc
(d)
3,461 5
ImmunityBio Inc
(d),(e)
2,995 10
ImmunoGen Inc
(d)
12,395 363
Inhibrx Inc
(d)
1,408 54
Innoviva Inc
(d)
6,665 108
Inozyme Pharma Inc
(d)
6,004 33
Intellia Therapeutics Inc
(d)
9,332 222
Iovance Biotherapeutics Inc
(d),(e)
28,388 219
iTeos Therapeutics Inc
(d)
2,993 30
Janux Therapeutics Inc
(d)
2,030 17
Kezar Life Sciences Inc
(d)
9,954 10
Kiniksa Pharmaceuticals Ltd
(d)
3,912 69
Kodiak Sciences Inc
(d)
4,075 16
Larimar Therapeutics Inc
(d)
3,234 19
Lexicon Pharmaceuticals Inc
(d),(e)
5,420 10
Ligand Pharmaceuticals Inc
(d)
1,795 131
Liquidia Corp
(d)
1,760 22
MacroGenics Inc
(d)
5,349 76
MeiraGTx Holdings plc
(d)
914 6
Mersana Therapeutics Inc
(d)
6,039 19
Mineralys Therapeutics Inc
(d),(e)
1,809 20
Monte Rosa Therapeutics Inc
(d)
3,846 20
Myriad Genetics Inc
(d)
9,964 213

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
NeoGenomics Inc
(d)
14,347 $ 213
Neumora Therapeutics Inc
(d),(e)
1,009 15
NGM Biopharmaceuticals Inc
(d)
4,626 7
Nkarta Inc
(d)
3,798 34
Novavax Inc
(d),(e)
2,028 8
Nurix Therapeutics Inc
(d)
6,001 47
Nuvation Bio Inc
(d)
17,545 28
Ocean Biomedical Inc
(d)
919 1
Olema Pharmaceuticals Inc
(d)
3,379 44
Omeros Corp
(d),(e)
4,605 15
OmniAb Operations Inc
(d)
476 —
OmniAb Operations Inc
(d)
476 —
Organogenesis Holdings Inc
(d)
7,805 26
Ovid therapeutics Inc
(d)
7,521 29
PepGen Inc
(d)
814 8
Phathom Pharmaceuticals Inc
(d)
2,994 20
Poseida Therapeutics Inc
(d)
8,554 29
Precigen Inc
(d)
17,020 23
Prelude Therapeutics Inc
(d)
1,980 7
ProKidney Corp
(d)
4,671 6
Protalix BioTherapeutics Inc
(d)
8,352 12
PTC Therapeutics Inc
(d)
1,769 46
Rallybio Corp
(d)
3,855 5
RAPT Therapeutics Inc
(d)
932 23
RayzeBio Inc
(d)
1,356 84
Recursion Pharmaceuticals Inc
(d)
16,941 159
REGENXBIO Inc
(d)
5,079 63
Relay Therapeutics Inc
(d)
11,214 104
Replimune Group Inc
(d)
6,219 48
REVOLUTION Medicines Inc
(d)
4,574 127
Rigel Pharmaceuticals Inc
(d)
3,304 4
Rocket Pharmaceuticals Inc
(d)
905 26
Sage Therapeutics Inc
(d)
420 11
Sana Biotechnology Inc
(d)
10,971 60
Sangamo Therapeutics Inc
(d)
18,430 8
Savara Inc
(d)
10,656 53
Scholar Rock Holding Corp
(d)
6,829 95
Scilex Holding Co
(d)
3,201 5
Seer Inc
(d)
7,379 13
Stoke Therapeutics Inc
(d)
3,671 18
Sutro Biopharma Inc
(d)
7,570 33
Syndax Pharmaceuticals Inc
(d)
1,378 28
Tango Therapeutics Inc
(d),(e)
5,628 66
Tarsus Pharmaceuticals Inc
(d)
3,517 96
Tenaya Therapeutics Inc
(d)
6,080 26
Terns Pharmaceuticals Inc
(d)
1,837 10
Theravance Biopharma Inc
(d)
6,335 60
Theseus Pharmaceuticals Inc
(d)
2,538 10
Third Harmonic Bio Inc
(d)
2,493 22
Travere Therapeutics Inc
(d)
782 7
Turnstone Biologics Corp
(d)
546 1
Twist Bioscience Corp
(d)
7,011 227
Tyra Biosciences Inc
(d),(e)
1,153 15
UroGen Pharma Ltd
(d)
612 10
Vera Therapeutics Inc
(d),(e)
2,118 77
Veracyte Inc
(d)
8,976 225
Verve Therapeutics Inc
(d)
6,425 70
Vigil Neuroscience Inc
(d),(e)
2,237 6
Vir Biotechnology Inc
(d)
9,889 93
Viridian Therapeutics Inc
(d)
1,134 22
Vor BioPharma Inc
(d)
5,253 12
WaVe Life Sciences Ltd
(d)
7,458 32
X4 Pharmaceuticals Inc
(d)
9,058 7
Xencor Inc
(d)
3,303 62
XOMA Corp
(d)
922 18
Zevra Therapeutics Inc
(d)
4,571 26
Zura Bio Ltd
(d)
2,134 6
Zymeworks Inc
(d)
6,646 72
$ 7,885
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 0 .86%
AAON Inc 64,965 $ 4,558
American Woodmark Corp
(d)
1,890 173
Apogee Enterprises Inc 1,666 88
Armstrong World Industries Inc 21,600 2,143
Aspen Aerogels Inc
(d)
6,290 71
Boise Cascade Co 4,937 669
Gibraltar Industries Inc
(d)
1,648 133
Griffon Corp 2,070 121
JELD-WEN Holding Inc
(d)
84,708 1,575
Knife River Corp
(d)
6,997 458
LSI Industries Inc 878 12
Masterbrand Inc
(d)
16,026 225
Modine Manufacturing Co
(d)
2,294 159
SmartRent Inc
(d)
22,911 68
SPX Technologies Inc
(d)
948 95
Summit Materials Inc
(d)
14,792 535
UFP Industries Inc 6,319 717
$ 11,800
Chemicals - 4 .34%
AdvanSix Inc 71,307 1,809
American Vanguard Corp 2,699 30
Avient Corp 11,195 405
Axalta Coating Systems Ltd
(d)
277,540 8,998
Cabot Corp 16,300 1,175
Chemours Co/The 290,180 8,755
Codexis Inc
(d)
8,129 21
Danimer Scientific Inc
(d),(e)
11,051 7
Ecovyst Inc
(d)
253,861 2,351
Element Solutions Inc 809,995 18,006
HB Fuller Co 716 54
Ingevity Corp
(d)
59,800 2,605
Innospec Inc 15,767 1,831
Intrepid Potash Inc
(d)
1,342 25
Koppers Holdings Inc 2,484 127
Kronos Worldwide Inc 2,779 26
Mativ Holdings Inc 243,967 2,935
Minerals Technologies Inc 42,006 2,745
Oil-Dri Corp of America 446 29
Origin Materials Inc
(d)
14,723 9
Perimeter Solutions SA
(d)
18,860 89
Rayonier Advanced Materials Inc
(d)
7,680 33
Rogers Corp
(d)
574 66
Stepan Co 2,320 207
Trinseo PLC 4,286 26
Tronox Holdings PLC 14,463 200
Valhi Inc 229 3
Valvoline Inc
(d)
195,660 7,140
$ 59,707
Coal - 0 .17%
Alpha Metallurgical Resources Inc 1,334 533
Arch Resources Inc 2,231 395
CONSOL Energy Inc 3,802 360
Hallador Energy Co
(d)
2,874 24
NACCO Industries Inc 517 19
Peabody Energy Corp 14,126 377
Ramaco Resources Inc - A Shares 2,837 53
Ramaco Resources Inc - B Shares 477 6
SunCoke Energy Inc 10,351 106
Warrior Met Coal Inc 6,386 410
$ 2,283
Commercial Services - 3 .46%
2U Inc
(d)
10,566 9
Aaron's Co Inc/The 198,300 2,040
ABM Industries Inc 65,886 2,688
Acacia Research Corp
(d),(e)
4,780 19
Adtalem Global Education Inc
(d)
45,427 2,293
AirSculpt Technologies Inc
(d),(e)
131 1
Alight Inc
(d)
51,263 457
API Group Corp
(d)
8,499 268

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Arlo Technologies Inc
(d)
1,397 $ 12
Bakkt Holdings Inc
(d),(e)
9,718 13
Barrett Business Services Inc 52 6
BrightView Holdings Inc
(d)
5,313 47
Brink's Co/The 22,200 1,795
Cass Information Systems Inc 174 8
Chegg Inc
(d)
2,019 20
Cimpress PLC
(d)
973 73
Cipher Mining Inc
(d),(e)
5,390 16
Cleanspark Inc
(d),(e)
16,201 130
CompoSecure Inc
(d)
101 1
CoreCivic Inc
(d)
14,046 200
CPI Card Group Inc
(d)
32,800 599
Cross Country Healthcare Inc
(d)
3,614 77
Deluxe Corp 5,366 101
Distribution Solutions Group Inc
(d)
116 4
Emerald Holding Inc
(d)
136,069 835
Ennis Inc 52,243 1,064
Euronet Worldwide Inc
(d)
7,600 757
European Wax Center Inc
(d)
175 3
First Advantage Corp 6,051 99
FiscalNote Holdings Inc
(d)
6,922 9
GEO Group Inc/The
(d)
14,957 166
Graham Holdings Co 2,345 1,690
Green Dot Corp
(d)
5,918 53
Hackett Group Inc/The 258 6
Healthcare Services Group Inc
(d)
181,704 1,716
Heidrick & Struggles International Inc 64,677 1,938
Information Services Group Inc 2,032 9
John Wiley & Sons Inc 4,491 152
Kelly Services Inc 3,848 79
Kforce Inc 154,725 10,575
Korn Ferry 49,005 2,875
Laureate Education Inc 2,572 32
Lincoln Educational Services Corp
(d)
2,980 27
LiveRamp Holdings Inc
(d)
8,138 321
ManpowerGroup Inc 31,300 2,321
MarketWise Inc 4,051 9
Marqeta Inc
(d)
51,566 310
Matthews International Corp 2,678 88
Medifast Inc 35,900 1,962
Monro Inc 3,837 122
Multiplan Corp
(d)
47,703 48
Paysafe Ltd
(d)
4,148 62
Perdoceo Education Corp 8,056 146
Performant Financial Corp
(d)
1,798 5
PROG Holdings Inc
(d)
4,413 135
Quad/Graphics Inc
(d)
109,348 597
RCM Technologies Inc
(d)
7,100 196
Rent the Runway Inc
(d)
4,797 3
Repay Holdings Corp
(d)
10,114 79
Resources Connection Inc 137,595 1,852
Riot Platforms Inc
(d)
7,077 77
Sabre Corp
(d)
30,780 126
Sterling Check Corp
(d),(e)
3,707 51
StoneCo Ltd
(d)
14,130 243
Strategic Education Inc 2,793 263
Terawulf Inc
(d),(e)
18,647 31
Textainer Group Holdings Ltd 5,006 249
TrueBlue Inc
(d)
172,326 2,375
Universal Technical Institute Inc
(d)
3,393 48
Upbound Group Inc 36,631 1,216
V2X Inc
(d)
43,162 1,678
Willdan Group Inc
(d)
1,527 29
WW International Inc
(d)
6,890 26
$ 47,630
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 3 .13%
3D Systems Corp
(d),(e)
16,137 $ 77
ASGN Inc
(d)
104,369 9,688
Cantaloupe Inc
(d)
2,365 16
Conduent Inc
(d)
21,366 77
Crane NXT Co 36,600 2,133
Desktop Metal Inc
(d),(e)
35,587 23
DXC Technology Co
(d)
80,000 1,744
Grid Dynamics Holdings Inc
(d)
1,379 18
Insight Enterprises Inc
(d)
128,740 23,784
Maximus Inc 29,400 2,385
Mitek Systems Inc
(d)
284 4
NCR Atleos Corp
(d)
40,550 908
NetScout Systems Inc
(d)
8,597 185
NextNav Inc
(d)
429 2
OneSpan Inc
(d)
319 3
PAR Technology Corp
(d)
3,016 137
Parsons Corp
(d)
2,775 181
System1 Inc
(d)
4,112 7
Tingo Group Inc
(d)
17,970 12
TTEC Holdings Inc 80,100 1,633
Unisys Corp
(d)
8,368 56
Vuzix Corp
(d),(e)
7,430 12
$ 43,085
Consumer Products - 0 .15%
ACCO Brands Corp 11,478 70
Central Garden & Pet Co
(d),(e)
27,388 1,285
Central Garden & Pet Co - A Shares
(d)
4,853 200
Helen of Troy Ltd
(d)
2,964 339
Quanex Building Products Corp 4,065 127
$ 2,021
Cosmetics & Personal Care - 0 .49%
Coty Inc
(d)
375,700 4,538
Edgewell Personal Care Co 58,408 2,164
Waldencast plc
(d)
4,533 32
$ 6,734
Distribution & Wholesale - 2 .44%
A-Mark Precious Metals Inc 2,319 63
Core & Main Inc
(d)
349,445 14,436
EVI Industries Inc 82 2
G-III Apparel Group Ltd
(d)
66,709 2,008
Global Industrial Co 15,649 665
Hudson Technologies Inc
(d)
4,567 58
MRC Global Inc
(d)
55,896 595
OPENLANE Inc
(d)
13,334 188
Resideo Technologies Inc
(d)
91,167 1,529
Rush Enterprises Inc - Class A 233,447 10,483
Rush Enterprises Inc - Class B 1,144 54
ScanSource Inc
(d)
37,433 1,470
ThredUp Inc
(d)
7,951 16
Titan Machinery Inc
(d)
72,170 1,929
VSE Corp 1,639 102
$ 33,598
Diversified Financial Services - 3 .62%
Artisan Partners Asset Management Inc 201,015 8,422
Atlanticus Holdings Corp
(d)
565 20
BGC Group Inc 23,150 163
Bit Digital Inc
(d),(e)
9,306 25
Bread Financial Holdings Inc 91,419 3,316
Brightsphere Investment Group Inc 2,556 57
Columbia Financial Inc
(d)
2,196 39
Consumer Portfolio Services Inc
(d)
1,016 9
Diamond Hill Investment Group Inc 6,500 1,037
Enact Holdings Inc 85,246 2,429
Encore Capital Group Inc
(d)
2,851 143
Enova International Inc
(d)
3,583 195
Evercore Inc - Class A 6,900 1,185
Federal Agricultural Mortgage Corp 946 176
Federated Hermes Inc 74,900 2,618
Finance Of America Cos Inc
(d)
7,452 6

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
First Western Financial Inc
(d)
1,011 $ 17
Forge Global Holdings Inc
(d)
13,838 27
GCM Grosvenor Inc 480 4
Hamilton Lane Inc 1,841 213
Hannon Armstrong Sustainable Infrastructure
Capital Inc
12,075 287
Janus Henderson Group PLC 90,700 2,609
LendingClub Corp
(d)
13,248 119
LendingTree Inc
(d)
1,030 33
Moelis & Co 163,084 8,965
Mr Cooper Group Inc
(d)
36,166 2,437
Navient Corp 139,770 2,407
Nelnet Inc 1,597 139
Ocwen Financial Corp
(d)
801 23
OppFi Inc
(d)
1,305 4
Pagseguro Digital Ltd
(d)
9,666 124
PennyMac Financial Services Inc 2,952 257
Perella Weinberg Partners 107,400 1,262
Piper Sandler Cos 373 65
PRA Group Inc
(d)
4,817 110
Radian Group Inc 112,989 3,275
Regional Management Corp 866 21
Security National Financial Corp
(d)
1,738 14
SLM Corp 126,500 2,515
StoneX Group Inc
(d)
2,937 193
SWK Holdings Corp
(d)
465 8
Velocity Financial Inc
(d)
1,104 17
Victory Capital Holdings Inc 379 13
Virtu Financial Inc 131,900 2,215
Virtus Investment Partners Inc 10,849 2,562
World Acceptance Corp
(d)
474 62
$ 49,837
Electric - 1 .43%
ALLETE Inc 49,573 2,931
Altus Power Inc
(d)
7,963 43
Avista Corp 78,734 2,678
Black Hills Corp 53,866 2,788
Genie Energy Ltd 1,166 22
MGE Energy Inc 2,210 142
Northwestern Energy Group Inc 54,043 2,601
Ormat Technologies Inc 2,363 153
Otter Tail Corp 33,894 3,064
PNM Resources Inc 65,835 2,385
Portland General Electric Co 69,705 2,853
Unitil Corp 1,375 65
$ 19,725
Electrical Components & Equipment - 0 .51%
Belden Inc 37,195 2,759
Blink Charging Co
(d)
3,543 9
Encore Wire Corp 1,864 420
Energizer Holdings Inc 58,400 1,847
EnerSys 348 33
ESS Tech Inc
(d),(e)
11,653 12
Insteel Industries Inc 51,600 1,787
nLight Inc
(d)
5,496 71
Powell Industries Inc 1,125 133
$ 7,071
Electronics - 2 .79%
Advanced Energy Industries Inc 88,615 9,232
Atmus Filtration Technologies Inc
(d),(e)
108,394 2,421
Avnet Inc 47,700 2,161
Bel Fuse Inc 1,198 80
Benchmark Electronics Inc 24,359 660
Brady Corp 32,000 1,927
Coherent Corp
(d)
25,300 1,203
Comtech Telecommunications Corp
(d)
3,435 22
ESCO Technologies Inc 1,327 135
Evolv Technologies Holdings Inc
(d),(e)
11,678 51
FARO Technologies Inc
(d)
2,168 49
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
GoPro Inc
(d)
15,897 $ 47
Itron Inc
(d)
38,099 2,749
Kimball Electronics Inc
(d)
73,965 1,759
Knowles Corp
(d)
11,097 181
Mirion Technologies Inc
(d)
24,772 234
NVE Corp 15,456 1,236
OSI Systems Inc
(d)
9,400 1,203
Plexus Corp
(d)
23,487 2,225
Sanmina Corp
(d)
54,056 3,233
Stoneridge Inc
(d)
2,568 46
TTM Technologies Inc
(d)
168,988 2,351
Turtle Beach Corp
(d)
2,045 23
Vishay Intertechnology Inc 119,270 2,592
Vontier Corp 73,400 2,539
$ 38,359
Energy - Alternate Sources - 0 .16%
Alto Ingredients Inc
(d)
650,400 1,197
Energy Vault Holdings Inc
(d),(e)
12,474 19
Eos Energy Enterprises Inc
(d),(e)
1,140 1
FuelCell Energy Inc
(d)
56,268 68
FutureFuel Corp 3,291 19
Gevo Inc
(d)
29,462 28
Green Plains Inc
(d)
5,907 122
Maxeon Solar Technologies Ltd
(d),(e)
1,350 6
REX American Resources Corp
(d)
16,573 686
Stem Inc
(d),(e)
17,654 52
Sunnova Energy International Inc
(d),(e)
6,742 71
Verde Clean Fuels Inc
(d)
454 1
$ 2,270
Engineering & Construction - 0 .28%
908 Devices Inc
(d)
2,806 20
Arcosa Inc 6,001 470
Concrete Pumping Holdings Inc
(d)
1,507 12
Fluor Corp
(d)
1,242 47
Granite Construction Inc 4,686 211
Great Lakes Dredge & Dock Corp
(d)
8,138 62
INNOVATE Corp
(d),(e)
6,222 6
Iteris Inc
(d)
2,731 13
Latham Group Inc
(d)
4,964 13
Limbach Holdings Inc
(d)
935 40
Mistras Group Inc
(d)
2,626 20
NV5 Global Inc
(d)
180 19
Primoris Services Corp 29,209 958
Southland Holdings Inc
(d)
376 2
Sterling Infrastructure Inc
(d)
460 34
Tutor Perini Corp
(d)
218,821 1,961
$ 3,888
Entertainment - 2 .09%
Accel Entertainment Inc
(d)
176,200 1,806
Bally's Corp
(d)
1,671 19
Cinemark Holdings Inc
(d)
2,221 31
Empire Resorts Inc - Escrow
(d),(f)
288 —
Everi Holdings Inc
(d)
173,826 1,810
International Game Technology PLC 296,798 7,705
Light & Wonder Inc
(d)
5,998 482
Lions Gate Entertainment Corp - A shares
(d)
2,345 24
Lions Gate Entertainment Corp - B shares
(d)
4,754 46
Madison Square Garden Entertainment Corp
(d)
737 25
Marriott Vacations Worldwide Corp 28,600 2,399
Monarch Casino & Resort Inc 26,500 1,827
Red Rock Resorts Inc 174,796 9,558
Reservoir Media Inc
(d)
2,503 17
SeaWorld Entertainment Inc
(d)
48,734 2,407
Six Flags Entertainment Corp
(d)
25,630 646
$ 28,802
Environmental Control - 0 .01%
CECO Environmental Corp
(d)
3,703 72
Enviri Corp
(d)
9,737 84
Li-Cycle Holdings Corp
(d)
17,568 7

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
PureCycle Technologies Inc
(d),(e)
11,496 $ 45
$ 208
Food - 0 .42%
B&G Foods Inc 191,956 1,931
Cal-Maine Foods Inc 12,636 701
Hain Celestial Group Inc/The
(d)
88,232 945
HF Foods Group Inc
(d)
5,076 25
Ingles Markets Inc 1,731 146
Krispy Kreme Inc
(e)
7,415 99
Mission Produce Inc
(d)
5,159 51
Nathan's Famous Inc 27 2
Natural Grocers by Vitamin Cottage Inc 1,164 17
Seneca Foods Corp - Class A
(d)
653 35
SpartanNash Co 4,250 95
SunOpta Inc
(d)
520 3
TreeHouse Foods Inc
(d)
5,588 235
United Natural Foods Inc
(d)
7,229 108
Village Super Market Inc 1,103 28
Weis Markets Inc 2,013 122
WK Kellogg Co 91,500 1,189
$ 5,732
Forest Products & Paper - 0 .16%
Glatfelter Corp
(d)
6,172 9
Mercer International Inc 141,000 1,193
Sylvamo Corp 22,300 1,035
$ 2,237
Gas - 1 .22%
Brookfield Infrastructure Corp 13,226 463
Chesapeake Utilities Corp 957 97
New Jersey Resources Corp 5,710 233
Northwest Natural Holding Co 68,626 2,530
ONE Gas Inc 46,528 2,855
RGC Resources Inc 977 19
Southwest Gas Holdings Inc 46,844 2,749
Spire Inc 138,988 7,890
$ 16,836
Hand & Machine Tools - 0 .59%
Enerpac Tool Group Corp 44,800 1,399
Franklin Electric Co Inc 62,455 5,887
Kennametal Inc 30,855 757
Luxfer Holdings PLC 3,510 29
$ 8,072
Healthcare - Products - 1 .11%
Accuray Inc
(d)
513 1
Adaptive Biotechnologies Corp
(d)
3,824 14
Alphatec Holdings Inc
(d)
6,698 108
AngioDynamics Inc
(d)
4,817 28
Artivion Inc
(d)
4,165 70
AtriCure Inc
(d)
1,638 56
Avanos Medical Inc
(d)
5,694 109
BioLife Solutions Inc
(d)
322 6
Butterfly Network Inc
(d)
17,850 16
CareDx Inc
(d)
6,480 56
Castle Biosciences Inc
(d)
1,918 44
ClearPoint Neuro Inc
(d)
149 1
Cutera Inc
(d),(e)
2,234 6
CVRx Inc
(d)
149 4
Embecta Corp 6,426 110
Globus Medical Inc
(d)
170,705 9,012
Inari Medical Inc
(d)
463 26
Inmode Ltd
(d)
106,900 2,532
Inogen Inc
(d)
2,981 21
Integer Holdings Corp
(d)
4,102 416
LivaNova PLC
(d)
6,277 306
MaxCyte Inc
(d)
10,231 52
MiMedx Group Inc
(d)
14,249 110
NanoString Technologies Inc
(d)
571 —
Nautilus Biotechnology Inc
(d)
6,366 18
Neogen Corp
(d)
26,980 418
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Nevro Corp
(d)
2,900 $ 48
OmniAb Inc
(d)
11,601 67
Omnicell Inc
(d)
2,784 90
OraSure Technologies Inc
(d)
8,877 65
Orthofix Medical Inc
(d)
4,443 62
OrthoPediatrics Corp
(d)
275 7
Pacific Biosciences of California Inc
(d)
14,147 92
Patterson Cos Inc 8,331 249
Pulse Biosciences Inc
(d),(e)
1,502 13
Quanterix Corp
(d)
3,638 80
Quantum-Si Inc
(d),(e)
12,811 20
Utah Medical Products Inc 7,526 596
Varex Imaging Corp
(d)
4,793 92
Vicarious Surgical Inc
(d)
3,926 2
Zimvie Inc
(d)
3,258 57
Zynex Inc
(d),(e)
19,000 225
$ 15,305
Healthcare - Services - 1 .69%
23andMe Holding Co
(d)
38,355 28
Acadia Healthcare Co Inc
(d)
80,445 6,608
Accolade Inc
(d)
392 4
Addus HomeCare Corp
(d)
1,013 88
Agiliti Inc
(d)
394 3
Amedisys Inc
(d)
60,170 5,672
American Well Corp
(d)
31,375 33
Aveanna Healthcare Holdings Inc
(d)
4,895 11
Brookdale Senior Living Inc
(d)
23,075 126
Cano Health Inc
(d),(e)
325 1
CareMax Inc
(d)
11,058 4
Community Health Systems Inc
(d)
15,580 57
Enhabit Inc
(d)
6,252 63
Fulgent Genetics Inc
(d)
2,559 63
HealthEquity Inc
(d)
101,095 7,641
Invitae Corp
(d),(e)
3,795 2
LifeStance Health Group Inc
(d)
6,165 37
Nano-X Imaging Ltd
(d),(e)
5,370 29
National HealthCare Corp 6,165 574
OPKO Health Inc
(d)
48,271 49
Oscar Health Inc
(d)
17,978 225
Pediatrix Medical Group Inc
(d)
10,472 98
Select Medical Holdings Corp 70,300 1,827
Surgery Partners Inc
(d)
862 26
$ 23,269
Home Builders - 2 .65%
Beazer Homes USA Inc
(d)
3,629 115
Century Communities Inc 20,460 1,774
Dream Finders Homes Inc
(d)
1,815 60
Forestar Group Inc
(d)
2,247 70
Green Brick Partners Inc
(d)
16,161 844
Hovnanian Enterprises Inc
(d)
605 102
Installed Building Products Inc 77,020 15,007
KB Home 33,134 1,974
Landsea Homes Corp
(d)
2,535 32
LCI Industries 1,900 211
LGI Homes Inc
(d)
2,384 281
M/I Homes Inc
(d)
17,545 2,236
MDC Holdings Inc 7,435 465
Meritage Homes Corp 4,516 748
Skyline Champion Corp
(d)
143,727 9,843
Taylor Morrison Home Corp
(d)
12,873 671
Tri Pointe Homes Inc
(d)
51,009 1,761
United Homes Group Inc
(d)
651 5
Winnebago Industries Inc 3,573 235
$ 36,434
Home Furnishings - 0 .17%
Daktronics Inc
(d)
4,791 36
Ethan Allen Interiors Inc 2,808 82
Hooker Furnishings Corp 1,333 31
iRobot Corp
(d),(e)
359 5

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings (continued)
Leggett & Platt Inc 78,400 $ 1,820
MillerKnoll Inc 9,104 242
Purple Innovation Inc 7,936 8
Sleep Number Corp
(d)
1,264 13
Snap One Holdings Corp
(d)
2,437 19
Traeger Inc
(d)
4,949 11
Vizio Holding Corp
(d)
876 6
VOXX International Corp
(d)
1,474 12
Xperi Inc
(d)
5,395 58
$ 2,343
Insurance - 5 .00%
Ambac Financial Group Inc
(d)
117,670 1,912
American Coastal Insurance Corp
(d)
2,467 29
American Equity Investment Life Holding Co
(d)
9,747 538
AMERISAFE Inc 1,135 57
Assured Guaranty Ltd 24,600 1,996
Axis Capital Holdings Ltd 32,600 1,940
Brighthouse Financial Inc
(d)
35,100 1,817
CNO Financial Group Inc 102,701 2,791
Donegal Group Inc 1,953 29
eHealth Inc
(d)
2,329 16
Employers Holdings Inc 65,319 2,725
Enstar Group Ltd
(d)
9,650 2,575
Essent Group Ltd 61,791 3,409
F&G Annuities & Life Inc 2,171 97
Fidelis Insurance Holdings Ltd
(d)
1,439 19
First American Financial Corp 227,235 13,714
Genworth Financial Inc
(d)
57,192 353
GoHealth Inc
(d)
511 6
Greenlight Capital Re Ltd
(d)
3,202 36
Hanover Insurance Group Inc/The 9,800 1,294
Hippo Holdings Inc
(d),(e)
1,457 13
Horace Mann Educators Corp 83,162 3,063
Investors Title Co 127 21
Jackson Financial Inc 10,248 513
James River Group Holdings Ltd 4,764 46
Kemper Corp 42,000 2,520
Lemonade Inc
(d),(e)
5,264 83
Lincoln National Corp 50,700 1,392
Maiden Holdings Ltd
(d)
11,430 20
MBIA Inc 5,752 35
Mercury General Corp 35,606 1,426
MGIC Investment Corp 102,200 2,028
National Western Life Group Inc 283 137
NI Holdings Inc
(d)
1,042 14
NMI Holdings Inc
(d)
95,280 3,041
ProAssurance Corp 103,518 1,393
Safety Insurance Group Inc 15,969 1,330
Selective Insurance Group Inc 91,685 9,614
Selectquote Inc
(d)
17,185 19
SiriusPoint Ltd
(d)
106,475 1,257
Skyward Specialty Insurance Group Inc
(d)
2,110 66
Stewart Information Services Corp 42,987 2,651
Tiptree Inc 2,110 40
United Fire Group Inc 2,623 59
Universal Insurance Holdings Inc 2,394 40
White Mountains Insurance Group Ltd 1,740 2,742
$ 68,916
Internet - 0 .36%
1-800-Flowers.com Inc
(d)
3,270 34
Allbirds Inc
(d)
12,147 12
BARK Inc
(d)
16,811 17
Beyond Inc
(d)
5,551 122
Blade Air Mobility Inc
(d),(e)
7,496 22
Bumble Inc
(d)
12,539 172
Cogent Communications Holdings Inc 2,028 156
ContextLogic Inc
(d),(e)
2,832 12
DHI Group Inc
(d)
5,567 13
Entravision Communications Corp 144,200 581
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
ePlus Inc
(d)
28,616 $ 2,161
Eventbrite Inc
(d)
1,092 9
EverQuote Inc
(d)
181 2
Figs Inc
(d)
1,887 11
fuboTV Inc
(d)
35,072 87
HealthStream Inc 1,750 47
Lands' End Inc
(d)
1,870 18
Liquidity Services Inc
(d)
1,184 21
Magnite Inc
(d),(e)
9,603 85
MediaAlpha Inc
(d)
474 6
Mondee Holdings Inc
(d),(e)
677 2
Nextdoor Holdings Inc
(d)
7,493 11
Open Lending Corp
(d)
833 6
Opendoor Technologies Inc
(d)
65,111 223
Revolve Group Inc
(d)
39,400 568
Solo Brands Inc
(d),(e)
594 2
Squarespace Inc
(d)
4,317 134
Stitch Fix Inc
(d)
5,630 18
TrueCar Inc
(d)
11,128 39
Tucows Inc
(d)
767 18
Vivid Seats Inc
(d)
2,254 13
Ziff Davis Inc
(d)
4,387 296
$ 4,918
Investment Companies - 0 .03%
Cannae Holdings Inc
(d)
8,469 171
Compass Diversified Holdings 7,825 173
FTAI Infrastructure Inc 12,567 54
$ 398
Iron & Steel - 0 .15%
Carpenter Technology Corp 6,077 374
Commercial Metals Co 14,508 757
Haynes International Inc 12,821 714
Schnitzer Steel Industries Inc 3,184 84
Worthington Steel Inc 3,804 114
$ 2,043
Leisure Products & Services - 0 .33%
Bowlero Corp
(e)
311 3
Clarus Corp 3,389 20
Escalade Inc 1,179 19
Johnson Outdoors Inc 36,748 1,645
Life Time Group Holdings Inc
(d)
3,819 51
Lindblad Expeditions Holdings Inc
(d)
3,998 37
Malibu Boats Inc
(d)
949 40
Topgolf Callaway Brands Corp
(d)
17,788 234
Virgin Galactic Holdings Inc
(d),(e)
18,115 32
Vista Outdoor Inc
(d)
85,544 2,401
Xponential Fitness Inc
(d)
531 6
$ 4,488
Lodging - 0 .28%
Century Casinos Inc
(d)
403 1
Full House Resorts Inc
(d)
468 2
Hilton Grand Vacations Inc
(d)
43,500 1,814
Marcus Corp/The 3,107 42
Travel + Leisure Co 48,800 1,973
$ 3,832
Machinery - Construction & Mining - 0 .43%
Argan Inc 1,560 69
Astec Industries Inc 2,788 100
Babcock & Wilcox Enterprises Inc
(d)
6,712 9
BWX Technologies Inc 66,815 5,444
Manitowoc Co Inc/The
(d)
4,294 69
Terex Corp 3,438 211
$ 5,902
Machinery - Diversified - 2 .12%
Alamo Group Inc 53,250 11,304
Albany International Corp 13,473 1,198
Cactus Inc 56,800 2,411
Chart Industries Inc
(d)
2,072 242

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Columbus McKinnon Corp/NY 54,684 $ 2,136
DXP Enterprises Inc/TX
(d)
1,716 55
Eastman Kodak Co
(d)
6,981 24
Flowserve Corp 62,800 2,508
Gates Industrial Corp PLC
(d)
191,800 2,470
Gencor Industries Inc
(d)
1,315 20
Gorman-Rupp Co/The 2,187 73
GrafTech International Ltd 72,773 97
Ichor Holdings Ltd
(d)
3,510 127
Intevac Inc
(d)
3,556 15
Lindsay Corp 9,400 1,223
Mueller Water Products Inc - Class A 120,200 1,648
Tennant Co 7,874 745
Thermon Group Holdings Inc
(d)
74,731 2,449
Zurn Elkay Water Solutions Corp 14,674 435
$ 29,180
Media - 0 .26%
AMC Networks Inc
(d)
3,832 69
EW Scripps Co/The
(d)
3,800 30
Gannett Co Inc
(d)
18,236 45
Gray Television Inc 9,627 92
iHeartMedia Inc
(d)
13,042 35
Liberty Latin America Ltd - Class A
(d)
4,373 31
Liberty Latin America Ltd - Class C
(d)
16,994 121
Scholastic Corp 3,293 127
Sinclair Inc 3,464 55
Sphere Entertainment Co
(d)
3,257 115
TEGNA Inc 179,086 2,792
Thryv Holdings Inc
(d)
3,866 79
Urban One Inc
(d)
881 3
Urban One Inc
(d)
1,367 5
Value Line Inc 8 1
WideOpenWest Inc
(d)
6,547 24
$ 3,624
Metal Fabrication & Hardware - 2 .65%
Advanced Drainage Systems Inc 57,000 7,434
AZZ Inc 43,447 2,713
Hillman Solutions Corp
(d)
24,178 213
Janus International Group Inc
(d)
951,125 13,458
Mayville Engineering Co Inc
(d)
1,288 16
Mueller Industries Inc 59,725 2,867
Northwest Pipe Co
(d)
1,195 36
Olympic Steel Inc 1,201 81
Park-Ohio Holdings Corp 1,050 26
Proto Labs Inc
(d)
3,244 117
Ryerson Holding Corp 3,215 110
Standex International Corp 280 41
TimkenSteel Corp
(d)
5,420 112
Tredegar Corp 353,827 1,674
Valmont Industries Inc 29,755 6,716
Worthington Enterprises Inc 13,704 782
Xometry Inc
(d),(e)
3,706 119
$ 36,515
Mining - 0 .36%
5E Advanced Materials Inc
(d)
562 1
Caledonia Mining Corp PLC 2,063 22
Centrus Energy Corp
(d)
1,491 75
Coeur Mining Inc
(d)
41,017 110
Compass Minerals International Inc 72,200 1,624
Constellium SE
(d)
6,028 113
Contango ORE Inc
(d)
493 8
Dakota Gold Corp
(d)
1,865 4
Encore Energy Corp
(d)
18,123 84
Energy Fuels Inc/Canada
(d),(e)
2,728 21
Hecla Mining Co 59,804 228
i-80 Gold Corp
(d)
22,755 36
Kaiser Aluminum Corp 30,468 1,977
Lifezone Metals Ltd
(d),(e)
38,400 231
Piedmont Lithium Inc
(d)
1,439 22
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Uranium Energy Corp
(d)
46,774 $ 357
$ 4,913
Miscellaneous Manufacturers - 2 .39%
AMMO Inc
(d)
11,382 25
Core Molding Technologies Inc
(d)
34,955 605
Enpro Inc 2,597 388
Fabrinet
(d)
67,369 14,384
Federal Signal Corp 71,340 5,492
Hillenbrand Inc 61,100 2,846
LSB Industries Inc
(d)
6,758 50
Materion Corp 65,010 7,604
Myers Industries Inc 64,600 1,211
NL Industries Inc 795 4
Park Aerospace Corp 2,332 34
Smith & Wesson Brands Inc 5,701 75
Sturm Ruger & Co Inc 193 8
Trinity Industries Inc 8,193 206
$ 32,932
Office & Business Equipment - 0 .02%
Xerox Holdings Corp 14,449 267
Office Furnishings - 0 .19%
CompX International Inc 151 4
HNI Corp 5,168 210
Interface Inc 183,441 2,277
Steelcase Inc 11,465 145
$ 2,636
Oil & Gas - 5 .64%
Amplify Energy Corp
(d)
4,572 28
Antero Resources Corp
(d)
197,730 4,417
Baytex Energy Corp
(e)
766,971 2,439
Berry Corp 337,990 2,268
California Resources Corp 54,837 2,615
Callon Petroleum Co
(d)
81,969 2,633
Chord Energy Corp 54,276 8,346
Civitas Resources Inc 10,033 650
CNX Resources Corp
(d)
19,363 391
Comstock Resources Inc 11,441 89
Crescent Energy Co 214,467 2,370
CVR Energy Inc 355 12
Delek US Holdings Inc 7,935 214
Diamond Offshore Drilling Inc
(d)
12,641 154
Granite Ridge Resources Inc 4,285 23
Gulfport Energy Corp
(d)
1,389 176
Helmerich & Payne Inc 12,055 485
HighPeak Energy Inc
(e)
181 2
Kosmos Energy Ltd
(d)
344,621 2,088
Magnolia Oil & Gas Corp 1,471 30
Matador Resources Co 141,910 7,790
Murphy Oil Corp 212,916 8,240
Nabors Industries Ltd
(d)
114 10
Noble Corp PLC 2,350 104
Northern Oil & Gas Inc 64,709 2,168
Par Pacific Holdings Inc
(d)
56,095 2,053
Patterson-UTI Energy Inc 604,420 6,703
PBF Energy Inc 13,835 699
Permian Resources Corp 704,283 9,494
Precision Drilling Corp
(d)
40,000 2,475
PrimeEnergy Resources Corp
(d)
92 9
Ring Energy Inc
(d)
15,139 21
SandRidge Energy Inc 3,955 58
Seadrill Ltd
(d)
6,238 270
SilverBow Resources Inc
(d)
2,299 61
Sitio Royalties Corp 5,625 120
SM Energy Co 14,604 542
Talos Energy Inc
(d)
186,455 2,418
Tellurian Inc
(d),(e)
63,708 32
VAALCO Energy Inc 408,083 1,739
Vertex Energy Inc
(d)
522,900 763
Vital Energy Inc
(d)
55,457 2,430

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Vitesse Energy Inc 3,130 $ 66
$ 77,695
Oil & Gas Services - 1 .42%
Archrock Inc 14,101 230
Aris Water Solutions Inc 3,361 29
Atlas Energy Solutions Inc 1,845 32
Bristow Group Inc
(d)
2,904 77
Core Laboratories Inc 78,675 1,241
DMC Global Inc
(d)
1,721 29
DNOW Inc
(d)
62,385 629
Dril-Quip Inc
(d)
87,040 1,747
Expro Group Holdings NV
(d)
137,860 2,426
Forum Energy Technologies Inc
(d)
66,870 1,318
Helix Energy Solutions Group Inc
(d)
140,518 1,321
KLX Energy Services Holdings Inc
(d)
1,457 14
Kodiak Gas Services Inc 1,346 32
Liberty Energy Inc 122,691 2,551
Mammoth Energy Services Inc
(d)
2,938 10
National Energy Services Reunited Corp
(d)
213,300 1,578
Newpark Resources Inc
(d)
197,475 1,282
Oil States International Inc
(d)
7,520 46
ProFrac Holding Corp
(d),(e)
83,005 657
ProPetro Holding Corp
(d)
209,621 1,774
Ranger Energy Services Inc 1,839 19
RPC Inc 10,583 77
SEACOR Marine Holdings Inc
(d)
2,907 31
Select Water Solutions Inc 92,148 716
Solaris Oilfield Infrastructure Inc 211,755 1,588
US Silica Holdings Inc
(d)
9,387 101
$ 19,555
Packaging & Containers - 0 .26%
Clearwater Paper Corp
(d)
1,995 66
Greif Inc - Class A 3,003 188
Greif Inc - Class B 632 40
O-I Glass Inc
(d)
2,950 43
Pactiv Evergreen Inc 4,921 72
Ranpak Holdings Corp
(d)
5,453 22
Silgan Holdings Inc 27,900 1,282
TriMas Corp 78,303 1,932
$ 3,645
Pharmaceuticals - 0 .55%
ACELYRIN Inc
(d)
2,278 17
AdaptHealth Corp
(d)
5,839 42
Agios Pharmaceuticals Inc
(d)
6,896 156
Amneal Pharmaceuticals Inc
(d)
15,162 81
Anika Therapeutics Inc
(d)
1,832 43
Arvinas Inc
(d)
310 13
Assertio Holdings Inc
(d),(e)
11,167 10
BellRing Brands Inc
(d)
11,987 663
Beyond Air Inc
(d)
349 1
Biote Corp
(d)
799 3
Citius Pharmaceuticals Inc
(d)
15,270 9
Coherus Biosciences Inc
(d),(e)
2,529 5
CorMedix Inc
(d),(e)
340 1
Eagle Pharmaceuticals Inc/DE
(d)
1,522 9
Enanta Pharmaceuticals Inc
(d)
2,188 27
Enliven Therapeutics Inc
(d)
2,991 47
Fennec Pharmaceuticals Inc
(d),(e)
1,703 17
Gritstone bio Inc
(d)
11,206 27
Herbalife Ltd
(d)
189,482 2,283
Heron Therapeutics Inc
(d),(e)
855 2
Immuneering Corp
(d)
506 3
Ironwood Pharmaceuticals Inc
(d)
10,244 145
KalVista Pharmaceuticals Inc
(d)
3,890 61
Kura Oncology Inc
(d)
8,722 176
Longboard Pharmaceuticals Inc
(d)
1,264 27
Lyell Immunopharma Inc
(d)
21,860 40
MannKind Corp
(d)
6,101 20
Morphic Holding Inc
(d)
549 17
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Nature's Sunshine Products Inc
(d)
1,649 $ 29
ORIC Pharmaceuticals Inc
(d)
4,906 54
Owens & Minor Inc
(d)
9,159 181
PetIQ Inc
(d)
621 11
Phibro Animal Health Corp 126,825 1,371
PMV Pharmaceuticals Inc
(d)
4,849 9
Prestige Consumer Healthcare Inc
(d)
6,161 379
Protagonist Therapeutics Inc
(d)
2,672 67
Reneo Pharmaceuticals Inc
(d)
355 1
Sagimet Biosciences Inc
(d)
404 4
Seres Therapeutics Inc
(d)
4,528 5
SIGA Technologies Inc
(e)
186,484 910
Taro Pharmaceutical Industries Ltd
(d)
995 43
Trevi Therapeutics Inc
(d)
5,804 8
USANA Health Sciences Inc
(d)
9,600 449
Vanda Pharmaceuticals Inc
(d)
6,805 24
Y-mAbs Therapeutics Inc
(d)
2,468 32
$ 7,522
Pipelines - 0 .33%
Equitrans Midstream Corp 297,568 3,032
Excelerate Energy Inc 586 9
Golar LNG Ltd 11,578 253
Kinetik Holdings Inc 39,780 1,293
$ 4,587
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 2,051 33
Real Estate - 1 .56%
American Realty Investors Inc
(d)
142 3
Angel Oak Mortgage REIT Inc 1,490 16
Anywhere Real Estate Inc
(d)
12,160 87
Compass Inc
(d)
5,122 18
Cushman & Wakefield PLC
(d)
896,901 9,435
Douglas Elliman Inc 43,111 93
FRP Holdings Inc
(d)
842 49
Kennedy-Wilson Holdings Inc 14,785 154
Legacy Housing Corp
(d)
1,241 29
Marcus & Millichap Inc 1,812 69
Maui Land & Pineapple Co Inc
(d)
99 2
McGrath RentCorp 71,070 8,930
Newmark Group Inc 16,997 172
RE/MAX Holdings Inc 2,116 23
RMR Group Inc/The 583 15
Seritage Growth Properties
(d)
258,349 2,364
Star Holdings
(d)
1,626 19
Stratus Properties Inc
(d)
698 16
Transcontinental Realty Investors Inc
(d)
198 8
$ 21,502
REITs - 6 .46%
Acadia Realty Trust 11,539 197
AFC Gamma Inc 2,053 24
AGNC Investment Corp 831,505 7,883
Alexander & Baldwin Inc 8,949 155
Alexander's Inc 9,200 2,022
Alpine Income Property Trust Inc 1,512 24
American Assets Trust Inc 6,011 135
Apartment Investment and Management Co
(d)
18,066 134
Apollo Commercial Real Estate Finance Inc 131,606 1,469
Apple Hospitality REIT Inc 26,669 428
Arbor Realty Trust Inc 22,757 303
Ares Commercial Real Estate Corp 117,355 1,116
Armada Hoffler Properties Inc 8,309 99
ARMOUR Residential REIT Inc 6,052 115
Blackstone Mortgage Trust Inc 21,341 421
Braemar Hotels & Resorts Inc 8,260 19
Brandywine Realty Trust 21,037 100
BrightSpire Capital Inc 181,430 1,298
Broadstone Net Lease Inc 23,245 374
BRT Apartments Corp 1,418 24
CareTrust REIT Inc 11,229 235

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CBL & Associates Properties Inc 833 $ 19
Centerspace 1,862 102
Chatham Lodging Trust 6,000 63
Chimera Investment Corp 28,118 135
City Office REIT Inc 4,904 26
Claros Mortgage Trust Inc 11,279 132
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 1,105 28
COPT Defense Properties 13,983 329
CTO Realty Growth Inc 2,811 46
DiamondRock Hospitality Co 26,006 238
Diversified Healthcare Trust 29,552 85
Douglas Emmett Inc 19,935 270
Dynex Capital Inc 6,953 85
Easterly Government Properties Inc 11,832 145
Ellington Financial Inc 9,299 114
Elme Communities 10,924 158
Empire State Realty Trust Inc 275,907 2,626
Equity Commonwealth 356,419 6,811
Essential Properties Realty Trust Inc 17,187 428
Farmland Partners Inc 5,498 62
Four Corners Property Trust Inc 9,947 233
Franklin BSP Realty Trust Inc 10,333 132
Getty Realty Corp 5,875 163
Gladstone Commercial Corp 4,132 53
Gladstone Land Corp 4,170 59
Global Medical REIT Inc 7,547 76
Global Net Lease Inc 24,178 204
Granite Point Mortgage Trust Inc 199,908 1,122
Great Ajax Corp 112,553 663
Hudson Pacific Properties Inc 17,154 141
Independence Realty Trust Inc 27,907 410
Innovative Industrial Properties Inc 3,449 322
InvenTrust Properties Corp 8,387 208
Invesco Mortgage Capital Inc 5,656 50
JBG SMITH Properties 12,521 200
Kite Realty Group Trust 26,969 577
KKR Real Estate Finance Trust Inc 7,338 90
Ladder Capital Corp 14,070 154
LTC Properties Inc 5,045 157
LXP Industrial Trust 35,846 326
Macerich Co/The 26,730 422
MFA Financial Inc 597,201 6,611
National Health Investors Inc 4,640 247
National Storage Affiliates Trust 252,245 9,421
NETSTREIT Corp 8,530 155
New York Mortgage Trust Inc 11,331 89
NexPoint Diversified Real Estate Trust 3,834 26
Nexpoint Real Estate Finance Inc 1,038 15
NexPoint Residential Trust Inc 1,979 60
NNN REIT Inc 247,250 9,974
Office Properties Income Trust 5,863 22
One Liberty Properties Inc 2,036 41
Orchid Island Capital Inc 6,624 53
Orion Office REIT Inc 6,977 36
Outfront Media Inc 9,779 127
Paramount Group Inc 22,970 109
Park Hotels & Resorts Inc 160,800 2,425
Peakstone Realty Trust 4,469 65
Pebblebrook Hotel Trust 170,990 2,603
PennyMac Mortgage Investment Trust 342,511 4,912
Phillips Edison & Co Inc 12,124 421
Physicians Realty Trust 29,437 360
Piedmont Office Realty Trust Inc 15,259 104
Plymouth Industrial REIT Inc 5,432 120
Postal Realty Trust Inc 2,561 36
PotlatchDeltic Corp 9,794 438
Ready Capital Corp 19,791 185
Redwood Trust Inc 14,069 94
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Retail Opportunity Investments Corp 15,234 $ 207
RLJ Lodging Trust 19,151 222
Sabra Health Care REIT Inc 28,630 382
Safehold Inc 5,989 119
Saul Centers Inc 101 4
Service Properties Trust 20,479 158
SITE Centers Corp 23,570 314
SL Green Realty Corp 8,020 361
STAG Industrial Inc 295,165 10,903
Summit Hotel Properties Inc 12,983 84
Sunstone Hotel Investors Inc 25,763 275
Tanger Inc 6,698 180
Terreno Realty Corp 10,303 615
TPG RE Finance Trust Inc 178,738 1,088
Two Harbors Investment Corp 12,084 151
UMH Properties Inc 6,100 92
Uniti Group Inc 29,575 156
Urban Edge Properties 14,195 245
Veris Residential Inc 9,836 150
Whitestone REIT 6,061 78
Xenia Hotels & Resorts Inc 13,266 177
$ 88,950
Retail - 5 .35%
Abercrombie & Fitch Co
(d)
2,932 299
Academy Sports & Outdoors Inc 94,880 5,952
Advance Auto Parts Inc 23,800 1,591
American Eagle Outfitters Inc 17,502 347
America's Car-Mart Inc/TX
(d)
729 44
Asbury Automotive Group Inc
(d)
11,040 2,308
Beacon Roofing Supply Inc
(d)
146,065 12,107
Big 5 Sporting Goods Corp 2,712 14
Big Lots Inc 3,744 22
Biglari Holdings Inc
(d)
94 15
BJ's Restaurants Inc
(d)
1,030 36
Bloomin' Brands Inc 76,300 2,031
BlueLinx Holdings Inc
(d)
1,067 123
Brinker International Inc
(d)
36,649 1,568
Build-A-Bear Workshop Inc 360 8
Caleres Inc 4,186 131
Carrols Restaurant Group Inc 4,620 43
Carvana Co
(d)
6,647 286
Cato Corp/The 2,230 15
Children's Place Inc/The
(d)
1,446 32
Chuy's Holdings Inc
(d)
408 14
Clean Energy Fuels Corp
(d)
21,107 62
Dave & Buster's Entertainment Inc
(d)
28,100 1,504
Denny's Corp
(d)
120,956 1,285
Designer Brands Inc
(e)
144,432 1,238
Destination XL Group Inc
(d)
7,020 30
Dine Brands Global Inc 41,516 1,937
Duluth Holdings Inc
(d)
1,769 9
El Pollo Loco Holdings Inc
(d)
149,755 1,387
EVgo Inc
(d),(e)
11,183 26
First Watch Restaurant Group Inc
(d)
1,628 35
Foot Locker Inc
(e)
176,170 4,961
Genesco Inc
(d)
35,591 989
GMS Inc
(d)
3,467 292
Group 1 Automotive Inc 10,025 2,607
GrowGeneration Corp
(d)
7,405 17
Guess? Inc 3,066 69
Haverty Furniture Cos Inc 57,346 1,944
Hibbett Inc 30,138 2,009
J Jill Inc
(d)
602 14
La-Z-Boy Inc 57,169 1,990
Lazydays Holdings Inc
(d)
961 5
Leslie's Inc
(d)
284,958 1,912
LL Flooring Holdings Inc
(d)
297,300 773
MarineMax Inc
(d)
55,524 1,554
Movado Group Inc 1,828 50

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
National Vision Holdings Inc
(d)
8,912 $ 169
Nu Skin Enterprises Inc 79,911 1,483
ODP Corp/The
(d)
4,000 205
OneWater Marine Inc
(d)
82,200 2,074
Papa John's International Inc 889 65
Patrick Industries Inc 2,309 232
PC Connection Inc 1,417 91
PetMed Express Inc 172,877 1,074
PriceSmart Inc 902 69
Sally Beauty Holdings Inc
(d)
662 8
Savers Value Village Inc
(d)
1,614 30
Shoe Carnival Inc 2,290 58
Signet Jewelers Ltd 110,499 10,993
Sonic Automotive Inc 47,294 2,391
Sportsman's Warehouse Holdings Inc
(d)
4,759 18
Sweetgreen Inc
(d)
2,369 25
Tile Shop Holdings Inc
(d)
3,628 24
Tilly's Inc
(d)
2,818 21
Urban Outfitters Inc
(d)
5,239 199
Vera Bradley Inc
(d)
3,303 25
Winmark Corp 355 128
Zumiez Inc
(d)
33,195 570
$ 73,637
Savings & Loans - 1 .60%
Axos Financial Inc
(d)
6,057 336
Banc of California Inc 185,544 2,557
Berkshire Hills Bancorp Inc 55,043 1,321
Brookline Bancorp Inc 225,783 2,443
Capitol Federal Financial Inc 203,376 1,289
ESSA Bancorp Inc 1,115 21
Flushing Financial Corp 129,399 2,074
FS Bancorp Inc 16,864 620
Greene County Bancorp Inc 462 11
Hingham Institution For Savings The
(e)
188 35
Home Bancorp Inc 16,659 663
HomeTrust Bancshares Inc 1,459 40
Northfield Bancorp Inc 114,208 1,374
Northwest Bancshares Inc 15,830 196
OceanFirst Financial Corp 112,594 1,940
Pacific Premier Bancorp Inc 60,139 1,526
Provident Financial Services Inc 125,929 2,084
Southern Missouri Bancorp Inc 1,184 52
Territorial Bancorp Inc 41,968 451
Timberland Bancorp Inc/WA 925 26
WaFd Inc 87,776 2,549
Waterstone Financial Inc 2,233 30
WSFS Financial Corp 7,565 337
$ 21,975
Semiconductors - 2 .20%
ACM Research Inc
(d)
5,032 87
Alpha & Omega Semiconductor Ltd
(d)
2,895 74
Ambarella Inc
(d)
1,795 94
Amkor Technology Inc 13,901 440
Atomera Inc
(d),(e)
644 5
CEVA Inc
(d)
302 6
Cirrus Logic Inc
(d)
20,900 1,614
Cohu Inc
(d)
5,748 183
Diodes Inc
(d)
35,989 2,423
IPG Photonics Corp
(d)
24,700 2,418
Kulicke & Soffa Industries Inc 2,021 102
Navitas Semiconductor Corp
(d)
11,393 65
Onto Innovation Inc
(d)
869 140
Photronics Inc
(d)
79,026 2,309
Rambus Inc
(d)
165,285 11,327
Richardson Electronics Ltd/United States 1,534 15
Semtech Corp
(d)
126,285 2,505
SMART Global Holdings Inc
(d)
4,716 93
Synaptics Inc
(d)
4,510 482
Ultra Clean Holdings Inc
(d)
149,665 5,717
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Veeco Instruments Inc
(d)
6,263 $ 200
Vishay Precision Group Inc
(d)
1,531 49
$ 30,348
Software - 0 .67%
ACI Worldwide Inc
(d)
87,442 2,629
Adeia Inc 1,745 21
American Software Inc/GA 937 11
Asure Software Inc
(d)
2,286 20
AvidXchange Holdings Inc
(d)
1,631 18
Bandwidth Inc
(d)
2,160 30
Brightcove Inc
(d)
5,491 13
C3.ai Inc
(d),(e)
2,363 59
Cardlytics Inc
(d)
4,594 35
Cerence Inc
(d)
5,028 101
Climb Global Solutions Inc 73 4
CommVault Systems Inc
(d)
306 28
Computer Programs and Systems Inc
(d)
115,114 1,166
Concentrix Corp 25,100 2,231
Consensus Cloud Solutions Inc
(d)
1,052 23
CS Disco Inc
(d)
2,850 23
Daily Journal Corp
(d)
138 44
Definitive Healthcare Corp
(d)
3,885 33
Digi International Inc
(d)
511 12
Digital Turbine Inc
(d)
8,908 48
Donnelley Financial Solutions Inc
(d)
869 54
E2open Parent Holdings Inc
(d)
21,035 79
EverCommerce Inc
(d)
540 5
Fastly Inc
(d)
2,502 50
Health Catalyst Inc
(d)
3,081 30
HireRight Holdings Corp
(d)
1,735 21
Immersion Corp 3,934 27
IonQ Inc
(d),(e)
16,733 172
Matterport Inc
(d)
31,204 70
MeridianLink Inc
(d)
1,051 24
N-able Inc
(d)
971 13
Olo Inc
(d)
5,300 27
ON24 Inc 3,944 30
Outbrain Inc
(d)
5,161 20
Planet Labs PBC
(d)
2,027 5
Playstudios Inc
(d)
10,300 23
PROS Holdings Inc
(d)
1,596 55
PubMatic Inc
(d)
4,320 66
Rackspace Technology Inc
(d)
7,965 13
Sharecare Inc
(d)
36,876 42
Skillsoft Corp
(d)
609 9
SolarWinds Corp
(d)
6,346 75
Veradigm Inc
(d)
13,402 122
Verint Systems Inc
(d)
591 18
Verra Mobility Corp
(d)
62,700 1,499
Vimeo Inc
(d)
16,438 65
$ 9,163
Supranational Bank - 0 .01%
Banco Latinoamericano de Comercio Exterior SA 3,369 81
Telecommunications - 0 .19%
ADTRAN Holdings Inc 9,713 61
Anterix Inc
(d)
179 5
ATN International Inc 1,372 51
Aviat Networks Inc
(d)
21,823 651
BlackSky Technology Inc
(d)
15,680 20
Consolidated Communications Holdings Inc
(d)
8,573 37
DigitalBridge Group Inc 13,670 268
DZS Inc
(d)
2,311 4
EchoStar Corp
(d)
15,045 201
Globalstar Inc
(d)
11,114 18
Gogo Inc
(d)
7,507 66
IDT Corp - Class B
(d)
451 16
KVH Industries Inc
(d)
2,613 13
Lumen Technologies Inc
(d)
125,075 153
NETGEAR Inc
(d)
3,678 52

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Preformed Line Products Co 4,091 $ 500
Ribbon Communications Inc
(d)
11,211 34
Shenandoah Telecommunications Co 6,054 124
Spok Holdings Inc 2,234 37
Telephone and Data Systems Inc 12,219 235
Terran Orbital Corp
(d)
11,086 9
Viavi Solutions Inc
(d)
4,617 45
$ 2,600
Textiles - 0 .07%
UniFirst Corp/MA 5,460 925
Toys, Games & Hobbies - 0 .08%
Funko Inc
(d)
1,509 11
JAKKS Pacific Inc
(d)
37,062 1,162
$ 1,173
Transportation - 3 .06%
Air Transport Services Group Inc
(d)
7,020 109
ArcBest Corp 1,804 215
Ardmore Shipping Corp 5,170 86
Costamare Inc 5,839 63
Covenant Logistics Group Inc 1,061 51
CryoPort Inc
(d)
854 12
DHT Holdings Inc 17,035 189
Dorian LPG Ltd 1,721 64
Eagle Bulk Shipping Inc 1,165 64
FLEX LNG Ltd 1,182 35
Forward Air Corp 12,600 559
Genco Shipping & Trading Ltd 5,247 92
Golden Ocean Group Ltd 15,290 162
Heartland Express Inc 124,167 1,608
Himalaya Shipping Ltd
(d)
2,924 19
Hub Group Inc
(d)
7,766 352
International Seaways Inc 5,009 269
Kirby Corp
(d)
150,985 11,876
Landstar System Inc 58,295 11,176
Marten Transport Ltd 66,459 1,230
Matson Inc 4,292 481
Nordic American Tankers Ltd 25,479 113
Overseas Shipholding Group Inc 7,576 46
PAM Transportation Services Inc
(d)
26,973 559
Pangaea Logistics Solutions Ltd 4,579 43
Radiant Logistics Inc
(d)
4,585 28
RXO Inc
(d)
1,936 40
Safe Bulkers Inc 8,154 33
Saia Inc
(d)
19,320 8,705
Scorpio Tankers Inc 5,920 419
SFL Corp Ltd 14,302 174
Teekay Corp
(d)
7,803 70
Teekay Tankers Ltd 2,947 184
Universal Logistics Holdings Inc 847 26
Werner Enterprises Inc 6,676 264
World Kinect Corp 117,652 2,655
$ 42,071
Trucking & Leasing - 0 .76%
GATX Corp 64,249 7,880
Greenbrier Cos Inc/The 56,901 2,586
Willis Lease Finance Corp
(d)
359 18
$ 10,484
Water - 0 .04%
Artesian Resources Corp 340 12
California Water Service Group 4,884 221
Consolidated Water Co Ltd 1,301 42
SJW Group 3,941 235
$ 510
TOTAL COMMON STOCKS $ 1,343,313
Total Investments $ 1,395,266
Other Assets and Liabilities -  (1.33)% (18,339)
TOTAL NET ASSETS - 100.00% $ 1,376,927
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,334 or
0.46% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,884 or 0.43% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 32 .25%
Industrial 17 .29%
Consumer, Cyclical 16 .15%
Consumer, Non-cyclical 9 .42%
Energy 7 .72%
Technology 6 .02%
Basic Materials 5 .01%
Money Market Funds 3 .53%
Utilities 2 .69%
Communications 1 .00%
Exchange-Traded Funds 0 .24%
Government 0 .01%
Other Assets and Liabilities
( 1 .33 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
January 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2023 Purchases Sales January 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.25% $ 61,517 $ 236,524 $ 250,961 $ 47,080
$ 61,517 $ 236,524 $ 250,961 $ 47,080
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.25% $ 517 $ — $ — $ —
$ 517 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2024 Long 70 $ 6,846 $ (87)
Total $ (87)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .09%
iShares National Muni Bond ETF 528 $ 57
iShares Short-Term National Muni Bond ETF 374 39
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 256
VanEck High Yield Muni ETF 2,363 123
$ 480
TOTAL INVESTMENT COMPANIES $ 480
MUNICIPAL BONDS - 102 .41%
Principal
Amount (000's) Value (000's)
Alabama - 2 .62%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 6,000 $ 6,482
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,956
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
2,191 2,137
5.25%, 05/01/2044
(a)
997 964
West Jefferson Industrial Development Board
4.05%, 12/01/2038
(b)
2,000 2,000
$ 14,539
Arizona - 2 .52%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 384
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 6,328
Navajo Nation
5.50%, 12/01/2030
(a)
1,240 1,269
Salt Verde Financial Corp
5.00%, 12/01/2032 5,615 6,003
$ 13,984
Arkansas - 0 .18%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,015
California - 11 .74%
California Community Choice Financing Authority
5.00%, 07/01/2053
(b)
5,000 5,297
California Health Facilities Financing Authority
5.00%, 11/15/2046 1,695 1,758
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
7,011 6,906
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(b)
7,000 7,084
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 4,044
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
2,240 2,412
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,002
California State Public Works Board
5.00%, 02/01/2032 2,500 2,953
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(c)
2,000 2,246
Chino Valley Unified School District
5.00%, 08/01/2055
(d)
2,430 2,623
City of Los Angeles Department of Airports
4.00%, 05/15/2037 1,000 1,058
5.00%, 05/15/2029 1,250 1,357
5.00%, 05/15/2035 185 210
5.00%, 05/15/2037
(d)
3,824 4,217
5.00%, 05/15/2044
(d)
5,150 5,266
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 $ 2,210 $ 2,285
Ontario International Airport Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 05/15/2028
(c)
300 320
5.00%, 05/15/2031
(c)
1,000 1,112
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(c)
1,340 1,349
San Diego County Regional Airport Authority
5.00%, 07/01/2033 500 547
5.00%, 07/01/2040 65 69
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,852
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,579
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,507
State of California
5.00%, 08/01/2027 2,000 2,165
$ 65,218
Colorado - 1 .16%
Denver Convention Center Hotel Authority
5.00%, 12/01/2040 1,000 1,008
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,034
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 922
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,222
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,252
$ 6,438
Connecticut - 1 .08%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
4,000 4,001
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 2,004
$ 6,005
District of Columbia - 1 .14%
District of Columbia
5.00%, 02/01/2031 2,650 3,077
District of Columbia Income Tax Revenue
5.00%, 03/01/2029 2,000 2,237
Metropolitan Washington Airports Authority Dulles
Toll Road Revenue
5.00%, 10/01/2047 1,000 1,034
$ 6,348
Florida - 5 .76%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,986
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,615
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(d)
7,000 7,203
Florida Development Finance Corp
3.00%, 06/01/2032 5,000 4,027
5.00%, 05/01/2029
(a)
2,000 1,937
6.13%, 07/01/2032
(a),(b)
4,000 4,054
7.38%, 01/01/2049
(a)
2,000 2,032
Hillsborough County Aviation Authority
5.00%, 10/01/2047 2,000 2,122
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,034
$ 32,010

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia - 3 .96%
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 $ 9,235 $ 10,425
City of Atlanta GA Department of Aviation
5.00%, 07/01/2032 2,180 2,365
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
4,062 4,012
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,103
5.25%, 07/01/2043 3,585 4,102
$ 22,007
Illinois - 13 .19%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,121
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,532
City of Chicago IL
5.25%, 01/01/2029 2,000 2,022
5.50%, 01/01/2049 1,000 1,031
6.00%, 01/01/2038 2,965 3,105
7.46%, 02/15/2026 461 336
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,014
5.00%, 01/01/2032 1,000 1,014
5.00%, 01/01/2033 2,625 2,663
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,011
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,602
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 5,393
5.00%, 01/01/2040
(d)
2,000 2,052
5.25%, 01/01/2043
(d)
1,500 1,721
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(c)
5,000 4,974
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
2,410 2,518
Metropolitan Water Reclamation District of Greater
Chicago
5.00%, 12/01/2028 4,000 4,224
5.00%, 12/01/2031 1,000 1,052
5.00%, 12/01/2038 1,500 1,679
5.25%, 12/01/2032 1,500 1,816
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,974
5.00%, 01/01/2040 3,000 3,141
5.25%, 01/01/2048 1,250 1,316
State of Illinois
5.00%, 11/01/2027 2,415 2,574
5.00%, 11/01/2028 4,590 4,897
5.00%, 12/01/2032 1,380 1,467
5.50%, 01/01/2030 500 567
5.50%, 10/01/2044 6,855 7,667
Tender Option Bond Trust Receipts/
Certificates (credit support from Assured Guaranty
Municipal Corp )
4.80%, 01/01/2030
(a),(b),(c)
3,400 3,400
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 137 131
$ 73,314
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Indiana - 0 .70%
City of Whiting IN
3.00%, 11/01/2051 $ 455 $ 340
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,665
Town of Shoals IN
7.25%, 11/01/2043 1,910 1,913
$ 3,918
Iowa - 0 .09%
Iowa Finance Authority
7.50%, 05/15/2053 500 517
Kentucky - 2 .26%
County of Trimble KY
1.30%, 09/01/2044
(b)
1,000 882
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,143
Kentucky Public Energy Authority
4.00%, 01/01/2049
(b)
3,000 3,003
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,546
$ 12,574
Louisiana - 2 .30%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,832
4.40%, 11/01/2044
(a)
1,700 1,626
5.50%, 11/01/2039
(a)
2,105 2,200
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,020
6.10%, 12/01/2040
(a),(b)
1,000 1,099
$ 12,777
Maryland - 0 .74%
State of Maryland
5.00%, 08/01/2030 3,550 4,108
Massachusetts - 1 .66%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,235
Massachusetts Development Finance Agency
5.00%, 11/15/2032 3,000 3,644
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 665 665
Massachusetts Health & Educational Facilities
Authority
2.00%, 07/01/2035
(b)
215 215
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,083
5.00%, 07/01/2039 1,340 1,409
$ 9,251
Michigan - 3 .03%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,041
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(c)
1,000 1,101
5.00%, 05/01/2037
(c)
1,000 1,091
5.00%, 05/01/2038
(c)
2,000 2,164
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 933
Michigan Finance Authority
4.00%, 02/15/2047 3,400 3,271
Michigan Strategic Fund
4.00%, 10/01/2061
(b)
3,800 3,760
5.00%, 06/30/2048 2,390 2,440

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan (continued)
Wayne County Airport Authority
5.00%, 12/01/2045 $ 1,000 $ 1,011
$ 16,812
Mississippi - 0 .18%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(b)
1,000 991
Missouri - 1 .14%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,419
5.00%, 07/01/2044 1,100 1,163
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(c)
1,500 1,675
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,400 1,410
Tender Option Bond Trust Receipts/
Certificates (credit support from Assured Guaranty
Municipal Corp )
4.20%, 09/01/2028
(a),(b),(c)
650 650
$ 6,317
Montana - 1 .25%
County of Gallatin MT
4.00%, 10/15/2041
(a)
5,000 4,161
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(c)
805 792
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,969
$ 6,922
Nebraska - 0 .19%
Lincoln Airport Authority
4.00%, 07/01/2035 1,000 1,034
Nevada - 2 .42%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
9,000 9,498
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,924
$ 13,422
New Hampshire - 1 .77%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(b)
6,750 6,691
3.75%, 07/01/2045
(a),(b)
1,000 792
4.00%, 11/01/2027
(a)
1,000 973
4.13%, 01/20/2034 396 388
4.88%, 11/01/2042
(a)
1,000 892
New Hampshire Health and Education Facilities
Authority Act
3.35%, 06/01/2041
(b)
100 100
$ 9,836
New Jersey - 5 .34%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 755
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 1,011
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,025
5.25%, 06/15/2034 2,250 2,308
North Hudson Sewerage Authority/NJ (credit
support from Assured Guaranty Municipal Corp )
5.00%, 06/01/2034
(c)
180 219
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,150
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
State of New Jersey
4.00%, 06/01/2031 $ 5,000 $ 5,453
5.00%, 06/01/2028 2,100 2,303
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 5,270
5.25%, 06/01/2046 5,000 5,164
$ 29,658
New Mexico - 0 .09%
City of Farmington NM
2.15%, 04/01/2033 600 493
New York - 8 .85%
Metropolitan Transportation Authority
5.00%, 11/15/2025 400 413
5.00%, 11/15/2032 1,000 1,121
5.00%, 11/15/2045 3,025 3,202
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(c)
1,000 1,129
New York City Transitional Finance Authority
5.50%, 05/01/2042 3,050 3,648
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,279
5.25%, 11/01/2038 2,835 3,333
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 758
New York Liberty Development Corp
5.25%, 10/01/2035 1,000 1,178
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,381
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 918
4.00%, 12/01/2042 1,000 941
5.00%, 12/01/2028 2,350 2,546
5.00%, 01/01/2032 7,200 7,418
5.00%, 01/01/2034 3,200 3,294
5.00%, 10/01/2040 2,000 2,044
5.00%, 07/01/2046 3,500 3,500
5.63%, 04/01/2040 1,000 1,083
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,290
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 40
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,276
Westchester County Local Development
Corp (credit support from Assured Guaranty
Municipal Corp )
5.75%, 11/01/2048
(c)
2,075 2,365
$ 49,157
North Carolina - 0 .30%
Raleigh Durham Airport Authority
5.00%, 05/01/2033 1,500 1,648
Ohio - 4 .06%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,141
4.00%, 06/01/2039 1,850 1,858
5.00%, 06/01/2055 5,500 5,193
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,437
5.00%, 01/01/2046 2,500 2,333
Jefferson County Port Authority/OH
5.00%, 12/01/2053
(a),(b)
1,500 1,504
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(a)
1,000 973
4.50%, 01/15/2048
(a)
850 807

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Ohio State University/The
5.00%, 12/01/2033 $ 5,000 $ 5,978
State of Ohio
4.90%, 01/15/2045
(b)
1,350 1,350
$ 22,574
Oregon - 0 .00%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 —
Pennsylvania - 6 .39%
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,701
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,176
Lancaster Industrial Development Authority
4.00%, 07/01/2046 750 586
4.00%, 07/01/2051 1,000 744
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,533
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,235
5.00%, 12/01/2036 1,725 1,829
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 4,055 4,419
5.25%, 12/01/2044 4,350 4,660
Sports & Exhibition Authority of Pittsburgh &
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2034
(c)
6,895 7,904
5.00%, 02/01/2035
(c)
4,140 4,714
$ 35,501
Puerto Rico - 0 .67%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
54 53
0.00%, 07/01/2033
(e)
428 272
0.00%, 11/01/2043
(b),(e)
1,470 814
4.00%, 07/01/2033 183 177
4.00%, 07/01/2037 257 241
4.00%, 07/01/2041 349 318
4.00%, 07/01/2046 363 322
5.38%, 07/01/2025 371 377
5.63%, 07/01/2027 367 388
5.63%, 07/01/2029 361 391
5.75%, 07/01/2031 351 391
$ 3,744
South Carolina - 1 .18%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 1,830 1,701
5.25%, 11/15/2052 1,500 1,361
6.00%, 06/01/2031
(a)
1,000 796
6.50%, 06/01/2051
(a)
4,500 2,707
$ 6,565
South Dakota - 0 .26%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
1,500 1,465
Tennessee - 1 .16%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,583
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,000 844
Tennergy Corp/TN
5.00%, 02/01/2050
(b)
1,000 1,007
$ 6,434
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas - 6 .55%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 $ 2,740 $ 2,837
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,293
City of Houston TX Airport System Revenue
6.63%, 07/15/2038 5,770 5,773
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,030
Mission Economic Development Corp
4.25%, 06/01/2048
(b)
1,000 999
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,010
Port Beaumont Navigation District
2.75%, 01/01/2036
(a)
1,000 739
2.88%, 01/01/2041
(a)
1,000 673
3.63%, 01/01/2035
(a)
4,535 3,798
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 95
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,080
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 8,440 8,789
Texas Private Activity Bond Surface Transportation
Corp
5.00%, 12/31/2033 4,000 4,308
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 960
$ 36,384
Utah - 1 .50%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,035
5.00%, 10/15/2032 4,385 4,535
5.00%, 10/15/2037 1,500 1,525
5.38%, 10/15/2040 1,200 1,231
$ 8,326
Virginia - 3 .10%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,004
6.00%, 07/01/2044 1,000 1,001
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(c)
5,000 5,224
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,201
Virginia Public School Authority (credit support
from State Intercept Program )
5.00%, 08/01/2030
(c)
3,535 3,990
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,804
$ 17,224
Washington - 1 .05%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,744
Washington State Housing Finance Commission
3.50%, 12/20/2035 106 100
$ 5,844
West Virginia - 0 .22%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(b)
1,250 1,243

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 0 .61%
Public Finance Authority
4.00%, 09/30/2051 $ 2,500 $ 2,100
5.00%, 10/01/2043
(a)
1,500 1,320
$ 3,420
TOTAL MUNICIPAL BONDS $ 569,037
Total Investments $ 569,517
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.58)%
Notes with interest rates of 4.56% - 4.80% at
January 31, 2024 and contractual maturities of
collateral from 2025-2042.
(f)
$ (19,877) (19,877)
Total Net Investments $ 549,640
Other Assets and Liabilities -  1.08% 5,992
TOTAL NET ASSETS - 100.00% $ 555,632
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,929 or 10.79% of net assets.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2024.
Portfolio Summary
Sector Percent
Revenue Bonds 77 .10%
Insured 10 .48%
General Obligation Unlimited 10 .48%
Prerefunded 1 .53%
General Obligation Limited 1 .25%
Tax Allocation 0 .71%
Special Tax 0 .33%
Special Assessment 0 .33%
Notes 0 .14%
Exchange-Traded Funds 0 .09%
Certificate Participation 0 .06%
Liability For Floating Rate Notes Issued ( 3 .58 ) %
Other Assets and Liabilities
1 .08%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
January 31, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Nuevo Sol
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

January 31, 2024 (unaudited)

Security Valuation. Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030
Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal
LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, and Principal LifeTime
Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020
Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime
Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal
LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070 Fund, and Principal LifeTime Hybrid
Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The
SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity
Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund,
Government & High Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Fund I, LargeCap Growth
Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P
400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income
Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

January 31, 2024 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies* $ 53 $ — $ — $ 53
Municipal Bonds* — 622,274 — 622,274
Total investments in securities $ 53 $ 622,274 $ — $ 622,327

January 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund
Bonds* $ — $ 5,591,168 $ — $ 5,591,168
Common Stocks
Industrial — — 24,212 24,212
Investment Companies* 123,919 — — 123,919
U.S. Government & Government Agency Obligations* — 4,709,178 — 4,709,178
Total investments in securities $ 123,919 $ 10,300,346 $ 24,212 $ 10,448,477
Core Plus Bond Fund
Bonds* — 369,943 9 369,952
Common Stocks
Consumer, Cyclical — 54 — 54
Energy — — 29 29
Financial — 1 — 1
Investment Companies* 14,214 — — 14,214
Preferred Stocks* 3,434 — — 3,434
Senior Floating Rate Interests* — 5,395 — 5,395
U.S. Government & Government Agency Obligations* — 235,645 — 235,645
Total investments in securities $ 17,648 $ 611,038 $ 38 $ 628,724
Derivative Assets
Interest Rate Contracts
Futures** 2,592 — — 2,592
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (266) — (266)
Diversified Income Fund
Bonds* — 1,858,106 82,168 1,940,274
Common Stocks
Basic Materials — 1,404 45,789 47,193
Consumer, Cyclical — 867 10,211 11,078
Industrial — 7,401 6 7,407
Technology 162 444 — 606
Investment Companies* 223,125 — — 223,125
Preferred Stocks
Consumer, Non-cyclical — 965 — 965
Financial 15,005 4,002 — 19,007
Government 687 — — 687
Utilities 9,250 — — 9,250
Senior Floating Rate Interests* — 294,479 4,510 298,989
U.S. Government & Government Agency Obligations* — 219,046 — 219,046
Total investments in securities $ 248,229 $ 2,386,714 $ 142,684 $ 2,777,627
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 181 — 181
Interest Rate Contracts
Futures** 189 — — 189
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (70) — (70)
Interest Rate Contracts
Futures** (84) — — (84)
Diversified International Fund
Common Stocks
Basic Materials — 100,019 — 100,019
Communications 47,959 191,526 — 239,485
Consumer, Cyclical 212,620 683,431 — 896,051
Consumer, Non-cyclical 68,159 768,115 — 836,274
Energy 214,108 72,864 — 286,972
Financial 260,625 933,080 — 1,193,705
Industrial 128,229 632,829 — 761,058
Technology — 583,219 — 583,219

January 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund (continued)
Common Stocks (continued)
Utilities $ — $ 69,011 $ — $ 69,011
Investment Companies* 50,509 — — 50,509
Total investments in securities $ 982,209 $ 4,034,094 $ — $ 5,016,303
Equity Income Fund
Common Stocks* 8,500,979 — — 8,500,979
Investment Companies* 131,021 — — 131,021
Total investments in securities $ 8,632,000 $ — $ — $ 8,632,000
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 464,245 — 464,245
Convertible Bonds* — 980 — 980
Investment Companies* 37,811 — — 37,811
Total investments in securities $ 37,811 $ 465,225 $ — $ 503,036
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 315 — 315
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 261 — 261
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (812) — (812)
Exchange Cleared Credit Default Swaps** — (1,376) — (1,376)
Foreign Exchange Contracts
Foreign Currency Contracts — (445) — (445)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (62) — (62)
Global Emerging Markets Fund
Common Stocks
Basic Materials 2,321 3,616 — 5,937
Communications 6,508 24,006 — 30,514
Consumer, Cyclical 4,624 19,953 — 24,577
Consumer, Non-cyclical 3,942 21,475 — 25,417
Energy 1,770 8,268 — 10,038
Financial 7,862 39,186 — 47,048
Industrial 4,547 19,908 — 24,455
Technology 3,085 47,985 — 51,070
Utilities — 3,702 — 3,702
Investment Companies* 4,909 — — 4,909
Preferred Stocks
Consumer, Cyclical — 1,020 — 1,020
Energy 2,750 — — 2,750
Financial — 37 — 37
Total investments in securities $ 42,318 $ 189,156 $ — $ 231,474
Global Real Estate Securities Fund
Common Stocks
Communications — 9,686 — 9,686
Consumer, Cyclical 7,400 — — 7,400
Financial 1,233,354 632,014 — 1,865,368
Industrial — 13,332 — 13,332
Investment Companies* 19,329 — — 19,329
Total investments in securities $ 1,260,083 $ 655,032 $ — $ 1,915,115
Government & High Quality Bond Fund
Bonds* — 110,898 — 110,898
Investment Companies* 13,840 — — 13,840
U.S. Government & Government Agency Obligations* — 634,403 — 634,403
Total investments in securities $ 13,840 $ 745,301 $ — $ 759,141

January 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund (continued)
Derivative Assets
Interest Rate Contracts
Futures**
$ 1,949 $ — $ — $ 1,949
Derivative Liabilities
Interest Rate Contracts
Futures** (101) — — (101)
High Income Fund
Bonds* — 2,984,171 12,748 2,996,919
Common Stocks
Basic Materials — 1,118 1,469 2,587
Communications — — — —
Consumer, Cyclical — — 2,690 2,690
Energy — — — —
Industrial — 6,820 5 6,825
Technology 133 — — 133
Utilities — — — —
Investment Companies* 212,114 — — 212,114
Preferred Stocks
Communications — — — —
Senior Floating Rate Interests* — 267,306 3,592 270,898
Total investments in securities $ 212,247 $ 3,259,415 $ 20,504 $ 3,492,166
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 170 — 170
Interest Rate Contracts
Futures** 10 — — 10
High Yield Fund
Bonds* — 2,260,887 95 2,260,982
Common Stocks
Consumer, Cyclical — 942 — 942
Energy — — 1,087 1,087
Financial — 26 — 26
Convertible Bonds* — — — —
Investment Companies* 93,027 — — 93,027
Senior Floating Rate Interests* — 179,103 — 179,103
U.S. Government & Government Agency Obligations* — 30,410 — 30,410
Total investments in securities $ 93,027 $ 2,471,368 $ 1,182 $ 2,565,577
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 33 — 33
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (23) — (23)
Inflation Protection Fund
Bonds* — 46,399 — 46,399
Investment Companies* 10,783 — — 10,783
U.S. Government & Government Agency Obligations* — 1,508,734 — 1,508,734
Purchased Options 293 — — 293
Purchased Interest Rate Swaptions — 502 — 502
Total investments in securities $ 11,076 $ 1,555,635 $ — $ 1,566,711
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 343 — 343
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 122 — 122
Futures** 77 — — 77
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (80) — (80)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (249) — (249)
Futures** (688) — — (688)

January 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund (continued)
Interest Rate Contracts (continued)
Written Interest Rate Swaptions $ — $ (1,749) $ — $ (1,749)
Written Options (298) — — (298)
International Fund I
Common Stocks
Basic Materials — 8,692 — 8,692
Communications 10,361 15,445 — 25,806
Consumer, Cyclical 4,457 39,652 — 44,109
Consumer, Non-cyclical — 41,556 — 41,556
Energy 3,538 10,239 — 13,777
Financial 13,480 59,353 — 72,833
Industrial 2,958 37,870 — 40,828
Technology 6,448 41,690 — 48,138
Utilities — 1,902 — 1,902
Investment Companies* 3,195 — — 3,195
Preferred Stocks* 2,813 — — 2,813
Total investments in securities $ 47,250 $ 256,399 $ — $ 303,649
LargeCap Growth Fund I
Common Stocks
Basic Materials 6,080 — — 6,080
Communications 1,908,737 — — 1,908,737
Consumer, Cyclical 646,488 — — 646,488
Consumer, Non-cyclical 2,055,274 — — 2,055,274
Energy 40,509 — — 40,509
Financial 819,988 — — 819,988
Industrial 414,242 — — 414,242
Technology 3,930,106 — 2,601 3,932,707
Utilities 499 — — 499
Convertible Preferred Stocks
Basic Materials — — 2,101 2,101
Consumer, Cyclical — — 3,009 3,009
Technology — — 3,794 3,794
Investment Companies* 238,420 — — 238,420
Total investments in securities $ 10,060,343 $ — $ 11,505 $ 10,071,848
Derivative Liabilities
Equity Contracts
Futures** (534) — — (534)
LargeCap S&P 500 Index Fund
Common Stocks* 6,900,425 — — 6,900,425
Investment Companies* 172,522 — — 172,522
Total investments in securities $ 7,072,947 $ — $ — $ 7,072,947
Derivative Assets
Equity Contracts
Futures** 4,682 — — 4,682
LargeCap Value Fund III
Common Stocks
Basic Materials 90,901 — — 90,901
Communications 132,997 — — 132,997
Consumer, Cyclical 270,138 — — 270,138
Consumer, Non-cyclical 604,462 — — 604,462
Energy 288,738 — — 288,738
Financial 650,812 — — 650,812
Industrial 352,778 — — 352,778
Technology 419,317 — — 419,317
Utilities 137,542 — — 137,542
Investment Companies* 87,088 — — 87,088
Total investments in securities $ 3,034,773 $ — $ — $ 3,034,773
Derivative Assets
Equity Contracts
Futures** 381 — — 381

January 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Fund
Common Stocks
Basic Materials $ 124,543 $ — $ — $ 124,543
Communications 699,698 — — 699,698
Consumer, Cyclical 5,878,781 — — 5,878,781
Consumer, Non-cyclical 2,385,070 — — 2,385,070
Financial 5,635,195 — — 5,635,195
Industrial 3,586,447 — — 3,586,447
Technology 2,896,307 — — 2,896,307
Utilities 760,748 — — 760,748
Investment Companies* 45,519 — — 45,519
Total investments in securities $ 22,012,308 $ — $ — $ 22,012,308
MidCap Growth Fund
Common Stocks* 207,493 — — 207,493
Investment Companies* 5,802 — — 5,802
Total investments in securities $ 213,295 $ — $ — $ 213,295
MidCap Growth Fund III
Common Stocks* 1,231,490 — — 1,231,490
Investment Companies* 22,142 — — 22,142
Total investments in securities $ 1,253,632 $ — $ — $ 1,253,632
Derivative Liabilities
Equity Contracts
Futures** (14) — — (14)
MidCap S&P 400 Index Fund
Common Stocks* 1,363,386 — — 1,363,386
Investment Companies* 44,582 — — 44,582
Total investments in securities $ 1,407,968 $ — $ — $ 1,407,968
Derivative Liabilities
Equity Contracts
Futures** (802) — — (802)
MidCap Value Fund I
Common Stocks
Basic Materials 157,401 — — 157,401
Communications 80,868 — — 80,868
Consumer, Cyclical 573,075 — — 573,075
Consumer, Non-cyclical 601,306 — — 601,306
Energy 143,772 — — 143,772
Financial 846,914 — — 846,914
Industrial 796,601 — — 796,601
Technology 371,765 — — 371,765
Utilities 117,695 — — 117,695
Investment Companies* 85,124 — — 85,124
Total investments in securities $ 3,774,521 $ — $ — $ 3,774,521
Derivative Assets
Equity Contracts
Futures** 5 — — 5
Overseas Fund
Common Stocks
Basic Materials — 164,802 — 164,802
Communications — 49,956 — 49,956
Consumer, Cyclical 24,462 238,973 — 263,435
Consumer, Non-cyclical 865 513,366 — 514,231
Diversified — 401 — 401
Energy 49,092 117,879 — 166,971
Financial 5,705 430,492 — 436,197
Industrial 14,230 432,283 — 446,513
Technology — 97,925 — 97,925

January 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund (continued)
Common Stocks (continued)
Utilities $ — $ 122,288 $ — $ 122,288
Investment Companies* 82,530 — — 82,530
Preferred Stocks
Consumer, Cyclical — 14,029 — 14,029
Consumer, Non-cyclical — 25,904 — 25,904
Total investments in securities $ 176,884 $ 2,208,298 $ — $ 2,385,182
Derivative Assets
Equity Contracts
Futures** 115 — — 115
Principal Capital Appreciation Fund
Common Stocks* 3,983,837 — — 3,983,837
Investment Companies* 39,838 — — 39,838
Total investments in securities $ 4,023,675 $ — $ — $ 4,023,675
Principal LifeTime 2015 Fund
Investment Companies* 251,347 — — 251,347
Total investments in securities $ 251,347 $ — $ — $ 251,347
Principal LifeTime 2020 Fund
Investment Companies* 2,472,053 — — 2,472,053
Total investments in securities $ 2,472,053 $ — $ — $ 2,472,053
Principal LifeTime 2025 Fund
Investment Companies* 1,580,256 — — 1,580,256
Total investments in securities $ 1,580,256 $ — $ — $ 1,580,256
Principal LifeTime 2030 Fund
Investment Companies* 5,366,365 — — 5,366,365
Total investments in securities $ 5,366,365 $ — $ — $ 5,366,365
Principal LifeTime 2035 Fund
Investment Companies* 1,826,896 — — 1,826,896
Total investments in securities $ 1,826,896 $ — $ — $ 1,826,896
Principal LifeTime 2040 Fund
Investment Companies* 4,401,382 — — 4,401,382
Total investments in securities $ 4,401,382 $ — $ — $ 4,401,382
Principal LifeTime 2045 Fund
Investment Companies* 1,503,365 — — 1,503,365
Total investments in securities $ 1,503,365 $ — $ — $ 1,503,365
Principal LifeTime 2050 Fund
Investment Companies* 2,993,680 — — 2,993,680
Total investments in securities $ 2,993,680 $ — $ — $ 2,993,680
Principal LifeTime 2055 Fund
Investment Companies* 964,088 — — 964,088
Total investments in securities $ 964,088 $ — $ — $ 964,088
Principal LifeTime 2060 Fund
Investment Companies* 906,025 — — 906,025
Total investments in securities $ 906,025 $ — $ — $ 906,025
Principal LifeTime 2065 Fund
Investment Companies* 167,996 — — 167,996
Total investments in securities $ 167,996 $ — $ — $ 167,996

January 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2070 Fund
Investment Companies* $ 15,548 $ — $ — $ 15,548
Total investments in securities $ 15,548 $ — $ — $ 15,548
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 260,168 — — 260,168
Total investments in securities $ 260,168 $ — $ — $ 260,168
Principal LifeTime Hybrid 2020 Fund
Investment Companies* 509,565 — — 509,565
Total investments in securities $ 509,565 $ — $ — $ 509,565
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 742,325 — — 742,325
Total investments in securities $ 742,325 $ — $ — $ 742,325
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 785,560 — — 785,560
Total investments in securities $ 785,560 $ — $ — $ 785,560
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 581,118 — — 581,118
Total investments in securities $ 581,118 $ — $ — $ 581,118
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 615,311 — — 615,311
Total investments in securities $ 615,311 $ — $ — $ 615,311
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 393,237 — — 393,237
Total investments in securities $ 393,237 $ — $ — $ 393,237
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 344,989 — — 344,989
Total investments in securities $ 344,989 $ — $ — $ 344,989
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 203,352 — — 203,352
Total investments in securities $ 203,352 $ — $ — $ 203,352
Principal LifeTime Hybrid 2060 Fund
Investment Companies* 101,516 — — 101,516
Total investments in securities $ 101,516 $ — $ — $ 101,516
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 29,504 — — 29,504
Total investments in securities $ 29,504 $ — $ — $ 29,504
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 1,785 — — 1,785
Total investments in securities $ 1,785 $ — $ — $ 1,785
Principal LifeTime Hybrid Income Fund
Investment Companies* 119,629 — — 119,629
Total investments in securities $ 119,629 $ — $ — $ 119,629

January 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Strategic Income Fund
Investment Companies* $ 802,186 $ — $ — $ 802,186
Total investments in securities $ 802,186 $ — $ — $ 802,186
Real Estate Securities Fund
Common Stocks* 5,726,912 — — 5,726,912
Investment Companies* 36,801 — — 36,801
Total investments in securities $ 5,763,713 $ — $ — $ 5,763,713
SAM Balanced Portfolio
Investment Companies* 4,394,452 — — 4,394,452
Total investments in securities $ 4,394,452 $ — $ — $ 4,394,452
SAM Conservative Balanced Portfolio
Investment Companies* 1,774,931 — — 1,774,931
Total investments in securities $ 1,774,931 $ — $ — $ 1,774,931
SAM Conservative Growth Portfolio
Investment Companies* 3,026,783 — — 3,026,783
Total investments in securities $ 3,026,783 $ — $ — $ 3,026,783
SAM Flexible Income Portfolio
Investment Companies* 2,402,807 — — 2,402,807
Total investments in securities $ 2,402,807 $ — $ — $ 2,402,807
SAM Strategic Growth Portfolio
Investment Companies* 2,095,431 — — 2,095,431
Total investments in securities $ 2,095,431 $ — $ — $ 2,095,431
Short-Term Income Fund
Bonds* — 2,594,230 — 2,594,230
Investment Companies* 123,982 — — 123,982
U.S. Government & Government Agency Obligations* — 119,180 — 119,180
Total investments in securities $ 123,982 $ 2,713,410 $ — $ 2,837,392
Derivative Assets
Interest Rate Contracts
Futures** 4,550 — — 4,550
SmallCap Fund
Common Stocks* 1,247,050 — — 1,247,050
Investment Companies* 20,104 — — 20,104
Total investments in securities $ 1,267,154 $ — $ — $ 1,267,154
SmallCap Growth Fund I
Common Stocks
Basic Materials 59,916 — — 59,916
Communications 84,508 — — 84,508
Consumer, Cyclical 263,499 — — 263,499
Consumer, Non-cyclical 711,627 — 2 711,629
Energy 69,098 — — 69,098
Financial 177,206 — — 177,206
Industrial 407,656 — — 407,656
Technology 453,698 — — 453,698
Utilities 3,330 — — 3,330
Investment Companies* 118,049 — — 118,049
Total investments in securities $ 2,348,587 $ — $ 2 $ 2,348,589
Derivative Liabilities
Equity Contracts
Futures** (284) — — (284)

January 31, 2024 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials $ 43,753 $ — $ — $ 43,753
Communications 42,140 — — 42,140
Consumer, Cyclical 192,023 — — 192,023
Consumer, Non-cyclical 199,834 — — 199,834
Energy 64,588 — — 64,588
Financial 288,075 — — 288,075
Industrial 202,216 — — 202,216
Technology 88,856 — — 88,856
Utilities 22,441 — — 22,441
Investment Companies* 33,344 — — 33,344
Total investments in securities $ 1,177,270 $ — $ — $ 1,177,270
Derivative Liabilities
Equity Contracts
Futures** (587) — — (587)
SmallCap Value Fund II
Common Stocks
Basic Materials 68,900 — — 68,900
Communications 13,752 — — 13,752
Consumer, Cyclical 222,347 — — 222,347
Consumer, Non-cyclical 129,544 — 8 129,552
Energy 106,390 — — 106,390
Financial 444,171 — — 444,171
Government 81 — — 81
Industrial 238,186 — — 238,186
Technology 82,851 12 — 82,863
Utilities 37,071 — — 37,071
Investment Companies* 51,953 — — 51,953
Total investments in securities $ 1,395,246 $ 12 $ 8 $ 1,395,266
Derivative Liabilities
Equity Contracts
Futures** (87) — — (87)
Tax-Exempt Bond Fund
Investment Companies* 480 — — 480
Municipal Bonds* — 569,037 — 569,037
Total investments in securities $ 480 $ 569,037 $ — $ 569,517
*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund Asset Type
Fair Value as of
January 31, 2024 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation
if input had
increased
Diversified Income Fund
Bonds $ 82,168 Yield Analysis Yield to Maturity 11.9% – 15.1% (13.7)% Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
Common Stocks 43,944 Enterprise Valuation Model EBITDA Multiples 5.1 – 8.1x (6.1x) Increase
Discounted Cash Flow Discount Rate 13.9% – 16.9% (15.0)% Decrease
1,845 Liquidation Analysis Discount Rate 56.7% Decrease
10,217 Market Quotations Broker Quote $ 0.10-26.50 ($26.49) Increase
Senior Floating Rate Interests 4,510 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 142,684

January 31, 2024 (unaudited)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of January 31, 2024 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund
Value as
of October
31, 2023
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
January 31,
2024
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
January 31, 2024
Diversified Income Fund
Bonds $ 80,444 $ — $ 616 $ 1,108 $ — $ — $ — $ 82,168 $ 280
Common Stock 41,860 — 273 — — 13,873 — 56,006 273
Senior Floating Rate Interests 4,510 — — — — — — 4,510 —
Total
$ 126,814 $ — $ 889 $ 1,108 $ — $ 13,873 $ — $ 142,684 $ 553